UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Core Equity Fund

This Fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Core Equity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Core Equity Fund (the Fund) returned 6.29% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the S&P 500 Index, which returned 7.14% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Columbia Variable Portfolio — Core Equity Fund	09/10/04	6.29	25.85	20.88	7.69
S&P 500 Index		7.14	24.61	18.83	8.07

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Apple, Inc.	3.5
Microsoft Corp.	3.1
Pfizer, Inc.	2.7
Oracle Corp.	2.6
ConocoPhillips	2.6
Cisco Systems, Inc.	2.4
Citigroup, Inc.	2.4
Home Depot, Inc. (The)	2.3
Verizon Communications, Inc.	2.1
MasterCard, Inc., Class A	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.7
Consumer Discretionary	11.7
Consumer Staples	9.1
Energy	10.8
Financials	15.7
Health Care	13.6
Industrials	11.0
Information Technology	19.0
Materials	3.8
Telecommunication Services	2.1
Utilities	2.9
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese*

*	Effective July 18, 2014, Oliver Buckley no longer serves as Portfolio Manager of the Fund, due to his retirement from Columbia Management Investment Advisers, LLC. Effective August 7, 2014, Mr. Albanese was named a Portfolio Manager of the Fund.

Semiannual Report 2014	3

Columbia Variable Portfolio – Core Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.

January 1, 2014 – June 30, 2014

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,062.90	1,022.81	2.05	2.01	0.40

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Auto Components 1.0%

Delphi Automotive PLC	30,700	2,110,318

Hotels, Restaurants & Leisure 0.9%

Marriott International, Inc., Class A	10,500	673,050

Starwood Hotels & Resorts Worldwide, Inc.	13,020	1,052,276

Wyndham Worldwide Corp.	3,800	287,736

Total		2,013,062

Household Durables 0.6%

Whirlpool Corp.	10,025	1,395,681

Internet & Catalog Retail 0.2%

Priceline Group, Inc. (The)(a)	270	324,810

Media 3.6%

Comcast Corp., Class A	83,105	4,461,076

DIRECTV(a)	12,595	1,070,701

Time Warner Cable, Inc.	5,800	854,340

Viacom, Inc., Class B	13,805	1,197,308

Walt Disney Co. (The)	2,600	222,924

Total		7,806,349

Specialty Retail 4.6%

Bed Bath & Beyond, Inc.(a)	7,500	430,350

Best Buy Co., Inc.	100,705	3,122,862

GameStop Corp., Class A	12,220	494,543

Home Depot, Inc. (The)	60,620	4,907,795

Lowe’s Companies, Inc.	19,135	918,289

Total		9,873,839

Textiles, Apparel & Luxury Goods 0.7%

VF Corp.	24,970	1,573,110

Total Consumer Discretionary		25,097,169

Consumer Staples 9.1%
Food & Staples Retailing 2.5%

CVS Caremark Corp.	16,570	1,248,881

Kroger Co. (The)	82,970	4,101,207

Total		5,350,088

Food Products 2.6%

Archer-Daniels-Midland Co.	50,925	2,246,302

Tyson Foods, Inc., Class A	87,005	3,266,167

Total		5,512,469

Household Products 0.4%

Kimberly-Clark Corp.	7,980	887,536

Tobacco 3.6%

Altria Group, Inc.	94,115	3,947,183

Lorillard, Inc.	20,125	1,227,021

Common Stocks (continued)
Issuer	Shares	Value ($)
Philip Morris International, Inc.	32,000	2,697,920

Total		7,872,124

Total Consumer Staples		19,622,217

Energy 10.8%
Energy Equipment & Services 1.9%

National Oilwell Varco, Inc.	48,835	4,021,562

Oil, Gas & Consumable Fuels 8.9%

Chevron Corp.(b)	26,945	3,517,670

ConocoPhillips	63,745	5,464,859

EOG Resources, Inc.	11,800	1,378,948

ExxonMobil Corp.	18,605	1,873,151

Marathon Oil Corp.	13,100	522,952

Phillips 66	35,990	2,894,676

Valero Energy Corp.	70,735	3,543,823

Total		19,196,079

Total Energy		23,217,641

Financials 15.6%
Banks 3.9%

Citigroup, Inc.	107,915	5,082,796

Comerica, Inc.	9,385	470,752

KeyCorp	155,600	2,229,748

Wells Fargo & Co.	13,300	699,048

Total		8,482,344

Capital Markets 2.4%

BlackRock, Inc.	7,925	2,532,830

Goldman Sachs Group, Inc. (The)	15,570	2,607,041

Total		5,139,871

Consumer Finance 3.0%

Capital One Financial Corp.	39,700	3,279,220

Discover Financial Services	37,965	2,353,071

Navient Corp.	41,735	739,127

Total		6,371,418

Insurance 4.5%

ACE Ltd.	14,260	1,478,762

Aflac, Inc.	5,100	317,475

Aon PLC	36,525	3,290,537

Lincoln National Corp.	8,600	442,384

MetLife, Inc.	20,100	1,116,756

Travelers Companies, Inc. (The)	33,700	3,170,159

Total		9,816,073

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 1.8%

Host Hotels & Resorts, Inc.	57,600	1,267,776

Public Storage	14,720	2,522,272

Total		3,790,048

Total Financials		33,599,754

Health Care 13.6%
Biotechnology 2.7%

Celgene Corp.(a)	18,600	1,597,368

Gilead Sciences, Inc.(a)	36,760	3,047,772

Pharmacyclics, Inc.(a)	2,230	200,053

Vertex Pharmaceuticals, Inc.(a)	10,010	947,747

Total		5,792,940

Health Care Equipment & Supplies 3.0%

Becton Dickinson and Co.	17,225	2,037,718

CR Bard, Inc.	21,750	3,110,467

Medtronic, Inc.	19,760	1,259,898

Total		6,408,083

Health Care Providers & Services 2.6%

Cardinal Health, Inc.	33,700	2,310,472

WellPoint, Inc.	31,015	3,337,524

Total		5,647,996

Pharmaceuticals 5.3%

AbbVie, Inc.	26,400	1,490,016

Eli Lilly & Co.	29,645	1,843,030

Merck & Co., Inc.	38,500	2,227,225

Pfizer, Inc.	195,120	5,791,161

Total		11,351,432

Total Health Care		29,200,451

Industrials 10.9%
Aerospace & Defense 3.2%

Lockheed Martin Corp.	20,100	3,230,673

Raytheon Co.	40,075	3,696,919

Total		6,927,592

Air Freight & Logistics 1.4%

United Parcel Service, Inc., Class B	29,645	3,043,356

Airlines 1.0%

Southwest Airlines Co.	75,195	2,019,738

Electrical Equipment 1.8%

Emerson Electric Co.	58,785	3,900,972

Machinery 3.3%

Caterpillar, Inc.	36,800	3,999,056

Illinois Tool Works, Inc.	34,600	3,029,576

Total		7,028,632

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.2%

Dun & Bradstreet Corp. (The)	4,465	492,043

Total Industrials		23,412,333

Information Technology 18.9%
Communications Equipment 3.5%

Cisco Systems, Inc.	207,015	5,144,323

QUALCOMM, Inc.	31,150	2,467,080

Total		7,611,403

Internet Software & Services 1.0%

Google, Inc., Class A(a)	645	377,112

VeriSign, Inc.(a)	38,805	1,894,072

Total		2,271,184

IT Services 3.3%

MasterCard, Inc., Class A	61,350	4,507,385

Visa, Inc., Class A	12,500	2,633,875

Total		7,141,260

Semiconductors & Semiconductor Equipment 1.8%

Broadcom Corp., Class A	74,825	2,777,504

Intel Corp.	32,520	1,004,868

Total		3,782,372

Software 5.8%

Microsoft Corp.	157,330	6,560,661

Oracle Corp.	136,245	5,522,010

VMware, Inc., Class A(a)	4,220	408,538

Total		12,491,209

Technology Hardware, Storage & Peripherals 3.5%

Apple, Inc.	80,370	7,468,784

Total Information Technology		40,766,212

Materials 3.8%
Chemicals 3.2%

CF Industries Holdings, Inc.	1,950	469,033

LyondellBasell Industries NV, Class A	39,400	3,847,410

PPG Industries, Inc.	11,945	2,510,242

Total		6,826,685

Metals & Mining 0.2%

United States Steel Corp.	15,100	393,204

Paper & Forest Products 0.4%

International Paper Co.	19,635	990,979

Total Materials		8,210,868

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 2.1%
Diversified Telecommunication Services 2.1%

Verizon Communications, Inc.	93,335	4,566,881

Total Telecommunication Services		4,566,881

Utilities 2.9%
Independent Power and Renewable Electricity Producers 1.0%

AES Corp. (The)	132,665	2,062,941

Multi-Utilities 1.9%

Public Service Enterprise Group, Inc.	101,580	4,143,448

Total Utilities		6,206,389

Total Common Stocks
(Cost: $173,945,627)		213,899,915

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	647,651	647,651

Total Money Market Funds
(Cost: $647,651)		647,651

Total Investments
(Cost: $174,593,278)		214,547,566

Other Assets & Liabilities, Net		858,895

Net Assets		215,406,461

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $156,660 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	3	USD	1,464,300	09/2014	4,277	—
S&P500 EMINI	2	USD	195,240	09/2014	1,785	—

Total					6,062	—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	293,288	11,879,283	(11,524,920)	647,651	525	647,651

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	25,097,169	—	—	25,097,169

Consumer Staples	19,622,217	—	—	19,622,217

Energy	23,217,641	—	—	23,217,641

Financials	33,599,754	—	—	33,599,754

Health Care	29,200,451	—	—	29,200,451

Industrials	23,412,333	—	—	23,412,333

Information Technology	40,766,212	—	—	40,766,212

Materials	8,210,868	—	—	8,210,868

Telecommunication Services	4,566,881	—	—	4,566,881

Utilities	6,206,389	—	—	6,206,389

Total Equity Securities	213,899,915	—	—	213,899,915

Mutual Funds

Money Market Funds	647,651	—	—	647,651

Total Mutual Funds	647,651	—	—	647,651

Investments in Securities	214,547,566	—	—	214,547,566

Derivatives

Assets

Futures Contracts	6,062	—	—	6,062

Total	214,553,628	—	—	214,553,628

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Core Equity Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $173,945,627)	$213,899,915

Affiliated issuers (identified cost $647,651)	647,651

Total investments (identified cost $174,593,278)	214,547,566

Receivable for:

Investments sold	1,344,069

Dividends	186,914

Variation margin	340

Expense reimbursement due from Investment Manager	8,882

Total assets	216,087,771

Liabilities

Payable for:

Investments purchased	369,569

Capital shares purchased	188,408

Investment management fees	73,190

Compensation of board members	19,455

Other expenses	30,688

Total liabilities	681,310

Net assets applicable to outstanding capital stock	$215,406,461

Represented by

Trust capital	$215,406,461

Total — representing net assets applicable to outstanding capital stock	$215,406,461

Shares outstanding	15,747,919

Net asset value per share	$13.68

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,377,733

Dividends — affiliated issuers	525

Total income	2,378,258

Expenses:

Investment management fees	416,581

Compensation of board members	7,047

Custodian fees	13,306

Printing and postage fees	10,528

Professional fees	13,736

Other	3,972

Total expenses	465,170

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(48,518)

Total net expenses	416,652

Net investment income	1,961,606

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	19,868,959

Futures contracts	85,608

Net realized gain	19,954,567

Net change in unrealized appreciation (depreciation) on:

Investments	(8,999,313)

Futures contracts	(10,556)

Net change in unrealized appreciation (depreciation)	(9,009,869)

Net realized and unrealized gain	10,944,698

Net increase in net assets resulting from operations	$12,906,304

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Core Equity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$1,961,606	$3,646,189

Net realized gain	19,954,567	32,220,096

Net change in unrealized appreciation (depreciation)	(9,009,869)	22,538,080

Net increase in net assets resulting from operations	12,906,304	58,404,365

Increase (decrease) in net assets from capital stock activity	(11,417,451)	(25,353,212)

Total increase in net assets	1,488,853	33,051,153

Net assets at beginning of period	213,917,608	180,866,455

Net assets at end of period	$215,406,461	$213,917,608

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	6,144	76,075	22,779	274,504

Redemptions	(885,385)	(11,493,526)	(2,294,998)	(25,627,716)

Total decrease	(879,241)	(11,417,451)	(2,272,219)	(25,353,212)

Total net decrease	(879,241)	(11,417,451)	(2,272,219)	(25,353,212)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Core Equity Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$12.87		$9.57	$8.19	$7.65	$6.55	$5.27

Income from investment operations

Net investment income (loss)	0.12		0.21	0.18	0.16	0.17	0.12

Net realized and unrealized gain	0.69		3.09	1.20	0.38	0.93	1.16

Total from investment operations	0.81		3.30	1.38	0.54	1.10	1.28

Net asset value, end of period	$13.68		$12.87	$9.57	$8.19	$7.65	$6.55

Total return	6.29%		34.48%	16.85%	7.06%	16.76%	24.40%

Ratios to average net assets(a)

Total gross expenses	0.45	%(b)	0.44%	0.46%	0.46%	0.45%	0.44%

Total net expenses(c)	0.40	%(b)	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	1.88	%(b)	1.84%	1.98%	2.02%	2.44%	2.25%

Supplemental data

Net assets, end of period (in thousands)	$215,406		$213,918	$180,866	$175,225	$186,322	$186,836

Portfolio turnover	38%		68%	79%	52%	109%	76%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may

Semiannual Report 2014	15

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily

16	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	6,062	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	85,608
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(10,556)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	1,342,535

*	Based on ending quarterly outstanding amounts for the six months ended June 30, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Semiannual Report 2014	17

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the

Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.40% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $766.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) indefinitely, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.

Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

18	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $79,863,646 and $90,217,832, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, RiverSource Life Insurance Company, an affiliate of the Fund, owned 100.0% of the Fund’s shares. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements,

Semiannual Report 2014	19

Columbia Variable Portfolio – Core Equity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Core Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	21

Columbia Variable Portfolio – Core Equity Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board observed that the Fund is closed to new investors. The Board also considered that the IMS Agreement provides for a unified asset-based fee and requires Columbia Management to provide investment management services and other services, including administrative and transfer agency services.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

22	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

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Semiannual Report 2014	23

Columbia Variable Portfolio – Core Equity Fund

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24	Semiannual Report 2014

Columbia Variable Portfolio – Core Equity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – Core Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6350 M (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Seligman Global Technology Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund) Class 2 shares returned 13.89% for the six-month period that ended June 30, 2014.

>	The Fund outperformed its benchmark, the MSCI World IT Index (Net), which returned 7.30% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	14.01	33.39	16.60	9.44
Class 2	05/01/00	13.89	33.09	16.28	9.19
MSCI World IT Index (Net)		7.30	30.29	16.15	6.81

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Lam Research Corp.	7.7
Synopsys, Inc.	7.3
Apple, Inc.	5.2
Synaptics, Inc.	5.2
Check Point Software Technologies Ltd.	5.1
Teradyne, Inc.	4.3
Skyworks Solutions, Inc.	3.2
Broadcom Corp., Class A	3.0
EMC Corp.	2.6
Google, Inc., Class A	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	95.3
Consumer Discretionary	1.2
Industrials	1.0
Information Technology	93.1
Money Market Funds	4.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Paul Wick

Ajay Diwan

Rahul Narang*

Sanjay Devgan*

Shekhar Pramanick*

*	Effective March 14, 2014, Messrs. Devgan and Pramanick were named as Portfolio Managers of the Fund. Effective June 30, 2014, Mr. Narang was named a Portfolio Manager of the Fund. Richard Parower, previously the Fund’s Lead Manager, no longer serves as a Portfolio Manager of the Fund.

Semiannual Report 2014	3

Columbia Variable Portfolio – Seligman Global Technology Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,140.10	1,019.84	5.31	5.01	1.00
Class 2	1,000.00	1,000.00	1,138.90	1,018.60	6.63	6.26	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.8%
Issuer	Shares	Value ($)
Consumer Discretionary 1.2%
Media 0.8%

CBS Corp., Class B Non Voting	1,600	99,424

DIRECTV(a)	8,100	688,581

Twenty-First Century Fox, Inc., Class A	3,300	115,995

Total		904,000

Specialty Retail 0.4%

GameStop Corp., Class A	11,600	469,452

Total Consumer Discretionary		1,373,452

Industrials 1.0%
Commercial Services & Supplies 0.4%

MiX Telematics Ltd., ADR(a)	46,544	467,767

Electrical Equipment 0.6%

Nidec Corp.	11,800	725,704

Total Industrials		1,193,471

Information Technology 93.6%
Communications Equipment 2.7%

Aruba Networks, Inc.(a)	14,200	248,784

Cisco Systems, Inc.	70,500	1,751,925

Finisar Corp.(a)	11,600	229,100

QUALCOMM, Inc.	11,488	909,850

Total		3,139,659

Electronic Equipment, Instruments & Components 2.1%

Arrow Electronics, Inc.(a)	12,800	773,248

Avnet, Inc.	11,900	527,289

Japan Display, Inc.(a)	146,600	901,037

Murata Manufacturing Co., Ltd.	3,200	300,098

Total		2,501,672

Internet Software & Services 5.7%

Baidu, Inc., ADR(a)	3,500	653,835

Google, Inc., Class A(a)	4,800	2,806,416

Google, Inc., Class C(a)	4,800	2,761,344

SINA Corp.(a)	9,700	482,769

Total		6,704,364

IT Services 4.0%

Computer Sciences Corp.	8,700	549,840

Sabre Corp.(a)	54,246	1,087,632

Tech Mahindra Ltd.	25,600	916,066

Vantiv, Inc., Class A(a)	19,600	658,952

Visa, Inc., Class A	4,700	990,337

WNS Holdings Ltd., ADR(a)	27,351	524,592

Total		4,727,419

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 40.3%

Semiconductor Equipment 14.9%

Advanced Energy Industries, Inc.(a)	74,300	1,430,275

ASM International NV	31,000	1,286,184

KLA-Tencor Corp.	14,300	1,038,752

Lam Research Corp.	129,100	8,724,578

Mattson Technology, Inc.(a)	55,376	121,273

Teradyne, Inc.	250,200	4,903,920

Total		17,504,982

Semiconductors 25.4%

Advanced Micro Devices, Inc.(a)	259,563	1,087,569

Audience, Inc.(a)	101,876	1,218,437

Avago Technologies Ltd.	20,044	1,444,571

Broadcom Corp., Class A	92,500	3,433,600

Lattice Semiconductor Corp.(a)	94,475	779,419

Marvell Technology Group Ltd.	168,382	2,412,914

Maxim Integrated Products, Inc.	49,500	1,673,595

Microsemi Corp.(a)	85,800	2,296,008

Montage Technology Group Ltd.(a)	53,024	1,097,066

NXP Semiconductor NV(a)	8,800	582,384

Skyworks Solutions, Inc.	77,741	3,650,717

Spansion, Inc., Class A(a)	67,100	1,413,797

Synaptics, Inc.(a)	64,551	5,850,903

Tower Semiconductor Ltd.(a)	100,500	912,540

TriQuint Semiconductor, Inc.(a)	129,800	2,052,138

Total		29,905,658

Total Semiconductors & Semiconductor Equipment		47,410,640

Software 25.7%

Application Software 14.9%

BroadSoft, Inc.(a)	5,500	145,145

Citrix Systems, Inc.(a)	40,600	2,539,530

Kinaxis, Inc.(a)	105,082	1,314,694

King Digital Entertainment PLC(a)	59,438	1,221,451

Nuance Communications, Inc.(a)	97,200	1,824,444

PTC, Inc.(a)	6,653	258,136

Salesforce.com, Inc.(a)	21,505	1,249,010

SolarWinds, Inc.(a)	22,500	869,850

Synopsys, Inc.(a)	211,941	8,227,550

Verint Systems, Inc.(a)	25,833	1,267,109

Total		18,916,919

Home Entertainment Software 1.5%

Activision Blizzard, Inc.	79,500	1,772,850

Systems Software 9.3%

AVG Technologies NV(a)	82,300	1,656,699

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Check Point Software Technologies Ltd.(a)	86,512	5,798,899

CommVault Systems, Inc.(a)	7,603	373,840

Microsoft Corp.	19,200	800,640

Oracle Corp.	14,400	583,632

Rovi Corp.(a)	7,800	186,888

VMware, Inc., Class A(a)	15,900	1,539,279

Total		10,939,877

Total Software		31,629,646

Technology Hardware, Storage & Peripherals 13.1%

Apple, Inc.	63,200	5,873,176

Electronics for Imaging, Inc.(a)	44,242	1,999,738

EMC Corp.	112,500	2,963,250

NetApp, Inc.	61,184	2,234,440

Common Stocks (continued)
Issuer	Shares	Value ($)
Seagate Technology PLC	18,100	1,028,442

Total		14,099,046

Total Information Technology		110,212,446

Total Common Stocks
(Cost: $90,322,546)		112,779,369

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	5,553,780	5,553,780

Total Money Market Funds
(Cost: $5,553,780)		5,553,780

Total Investments
(Cost: $95,876,326)		118,333,149

Other Assets & Liabilities, Net		(632,125)

Net Assets		117,701,024

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,962,604	22,860,976	(23,269,800)	5,553,780	1,355	5,553,780

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	1,373,452	—	—	1,373,452

Industrials	467,767	725,704	—	1,193,471

Information Technology	106,809,062	3,403,384	—	110,212,446

Total Equity Securities	108,650,281	4,129,088	—	112,779,369

Mutual Funds

Money Market Funds	5,553,780	—	—	5,553,780

Total Mutual Funds	5,553,780	—	—	5,553,780

Total	114,204,061	4,129,088	—	118,333,149

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $90,322,546)	$112,779,369

Affiliated issuers (identified cost $5,553,780)	5,553,780

Total investments (identified cost $95,876,326)	118,333,149

Foreign currency (identified cost $2,271)	2,274

Receivable for:

Investments sold	658,041

Capital shares sold	25,807

Dividends	47,092

Reclaims	143

Expense reimbursement due from Investment Manager	11,904

Total assets	119,078,410

Liabilities

Payable for:

Investments purchased	1,125,909

Capital shares purchased	73,555

Investment management fees	92,211

Distribution and/or service fees	18,386

Transfer agent fees	5,824

Administration fees	7,765

Compensation of board members	12,672

Other expenses	41,064

Total liabilities	1,377,386

Net assets applicable to outstanding capital stock	$117,701,024

Represented by

Paid-in capital	$85,815,699

Excess of distributions over net investment income	(222,642)

Accumulated net realized gain	9,651,206

Unrealized appreciation (depreciation) on:

Investments	22,456,823

Foreign currency translations	(62)

Total — representing net assets applicable to outstanding capital stock	$117,701,024

Class 1

Net assets	$28,086,211

Shares outstanding	1,030,132

Net asset value per share	$27.26

Class 2

Net assets	$89,614,813

Shares outstanding	3,382,856

Net asset value per share	$26.49

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$437,405

Dividends — affiliated issuers	1,355

Foreign taxes withheld	(5,815)

Total income	432,945

Expenses:

Investment management fees	515,906

Distribution and/or service fees

Class 2	102,593

Transfer agent fees

Class 1	7,961

Class 2	24,622

Administration fees	43,445

Compensation of board members	6,041

Custodian fees	4,824

Printing and postage fees	16,232

Professional fees	24,218

Other	3,512

Total expenses	749,354

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(103,978)

Total net expenses	645,376

Net investment loss	(212,431)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	9,851,983

Foreign currency translations	1,208

Net realized gain	9,853,191

Net change in unrealized appreciation (depreciation) on:

Investments	4,776,056

Foreign currency translations	(62)

Net change in unrealized appreciation (depreciation)	4,775,994

Net realized and unrealized gain	14,629,185

Net increase in net assets resulting from operations	$14,416,754

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment loss	$(212,431)	$(488,515)

Net realized gain	9,853,191	10,172,076

Net change in unrealized appreciation (depreciation)	4,775,994	13,085,021

Net increase in net assets resulting from operations	14,416,754	22,768,582

Distributions to shareholders

Net realized gains

Class 1	(2,252,911)	(230,443)

Class 2	(7,213,752)	(714,235)

Total distributions to shareholders	(9,466,663)	(944,678)

Increase (decrease) in net assets from capital stock activity	3,364,693	(5,184,270)

Total increase in net assets	8,314,784	16,639,634

Net assets at beginning of period	109,386,240	92,746,606

Net assets at end of period	$117,701,024	$109,386,240

Excess of distributions over net investment income	$(222,642)	$(10,211)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio – Seligman Global Technology Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	925	25,057	8,278	191,942

Distributions reinvested	83,287	2,252,911	10,334	230,443

Redemptions	(73,461)	(2,003,101)	(145,562)	(3,314,431)

Net increase (decrease)	10,751	274,867	(126,950)	(2,892,046)

Class 2 shares

Subscriptions	159,260	4,333,152	316,413	7,209,021

Distributions reinvested	274,496	7,213,752	32,869	714,235

Redemptions	(324,910)	(8,457,078)	(454,788)	(10,215,480)

Net increase (decrease)	108,846	3,089,826	(105,506)	(2,292,224)

Total net increase (decrease)	119,597	3,364,693	(232,456)	(5,184,270)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio – Seligman Global Technology Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$26.01		$20.87	$19.50	$20.69	$17.91	$11.03

Income from investment operations:

Net investment loss	(0.03)		(0.07)	(0.05)	(0.05)	(0.10)	(0.19)

Net realized and unrealized gain (loss)	3.65		5.42	1.46	(1.14)	2.88	7.07

Total from investment operations	3.62		5.35	1.41	(1.19)	2.78	6.88

Less distributions to shareholders:

Net realized gains	(2.37)		(0.21)	(0.04)	—	—	—

Total distributions to shareholders	(2.37)		(0.21)	(0.04)	—	—	—

Net asset value, end of period	$27.26		$26.01	$20.87	$19.50	$20.69	$17.91

Total return	14.01%		25.83%	7.23%	(5.75%)	15.52%	62.38%

Ratios to average net assets(a)

Total gross expenses	1.19	%(b)	1.23%	1.21%	1.36%	2.84%	3.86%

Total net expenses(c)	1.00	%(b)	1.00%	1.00%	0.99%	1.30%	1.90%

Net investment loss	(0.20	%)(b)	(0.31%)	(0.25%)	(0.23%)	(0.57%)	(1.38%)

Supplemental data

Net assets, end of period (in thousands)	$28,086		$26,513	$23,922	$25,223	$4,053	$4,022

Portfolio turnover	47%		93%	96%	99%	96%	153%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$25.31		$20.37	$19.07	$20.30	$17.64	$10.88

Income from investment operations:

Net investment loss	(0.06)		(0.13)	(0.10)	(0.10)	(0.16)	(0.23)

Net realized and unrealized gain (loss)	3.56		5.28	1.44	(1.13)	2.82	6.99

Total from investment operations	3.50		5.15	1.34	(1.23)	2.66	6.76

Less distributions to shareholders:

Net realized gains	(2.32)		(0.21)	(0.04)	—	—	—

Total distributions to shareholders	(2.32)		(0.21)	(0.04)	—	—	—

Net asset value, end of period	$26.49		$25.31	$20.37	$19.07	$20.30	$17.64

Total return	13.89%		25.48%	7.03%	(6.06%)	15.08%	62.13%

Ratios to average net assets(a)

Total gross expenses	1.44	%(b)	1.48%	1.46%	1.59%	3.03%	3.79%

Total net expenses(c)	1.25	%(b)	1.25%	1.25%	1.24%	1.62%	2.15%

Net investment loss	(0.45	%)(b)	(0.56%)	(0.48%)	(0.48%)	(0.91%)	(1.60%)

Supplemental data

Net assets, end of period (in thousands)	$89,615		$82,873	$68,824	$53,098	$1,883	$2,370

Portfolio turnover	47%		93%	96%	99%	96%	153%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net

14	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and

Semiannual Report 2014	15

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.87% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.95% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $686.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	1.00%	1.00%
Class 2	1.25	1.25

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the

16	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $95,876,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,174,000
Unrealized depreciation	(1,717,000)
Net unrealized appreciation	$22,457,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $49,913,052 and $55,329,152, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds.

The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, two unaffiliated shareholders of record owned 85.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

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Columbia Variable Portfolio – Seligman Global Technology Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	19

Columbia Variable Portfolio – Seligman Global Technology Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to management team) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

20	Semiannual Report 2014

Columbia Variable Portfolio – Seligman Global Technology Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	21

Columbia Variable Portfolio – Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SL-9952 F (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Emerging Markets Bond Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund) Class 2 shares returned 8.69% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the JPMorgan Emerging Markets Bond Index-Global, which returned 9.10% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/12	8.95	8.92	5.54
Class 2	04/30/12	8.69	8.63	5.30
JPMorgan Emerging Markets Bond Index-Global		9.10	11.05	5.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at June 30, 2014)
Argentina	1.7
Brazil	7.5
Colombia	5.0
Croatia	1.1
Dominican Republic	4.7
El Salvador	0.4
Georgia	1.1
Guatemala	2.2
Hungary	3.9
Indonesia	11.1
Kazakhstan	2.5
Mexico	9.5
Morocco	0.6
Netherlands	0.2
Panama	1.1
Peru	2.0
Philippines	1.3
Republic of Namibia	1.3
Republic of the Congo	0.7
Romania	1.9
Russian Federation	9.7
Serbia	0.6
South Africa	0.7
South Korea	0.7
Trinidad and Tobago	2.2
Turkey	7.8
Ukraine	1.3
United Arab Emirates	0.9
United Kingdom	1.5
United States(a)	0.7
Uruguay	3.9
Venezuela	9.0
Zambia	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Jim Carlen, CFA

Henry Stipp, Ph.D.

Semiannual Report 2014	3

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at June 30, 2014)
AA rating	0.7
A rating	6.6
BBB rating	51.4
BB rating	13.0
B rating	17.1
CCC rating	2.0
Not rated	9.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody’s, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

4	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,089.50	1,021.32	3.63	3.51	0.70
Class 2	1,000.00	1,000.00	1,086.90	1,020.03	4.97	4.81	0.96

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014	5

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 13.6%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 3.8%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	11,300,000	4,973,637

Cosan Luxembourg SA(b)
03/14/18	9.500%	BRL	2,000,000	814,851

Samarco Mineracao SA(b) Senior Unsecured
11/01/22	4.125%		1,900,000	1,808,031
10/24/23	5.750%		800,000	839,760

Vale SA Senior Unsecured
09/11/42	5.625%		1,000,000	979,700

Total				9,415,979

Colombia 0.4%
Grupo Aval Ltd.(b)
09/26/22	4.750%		1,000,000	988,750

Guatemala 1.3%
Agromercantil Senior Trust(b)
04/10/19	6.250%		674,000	704,330

Comcel Trust(b)
02/06/24	6.875%		1,300,000	1,404,000

Industrial Senior Trust(b)
11/01/22	5.500%		1,000,000	1,000,000

Total				3,108,330

Kazakhstan 0.4%
Zhaikmunai LLP
11/13/19	7.125%		794,000	863,475

Mexico 1.5%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	20,000,000	1,517,553

Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b)
12/15/35	5.950%	MXN	16,419,552	1,284,607

Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	14,630,000	976,683

Total				3,778,843

Panama 0.5%
Panama Canal Railway Co. Senior Secured
11/01/26	7.000%		1,244,466	1,241,355

Peru 0.5%
Corp. Azucarera del Peru SA(b)
08/02/22	6.375%		1,300,000	1,228,684

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Russian Federation 2.6%
EDC Finance Ltd.(b)
04/17/20	4.875%		600,000	585,230

Novatek Finance Ltd. Senior Unsecured(b)
02/21/17	7.750%	RUB	58,300,000	1,651,155

Sibur Securities Ltd.(b)
01/31/18	3.914%		1,500,000	1,443,750

VimpelCom Holdings BV(b)
02/13/18	9.000%	RUB	47,600,000	1,346,090
03/01/22	7.504%		1,260,000	1,359,225

Total				6,385,450

Turkey 0.3%
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured(b)
05/09/20	4.250%		773,000	747,646

Ukraine 0.9%
MHP SA(b)
04/02/20	8.250%		2,500,000	2,287,500

United Kingdom 1.4%
Afren PLC Senior Secured(b)
12/09/20	6.625%		1,428,000	1,477,483

Tullow Oil PLC(b)
04/15/22	6.250%		2,000,000	2,075,000

Total				3,552,483

Total Corporate Bonds & Notes
(Cost: $35,469,438)				33,598,495

Inflation-Indexed Bonds(a) 3.3%
Uruguay 3.3%
Uruguay Government International Bond Senior Unsecured
09/14/18	5.000%	UYU	85,970,020	4,061,287
12/15/28	4.375%	UYU	84,043,184	4,069,426

Total				8,130,713

Total Inflation-Indexed Bonds
(Cost: $8,325,353)				8,130,713

Foreign Government Obligations(a)(c) 78.8%
Argentina 1.7%
Argentina Boden Bonds
10/03/15	7.000%		11,309	10,936

Argentina Bonar Bonds
04/17/17	7.000%		2,703,660	2,525,218

Provincia de Buenos Aires Senior Unsecured(b)
01/26/21	10.875%		1,627,000	1,582,258

Total				4,118,412

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Foreign Government Obligations(a)(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 3.4%
Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		1,900,000	1,949,172

Petrobras International Finance Co.
03/15/19	7.875%		300,000	349,752
01/27/21	5.375%		3,420,000	3,553,080
01/20/40	6.875%		2,390,000	2,503,525

Total				8,355,529

Colombia 4.4%
Colombia Government International Bond Senior Unsecured
06/28/27	9.850%	COP	2,734,000,000	1,906,446
01/18/41	6.125%		2,410,000	2,886,643

Ecopetrol SA Senior Unsecured
05/28/45	5.875%		900,000	930,852

Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,838,000,000	1,055,457

Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	7,150,000,000	4,033,933

Total				10,813,331

Croatia 1.1%
Croatia Government International Bond Senior Unsecured(b)
01/26/24	6.000%		2,534,000	2,717,715

Dominican Republic 4.5%
Banco de Reservas de La Republica Dominicana Subordinated Notes(b)
02/01/23	7.000%		1,450,000	1,508,000

Dominican Republic International Bond(b)
07/05/19	15.000%	DOP	80,000,000	2,084,196
01/08/21	14.000%	DOP	53,728,000	1,359,577
Senior Unsecured
05/06/21	7.500%		100,000	113,478
04/20/27	8.625%		3,150,000	3,906,000
04/30/44	7.450%		2,000,000	2,141,396

Total				11,112,647

El Salvador 0.4%
El Salvador Government International Bond Senior Unsecured(b)
04/10/32	8.250%		760,000	864,500

Georgia 1.0%
Georgian Railway JSC Senior Unsecured(b)
07/11/22	7.750%		2,246,000	2,515,520

Foreign Government Obligations(a)(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Guatemala 0.9%
Guatemala Government Bond Senior Unsecured(b)
06/06/22	5.750%		2,050,000	2,205,800

Hungary 3.8%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		2,830,000	3,236,812
11/22/23	5.750%		522,000	575,505
03/25/24	5.375%		2,266,000	2,433,118
03/29/41	7.625%		1,600,000	2,048,992

Magyar Export-Import Bank Zrt.(b)
02/12/18	5.500%		936,000	1,006,219

Total				9,300,646

Indonesia 10.7%
Indonesia Government International Bond(b) Senior Unsecured
04/25/22	3.750%		333,000	323,426
01/17/38	7.750%		4,160,000	5,179,200

Indonesia Treasury Bond Senior Unsecured
06/15/15	9.500%	IDR	6,000,000,000	518,769
07/15/17	10.000%	IDR	16,597,000,000	1,491,000
09/15/19	11.500%	IDR	24,050,000,000	2,332,982
11/15/20	11.000%	IDR	11,717,000,000	1,134,142
03/15/24	8.375%	IDR	9,000,000,000	769,422
09/15/24	10.000%	IDR	19,530,000,000	1,822,031
03/15/29	9.000%	IDR	6,595,000,000	570,792

PT Pertamina Persero(b) Senior Unsecured
05/03/22	4.875%		2,300,000	2,282,750
05/03/42	6.000%		2,460,000	2,300,100

PT Perusahaan Listrik Negara Senior Unsecured(b)
11/22/21	5.500%		7,300,000	7,655,870

Total				26,380,484

Kazakhstan 2.0%
KazMunayGas National Co. JSC(b) Senior Unsecured
07/02/18	9.125%		520,000	626,600
05/05/20	7.000%		2,340,000	2,662,353
04/30/23	4.400%		750,000	735,128
04/30/43	5.750%		1,000,000	960,641

Total				4,984,722

Mexico 7.6%
Comision Federal de Electricidad Senior Unsecured(b)
02/14/42	5.750%		580,000	616,250

Mexican Bonos
06/11/20	8.000%	MXN	36,610,000	3,244,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Foreign Government Obligations(a)(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
06/10/21	6.500%	MXN	13,260,000	1,094,901
06/09/22	6.500%	MXN	51,170,000	4,197,894
06/03/27	7.500%	MXN	25,290,000	2,211,340

Petroleos Mexicanos
06/02/41	6.500%		5,240,000	6,091,500

Petroleos Mexicanos(b)
01/23/45	6.375%		1,200,000	1,393,500

Total				18,849,725

Morocco 0.6%
Morocco Government International Bond Senior Unsecured(b)
12/11/22	4.250%		1,462,000	1,465,655

Netherlands 0.2%
Republic of Angola Via Northern Lights III BV Senior Unsecured
08/16/19	7.000%		500,000	545,100

Panama 0.5%
Panama Government International Bond
07/25/22	5.625%		1,200,000	1,317,495

Peru 1.4%
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(d)
05/31/18	0.000%		2,431,414	2,287,134

Peruvian Government International Bond Senior Unsecured(b)
08/12/26	8.200%	PEN	2,618,000	1,142,640

Total				3,429,774

Philippines 1.3%
Philippine Government International Bond Senior Unsecured
01/15/21	4.950%	PHP	50,000,000	1,208,717

Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%		1,530,000	1,967,963

Total				3,176,680

Republic of Namibia 1.3%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%		2,930,000	3,138,704

Republic of the Congo 0.6%
Republic of Congo Senior Unsecured(e)
06/30/29	3.500%		1,733,699	1,574,441

Foreign Government Obligations(a)(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Romania 1.8%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%		3,816,000	4,545,810

Russian Federation 6.8%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	12,600,000	350,605

Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(b)
09/19/22	4.375%		2,000,000	1,856,140

Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
03/07/22	6.510%		1,271,000	1,377,128
08/16/37	7.288%		2,020,000	2,252,300

Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured(b)
12/27/17	5.298%		2,850,000	2,917,870

Russian Foreign Bond — Eurobond(b) Senior Unsecured
04/04/42	5.625%		3,200,000	3,332,000

Russian Foreign Bond — Eurobond(b)(e) Senior Unsecured
03/31/30	7.500%		1,520,700	1,761,183

Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%		2,650,000	2,795,750

Total				16,642,976

Serbia 0.5%
Republic of Serbia(b)
12/03/18	5.875%		1,261,000	1,339,812

South Africa 0.7%
Transnet SOC Ltd. Senior Unsecured(b)
07/26/22	4.000%		1,800,000	1,684,925

South Korea 0.7%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%		657,000	712,604

Export-Import Bank of Korea(b)
02/15/15	5.000%	IDR	12,500,000,000	1,036,568

Total				1,749,172

Trinidad and Tobago 2.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%		4,200,000	5,281,500

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Foreign Government Obligations(a)(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 7.2%
Export Credit Bank of Turkey Senior Unsecured(b)
04/24/19	5.875%	1,860,000	1,977,180

Turkey Government International Bond
03/25/22	5.125%	750,000	792,375
03/22/24	5.750%	700,000	760,375
Senior Unsecured
03/30/21	5.625%	3,950,000	4,305,500
09/26/22	6.250%	2,781,000	3,133,631
02/05/25	7.375%	900,000	1,093,500
03/17/36	6.875%	3,560,000	4,191,900
02/17/45	6.625%	1,400,000	1,620,500

Total			17,874,961

Ukraine 0.4%
Ukraine Government International Bond Senior Unsecured(b)
02/23/21	7.950%	900,000	861,750

United Arab Emirates 0.9%
Abu Dhabi National Energy Co.(b) Senior Unsecured
12/13/21	5.875%	1,020,000	1,196,657
05/06/24	3.875%	1,012,000	1,002,410

Total			2,199,067

Uruguay 0.4%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	1,200,000	1,041,000

Venezuela 8.7%
Petroleos de Venezuela SA
04/12/17	5.250%	6,910,000	5,835,495
11/02/17	8.500%	2,349,500	2,197,487
11/17/21	9.000%	986,480	838,409
Senior Unsecured
10/28/15	5.000%	6,009,210	5,657,671

Foreign Government Obligations(a)(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela Government International Bond Senior Unsecured
12/01/18	7.000%	312,000	272,220
10/13/19	7.750%	666,700	576,696
05/07/23	9.000%	7,078,800	6,052,374

Total			21,430,352

Zambia 1.2%
Zambia Government International Bond(b)
09/20/22	5.375%	600,000	559,500
Senior Unsecured
04/14/24	8.500%	2,125,000	2,353,544

Total			2,913,044

Total Foreign Government Obligations
(Cost: $192,392,092)			194,431,249

Money Market Funds 0.7%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(f)(g)		1,663,243	1,663,243

Total Money Market Funds
(Cost: $1,663,243)			1,663,243

Total Investments
(Cost: $237,850,126)			237,823,700

Other Assets & Liabilities, Net			8,948,369

Net Assets			246,772,069

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citigroup Global Markets Inc.	07/02/2014	5,015,907,000 COP	2,666,348 USD	—	(5,240)

Citigroup Global Markets Inc.	07/02/2014	2,655,606 USD	5,015,907,000 COP	15,983	—

Citigroup Global Markets Inc.	08/04/2014	113,163,000 RUB	3,329,597 USD	24,300	—

J.P. Morgan Securities, Inc.	07/29/2014	1,496,000 SGD	1,197,271 USD	—	(2,513)

Total				40,283	(7,753)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, cash totaling $141,600 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(80)	USD	(9,556,875)	09/2014	34,880	—

US ULTRA T-BOND	(24)	USD	(3,598,500)	09/2014	16,839	—

Total					51,719	—

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $123,903,797 or 50.21% of net assets.

(c)	Principal and interest may not be guaranteed by the government.

(d)	Zero coupon bond.

(e)	Variable rate security.

(f)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,990,482	49,232,897	(58,560,136)	1,663,243	2,050	1,663,243

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Transportation Services	—	—	1,284,607	1,284,607

All Other Industries	—	32,313,888	—	32,313,888

Inflation-Indexed Bonds	—	8,130,713	—	8,130,713

Foreign Government Obligations	—	190,987,476	3,443,773	194,431,249

Total Bonds	—	231,432,077	4,728,380	236,160,457

Mutual Funds

Money Market Funds	1,663,243	—	—	1,663,243

Total Mutual Funds	1,663,243	—	—	1,663,243

Investments in Securities	1,663,243	231,432,077	4,728,380	237,823,700

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	40,283	—	40,283

Futures Contracts	51,719	—	—	51,719

Liabilities

Forward Foreign Currency Exchange Contracts	—	(7,753)	—	(7,753)

Total	1,714,962	231,464,607	4,728,380	237,907,949

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Emerging Markets Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Foreign Government Obligation ($)	Total ($)
Balance as of December 31, 2013	1,202,643	2,023,419	3,226,062

Accrued discounts/premiums	1,423	(9,550)	(8,127)

Realized gain (loss)	—	—	—

Change in unrealized appreciation (depreciation)(a)	80,541	113,361	193,902

Sales	—	—	—

Purchases	—	1,316,543	1,316,543

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Balance as of June 30, 2014	1,284,607	3,443,773	4,728,380

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $193,902, which is comprised of Corporate Bonds & Notes of $80,541 and Foreign Government Obligation of $113,361.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $236,186,883)	$236,160,457

Affiliated issuers (identified cost $1,663,243)	1,663,243

Total investments (identified cost $237,850,126)	237,823,700

Cash	30,340

Foreign currency (identified cost $550,244)	551,107

Margin deposits	141,600

Unrealized appreciation on forward foreign currency exchange contracts	40,283

Receivable for:

Investments sold	6,179,919

Capital shares sold	42,373

Dividends	180

Interest	3,636,842

Reclaims	67,108

Total assets	248,513,452

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	7,753

Payable for:

Investments purchased	759,347

Capital shares purchased	770,511

Variation margin	21,375

Investment management fees	111,952

Distribution and/or service fees	1,554

Transfer agent fees	12,674

Administration fees	14,786

Compensation of board members	13,480

Other expenses	27,951

Total liabilities	1,741,383

Net assets applicable to outstanding capital stock	$246,772,069

Represented by

Paid-in capital	$248,037,153

Undistributed net investment income	3,126,119

Accumulated net realized loss	(4,457,019)

Unrealized appreciation (depreciation) on:

Investments	(26,426)

Foreign currency translations	7,993

Forward foreign currency exchange contracts	32,530

Futures contracts	51,719

Total — representing net assets applicable to outstanding capital stock	$246,772,069

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

Class 1

Net assets	$239,018,196

Shares outstanding	24,076,854

Net asset value per share	$9.93

Class 2

Net assets	$7,753,873

Shares outstanding	780,006

Net asset value per share	$9.94

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$2,050

Interest	8,744,510

Foreign taxes withheld	(50,930)

Total income	8,695,630

Expenses:

Investment management fees	691,876

Distribution and/or service fees

Class 2	7,182

Transfer agent fees

Class 1	76,601

Class 2	1,724

Administration fees	91,380

Compensation of board members	7,513

Custodian fees	12,787

Printing and postage fees	7,415

Professional fees	20,925

Other	9,201

Total expenses	926,604

Net investment income	7,769,026

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(3,673,935)

Foreign currency translations	(79,481)

Forward foreign currency exchange contracts	(356,494)

Futures contracts	(272,431)

Net realized loss	(4,382,341)

Net change in unrealized appreciation (depreciation) on:

Investments	18,050,788

Foreign currency translations	80,128

Forward foreign currency exchange contracts	102,253

Futures contracts	51,719

Net change in unrealized appreciation (depreciation)	18,284,888

Net realized and unrealized gain	13,902,547

Net increase in net assets resulting from operations	$21,671,573

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$7,769,026	$21,213,773

Net realized gain (loss)	(4,382,341)	1,452,081

Net change in unrealized appreciation (depreciation)	18,284,888	(55,404,255)

Net increase (decrease) in net assets resulting from operations	21,671,573	(32,738,401)

Distributions to shareholders

Net investment income

Class 1	(6,735,590)	(21,991,634)

Class 2	(152,620)	(110,548)

Net realized gains

Class 1	(1,222,518)	(2,485,003)

Class 2	(39,017)	(7,607)

Total distributions to shareholders	(8,149,745)	(24,594,792)

Increase (decrease) in net assets from capital stock activity	(58,060,213)	(68,262,251)

Total decrease in net assets	(44,538,385)	(125,595,444)

Net assets at beginning of period	291,310,454	416,905,898

Net assets at end of period	$246,772,069	$291,310,454

Undistributed net investment income	$3,126,119	$2,245,303

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,464,135	14,012,796	7,307,858	74,125,113

Distributions reinvested	830,447	7,958,108	2,499,423	24,476,637

Redemptions	(8,707,624)	(83,204,244)	(17,646,304)	(171,321,141)

Net decrease	(6,413,042)	(61,233,340)	(7,839,023)	(72,719,391)

Class 2 shares

Subscriptions	355,153	3,421,435	457,383	4,524,420

Distributions reinvested	19,910	191,637	12,420	118,155

Redemptions	(45,789)	(439,945)	(19,327)	(185,435)

Net increase	329,274	3,173,127	450,476	4,457,140

Total net decrease	(6,083,768)	(58,060,213)	(7,388,547)	(68,262,251)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Variable Portfolio – Emerging Markets Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$9.41		$10.88	$10.00

Income from investment operations:

Net investment income	0.28		0.56	0.35

Net realized and unrealized gain (loss)	0.55		(1.37)	0.80

Total from investment operations	0.83		(0.81)	1.15

Less distributions to shareholders:

Net investment income	(0.26)		(0.60)	(0.27)

Net realized gains	(0.05)		(0.06)	—

Total distributions to shareholders	(0.31)		(0.66)	(0.27)

Net asset value, end of period	$9.93		$9.41	$10.88

Total return	8.95%		(7.54%)	11.58%

Ratios to average net assets(b)

Total gross expenses	0.70	%(c)	0.69%	0.70	%(c)

Total net expenses(d)	0.70	%(c)	0.69%	0.70	%(c)

Net investment income	5.95	%(c)	5.50%	5.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$239,018		$287,061	$416,903

Portfolio turnover	18%		21%	21%

Notes to Financial Highlights

(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012(a)
Per share data
Net asset value, beginning of period	$9.43		$10.88	$10.00

Income from investment operations:

Net investment income	0.27		0.54	0.32

Net realized and unrealized gain (loss)	0.54		(1.36)	0.81

Total from investment operations	0.81		(0.82)	1.13

Less distributions to shareholders:

Net investment income	(0.25)		(0.57)	(0.25)

Net realized gains	(0.05)		(0.06)	—

Total distributions to shareholders	(0.30)		(0.63)	(0.25)

Net asset value, end of period	$9.94		$9.43	$10.88

Total return	8.69%		(7.65%)	11.42%

Ratios to average net assets(b)

Total gross expenses	0.96	%(c)	0.95%	0.95	%(c)

Total net expenses(d)	0.96	%(c)	0.95%	0.95	%(c)

Net investment income	5.72	%(c)	5.68%	4.64	%(c)

Supplemental data

Net assets, end of period (in thousands)	$7,754		$4,249	$3

Portfolio turnover	18%		21%	21%

Notes to Financial Highlights

(a)	For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the New York Stock Exchange (NYSE). Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are

20	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master

Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

Semiannual Report 2014	21

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	40,283	—	40,283	5,240	—	—	35,043

22	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(d)
				Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	7,753	—	7,753	5,240	—	—	2,513

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	40,283
Interest rate risk	Net assets — unrealized appreciation on futures contracts	51,719	*
Total		92,002

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,753

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(356,494)	—	(356,494)
Interest rate risk	—	(272,431)	(272,431)
Total	(356,494)	(272,431)	(628,925)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	102,253	—	102,253
Interest rate risk	—	51,719	51,719
Total	102,253	51,719	153,972

The following table is a summary of the average outstanding volume by derivative instrument for the period ended June 30, 2014.

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Short	16,510,274

Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	31,779	(218,551)

*	Based on ending quarterly outstanding amounts for the period ended June 30, 2014.

Semiannual Report 2014	23

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines

24	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

from 0.530% to 0.353% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.53% of the Fund’s average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $818.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.72%	0.73%
Class 2	0.97	0.98

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Semiannual Report 2014	25

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $237,850,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,061,000
Unrealized depreciation	(8,087,000)
Net unrealized depreciation	$(26,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $46,266,105 and $101,847,557, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 99.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and

26	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Notes to Financial Statements (continued)

June 30, 2014

are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	27

Columbia Variable Portfolio – Emerging Markets Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

28	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio was slightly below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014	29

Columbia Variable Portfolio – Emerging Markets Bond Fund

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30	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

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Semiannual Report 2014	31

Columbia Variable Portfolio – Emerging Markets Bond Fund

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32	Semiannual Report 2014

Columbia Variable Portfolio – Emerging Markets Bond Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Variable Portfolio – Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6537 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund) Class 2 shares returned 4.26% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its Blended Index, which returned 4.90% over the same time period.

>	The Fund outperformed the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned 3.93% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class 2	04/19/12	4.26	13.97	9.64
Blended Index		4.90	14.03	10.65
Barclays U.S. Aggregate Bond Index		3.93	4.37	2.15

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, established by the Investment Manager, consists of a 50% weighting of the Barclays U.S. Aggregate Bond Index, a 26% weighting of the S&P 500 Index, a 15% weighting of the MSCI EAFE Index (Net) and a 9% weighting of the Russell 2000 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio Overview

(Unaudited)

Portfolio Allocation (%) (at June 30, 2014)
Allocations to Underlying Funds
Underlying Funds: Equity	43.2
International	12.0
U.S. Large Cap	22.4
U.S. Mid Cap	3.9
U.S. Small Cap	4.9
Underlying Funds: Fixed Income	23.7
Floating Rate	1.2
Global Bond	1.8
High Yield	1.2
Inflation Protected Securities	2.4
Investment Grade	15.5
Multisector	1.6
Allocations to Tactical Assets
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	16.8
Exchange-Traded Funds	8.2
Residential Mortgage-Backed Securities — Agency	6.3
Options Purchased Puts	1.4
Corporate Bonds & Notes	0.4
Foreign Government Obligations	0.0	(b)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in an affiliated money market fund (amounting to $1,498.9 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

(b)	Rounds to zero.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Melda Mergen, CFA, CAIA

Kent Bergene

Brian Virginia*

*	Effective May 2014, Mr. Virginia was named a Portfolio Manager of the Fund.

Semiannual Report 2014	3

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract, and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective Expenses Paid During the Period” column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,042.60	1,022.41	2.43	2.41	0.48	5.27	5.22	1.04

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

4	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 45.5%
	Shares	Value ($)
International 12.6%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	5,548,690	92,274,722

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	9,266,447	127,320,981

Variable Portfolio — DFA International Value Fund, Class 1(a)	15,716,416	180,267,290

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	13,665,958	181,757,242

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	9,398,534	126,692,233

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	14,938,493	181,652,078

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	16,324,900	180,390,148

Total		1,070,354,694

U.S. Large Cap 23.6%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	14,191,847	215,999,909

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	11,017,540	215,943,773

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	10,150,447	111,756,423

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	5,446,403	179,676,831

Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	6,589,797	113,080,924

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	9,738,645	168,770,709

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	6,182,565	111,657,124

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	5,368,324	94,697,238

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	13,719,239	244,065,263

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	11,655,726	215,980,608

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	6,148,920	112,094,818

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	14,794,765	216,003,563

Total		1,999,727,183

Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 4.1%
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	3,758,309	67,762,318

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	8,275,293	148,458,751

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	7,501,461	135,401,371

Total		351,622,440

U.S. Small Cap 5.2%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	4,155,098	77,866,543

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	6,000,642	107,531,498

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	10,912,495	252,406,005

Total		437,804,046

Total Equity Funds
(Cost: $3,306,341,235)		3,859,508,363

Fixed-Income Funds 25.0%
Floating Rate 1.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	11,114,889	106,480,639

Global Bond 1.8%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)(b)	14,606,487	156,581,542

High Yield 1.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)(b)	11,597,327	106,115,541

Inflation Protected Securities 2.5%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)	23,399,615	215,276,454

Investment Grade 16.4%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	25,199,832	255,022,302

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	24,852,792	254,741,120

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	13,652,132	141,572,613

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	23,534,993	254,648,624

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	23,687,062	254,635,915

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	5,767,533	59,347,910

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	16,746,025	169,972,151

Total		1,389,940,635

Multisector 1.7%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	15,298,520	141,664,297

Total Fixed-Income Funds
(Cost: $2,169,654,530)		2,116,059,108

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount	Value ($)
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	170,000	171,160

Northrop Grumman Corp. Senior Unsecured
08/01/23	3.250%	340,000	337,457

Total			508,617

Banking 0.1%
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	460,000	477,419
04/01/44	4.875%	105,000	108,353

Citigroup, Inc. Senior Unsecured
06/16/24	3.750%	70,000	70,195
11/07/43	4.950%	340,000	363,052

Goldman Sachs Group, Inc. (The) Senior Unsecured(c)
07/08/44	4.800%	455,000	452,779

JPMorgan Chase & Co. Senior Unsecured
05/13/24	3.625%	430,000	431,724

Morgan Stanley Senior Unsecured
04/29/24	3.875%	310,000	313,757

Wells Fargo & Co. Subordinated Notes
11/02/43	5.375%	120,000	132,005

Total			2,349,284

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount	Value ($)
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%	770,000	772,504

Time Warner Cable, Inc.
09/15/42	4.500%	410,000	399,127

Total			1,171,631

Chemicals —%
Dow Chemical Co. (The) Senior Unsecured
11/15/42	4.375%	290,000	276,844

LYB International Finance BV
03/15/44	4.875%	90,000	93,833
07/15/23	4.000%	40,000	41,993

Total			412,670

Diversified Manufacturing —%
General Electric Co. Senior Unsecured
10/09/42	4.125%	80,000	79,012
03/11/44	4.500%	90,000	93,774

United Technologies Corp. Senior Unsecured
06/01/42	4.500%	335,000	350,867

Total			523,653

Electric 0.1%
Appalachian Power Co. Senior Unsecured
05/15/44	4.400%	80,000	80,397

Berkshire Hathaway Energy Co. Senior Unsecured
11/15/43	5.150%	270,000	302,720

CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	90,000	94,954

Consolidated Edison Co. of New York, Inc. Senior Unsecured
03/01/43	3.950%	175,000	166,906

DTE Electric Co.(c)
07/01/44	4.300%	190,000	192,037

Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	670,000	622,094

Duke Energy Corp. Senior Unsecured
04/15/24	3.750%	80,000	82,169

Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%	240,000	237,638

Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	475,000	471,560

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount	Value ($)
NSTAR Electric Co. Senior Unsecured
03/01/44	4.400%	50,000	51,860

Northern States Power Co. 1st Mortgage
05/15/44	4.125%	115,000	115,197

Oncor Electric Delivery Co. LLC Senior Secured
12/01/41	4.550%	260,000	274,736

PPL Capital Funding, Inc.
03/15/24	3.950%	70,000	72,709
06/01/23	3.400%	420,000	420,601

PSEG Power LLC
11/15/23	4.300%	110,000	114,950

Pacific Gas & Electric Co. Senior Unsecured
02/15/44	4.750%	140,000	149,033
08/15/42	3.750%	265,000	242,163
11/15/43	5.125%	115,000	128,875

Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	860,000	862,560

Southern California Edison Co. 1st Refunding Mortgage
10/01/43	4.650%	280,000	302,090

Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	110,000	118,399

Total			5,103,648

Finance Companies —%
General Electric Capital Corp. Senior Unsecured
01/14/38	5.875%	800,000	970,564

Food and Beverage —%
Anheuser-Busch InBev Worldwide, Inc.
07/15/42	3.750%	130,000	118,027

ConAgra Foods, Inc. Senior Unsecured
01/25/43	4.650%	295,000	290,872
01/25/23	3.200%	45,000	43,374

Heineken NV Senior Unsecured(d)
10/01/42	4.000%	240,000	221,639

Kraft Foods Group, Inc. Senior Unsecured
06/04/42	5.000%	240,000	256,583

Molson Coors Brewing Co.
05/01/42	5.000%	110,000	115,092

Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	56,000	71,610

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount	Value ($)
PepsiCo, Inc. Senior Unsecured
08/13/42	3.600%	110,000	98,170

SABMiller Holdings, Inc.(d)
01/15/22	3.750%	280,000	289,930

Total			1,505,297

Health Care —%
McKesson Corp. Senior Unsecured
03/15/44	4.883%	195,000	204,781

Healthcare Insurance —%
UnitedHealth Group, Inc. Senior Unsecured
10/15/42	3.950%	270,000	252,939

WellPoint, Inc. Senior Unsecured
05/15/42	4.625%	240,000	244,352

Total			497,291

Independent Energy —%
Apache Corp. Senior Unsecured
01/15/44	4.250%	180,000	177,029

Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	75,000	93,371

Canadian Oil Sands Ltd. Senior Unsecured(d)
04/01/42	6.000%	170,000	196,200

Cimarex Energy Co.
05/01/22	5.875%	80,000	88,400
06/01/24	4.375%	30,000	30,563

Concho Resources, Inc.
04/01/23	5.500%	115,000	123,625

Continental Resources, Inc.
09/15/22	5.000%	75,000	81,563

Continental Resources, Inc.(d)
06/01/44	4.900%	210,000	216,992

Devon Energy Corp. Senior Unsecured
05/15/42	4.750%	200,000	207,822

EnCana Corp. Senior Unsecured
11/15/41	5.150%	300,000	327,015

Hess Corp. Senior Unsecured
02/15/41	5.600%	270,000	312,572

Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	135,000	148,825

Total			2,003,977

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount	Value ($)
Integrated Energy —%
Cenovus Energy, Inc. Senior Unsecured
09/15/43	5.200%	50,000	55,049
09/15/42	4.450%	160,000	158,474

Suncor Energy, Inc. Senior Unsecured
06/15/38	6.500%	100,000	128,442

Total			341,965

Leisure —%
Time Warner, Inc.
03/29/41	6.250%	435,000	523,457

Life Insurance —%
Five Corners Funding Trust(d)
11/15/23	4.419%	795,000	838,838

Guardian Life Insurance Co. of America (The) Subordinated Notes(d)
06/19/64	4.875%	125,000	125,661

MetLife, Inc. Senior Unsecured
09/15/23	4.368%	510,000	547,143

Northwestern Mutual Life Insurance Co. (The) Subordinated Notes(d)
03/30/40	6.063%	160,000	198,458

Total			1,710,100

Media and Entertainment —%
21st Century Fox America, Inc.
10/01/43	5.400%	400,000	446,306

British Sky Broadcasting Group PLC(d)
11/26/22	3.125%	345,000	329,678

Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	339,000	322,177

Total			1,098,161

Metals — %
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	115,000	127,096

Barrick North America Finance LLC
05/01/43	5.750%	105,000	108,769

CONSOL Energy, Inc.
04/01/20	8.250%	90,000	97,425

Newmont Mining Corp.
03/15/42	4.875%	115,000	103,629

Rio Tinto Finance USA PLC
08/21/42	4.125%	185,000	173,851

Teck Resources Ltd.
03/01/42	5.200%	100,000	96,307

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount	Value ($)
Vale SA Senior Unsecured
09/11/42	5.625%	270,000	264,519

Total			971,596

Midstream 0.1%
CMS Energy Corp. Senior Unsecured
03/15/22	5.050%	50,000	56,829
03/31/43	4.700%	170,000	173,513
03/01/44	4.875%	145,000	152,628

El Paso Pipeline Partners Operating Co. LLC
11/01/42	4.700%	180,000	167,992

Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	250,000	256,773

Enterprise Products Operating LLC
02/15/45	5.100%	430,000	459,006

Kinder Morgan Energy Partners LP Senior Unsecured
08/15/42	5.000%	575,000	571,555

NiSource Finance Corp.
02/15/43	5.250%	200,000	215,426

Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/31/43	4.300%	260,000	249,266

TransCanada PipeLines Ltd. Senior Unsecured
10/16/43	5.000%	145,000	158,483

Total			2,461,471

Natural Gas —%
Sempra Energy Senior Unsecured
06/15/24	3.550%	105,000	105,735
12/01/23	4.050%	495,000	522,924

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	170,000	170,545

Total			799,204

Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	134,000	138,785
03/15/22	3.950%	420,000	430,189

Weatherford International Ltd.
04/15/42	5.950%	110,000	124,750

Total			693,724

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount	Value ($)
Pharmaceuticals —%
Amgen, Inc. Senior Unsecured
05/15/43	5.375%	385,000	424,840

Property & Casualty —%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	225,000	244,958

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	575,000	581,478

Hartford Financial Services Group, Inc. (The) Senior Unsecured
04/15/43	4.300%	275,000	264,879

Liberty Mutual Group, Inc.(d)
05/01/22	4.950%	415,000	453,909

Total			1,545,224

Railroads —%
Norfolk Southern Corp. Senior Unsecured
10/01/42	3.950%	140,000	131,594

Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	255,000	257,889

Total			389,483

Refining —%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	140,000	172,891

Phillips 66
05/01/42	5.875%	145,000	173,721

Valero Energy Corp.
06/15/37	6.625%	140,000	173,955

Total			520,567

Restaurants —%
Yum! Brands, Inc. Senior Unsecured
11/01/43	5.350%	280,000	306,690

Retailers —%
CVS Caremark Corp. Senior Unsecured
12/05/43	5.300%	195,000	220,441

Lowe’s Companies, Inc. Senior Unsecured
04/15/42	4.650%	110,000	115,420

Target Corp. Senior Unsecured
07/01/42	4.000%	225,000	212,333

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount	Value ($)
Wal-Mart Stores, Inc. Senior Unsecured
04/22/44	4.300%	540,000	545,403

Total			1,093,597

Supermarkets —%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%	130,000	137,406

Technology —%
Apple, Inc. Senior Unsecured
05/04/43	3.850%	75,000	68,987

Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	110,000	128,079

Corning, Inc. Senior Unsecured
03/15/42	4.750%	80,000	84,589

Microsoft Corp. Senior Unsecured
12/15/43	4.875%	120,000	131,896

Oracle Corp. Senior Unsecured(c)
07/08/44	4.500%	340,000	339,833

Total			753,384

Tobacco —%
Altria Group, Inc.
01/31/44	5.375%	230,000	251,927

Philip Morris International, Inc. Senior Unsecured
03/04/43	4.125%	145,000	139,683

Total			391,610

Transportation Services —%
ERAC U.S.A. Finance LLC(d)
03/15/42	5.625%	160,000	180,995

FedEx Corp.
01/15/44	5.100%	230,000	248,872

Total			429,867

Wireless —%
America Movil SAB de CV Senior Unsecured
07/16/42	4.375%	200,000	188,899

Rogers Communications, Inc.
03/15/43	4.500%	370,000	359,534

Vodafone Group PLC Senior Unsecured
02/19/43	4.375%	200,000	190,735

Total			739,168

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount	Value ($)
Wirelines 0.1%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	1,175,000	1,113,804

Embarq Corp. Senior Unsecured
06/01/36	7.995%	40,000	43,700

Orange SA Senior Unsecured
02/06/44	5.500%	155,000	172,627

Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	1,675,000	1,474,776

Total			2,804,907

Total Corporate Bonds & Notes
(Cost: $31,380,846)			33,387,834

Residential Mortgage-Backed Securities — Agency 6.7%
Federal National Mortgage Association(c)(e)
07/17/29	2.500%	63,725,000	64,730,650
07/17/29	3.000%	80,785,000	83,915,419
07/17/29 - 07/14/44	3.500%	342,000,000	357,378,290
07/14/44	4.000%	60,000,000	63,675,000

Total Residential Mortgage-Backed Securities — Agency
(Cost: $566,142,783)			569,699,359

Foreign Government Obligations(f) —%
Netherlands —%
Petrobras Global Finance BV
05/20/43	5.625%	75,000	67,875

Total Foreign Government Obligations
(Cost: $61,789)			67,875

Exchange-Traded Funds 8.7%
		Shares	Value ($)
SPDR S&P 500 ETF Trust		1,740,200	340,591,944

iShares MSCI EAFE ETF		5,142,425	351,587,598

iShares Russell 2000 ETF		345,215	41,014,994

Total Exchange-Traded Funds
(Cost: $653,909,381)			733,194,536

Options Purchased Puts 1.5%
Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	800	1,800.00	12/16/16	12,200,000
	800	1,700.00	12/16/16	9,620,000
	2,250	1,800.00	12/19/15	22,736,250
	11,419	1,700.00	12/19/15	84,728,980

Total Options Purchased Puts
(Cost: $168,625,241)				129,285,230

Money Market Funds 17.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund,
0.095%(a)(g)	1,498,915,580	1,498,915,580

Total Money Market Funds
(Cost: $1,498,915,580)		1,498,915,580

Total Investments
(Cost: $8,395,031,385)		8,940,117,885

Other Assets & Liabilities, Net		(462,833,133)

Net Assets		8,477,284,752

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, cash totaling $89,598,426 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
DAX INDEX	87	EUR	29,363,840	09/2014	142,546	—

EURO STOXX 50	663	EUR	29,341,586	09/2014	—	(228,859)

FTSE/MIB INDEX	200	EUR	29,170,204	09/2014	—	(602,869)

HANG SENG INDEX	195	HKD	29,064,822	07/2014	51,175	—

IBEX 35 INDEX	197	EUR	29,282,945	07/2014	—	(223,046)

RUSSELL 2000 EMINI ICE SE	900	USD	107,127,000	09/2014	1,233,228	—

S&P 500	244	USD	119,096,400	09/2014	962,958	—

S&P500 EMINI	15,225	USD	1,486,264,500	09/2014	15,675,053	—

SPI 200	229	AUD	28,902,963	09/2014	—	(125,464)

US 10YR NOTE	(28)	USD	(3,504,813)	09/2014	9,514	—

US 2YR NOTE	(3,847)	USD	(844,777,156)	09/2014	233,320	—

US 5YR NOTE	2,930	USD	350,020,554	09/2014	1,143,378	—

US 5YR NOTE	14	USD	1,672,453	09/2014	—	(5,668)

US LONG BOND	6	USD	823,125	09/2014	3,053	—

US ULTRA T-BOND	2	USD	299,875	09/2014	1,701	—

Total					19,455,926	(1,185,906)

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,022,101,896	1,233,154,058	(756,340,374)	—	1,498,915,580	—	569,645	1,498,915,580

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	128,721,852	50,105,356	—	—	178,827,208	—	—	215,999,909

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	195,284,937	74,213,434	(189)	(24)	269,498,158	1,198,181	6,918,443	255,022,302

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	131,590,836	47,675,283	(148)	39	179,266,010	—	—	215,943,773

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	63,205,922	22,841,436	(33,976)	2,306	86,015,688	272,725	189,528	92,274,722
Columbia Variable Portfolio — Global Bond Fund, Class 1	120,035,764	46,181,772	(184)	(19)	166,217,333	6,329,947	—	156,581,542

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	85,133,805	26,811,808	(81)	(14)	111,945,518	—	—	106,115,541

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	67,808,382	26,387,267	(4,540)	886	94,191,995	—	—	111,756,423

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	116,526,640	42,119,395	(8,067)	985	158,638,953	—	—	179,676,831

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	182,072,680	80,413,081	(184)	(2)	262,485,575	4,901,766	4,717,854	254,741,120

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	33,996,528	14,128,826	(14,607)	5,270	48,116,017	—	—	67,762,318

Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	61,485,392	31,360,403	(1,033)	318	92,845,080	—	—	113,080,924

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	95,462,233	38,263,083	—	—	133,725,316	—	—	168,770,709

Columbia Variable Portfolio — Strategic Income Fund, Class 1	104,796,734	35,288,808	(136)	(2)	140,085,404	—	—	141,664,297

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	101,875,621	40,406,728	(103)	(1)	142,282,245	—	2,660,611	141,572,613

Variable Portfolio — American Century Diversified Bond Fund, Class 1	188,200,982	71,236,485	(228)	(11)	259,437,228	225,710	4,118,697	254,648,624

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	160,155,739	56,110,386	(232)	(20)	216,265,873	—	—	215,276,454

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	79,349,971	41,284,237	(53,328)	10,429	120,591,309	7,888,460	2,084,794	127,320,981

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	45,824,127	20,859,073	(19,489)	4,187	66,667,898	—	—	77,866,543

Variable Portfolio — DFA International Value Fund, Class 1	104,809,023	54,287,082	(52,136)	13,625	159,057,594	6,815,573	3,370,675	180,267,290

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	75,522,003	35,823,087	(57)	(2)	111,345,031	968,523	4,623,933	106,480,639

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	64,598,836	27,996,819	—	—	92,595,655	—	—	111,657,124

Variable Portfolio — Invesco International Growth Fund, Class 1	118,116,618	48,146,247	(62,111)	13,465	166,214,219	12,755,459	1,765,530	181,757,242

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	185,950,425	72,941,970	(185)	(6)	258,892,204	245,267	5,155,237	254,635,915

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	87,546,569	37,629,908	(6,516)	1,725	125,171,686	—	—	148,458,751

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	64,967,220	10,472,165	—	—	75,439,385	—	—	94,697,238

Variable Portfolio — MFS Value Fund, Class 1	139,333,395	60,937,063	(9,111)	2,949	200,264,296	—	—	244,065,263

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	81,868,480	39,270,721	(35,943)	4,918	121,108,176	4,799,573	983,062	126,692,233

Variable Portfolio — NFJ Dividend Value Fund, Class 1	128,246,691	45,877,036	(547)	168	174,123,348	—	—	215,980,608

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	62,082,560	29,475,710	(1,353)	370	91,557,287	—	—	112,094,818

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	60,170,429	33,125,919	(35,886)	10,016	93,270,478	—	—	107,531,498

Variable Portfolio — Partners Small Cap Value Fund, Class 1	144,408,052	66,470,165	(64,427)	20,689	210,834,479	—	—	252,406,005

Variable Portfolio — Pyramis® International Equity Fund, Class 1	111,775,865	64,753,867	(40,135)	8,301	176,497,898	13,829,080	2,564,673	181,652,078

Variable Portfolio — Pyrford International Equity Fund, Class 1	123,016,771	45,021,756	(13,616)	782	168,025,693	86,364	2,351,010	180,390,148

Variable Portfolio — Sit Dividend Growth Fund, Class 1	131,443,401	50,515,507	(11,742)	2,942	181,950,108	—	—	216,003,563

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	51,583,984	8,001,229	—	—	59,585,213	—	373,673	59,347,910

Variable Portfolio — Victory Established Value Fund, Class 1	81,421,852	29,935,953	(16,155)	3,809	111,345,459	—	—	135,401,371

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	121,581,723	50,033,122	(94)	(3)	171,614,748	—	774,205	169,972,151

Total	4,922,073,938	2,809,556,245	(756,826,913)	108,075	6,974,911,345	60,316,628	43,221,570	7,474,483,051

(b)	Non-income producing.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $3,052,300 or 0.04% of net assets.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Principal and interest may not be guaranteed by the government.

(g)	The rate shown is the seven-day current annualized yield at June 30, 2014.

Currency Legend

AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	3,859,508,363	—	—	3,859,508,363

Fixed-Income Funds	2,116,059,108	—	—	2,116,059,108

Money Market Funds	1,498,915,580	—	—	1,498,915,580

Total Mutual Funds	7,474,483,051	—	—	7,474,483,051

Bonds

Corporate Bonds & Notes	—	33,387,834	—	33,387,834

Residential Mortgage-Backed Securities — Agency	—	569,699,359	—	569,699,359

Foreign Government Obligations	—	67,875	—	67,875

Total Bonds	—	603,155,068	—	603,155,068

Equity Securities

Exchange-Traded Funds	733,194,536	—	—	733,194,536

Total Equity Securities	733,194,536	—	—	733,194,536

Other

Options Purchased Puts	129,285,230	—	—	129,285,230

Total Other	129,285,230	—	—	129,285,230

Investments in Securities	8,336,962,817	603,155,068	—	8,940,117,885

Derivatives

Assets

Futures Contracts	19,455,926	—	—	19,455,926

Liabilities

Futures Contracts	(1,185,906)	—	—	(1,185,906)

Total	8,355,232,837	603,155,068	—	8,958,387,905

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,420,120,040)	$1,465,634,834

Affiliated issuers (identified cost $6,974,911,345)	7,474,483,051

Total investments (identified cost $8,395,031,385)	8,940,117,885

Cash	130

Margin deposits	89,598,426

Receivable for:

Investments sold	644,347

Capital shares sold	9,842,819

Dividends	10,359,574

Interest	1,103,876

Reclaims	308

Variation margin	1,526,368

Total assets	9,053,193,733

Liabilities

Payable for:

Investments purchased	6,994,952

Investments purchased on a delayed delivery basis	567,873,586

Capital shares purchased	7,647

Variation margin	551,632

Investment management fees	122,260

Distribution and/or service fees	173,454

Transfer agent fees	12,755

Administration fees	20,870

Compensation of board members	45,349

Other expenses	106,476

Total liabilities	575,908,981

Net assets applicable to outstanding capital stock	$8,477,284,752

Represented by

Trust capital	$8,477,284,752

Total — representing net assets applicable to outstanding capital stock	$8,477,284,752

Class 2

Net assets	$8,477,284,752

Shares outstanding	692,407,697

Net asset value per share	$12.24

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$11,789,033

Dividends — affiliated issuers	43,221,570

Interest	719,859

Foreign taxes withheld	(207)

Total income	55,730,255

Expenses:

Investment management fees	6,182,799

Distribution and/or service fees

Class 2	8,919,357

Transfer agent fees

Class 2	631,864

Administration fees	1,066,672

Compensation of board members	45,499

Custodian fees	31,708

Printing and postage fees	70,219

Professional fees	36,909

Other	30,021

Total expenses	17,015,048

Net investment income	38,715,207

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	(51,991,756)

Investments — affiliated issuers	108,075

Capital gain distributions from underlying affiliated funds	60,316,628

Foreign currency translations	(11,353)

Futures contracts	104,690,243

Net realized gain	113,111,837

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	38,051,964

Investments — affiliated issuers	157,125,317

Foreign currency translations	(36,053)

Futures contracts	(12,654,831)

Net change in unrealized appreciation (depreciation)	182,486,397

Net realized and unrealized gain	295,598,234

Net increase in net assets resulting from operations	$334,313,441

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$38,715,207	$36,489,413

Net realized gain	113,111,837	130,971,491

Net change in unrealized appreciation (depreciation)	182,486,397	350,357,537

Net increase in net assets resulting from operations	334,313,441	517,818,441

Increase (decrease) in net assets from capital stock activity	2,120,906,712	3,367,549,569

Total increase in net assets	2,455,220,153	3,885,368,010

Net assets at beginning of period	6,022,064,599	2,136,696,589

Net assets at end of period	$8,477,284,752	$6,022,064,599

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	179,751,873	2,125,753,463	305,822,679	3,375,718,828

Redemptions	(413,199)	(4,846,751)	(723,891)	(8,169,259)

Net increase	179,338,674	2,120,906,712	305,098,788	3,367,549,569

Total net increase	179,338,674	2,120,906,712	305,098,788	3,367,549,569

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Financial Highlights

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012(a)
Per share data
Net asset value, beginning of period	$11.74		$10.27		$10.00

Income from investment operations:

Net investment income	0.06		0.10		0.05

Net realized and unrealized gain	0.44		1.37		0.22

Total from investment operations	0.50		1.47		0.27

Net asset value, end of period	$12.24		$11.74		$10.27

Total return	4.26%		14.31%		2.70%

Ratios to average net assets(b)

Total gross expenses	0.48	%(c)	0.50%		0.56	%(c)

Total net expenses(d)	0.48	%(c)	0.49%		0.53	%(c)

Net investment income	1.09	%(c)	0.94%		0.74	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,477,285		$6,022,065		$2,136,697

Portfolio turnover	58	%(e)	125	%(e)	117	%(e)

Notes to Financial Highlights

(a)	For the period from April 19, 2012 (commencement of operations) to December 31, 2012.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 3% for the six months ended June 30, 2014 and 36% and 20% for the years ended December 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities and ETFs are valued at the close of business of the NYSE. Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2014	21

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For

22	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the

Semiannual Report 2014	23

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Options Purchased Puts(c)	129,285,230	—	129,285,230	—	—	—	129,285,230

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	18,064,960	*
Equity risk	Investments at value-unaffiliated issuers (for purchased options)	129,285,230
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,390,966	*
Total		148,741,156

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	1,180,238	*
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	5,668	*
Total		1,185,906

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

24	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	102,288,321	(70,735,931)	31,552,390
Interest rate risk	2,401,922	—	2,401,922
Total	104,690,243	(70,735,931)	33,954,312
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(15,750,830)	5,874,927	(9,875,903)
Interest rate risk	3,095,999	—	3,095,999
Total	(12,654,831)	5,874,927	(6,779,904)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	1,867,864,825
Futures contracts — Short	755,522,391

Derivative Instrument	Average Market Value ($)*
Options contracts (purchased)	120,165,955

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that

Semiannual Report 2014	25

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in Underlying Funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities (other than Underlying Funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, derivatives and individual securities, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.17% of the Fund’s average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in Underlying Funds that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to assets invested in securities (other than underlying mutual funds that pay an investment management fee to the Administrator or its affiliates), including other funds administered by the Administrator that do not pay an administrative fee, derivatives and individual securities declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.03% of the Fund’s average daily net assets.

26	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $5,832.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than underlying mutual funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended June 30, 2014, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets of Class 2 was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, including indirect expenses of Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 2	1.10%	1.15%

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives but including mortgage dollar rolls, aggregated to $5,608,239,043 and $3,638,865,158, respectively, for the six months ended June 30, 2014, of which $3,558,123,185 and $3,383,966,482, respectively, were U.S. government securities. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by

Semiannual Report 2014	27

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	29

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data showing a comparison of the Fund’s expenses with median expenses paid by funds in a comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio was below the median expense ratio for peers shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

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Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

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32	Semiannual Report 2014

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6539 D (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Cash Management Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Cash Management Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Cash Management Fund (the Fund) Class 3 shares returned 0.01% for the six-month period that ended June 30, 2014.

>

The Fund’s annualized simple yield and annualized compound yield were both 0.01% for the seven-day period ended June 30, 2014. Generally, seven-day current yields more closely reflect the current earnings of the Fund than the total return. However, in this extremely low rate environment, that has not been the case. Current short-term yields may be higher or lower than the figures shown.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	0.01	0.01	0.01	1.46
Class 2*	05/03/10	0.01	0.01	0.01	1.46
Class 3	10/13/81	0.01	0.01	0.01	1.47

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Commercial Paper	14.4
Asset-Backed Securities — Non Agency	3.7
Certificates of Deposit	18.1
Commercial Paper	31.3
Repurchase Agreements	6.7
U.S. Government & Agency Obligations	21.4
U.S. Treasury Obligations	4.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

John McColley

Semiannual Report 2014	3

Columbia Variable Portfolio – Cash Management Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.10	1,024.35	0.45	0.45	0.09
Class 2	1,000.00	1,000.00	1,000.10	1,024.35	0.45	0.45	0.09
Class 3	1,000.00	1,000.00	1,000.10	1,024.35	0.45	0.45	0.09

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2014, the annualized expense ratios would have been 0.45% for Class 1, 0.70% for Class 2 and 0.58% for Class 3. The actual expenses paid would have been $2.23 for Class 1, $3.47 for Class 2 and $2.88 for Class 3; and the hypothetical expenses paid would have been $2.26 for Class 1, $3.51 for Class 2 and $2.91 for Class 3.

4	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 14.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Fairway Finance Co. LLC(a)
07/25/14	0.140%	9,000,000	8,999,160
09/02/14	0.160%	7,000,000	6,998,040

MetLife Short Term Funding LLC(a)
07/23/14	0.120%	15,000,000	14,998,900

Old Line Funding LLC(a)
08/18/14	0.150%	4,000,000	3,999,200
08/26/14	0.180%	10,000,000	9,997,200

Regency Markets No. 1 LLC(a)
07/14/14	0.130%	6,000,000	5,999,697
07/21/14	0.140%	7,700,000	7,699,401

Thunder Bay Funding LLC(a)
07/16/14	0.160%	6,000,000	5,999,575
08/20/14	0.170%	10,000,000	9,997,639

Total Asset-Backed Commercial Paper
(Cost: $74,688,812)			74,688,812

Commercial Paper 31.4%
Banking 8.3%
HSBC USA, Inc.
08/04/14	0.180%	14,000,000	13,997,620
09/25/14	0.180%	2,000,000	1,999,140

State Street Corp.
07/08/14	0.130%	9,000,000	8,999,738
08/07/14	0.150%	8,000,000	7,998,767

Wells Fargo & Co.
07/14/14	0.130%	10,000,000	9,999,494

Total			42,994,759

Consumer Products 2.5%
Procter & Gamble Co. (The)(a)
09/02/14	0.090%	7,000,000	6,998,898
09/11/14	0.100%	6,000,000	5,998,800

Total			12,997,698

Diversified Manufacturing 3.1%
General Electric Co.
07/07/14	0.030%	16,000,000	15,999,893

Integrated Energy 3.1%
Chevron Corp.(a)
07/17/14	0.070%	3,000,000	2,999,907
07/21/14	0.070%	13,000,000	12,999,494

Total			15,999,401

Life Insurance 3.1%
New York Life Capital Corp.(a)
08/12/14	0.100%	6,000,000	5,999,300
08/21/14	0.100%	10,000,000	9,998,583

Total			15,997,883

Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Pharmaceuticals 8.2%
Johnson & Johnson(a)
07/01/14	0.060%	12,000,000	12,000,000

Roche Holdings, Inc.(a)
07/15/14	0.070%	7,000,000	6,999,809
07/24/14	0.060%	4,000,000	3,999,847
08/11/14	0.080%	4,000,000	3,999,636

Sanofi Aventis(a)
09/12/14	0.100%	15,000,000	14,996,958

Total			41,996,250

Technology 3.1%
International Business Machines Co.(a)
07/01/14	0.070%	14,000,000	14,000,000
09/18/14	0.100%	2,000,000	1,999,561

Total			15,999,561

Total Commercial Paper
(Cost: $161,985,445)			161,985,445

Certificates of Deposit 18.2%
Australia & New Zealand Banking Group Ltd.
07/03/14	0.090%	16,000,000	16,000,000

Bank of Montreal
07/01/14	0.080%	16,000,000	16,000,000

Branch Banking and Trust Co.
09/23/14	0.110%	15,000,000	15,000,000

Canadian Imperial Bank of Commerce
07/01/14	0.070%	15,000,000	15,000,000

Toronto Dominion Bank
08/05/14	0.150%	17,000,000	17,000,000

US Bank
09/02/14	0.140%	10,000,000	10,000,000

Wells Fargo Bank
07/10/14	0.140%	5,000,000	5,000,000

Total Certificates of Deposit
(Cost: $94,000,000)			94,000,000

U.S. Government & Agency Obligations 21.5%
Federal Home Loan Banks Discount Notes
07/02/14	0.020%	8,000,000	7,999,990
07/17/14	0.040%	16,000,000	15,999,715
07/23/14	0.040%	2,000,000	1,999,945
07/25/14	0.040%	9,000,000	8,999,730
08/01/14	0.050%	4,000,000	3,999,811
08/06/14	0.060%	18,000,000	17,998,910
08/08/14	0.060%	15,300,000	15,299,031
08/15/14	0.060%	6,800,000	6,799,490
08/20/14	0.070%	12,000,000	11,998,750
09/10/14	0.060%	4,000,000	3,999,527
09/19/14	0.060%	3,000,000	2,999,600
10/24/14	0.070%	3,000,000	2,999,329

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks
03/11/15	0.130%	2,700,000	2,699,410
05/01/15	0.130%	3,000,000	2,999,818
06/03/15	0.130%	1,500,000	1,499,906
07/17/15	0.200%	2,700,000	2,700,000

Total U.S. Government & Agency Obligations
(Cost: $110,992,962)			110,992,962

Repurchase Agreements 6.7%
Tri-Party Barclays Bank PLC dated 06/30/14, matures 07/01/14, repurchase price $10,700,012 (collateralized by U.S. Treasury Securities Total Market Value $10,700,037)
	0.040%	10,700,000	10,700,000

Tri-Party RBC Capital Markets LLC dated 06/30/14, matures 07/01/14, repurchase price $12,000,017 (collateralized by U.S. Treasury Securities Total Market Value $12,240,037)
	0.050%	12,000,000	12,000,000

Tri-Party TD Securities (USA) LLC dated 06/30/14, matures 07/01/14, repurchase price $12,000,027 (collateralized by U.S. Government Agencies Total Market Value $12,240,001)
	0.080%	12,000,000	12,000,000

Total Repurchase Agreements
(Cost: $34,700,000)			34,700,000

Asset-Backed Securities — Non-Agency 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 1.2%
CIT Equipment Collateral Series 2013-VT1 Class A1(b)
11/20/14	0.300%	273,152	273,152

CNH Equipment Trust Series 2014-A Class A1
02/17/15	0.200%	1,329,175	1,329,175

GE Equipment Transportation LLC Series 2013-2 Class A1
10/24/14	0.260%	157,046	157,046

GreatAmerica Leasing Receivables Series 2014-1 Class A1(b)
03/15/15	0.250%	2,037,666	2,037,666

MMAF Equipment Finance LLC Series 2014-AA Class A1(b)
07/02/15	0.200%	1,100,000	1,100,000

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Volvo Financial Equipment LLC Series 2014-1A Class A1(b)
03/16/15	0.210%	1,313,386	1,313,386

Total			6,210,425

Car Loan 2.5%
Ally Auto Receivables Trust Series 2014-SN1 Class A1
03/20/15	0.210%	1,182,456	1,182,456

AmeriCredit Automobile Receivables Trust Series 2014-2 Class A1
06/08/15	0.210%	3,737,500	3,737,500

Enterprise Fleet Financing LLC Series 2014-1 Class A1(b)
02/20/15	0.250%	2,188,989	2,188,989

Honda Auto Receivables Owner Trust Series 2013-4 Class A1
11/18/14	0.240%	383,805	383,805

SMART Trust Series 2014-1US Class A1
03/14/15	0.220%	1,943,726	1,943,726

Volkswagen Auto Lease Trust Series 2014-A Class A1
02/20/15	0.200%	238,227	238,227

Westlake Automobile Receivables Trust Series 2014-1A Class A1(b)
06/15/15	0.350%	1,613,951	1,613,951

Wheels SPV 2 LLC Series 2014-1A Class A1(b)
05/20/15	0.240%	1,637,769	1,637,769

Total			12,926,423

Total Asset-Backed Securities — Non-Agency
(Cost: $19,136,848)			19,136,848

U.S. Treasury Obligations 4.4%
U.S. Treasury(c)
01/31/16	0.085%	17,000,000	16,994,538
04/30/16	0.109%	6,000,000	6,000,111

Total U.S. Treasury Obligations
(Cost: $22,994,649)			22,994,649

Total Investments
(Cost: $518,498,716)			518,498,716

Other Assets & Liabilities, Net			(2,186,360)

Net Assets			516,312,356

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $177,679,605 or 34.41% of net assets.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $10,164,913 or 1.97% of net assets.

(c)	Variable rate security.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Cash Management Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities

Asset-Backed Commercial Paper	—	74,688,812	—	74,688,812

Commercial Paper	—	161,985,445	—	161,985,445

Certificates of Deposit	—	94,000,000	—	94,000,000

U.S. Government & Agency Obligations	—	110,992,962	—	110,992,962

Repurchase Agreements	—	34,700,000	—	34,700,000

Total Short-Term Securities	—	476,367,219	—	476,367,219

Bonds

Asset-Backed Securities — Non-Agency	—	19,136,848	—	19,136,848

U.S. Treasury Obligations	—	22,994,649	—	22,994,649

Total Bonds	—	42,131,497	—	42,131,497

Total	—	518,498,716	—	518,498,716

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

(identified cost $483,798,716)	$483,798,716

Repurchase agreements (identified cost $34,700,000)	34,700,000

Total investments (identified cost $518,498,716)	518,498,716

Cash	3,064

Receivable for:

Capital shares sold	99,086

Interest	18,429

Expense reimbursement due from Investment Manager	217,711

Trustees’ deferred compensation plan	41,647

Total assets	518,878,653

Liabilities

Payable for:

Capital shares purchased	2,119,949

Dividend distributions to shareholders	426

Investment management fees	148,198

Distribution and/or service fees	40,972

Transfer agent fees	26,945

Administration fees	26,822

Compensation of board members	54,452

Other expenses	106,886

Trustees’ deferred compensation plan	41,647

Total liabilities	2,566,297

Net assets applicable to outstanding capital stock	$516,312,356

Represented by

Paid-in capital	$518,924,928

Excess of distributions over net investment income	(78,384)

Accumulated net realized loss	(2,534,188)

Total — representing net assets applicable to outstanding capital stock	$516,312,356

Class 1

Net assets	$156,299,210

Shares outstanding	156,274,748

Net asset value per share	$1.00

Class 2

Net assets	$23,550,631

Shares outstanding	23,551,704

Net asset value per share	$1.00

Class 3

Net assets	$336,462,515

Shares outstanding	336,430,672

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Cash Management Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Interest	$293,891

Total income	293,891

Expenses:

Investment management fees	991,856

Distribution and/or service fees

Class 2	26,943

Class 3	221,088

Transfer agent fees

Class 1	67,748

Class 2	6,466

Class 3	106,119

Administration fees	177,702

Compensation of board members	12,128

Custodian fees	7,599

Printing and postage fees	43,985

Professional fees	16,597

Other	7,049

Total expenses	1,685,280

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,421,501)

Total net expenses	263,779

Net investment income	30,112

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	26

Net realized gain	26

Net increase in net assets resulting from operations	$30,138

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$30,112	$62,051

Net realized gain	26	373

Net increase in net assets resulting from operations	30,138	62,424

Distributions to shareholders

Net investment income

Class 1	(11,250)	(31,631)

Class 2	(1,079)	(1,569)

Class 3	(17,676)	(41,000)

Total distributions to shareholders	(30,005)	(74,200)

Increase (decrease) in net assets from capital stock activity	(186,692,264)	(79,282,779)

Total decrease in net assets	(186,692,131)	(79,294,555)

Net assets at beginning of period	703,004,487	782,299,042

Net assets at end of period	$516,312,356	$703,004,487

Excess of distributions over net investment income	$(78,384)	$(78,491)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Cash Management Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	14,418,258	14,418,257	6,624,850	6,624,850

Fund merger	—	—	62,585,727	62,585,732

Distributions reinvested	11,204	11,204	31,814	31,814

Redemptions	(161,201,762)	(161,201,762)	(90,364,516)	(90,364,517)

Net decrease	(146,772,300)	(146,772,301)	(21,122,125)	(21,122,121)

Class 2 shares

Subscriptions	11,371,429	11,371,430	36,797,961	36,797,960

Distributions reinvested	1,065	1,065	1,570	1,570

Redemptions	(8,778,272)	(8,778,272)	(24,066,343)	(24,066,343)

Net increase	2,594,222	2,594,223	12,733,188	12,733,187

Class 3 shares

Subscriptions	13,955,320	13,955,321	51,969,701	51,969,701

Distributions reinvested	17,503	17,503	41,264	41,264

Redemptions	(56,487,010)	(56,487,010)	(122,904,810)	(122,904,810)

Net decrease	(42,514,187)	(42,514,186)	(70,893,845)	(70,893,845)

Total net decrease	(186,692,265)	(186,692,264)	(79,282,782)	(79,282,779)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net realized and unrealized gain	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Increase from payments by affiliate	—		—		—		—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Less distributions to shareholders:

Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.01	%(c)

Ratios to average net assets

Total gross expenses	0.48	%(d)	0.48%		0.47%		0.47%		0.51	%(d)

Total net expenses(e)	0.09	%(d)	0.10%		0.14%		0.15%		0.23	%(d)

Net investment income	0.01	%(d)	0.01%		0.01%		0.01%		0.01	%(d)

Supplemental data

Net assets, end of period (in thousands)	$156,299		$303,071		$324,195		$283,185		$212,830

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to zero.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Cash Management Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net realized and unrealized gain	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Increase from payments by affiliate	—		—		—		—		0.00	(b)

Total from investment operations	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Less distributions to shareholders:

Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.02%

Ratios to average net assets

Total gross expenses	0.73	%(c)	0.73%		0.72%		0.71%		0.76	%(c)

Total net expenses(d)	0.09	%(c)	0.10%		0.14%		0.15%		0.23	%(c)

Net investment income	0.01	%(c)	0.01%		0.01%		0.01%		0.00	%(b)(c)

Supplemental data

Net assets, end of period (in thousands)	$23,551		$20,957		$8,224		$9,774		$3,829

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to zero.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Net realized and unrealized gain	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Increase from payments by affiliate	—		—		—		—		0.00	(a)	0.00	(a)

Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)

Proceeds from regulatory settlements	—		—		—		—		—		(0.00	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.01%		0.01%		0.01%		0.01	%(b)	0.16	%(c)

Ratios to average net assets

Total gross expenses	0.60	%(d)	0.61%		0.60%		0.59%		0.62%		0.64%

Total net expenses(e)	0.09	%(d)	0.11%		0.14%		0.16%		0.22%		0.47	%(f)

Net investment income	0.01	%(d)	0.01%		0.01%		0.01%		0.01%		0.07%

Supplemental data

Net assets, end of period (in thousands)	$336,463		$378,976		$449,880		$579,896		$621,642		$959,022

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.28%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable, excluding expenses related to the Fund’s participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Cash Management Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Offsetting of Financial Assets

The following table presents the Fund’s gross and net amount of assets available for offset under a netting arrangement for repurchase agreements as well as the related collateral received by the Fund as of June 30, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount(b) ($)
Repurchase Agreements	34,700,000	—	34,700,000	—	—	34,700,000	—

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

16	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.33% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as

Semiannual Report 2014	17

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $1,114.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.450%	0.450%
Class 2	0.700	0.700
Class 3	0.575	0.575

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

In addition to any other waiver/reimbursement arrangement, from time to time, the Investment Manager and/or its affiliates may waive fees and/or reimburse expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $518,499,000.

18	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2014	2,520
2016	210,492
2017	2,314,650
2018	6,554
Total	2,534,216

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 90.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 7. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio — Money Market Fund, a series of Columbia Funds Variable Insurance Trust (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $703,069,052 and the combined net assets immediately after the acquisition were $765,654,784.

The merger was accomplished by a tax-free exchange of 62,585,727 shares of the acquired fund valued at $62,585,732.

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	62,585,727

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2013, the Fund’s pro-forma net investment loss and net decrease in net assets from operations for the year ended December 31, 2013 would have been approximately $0.0.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014	19

Columbia Variable Portfolio – Cash Management Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Cash Management Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	21

Columbia Variable Portfolio – Cash Management Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Columbia Variable Portfolio – Cash Management Fund

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24	Semiannual Report 2014

Columbia Variable Portfolio – Cash Management Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – Cash Management Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6638 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Dividend Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund) Class 3 shares returned 7.80% for the six-month period that ended June 30, 2014.

>	The Fund slightly underperformed the MSCI USA High Dividend Yield Index (Net), which returned 7.82% over the same time period.

>	The Fund underperformed the Russell 1000 Value Index, which returned 8.28% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.93	20.84	16.87	8.17
Class 2*	05/03/10	7.79	20.52	16.58	7.96
Class 3	09/15/99	7.80	20.69	16.73	8.10
MSCI USA High Dividend Yield Index (Net)		7.82	20.35	18.92	7.98
Russell 1000 Value Index		8.28	23.81	19.23	8.03

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.

Effective May 1, 2014, the MSCI USA High Dividend Yield Index (Net) was added as a more dividend-focused benchmark for the Fund.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Johnson & Johnson	4.5
Chevron Corp.	3.8
Merck & Co., Inc.	3.5
Altria Group, Inc.	3.3
Microsoft Corp.	3.2
Pfizer, Inc.	3.2
Cisco Systems, Inc.	3.1
Intel Corp.	2.8
Procter & Gamble Co. (The)	2.8
ConocoPhillips	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	89.9
Consumer Discretionary	5.6
Consumer Staples	14.2
Energy	13.9
Financials	4.7
Health Care	16.9
Industrials	5.9
Information Technology	12.1
Materials	2.4
Telecommunication Services	7.0
Utilities	7.2
Equity-Linked Notes	8.7
Money Market Funds	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Steven Schroll

Paul Stocking

Dean Ramos, CFA

Semiannual Report 2014	3

Columbia Variable Portfolio – Dividend Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,079.30	1,021.37	3.56	3.46	0.69
Class 2	1,000.00	1,000.00	1,077.90	1,020.13	4.84	4.71	0.94
Class 3	1,000.00	1,000.00	1,078.00	1,020.78	4.17	4.06	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 89.8%
Issuer	Shares	Value ($)
Consumer Discretionary 5.6%
Automobiles 0.8%

Daimler AG, Registered Shares	314,430	29,449,558

Hotels, Restaurants & Leisure 1.6%

McDonald’s Corp.	535,632	53,959,568

Household Durables 0.8%

Leggett & Platt, Inc.	825,934	28,313,017

Media 2.4%

Gannett Co., Inc.	979,967	30,682,767

National CineMedia, Inc.	823,935	14,427,102

Pearson PLC	858,430	16,953,609

Regal Entertainment Group, Class A	983,574	20,753,411

Total		82,816,889

Total Consumer Discretionary		194,539,032

Consumer Staples 14.2%
Beverages 1.0%

Coca-Cola Co. (The)	779,764	33,030,803

Food & Staples Retailing 0.6%

SYSCO Corp.	506,643	18,973,780

Food Products 2.1%

ConAgra Foods, Inc.	284,887	8,455,446

Kraft Foods Group, Inc.	797,487	47,809,346

Unilever PLC	379,861	17,233,993

Total		73,498,785

Household Products 3.4%

Kimberly-Clark Corp.	224,837	25,006,371

Procter & Gamble Co. (The)	1,200,126	94,317,903

Total		119,324,274

Tobacco 7.1%

Altria Group, Inc.	2,670,605	112,005,174

Imperial Tobacco Group PLC	377,837	17,006,373

Lorillard, Inc.	1,260,379	76,845,308

Philip Morris International, Inc.	503,762	42,472,174

Total		248,329,029

Total Consumer Staples		493,156,671

Energy 13.9%
Oil, Gas & Consumable Fuels 13.9%

BP PLC, ADR	1,317,323	69,488,788

Chevron Corp.	1,001,677	130,768,932

ConocoPhillips	1,049,964	90,013,414

Occidental Petroleum Corp.	856,640	87,916,963

Royal Dutch Shell PLC, Class A	1,030,165	42,638,740

Common Stocks (continued)
Issuer	Shares	Value ($)
Spectra Energy Corp.	642,378	27,288,218

Total SA	495,865	35,836,991

Total		483,952,046

Total Energy		483,952,046

Financials 4.7%
Banks 3.1%

Bank of Montreal	487,494	35,874,683

JPMorgan Chase & Co.	1,261,917	72,711,658

Total		108,586,341

Capital Markets 1.6%

BlackRock, Inc.	131,918	42,160,993

New Mountain Finance Corp.	836,434	12,429,409

Total		54,590,402

Total Financials		163,176,743

Health Care 16.8%
Pharmaceuticals 16.8%

AbbVie, Inc.	1,017,620	57,434,473

Bristol-Myers Squibb Co.	377,135	18,294,819

Eli Lilly & Co.	743,318	46,212,080

Johnson & Johnson	1,473,276	154,134,135

Merck & Co., Inc.	2,061,365	119,249,965

Novartis AG, ADR	225,881	20,449,007

Pfizer, Inc.	3,726,546	110,603,885

Roche Holding AG, Genusschein Shares	145,177	43,300,988

Sanofi	163,890	17,410,087

Total		587,089,439

Total Health Care		587,089,439

Industrials 5.9%
Aerospace & Defense 2.6%

BAE Systems PLC	2,400,608	17,785,264

Lockheed Martin Corp.	444,614	71,462,808

Total		89,248,072

Commercial Services & Supplies 0.9%

RR Donnelley & Sons Co.	1,328,454	22,530,580

West Corp.	408,096	10,936,973

Total		33,467,553

Electrical Equipment 1.0%

Eaton Corp. PLC	464,756	35,869,868

Industrial Conglomerates 1.4%

General Electric Co.	1,816,621	47,740,800

Total Industrials		206,326,293

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.1%
Communications Equipment 3.0%

Cisco Systems, Inc.	4,259,064	105,837,740

IT Services 0.4%

Paychex, Inc.	305,910	12,713,620

Semiconductors & Semiconductor Equipment 4.4%

Analog Devices, Inc.	239,957	12,974,475

Intel Corp.	3,054,890	94,396,101

Microchip Technology, Inc.	942,215	45,989,514

Total		153,360,090

Software 3.2%

Microsoft Corp.	2,660,337	110,936,053

Technology Hardware, Storage & Peripherals 1.1%

Apple, Inc.	304,136	28,263,358

Seagate Technology PLC	170,168	9,668,946

Total		37,932,304

Total Information Technology		420,779,807

Materials 2.4%
Chemicals 0.9%

LyondellBasell Industries NV, Class A	309,250	30,198,263

Containers & Packaging 1.5%

Packaging Corp. of America	744,841	53,248,683

Total Materials		83,446,946

Telecommunication Services 7.0%
Diversified Telecommunication Services 6.5%

AT&T, Inc.	1,456,951	51,517,787

BCE, Inc.	575,557	26,107,265

BCE, Inc.	372,799	16,909,678

CenturyLink, Inc.	1,216,943	44,053,337

Telstra Corp., Ltd.	4,426,038	21,744,092

Verizon Communications, Inc.	1,366,447	66,860,252

Total		227,192,411

Wireless Telecommunication Services 0.5%

Vodafone Group PLC, ADR	485,763	16,219,627

Total Telecommunication Services		243,412,038

Utilities 7.2%
Electric Utilities 3.5%

American Electric Power Co., Inc.	279,671	15,597,252

Duke Energy Corp.	691,452	51,298,824

PPL Corp.	512,428	18,206,567

Terna Rete Elettrica Nazionale SpA	4,540,931	23,951,343

Common Stocks (continued)
Issuer	Shares	Value ($)
Xcel Energy, Inc.	443,336	14,288,719

Total		123,342,705

Multi-Utilities 3.7%

Ameren Corp.	429,546	17,559,840

National Grid PLC	2,062,189	29,645,531

PG&E Corp.	681,599	32,730,384

Public Service Enterprise Group, Inc.	319,735	13,041,991

SCANA Corp.	163,968	8,823,118

Sempra Energy	239,044	25,030,297

Total		126,831,161

Total Utilities		250,173,866

Total Common Stocks
(Cost: $2,647,638,486)		3,126,052,881

Equity-Linked Notes 8.7%
Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG(a) (linked to common stock of Delta Air Lines Inc.)
09/12/14	6.800%	264,600	10,311,197
(linked to common stock of Pioneer Natural Resources Co.)
08/22/14	8.790%	79,080	17,222,991
(linked to common stock of United Continental Holdings, Inc.)
09/12/14	12.630%	233,760	9,815,115

Goldman Sachs Group, Inc. (The)(a) (linked to common stock of Bank of America Corp.)
08/18/14	4.500%	2,142,700	32,790,788
(linked to common stock of Comcast Corp.)
07/23/14	4.000%	331,000	17,639,417
(linked to common stock of Devon Energy Corp.)
09/18/14	4.000%	208,550	16,340,547
(linked to common stock of Dow Chemical Co. (The))
07/23/14	7.300%	669,000	34,176,019
(linked to common stock of Suncor Energy, Inc.)
08/22/14	4.000%	265,700	11,059,077
(linked to common stock of Walgreen Co.)
10/22/14	10.250%	190,120	14,082,409

JPMorgan Chase Bank NA(a) (linked to common stock of Gilead Sciences, Inc.)
08/19/14	11.150%	212,300	17,635,761
(linked to common stock of JPMorgan Chase & Co.)
08/19/14	5.420%	159,500	16,774,615

Wells Fargo Bank NA (linked to common stock of Apple, Inc.)(a)
07/18/14	6.270%	184,615	104,499,475

Total Equity-Linked Notes (Cost: $285,376,227)			302,347,411

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	48,004,157	48,004,157

Total Money Market Funds
(Cost: $48,004,157)		48,004,157

Total Investments
(Cost: $2,981,018,870)		3,476,404,449

Other Assets & Liabilities, Net		4,497,725

Net Assets		3,480,902,174

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $302,347,411 or 8.69% of net assets.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	79,377,224	961,788,721	(993,161,788)	48,004,157	31,899	48,004,157

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	148,135,865	46,403,167	—	194,539,032

Consumer Staples	458,916,305	34,240,366	—	493,156,671

Energy	405,476,315	78,475,731	—	483,952,046

Financials	163,176,743	—	—	163,176,743

Health Care	526,378,364	60,711,075	—	587,089,439

Industrials	188,541,029	17,785,264	—	206,326,293

Information Technology	420,779,807	—	—	420,779,807

Materials	83,446,946	—	—	83,446,946

Telecommunication Services	221,667,946	21,744,092	—	243,412,038

Utilities	196,576,992	53,596,874	—	250,173,866

Total Equity Securities	2,813,096,312	312,956,569	—	3,126,052,881

Other

Equity-Linked Notes	—	302,347,411	—	302,347,411

Total Other	—	302,347,411	—	302,347,411

Mutual Funds

Money Market Funds	48,004,157	—	—	48,004,157

Total Mutual Funds	48,004,157	—	—	48,004,157

Total	2,861,100,469	615,303,980	—	3,476,404,449

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,933,014,713)	$3,428,400,292

Affiliated issuers (identified cost $48,004,157)	48,004,157

Total investments (identified cost $2,981,018,870)	3,476,404,449

Cash	494,075

Receivable for:

Investments sold	34,770,798

Capital shares sold	2,430,246

Dividends	8,083,721

Reclaims	648,849

Trustees’ deferred compensation plan	32,521

Total assets	3,522,864,659

Liabilities

Payable for:

Investments purchased	35,278,946

Capital shares purchased	4,080,236

Investment management fees	1,643,970

Distribution and/or service fees	141,776

Transfer agent fees	176,168

Administration fees	149,298

Compensation of board members	203,117

Other expenses	256,453

Trustees’ deferred compensation plan	32,521

Total liabilities	41,962,485

Net assets applicable to outstanding capital stock	$3,480,902,174

Represented by

Trust capital	$3,480,902,174

Total — representing net assets applicable to outstanding capital stock	$3,480,902,174

Class 1

Net assets	$2,181,394,170

Shares outstanding	111,314,497

Net asset value per share	$19.60

Class 2

Net assets	$39,325,239

Shares outstanding	2,029,358

Net asset value per share	$19.38

Class 3

Net assets	$1,260,182,765

Shares outstanding	64,678,516

Net asset value per share	$19.48

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$73,637,248

Dividends — affiliated issuers	31,899

Interest	52,191

Foreign taxes withheld	(2,018,944)

Total income	71,702,394

Expenses:

Investment management fees	9,382,633

Distribution and/or service fees

Class 2	44,420

Class 3	766,650

Transfer agent fees

Class 1	624,541

Class 2	10,661

Class 3	367,979

Administration fees	854,767

Compensation of board members	36,622

Custodian fees	24,902

Printing and postage fees	128,502

Professional fees	25,702

Other	33,343

Total expenses	12,300,722

Net investment income	59,401,672

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	310,980,372

Foreign currency translations	4,206

Net realized gain	310,984,578

Net change in unrealized appreciation (depreciation) on:

Investments	(120,866,660)

Foreign currency translations	18,837

Net change in unrealized appreciation (depreciation)	(120,847,823)

Net realized and unrealized gain	190,136,755

Net increase in net assets resulting from operations	$249,538,427

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$59,401,672	$86,364,035

Net realized gain	310,984,578	338,222,186

Net change in unrealized appreciation (depreciation)	(120,847,823)	340,384,337

Net increase in net assets resulting from operations	249,538,427	764,970,558

Increase (decrease) in net assets from capital stock activity	(263,535,820)	(227,186,026)

Total increase (decrease) in net assets	(13,997,393)	537,784,532

Net assets at beginning of period	3,494,899,567	2,957,115,035

Net assets at end of period	$3,480,902,174	$3,494,899,567

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	7,032,238	129,230,947	12,347,641	205,828,073

Redemptions	(16,789,896)	(300,089,822)	(17,272,816)	(283,943,884)

Net decrease	(9,757,658)	(170,858,875)	(4,925,175)	(78,115,811)

Class 2 shares

Subscriptions	245,198	4,477,645	747,495	12,101,791

Redemptions	(92,307)	(1,705,099)	(199,168)	(3,245,751)

Net increase	152,891	2,772,546	548,327	8,856,040

Class 3 shares

Subscriptions	42,708	775,487	80,740	1,354,141

Redemptions	(5,233,804)	(96,224,978)	(9,759,144)	(159,280,396)

Net decrease	(5,191,096)	(95,449,491)	(9,678,404)	(157,926,255)

Total net decrease	(14,795,863)	(263,535,820)	(14,055,252)	(227,186,026)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.16		$14.32	$12.55	$13.19	$12.05

Income from investment operations:

Net investment income	0.33		0.45	0.40	0.23	0.13

Net realized and unrealized gain (loss)	1.11		3.39	1.37	(0.87)	1.01

Total from investment operations	1.44		3.84	1.77	(0.64)	1.14

Net asset value, end of period	$19.60		$18.16	$14.32	$12.55	$13.19

Total return	7.93%		26.81%	14.10%	(4.85%)	9.46%

Ratios to average net assets(b)

Total gross expenses	0.69	%(c)	0.70%	0.69%	0.74%	0.78	%(c)

Total net expenses(d)	0.69	%(c)	0.70%	0.69%	0.74%	0.78	%(c)

Net investment income	3.59	%(c)	2.71%	2.89%	1.74%	1.68	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,181,394		$2,198,787	$1,803,841	$1,737,503	$1,554,975

Portfolio turnover	51%		71%	64%	41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.98		$14.21	$12.48	$13.15	$12.05

Income from investment operations:

Net investment income	0.31		0.40	0.37	0.22	0.11

Net realized and unrealized gain (loss)	1.09		3.37	1.36	(0.89)	0.99

Total from investment operations	1.40		3.77	1.73	(0.67)	1.10

Net asset value, end of period	$19.38		$17.98	$14.21	$12.48	$13.15

Total return	7.79%		26.53%	13.86%	(5.09%)	9.13%

Ratios to average net assets(b)

Total gross expenses	0.94	%(c)	0.95%	0.94%	0.97%	1.03	%(c)

Total net expenses(d)	0.94	%(c)	0.95%	0.94%	0.97%	1.03	%(c)

Net investment income	3.38	%(c)	2.46%	2.69%	1.71%	1.37	%(c)

Supplemental data

Net assets, end of period (in thousands)	$39,325		$33,741	$18,873	$15,653	$1,191

Portfolio turnover	51%		71%	64%	41%	26%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$18.07		$14.26	$12.51	$13.17	$11.27	$8.84

Income from investment operations:

Net investment income	0.32		0.42	0.38	0.20	0.17	0.20

Net realized and unrealized gain (loss)	1.09		3.39	1.37	(0.86)	1.73	2.23

Total from investment operations	1.41		3.81	1.75	(0.66)	1.90	2.43

Net asset value, end of period	$19.48		$18.07	$14.26	$12.51	$13.17	$11.27

Total return	7.80%		26.72%	13.99%	(5.01%)	16.83%	27.46%

Ratios to average net assets(a)

Total gross expenses	0.81	%(b)	0.82%	0.82%	0.86%	0.90%	0.76%

Total net expenses(c)	0.81	%(b)	0.82%	0.82%	0.86%	0.90%	0.76%

Net investment income	3.49	%(b)	2.58%	2.74%	1.57%	1.42%	2.14%

Supplemental data

Net assets, end of period (in thousands)	$1,260,183		$1,262,372	$1,134,402	$1,222,104	$1,572,800	$3,857,317

Portfolio turnover	51%		71%	64%	41%	26%	49%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2014	17

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their

18	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $3,272.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Semiannual Report 2014	19

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.77%	0.77%
Class 2	1.02	1.02
Class 3	0.895	0.895

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,704,059,915 and $1,876,928,596, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 97.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements

20	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	21

Columbia Variable Portfolio – Dividend Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Dividend Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

22	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014	23

Columbia Variable Portfolio – Dividend Opportunity Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

24	Semiannual Report 2014

Columbia Variable Portfolio – Dividend Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6469 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – High Yield Bond Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – High Yield Bond Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — High Yield Bond Fund (the Fund) Class 3 shares returned 5.04% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) U.S. High Yield Cash-Pay Constrained Index, which returned 5.55% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.03	10.47	12.97	8.76
Class 2*	05/03/10	4.78	10.12	12.67	8.52
Class 3	05/01/96	5.04	10.35	12.85	8.70
BofAML U.S. High Yield Cash-Pay Constrained Index		5.55	11.70	13.75	8.81

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The BofAML U.S. High Yield Cash-Pay Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Corporate Bonds & Notes	93.4
Limited Partnerships	0.0	(a)
Money Market Funds	1.8
Senior Loans	4.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2014)
BBB rating	0.9
BB rating	39.0
B rating	41.4
CCC rating	16.9
Not rated	1.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P, and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral.

Portfolio Management

Jennifer Ponce de Leon

Brian Lavin, CFA

Semiannual Report 2014	3

Columbia Variable Portfolio – High Yield Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,050.30	1,021.22	3.66	3.61	0.72
Class 2	1,000.00	1,000.00	1,047.80	1,019.98	4.93	4.86	0.97
Class 3	1,000.00	1,000.00	1,050.40	1,020.58	4.32	4.26	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 92.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
ADS Tactical, Inc.
Senior Secured(a)
04/01/18	11.000%	1,702,000	1,608,390

Bombardier, Inc.(a)
Senior Unsecured
04/15/19	4.750%	1,005,000	1,022,588
03/15/20	7.750%	702,000	793,365
10/15/22	6.000%	1,005,000	1,030,125
01/15/23	6.125%	634,000	651,435

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,932,000	2,043,090

Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,846,800

TransDigm, Inc.
10/15/20	5.500%	126,000	128,066
07/15/21	7.500%	805,000	891,538

TransDigm, Inc.(a)
07/15/22	6.000%	266,000	273,315
07/15/24	6.500%	1,926,000	2,005,447

Total			12,294,159

Automotive 2.4%
Allison Transmission, Inc.(a)
05/15/19	7.125%	1,574,000	1,684,180

American Axle & Manufacturing, Inc.
02/15/19	5.125%	865,000	908,250
03/15/21	6.250%	1,047,000	1,125,525

Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	1,123,000	1,219,859
06/15/21	8.250%	896,000	1,012,480

Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	1,890,000	2,036,475

General Motors Co.
Senior Unsecured(a)
10/02/23	4.875%	2,005,000	2,110,262

Jaguar Land Rover Automotive PLC(a)
12/15/18	4.125%	968,000	997,040
02/01/23	5.625%	544,000	578,000

Schaeffler Finance BV
Senior Secured(a)
05/15/21	4.750%	1,052,000	1,083,560

Schaeffler Holding Finance BV
Senior Secured PIK(a)
08/15/18	6.875%	855,000	900,956

Titan International, Inc.
Senior Secured
10/01/20	6.875%	497,000	504,455

Total			14,161,042

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.0%
Ally Financial, Inc.
03/15/20	8.000%	6,223,000	7,560,945

Popular, Inc.
Senior Unsecured(b)
07/01/19	7.000%	312,000	316,680

Royal Bank of Scotland Group PLC
Subordinated Notes
05/28/24	5.125%	1,040,000	1,056,015

Royal Bank of Scotland PLC (The)
Subordinated Notes(c)
03/16/22	9.500%	390,000	457,275

Synovus Financial Corp.
Senior Unsecured
02/15/19	7.875%	2,456,000	2,812,120

Total			12,203,035

Brokerage/Asset Managers/Exchanges 0.8%
E*TRADE Financial Corp.
Senior Unsecured
11/15/19	6.375%	1,559,000	1,687,618

Nuveen Investments, Inc.
Senior Unsecured(a)
10/15/20	9.500%	2,392,000	2,834,520

Total			4,522,138

Building Materials 1.6%
Allegion US Holding Co., Inc.(a)
10/01/21	5.750%	1,070,000	1,126,175

American Builders & Contractors Supply Co., Inc.
Senior Unsecured(a)
04/15/21	5.625%	1,821,000	1,884,735

Gibraltar Industries, Inc.
02/01/21	6.250%	470,000	488,800

HD Supply, Inc.
07/15/20	7.500%	2,145,000	2,343,412
07/15/20	11.500%	860,000	1,034,150

Interface, Inc.
12/01/18	7.625%	504,000	529,200

Nortek, Inc.
04/15/21	8.500%	1,545,000	1,707,225

USG Corp.(a)
11/01/21	5.875%	437,000	464,313

Total			9,578,010

Cable and Satellite 4.2%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	905,000	927,625
04/30/21	6.500%	1,972,000	2,100,180
01/31/22	6.625%	300,000	322,500
09/30/22	5.250%	1,069,000	1,085,035

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	888,000	1,055,610

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,204,000	2,435,420

Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(a)
09/15/20	6.375%	2,156,000	2,290,750

Cogeco Cable, Inc.(a)
05/01/20	4.875%	428,000	433,350

DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,195,812
06/01/21	6.750%	3,183,000	3,628,620
07/15/22	5.875%	239,000	259,315

DigitalGlobe, Inc.
02/01/21	5.250%	1,215,000	1,202,850

Mediacom Broadband LLC/Corp.(a)
04/15/21	5.500%	212,000	214,650

Numericable Group SA(a)
Senior Secured
05/15/19	4.875%	995,000	1,021,119
05/15/22	6.000%	2,468,000	2,566,720

Quebecor Media, Inc.
Senior Unsecured
01/15/23	5.750%	1,444,000	1,483,710

Unitymedia Hessen GmbH & Co. KG NRW
Senior Secured(a)
01/15/23	5.500%	920,000	952,200

Videotron Ltd.
07/15/22	5.000%	1,002,000	1,029,555

Videotron Ltd.(a)
06/15/24	5.375%	720,000	738,000

Virgin Media Secured Finance PLC
Senior Secured(a)
04/15/21	5.375%	173,000	181,650

Total			25,124,671

Chemicals 2.1%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	1,535,000	1,675,453

Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	609,683

Huntsman International LLC
11/15/20	4.875%	703,000	727,605
03/15/21	8.625%	175,000	193,375

INEOS Group Holdings SA(a)
02/15/19	5.875%	1,477,000	1,513,925

JM Huber Corp.
Senior Unsecured(a)
11/01/19	9.875%	1,650,000	1,878,937

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.
Secured(a)
05/01/18	8.750%	5,209,000	5,651,765

Total			12,250,743

Construction Machinery 2.5%
Ashtead Capital, Inc.
Secured(a)
07/15/22	6.500%	708,000	769,950

CNH Industrial Capital LLC
04/15/18	3.625%	1,200,000	1,225,500

CNH Industrial Capital LLC(a)
07/15/19	3.375%	196,000	194,530

Case New Holland Industrial, Inc.
12/01/17	7.875%	4,976,000	5,797,040

Columbus McKinnon Corp.
02/01/19	7.875%	674,000	719,495

H&E Equipment Services, Inc.
09/01/22	7.000%	227,000	250,835

United Rentals North America, Inc.
05/15/20	7.375%	851,000	940,355
04/15/22	7.625%	916,000	1,028,210
06/15/23	6.125%	1,287,000	1,380,307
11/15/24	5.750%	1,141,000	1,185,214
Senior Unsecured
02/01/21	8.250%	1,025,000	1,140,313

Total			14,631,749

Consumer Cyclical Services 1.4%
ADT Corp. (The)
Senior Unsecured
07/15/22	3.500%	1,113,000	1,012,830

APX Group, Inc.
12/01/20	8.750%	2,042,000	2,072,630
Senior Secured
12/01/19	6.375%	2,973,000	3,084,487

Carlson Travel Holdings, Inc.
Senior Unsecured PIK(a)(b)
08/15/19	7.500%	729,000	743,580

Monitronics International, Inc.
04/01/20	9.125%	1,395,000	1,489,163

Total			8,402,690

Consumer Products 1.1%
Serta Simmons Holdings LLC Senior Unsecured(a)
10/01/20	8.125%	1,981,000	2,144,433

Spectrum Brands, Inc.
03/15/20	6.750%	1,532,000	1,643,070
11/15/20	6.375%	1,397,000	1,501,775
11/15/22	6.625%	722,000	781,565

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.
12/15/20	6.875%	458,000	501,510

Total			6,572,353

Diversified Manufacturing 1.5%
Amsted Industries, Inc.(a)
03/15/22	5.000%	1,215,000	1,215,000

Entegris, Inc.(a)
04/01/22	6.000%	1,258,000	1,295,740

Gardner Denver, Inc. Senior Unsecured(a)
08/15/21	6.875%	2,618,000	2,748,900

Gates Global LLC/Co. Senior Unsecured(a)
07/15/22	6.000%	801,000	801,000

Hamilton Sundstrand Corp. Senior Unsecured(a)
12/15/20	7.750%	2,666,000	2,852,620

Total			8,913,260

Electric 1.2%
AES Corp. (The) Senior Unsecured
06/01/20	8.000%	1,290,000	1,551,225
07/01/21	7.375%	706,000	826,020

Calpine Corp. Senior Secured(a)
01/15/22	6.000%	1,902,000	2,051,783

NRG Energy, Inc.(a)
07/15/22	6.250%	2,661,000	2,814,007

Total			7,243,035

Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	1,186,000	1,223,063
06/01/21	5.125%	535,000	546,703

Total			1,769,766

Finance Companies 4.2%
AerCap Ireland Capital Ltd./Global Aviation Trust(a)
05/15/21	4.500%	4,506,000	4,584,855

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	802,000	830,070

CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	954,000	1,024,358
05/15/20	5.375%	1,332,000	1,429,818

CIT Group, Inc.(a)
Senior Secured
04/01/18	6.625%	2,400,000	2,688,000
Senior Unsecured
02/15/19	5.500%	651,000	706,335

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	2,420,000	2,867,700
05/15/19	6.250%	607,000	679,840
12/15/20	8.250%	1,230,000	1,519,050
04/15/21	4.625%	1,153,000	1,190,472

Provident Funding Associates LP/Finance Corp. Senior Unsecured(a)
02/15/19	10.125%	353,000	383,005

Provident Funding Associates LP/PFG Finance Corp.(a)
06/15/21	6.750%	2,020,000	2,045,250

Springleaf Finance Corp.
12/15/17	6.900%	953,000	1,057,830
06/01/20	6.000%	721,000	746,235
10/01/21	7.750%	1,016,000	1,143,000
10/01/23	8.250%	715,000	815,100

iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	1,383,000	1,383,000

Total			25,093,918

Food and Beverage 1.1%
Aramark Services, Inc.
03/15/20	5.750%	1,201,000	1,270,057

B&G Foods, Inc.
06/01/21	4.625%	2,242,000	2,247,605

Darling Ingredients, Inc.(a)
01/15/22	5.375%	996,000	1,033,350

Diamond Foods, Inc.(a)
03/15/19	7.000%	381,000	399,098

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	675,000	690,188

Post Holdings, Inc.(a)
12/15/22	6.000%	953,000	972,060

Total			6,612,358

Gaming 3.4%
GLP Capital LP/Financing II Inc.(a)
11/01/20	4.875%	452,000	465,560

MGM Resorts International
03/01/18	11.375%	2,059,000	2,676,700
10/01/20	6.750%	185,000	206,506
12/15/21	6.625%	1,853,000	2,061,462

Penn National Gaming, Inc. Senior Unsecured(a)
11/01/21	5.875%	765,000	724,838

Pinnacle Entertainment, Inc.
08/01/21	6.375%	2,143,000	2,260,865

Seminole Tribe of Florida, Inc.(a)
Senior Secured
10/01/20	6.535%	3,265,000	3,640,475
Senior Unsecured
10/01/20	7.804%	705,000	776,424

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seneca Gaming Corp.(a)
12/01/18	8.250%	1,745,000	1,854,062

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a)
06/01/21	6.375%	1,185,000	1,161,300

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	5,259,000	2,997,630

Wynn Macau Ltd. Senior Unsecured(a)
10/15/21	5.250%	1,094,000	1,124,085

Total			19,949,907

Health Care 7.7%
Acadia Healthcare Co., Inc.(a)(b)
07/01/22	5.125%	396,000	396,990

Amsurg Corp.
11/30/20	5.625%	719,000	726,190

Biomet, Inc.
08/01/20	6.500%	308,000	331,870

CHS/Community Health Systems, Inc.(a)
02/01/22	6.875%	3,402,000	3,606,120
Senior Secured
08/01/21	5.125%	427,000	437,675

Catamaran Corp.
03/15/21	4.750%	422,000	426,220

ConvaTec Finance International SA Senior Unsecured PIK(a)
01/15/19	8.250%	970,000	991,825

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	3,147,000	3,406,627

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,031,000	3,239,381
07/15/24	5.125%	1,730,000	1,740,812

Emdeon, Inc.
12/31/19	11.000%	1,775,000	2,041,250

Envision Healthcare Corp.(a)
07/01/22	5.125%	914,000	921,998

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	554,000	603,860
01/31/22	5.875%	1,121,000	1,238,705

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	246,000	277,980

HCA, Inc.
02/15/22	7.500%	3,233,000	3,730,074
05/01/23	5.875%	552,000	577,530
Senior Secured
03/15/19	3.750%	1,361,000	1,372,909
02/15/20	6.500%	4,390,000	4,938,750

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	1,002,000	1,052,100

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	858,000	972,758

LifePoint Hospitals, Inc.(a)
12/01/21	5.500%	1,628,000	1,709,400

MPH Acquisition Holdings LLC(a)
04/01/22	6.625%	1,565,000	1,639,337

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	1,356,000	1,498,380

Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	886,000	961,310
04/01/21	4.500%	2,075,000	2,087,969
Senior Unsecured
04/01/22	8.125%	3,570,000	4,132,275

Tenet Healthcare Corp.(a)
Senior Unsecured
03/01/19	5.000%	491,000	497,751

Total			45,558,046

Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	710,000	720,650

Home Construction 1.1%
KB Home
05/15/19	4.750%	333,000	335,498

Meritage Homes Corp.
03/01/18	4.500%	994,000	1,021,335
04/15/20	7.150%	410,000	457,150
04/01/22	7.000%	928,000	1,021,960

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,140,000	1,242,600

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	1,043,000	1,139,477
04/15/20	7.750%	326,000	356,155
04/15/21	5.250%	724,000	734,860
03/01/24	5.625%	278,000	275,220

Total			6,584,255

Independent Energy 11.8%
Antero Resources Corp.(a)
12/01/22	5.125%	1,094,000	1,124,085

Athlon Holdings LP/Finance Corp.(a)
04/15/21	7.375%	2,517,000	2,743,530
05/01/22	6.000%	1,178,000	1,219,230

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,557,000	1,640,689

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.
08/15/20	6.625%	4,129,000	4,758,672
02/15/21	6.125%	3,500,000	3,920,000
03/15/23	5.750%	1,158,000	1,286,770

Cimarex Energy Co.
06/01/24	4.375%	489,000	498,169

Comstock Resources, Inc.
06/15/20	9.500%	2,707,000	3,085,980

Concho Resources, Inc.
01/15/21	7.000%	1,582,000	1,736,245
01/15/22	6.500%	1,515,000	1,670,287
04/01/23	5.500%	1,278,000	1,373,850

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	523,000	589,683

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	1,564,000	1,798,600

EXCO Resources, Inc.
04/15/22	8.500%	1,237,000	1,335,960

Halcon Resources Corp.
07/15/20	9.750%	1,064,000	1,161,090
05/15/21	8.875%	1,250,000	1,343,750

Hilcorp Energy I LP/Finance Co. Senior Unsecured(a)(b)
12/01/24	5.000%	809,000	809,000

Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,596,000	1,767,570
01/15/21	5.500%	1,933,000	2,015,152
02/01/22	5.500%	4,022,000	4,172,825

Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,568,892
01/15/22	5.625%	1,454,000	1,503,072
05/01/22	7.375%	1,117,000	1,248,247

MEG Energy Corp.(a)
03/31/24	7.000%	561,000	618,503

Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,456,020
11/01/21	6.500%	2,238,000	2,405,850
01/15/23	6.875%	1,476,000	1,608,840

Oasis Petroleum, Inc.(a)
03/15/22	6.875%	1,140,000	1,242,600

Parsley Energy LLC/Finance Corp. Senior Unsecured(a)
02/15/22	7.500%	2,673,000	2,853,427

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,522,000	1,708,445

RKI Exploration & Production LLC/Finance Corp.(a)
08/01/21	8.500%	513,000	556,605

Range Resources Corp.
03/15/23	5.000%	3,207,000	3,415,455

Rice Energy, Inc.(a)
05/01/22	6.250%	1,174,000	1,203,350

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rose Rock Midstream LP/Finance Corp.(a)(b)
07/15/22	5.625%	475,000	480,938

SM Energy Co. Senior Unsecured
11/15/21	6.500%	889,000	962,343

SandRidge Energy, Inc.
10/15/22	8.125%	819,000	901,924
02/15/23	7.500%	275,000	298,375

Whiting Petroleum Corp.
10/01/18	6.500%	106,000	110,505
03/15/21	5.750%	1,636,000	1,791,420

Total			69,985,948

Leisure 1.6%
AMC Entertainment, Inc.
12/01/20	9.750%	1,388,000	1,582,320
02/15/22	5.875%	774,000	804,960

Activision Blizzard, Inc.(a)
09/15/21	5.625%	4,228,999	4,556,747
09/15/23	6.125%	138,000	151,800

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,170,000	1,205,100

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
06/01/24	5.375%	619,000	626,737

United Artists Theatre Circuit, Inc.(d)(e) 1995-A Pass-Through Certificates
07/01/15	9.300%	440,891	440,891
07/01/15	9.300%	144,070	144,070

Total			9,512,625

Lodging 0.9%
Hilton Worldwide Finance/Corp.(a)
10/15/21	5.625%	2,886,000	3,066,375

Playa Resorts Holding BV Senior Unsecured(a)
08/15/20	8.000%	2,200,000	2,370,171

Total			5,436,546

Media and Entertainment 7.2%
AMC Networks, Inc.
07/15/21	7.750%	3,609,000	4,037,569
12/15/22	4.750%	519,000	519,000

CBS Outdoor Americas Capital LLC/Corp.(a)
02/15/22	5.250%	300,000	308,250
02/15/24	5.625%	300,000	309,750

Clear Channel Communications, Inc. PIK
02/01/21	14.000%	2,292,000	2,360,760

Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	3,477,000	3,720,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,997,000	3,233,014
Senior Unsecured
11/15/22	6.500%	1,218,000	1,300,215
11/15/22	6.500%	1,948,000	2,098,970

Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,839,600
Senior Secured
06/15/19	6.500%	571,000	636,665

Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,879,000
Senior Unsecured
04/01/21	7.500%	1,225,000	1,341,375

Intelsat Luxembourg SA
06/01/21	7.750%	201,000	212,809
06/01/23	8.125%	2,110,000	2,281,437

Lamar Media Corp.(a)
01/15/24	5.375%	571,000	590,985

MDC Partners, Inc.(a)
04/01/20	6.750%	2,274,000	2,399,070

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	846,000	877,725

Nielsen Finance LLC/Co.
10/01/20	4.500%	3,026,000	3,048,695

Nielsen Finance LLC/Co.(a)(b)
04/15/22	5.000%	942,000	949,065

Univision Communications, Inc.(a)
05/15/21	8.500%	1,376,000	1,525,640
Senior Secured
11/01/20	7.875%	2,400,000	2,646,000
05/15/23	5.125%	1,423,000	1,506,601

Total			42,622,585

Metals 1.5%
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	1,727,000	1,869,478

ArcelorMittal(c)
Senior Unsecured
02/25/22	6.750%	2,079,000	2,325,881

Arch Coal, Inc. Secured(a)
01/15/19	8.000%	852,000	843,480

CONSOL Energy, Inc.(a)
04/15/22	5.875%	837,000	876,758

Calcipar SA Senior Secured(a)
05/01/18	6.875%	369,000	389,295

Constellium NV(a)
05/15/24	5.750%	503,000	528,150

FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	1,789,000	1,945,537

Peabody Energy Corp.
11/15/18	6.000%	162,000	168,885

Total			8,947,464

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 4.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	2,415,000	2,544,806
03/15/24	4.875%	1,126,000	1,189,337

El Paso LLC
09/15/20	6.500%	4,416,000	4,870,027

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	4,744,000	5,170,960
05/15/22	5.500%	1,460,000	1,480,075

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,547,000	1,695,899
02/15/23	5.500%	2,451,000	2,610,315
07/15/23	4.500%	935,000	953,700

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	2,902,000	3,163,180
03/01/22	5.875%	548,000	595,265

Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	1,125,000	1,189,687

Sabine Pass Liquefaction LLC(a)
Senior Secured
04/15/23	5.625%	449,000	468,083
05/15/24	5.750%	1,598,000	1,665,915

Total			27,597,249

Oil Field Services —%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	266,000	283,623

Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	832,000	891,280
02/01/22	5.875%	1,034,000	1,083,115

Total			1,974,395

Other Industry 0.1%
Hillman Group, Inc. (The) Senior Unsecured(a)
07/15/22	6.375%	280,000	280,000

TRI Pointe Homes, Inc. Senior Unsecured(a)
06/15/19	4.375%	596,000	597,490

Total			877,490

Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,439,000	2,628,023

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 2.3%
BOE Merger Corp. Senior Unsecured PIK(a)
11/01/17	9.500%	470,000	495,263

Berry Plastics Corp. Secured
05/15/22	5.500%	690,000	693,881

Beverage Packaging Holdings (Luxembourg) II SA(a)
12/15/16	5.625%	465,000	476,625
06/15/17	6.000%	277,000	283,925

Plastipak Holdings, Inc. Senior Unsecured(a)
10/01/21	6.500%	2,848,000	3,004,640

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	2,925,000	3,085,875

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,080,000	1,143,450
08/15/19	9.875%	484,000	536,030

Reynolds Group Issuer, Inc./LLC(c)
02/15/21	8.250%	1,574,000	1,711,725

Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(a)
05/01/22	6.375%	2,092,000	2,118,150

Total			13,549,564

Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,584,000	1,623,600

Pharmaceuticals 1.7%
Grifols Worldwide Operations Ltd. Senior Unsecured(a)
04/01/22	5.250%	1,468,000	1,523,050

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	622,000	679,535

Valeant Pharmaceuticals International, Inc.(a)
08/15/18	6.750%	1,298,000	1,398,595
10/15/20	6.375%	3,223,000	3,424,437
07/15/21	7.500%	1,855,000	2,054,413
12/01/21	5.625%	1,042,000	1,070,655

Total			10,150,685

Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured(a)
12/15/20	7.875%	523,000	552,419

HUB International Ltd. Senior Unsecured(a)
10/01/21	7.875%	3,034,000	3,250,172

Total			3,802,591

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.6%
Florida East Coast Holdings Corp.(a)
05/01/20	9.750%	1,399,000	1,477,694
Senior Secured
05/01/19	6.750%	1,717,000	1,813,581

Total			3,291,275

Retailers 1.3%
AutoNation, Inc.
02/01/20	5.500%	125,000	137,813

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,181,000	1,288,766

Group 1 Automotive, Inc.(a)
06/01/22	5.000%	630,000	630,000

Jo-Ann Stores, Inc.
Senior Unsecured(a)
03/15/19	8.125%	152,000	155,800

Michaels Stores, Inc.(a)
12/15/20	5.875%	513,000	524,543

Quiksilver Inc./QS Wholesale Inc.
08/01/20	10.000%	365,000	366,825

Rite Aid Corp.
03/15/20	9.250%	1,471,000	1,676,940
06/15/21	6.750%	485,000	525,012
Senior Unsecured
02/15/27	7.700%	602,000	672,735

Springs Industries, Inc.
Senior Secured
06/01/21	6.250%	1,514,000	1,544,280

Total			7,522,714

Technology 5.3%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	1,509,000	1,576,905
04/01/20	6.375%	1,221,000	1,282,050

Ancestry.com, Inc.
Senior Unsecured PIK(a)
10/15/18	9.625%	1,281,000	1,322,632

Audatex North America, Inc.(a)
06/15/21	6.000%	636,000	678,930
11/01/23	6.125%	636,000	678,930

Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,299,500

Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	683,000	700,075
04/01/23	5.375%	2,799,000	2,861,977

First Data Corp.
01/15/21	12.625%	3,105,000	3,823,031
06/15/21	10.625%	152,000	177,080
08/15/21	11.750%	751,000	890,874

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
Secured
01/15/21	8.250%	2,190,000	2,398,050
Senior Secured
06/15/19	7.375%	1,733,000	1,858,642
08/15/20	8.875%	549,000	607,331
11/01/20	6.750%	1,334,000	1,447,390

Goodman Networks, Inc.
Senior Secured
07/01/18	12.125%	265,000	290,838

Goodman Networks, Inc.(a)(c)
Senior Secured
07/01/18	12.375%	815,000	894,463

Iron Mountain, Inc.
08/15/23	6.000%	938,000	1,014,213

NCR Corp.(a)
12/15/21	5.875%	458,000	485,480
12/15/23	6.375%	1,164,000	1,262,940

NXP BV/Funding LLC(a)
02/15/21	5.750%	1,143,000	1,201,579
03/15/23	5.750%	560,000	588,700

Nuance Communications, Inc.(a)
08/15/20	5.375%	2,196,000	2,272,860

VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,126,206

Total			31,740,676

Transportation Services 0.4%
Hertz Corp. (The)
10/15/20	5.875%	865,000	903,925
01/15/21	7.375%	234,000	253,890
10/15/22	6.250%	1,115,000	1,180,506

Total			2,338,321

Wireless 6.6%
Altice SA
Senior Secured(a)
05/15/22	7.750%	1,757,000	1,875,597

Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	1,938,000	2,003,407
01/15/23	5.250%	1,825,000	1,902,562

SBA Communications Corp. Senior Unsecured(a)(b)
07/15/22	4.875%	467,000	461,163

SBA Telecommunications, Inc.
07/15/20	5.750%	3,057,000	3,240,420

Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	565,000	659,638
08/15/20	7.000%	729,000	806,456
11/15/21	11.500%	1,496,000	2,019,600

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
11/15/18	9.000%	5,812,000	7,047,050
03/01/20	7.000%	1,463,000	1,682,450

Sprint Corp.(a)
09/15/21	7.250%	688,000	758,520
09/15/23	7.875%	1,627,000	1,810,037
06/15/24	7.125%	802,000	850,120

T-Mobile USA, Inc.
04/28/20	6.542%	519,000	560,520
04/28/21	6.633%	1,543,000	1,670,298
01/15/22	6.125%	695,000	737,569
04/28/22	6.731%	841,000	907,229
04/01/23	6.625%	1,511,000	1,639,435
04/28/23	6.836%	492,000	535,665
01/15/24	6.500%	695,000	742,781

Wind Acquisition Finance SA(a)
04/23/21	7.375%	2,108,000	2,250,290
Senior Secured
04/30/20	6.500%	3,102,000	3,361,792

Wind Acquisition Finance SA(a)(b)
Senior Secured
07/15/20	4.750%	1,569,000	1,580,768

Total			39,103,367

Wirelines 3.8%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	665,000	701,575
06/15/21	6.450%	1,351,000	1,465,835
12/01/23	6.750%	724,000	790,970

Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	2,824,000	3,205,240
07/01/21	9.250%	231,000	276,623
04/15/22	8.750%	931,000	1,079,960
04/15/24	7.625%	1,081,000	1,163,426

Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	1,908,000	2,117,880

Level 3 Financing, Inc.
04/01/19	9.375%	552,000	605,820
07/01/19	8.125%	1,035,000	1,129,444
06/01/20	7.000%	1,610,000	1,756,912

Level 3 Financing, Inc.(a)
01/15/21	6.125%	875,000	937,344

Telecom Italia Capital SA
06/18/19	7.175%	778,000	899,562

Telecom Italia SpA
Senior Unsecured(a)
05/30/24	5.303%	1,784,000	1,787,283

Windstream Corp.
09/01/18	8.125%	355,000	372,750
10/15/20	7.750%	758,000	821,483
10/01/21	7.750%	755,000	824,837

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,419,000	1,642,492
Senior Secured
01/01/20	8.125%	818,000	891,620

Total			22,471,056

Total Corporate Bonds & Notes
(Cost: $514,729,450)			547,645,582

Senior Loans 4.8%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(c)(f)
02/28/19	6.500%	1,698,627	1,712,879

Chemicals 0.5%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.
Tranche B Term Loan(c)(f)
02/01/20	4.000%	786,060	785,604

PQ Corp.
Term Loan(c)(f)
08/07/17	4.000%	2,264,515	2,270,176

Total			3,055,780

Diversified Manufacturing 0.4%
Gardner Denver, Inc.
Term Loan(c)(f)
07/30/20	4.250%	842,396	841,706

Gates Global, Inc.
Term Loan(c)(f)
06/04/21	4.250%	1,668,000	1,662,012

Total			2,503,718

Health Care 1.5%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(f)
03/20/20	8.500%	2,269,000	2,269,000

CHS/Community Health Systems, Inc. Tranche D Term Loan(c)(f)
01/27/21	4.250%	572,125	575,180

U.S. Renal Care, Inc.(c)(f)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	2,282,313	2,288,726
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,577,310
2nd Lien Tranche B-1 Term Loan
07/03/20	8.500%	628,657	635,729

United Surgical Partners International, Inc.
Tranche B Term Loan(c)(f)
04/03/19	4.750%	1,550,493	1,558,246

Total			8,904,191

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lodging 0.2%
Four Seasons Holdings, Inc.
2nd Lien Term Loan(c)(f)
12/28/20	6.250%	414,000	420,210

Playa Resorts Holdings
Term Loan(c)(f)
08/09/19	4.000%	566,718	568,134

Total			988,344

Metals 0.4%
Arch Coal, Inc.
Term Loan(c)(f)
05/16/18	6.250%	2,131,723	2,093,096

Other Industry 0.1%
Interline Brands, Inc.
1st Lien Term Loan(c)(f)
03/17/21	4.000%	568,575	566,682

Property & Casualty 0.6%
Asurion LLC/Corp.
2nd Lien Term Loan(c)(f)
03/03/21	8.500%	2,673,000	2,770,564

Asurion LLC
Tranche B-1 Term Loan(c)(f)
05/24/19	5.000%	673,523	677,315

Total			3,447,879

Retailers 0.2%
Rite Aid Corp.
2nd Lien Tranche 1 Term Loan(c)(f)
08/21/20	5.750%	1,194,000	1,219,002

Technology 0.6%
Applied Systems, Inc.(c)(f)
1st Lien Term Loan
01/25/21	4.250%	171,140	171,540
2nd Lien Term Loan
01/24/22	7.500%	202,000	205,636

Avago Technologies Ltd.
Term Loan(c)(f)
05/06/21	3.750%	1,736,000	1,740,809

Blue Coat Systems, Inc.
2nd Lien Term Loan(c)(f)
06/26/20	9.500%	1,661,000	1,681,763

Total			3,799,748

Total Senior Loans
(Cost: $27,920,242)			28,291,319

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Limited Partnerships —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%

Varde Fund V LP(d)(e)	5,000,000	13,705

Total Financials		13,705

Total Limited Partnerships		13,705
(Cost: $—)

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(g)(h)	10,545,418	10,545,418

Total Money Market Funds
(Cost: $10,545,418)		10,545,418

Total Investments
(Cost: $553,195,110)		586,496,024

Other Assets & Liabilities, Net		7,822,386

Net Assets		594,318,410

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, cash totaling $80,600 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)

US 10YR NOTE	(62)	USD	(7,760,657)	09/2014	30,349	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $221,013,975 or 37.19% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.

(c)	Variable rate security.

(d)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $598,666, which represents 0.10% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	04/08/2002 - 04/09/2002	437,421

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	12/11/2001 - 08/28/2002	138,666

Varde Fund V LP	04/27/2000 - 06/19/2000	—	*

*	The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $598,666, which represents 0.10% of net assets.

(f)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,278,029	86,688,884	(90,421,495)	10,545,418	6,143	10,545,418

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Leisure	—	8,927,664	584,961	9,512,625

All Other Industries	—	538,132,957	—	538,132,957

Total Bonds	—	547,060,621	584,961	547,645,582

Other

Senior Loans

Health Care	—	7,326,881	1,577,310	8,904,191

Lodging	—	—	988,344	988,344

All Other Industries	—	18,398,784	—	18,398,784

Limited Partnerships	—	—	13,705	13,705

Total Other	—	25,725,665	2,579,359	28,305,024

Mutual Funds

Money Market Funds	10,545,418	—	—	10,545,418

Total Mutual Funds	10,545,418	—	—	10,545,418

Investments in Securities	10,545,418	572,786,286	3,164,320	586,496,024

Derivatives

Assets

Futures Contracts	30,349	—	—	30,349

Total	10,575,767	572,786,286	3,164,320	586,526,373

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Limited Partnerships ($)	Total ($)
Balance as of December 31, 2013	762,882	5,500,777	14,050	6,277,709

Accrued discounts/premiums	8,492	3,655	—	12,147

Realized gain (loss)	—	62,197	—	62,197

Change in unrealized appreciation (depreciation)(a)	(8,492)	(69,192)	(345)	(78,029)

Sales	(177,921)	(2,201,910)	—	(2,379,831)

Purchases	—	—	—	—

Transfers into Level 3	—	2,157,694	—	2,157,694

Transfers out of Level 3	—	(2,887,567)	—	(2,887,567)

Balance as of June 30, 2014	584,961	2,565,654	13,705	3,164,320

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $(23,418) which is comprised of Corporate Bonds & Notes of $(8,492), Senior Loans of $(14,581) and Limited Partnership of $(345).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Variable Portfolio – High Yield Bond Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $542,649,692)	$575,950,606

Affiliated issuers (identified cost $10,545,418)	10,545,418

Total investments (identified cost $553,195,110)	586,496,024

Cash	339,078

Margin deposits	80,600

Receivable for:

Investments sold	9,876,241

Capital shares sold	15,081

Dividends	856

Interest	8,928,852

Reclaims	11,583

Expense reimbursement due from Investment Manager	13,089

Total assets	605,761,404

Liabilities

Payable for:

Investments purchased	4,677,063

Investments purchased on a delayed delivery basis	5,718,481

Capital shares purchased	434,046

Variation margin	4,844

Investment management fees	293,138

Distribution and/or service fees	66,363

Transfer agent fees	30,297

Administration fees	34,946

Compensation of board members	43,959

Other expenses	139,857

Total liabilities	11,442,994

Net assets applicable to outstanding capital stock	$594,318,410

Represented by

Paid-in capital	$591,977,991

Undistributed net investment income	48,612,509

Accumulated net realized loss	(79,603,353)

Unrealized appreciation (depreciation) on:

Investments	33,300,914

Futures contracts	30,349

Total — representing net assets applicable to outstanding capital stock	$594,318,410

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

Class 1

Net assets	$35,406

Shares outstanding	4,713

Net asset value per share	$7.51

Class 2

Net assets	$31,404,876

Shares outstanding	4,212,602

Net asset value per share	$7.45

Class 3

Net assets	$562,878,128

Shares outstanding	75,079,774

Net asset value per share	$7.50

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Variable Portfolio – High Yield Bond Fund

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$6,143

Interest	18,563,936

Total income	18,570,079

Expenses:

Investment management fees	1,711,678

Distribution and/or service fees

Class 2	33,766

Class 3	351,687

Transfer agent fees

Class 1	3

Class 2	8,104

Class 3	168,804

Administration fees	204,053

Compensation of board members	10,875

Custodian fees	11,938

Printing and postage fees	56,108

Professional fees	18,914

Other	6,362

Total expenses	2,582,292

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(73,494)

Total net expenses	2,508,798

Net investment income	16,061,281

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	5,339,875

Futures contracts	(139,372)

Net realized gain	5,200,503

Net change in unrealized appreciation (depreciation) on:

Investments	7,661,976

Futures contracts	(137,424)

Net change in unrealized appreciation (depreciation)	7,524,552

Net realized and unrealized gain	12,725,055

Net increase in net assets resulting from operations	$28,786,336

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$16,061,281	$35,998,947

Net realized gain	5,200,503	15,642,880

Net change in unrealized appreciation (depreciation)	7,524,552	(14,903,486)

Net increase in net assets resulting from operations	28,786,336	36,738,341

Distributions to shareholders

Net investment income

Class 1	—	(461)

Class 2	—	(1,420,253)

Class 3	—	(38,993,928)

Total distributions to shareholders	—	(40,414,642)

Increase (decrease) in net assets from capital stock activity	(28,565,850)	(41,814,327)

Total increase (decrease) in net assets	220,486	(45,490,628)

Net assets at beginning of period	594,097,924	639,588,552

Net assets at end of period	$594,318,410	$594,097,924

Undistributed net investment income	$48,612,509	$32,551,228

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Variable Portfolio – High Yield Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	3,730	27,984	—	—

Distributions reinvested	—	—	66	461

Net increase	3,730	27,984	66	461

Class 2 shares

Subscriptions	950,425	6,969,137	1,446,674	10,467,423

Distributions reinvested	—	—	205,239	1,420,253

Redemptions	(251,333)	(1,814,085)	(433,781)	(3,112,403)

Net increase	699,092	5,155,052	1,218,132	8,775,273

Class 3 shares

Subscriptions	403,237	2,953,943	1,099,613	7,853,981

Distributions reinvested	—	—	5,610,637	38,993,928

Redemptions	(5,006,879)	(36,702,829)	(13,467,596)	(97,437,970)

Net decrease	(4,603,642)	(33,748,886)	(6,757,346)	(50,590,061)

Total net decrease	(3,900,820)	(28,565,850)	(5,539,148)	(41,814,327)

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$7.15		$7.22	$6.74	$6.94	$7.09

Income from investment operations:

Net investment income	0.20		0.43	0.46	0.49	0.34

Net realized and unrealized gain (loss)	0.16		0.00 (b)	0.56	(0.10)	0.16

Total from investment operations	0.36		0.43	1.02	0.39	0.50

Less distributions to shareholders:

Net investment income	—		(0.50)	(0.54)	(0.59)	(0.65)

Total distributions to shareholders	—		(0.50)	(0.54)	(0.59)	(0.65)

Net asset value, end of period	$7.51		$7.15	$7.22	$6.74	$6.94

Total return	5.03%		6.19%	15.87%	5.82%	7.98%

Ratios to average net assets(c)

Total gross expenses	0.77	%(d)	0.76%	0.75%	0.73%	0.75	%(d)

Total net expenses(e)	0.72	%(d)	0.72%	0.74%	0.73%	0.75	%(d)

Net investment income	5.65	%(d)	5.94%	6.55%	7.23%	7.70	%(d)

Supplemental data

Net assets, end of period (in thousands)	$35		$7	$7	$6	$5

Portfolio turnover	33%		63%	75%	76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Variable Portfolio – High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$7.11		$7.18	$6.71	$6.93	$7.09

Income from investment operations:

Net investment income	0.19		0.41	0.44	0.47	0.30

Net realized and unrealized gain (loss)	0.15		0.01	0.56	(0.10)	0.18

Total from investment operations	0.34		0.42	1.00	0.37	0.48

Less distributions to shareholders:

Net investment income	—		(0.49)	(0.53)	(0.59)	(0.64)

Total distributions to shareholders	—		(0.49)	(0.53)	(0.59)	(0.64)

Net asset value, end of period	$7.45		$7.11	$7.18	$6.71	$6.93

Total return	4.78%		5.98%	15.62%	5.46%	7.79%

Ratios to average net assets(b)

Total gross expenses	1.00	%(c)	1.01%	1.00%	1.01%	1.05	%(c)

Total net expenses(d)	0.97	%(c)	0.97%	0.98%	1.01%	1.05	%(c)

Net investment income	5.33	%(c)	5.70%	6.29%	6.98%	6.83	%(c)

Supplemental data

Net assets, end of period (in thousands)	$31,405		$24,968	$16,469	$6,894	$2,132

Portfolio turnover	33%		63%	75%	76%	88%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$7.14		$7.21	$6.73	$6.93	$6.71	$4.84

Income from investment operations:

Net investment income	0.20		0.42	0.45	0.49	0.52	0.55

Net realized and unrealized gain (loss)	0.16		0.00 (a)	0.56	(0.11)	0.34	1.94

Total from investment operations	0.36		0.42	1.01	0.38	0.86	2.49

Less distributions to shareholders:

Net investment income	—		(0.49)	(0.53)	(0.58)	(0.64)	(0.62)

Total distributions to shareholders	—		(0.49)	(0.53)	(0.58)	(0.64)	(0.62)

Net asset value, end of period	$7.50		$7.14	$7.21	$6.73	$6.93	$6.71

Total return	5.04%		6.07%	15.74%	5.68%	13.96%	53.86%

Ratios to average net assets(b)

Total gross expenses	0.87%	(c)	0.89%	0.87%	0.88%	0.88%	0.86%

Total net expenses(d)	0.85%	(c)	0.85%	0.86%	0.88%	0.88%	0.86%

Net investment income	5.45%	(c)	5.81%	6.43%	7.08%	7.65%	9.43%

Supplemental data

Net assets, end of period (in thousands)	$562,878		$569,123	$623,113	$596,351	$677,780	$727,045

Portfolio turnover	33%		63%	75%	76%	88%	102%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued at the average of the bids received, as provided by pricing services.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may

26	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a

Semiannual Report 2014	27

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	30,349	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(139,372)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(137,424)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Short	7,708,829

*	Based on ending quarterly outstanding amounts for the six months ended June 30, 2014.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

28	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014	29

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.58% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $1,071.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment

Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.72%	0.72%
Class 2	0.97	0.97
Class 3	0.845	0.845

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

30	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $553,195,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,906,000
Unrealized depreciation	(2,605,000)
Net unrealized appreciation	$33,301,000

The following capital loss carryforwards, determined as of December 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	15,274,092
2017	72,257,550
Total	87,531,642

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $192,024,194 and $205,219,278, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Significant Risks

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014	31

Columbia Variable Portfolio – High Yield Bond Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — High Yield Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of

Semiannual Report 2014	33

Columbia Variable Portfolio – High Yield Bond Fund

Approval of Investment Management Services Agreement (continued)

analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

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Semiannual Report 2014	35

Columbia Variable Portfolio – High Yield Bond Fund

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36	Semiannual Report 2014

Columbia Variable Portfolio – High Yield Bond Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	37

Columbia Variable Portfolio – High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6671 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Income Opportunities Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Income Opportunities Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Income Opportunities Fund (the Fund) Class 3 shares returned 4.91% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) U.S. High Yield Cash Pay BB-B Rated Constrained Index, which returned 5.54% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.05	10.24	11.82	8.20
Class 2*	05/03/10	4.95	10.14	11.60	8.01
Class 3	06/01/04	4.91	10.07	11.70	8.14
BofAML U.S. High Yield Cash Pay BB-B Rated Constrained Index		5.54	11.32	12.50	8.19

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The BofAML U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	0.0	(a)
Convertible Bonds	0.0	(a)
Corporate Bonds & Notes	89.9
Money Market Funds	5.9
Preferred Stocks	0.0	(a)
Senior Loans	4.2
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2014)
BBB rating	1.1
BB rating	44.0
B rating	46.7
CCC rating	5.8
D rating	0.0	(a)
Not rated	2.4
Total	100.0

(a)	Rounds to zero.

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody's, S&P, and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral.

Portfolio Management

Brian Lavin, CFA

Semiannual Report 2014	3

Columbia Variable Portfolio – Income Opportunities Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,050.50	1,021.27	3.61	3.56	0.71
Class 2	1,000.00	1,000.00	1,049.50	1,020.63	4.27	4.21	0.84
Class 3	1,000.00	1,000.00	1,049.10	1,020.63	4.27	4.21	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 89.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.7%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	3,398,000	3,211,110

Bombardier, Inc.(a) Senior Unsecured
04/15/19	4.750%	1,346,000	1,369,555
03/15/20	7.750%	1,189,000	1,343,748
10/15/22	6.000%	1,550,000	1,588,750
01/15/23	6.125%	3,366,000	3,458,565

Oshkosh Corp.
03/01/20	8.500%	5,154,000	5,566,320

TransDigm, Inc.
10/15/20	5.500%	369,000	375,052

TransDigm, Inc.(a)
07/15/22	6.000%	3,125,000	3,210,937

Total			20,124,037

Airlines 0.1%
Allegiant Travel Co.
07/15/19	5.500%	1,024,000	1,040,640

Automotive 2.0%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	1,691,000	1,775,550
03/15/21	6.250%	2,000,000	2,150,000

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	2,506,000	2,722,142
06/15/21	8.250%	2,803,000	3,167,390

Collins & Aikman Products Co.(a)(b)(c)(d)
08/15/12	12.875%	620,000	62

General Motors Co. Senior Unsecured(a)
10/02/23	4.875%	4,400,000	4,631,000

Jaguar Land Rover Automotive PLC(a)
12/15/18	4.125%	1,890,000	1,946,700

Lear Corp. Escrow Bond(b)(d)(e)
12/01/16	8.750%	595,000	—

Schaeffler Finance BV Senior Secured(a)
02/15/17	7.750%	2,165,000	2,441,038

Schaeffler Holding Finance BV Senior Secured PIK(a)
08/15/18	6.875%	4,147,000	4,369,901

Titan International, Inc. Senior Secured
10/01/20	6.875%	983,000	997,745

Total			24,201,528

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.5%
Ally Financial, Inc.
03/15/20	8.000%	13,670,000	16,609,050
09/15/20	7.500%	3,588,000	4,323,540

Popular, Inc. Senior Unsecured(f)
07/01/19	7.000%	629,000	638,435

Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	2,080,000	2,112,030

Royal Bank of Scotland PLC (The) Subordinated Notes(g)
03/16/22	9.500%	700,000	820,750

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	5,187,000	5,939,115

Total			30,442,920

Brokerage/Asset Managers/Exchanges 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	3,319,000	3,592,818

Building Materials 1.3%
Allegion US Holding Co., Inc.(a)
10/01/21	5.750%	2,125,000	2,236,562

American Builders & Contractors Supply Co., Inc. Senior Unsecured(a)
04/15/21	5.625%	4,022,000	4,162,770

Building Materials Corp. of America(a) Senior Secured
02/15/20	7.000%	440,000	466,400
Senior Unsecured
05/01/21	6.750%	3,568,000	3,844,520

Gibraltar Industries, Inc.
02/01/21	6.250%	892,000	927,680

Interface, Inc.
12/01/18	7.625%	2,006,000	2,106,300

Nortek, Inc.
04/15/21	8.500%	877,000	969,085

USG Corp.(a)
11/01/21	5.875%	863,000	916,938

Total			15,630,255

Cable and Satellite 3.5%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	1,417,000	1,509,105
09/30/22	5.250%	1,587,000	1,610,805

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,920,000	6,541,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
09/15/20	6.375%	2,927,000	3,109,937

DISH DBS Corp.
06/01/21	6.750%	8,286,000	9,446,040
07/15/22	5.875%	4,040,000	4,383,400

DigitalGlobe, Inc.
02/01/21	5.250%	2,578,000	2,552,220

Mediacom Broadband LLC/Corp.(a)
04/15/21	5.500%	416,000	421,200

Numericable Group SA(a) Senior Secured
05/15/19	4.875%	2,663,000	2,732,904
05/15/22	6.000%	4,922,000	5,118,880
05/15/24	6.250%	414,000	432,113

Quebecor Media, Inc.(a)(b)(d)
01/15/49	9.750%	1,855,000	74,571

Videotron Ltd.
07/15/22	5.000%	1,672,000	1,717,980

Videotron Ltd.(a)
06/15/24	5.375%	2,323,000	2,381,075

Total			42,031,830

Chemicals 2.4%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	2,915,000	3,181,722

Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,397,970

Huntsman International LLC
11/15/20	4.875%	1,318,000	1,364,130

INEOS Group Holdings SA(a)
02/15/19	5.875%	2,916,000	2,988,900

JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	3,775,000	4,298,781

NOVA Chemicals Corp. Senior Unsecured(a)
08/01/23	5.250%	2,613,000	2,854,703

PQ Corp. Secured(a)
05/01/18	8.750%	10,221,000	11,089,785

Rockwood Specialties Group, Inc.
10/15/20	4.625%	1,535,000	1,592,563

Total			28,768,554

Construction Machinery 2.8%
Ashtead Capital, Inc. Secured(a)
07/15/22	6.500%	2,069,000	2,250,037

CNH Industrial Capital LLC
04/15/18	3.625%	410,000	418,713

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Industrial Capital LLC(a)
07/15/19	3.375%	2,404,000	2,385,970

Case New Holland Industrial, Inc.
12/01/17	7.875%	13,141,000	15,309,265

Columbus McKinnon Corp.
02/01/19	7.875%	1,288,000	1,374,940

H&E Equipment Services, Inc.
09/01/22	7.000%	1,923,000	2,124,915

United Rentals North America, Inc.
05/15/20	7.375%	223,000	246,415
04/15/22	7.625%	2,936,000	3,295,660
06/15/23	6.125%	2,394,000	2,567,565
11/15/24	5.750%	2,123,000	2,205,266
Secured
07/15/18	5.750%	1,148,000	1,214,010

Total			33,392,756

Consumer Cyclical Services 1.4%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	3,267,000	2,972,970

APX Group, Inc. Senior Secured
12/01/19	6.375%	12,514,000	12,983,275

Carlson Travel Holdings, Inc. Senior Unsecured PIK(a)(f)
08/15/19	7.500%	1,469,000	1,498,380

Total			17,454,625

Consumer Products 0.9%
Revlon Consumer Products Corp.
02/15/21	5.750%	3,712,000	3,814,080

Spectrum Brands, Inc.
03/15/20	6.750%	1,066,000	1,143,285
11/15/20	6.375%	2,660,000	2,859,500
11/15/22	6.625%	899,000	973,168

Tempur Sealy International, Inc.
12/15/20	6.875%	1,538,000	1,684,110

Total			10,474,143

Diversified Manufacturing 0.6%
Actuant Corp.
06/15/22	5.625%	2,112,000	2,217,600

Amsted Industries, Inc.(a)
03/15/22	5.000%	2,396,000	2,396,000

Entegris, Inc.(a)
04/01/22	6.000%	1,004,000	1,034,120

Gates Global LLC/Co. Senior Unsecured(a)
07/15/22	6.000%	1,613,000	1,613,000

Total			7,260,720

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	4,219,000	4,936,230

Calpine Corp. Senior Secured(a)
01/15/22	6.000%	4,252,000	4,586,845

Ipalco Enterprises, Inc. Senior Secured(a)
04/01/16	7.250%	2,015,000	2,193,831

NRG Energy, Inc.(a)
07/15/22	6.250%	6,548,000	6,924,510

Total			18,641,416

Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	1,961,000	2,022,281

Finance Companies 4.6%
AerCap Aviation Solutions BV
05/30/17	6.375%	3,746,000	4,129,965

AerCap Ireland Capital Ltd./Global Aviation Trust(a)
05/15/21	4.500%	3,491,000	3,552,093

Air Lease Corp. Senior Unsecured
03/01/20	4.750%	2,786,000	3,008,880

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	1,597,000	1,652,895

CIT Group, Inc.(a) Senior Secured
04/01/18	6.625%	4,785,000	5,359,200
Senior Unsecured
02/15/19	5.500%	6,380,000	6,922,300

International Lease Finance Corp. Senior Unsecured
04/01/19	5.875%	509,000	559,900
12/15/20	8.250%	10,831,000	13,376,285
01/15/22	8.625%	2,381,000	2,988,155

Provident Funding Associates LP/Finance Corp. Senior Unsecured(a)
02/15/19	10.125%	688,000	746,480

Provident Funding Associates LP/PFG Finance Corp.(a)
06/15/21	6.750%	4,045,000	4,095,562

Springleaf Finance Corp.
12/15/17	6.900%	923,000	1,024,530
06/01/20	6.000%	1,923,000	1,990,305
10/01/21	7.750%	1,950,000	2,193,750
10/01/23	8.250%	1,352,000	1,541,280

iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	2,777,000	2,777,000

Total			55,918,580

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Aramark Services, Inc.
03/15/20	5.750%	2,709,000	2,864,767

B&G Foods, Inc.
06/01/21	4.625%	1,705,000	1,709,263

Constellation Brands, Inc. Senior Unsecured
05/01/21	3.750%	1,526,000	1,516,463

Darling Ingredients, Inc.(a)
01/15/22	5.375%	3,431,000	3,559,662

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	518,000	529,655

Post Holdings, Inc.(a)
12/15/22	6.000%	1,912,000	1,950,240

Total			12,130,050

Gaming 4.1%
MCE Finance Ltd.(a)
02/15/21	5.000%	4,996,000	5,045,960

MGM Resorts International
10/01/20	6.750%	1,044,000	1,165,365
12/15/21	6.625%	5,374,000	5,978,575

Penn National Gaming, Inc. Senior Unsecured(a)
11/01/21	5.875%	1,497,000	1,418,407

Pinnacle Entertainment, Inc.
08/01/21	6.375%	4,476,000	4,722,180

Seminole Tribe of Florida, Inc.(a) Senior Secured
10/01/20	6.535%	5,645,000	6,294,175
Senior Unsecured
10/01/20	7.804%	1,515,000	1,668,485

Seneca Gaming Corp.(a)
12/01/18	8.250%	2,480,000	2,635,000

Studio City Finance Ltd.(a)
12/01/20	8.500%	5,451,000	6,045,159

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a)
06/01/21	6.375%	2,942,000	2,883,160

Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	4,284,000	2,441,880

Wynn Macau Ltd. Senior Unsecured(a)
10/15/21	5.250%	9,014,000	9,261,885

Total			49,560,231

Health Care 6.4%
Acadia Healthcare Co., Inc.(a)(f)
07/01/22	5.125%	807,000	809,018

Amsurg Corp.
11/30/20	5.625%	1,343,000	1,356,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Biomet, Inc.
08/01/20	6.500%	685,000	738,088

CHS/Community Health Systems, Inc.(a)
02/01/22	6.875%	4,575,000	4,849,500
Senior Secured
08/01/21	5.125%	838,000	858,950

Catamaran Corp.
03/15/21	4.750%	833,000	841,330

ConvaTec Finance International SA Senior Unsecured PIK(a)
01/15/19	8.250%	1,932,000	1,975,470

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	4,611,000	4,991,407

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	5,000,000	5,343,750
07/15/24	5.125%	4,693,000	4,722,331

Envision Healthcare Corp.(a)
07/01/22	5.125%	1,845,000	1,861,144

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	289,000	315,010
01/31/22	5.875%	2,530,000	2,795,650

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	73,000	82,490

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	3,269,000	3,510,089

HCA, Inc. Senior Secured
03/15/19	3.750%	2,712,000	2,735,730
02/15/20	6.500%	9,034,000	10,163,250
05/01/23	4.750%	2,346,000	2,343,067

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	1,869,000	1,962,450

LifePoint Hospitals, Inc.(a)
12/01/21	5.500%	3,224,000	3,385,200

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	3,157,000	3,488,485

STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,362,000	1,443,720

Teleflex, Inc.(a)
06/15/24	5.250%	249,000	251,490

Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	3,969,000	4,048,380
10/01/20	6.000%	1,604,000	1,740,340
04/01/21	4.500%	844,000	849,275
Senior Unsecured
04/01/22	8.125%	6,989,000	8,089,767

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a) Senior Unsecured
03/01/19	5.000%	1,083,000	1,097,891

Total			76,649,702

Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	1,403,000	1,424,045

Home Construction 1.1%
Brookfield Residential Properties, Inc./U.S. Corp.(a)
07/01/22	6.125%	1,127,000	1,172,080

KB Home
05/15/19	4.750%	569,000	573,268

Meritage Homes Corp.
03/01/18	4.500%	1,900,000	1,952,250
04/15/20	7.150%	739,000	823,985
04/01/22	7.000%	2,046,000	2,253,157

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	2,403,000	2,619,270

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	717,000	783,323
04/15/20	7.750%	3,223,000	3,521,127
04/15/21	5.250%	138,000	140,070

Total			13,838,530

Independent Energy 11.1%
Antero Resources Corp.(a)
12/01/22	5.125%	2,189,000	2,249,198

Antero Resources Finance Corp.
11/01/21	5.375%	1,728,000	1,792,800

Athlon Holdings LP/Finance Corp.(a)
05/01/22	6.000%	6,636,000	6,868,260

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,085,000	2,197,069

Chesapeake Energy Corp.
08/15/20	6.625%	7,933,000	9,142,782
02/15/21	6.125%	5,677,000	6,358,240
03/15/23	5.750%	3,352,000	3,724,742

Cimarex Energy Co.
05/01/22	5.875%	1,571,000	1,735,955
06/01/24	4.375%	836,000	851,675

Comstock Resources, Inc.
06/15/20	9.500%	4,694,000	5,351,160

Concho Resources, Inc.
01/15/21	7.000%	1,326,000	1,455,285
01/15/22	6.500%	5,057,000	5,575,342
04/01/23	5.500%	4,140,000	4,450,500

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	645,000	727,238
Senior Secured
05/01/19	6.875%	3,680,000	3,923,800

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	2,635,000	3,030,250

EXCO Resources, Inc.
04/15/22	8.500%	2,465,000	2,662,200

Hilcorp Energy I LP/Finance Co. Senior Unsecured(a)(f)
12/01/24	5.000%	1,630,000	1,630,000

Kodiak Oil & Gas Corp.
12/01/19	8.125%	4,098,000	4,538,535
01/15/21	5.500%	4,192,000	4,370,160
02/01/22	5.500%	9,696,000	10,059,600

Laredo Petroleum, Inc.
02/15/19	9.500%	6,990,000	7,671,525
01/15/22	5.625%	3,401,000	3,515,784

MEG Energy Corp.(a)
03/31/24	7.000%	2,376,000	2,619,540

Oasis Petroleum, Inc.
02/01/19	7.250%	2,897,000	3,070,820
11/01/21	6.500%	5,906,000	6,348,950
01/15/23	6.875%	2,617,000	2,852,530

Oasis Petroleum, Inc.(a)
03/15/22	6.875%	2,345,000	2,556,050

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	4,499,000	5,050,127
05/01/23	5.250%	3,382,000	3,458,095

RKI Exploration & Production LLC/Finance Corp.(a)
08/01/21	8.500%	914,000	991,690

Rose Rock Midstream LP/ Finance Corp.(a)(f)
07/15/22	5.625%	958,000	969,975

SM Energy Co. Senior Unsecured
11/15/21	6.500%	2,022,000	2,188,815
01/01/23	6.500%	1,533,000	1,659,473
01/15/24	5.000%	2,447,000	2,434,765

SandRidge Energy, Inc.
10/15/22	8.125%	633,000	697,091
02/15/23	7.500%	544,000	590,240

Whiting Petroleum Corp.
10/01/18	6.500%	243,000	253,328
03/15/21	5.750%	3,248,000	3,556,560

Total			133,180,149

Leisure 1.2%
Activision Blizzard, Inc.(a)
09/15/21	5.625%	8,298,000	8,941,095
09/15/23	6.125%	680,000	748,000

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
06/01/24	5.375%	2,537,000	2,568,712

Speedway Motorsports, Inc.
02/01/19	6.750%	2,076,000	2,200,560

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(b)(d)
07/01/15	9.300%	11,535	11,535

Total			14,469,902

Lodging 1.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,561,000	1,675,359

Hilton Worldwide Finance/Corp.(a)
10/15/21	5.625%	5,619,000	5,970,187

Playa Resorts Holding BV Senior Unsecured(a)
08/15/20	8.000%	4,860,000	5,235,924

Total			12,881,470

Media and Entertainment 5.7%
AMC Networks, Inc.
07/15/21	7.750%	6,605,000	7,389,344
12/15/22	4.750%	3,229,000	3,229,000

CBS Outdoor Americas Capital LLC/Corp.(a)
02/15/22	5.250%	1,738,000	1,785,795
02/15/24	5.625%	588,000	607,110

Clear Channel Worldwide Holdings, Inc. Senior Unsecured
11/15/22	6.500%	2,017,000	2,153,148
11/15/22	6.500%	9,624,000	10,369,860

Gannett Co., Inc.(a)
10/15/19	5.125%	1,950,000	2,028,000

Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	3,292,000	3,670,580

Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	925,000	1,012,875

Intelsat Luxembourg SA
06/01/21	7.750%	2,609,000	2,762,279

Lamar Media Corp.
05/01/23	5.000%	1,788,000	1,799,175

Lamar Media Corp.(a)
01/15/24	5.375%	1,120,000	1,159,200

MDC Partners, Inc.(a)
04/01/20	6.750%	4,395,000	4,636,725

Netflix, Inc. Senior Unsecured(a)
03/01/24	5.750%	953,000	995,885

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	3,239,000	3,360,462

Nielsen Finance LLC/Co.
10/01/20	4.500%	3,428,000	3,453,710

Nielsen Finance LLC/Co.(a)(f)
04/15/22	5.000%	1,612,000	1,624,090

Starz LLC/Finance Corp.
09/15/19	5.000%	871,000	906,929

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a) Senior Secured
11/01/20	7.875%	6,701,000	7,387,852
09/15/22	6.750%	2,740,000	3,031,125
05/15/23	5.125%	4,544,000	4,810,960

Ziff Davis Media, Inc.(b)(c)(d)
12/15/11	13.500%	68,749	1,794

Total			68,175,898

Metals 1.9%
Alpha Natural Resources, Inc. Secured(a)
08/01/20	7.500%	1,611,000	1,558,642

ArcelorMittal Senior Unsecured
03/01/21	6.000%	5,142,000	5,566,215
02/25/22	6.750%	4,737,000	5,299,519

CONSOL Energy, Inc.
03/01/21	6.375%	172,000	182,750

CONSOL Energy, Inc.(a)
04/15/22	5.875%	1,663,000	1,741,992

Calcipar SA Senior Secured(a)
05/01/18	6.875%	5,882,000	6,205,510

Constellium NV(a)
05/15/24	5.750%	1,003,000	1,053,150

Peabody Energy Corp.
11/15/21	6.250%	434,000	432,373

Plains Exploration & Production Co.
02/15/23	6.875%	402,000	470,340

Total			22,510,491

Natural Gas 6.0%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	4,551,000	4,795,616
03/15/24	4.875%	2,348,000	2,480,075

Crestwood Midstream Partners LP/Corp.(a)
03/01/22	6.125%	1,298,000	1,366,145

El Paso LLC
09/15/20	6.500%	3,716,000	4,098,057

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	9,182,000	10,008,380
05/15/22	5.500%	2,877,000	2,916,559

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,569,000	1,720,016
02/15/23	5.500%	4,323,000	4,603,995
07/15/23	4.500%	6,141,000	6,263,820

Northwest Pipeline LLC Senior Unsecured
12/01/25	7.125%	150,000	186,876

Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	2,354,000	2,536,435
07/15/21	6.500%	6,017,000	6,558,530

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	3,218,000	3,403,035

Sabine Pass Liquefaction LLC(a) Senior Secured
05/15/24	5.750%	3,288,000	3,427,740

Sonat, Inc.
02/01/18	7.000%	2,600,000	2,888,878

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	8,686,000	8,700,158

Southern Star Central Corp.(a) Senior Unsecured
03/01/16	6.750%	6,490,000	6,490,000

Total			72,444,315

Oil Field Services 0.5%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,632,000	1,740,120

Pacific Drilling SA Senior Secured(a)
06/01/20	5.375%	4,301,000	4,214,980

Total			5,955,100

Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	1,058,000	1,088,418

Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	1,636,000	1,752,565
02/01/22	5.875%	2,834,000	2,968,615

Total			5,809,598

Other Industry 0.1%
TRI Pointe Homes, Inc. Senior Unsecured(a)
06/15/19	4.375%	1,188,000	1,190,970

Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	3,163,000	3,408,133

DuPont Fabros Technology LP
09/15/21	5.875%	1,310,000	1,368,950

Total			4,777,083

Packaging 1.2%
Plastipak Holdings, Inc. Senior Unsecured(a)
10/01/21	6.500%	4,481,000	4,727,455

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	3,465,000	3,655,575

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	3,830,000	4,169,913

Sealed Air Corp.(a)
09/15/21	8.375%	1,171,000	1,340,795

Total			13,893,738

Paper 0.1%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,515,000	1,552,875

Pharmaceuticals 1.7%
Grifols Worldwide Operations Ltd. Senior Unsecured(a)
04/01/22	5.250%	1,429,000	1,482,588

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	2,579,000	2,817,557

Valeant Pharmaceuticals International, Inc.(a)
08/15/18	6.750%	2,614,000	2,816,585
10/15/20	6.375%	6,228,000	6,617,250
07/15/21	7.500%	3,736,000	4,137,620
12/01/21	5.625%	2,075,000	2,132,062

Total			20,003,662

Property & Casualty —%
Lumbermens Mutual Casualty Co.(a)(c) Senior Subordinated Notes
12/01/97	8.450%	30,000	15

Lumbermens Mutual Casualty Co.(c) Subordinated Notes
07/01/26	9.150%	645,000	323

Total			338

Railroads 0.4%
Florida East Coast Holdings Corp. Senior Secured(a)
05/01/19	6.750%	4,198,000	4,434,138

Retailers 0.9%
AutoNation, Inc.
02/01/20	5.500%	292,000	321,930

Group 1 Automotive, Inc.(a)
06/01/22	5.000%	1,268,000	1,268,000

L Brands, Inc.
02/15/22	5.625%	2,798,000	3,028,835

Rite Aid Corp. Senior Secured
08/15/20	8.000%	2,706,000	2,976,600

Springs Industries, Inc. Senior Secured
06/01/21	6.250%	3,710,000	3,784,200

Total			11,379,565

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 5.7%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	2,604,000	2,721,180
04/01/20	6.375%	1,957,000	2,054,850

Audatex North America, Inc.(a)
06/15/21	6.000%	1,256,000	1,340,780
11/01/23	6.125%	1,255,000	1,339,713

CDW LLC/Finance Corp.
04/01/19	8.500%	438,000	474,135
Senior Secured
12/15/18	8.000%	5,492,000	5,835,250

Cardtronics, Inc.
09/01/18	8.250%	3,093,000	3,247,650

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	1,303,000	1,335,575
07/15/21	7.000%	1,770,000	1,958,062
04/01/23	5.375%	4,705,000	4,810,862

First Data Corp.(a) Secured
01/15/21	8.250%	8,593,000	9,409,335
Senior Secured
06/15/19	7.375%	7,632,000	8,185,320
08/15/20	8.875%	78,000	86,288
11/01/20	6.750%	3,630,000	3,938,550

Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	744,000	816,540

Goodman Networks, Inc.(a) Senior Secured
07/01/18	12.375%	1,584,000	1,738,440

Iron Mountain, Inc.
08/15/23	6.000%	1,865,000	2,016,531

NCR Corp.(a)
12/15/21	5.875%	897,000	950,820
12/15/23	6.375%	2,690,000	2,918,650

NXP BV/Funding LLC(a)
06/01/18	3.750%	4,336,000	4,346,840

Nuance Communications, Inc.(a)
08/15/20	5.375%	6,359,000	6,581,565

VeriSign, Inc.
05/01/23	4.625%	2,191,000	2,164,489

Total			68,271,425

Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,405,000	2,723,662

Hertz Corp. (The)
10/15/20	5.875%	1,980,000	2,069,100
01/15/21	7.375%	417,000	452,445
10/15/22	6.250%	2,417,000	2,558,999

Total			7,804,206

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 7.0%
Altice SA Senior Secured(a)
05/15/22	7.750%	3,504,000	3,740,520

Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%	4,399,000	4,547,466
01/15/23	5.250%	5,744,000	5,988,120

SBA Communications Corp. Senior Unsecured(a)(f)
07/15/22	4.875%	3,262,000	3,221,225

SBA Telecommunications, Inc.
07/15/20	5.750%	6,124,000	6,491,440

Sprint Communications, Inc.(a)
11/15/18	9.000%	10,599,000	12,851,287
03/01/20	7.000%	3,217,000	3,699,550

Sprint Corp.(a)
09/15/21	7.250%	4,800,000	5,292,000
09/15/23	7.875%	3,650,000	4,060,625
06/15/24	7.125%	1,229,000	1,302,740

T-Mobile USA, Inc.
04/28/20	6.542%	1,034,000	1,116,720
01/15/22	6.125%	2,077,000	2,204,216
04/28/22	6.731%	4,452,000	4,802,595
04/01/23	6.625%	3,346,000	3,630,410
04/28/23	6.836%	1,230,000	1,339,163
01/15/24	6.500%	2,077,000	2,219,794

Wind Acquisition Finance SA(a)
04/23/21	7.375%	2,894,000	3,089,345
Senior Secured
04/30/20	6.500%	7,206,000	7,809,503

Wind Acquisition Finance SA(a)(f) Senior Secured
07/15/20	4.750%	6,656,000	6,705,920

Total			84,112,639

Wirelines 4.6%
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	2,305,000	2,431,775
06/15/21	6.450%	8,546,000	9,272,410

EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	2,862,000	3,051,607

Frontier Communications Corp. Senior Unsecured
03/15/19	7.125%	1,100,000	1,248,500
04/15/20	8.500%	772,000	910,960
07/01/21	9.250%	6,350,000	7,604,125

Level 3 Financing, Inc.
04/01/19	9.375%	8,328,000	9,139,980
07/01/19	8.125%	1,658,000	1,809,293
06/01/20	7.000%	2,609,000	2,847,071

Level 3 Financing, Inc.(a)
01/15/21	6.125%	1,731,000	1,854,334

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)(g)
01/15/18	3.823%	884,000	899,470

Telecom Italia Capital SA
06/18/19	7.175%	2,066,000	2,388,812

Telecom Italia SpA Senior Unsecured(a)
05/30/24	5.303%	4,077,000	4,084,502

Windstream Corp.
10/15/20	7.750%	5,637,000	6,109,099
06/01/22	7.500%	1,855,000	2,019,631

Total			55,671,569

Total Corporate Bonds & Notes
(Cost: $1,012,632,037)			1,073,118,792

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes(b)(c)(d)
06/12/15	4.750%	296,350	30

Total Convertible Bonds
(Cost: $—)			30

Senior Loans 4.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive —%
BHM Technologies LLC Term Loan(b)(c)(d)(g)(h)
11/26/13	0.000%	386,034	1,042

Chemicals 0.3%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(g)(h)
02/01/20	4.000%	1,492,920	1,492,054

PQ Corp. Term Loan(g)(h)
08/07/17	4.000%	2,366,205	2,372,120

Total			3,864,174

Diversified Manufacturing 0.8%
Gardner Denver, Inc. Term Loan(g)(h)
07/30/20	4.250%	6,819,236	6,813,644

Gates Global, Inc. Term Loan(g)(h)
06/04/21	4.250%	3,352,000	3,339,966

Total			10,153,610

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Health Care 0.7%
CHS/Community Health Systems, Inc. Tranche D Term Loan(g)(h)
01/27/21	4.250%	1,124,350	1,130,354

U.S. Renal Care, Inc.(g)(h) 1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	2,261,360	2,267,715
2nd Lien Tranche B-1 Term Loan
07/03/20	8.500%	1,244,975	1,258,981

United Surgical Partners International, Inc. Tranche B Term Loan(g)(h)
04/03/19	4.750%	3,851,182	3,870,438

Total			8,527,488

Lodging 0.2%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(g)(h)
12/28/20	6.250%	809,000	821,135

Playa Resorts Holdings Term Loan(g)(h)
08/09/19	4.000%	1,130,457	1,133,284

Total			1,954,419

Metals 0.6%
Arch Coal, Inc. Term Loan(g)(h)
05/16/18	6.250%	7,791,761	7,650,574

Other Industry 0.1%
Interline Brands, Inc. 1st Lien Term Loan(g)(h)
03/17/21	4.000%	1,123,185	1,119,445

Property & Casualty 0.6%
Asurion LLC/Corp. 2nd Lien Term Loan(g)(h)
03/03/21	8.500%	5,283,000	5,475,830

Asurion LLC Tranche B-1 Term Loan(g)(h)
05/24/19	5.000%	1,330,133	1,337,621

Total			6,813,451

Retailers 0.2%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(g)(h)
08/21/20	5.750%	2,276,000	2,323,659

Technology 0.7%
Applied Systems, Inc. 1st Lien Term Loan(g)(h)
01/25/21	4.250%	337,305	338,094

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Avago Technologies Ltd. Term Loan(g)(h)
05/06/21	3.750%	3,461,000	3,470,587

Triple Point Group Holdings, Inc. 1st Lien Term Loan(g)(h)
07/10/20	5.250%	5,084,048	4,533,293

Total			8,341,974

Total Senior Loans
(Cost: $51,659,908)			50,749,836

Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%

Lear Corp.	404	36,085

Media —%

Haights Cross Communications, Inc.(b)(d)(e)(i)	27,056	—

Loral Space & Communications, Inc.(i)	6	436

Ziff Davis Holdings, Inc.(b)(d)(i)	553	6

Total		442

Total Consumer Discretionary		36,527

Industrials —%
Automobiles —%

BHM Technologies LLC(b)(d)(i)	35,922	359

Road & Rail —%

Quality Distribution, Inc.(i)	195	2,898

Total Industrials		3,257

Utilities —%
Independent Power and Renewable Electricity Producers —%

Calpine Corp. Escrow(b)(d)(e)(i)	6,049,000	—

Total Utilities		—

Total Common Stocks (Cost: $310,067)		39,784

Preferred Stocks —%
Industrials —%
Automobiles —%

BHM Technologies LLC(b)(d)(i)	430	4

Total Industrials		4

Total Preferred Stocks (Cost: $23)		4

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Warrants —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%

Lear Corp.(i)	45	7,975

Media —%

ION Media Networks, Inc.(b)(d)(i)	123	1

Total Consumer Discretionary		7,976

Total Warrants (Cost: $316,604)		7,976

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(j)(k)	69,999,430	69,999,430

Total Money Market Funds
(Cost: $69,999,430)		69,999,430

Total Investments
(Cost: $1,134,918,069)		1,193,915,852

Other Assets & Liabilities, Net		9,129,031

Net Assets		1,203,044,883

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, cash totaling $161,200 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(124)	USD	(15,521,313)	09/2014	60,697	—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $451,377,263 or 37.52% of net assets.

(b)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $89,404, which represents 0.01% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp. Subordinated Notes 06/12/15 4.750%	7/26/2005	—

BHM Technologies LLC Common Stock	7/21/2006	1,940

BHM Technologies LLC Preferred Stock	7/21/2006	23

BHM Technologies LLC Term Loan 11/26/13 0.000%	06/21/2007 - 03/31/2010	951,580

Calpine Corp. Escrow Common Stock	9/29/2011	—

Collins & Aikman Products Co. 08/15/12 12.875%	08/12/2004 - 04/12/2005	488,810

Haights Cross Communications, Inc. Common Stock	01/15/2004 - 02/03/2006	307,972

ION Media Networks, Inc. Warrant	12/19/2005 - 04/14/2009	316,604

Lear Corp. Escrow Bond 12/01/16 8.750%	11/20/2006 - 07/24/2008	—

Quebecor Media, Inc. 01/15/49 9.750%	01/17/2007 - 07/24/2008	20,008

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	01/27/2003 - 04/24/2013	11,208

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Ziff Davis Holdings, Inc. Common Stock	7/1/2008	6

Ziff Davis Media, Inc. 12/15/11 13.500%	07/01/2008 - 04/15/2011	53,372

(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2014, the value of these securities amounted to $3,266, which represents less than 0.01% of net assets.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $89,404, which represents 0.01% of net assets.

(e)	Negligible market value.

(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	Variable rate security.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,832,003	195,883,130	(146,715,703)	69,999,430	18,398	69,999,430

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Bonds

Corporate Bonds & Notes

Automotive	—	24,201,466	62		24,201,528

Cable and Satellite	—	41,957,259	74,571		42,031,830

Leisure	—	14,458,367	11,535		14,469,902

Media and Entertainment	—	68,174,104	1,794		68,175,898

All other industries	—	924,239,634	—		924,239,634

Convertible Bonds	—	—	30		30

Total Bonds	—	1,073,030,830	87,992		1,073,118,822

Equity Securities

Common Stocks

Consumer Discretionary	36,521	—	6		36,527

Industrials	2,898	—	359		3,257

Utilities	—	—	—	(a)	—	(a)

Preferred Stocks

Industrials	—	—	4		4

Warrants

Consumer Discretionary	7,975	—	1		7,976

Total Equity Securities	47,394	—	370		47,764

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Senior Loans

Automotive	—	—	1,042	1,042

Lodging	—	—	1,954,419	1,954,419

All other industries	—	48,794,375	—	48,794,375

Total Other	—	48,794,375	1,955,461	50,749,836

Mutual Funds

Money Market Funds	69,999,430	—	—	69,999,430

Total Mutual Funds	69,999,430	—	—	69,999,430

Investments in Securities	70,046,824	1,121,825,205	2,043,823	1,193,915,852

Derivatives

Assets

Futures Contracts	60,697	—	—	60,697

Total	70,107,521	1,121,825,205	2,043,823	1,193,976,549

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, utilizing single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,064,918,639)	$1,123,916,422

Affiliated issuers (identified cost $69,999,430)	69,999,430

Total investments (identified cost $1,134,918,069)	1,193,915,852

Cash	629,795

Margin deposits	161,200

Receivable for:

Investments sold	20,269,451

Capital shares sold	340,780

Dividends	4,533

Interest	16,282,737

Reclaims	12,383

Trustees’ deferred compensation plan	279

Total assets	1,231,617,010

Liabilities

Payable for:

Investments purchased	9,617,433

Investments purchased on a delayed delivery basis	17,057,867

Capital shares purchased	869,010

Variation margin	9,688

Investment management fees	580,458

Distribution and/or service fees	51,330

Transfer agent fees	61,121

Administration fees	67,491

Compensation of board members	156,385

Other expenses	101,065

Trustees’ deferred compensation plan	279

Total liabilities	28,572,127

Net assets applicable to outstanding capital stock	$1,203,044,883

Represented by

Paid-in capital	$1,111,892,090

Undistributed net investment income	29,634,974

Accumulated net realized gain	2,459,339

Unrealized appreciation (depreciation) on:

Investments	58,997,783

Futures contracts	60,697

Total — representing net assets applicable to outstanding capital stock	$1,203,044,883

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

Class 1

Net assets	$858,167,897

Shares outstanding	93,812,954

Net asset value per share	$9.15

Class 2

Net assets	$137,390,765

Shares outstanding	15,068,527

Net asset value per share	$9.12

Class 3

Net assets	$207,486,221

Shares outstanding	22,600,725

Net asset value per share	$9.18

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net Investment Income

Income:

Dividends — unaffiliated issuers	$209

Dividends — affiliated issuers	18,398

Interest	34,419,796

Total income	34,438,403

Expenses:

Investment management fees	3,338,516

Distribution and/or service fees

Class 2	172,256

Class 3	131,002

Transfer agent fees

Class 1	247,132

Class 2	41,335

Class 3	62,879

Administration fees	388,542

Compensation of board members	20,038

Custodian fees	14,223

Printing and postage fees	44,770

Professional fees	21,713

Other	8,874

Total expenses	4,491,280

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(20,016)

Fees waived by Distributor — Class 2	(87,219)

Total net expenses	4,384,045

Net investment income	30,054,358

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	9,215,125

Futures contracts	(278,745)

Net realized gain	8,936,380

Net change in unrealized appreciation (depreciation) on:

Investments	18,389,108

Futures contracts	(274,849)

Net change in unrealized appreciation (depreciation)	18,114,259

Net realized and unrealized gain	27,050,639

Net increase in net assets resulting from operations	$57,104,997

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$30,054,358	$63,843,240

Net realized gain	8,936,380	24,388,098

Net change in unrealized appreciation (depreciation)	18,114,259	(35,234,039)

Net increase in net assets resulting from operations	57,104,997	52,997,299

Distributions to shareholders

Net investment income

Class 1	—	(109,266,678)

Class 2	—	(10,047,443)

Class 3	—	(33,424,969)

Net realized gains

Class 1	—	(43,608,294)

Class 2	—	(2,858,798)

Class 3	—	(14,083,365)

Tax return of capital

Class 1	—	(25,431,057)

Class 2	—	(3,368,775)

Class 3	—	(7,549,328)

Total distributions to shareholders	—	(249,638,707)

Increase (decrease) in net assets from capital stock activity	(17,812,431)	332,179,020

Total increase in net assets	39,292,566	135,537,612

Net assets at beginning of period	1,163,752,317	1,028,214,705

Net assets at end of period	$1,203,044,883	$1,163,752,317

Undistributed (excess of distributions over) net investment income	$29,634,974	$(419,384)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Variable Portfolio – Income Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	10,107,461	90,638,121	19,550,098	170,915,192

Fund merger	—	—	4,655,588	44,708,536

Distributions reinvested	—	—	20,068,316	178,306,029

Redemptions	(9,066,980)	(81,120,732)	(23,401,279)	(202,041,308)

Net increase	1,040,481	9,517,389	20,872,723	191,888,449

Class 2 shares

Subscriptions	245,667	2,198,916	786,132	7,473,359

Fund merger	—	—	14,369,493	137,245,648

Distributions reinvested	—	—	1,947,832	16,275,016

Redemptions	(1,283,886)	(11,450,301)	(1,919,987)	(16,746,500)

Net increase (decrease)	(1,038,219)	(9,251,385)	15,183,470	144,247,523

Class 3 shares

Subscriptions	28,384	254,243	275,027	2,642,975

Distributions reinvested	—	—	6,142,479	55,057,662

Redemptions	(2,044,139)	(18,332,678)	(6,762,497)	(61,657,589)

Net decrease	(2,015,755)	(18,078,435)	(344,991)	(3,956,952)

Total net increase (decrease)	(2,013,493)	(17,812,431)	35,711,202	332,179,020

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$8.71		$10.51	$10.02	$10.69	$11.25

Income from investment operations:

Net investment income	0.23		0.52	0.64	0.70	0.51

Net realized and unrealized gain (loss)	0.21		(0.06)	0.78	(0.04)	0.23

Total from investment operations	0.44		0.46	1.42	0.66	0.74

Less distributions to shareholders:

Net investment income	—		(1.38)	(0.71)	(1.03)	(1.30)

Net realized gains	—		(0.59)	(0.22)	(0.30)	—

Tax return of capital	—		(0.29)	—	—	—

Total distributions to shareholders	—		(2.26)	(0.93)	(1.33)	(1.30)

Net asset value, end of period	$9.15		$8.71	$10.51	$10.02	$10.69

Total return	5.05%		5.09%	14.97%	6.42%	7.68%

Ratios to average net assets(b)

Total gross expenses	0.72	%(c)	0.72%	0.71%	0.72%	0.78	%(c)

Total net expenses(d)	0.71	%(c)	0.71%	0.71%	0.72%	0.78	%(c)

Net investment income	5.17	%(c)	5.59%	6.16%	6.76%	7.47	%(c)

Supplemental data

Net assets, end of period (in thousands)	$858,168		$808,379	$755,648	$983,282	$842,202

Portfolio turnover	31%		56%	68%	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Variable Portfolio – Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$8.69		$10.46	$9.98	$10.67	$11.25

Income from investment operations:

Net investment income	0.22		0.49	0.60	0.66	0.47

Net realized and unrealized gain (loss)	0.21		(0.04)	0.79	(0.03)	0.24

Total from investment operations	0.43		0.45	1.39	0.63	0.71

Less distributions to shareholders:

Net investment income	—		(1.34)	(0.69)	(1.02)	(1.29)

Net realized gains	—		(0.59)	(0.22)	(0.30)	—

Tax return of capital	—		(0.29)	—	—	—

Total distributions to shareholders	—		(2.22)	(0.91)	(1.32)	(1.29)

Net asset value, end of period	$9.12		$8.69	$10.46	$9.98	$10.67

Total return	4.95%		5.01%	14.72%	6.17%	7.44%

Ratios to average net assets(b)

Total gross expenses	0.96	%(c)	0.97%	0.96%	0.97%	1.01	%(c)

Total net expenses(d)	0.84	%(c)	0.78%	0.96%	0.96%	1.01	%(c)

Net investment income	5.05	%(c)	5.54%	5.86%	6.54%	6.87	%(c)

Supplemental data

Net assets, end of period (in thousands)	$137,391		$139,973	$9,657	$4,704	$929

Portfolio turnover	31%		56%	68%	66%	77%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$8.75		$10.53	$10.04	$10.71	$10.71	$7.99

Income from investment operations:

Net investment income	0.22		0.51	0.62	0.69	0.81	0.84

Net realized and unrealized gain (loss)	0.21		(0.06)	0.79	(0.05)	0.47	2.46

Total from investment operations	0.43		0.45	1.41	0.64	1.28	3.30

Less distributions to shareholders:

Net investment income	—		(1.35)	(0.70)	(1.01)	(1.28)	(0.58)

Net realized gains	—		(0.59)	(0.22)	(0.30)	—	—

Tax return of capital	—		(0.29)	—	—	—	—

Total distributions to shareholders	—		(2.23)	(0.92)	(1.31)	(1.28)	(0.58)

Net asset value, end of period	$9.18		$8.75	$10.53	$10.04	$10.71	$10.71

Total return	4.91%		5.02%	14.80%	6.26%	13.04%	42.41%

Ratios to average net assets(a)

Total gross expenses	0.84	%(b)	0.85%	0.84%	0.85%	0.86%	0.88%

Total net expenses(c)	0.84	%(b)	0.84%	0.83%	0.85%	0.86%	0.88%

Net investment income	5.05	%(b)	5.45%	6.01%	6.63%	7.38%	8.63%

Supplemental data

Net assets, end of period (in thousands)	$207,486		$215,401	$262,909	$236,367	$251,747	$2,003,909

Portfolio turnover	31%		56%	68%	66%	77%	70%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued at the average of the bids received, as provided by pricing services.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such

26	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon

Semiannual Report 2014	27

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	60,697	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(278,745)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(274,849)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	15,417,657

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

28	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund’s sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure

Semiannual Report 2014	29

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.57% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $1,529.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Prior to May 1, 2014, the Distributor voluntarily agreed to waive 0.19% of the distribution fee for Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.720%	0.710%
Class 2	0.970	0.960
Class 3	0.845	0.835

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program,

30	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $1,134,918,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$64,111,000
Unrealized depreciation	(5,113,000)
Net unrealized appreciation	$58,998,000

The following capital loss carryforwards, determined as of December 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	6,367,733

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $349,037,958 and $384,125,837, respectively, for the six months ended June 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 96.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio — High Income Fund, a series of Columbia Funds Variable Insurance Trust I (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $1,063,840,327 and the combined net assets immediately after the acquisition were $1,245,794,511.

The merger was accomplished by a tax-free exchange of 17,853,023 shares of the acquired fund valued at $181,954,184 (including $10,151,066 of unrealized appreciation).

Semiannual Report 2014	31

Columbia Variable Portfolio – Income Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	4,655,588
Class 2	14,369,493

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2013, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended December 31, 2013 would have been approximately $66.8 million, $26.5 million, $(34.1) million and $59.2 million, respectively.

Note 10. Significant Risks

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Income Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of

Semiannual Report 2014	33

Columbia Variable Portfolio – Income Opportunities Fund

Approval of Investment Management Services Agreement (continued)

analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

34	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

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Columbia Variable Portfolio – Income Opportunities Fund

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36	Semiannual Report 2014

Columbia Variable Portfolio – Income Opportunities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	37

Columbia Variable Portfolio – Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6545 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – International Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – International Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — International Opportunity Fund (the Fund) Class 3 shares returned -0.59% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 4.78% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	-0.53	16.00	11.62	7.09
Class 2*	05/03/10	-0.73	15.65	11.32	6.80
Class 3	01/13/92	-0.59	15.82	11.50	7.03
MSCI EAFE Index (Net)		4.78	23.57	11.77	6.93

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Bayer AG, Registered Shares (Germany)	2.8
Diageo PLC (United Kingdom)	2.7
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.6
Continental AG (Germany)	2.4
UBS AG, Registered Shares (Switzerland)	2.3
Wolseley PLC (United Kingdom)	2.3
L’Oreal SA (France)	2.3
Mazda Motor Corp. (Japan)	2.2
AIA Group Ltd. (Hong Kong)	2.2
Daikin Industries Ltd. (Japan)	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Australia	5.7
Belgium	3.7
Canada	1.8
China	2.7
France	5.9
Germany	10.1
Hong Kong	2.2
Indonesia	0.9
Ireland	1.6
Japan	24.6
Netherlands	3.1
Panama	1.4
Singapore	0.7
Spain	2.3
Sweden	3.4
Switzerland	4.8
United Kingdom	24.5
United States(a)	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

William Davies

Simon Haines, CFA

Semiannual Report 2014	3

Columbia Variable Portfolio – International Opportunity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Aerospace & Defense	4.3
Air Freight & Logistics	1.5
Airlines	1.4
Auto Components	3.3
Automobiles	2.2
Banks	8.2
Beverages	4.7
Biotechnology	1.6
Building Products	2.1
Capital Markets	6.8
Chemicals	3.2
Construction Materials	1.8
Diversified Financial Services	1.5
Diversified Telecommunication Services	1.7
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	1.6
Food Products	3.5
Gas Utilities	1.2
Health Care Equipment & Supplies	1.7
Household Durables	1.8
Insurance	6.9
IT Services	3.3
Machinery	3.1
Media	2.6
Oil, Gas & Consumable Fuels	5.8
Personal Products	2.3
Pharmaceuticals	3.8
Professional Services	1.2
Real Estate Investment Trusts (REITs)	0.8
Real Estate Management & Development	3.9
Semiconductors & Semiconductor Equipment	1.3
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	0.7
Trading Companies & Distributors	5.6
Water Utilities	0.8
Money Market Funds	0.5
Total	99.2

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	994.70	1,019.93	4.85	4.91	0.98
Class 2	1,000.00	1,000.00	992.70	1,018.70	6.08	6.16	1.23
Class 3	1,000.00	1,000.00	994.10	1,019.34	5.44	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014	5

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 5.6%
Ansell Ltd.	371,097	6,937,675

Australia and New Zealand Banking Group Ltd.	192,847	6,063,977

CSL Ltd.	101,988	6,402,093

Goodman Group	700,360	3,334,403

Total		22,738,148

Belgium 3.7%
Anheuser-Busch InBev NV	71,248	8,185,276

Umicore SA	142,381	6,615,073

Total		14,800,349

Canada 1.8%
Suncor Energy, Inc.	173,300	7,389,673

China 2.7%
ENN Energy Holdings Ltd.	656,000	4,710,548

Ping An Insurance Group Co. of China Ltd., Class H	795,000	6,154,914

Total		10,865,462

France 5.9%
Airbus Group NV	97,360	6,524,440

L’Oreal SA	52,747	9,089,703

Total SA	113,013	8,167,638

Total		23,781,781

Germany 10.0%
Bayer AG, Registered Shares	78,980	11,155,398

Brenntag AG	40,159	7,176,160

Continental AG	41,513	9,615,122

Deutsche Post AG	169,557	6,131,727

Linde AG	30,513	6,488,661

Total		40,567,068

Hong Kong 2.2%
AIA Group Ltd.	1,761,800	8,852,365

Indonesia 0.9%
PT Bank Rakyat Indonesia Persero Tbk	3,964,100	3,453,965

Ireland 1.6%
Bank of Ireland(a)	19,091,364	6,457,027

Japan 24.4%
Daikin Industries Ltd.	135,800	8,570,714

Common Stocks (continued)
Issuer	Shares	Value ($)
Dentsu, Inc.	160,800	6,548,552

Japan Exchange Group, Inc.	249,600	6,151,695

Mazda Motor Corp.	1,907,000	8,949,402

Mitsubishi Estate Co., Ltd.	234,000	5,781,090

Mitsubishi UFJ Financial Group, Inc.	1,688,000	10,362,155

Mitsui Fudosan Co., Ltd.	211,000	7,121,096

Nomura Holdings, Inc.	1,154,000	8,174,138

OSG Corp.	315,500	5,812,733

SCSK Corp.	287,100	8,091,115

Sekisui Chemical Co., Ltd.	638,000	7,396,724

Shimadzu Corp.	612,000	5,615,274

Taiheiyo Cement Corp.	1,788,000	7,209,287

Wacom Co., Ltd.	481,000	2,745,266

Total		98,529,241

Netherlands 3.0%
Aegon NV	803,316	7,011,278

ASML Holding NV	57,065	5,314,241

Total		12,325,519

Panama 1.4%
Copa Holdings SA, Class A	38,611	5,504,770

Singapore 0.7%
Global Logistic Properties Ltd.	1,257,000	2,724,222

Spain 2.2%
Amadeus IT Holding SA, Class A	123,890	5,109,635

Inditex SA	25,652	3,948,083

Total		9,057,718

Sweden 3.4%
Nordea Bank AB	492,414	6,949,681

SKF AB B Shares	267,861	6,835,285

Total		13,784,966

Switzerland 4.8%
Nestlé SA, Registered Shares	75,140	5,821,062

Novartis AG, Registered Shares	46,403	4,201,805

UBS AG, Registered Shares	500,668	9,185,689

Total		19,208,556

United Kingdom 24.3%
3i Group PLC	629,590	4,330,393

AMEC PLC	306,269	6,368,407

Ashtead Group PLC	429,641	6,433,766

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
BG Group PLC	375,277	7,931,775

BT Group PLC	1,021,105	6,726,200

Diageo PLC	340,924	10,887,313

GKN PLC	613,361	3,811,482

Hays PLC	1,964,345	4,911,560

Intermediate Capital Group PLC	890,000	5,946,361

Legal & General Group PLC	1,549,645	5,977,748

Pearson PLC	195,000	3,851,163

Pennon Group PLC	234,467	3,149,944

Rolls-Royce Holdings PLC	347,530	6,358,014

Ultra Electronics Holdings PLC	135,402	4,321,708

Unilever PLC	177,184	8,038,698

Wolseley PLC	166,806	9,143,660

Total		98,188,192

Total Common Stocks
(Cost: $344,763,086)		398,229,022

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
United Kingdom 0.1%
Rolls-Royce Holdings PLC, Class C(a)(b)	24,120,000	41,279

Total Preferred Stocks
(Cost: $37,990)		41,279

Money Market Funds 0.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(c)(d)	2,194,098	2,194,098

Total Money Market Funds
(Cost: $2,194,098)		2,194,098

Total Investments
(Cost: $346,995,174)		400,464,399

Other Assets & Liabilities, Net		3,419,424

Net Assets		403,883,823

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $41,279, which represents 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,791,785	62,133,010	(63,730,697)	2,194,098	1,829	2,194,098

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	44,120,528	—	44,120,528

Consumer Staples	—	42,022,052	—	42,022,052

Energy	7,389,673	22,467,819	—	29,857,492

Financials	—	114,032,197	—	114,032,197

Health Care	—	28,696,971	—	28,696,971

Industrials	5,504,770	72,219,767	—	77,724,537

Information Technology	—	26,875,532	—	26,875,532

Materials	—	20,313,021	—	20,313,021

Telecommunication Services	—	6,726,200	—	6,726,200

Utilities	—	7,860,492	—	7,860,492

Preferred Stocks

Industrials	—	—	41,279	41,279

Total Equity Securities	12,894,443	385,334,579	41,279	398,270,301

Mutual Funds

Money Market Funds	2,194,098	—	—	2,194,098

Total Mutual Funds	2,194,098	—	—	2,194,098

Total	15,088,541	385,334,579	41,279	400,464,399

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain preferred stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – International Opportunity Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $344,801,076)	$398,270,301

Affiliated issuers (identified cost $2,194,098)	2,194,098

Total investments (identified cost $346,995,174)	400,464,399

Foreign currency (identified cost $109,691)	109,764

Receivable for:

Investments sold	17,044,626

Capital shares sold	763

Dividends	1,283,207

Reclaims	707,509

Trustees’ deferred compensation plan	12,285

Total assets	419,622,553

Liabilities

Payable for:

Investments purchased	14,490,865

Capital shares purchased	729,039

Investment management fees	273,001

Distribution and/or service fees	42,384

Transfer agent fees	20,724

Administration fees	27,633

Compensation of board members	34,742

Other expenses	108,057

Trustees’ deferred compensation plan	12,285

Total liabilities	15,738,730

Net assets applicable to outstanding capital stock	$403,883,823

Represented by

Paid-in capital	$441,797,805

Excess of distributions over net investment income	(1,235,140)

Accumulated net realized loss	(90,169,734)

Unrealized appreciation (depreciation) on:

Investments	53,469,225

Foreign currency translations	21,667

Total — representing net assets applicable to outstanding capital stock	$403,883,823

Class 1

Net assets	$15,596,435

Shares outstanding	1,096,298

Net asset value per share	$14.23

Class 2

Net assets	$8,289,605

Shares outstanding	584,098

Net asset value per share	$14.19

Class 3

Net assets	$379,997,783

Shares outstanding	26,724,755

Net asset value per share	$14.22

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$7,618,871

Dividends — affiliated issuers	1,829

Foreign taxes withheld	(762,214)

Total income	6,858,486

Expenses:

Investment management fees	1,593,758

Distribution and/or service fees

Class 2	9,696

Class 3	237,429

Transfer agent fees

Class 1	4,697

Class 2	2,327

Class 3	113,962

Administration fees	161,319

Compensation of board members	9,177

Custodian fees	19,101

Printing and postage fees	42,477

Professional fees	23,304

Other	5,089

Total expenses	2,222,336

Net investment income	4,636,150

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	25,932,816

Foreign currency translations	(15,843)

Net realized gain	25,916,973

Net change in unrealized appreciation (depreciation) on:

Investments	(33,708,612)

Foreign currency translations	(5,590)

Net change in unrealized appreciation (depreciation)	(33,714,202)

Net realized and unrealized loss	(7,797,229)

Net decrease in net assets from operations	$(3,161,079)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – International Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$4,636,150	$4,509,947

Net realized gain	25,916,973	50,325,696

Net change in unrealized appreciation (depreciation)	(33,714,202)	27,276,594

Net increase (decrease) in net assets resulting from operations	(3,161,079)	82,112,237

Distributions to shareholders

Net investment income

Class 1	(241,531)	(290,347)

Class 2	(114,568)	(80,141)

Class 3	(5,653,482)	(6,358,636)

Total distributions to shareholders	(6,009,581)	(6,729,124)

Increase (decrease) in net assets from capital stock activity	(16,174,115)	(42,039,785)

Total increase (decrease) in net assets	(25,344,775)	33,343,328

Net assets at beginning of period	429,228,598	395,885,270

Net assets at end of period	$403,883,823	$429,228,598

Undistributed (excess of distributions over) net investment income	$(1,235,140)	$138,291

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	12,480	174,434	21,917	280,601

Distributions reinvested	17,255	241,531	22,876	290,347

Redemptions	(90,349)	(1,267,357)	(246,466)	(3,246,514)

Net decrease	(60,614)	(851,392)	(201,673)	(2,675,566)

Class 2 shares

Subscriptions	79,667	1,111,398	263,655	3,488,833

Distributions reinvested	8,203	114,568	6,324	80,141

Redemptions	(29,715)	(416,010)	(44,042)	(566,778)

Net increase	58,155	809,956	225,937	3,002,196

Class 3 shares

Subscriptions	14,418	203,859	32,235	435,771

Distributions reinvested	404,179	5,653,482	501,394	6,358,636

Redemptions	(1,567,580)	(21,990,020)	(3,759,423)	(49,160,822)

Net decrease	(1,148,983)	(16,132,679)	(3,225,794)	(42,366,415)

Total net decrease	(1,151,442)	(16,174,115)	(3,201,530)	(42,039,785)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.53		$12.09	$10.44	$12.09	$10.67

Income from investment operations:

Net investment income	0.17		0.16	0.21	0.18	0.03

Net realized and unrealized gain (loss)	(0.25)		2.51	1.63	(1.66)	1.49

Total from investment operations	(0.08)		2.67	1.84	(1.48)	1.52

Less distributions to shareholders:

Net investment income	(0.22)		(0.23)	(0.19)	(0.17)	(0.10)

Total distributions to shareholders	(0.22)		(0.23)	(0.19)	(0.17)	(0.10)

Net asset value, end of period	$14.23		$14.53	$12.09	$10.44	$12.09

Total return	(0.53%)		22.35%	17.85%	(12.37%)	14.47%

Ratios to average net assets(b)

Total gross expenses	0.98	%(c)	1.00%	0.99%	1.01%	1.11	%(c)

Total net expenses(d)	0.98	%(c)	1.00%	0.99%	1.01%	1.11	%(c)

Net investment income	2.42	%(c)	1.24%	1.89%	1.56%	0.47	%(c)

Supplemental data

Net assets, end of period (in thousands)	$15,596		$16,809	$16,421	$15,957	$6

Portfolio turnover	37%		88%	66%	64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.50		$12.07	$10.43	$12.07	$10.67

Income from investment operations:

Net investment income (loss)	0.15		0.11	0.19	0.15	(0.09)

Net realized and unrealized gain (loss)	(0.26)		2.52	1.62	(1.64)	1.59

Total from investment operations	(0.11)		2.63	1.81	(1.49)	1.50

Less distributions to shareholders:

Net investment income	(0.20)		(0.20)	(0.17)	(0.15)	(0.10)

Total distributions to shareholders	(0.20)		(0.20)	(0.17)	(0.15)	(0.10)

Net asset value, end of period	$14.19		$14.50	$12.07	$10.43	$12.07

Total return	(0.73%)		22.09%	17.49%	(12.51%)	14.24%

Ratios to average net assets(b)

Total gross expenses	1.23	%(c)	1.26%	1.24%	1.27%	1.41	%(c)

Total net expenses(d)	1.23	%(c)	1.25%	1.24%	1.27%	1.41	%(c)

Net investment income (loss)	2.21	%(c)	0.84%	1.66%	1.29%	(1.15	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$8,290		$7,624	$3,620	$2,529	$534

Portfolio turnover	37%		88%	66%	64%	76%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – International Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$14.52		$12.09	$10.44	$12.08	$10.77	$8.58

Income from investment operations:

Net investment income	0.16		0.15	0.20	0.16	0.08	0.14

Net realized and unrealized gain (loss)	(0.25)		2.50	1.63	(1.64)	1.38	2.19

Total from investment operations	(0.09)		2.65	1.83	(1.48)	1.46	2.33

Less distributions to shareholders:

Net investment income	(0.21)		(0.22)	(0.18)	(0.16)	(0.15)	(0.14)

Total distributions to shareholders	(0.21)		(0.22)	(0.18)	(0.16)	(0.15)	(0.14)

Proceeds from regulatory settlements	—		—	—	—	—	0.00	(a)

Net asset value, end of period	$14.22		$14.52	$12.09	$10.44	$12.08	$10.77

Total return	(0.59%)		22.16%	17.70%	(12.42%)	13.89%	27.54	%(b)

Ratios to average net assets(c)

Total gross expenses	1.10	%(d)	1.13%	1.12%	1.17%	1.13%	1.16%

Total net expenses(e)	1.10	%(d)	1.13%	1.12%	1.17%	1.13%	1.16%

Net investment income	2.30	%(d)	1.10%	1.76%	1.33%	0.78%	1.57%

Supplemental data

Net assets, end of period (in thousands)	$379,998		$404,795	$375,844	$385,473	$527,737	$561,691

Portfolio turnover	37%		88%	66%	64%	76%	90%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — International Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net

Semiannual Report 2014	17

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

18	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.79% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $925.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.990%	1.000%
Class 2	1.240	1.250
Class 3	1.115	1.125

Semiannual Report 2014	19

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $346,995,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$58,271,000
Unrealized depreciation	(4,802,000)
Net unrealized appreciation	$53,469,000

The following capital loss carryforwards, determined as of December 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	967,669
2017	113,307,027
Total	114,274,696

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $147,479,454 and $166,925,777, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 95.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

20	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	21

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — International Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management’s Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS

22	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment

Semiannual Report 2014	23

Columbia Variable Portfolio – International Opportunity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

24	Semiannual Report 2014

Columbia Variable Portfolio – International Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – International Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6494 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Large Cap Growth Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Large Cap Growth Fund (the Fund) Class 3 shares returned 6.10% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 6.31% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	6.17	26.26	18.21	6.71
Class 2*	05/03/10	6.04	25.90	17.92	6.49
Class 3	09/15/99	6.10	25.98	18.10	6.66
Russell 1000 Growth Index		6.31	26.92	19.24	8.20

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Apple, Inc.	4.9
Schlumberger Ltd.	2.7
Starwood Hotels & Resorts Worldwide, Inc.	2.5
Google, Inc., Class A	2.4
Facebook, Inc., Class A	2.3
QUALCOMM, Inc.	2.2
Lowe’s Companies, Inc.	2.2
Honeywell International, Inc.	2.1
Google, Inc., Class C	2.1
Monsanto Co.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	98.8
Consumer Discretionary	16.5
Consumer Staples	8.4
Energy	6.4
Financials	5.9
Health Care	13.7
Industrials	12.9
Information Technology	29.5
Materials	3.6
Telecommunication Services	1.9
Money Market Funds	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Semiannual Report 2014	3

Columbia Variable Portfolio – Large Cap Growth Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,061.70	1,020.88	4.04	3.96	0.79
Class 2	1,000.00	1,000.00	1,060.40	1,019.64	5.31	5.21	1.04
Class 3	1,000.00	1,000.00	1,061.00	1,020.23	4.70	4.61	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 16.5%
Auto Components 0.6%

Delphi Automotive PLC	126,350	8,685,299

Hotels, Restaurants & Leisure 2.5%

Starwood Hotels & Resorts Worldwide, Inc.	399,040	32,250,413

Internet & Catalog Retail 2.5%

Amazon.com, Inc.(a)	73,061	23,728,751

Priceline Group, Inc. (The)(a)	8,062	9,698,586

Total		33,427,337

Media 4.8%

Comcast Corp., Class A	163,330	8,767,555

DISH Network Corp., Class A(a)	346,479	22,548,853

Time Warner Cable, Inc.	114,310	16,837,863

Twenty-First Century Fox, Inc., Class A	418,034	14,693,895

Total		62,848,166

Specialty Retail 3.0%

Lowe’s Companies, Inc.	587,313	28,185,151

O’Reilly Automotive, Inc.(a)	71,753	10,806,002

Total		38,991,153

Textiles, Apparel & Luxury Goods 3.1%

Hanesbrands, Inc.	175,893	17,314,907

VF Corp.	364,432	22,959,216

Total		40,274,123

Total Consumer Discretionary		216,476,491

Consumer Staples 8.4%
Beverages 3.1%

Anheuser-Busch InBev NV, ADR	186,287	21,411,828

Coca-Cola Enterprises, Inc.	208,757	9,974,409

PepsiCo, Inc.	108,627	9,704,736

Total		41,090,973

Food & Staples Retailing 2.3%

Rite Aid Corp.(a)	673,959	4,832,286

Walgreen Co.	336,573	24,950,157

Total		29,782,443

Food Products 3.0%

Hain Celestial Group, Inc. (The)(a)	76,218	6,763,585

Mead Johnson Nutrition Co.	241,240	22,476,331

WhiteWave Foods Co. (The), Class A(a)	316,208	10,235,653

Total		39,475,569

Total Consumer Staples		110,348,985

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.4%
Energy Equipment & Services 4.3%

Halliburton Co.	287,675	20,427,802

Schlumberger Ltd.	300,209	35,409,651

Total		55,837,453

Oil, Gas & Consumable Fuels 2.1%

Anadarko Petroleum Corp.	154,640	16,928,441

EOG Resources, Inc.	96,775	11,309,127

Kinder Morgan Management LLC(a)(b)(c)	—	1

Total		28,237,569

Total Energy		84,075,022

Financials 6.0%
Banks 2.0%

Fifth Third Bancorp	345,622	7,379,030

Wells Fargo & Co.	369,660	19,429,329

Total		26,808,359

Capital Markets 3.0%

BlackRock, Inc.	55,746	17,816,422

Invesco Ltd.	321,830	12,149,082

TD Ameritrade Holding Corp.	282,370	8,852,300

Total		38,817,804

Real Estate Investment Trusts (REITs) 1.0%

Simon Property Group, Inc.	75,450	12,545,826

Total Financials		78,171,989

Health Care 13.8%
Biotechnology 6.1%

Alkermes PLC(a)	127,360	6,410,029

Biogen Idec, Inc.(a)	55,740	17,575,379

Cubist Pharmaceuticals, Inc.(a)	166,281	11,609,740

Gilead Sciences, Inc.(a)	263,532	21,849,438

Pharmacyclics, Inc.(a)	69,930	6,273,420

Vertex Pharmaceuticals, Inc.(a)	165,390	15,659,125

Total		79,377,131

Health Care Equipment & Supplies 3.9%

Covidien PLC	169,730	15,306,252

St. Jude Medical, Inc.	284,412	19,695,531

Zimmer Holdings, Inc.	159,205	16,535,031

Total		51,536,814

Health Care Providers & Services 1.1%

McKesson Corp.	76,316	14,210,802

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.2%

Thermo Fisher Scientific, Inc.	126,185	14,889,830

Pharmaceuticals 1.5%

Actavis PLC(a)	88,845	19,816,877

Total Health Care		179,831,454

Industrials 12.9%
Aerospace & Defense 4.4%

Honeywell International, Inc.	297,517	27,654,205

Precision Castparts Corp.	49,580	12,513,992

Raytheon Co.	193,197	17,822,423

Total		57,990,620

Airlines 0.6%

American Airlines Group, Inc.(a)	185,869	7,984,932

Commercial Services & Supplies 1.5%

Tyco International Ltd.	436,847	19,920,223

Electrical Equipment 1.2%

Rockwell Automation, Inc.	125,486	15,705,828

Machinery 2.7%

Ingersoll-Rand PLC	211,790	13,238,993

Pall Corp.	151,699	12,953,577

Trinity Industries, Inc.	190,340	8,321,665

Total		34,514,235

Professional Services 1.5%

Nielsen NV	406,301	19,669,032

Road & Rail 1.0%

Union Pacific Corp.	134,060	13,372,485

Total Industrials		169,157,355

Information Technology 29.7%
Communications Equipment 2.1%

QUALCOMM, Inc.	356,564	28,239,869

Internet Software & Services 6.7%

Facebook, Inc., Class A(a)	435,698	29,318,118

Google, Inc., Class A(a)	53,868	31,495,004

Google, Inc., Class C(a)	46,798	26,921,953

Total		87,735,075

IT Services 1.9%

Visa, Inc., Class A	116,320	24,509,787

Semiconductors & Semiconductor Equipment 4.3%

Avago Technologies Ltd.	200,610	14,457,963

Broadcom Corp., Class A	217,910	8,088,819

KLA-Tencor Corp.	297,880	21,638,003

NXP Semiconductor NV(a)	179,776	11,897,576

Total		56,082,361

Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.7%

Electronic Arts, Inc.(a)	550,700	19,753,609

Microsoft Corp.	577,611	24,086,379

Red Hat, Inc.(a)	283,960	15,694,469

Salesforce.com, Inc.(a)	429,473	24,943,792

ServiceNow, Inc.(a)	102,005	6,320,230

VMware, Inc., Class A(a)	235,600	22,808,436

Total		113,606,915

Technology Hardware, Storage & Peripherals 6.0%

Apple, Inc.	678,394	63,043,154

EMC Corp.	571,519	15,053,811

Total		78,096,965

Total Information Technology		388,270,972

Materials 3.7%
Chemicals 3.7%

Celanese Corp., Class A	211,180	13,574,650

LyondellBasell Industries NV, Class A	84,851	8,285,700

Monsanto Co.	208,320	25,985,837

Total		47,846,187

Total Materials		47,846,187

Telecommunication Services 1.9%
Diversified Telecommunication Services 1.9%

Verizon Communications, Inc.	517,092	25,301,312

Total Telecommunication Services		25,301,312

Total Common Stocks
(Cost: $1,100,190,262)		1,299,479,767

Money Market Funds 1.2%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(d)(e)	16,341,887	16,341,887

Total Money Market Funds
(Cost: $16,341,887)		16,341,887

Total Investments
(Cost: $1,116,532,149)		1,315,821,654

Other Assets & Liabilities, Net		(6,943,965)

Net Assets		1,308,877,689

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $1, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12/19/03 – 01/18/05	—

(c)	Represents fractional shares.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,842,394	247,574,445	(240,074,952)	16,341,887	7,135	16,341,887

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	216,476,491	—	—	216,476,491

Consumer Staples	110,348,985	—	—	110,348,985

Energy	84,075,021	1	—	84,075,022

Financials	78,171,989	—	—	78,171,989

Health Care	179,831,454	—	—	179,831,454

Industrials	169,157,355	—	—	169,157,355

Information Technology	388,270,972	—	—	388,270,972

Materials	47,846,187	—	—	47,846,187

Telecommunication Services	25,301,312	—	—	25,301,312

Total Equity Securities	1,299,479,766	1	—	1,299,479,767

Mutual Funds

Money Market Funds	16,341,887	—	—	16,341,887

Total Mutual Funds	16,341,887	—	—	16,341,887

Total	1,315,821,653	1	—	1,315,821,654

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,100,190,262)	$1,299,479,767

Affiliated issuers (identified cost $16,341,887)	16,341,887

Total investments (identified cost $1,116,532,149)	1,315,821,654

Cash	10,590

Receivable for:

Investments sold	2,414,591

Capital shares sold	9,514

Dividends	674,300

Reclaims	37,213

Expense reimbursement due from Investment Manager	9,720

Trustees’ deferred compensation plan	22,575

Total assets	1,319,000,157

Liabilities

Payable for:

Investments purchased	3,422,709

Capital shares purchased	5,686,058

Investment management fees	747,269

Distribution and/or service fees	26,851

Transfer agent fees	66,767

Administration fees	62,009

Compensation of board members	29,450

Other expenses	58,780

Trustees’ deferred compensation plan	22,575

Total liabilities	10,122,468

Net assets applicable to outstanding capital stock	$1,308,877,689

Represented by

Trust capital	$1,308,877,689

Total — representing net assets applicable to outstanding capital stock	$1,308,877,689

Class 1

Net assets	$1,069,297,038

Shares outstanding	97,122,824

Net asset value per share	$11.01

Class 2

Net assets	$15,990,400

Shares outstanding	1,468,067

Net asset value per share	$10.89

Class 3

Net assets	$223,590,251

Shares outstanding	20,395,608

Net asset value per share	$10.96

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$9,509,710

Dividends — affiliated issuers	7,135

Foreign taxes withheld	(110,695)

Total income	9,406,150

Expenses:

Investment management fees	4,480,710

Distribution and/or service fees

Class 2	18,497

Class 3	136,323

Transfer agent fees

Class 1	331,343

Class 2	4,439

Class 3	65,433

Administration fees	371,539

Compensation of board members	14,711

Custodian fees	10,373

Printing and postage fees	26,303

Professional fees	19,965

Other	14,146

Total expenses	5,493,782

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(54,650)

Total net expenses	5,439,132

Net investment income	3,967,018

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	119,173,486

Net realized gain	119,173,486

Net change in unrealized appreciation (depreciation) on:

Investments	(44,909,384)

Net change in unrealized appreciation (depreciation)	(44,909,384)

Net realized and unrealized gain	74,264,102

Net increase in net assets resulting from operations	$78,231,120

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$3,967,018	$5,641,556

Net realized gain	119,173,486	58,594,935

Net change in unrealized appreciation (depreciation)	(44,909,384)	209,964,155

Net increase in net assets resulting from operations	78,231,120	274,200,646

Increase (decrease) in net assets from capital stock activity	(174,780,352)	880,103,735

Total increase (decrease) in net assets	(96,549,232)	1,154,304,381

Net assets at beginning of period	1,405,426,921	251,122,540

Net assets at end of period	$1,308,877,689	$1,405,426,921

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	6,602,748	68,577,986	113,701,326	973,275,531

Redemptions	(21,937,527)	(229,968,175)	(7,094,766)	(69,093,971)

Net increase (decrease)	(15,334,779)	(161,390,189)	106,606,560	904,181,560

Class 2 shares

Subscriptions	198,585	2,053,534	448,005	4,063,295

Redemptions	(112,337)	(1,170,732)	(299,904)	(2,642,119)

Net increase	86,248	882,802	148,101	1,421,176

Class 3 shares

Subscriptions	61,962	645,076	261,183	2,327,911

Redemptions	(1,432,920)	(14,918,041)	(3,062,470)	(27,826,912)

Net decrease	(1,370,958)	(14,272,965)	(2,801,287)	(25,499,001)

Total net increase (decrease)	(16,619,489)	(174,780,352)	103,953,374	880,103,735

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.37		$7.95	$6.61	$6.82	$6.34

Income from investment operations:

Net investment income	0.03		0.05	0.05	0.03	0.02

Net realized and unrealized gain (loss)	0.61		2.37	1.29	(0.24)	0.46

Total from investment operations	0.64		2.42	1.34	(0.21)	0.48

Net asset value, end of period	$11.01		$10.37	$7.95	$6.61	$6.82

Total return	6.17%		30.44%	20.27%	(3.08%)	7.57%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.81%	0.88%	0.89%	0.83	%(c)

Total net expenses(d)	0.79	%(c)	0.79%	0.78%	0.77%	0.83	%(c)

Net investment income	0.62	%(c)	0.55%	0.64%	0.51%	0.60	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,069,297		$1,166,312	$46,512	$44,092	$5

Portfolio turnover	41%		93%	102%	104%	152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.27		$7.90	$6.58	$6.81	$6.34

Income from investment operations:

Net investment income	0.02		0.03	0.03	0.02	0.02

Net realized and unrealized gain (loss)	0.60		2.34	1.29	(0.25)	0.45

Total from investment operations	0.62		2.37	1.32	(0.23)	0.47

Net asset value, end of period	$10.89		$10.27	$7.90	$6.58	$6.81

Total return	6.04%		30.00%	20.06%	(3.38%)	7.41%

Ratios to average net assets(b)

Total gross expenses	1.05	%(c)	1.06%	1.13%	1.15%	1.09	%(c)

Total net expenses(d)	1.04	%(c)	1.04%	1.03%	1.02%	1.09	%(c)

Net investment income	0.38	%(c)	0.28%	0.43%	0.26%	0.50	%(c)

Supplemental data

Net assets, end of period (in thousands)	$15,990		$14,196	$9,741	$7,907	$320

Portfolio turnover	41%		93%	102%	104%	152%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.33		$7.93	$6.60	$6.82	$5.82	$4.25

Income from investment operations:

Net investment income	0.03		0.04	0.04	0.01	0.02	0.03

Net realized and unrealized gain (loss)	0.60		2.36	1.29	(0.23)	0.98	1.54

Total from investment operations	0.63		2.40	1.33	(0.22)	1.00	1.57

Net asset value, end of period	$10.96		$10.33	$7.93	$6.60	$6.82	$5.82

Total return	6.10%		30.26%	20.15%	(3.23%)	17.16%	37.00%

Ratios to average net assets(a)

Total gross expenses	0.92	%(b)	0.94%	1.00%	0.99%	0.93%	0.80%

Total net expenses(c)	0.92	%(b)	0.92%	0.91%	0.92%	0.93%	0.80%

Net investment income	0.49	%(b)	0.40%	0.52%	0.21%	0.34%	0.71%

Supplemental data

Net assets, end of period (in thousands)	$223,590		$224,919	$194,870	$188,852	$233,165	$240,404

Portfolio turnover	41%		93%	102%	104%	152%	152%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

16	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines

Semiannual Report 2014	17

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.67% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $1,683.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of

Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.790%	0.790%
Class 2	1.040	1.040
Class 3	0.915	0.915

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $546,035,089 and $719,412,996, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use

18	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 95.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Significant Risks

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

Semiannual Report 2014	19

Columbia Variable Portfolio – Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable

Portfolio — Large Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	21

Columbia Variable Portfolio – Large Cap Growth Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

22	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

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Semiannual Report 2014	23

Columbia Variable Portfolio – Large Cap Growth Fund

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24	Semiannual Report 2014

Columbia Variable Portfolio – Large Cap Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6465 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund (the Fund) Class 3 shares returned 3.56% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the Russell Midcap Growth Index, which returned 6.51% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.65	22.74	15.08	6.83
Class 2*	05/03/10	3.52	22.44	14.84	6.67
Class 3	05/01/01	3.56	22.56	14.96	6.78
Russell Midcap Growth Index		6.51	26.04	21.16	9.83

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Sherwin-Williams Co. (The)	2.5
Constellation Brands, Inc., Class A	1.6
Affiliated Managers Group, Inc.	1.6
Wynn Resorts Ltd.	1.6
ServiceNow, Inc.	1.5
SBA Communications Corp., Class A	1.5
Starwood Hotels & Resorts Worldwide, Inc.	1.5
Cabot Oil & Gas Corp.	1.4
Vertex Pharmaceuticals, Inc.	1.4
Dollar Tree, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.1
Consumer Discretionary	22.1
Consumer Staples	6.0
Energy	6.1
Financials	9.8
Health Care	11.6
Industrials	17.0
Information Technology	18.8
Materials	6.2
Telecommunication Services	1.5
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

George Myers, CFA

Brian Neigut

James King

William Chamberlain, CFA

Semiannual Report 2014	3

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,036.50	1,020.48	4.39	4.36	0.87
Class 2	1,000.00	1,000.00	1,035.20	1,019.24	5.65	5.61	1.12
Class 3	1,000.00	1,000.00	1,035.60	1,019.84	5.05	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 22.0%
Auto Components 2.2%

BorgWarner, Inc.	61,183	3,988,520

Delphi Automotive PLC	87,372	6,005,951

Total		9,994,471

Automobiles 0.7%

Harley-Davidson, Inc.	46,769	3,266,815

Hotels, Restaurants & Leisure 4.3%

Chipotle Mexican Grill, Inc.(a)	3,779	2,239,095

Dunkin’ Brands Group, Inc.	76,095	3,485,912

Starwood Hotels & Resorts Worldwide, Inc.	82,129	6,637,666

Wynn Resorts Ltd.	33,780	7,011,377

Total		19,374,050

Household Durables 2.0%

Harman International Industries, Inc.	20,815	2,236,155

Lennar Corp., Class A	63,859	2,680,801

Mohawk Industries, Inc.(a)	27,928	3,863,560

Total		8,780,516

Internet & Catalog Retail 2.1%

Netflix, Inc.(a)	2,018	889,131

TripAdvisor, Inc.(a)	55,997	6,084,634

Zulily, Inc., Class A(a)	53,208	2,178,867

Total		9,152,632

Media 2.1%

Charter Communications Inc., Class A(a)	16,025	2,538,039

DISH Network Corp., Class A(a)	55,797	3,631,269

Interpublic Group of Companies, Inc. (The)	164,083	3,201,259

Total		9,370,567

Multiline Retail 2.5%

Dollar Tree, Inc.(a)	112,810	6,143,633

Macy’s, Inc.	87,653	5,085,627

Total		11,229,260

Specialty Retail 3.3%

Best Buy Co., Inc.	85,908	2,664,007

Foot Locker, Inc.	75,197	3,813,992

Gap, Inc. (The)	52,313	2,174,651

Tractor Supply Co.	73,505	4,439,702

Urban Outfitters, Inc.(a)	53,578	1,814,151

Total		14,906,503

Textiles, Apparel & Luxury Goods 2.8%

Kate Spade & Co.(a)	42,510	1,621,331

Michael Kors Holdings Ltd.(a)	52,543	4,657,937

Common Stocks (continued)
Issuer	Shares	Value ($)
PVH Corp.	19,314	2,252,013

VF Corp.	60,558	3,815,154

Total		12,346,435

Total Consumer Discretionary		98,421,249

Consumer Staples 6.0%
Beverages 1.6%

Constellation Brands, Inc., Class A(a)	82,244	7,248,164

Food & Staples Retailing 1.2%

Kroger Co. (The)	82,738	4,089,739

Whole Foods Market, Inc.	27,807	1,074,185

Total		5,163,924

Food Products 1.9%

Hershey Co. (The)	46,074	4,486,225

Mead Johnson Nutrition Co.	43,873	4,087,648

Total		8,573,873

Personal Products 0.4%

Herbalife Ltd.	30,147	1,945,687

Tobacco 0.9%

Lorillard, Inc.	64,386	3,925,614

Total Consumer Staples		26,857,262

Energy 6.1%
Energy Equipment & Services 2.7%

Cameron International Corp.(a)	65,777	4,453,761

FMC Technologies, Inc.(a)	62,629	3,824,753

Oceaneering International, Inc.	45,449	3,550,930

Total		11,829,444

Oil, Gas & Consumable Fuels 3.4%

Cabot Oil & Gas Corp.	186,202	6,356,936

Concho Resources, Inc.(a)	36,992	5,345,344

Gulfport Energy Corp.(a)	12,570	789,396

Noble Energy, Inc.	34,680	2,686,313

Total		15,177,989

Total Energy		27,007,433

Financials 9.7%
Banks 2.6%

BankUnited, Inc.	81,573	2,731,064

Signature Bank(a)	48,365	6,102,696

SVB Financial Group(a)	25,067	2,923,313

Total		11,757,073

Capital Markets 2.2%

Affiliated Managers Group, Inc.(a)	34,977	7,184,276

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Engines, Inc.	53,312	2,413,967

Total		9,598,243

Diversified Financial Services 2.0%

McGraw Hill Financial, Inc.	45,264	3,758,270

Moody’s Corp.	60,609	5,312,985

Total		9,071,255

Insurance 0.9%

Aon PLC	45,069	4,060,266

Real Estate Investment Trusts (REITs) 0.9%

Plum Creek Timber Co., Inc.	87,503	3,946,385

Real Estate Management & Development 0.5%

Realogy Holdings Corp.(a)	57,521	2,169,117

Thrifts & Mortgage Finance 0.6%

Radian Group, Inc.	184,160	2,727,410

Total Financials		43,329,749

Health Care 11.6%
Biotechnology 3.2%

BioMarin Pharmaceutical, Inc.(a)	36,984	2,300,774

Incyte Corp., Ltd.(a)	36,361	2,052,215

Intercept Pharmaceuticals, Inc.(a)	2,152	509,228

Pharmacyclics, Inc.(a)	34,451	3,090,599

Vertex Pharmaceuticals, Inc.(a)	65,313	6,183,835

Total		14,136,651

Health Care Equipment & Supplies 1.5%

St. Jude Medical, Inc.	58,971	4,083,742

Zimmer Holdings, Inc.	26,398	2,741,696

Total		6,825,438

Health Care Providers & Services 1.8%

Brookdale Senior Living, Inc.(a)	59,644	1,988,531

Cardinal Health, Inc.	51,583	3,536,530

Community Health Systems, Inc.(a)	52,842	2,397,442

Total		7,922,503

Health Care Technology 0.9%

Cerner Corp.(a)	75,513	3,894,961

Life Sciences Tools & Services 0.7%

Covance, Inc.(a)	35,611	3,047,589

Pharmaceuticals 3.5%

Jazz Pharmaceuticals PLC(a)	24,783	3,643,349

Mylan, Inc.(a)	74,800	3,856,688

Perrigo Co. PLC	36,145	5,268,495

Salix Pharmaceuticals Ltd.(a)	25,050	3,089,918

Total		15,858,450

Total Health Care		51,685,592

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.9%
Aerospace & Defense 1.2%

B/E Aerospace, Inc.(a)	27,602	2,552,909

TransDigm Group, Inc.	18,163	3,037,944

Total		5,590,853

Airlines 1.4%

Delta Air Lines, Inc.	78,076	3,023,103

United Continental Holdings, Inc.(a)	82,746	3,398,378

Total		6,421,481

Building Products 2.4%

Fortune Brands Home & Security, Inc.	120,144	4,797,350

Masco Corp.	276,241	6,132,550

Total		10,929,900

Commercial Services & Supplies 0.9%

Stericycle, Inc.(a)	34,108	4,039,069

Electrical Equipment 2.2%

AMETEK, Inc.	110,579	5,781,070

Rockwell Automation, Inc.	31,545	3,948,172

Total		9,729,242

Industrial Conglomerates 0.9%

Roper Industries, Inc.	28,136	4,108,137

Machinery 3.2%

Flowserve Corp.	29,715	2,209,310

Ingersoll-Rand PLC	91,688	5,731,417

Middleby Corp. (The)(a)	38,340	3,171,485

Pall Corp.	36,949	3,155,075

Total		14,267,287

Marine 1.0%

Kirby Corp.(a)	37,500	4,392,750

Professional Services 1.0%

Verisk Analytics, Inc., Class A(a)	73,688	4,422,754

Road & Rail 1.1%

JB Hunt Transport Services, Inc.	23,465	1,731,248

Kansas City Southern	28,457	3,059,412

Total		4,790,660

Trading Companies & Distributors 1.6%

United Rentals, Inc.(a)	42,261	4,425,995

WW Grainger, Inc.	10,218	2,598,131

Total		7,024,126

Total Industrials		75,716,259

Information Technology 18.7%
Communications Equipment 1.4%

F5 Networks, Inc.(a)	22,608	2,519,436

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	43,865	3,678,080

Total		6,197,516

Internet Software & Services 4.1%

Cornerstone OnDemand, Inc.(a)	67,902	3,124,850

CoStar Group, Inc.(a)	24,480	3,872,002

MercadoLibre, Inc.	29,906	2,853,032

Pandora Media, Inc.(a)	93,339	2,753,500

Twitter, Inc.(a)	82,967	3,399,158

Yelp, Inc.(a)	28,566	2,190,441

Total		18,192,983

IT Services 3.5%

Alliance Data Systems Corp.(a)	18,029	5,070,656

FleetCor Technologies, Inc.(a)	37,348	4,922,466

Gartner, Inc.(a)	46,527	3,281,084

MAXIMUS, Inc.	52,780	2,270,596

Total		15,544,802

Semiconductors & Semiconductor Equipment 2.2%

Broadcom Corp., Class A	70,159	2,604,302

Lam Research Corp.	20,740	1,401,609

NXP Semiconductor NV(a)	39,079	2,586,248

Skyworks Solutions, Inc.	67,864	3,186,894

Total		9,779,053

Software 7.2%

Concur Technologies, Inc.(a)	52,874	4,935,259

Electronic Arts, Inc.(a)	73,576	2,639,171

Guidewire Software, Inc.(a)	64,598	2,626,555

Intuit, Inc.	65,607	5,283,332

Red Hat, Inc.(a)	66,650	3,683,745

ServiceNow, Inc.(a)	110,060	6,819,318

Splunk, Inc.(a)	18,281	1,011,488

Tableau Software, Inc., Class A(a)	73,513	5,243,682

Total		32,242,550

Technology Hardware, Storage & Peripherals 0.3%

Stratasys Ltd.(a)	14,339	1,629,341

Total Information Technology		83,586,245

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.2%
Chemicals 4.0%

Eastman Chemical Co.	54,815	4,788,090

Sherwin-Williams Co. (The)	52,733	10,910,985

WR Grace & Co.(a)	21,390	2,021,997

Total		17,721,072

Construction Materials 0.7%

Eagle Materials, Inc.	32,834	3,095,590

Containers & Packaging 1.0%

Rock-Tenn Co., Class A	44,697	4,719,556

Paper & Forest Products 0.5%

International Paper Co.	42,709	2,155,523

Total Materials		27,691,741

Telecommunication Services 1.5%
Wireless Telecommunication Services 1.5%

SBA Communications Corp., Class A(a)	66,148	6,766,940

Total Telecommunication Services		6,766,940

Total Common Stocks
(Cost: $370,722,123)		441,062,470

Money Market Funds 0.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(b)(c)	3,995,128	3,995,128

Total Money Market Funds
(Cost: $3,995,128)		3,995,128

Total Investments
(Cost: $374,717,251)		445,057,598

Other Assets & Liabilities, Net		1,956,434

Net Assets		447,014,032

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,020,628	101,595,063	(100,620,563)	3,995,128	1,613	3,995,128

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	98,421,249	—	—	98,421,249

Consumer Staples	26,857,262	—	—	26,857,262

Energy	27,007,433	—	—	27,007,433

Financials	43,329,749	—	—	43,329,749

Health Care	51,685,592	—	—	51,685,592

Industrials	75,716,259	—	—	75,716,259

Information Technology	83,586,245	—	—	83,586,245

Materials	27,691,741	—	—	27,691,741

Telecommunication Services	6,766,940	—	—	6,766,940

Total Equity Securities	441,062,470	—	—	441,062,470

Mutual Funds

Money Market Funds	3,995,128	—	—	3,995,128

Total Mutual Funds	3,995,128	—	—	3,995,128

Total	445,057,598	—	—	445,057,598

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $370,722,123)	$441,062,470

Affiliated issuers (identified cost $3,995,128)	3,995,128

Total investments (identified cost $374,717,251)	445,057,598

Receivable for:

Investments sold	12,553,691

Capital shares sold	182

Dividends	187,550

Expense reimbursement due from Investment Manager	14,427

Total assets	457,813,448

Liabilities

Payable for:

Investments purchased	8,338,892

Capital shares purchased	1,931,745

Investment management fees	290,601

Distribution and/or service fees	33,555

Transfer agent fees	22,942

Administration fees	22,942

Compensation of board members	86,509

Other expenses	72,230

Total liabilities	10,799,416

Net assets applicable to outstanding capital stock	$447,014,032

Represented by

Trust capital	$447,014,032

Total — representing net assets applicable to outstanding capital stock	$447,014,032

Class 1

Net assets	$137,590,026

Shares outstanding	7,346,024

Net asset value per share	$18.73

Class 2

Net assets	$10,178,419

Shares outstanding	548,744

Net asset value per share	$18.55

Class 3

Net assets	$299,245,587

Shares outstanding	16,060,673

Net asset value per share	$18.63

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,421,870

Dividends — affiliated issuers	1,613

Total income	2,423,483

Expenses:

Investment management fees	1,844,011

Distribution and/or service fees

Class 2	11,995

Class 3	185,738

Transfer agent fees

Class 1	53,768

Class 2	2,879

Class 3	89,151

Administration fees	145,486

Compensation of board members	12,430

Custodian fees	9,690

Printing and postage fees	35,262

Professional fees	14,783

Line of credit interest expense	42

Other	5,452

Total expenses	2,410,687

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(89,830)

Total net expenses	2,320,857

Net investment income	102,626

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	50,164,470

Net realized gain	50,164,470

Net change in unrealized appreciation (depreciation) on:

Investments	(34,230,212)

Net change in unrealized appreciation (depreciation)	(34,230,212)

Net realized and unrealized gain	15,934,258

Net increase in net assets resulting from operations	$16,036,884

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income (loss)	$102,626	$(1,495,173)

Net realized gain	50,164,470	80,338,721

Net change in unrealized appreciation (depreciation)	(34,230,212)	65,980,573

Net increase in net assets resulting from operations	16,036,884	144,824,121

Increase (decrease) in net assets from capital stock activity	(112,892,059)	(89,165,502)

Total increase (decrease) in net assets	(96,855,175)	55,658,619

Net assets at beginning of period	543,869,207	488,210,588

Net assets at end of period	$447,014,032	$543,869,207

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	1,127,981	20,346,917	1,740,337	28,214,363

Fund merger	—	—	1,501,118	22,415,463

Redemptions	(6,320,736)	(114,597,492)	(6,449,026)	(106,438,477)

Net decrease	(5,192,755)	(94,250,575)	(3,207,571)	(55,808,651)

Class 2 shares

Subscriptions	76,622	1,381,270	116,457	1,860,858

Fund merger	—	—	406,347	6,030,521

Redemptions	(55,586)	(1,001,806)	(62,341)	(1,014,978)

Net increase	21,036	379,464	460,463	6,876,401

Class 3 shares

Subscriptions	4,340	77,172	21,465	346,487

Redemptions	(1,058,069)	(19,098,120)	(2,596,182)	(40,579,739)

Net decrease	(1,053,729)	(19,020,948)	(2,574,717)	(40,233,252)

Total net decrease	(6,225,448)	(112,892,059)	(5,321,825)	(89,165,502)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.07		$13.78	$12.37	$14.55	$13.30

Income from investment operations:

Net investment income (loss)	0.01		(0.03)	0.06	(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.65		4.32	1.35	(2.17)	1.26

Total from investment operations	0.66		4.29	1.41	(2.18)	1.25

Net asset value, end of period	$18.73		$18.07	$13.78	$12.37	$14.55

Total return	3.65%		31.13%	11.40%	(14.98%)	9.40%

Ratios to average net assets(b)

Total gross expenses	0.91	%(c)(d)	0.90%	0.93%	0.92%	0.81	%(c)

Total net expenses(e)	0.87	%(c)(d)	0.87%	0.88%	0.92%	0.81	%(c)

Net investment income (loss)	0.08	%(c)	(0.21%)	0.44%	(0.08%)	(0.09	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$137,590		$226,579	$216,944	$5	$5

Portfolio turnover	49%		115%	134%	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.92		$13.69	$12.32	$14.53	$13.30

Income from investment operations:

Net investment loss	(0.01)		(0.06)	(0.01)	(0.03)	(0.03)

Net realized and unrealized gain (loss)	0.64		4.29	1.38	(2.18)	1.26

Total from investment operations	0.63		4.23	1.37	(2.21)	1.23

Net asset value, end of period	$18.55		$17.92	$13.69	$12.32	$14.53

Total return	3.52%		30.90%	11.12%	(15.21%)	9.25%

Ratios to average net assets(b)

Total gross expenses	1.16	%(c)(d)	1.15%	1.18%	1.18%	1.09	%(c)

Total net expenses(e)	1.12	%(c)(d)	1.12%	1.15%	1.18%	1.09	%(c)

Net investment loss	(0.09	%)(c)	(0.40%)	(0.04%)	(0.25%)	(0.31	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$10,178		$9,455	$921	$572	$134

Portfolio turnover	49%		115%	134%	165%	100%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$17.99		$13.73	$12.34	$14.53	$11.51	$7.04

Income from investment operations:

Net investment income (loss)	0.00	(a)	(0.05)	0.00 (a)	(0.03)	(0.02)	(0.01)

Net realized and unrealized gain (loss)	0.64		4.31	1.39	(2.16)	3.04	4.48

Total from investment operations	0.64		4.26	1.39	(2.19)	3.02	4.47

Net asset value, end of period	$18.63		$17.99	$13.73	$12.34	$14.53	$11.51

Total return	3.56%		31.03%	11.26%	(15.07%)	26.28%	63.39%

Ratios to average net assets(b)

Total gross expenses	1.04	%(c)(d)	1.03%	1.05%	1.03%	0.99%	1.07%

Total net expenses(e)	1.00	%(c)(d)	1.00%	1.03%	1.03%	0.99%	1.07%

Net investment income (loss)	0.02	%(c)	(0.34%)	0.02%	(0.20%)	(0.19%)	(0.15%)

Supplemental data

Net assets, end of period (in thousands)	$299,246		$307,835	$270,346	$292,116	$407,945	$380,078

Portfolio turnover	49%		115%	134%	165%	100%	126%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2014	17

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.76% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund’s average daily net assets.

18	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $1,007.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.88%	0.87%
Class 2	1.13	1.12
Class 3	1.005	0.995

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $237,742,636 and $350,268,676, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 93.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2014	19

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended June 30, 2014, the average daily loan balance outstanding on days when borrowing existed was $1,300,000 at a weighted average interest rate of 1.15%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 8. Fund Merger

At the close of business on April 26, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Variable Portfolio — Mid Cap Growth Fund, a series of Columbia Funds Variable Insurance Trust I (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $505,587,635 and the combined net assets immediately after the acquisition were $534,033,619.

The merger was accomplished by a tax-free exchange of 4,834,745 shares of the acquired fund valued at $28,445,984 (including $6,087,353 of unrealized appreciation).

In exchange for the acquired fund’s shares, the Fund issued the following number of shares:

Shares
Class 1	1,501,118
Class 2	406,347

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund’s cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2013, the Fund’s pro-forma net investment loss, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended December 31, 2013 would have been approximately $(1.2) million, $81.2 million, $67.1 million and $147.1 million, respectively.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and

20	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	21

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

22	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to strategy, management teams and the pursuit of a merger) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014	23

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

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24	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6658 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Mid Cap Value Opportunity Fund (the Fund) Class 3 shares returned 9.66% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 11.14% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	9.80	28.24	21.46	9.76
Class 2*	05/03/10	9.64	27.85	21.21	9.58
Class 3	05/02/05	9.66	27.98	21.33	9.70
Russell Midcap Value Index		11.14	27.76	22.97	10.10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Host Hotels & Resorts, Inc.	2.0
Invesco Ltd.	2.0
Zimmer Holdings, Inc.	2.0
Portland General Electric Co.	1.9
SL Green Realty Corp.	1.8
Fifth Third Bancorp	1.7
AES Corp. (The)	1.7
Weatherford International PLC	1.7
Superior Energy Services, Inc.	1.7
Lincoln National Corp.	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	98.7
Consumer Discretionary	11.4
Consumer Staples	1.0
Energy	8.9
Financials	28.2
Health Care	11.1
Industrials	10.0
Information Technology	10.9
Materials	6.3
Telecommunication Services	0.3
Utilities	10.6
Money Market Funds	1.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

David Hoffman

Diane Sobin, CFA

Jonas Patrikson, CFA*

*	Effective June 25, 2014, Mr. Patrikson was named a Portfolio Manager of the Fund.

Semiannual Report 2014	3

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,098.00	1,020.48	4.53	4.36	0.87
Class 2	1,000.00	1,000.00	1,096.40	1,019.19	5.87	5.66	1.13
Class 3	1,000.00	1,000.00	1,096.60	1,019.84	5.20	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Auto Components 1.5%

TRW Automotive Holdings Corp.(a)	105,269	9,423,681

Diversified Consumer Services 0.6%

Houghton Mifflin Harcourt Co.(a)	193,357	3,704,720

Hotels, Restaurants & Leisure 2.5%

Royal Caribbean Cruises Ltd.	138,810	7,717,836

Starwood Hotels & Resorts Worldwide, Inc.	101,200	8,178,984

Total		15,896,820

Household Durables 2.3%

D.R. Horton, Inc.	330,700	8,128,606

Newell Rubbermaid, Inc.	200,136	6,202,215

Total		14,330,821

Media 2.5%

CBS Outdoor Americas, Inc.	100,751	3,292,543

DISH Network Corp., Class A(a)	105,000	6,833,400

Interpublic Group of Companies, Inc. (The)	282,534	5,512,238

Total		15,638,181

Multiline Retail 0.4%

Macy’s, Inc.	42,557	2,469,157

Specialty Retail 1.5%

Best Buy Co., Inc.	164,900	5,113,549

Sally Beauty Holdings, Inc.(a)	184,850	4,636,038

Total		9,749,587

Total Consumer Discretionary		71,212,967

Consumer Staples 1.0%
Food Products 1.0%

JM Smucker Co. (The)	21,207	2,260,030

Post Holdings, Inc.(a)	80,237	4,084,866

Total		6,344,896

Total Consumer Staples		6,344,896

Energy 8.7%
Energy Equipment & Services 4.5%

Cameron International Corp.(a)	105,200	7,123,092

Superior Energy Services, Inc.	285,900	10,332,426

Weatherford International PLC(a)	461,025	10,603,575

Total		28,059,093

Oil, Gas & Consumable Fuels 4.2%

Cabot Oil & Gas Corp.	156,375	5,338,643

Cimarex Energy Co.	66,325	9,514,984

EQT Corp.	47,071	5,031,890

Common Stocks (continued)
Issuer	Shares	Value ($)
Marathon Petroleum Corp.	38,941	3,040,124

Noble Energy, Inc.	43,363	3,358,898

Total		26,284,539

Total Energy		54,343,632

Financials 27.9%
Banks 8.3%

CIT Group, Inc.	187,508	8,580,366

City National Corp.	88,500	6,704,760

East West Bancorp, Inc.	206,300	7,218,437

Fifth Third Bancorp	501,935	10,716,312

M&T Bank Corp.	71,891	8,918,079

SunTrust Banks, Inc.	101,158	4,052,389

Zions Bancorporation	207,100	6,103,237

Total		52,293,580

Capital Markets 4.2%

Invesco Ltd.	328,842	12,413,785

Raymond James Financial, Inc.	178,025	9,031,208

TD Ameritrade Holding Corp.	152,850	4,791,848

Total		26,236,841

Insurance 6.6%

Aon PLC	79,400	7,153,146

Brown & Brown, Inc.	260,675	8,005,329

Hartford Financial Services Group, Inc. (The)	273,177	9,782,469

Lincoln National Corp.	194,602	10,010,327

Principal Financial Group, Inc.	126,152	6,368,153

Total		41,319,424

Real Estate Investment Trusts (REITs) 7.7%

Extra Space Storage, Inc.	77,766	4,141,040

Host Hotels & Resorts, Inc.	565,900	12,455,459

Rayonier, Inc.	161,843	5,753,519

SL Green Realty Corp.	98,525	10,779,620

Taubman Centers, Inc.	108,625	8,234,861

Weyerhaeuser Co.	213,700	7,071,333

Total		48,435,832

Real Estate Management & Development 1.1%

CBRE Group, Inc., Class A(a)	227,700	7,295,508

Total Financials		175,581,185

Health Care 11.0%
Health Care Equipment & Supplies 4.5%

Boston Scientific Corp.(a)	578,897	7,392,515

Teleflex, Inc.	81,786	8,636,602

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Zimmer Holdings, Inc.	117,312	12,184,024

Total		28,213,141

Health Care Providers & Services 5.6%

Cardinal Health, Inc.	96,154	6,592,318

CIGNA Corp.	88,638	8,152,037

Community Health Systems, Inc.(a)	167,087	7,580,737

Humana, Inc.	63,280	8,082,122

LifePoint Hospitals, Inc.(a)	82,125	5,099,962

Total		35,507,176

Pharmaceuticals 0.9%

Jazz Pharmaceuticals PLC(a)	37,825	5,560,653

Total Health Care		69,280,970

Industrials 9.9%
Airlines 1.2%

United Continental Holdings, Inc.(a)	178,413	7,327,422

Construction & Engineering 0.9%

Jacobs Engineering Group, Inc.(a)	104,274	5,555,719

Electrical Equipment 0.8%

Babcock & Wilcox Co. (The)	157,700	5,118,942

Industrial Conglomerates 1.2%

Carlisle Companies, Inc.	83,400	7,224,108

Machinery 2.1%

Manitowoc Co., Inc. (The)	121,050	3,977,703

Navistar International Corp.(a)	143,550	5,380,254

SPX Corp.	37,724	4,082,114

Total		13,440,071

Road & Rail 1.0%

JB Hunt Transport Services, Inc.	89,085	6,572,691

Trading Companies & Distributors 2.7%

AerCap Holdings NV(a)	158,325	7,251,285

United Rentals, Inc.(a)	35,900	3,759,807

WESCO International, Inc.(a)	71,125	6,143,777

Total		17,154,869

Total Industrials		62,393,822

Information Technology 10.8%
Communications Equipment 0.9%

Aruba Networks, Inc.(a)	140,450	2,460,684

F5 Networks, Inc.(a)	29,400	3,276,336

Total		5,737,020

Electronic Equipment, Instruments & Components 1.3%

Avnet, Inc.	89,449	3,963,485

FLIR Systems, Inc.	117,900	4,094,667

Total		8,058,152

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.2%

Xerox Corp.	603,642	7,509,306

Semiconductors & Semiconductor Equipment 5.0%

Avago Technologies Ltd.	50,375	3,630,526

KLA-Tencor Corp.	86,350	6,272,464

Lam Research Corp.	93,625	6,327,178

Micron Technology, Inc.(a)	203,000	6,688,850

NXP Semiconductor NV(a)	74,400	4,923,792

Skyworks Solutions, Inc.	78,700	3,695,752

Total		31,538,562

Software 2.4%

Autodesk, Inc.(a)	89,553	5,048,998

Electronic Arts, Inc.(a)	152,100	5,455,827

PTC, Inc.(a)	121,275	4,705,470

Total		15,210,295

Total Information Technology		68,053,335

Materials 6.2%
Chemicals 3.0%

Agrium, Inc.	34,395	3,151,614

Eastman Chemical Co.	72,423	6,326,149

PPG Industries, Inc.	33,640	7,069,446

Rayonier Advanced Materials, Inc.(a)	53,948	2,090,472

Total		18,637,681

Containers & Packaging 1.0%

Sealed Air Corp.	183,811	6,280,822

Metals & Mining 1.1%

Steel Dynamics, Inc.	390,000	7,000,500

Paper & Forest Products 1.1%

Domtar Corp.	82,030	3,514,985

International Paper Co.	74,025	3,736,042

Total		7,251,027

Total Materials		39,170,030

Telecommunication Services 0.3%
Wireless Telecommunication Services 0.3%

Telephone & Data Systems, Inc.	73,100	1,908,641

Total Telecommunication Services		1,908,641

Utilities 10.6%
Electric Utilities 5.7%

Edison International	165,300	9,605,583

Great Plains Energy, Inc.	247,850	6,659,729

Portland General Electric Co.	329,300	11,416,831

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
PPL Corp.	232,275	8,252,731

Total		35,934,874

Gas Utilities 1.0%

Questar Corp.	256,041	6,349,817

Independent Power and Renewable Electricity Producers 3.0%

AES Corp. (The)	683,825	10,633,479

NRG Energy, Inc.	215,550	8,018,460

Total		18,651,939

Multi-Utilities 0.9%

CMS Energy Corp.	169,700	5,286,155

Total Utilities		66,222,785

Total Common Stocks
(Cost: $480,781,573)		614,512,263

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	7,862,551	7,862,551

Total Money Market Funds
(Cost: $7,862,551)		7,862,551

Total Investments
(Cost: $488,644,124)		622,374,814

Other Assets & Liabilities, Net		6,546,611

Net Assets		628,921,425

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,368,148	97,298,100	(98,803,697)	7,862,551	4,413	7,862,551

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	71,212,967	—	—	71,212,967

Consumer Staples	6,344,896	—	—	6,344,896

Energy	54,343,632	—	—	54,343,632

Financials	175,581,185	—	—	175,581,185

Health Care	69,280,970	—	—	69,280,970

Industrials	62,393,822	—	—	62,393,822

Information Technology	68,053,335	—	—	68,053,335

Materials	39,170,030	—	—	39,170,030

Telecommunication Services	1,908,641	—	—	1,908,641

Utilities	66,222,785	—	—	66,222,785

Total Equity Securities	614,512,263	—	—	614,512,263

Mutual Funds

Money Market Funds	7,862,551	—	—	7,862,551

Total Mutual Funds	7,862,551	—	—	7,862,551

Total	622,374,814	—	—	622,374,814

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $480,781,573)	$614,512,263

Affiliated issuers (identified cost $7,862,551)	7,862,551

Total investments (identified cost $488,644,124)	622,374,814

Receivable for:

Investments sold	9,759,800

Capital shares sold	48,969

Dividends	848,163

Reclaims	2,580

Trustees’ deferred compensation plan	13,576

Total assets	633,047,902

Liabilities

Payable for:

Investments purchased	187,806

Capital shares purchased	3,357,579

Investment management fees	404,948

Distribution and/or service fees	15,585

Transfer agent fees	32,377

Administration fees	31,802

Compensation of board members	37,056

Other expenses	45,748

Trustees’ deferred compensation plan	13,576

Total liabilities	4,126,477

Net assets applicable to outstanding capital stock	$628,921,425

Represented by

Trust capital	$628,921,425

Total — representing net assets applicable to outstanding capital stock	$628,921,425

Class 1

Net assets	$492,339,813

Shares outstanding	27,307,401

Net asset value per share	$18.03

Class 2

Net assets	$11,885,611

Shares outstanding	665,439

Net asset value per share	$17.86

Class 3

Net assets	$124,696,001

Shares outstanding	6,953,430

Net asset value per share	$17.93

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$4,741,902

Dividends — affiliated issuers	4,413

Foreign taxes withheld	(20,168)

Total income	4,726,147

Expenses:

Investment management fees	2,355,019

Distribution and/or service fees

Class 2	12,331

Class 3	74,673

Transfer agent fees

Class 1	149,456

Class 2	2,959

Class 3	35,842

Administration fees	184,966

Compensation of board members	11,193

Custodian fees	6,880

Printing and postage fees	18,731

Professional fees	14,844

Other	7,255

Total expenses	2,874,149

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(40,319)

Total net expenses	2,833,830

Net investment income	1,892,317

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	67,258,751

Net realized gain	67,258,751

Net change in unrealized appreciation (depreciation) on:

Investments	(10,384,999)

Net change in unrealized appreciation (depreciation)	(10,384,999)

Net realized and unrealized gain	56,873,752

Net increase in net assets resulting from operations	$58,766,069

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$1,892,317	$5,371,303

Net realized gain	67,258,751	229,377,271

Net change in unrealized appreciation (depreciation)	(10,384,999)	28,967,293

Net increase in net assets resulting from operations	58,766,069	263,715,867

Increase (decrease) in net assets from capital stock activity	(94,889,789)	(533,591,402)

Total decrease in net assets	(36,123,720)	(269,875,535)

Net assets at beginning of period	665,045,145	934,920,680

Net assets at end of period	$628,921,425	$665,045,145

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	4,153,388	69,736,427	6,521,795	97,151,677

Redemptions	(9,480,615)	(159,931,077)	(44,401,936)	(629,626,354)

Net decrease	(5,327,227)	(90,194,650)	(37,880,141)	(532,474,677)

Class 2 shares

Subscriptions	164,365	2,777,364	387,633	5,527,929

Redemptions	(30,261)	(515,420)	(17,264)	(251,371)

Net increase	134,104	2,261,944	370,369	5,276,558

Class 3 shares

Subscriptions	43,566	744,865	266,458	3,891,242

Redemptions	(456,484)	(7,701,948)	(739,673)	(10,284,525)

Net decrease	(412,918)	(6,957,083)	(473,215)	(6,393,283)

Total net decrease	(5,606,041)	(94,889,789)	(37,982,987)	(533,591,402)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.42		$11.91		$10.04	$10.96	$9.92

Income from investment operations:

Net investment income	0.05		0.10		0.12	0.08	0.06

Net realized and unrealized gain (loss)	1.56		4.41		1.75	(1.00)	0.98

Total from investment operations	1.61		4.51		1.87	(0.92)	1.04

Net asset value, end of period	$18.03		$16.42		$11.91	$10.04	$10.96

Total return	9.80%		37.87%		18.63%	(8.39%)	10.48%

Ratios to average net assets(b)

Total gross expenses	0.89	%(c)	0.88	%(d)	0.88%	0.87%	0.85	%(c)

Total net expenses(e)	0.87	%(c)	0.87	%(d)	0.88%	0.87%	0.85	%(c)

Net investment income	0.63	%(c)	0.68%		1.08%	0.77%	0.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$492,340		$535,980		$839,959	$856,802	$720,087

Portfolio turnover	26%		58%		53%	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.29		$11.84		$10.01	$10.95	$9.92

Income from investment operations:

Net investment income	0.04		0.07		0.10	0.06	0.07

Net realized and unrealized gain (loss)	1.53		4.38		1.73	(1.00)	0.96

Total from investment operations	1.57		4.45		1.83	(0.94)	1.03

Net asset value, end of period	$17.86		$16.29		$11.84	$10.01	$10.95

Total return	9.64%		37.58%		18.28%	(8.58%)	10.38%

Ratios to average net assets(b)

Total gross expenses	1.14	%(c)	1.14	%(d)	1.13%	1.13%	1.12	%(c)

Total net expenses(e)	1.13	%(c)	1.12	%(d)	1.13%	1.13%	1.12	%(c)

Net investment income	0.43	%(c)	0.51%		0.91%	0.62%	1.02	%(c)

Supplemental data

Net assets, end of period (in thousands)	$11,886		$8,656		$1,906	$1,078	$321

Portfolio turnover	26%		58%		53%	59%	80%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013		2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$16.35		$11.87		$10.02	$10.95	$8.94	$6.34

Income from investment operations:

Net investment income	0.04		0.08		0.11	0.06	0.06	0.10

Net realized and unrealized gain (loss)	1.54		4.40		1.74	(0.99)	1.95	2.50

Total from investment operations	1.58		4.48		1.85	(0.93)	2.01	2.60

Net asset value, end of period	$17.93		$16.35		$11.87	$10.02	$10.95	$8.94

Total return	9.66%		37.74%		18.46%	(8.49%)	22.51%	40.93%

Ratios to average net assets(a)

Total gross expenses	1.01	%(b)	1.01	%(c)	1.00%	1.00%	1.00%	0.85%

Total net expenses(d)	1.00	%(b)	1.00	%(c)	1.00%	1.00%	1.00%	0.85%

Net investment income	0.52	%(b)	0.59%		0.97%	0.57%	0.65%	1.48%

Supplemental data

Net assets, end of period (in thousands)	$124,696		$120,409		$93,055	$99,525	$137,110	$242,390

Portfolio turnover	26%		58%		53%	59%	80%	39%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

16	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines

Semiannual Report 2014	17

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.75% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $1,109.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of

Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.940%	0.870%
Class 2	1.190	1.120
Class 3	1.065	0.995

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $163,227,093 and $264,622,183, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

18	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 97.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2014	19

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

20	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Value Opportunity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	21

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

22	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

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Semiannual Report 2014	23

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

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24	Semiannual Report 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6479 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – S&P 500 Index Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — S&P 500 Index Fund (the Fund) Class 3 shares returned 6.91% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the S&P 500 Index, which returned 7.14% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	6.96	24.26	18.41	7.38
Class 2*	04/25/11	6.86	23.95	18.20	7.26
Class 3	05/01/00	6.91	24.04	18.32	7.35
S&P 500 Index		7.14	24.61	18.83	7.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class- related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Apple, Inc.	3.2
ExxonMobil Corp.	2.5
Microsoft Corp.	1.8
Johnson & Johnson	1.7
General Electric Co.	1.5
Wells Fargo & Co.	1.4
Chevron Corp.	1.4
Berkshire Hathaway, Inc., Class B	1.3
JPMorgan Chase & Co.	1.3
Procter & Gamble Co. (The)	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	98.4
Consumer Discretionary	11.6
Consumer Staples	9.4
Energy	10.7
Financials	15.9
Health Care	13.1
Industrials	10.3
Information Technology	18.5
Materials	3.4
Telecommunication Services	2.4
Utilities	3.1
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Semiannual Report 2014	3

Columbia Variable Portfolio – S&P 500 Index Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,069.60	1,023.26	1.59	1.56	0.31
Class 2	1,000.00	1,000.00	1,068.60	1,022.02	2.87	2.81	0.56
Class 3	1,000.00	1,000.00	1,069.10	1,022.66	2.21	2.16	0.43

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Auto Components 0.4%

BorgWarner, Inc.	3,629	236,574

Delphi Automotive PLC	4,389	301,700

Goodyear Tire & Rubber Co. (The)	4,382	121,732

Johnson Controls, Inc.	10,548	526,662

Total		1,186,668

Automobiles 0.7%

Ford Motor Co.	62,792	1,082,534

General Motors Co.	20,880	757,944

Harley-Davidson, Inc.	3,470	242,379

Total		2,082,857

Distributors 0.1%

Genuine Parts Co.	2,440	214,232

Diversified Consumer Services 0.1%

Graham Holdings Co., Class B	68	48,831

H&R Block, Inc.	4,355	145,980

Total		194,811

Hotels, Restaurants & Leisure 1.7%

Carnival Corp.	6,962	262,119

Chipotle Mexican Grill, Inc.(a)	496	293,885

Darden Restaurants, Inc.	2,093	96,843

Marriott International, Inc., Class A	3,488	223,581

McDonald’s Corp.	15,694	1,581,014

Starbucks Corp.	11,952	924,846

Starwood Hotels & Resorts Worldwide, Inc.	3,047	246,259

Wyndham Worldwide Corp.	2,021	153,030

Wynn Resorts Ltd.	1,288	267,337

Yum! Brands, Inc.	7,007	568,968

Total		4,617,882

Household Durables 0.4%

D.R. Horton, Inc.	4,543	111,667

Garmin Ltd.	1,948	118,633

Harman International Industries, Inc.	1,082	116,239

Leggett & Platt, Inc.	2,200	75,416

Lennar Corp., Class A	2,790	117,124

Mohawk Industries, Inc.(a)	970	134,190

Newell Rubbermaid, Inc.	4,394	136,170

PulteGroup, Inc.	5,412	109,106

Whirlpool Corp.	1,233	171,659

Total		1,090,204

Internet & Catalog Retail 1.3%

Amazon.com, Inc.(a)	5,921	1,923,022

Common Stocks (continued)
Issuer	Shares	Value ($)
Expedia, Inc.	1,628	128,221

Netflix, Inc.(a)	954	420,333

Priceline Group, Inc. (The)(a)	835	1,004,505

TripAdvisor, Inc.(a)	1,766	191,894

Total		3,667,975

Leisure Products 0.1%

Hasbro, Inc.	1,835	97,347

Mattel, Inc.	5,387	209,931

Total		307,278

Media 3.5%

Cablevision Systems Corp., Class A	3,438	60,681

CBS Corp., Class B Non Voting	8,391	521,417

Comcast Corp., Class A	41,283	2,216,071

DIRECTV(a)	7,438	632,304

Discovery Communications, Inc., Class A(a)	3,464	257,306

Gannett Co., Inc.	3,600	112,716

Interpublic Group of Companies, Inc. (The)	6,727	131,244

News Corp., Class A(a)	7,907	141,852

Omnicom Group, Inc.	4,105	292,358

Scripps Networks Interactive, Inc., Class A	1,704	138,262

Time Warner Cable, Inc.	4,426	651,950

Time Warner, Inc.	14,006	983,921

Twenty-First Century Fox, Inc., Class A	30,404	1,068,701

Viacom, Inc., Class B	6,212	538,767

Walt Disney Co. (The)	25,577	2,192,972

Total		9,940,522

Multiline Retail 0.6%

Dollar General Corp.(a)	4,815	276,188

Dollar Tree, Inc.(a)	3,283	178,792

Family Dollar Stores, Inc.	1,517	100,334

Kohl’s Corp.	3,096	163,097

Macy’s, Inc.	5,721	331,933

Nordstrom, Inc.	2,232	151,620

Target Corp.	10,057	582,803

Total		1,784,767

Specialty Retail 2.0%

AutoNation, Inc.(a)	1,005	59,978

AutoZone, Inc.(a)	527	282,598

Bed Bath & Beyond, Inc.(a)	3,241	185,969

Best Buy Co., Inc.	4,374	135,638

CarMax, Inc.(a)	3,499	181,983

GameStop Corp., Class A	1,821	73,696

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Gap, Inc. (The)	4,129	171,642

Home Depot, Inc. (The)	21,724	1,758,775

L Brands, Inc.	3,894	228,422

Lowe’s Companies, Inc.	15,835	759,922

O’Reilly Automotive, Inc.(a)	1,682	253,309

PetSmart, Inc.	1,575	94,185

Ross Stores, Inc.	3,375	223,189

Staples, Inc.	10,269	111,316

Tiffany & Co.	1,764	176,841

TJX Companies, Inc. (The)	11,123	591,187

Tractor Supply Co.	2,200	132,880

Urban Outfitters, Inc.(a)	1,617	54,752

Total		5,476,282

Textiles, Apparel & Luxury Goods 0.8%

Coach, Inc.	4,353	148,829

Fossil Group, Inc.(a)	757	79,122

Michael Kors Holdings Ltd.(a)	2,855	253,096

Nike, Inc., Class B	11,713	908,343

PVH Corp.	1,306	152,280

Ralph Lauren Corp.	931	149,602

Under Armour, Inc., Class A(a)	2,570	152,889

VF Corp.	5,466	344,358

Total		2,188,519

Total Consumer Discretionary		32,751,997

Consumer Staples 9.4%
Beverages 2.1%

Brown-Forman Corp., Class B	2,572	242,205

Coca-Cola Co. (The)	60,022	2,542,532

Coca-Cola Enterprises, Inc.	3,712	177,359

Constellation Brands, Inc., Class A(a)	2,681	236,277

Dr. Pepper Snapple Group, Inc.	3,117	182,594

Molson Coors Brewing Co., Class B	2,525	187,254

Monster Beverage Corp.(a)	2,150	152,715

PepsiCo, Inc.	24,072	2,150,592

Total		5,871,528

Food & Staples Retailing 2.2%

Costco Wholesale Corp.	6,958	801,283

CVS Caremark Corp.	18,567	1,399,395

Kroger Co. (The)	8,090	399,889

Safeway, Inc.	3,658	125,616

SYSCO Corp.	9,285	347,723

Wal-Mart Stores, Inc.	25,593	1,921,266

Walgreen Co.	13,940	1,033,372

Common Stocks (continued)
Issuer	Shares	Value ($)
Whole Foods Market, Inc.	5,836	225,445

Total		6,253,989

Food Products 1.6%

Archer-Daniels-Midland Co.	10,392	458,391

Campbell Soup Co.	2,843	130,238

ConAgra Foods, Inc.	6,686	198,441

General Mills, Inc.	9,759	512,738

Hershey Co. (The)	2,369	230,670

Hormel Foods Corp.	2,140	105,609

JM Smucker Co. (The)	1,647	175,521

Kellogg Co.	4,046	265,822

Keurig Green Mountain, Inc.	2,015	251,089

Kraft Foods Group, Inc.	9,451	566,587

McCormick & Co., Inc.	2,072	148,334

Mead Johnson Nutrition Co.	3,210	299,076

Mondelez International, Inc., Class A	26,859	1,010,167

Tyson Foods, Inc., Class A	4,369	164,012

Total		4,516,695

Household Products 1.8%

Clorox Co. (The)	2,044	186,822

Colgate-Palmolive Co.	13,811	941,634

Kimberly-Clark Corp.	5,983	665,429

Procter & Gamble Co. (The)	42,970	3,377,012

Total		5,170,897

Personal Products 0.2%

Avon Products, Inc.	6,899	100,794

Estee Lauder Companies, Inc. (The), Class A	4,010	297,783

Total		398,577

Tobacco 1.5%

Altria Group, Inc.	31,543	1,322,913

Lorillard, Inc.	5,759	351,126

Philip Morris International, Inc.	24,977	2,105,811

Reynolds American, Inc.	4,939	298,069

Total		4,077,919

Total Consumer Staples		26,289,605

Energy 10.7%
Energy Equipment & Services 2.1%

Baker Hughes, Inc.	6,923	515,417

Cameron International Corp.(a)	3,241	219,448

Diamond Offshore Drilling, Inc.	1,087	53,948

Ensco PLC, Class A	3,713	206,331

FMC Technologies, Inc.(a)	3,733	227,974

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Halliburton Co.	13,408	952,102

Helmerich & Payne, Inc.	1,716	199,245

Nabors Industries Ltd.	4,154	122,003

National Oilwell Varco, Inc.	6,813	561,051

Noble Corp. PLC	4,035	135,415

Rowan Companies PLC, Class A	1,976	63,094

Schlumberger Ltd.	20,679	2,439,088

Transocean Ltd.	5,405	243,387

Total		5,938,503

Oil, Gas & Consumable Fuels 8.6%

Anadarko Petroleum Corp.	8,021	878,059

Apache Corp.	6,125	616,298

Cabot Oil & Gas Corp.	6,624	226,143

Chesapeake Energy Corp.	8,041	249,914

Chevron Corp.	30,228	3,946,265

Cimarex Energy Co.	1,380	197,975

ConocoPhillips	19,497	1,671,478

CONSOL Energy, Inc.	3,653	168,294

Denbury Resources, Inc.	5,584	103,081

Devon Energy Corp.	6,091	483,625

EOG Resources, Inc.	8,679	1,014,228

EQT Corp.	2,411	257,736

ExxonMobil Corp.	68,194	6,865,772

Hess Corp.	4,192	414,547

Kinder Morgan, Inc.	10,609	384,682

Marathon Oil Corp.	10,735	428,541

Marathon Petroleum Corp.	4,581	357,639

Murphy Oil Corp.	2,679	178,100

Newfield Exploration Co.(a)	2,163	95,605

Noble Energy, Inc.	5,703	441,754

Occidental Petroleum Corp.	12,474	1,280,207

ONEOK, Inc.	3,299	224,596

Peabody Energy Corp.	4,308	70,436

Phillips 66	8,984	722,583

Pioneer Natural Resources Co.	2,272	522,128

QEP Resources, Inc.	2,858	98,601

Range Resources Corp.	2,679	232,939

Southwestern Energy Co.(a)	5,607	255,062

Spectra Energy Corp.	10,651	452,454

Tesoro Corp.	2,054	120,508

Valero Energy Corp.	8,472	424,447

Williams Companies, Inc. (The)	11,728	682,687

Total		24,066,384

Total Energy		30,004,887

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.9%
Banks 5.8%

Bank of America Corp.	166,980	2,566,483

BB&T Corp.	11,408	449,817

Citigroup, Inc.	48,239	2,272,057

Comerica, Inc.	2,885	144,712

Fifth Third Bancorp	13,506	288,353

Huntington Bancshares, Inc.	13,144	125,394

JPMorgan Chase & Co.	60,097	3,462,789

KeyCorp	14,025	200,978

M&T Bank Corp.	2,089	259,140

PNC Financial Services Group, Inc. (The)	8,481	755,233

Regions Financial Corp.	21,898	232,557

SunTrust Banks, Inc.	8,461	338,948

U.S. Bancorp	28,823	1,248,612

Wells Fargo & Co.	76,108	4,000,237

Zions Bancorporation	2,934	86,465

Total		16,431,775

Capital Markets 2.1%

Affiliated Managers Group, Inc.(a)	900	184,860

Ameriprise Financial, Inc.(b)	3,015	361,800

Bank of New York Mellon Corp. (The)	18,109	678,725

BlackRock, Inc.	1,985	634,406

Charles Schwab Corp. (The)	18,594	500,736

E*TRADE Financial Corp.(a)	4,581	97,392

Franklin Resources, Inc.	6,380	369,019

Goldman Sachs Group, Inc. (The)	6,604	1,105,774

Invesco Ltd.	6,869	259,305

Legg Mason, Inc.	1,633	83,789

Morgan Stanley	22,224	718,502

Northern Trust Corp.	3,529	226,597

State Street Corp.	6,841	460,126

T. Rowe Price Group, Inc.	4,172	352,159

Total		6,033,190

Consumer Finance 1.0%

American Express Co.	14,455	1,371,346

Capital One Financial Corp.	9,075	749,595

Discover Financial Services	7,403	458,838

Navient Corp.	6,715	118,922

Total		2,698,701

Diversified Financial Services 1.8%

Berkshire Hathaway, Inc., Class B(a)	28,591	3,618,477

CME Group, Inc.	5,010	355,459

Intercontinental Exchange, Inc.	1,830	345,687

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Leucadia National Corp.	5,031	131,913

McGraw Hill Financial, Inc.	4,323	358,939

Moody’s Corp.	2,988	261,928

NASDAQ OMX Group, Inc. (The)	1,869	72,181

Total		5,144,584

Insurance 2.8%

ACE Ltd.	5,363	556,143

Aflac, Inc.	7,211	448,885

Allstate Corp. (The)	6,893	404,757

American International Group, Inc.	22,974	1,253,921

Aon PLC	4,710	424,324

Assurant, Inc.	1,137	74,530

Chubb Corp. (The)	3,883	357,896

Cincinnati Financial Corp.	2,337	112,269

Genworth Financial, Inc., Class A(a)	7,879	137,095

Hartford Financial Services Group, Inc. (The)	7,139	255,648

Lincoln National Corp.	4,188	215,431

Loews Corp.	4,848	213,360

Marsh & McLennan Companies, Inc.	8,728	452,285

MetLife, Inc.	17,875	993,135

Principal Financial Group, Inc.	4,343	219,235

Progressive Corp. (The)	8,650	219,364

Prudential Financial, Inc.	7,337	651,305

Torchmark Corp.	1,392	114,033

Travelers Companies, Inc. (The)	5,517	518,984

Unum Group	4,086	142,029

XL Group PLC	4,312	141,132

Total		7,905,761

Real Estate Investment Trusts (REITs) 2.2%

American Tower Corp.	6,284	565,434

Apartment Investment & Management Co., Class A	2,319	74,834

AvalonBay Communities, Inc.	1,937	275,422

Boston Properties, Inc.	2,428	286,941

Crown Castle International Corp.	5,298	393,430

Equity Residential	5,332	335,916

Essex Property Trust, Inc.	995	183,986

General Growth Properties, Inc.	8,280	195,077

HCP, Inc.	7,274	300,998

Health Care REIT, Inc.	4,851	304,012

Host Hotels & Resorts, Inc.	12,022	264,604

Kimco Realty Corp.	6,520	149,830

Macerich Co. (The)	2,235	149,186

Common Stocks (continued)
Issuer	Shares	Value ($)
Plum Creek Timber Co., Inc.	2,811	126,776

ProLogis, Inc.	7,937	326,131

Public Storage	2,299	393,934

Simon Property Group, Inc.	4,934	820,426

Ventas, Inc.	4,673	299,539

Vornado Realty Trust	2,770	295,642

Weyerhaeuser Co.	9,293	307,505

Total		6,049,623

Real Estate Management & Development 0.1%

CBRE Group, Inc., Class A(a)	4,431	141,969

Thrifts & Mortgage Finance 0.1%

Hudson City Bancorp, Inc.	7,555	74,266

People’s United Financial, Inc.	4,923	74,682

Total		148,948

Total Financials		44,554,551

Health Care 13.1%
Biotechnology 2.5%

Alexion Pharmaceuticals, Inc.(a)	3,142	490,937

Amgen, Inc.	12,023	1,423,162

Biogen Idec, Inc.(a)	3,765	1,187,142

Celgene Corp.(a)	12,720	1,092,394

Gilead Sciences, Inc.(a)	24,388	2,022,009

Regeneron Pharmaceuticals, Inc.(a)	1,265	357,325

Vertex Pharmaceuticals, Inc.(a)	3,750	355,050

Total		6,928,019

Health Care Equipment & Supplies 2.1%

Abbott Laboratories	23,852	975,547

Baxter International, Inc.	8,614	622,792

Becton Dickinson and Co.	3,066	362,708

Boston Scientific Corp.(a)	21,005	268,234

CareFusion Corp.(a)	3,294	146,089

Covidien PLC	7,161	645,779

CR Bard, Inc.	1,213	173,471

DENTSPLY International, Inc.	2,251	106,585

Edwards Lifesciences Corp.(a)	1,677	143,954

Intuitive Surgical, Inc.(a)	608	250,374

Medtronic, Inc.	15,863	1,011,425

St. Jude Medical, Inc.	4,512	312,456

Stryker Corp.	4,694	395,798

Varian Medical Systems, Inc.(a)	1,652	137,347

Zimmer Holdings, Inc.	2,664	276,683

Total		5,829,242

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.0%

Aetna, Inc.	5,674	460,048

AmerisourceBergen Corp.	3,586	260,559

Cardinal Health, Inc.	5,403	370,430

CIGNA Corp.	4,267	392,436

DaVita HealthCare Partners, Inc.(a)	2,821	204,015

Express Scripts Holding Co.(a)	12,274	850,956

Humana, Inc.	2,457	313,808

Laboratory Corp. of America Holdings(a)	1,348	138,035

McKesson Corp.	3,660	681,529

Patterson Companies, Inc.	1,305	51,560

Quest Diagnostics, Inc.	2,294	134,635

Tenet Healthcare Corp.(a)	1,549	72,710

UnitedHealth Group, Inc.	15,562	1,272,193

WellPoint, Inc.	4,443	478,111

Total		5,681,025

Health Care Technology 0.1%

Cerner Corp.(a)	4,691	241,962

Life Sciences Tools & Services 0.4%

Agilent Technologies, Inc.	5,292	303,972

PerkinElmer, Inc.	1,796	84,125

Thermo Fisher Scientific, Inc.	6,334	747,412

Waters Corp.(a)	1,347	140,681

Total		1,276,190

Pharmaceuticals 6.0%

AbbVie, Inc.	25,249	1,425,054

Actavis PLC(a)	2,941	655,990

Allergan, Inc.	4,725	799,565

Bristol-Myers Squibb Co.	26,314	1,276,492

Eli Lilly & Co.	15,642	972,463

Forest Laboratories, Inc.	3,808	376,992

Hospira, Inc.(a)	2,655	136,387

Johnson & Johnson	44,923	4,699,844

Merck & Co., Inc.	46,404	2,684,471

Mylan, Inc.(a)	5,936	306,060

Perrigo Co. PLC	2,126	309,886

Pfizer, Inc.	101,292	3,006,347

Zoetis, Inc.	7,955	256,708

Total		16,906,259

Total Health Care		36,862,697

Industrials 10.3%
Aerospace & Defense 2.6%

Boeing Co. (The)	10,652	1,355,254

Common Stocks (continued)
Issuer	Shares	Value ($)
General Dynamics Corp.	5,174	603,030

Honeywell International, Inc.	12,434	1,155,740

L-3 Communications Holdings, Inc.	1,371	165,548

Lockheed Martin Corp.	4,233	680,370

Northrop Grumman Corp.	3,398	406,503

Precision Castparts Corp.	2,299	580,267

Raytheon Co.	4,968	458,298

Rockwell Collins, Inc.	2,150	168,001

Textron, Inc.	4,434	169,778

United Technologies Corp.	13,395	1,546,453

Total		7,289,242

Air Freight & Logistics 0.7%

CH Robinson Worldwide, Inc.	2,355	150,226

Expeditors International of Washington, Inc.	3,134	138,397

FedEx Corp.	4,411	667,737

United Parcel Service, Inc., Class B	11,195	1,149,279

Total		2,105,639

Airlines 0.3%

Delta Air Lines, Inc.	13,465	521,365

Southwest Airlines Co.	10,985	295,057

Total		816,422

Building Products 0.1%

Allegion PLC	1,424	80,712

Masco Corp.	5,662	125,697

Total		206,409

Commercial Services & Supplies 0.5%

ADT Corp. (The)	2,769	96,749

Cintas Corp.	1,602	101,791

Iron Mountain, Inc.	2,711	96,105

Pitney Bowes, Inc.	3,216	88,826

Republic Services, Inc.	4,245	161,183

Stericycle, Inc.(a)	1,345	159,275

Tyco International Ltd.	7,324	333,974

Waste Management, Inc.	6,870	307,295

Total		1,345,198

Construction & Engineering 0.1%

Fluor Corp.	2,529	194,480

Jacobs Engineering Group, Inc.(a)	2,099	111,835

Quanta Services, Inc.(a)	3,458	119,577

Total		425,892

Electrical Equipment 0.6%

AMETEK, Inc.	3,895	203,631

Eaton Corp. PLC	7,571	584,330

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Emerson Electric Co.	11,142	739,383

Rockwell Automation, Inc.	2,197	274,976

Total		1,802,320

Industrial Conglomerates 2.3%

3M Co.	9,868	1,413,492

Danaher Corp.	9,551	751,950

General Electric Co.	159,237	4,184,749

Roper Industries, Inc.	1,587	231,718

Total		6,581,909

Machinery 1.7%

Caterpillar, Inc.	9,910	1,076,920

Cummins, Inc.	2,715	418,897

Deere & Co.	5,779	523,288

Dover Corp.	2,645	240,563

Flowserve Corp.	2,181	162,157

Illinois Tool Works, Inc.	6,025	527,549

Ingersoll-Rand PLC	3,984	249,040

Joy Global, Inc.	1,585	97,604

PACCAR, Inc.	5,631	353,796

Pall Corp.	1,743	148,835

Parker Hannifin Corp.	2,363	297,100

Pentair PLC	3,093	223,067

Snap-On, Inc.	926	109,750

Stanley Black & Decker, Inc.	2,477	217,530

Xylem, Inc.	2,920	114,114

Total		4,760,210

Professional Services 0.2%

Dun & Bradstreet Corp. (The)	590	65,018

Equifax, Inc.	1,940	140,728

Nielsen NV	4,815	233,094

Robert Half International, Inc.	2,183	104,216

Total		543,056

Road & Rail 1.0%

CSX Corp.	15,950	491,419

Kansas City Southern	1,750	188,143

Norfolk Southern Corp.	4,918	506,702

Ryder System, Inc.	846	74,524

Union Pacific Corp.	14,382	1,434,604

Total		2,695,392

Trading Companies & Distributors 0.2%

Fastenal Co.	4,338	214,688

WW Grainger, Inc.	965	245,370

Total		460,058

Total Industrials		29,031,747

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.5%
Communications Equipment 1.7%

Cisco Systems, Inc.	81,346	2,021,448

F5 Networks, Inc.(a)	1,204	134,174

Harris Corp.	1,692	128,169

Juniper Networks, Inc.(a)	7,524	184,639

Motorola Solutions, Inc.	3,591	239,053

QUALCOMM, Inc.	26,803	2,122,797

Total		4,830,280

Electronic Equipment, Instruments & Components 0.4%

Amphenol Corp., Class A	2,493	240,176

Corning, Inc.	20,776	456,033

FLIR Systems, Inc.	2,250	78,142

Jabil Circuit, Inc.	2,935	61,342

TE Connectivity Ltd.	6,490	401,342

Total		1,237,035

Internet Software & Services 3.1%

Akamai Technologies, Inc.(a)	2,827	172,617

eBay, Inc.(a)	18,113	906,737

Facebook, Inc., Class A(a)	27,305	1,837,353

Google, Inc., Class A(a)	4,496	2,628,676

Google, Inc., Class C(a)	4,496	2,586,459

VeriSign, Inc.(a)	1,963	95,814

Yahoo!, Inc.(a)	14,866	522,243

Total		8,749,899

IT Services 3.3%

Accenture PLC, Class A	10,052	812,604

Alliance Data Systems Corp.(a)	860	241,875

Automatic Data Processing, Inc.	7,655	606,889

Cognizant Technology Solutions Corp., Class A(a)	9,664	472,666

Computer Sciences Corp.	2,298	145,234

Fidelity National Information Services, Inc.	4,568	250,052

Fiserv, Inc.(a)	3,960	238,867

International Business Machines Corp.	15,108	2,738,627

MasterCard, Inc., Class A	15,955	1,172,214

Paychex, Inc.	5,141	213,660

Teradata Corp.(a)	2,502	100,580

Total System Services, Inc.	2,639	82,891

Visa, Inc., Class A	7,981	1,681,677

Western Union Co. (The)	8,557	148,378

Xerox Corp.	17,348	215,809

Total		9,122,023

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.3%

Altera Corp.	4,972	172,827

Analog Devices, Inc.	4,990	269,809

Applied Materials, Inc.	19,334	435,982

Avago Technologies Ltd.	3,995	287,920

Broadcom Corp., Class A	8,826	327,621

First Solar, Inc.(a)	1,131	80,369

Intel Corp.	79,045	2,442,491

KLA-Tencor Corp.	2,632	191,188

Lam Research Corp.	2,576	174,086

Linear Technology Corp.	3,755	176,748

Microchip Technology, Inc.	3,179	155,167

Micron Technology, Inc.(a)	16,996	560,018

NVIDIA Corp.	8,858	164,227

Texas Instruments, Inc.	17,141	819,168

Xilinx, Inc.	4,268	201,919

Total		6,459,540

Software 3.5%

Adobe Systems, Inc.(a)	7,348	531,701

Autodesk, Inc.(a)	3,618	203,983

CA, Inc.	5,063	145,511

Citrix Systems, Inc.(a)	2,604	162,880

Electronic Arts, Inc.(a)	4,995	179,171

Intuit, Inc.	4,508	363,029

Microsoft Corp.	119,365	4,977,521

Oracle Corp.	54,517	2,209,574

Red Hat, Inc.(a)	3,009	166,307

Salesforce.com, Inc.(a)	8,970	520,978

Symantec Corp.	10,986	251,579

Total		9,712,234

Technology Hardware, Storage & Peripherals 4.2%

Apple, Inc.(c)	95,745	8,897,583

EMC Corp.	32,509	856,287

Hewlett-Packard Co.	29,715	1,000,801

NetApp, Inc.	5,259	192,059

SanDisk Corp.	3,594	375,321

Seagate Technology PLC	5,186	294,668

Western Digital Corp.	3,322	306,621

Total		11,923,340

Total Information Technology		52,034,351

Materials 3.4%
Chemicals 2.5%

Air Products & Chemicals, Inc.	3,372	433,707

Common Stocks (continued)
Issuer	Shares	Value ($)
Airgas, Inc.	1,063	115,771

CF Industries Holdings, Inc.	827	198,918

Dow Chemical Co. (The)	19,119	983,864

Eastman Chemical Co.	2,385	208,330

Ecolab, Inc.	4,291	477,760

EI du Pont de Nemours & Co.	14,583	954,311

FMC Corp.	2,113	150,424

International Flavors & Fragrances, Inc.	1,292	134,730

LyondellBasell Industries NV, Class A	6,615	645,955

Monsanto Co.	8,325	1,038,460

Mosaic Co. (The)	5,137	254,025

PPG Industries, Inc.	2,196	461,489

Praxair, Inc.	4,652	617,972

Sherwin-Williams Co. (The)	1,346	278,501

Sigma-Aldrich Corp.	1,889	191,696

Total		7,145,913

Construction Materials 0.1%

Vulcan Materials Co.	2,077	132,409

Containers & Packaging 0.2%

Avery Dennison Corp.	1,511	77,439

Ball Corp.	2,213	138,711

Bemis Co., Inc.	1,603	65,178

MeadWestvaco Corp.	2,666	117,997

Owens-Illinois, Inc.(a)	2,619	90,722

Sealed Air Corp.	3,087	105,483

Total		595,530

Metals & Mining 0.5%

Alcoa, Inc.	18,613	277,148

Allegheny Technologies, Inc.	1,725	77,797

Freeport-McMoRan Copper & Gold, Inc.	16,494	602,031

Newmont Mining Corp.	7,914	201,332

Nucor Corp.	5,059	249,156

United States Steel Corp.	2,299	59,866

Total		1,467,330

Paper & Forest Products 0.1%

International Paper Co.	6,878	347,132

Total Materials		9,688,314

Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%

AT&T, Inc.	82,413	2,914,125

CenturyLink, Inc.	9,093	329,167

Frontier Communications Corp.	15,916	92,949

Verizon Communications, Inc.	65,760	3,217,637

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Windstream Holdings, Inc.	9,568	95,297

Total		6,649,175

Total Telecommunication Services		6,649,175

Utilities 3.1%
Electric Utilities 1.8%

American Electric Power Co., Inc.	7,751	432,273

Duke Energy Corp.	11,231	833,228

Edison International	5,175	300,719

Entergy Corp.	2,850	233,957

Exelon Corp.	13,634	497,368

FirstEnergy Corp.	6,668	231,513

NextEra Energy, Inc.	6,923	709,469

Northeast Utilities	5,020	237,295

Pepco Holdings, Inc.	3,984	109,480

Pinnacle West Capital Corp.	1,752	101,336

PPL Corp.	10,030	356,366

Southern Co. (The)	14,144	641,855

Xcel Energy, Inc.	7,973	256,970

Total		4,941,829

Gas Utilities —%

AGL Resources, Inc.	1,893	104,172

Independent Power and Renewable Electricity Producers 0.1%

AES Corp. (The)	10,483	163,011

NRG Energy, Inc.	5,357	199,280

Total		362,291

Multi-Utilities 1.2%

Ameren Corp.	3,852	157,470

CenterPoint Energy, Inc.	6,824	174,285

Common Stocks (continued)
Issuer	Shares	Value ($)
CMS Energy Corp.	4,281	133,353

Consolidated Edison, Inc.	4,653	268,664

Dominion Resources, Inc.	9,234	660,416

DTE Energy Co.	2,811	218,892

Integrys Energy Group, Inc.	1,271	90,406

NiSource, Inc.	4,999	196,661

PG&E Corp.	7,381	354,436

Public Service Enterprise Group, Inc.	8,033	327,666

SCANA Corp.	2,248	120,965

Sempra Energy	3,618	378,841

TECO Energy, Inc.	3,252	60,097

Wisconsin Energy Corp.	3,582	168,067

Total		3,310,219

Total Utilities		8,718,511

Total Common Stocks (Cost: $157,434,194)		276,585,835

Money Market Funds 1.6%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(b)(d)	4,574,554	4,574,554

Total Money Market Funds
(Cost: $4,574,554)		4,574,554

Total Investments
(Cost: $162,008,748)		281,160,389

Other Assets & Liabilities, Net		(349,058)

Net Assets		280,811,331

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $390,306 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	9	USD	4,392,900	09/2014	581	—

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	96,828	—	(11,546)	8,836	94,118	3,398	361,800

Columbia Short-Term Cash Fund	5,558,274	14,314,811	(15,298,531)	—	4,574,554	2,038	4,574,554

Total	5,655,102	14,314,811	(15,310,077)	8,836	4,668,672	5,436	4,936,354

(c)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2014.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – S&P 500 Index Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	32,751,997	—	—	32,751,997

Consumer Staples	26,289,605	—	—	26,289,605

Energy	30,004,887	—	—	30,004,887

Financials	44,554,551	—	—	44,554,551

Health Care	36,862,697	—	—	36,862,697

Industrials	29,031,747	—	—	29,031,747

Information Technology	52,034,351	—	—	52,034,351

Materials	9,688,314	—	—	9,688,314

Telecommunication Services	6,649,175	—	—	6,649,175

Utilities	8,718,511	—	—	8,718,511

Total Equity Securities	276,585,835	—	—	276,585,835

Mutual Funds

Money Market Funds	4,574,554	—	—	4,574,554

Total Mutual Funds	4,574,554	—	—	4,574,554

Investments in Securities	281,160,389	—	—	281,160,389

Derivatives

Assets

Futures Contracts	581	—	—	581

Total	281,160,970	—	—	281,160,970

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $157,340,076)	$276,224,035

Affiliated issuers (identified cost $4,668,672)	4,936,354

Total investments (identified cost $162,008,748)	281,160,389

Receivable for:

Dividends	295,663

Reclaims	165

Variation margin	900

Trustees’ deferred compensation plan	14,006

Total assets	281,471,123

Liabilities

Disbursements in excess of cash	505

Payable for:

Investments purchased	272,400

Capital shares purchased	206,819

Investment management fees	23,821

Distribution and/or service fees	31,430

Transfer agent fees	14,292

Administration fees	23,821

Compensation of board members	21,033

Other expenses	51,665

Trustees’ deferred compensation plan	14,006

Total liabilities	659,792

Net assets applicable to outstanding capital stock	$280,811,331

Represented by

Trust capital	$280,811,331

Total — representing net assets applicable to outstanding capital stock	$280,811,331

Class 1

Net assets	$3,211

Shares outstanding	225

Net asset value per share(a)	$14.29

Class 2

Net assets	$15,343,195

Shares outstanding	1,082,142

Net asset value per share	$14.18

Class 3

Net assets	$265,464,925

Shares outstanding	18,645,133

Net asset value per share	$14.24

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,721,673

Dividends — affiliated issuers	5,436

Foreign taxes withheld	(292)

Total income	2,726,817

Expenses:

Investment management fees	134,543

Distribution and/or service fees

Class 2	19,573

Class 3	158,388

Transfer agent fees

Class 1	4

Class 2	4,697

Class 3	76,024

Administration fees	134,543

Compensation of board members	7,459

Custodian fees	3,509

Printing and postage fees	26,188

Licensing fees	7,500

Professional fees	13,569

Other	4,199

Total expenses	590,196

Net investment income	2,136,621

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	3,028,575

Investments — affiliated issuers	8,836

Futures contracts	480,829

Net realized gain	3,518,240

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	12,937,059

Investments — affiliated issuers	6,129

Futures contracts	(222,161)

Net change in unrealized appreciation (depreciation)	12,721,027

Net realized and unrealized gain	16,239,267

Net increase in net assets resulting from operations	$18,375,888

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$2,136,621	$3,937,830

Net realized gain	3,518,240	5,489,601

Net change in unrealized appreciation (depreciation)	12,721,027	56,484,373

Net increase in net assets resulting from operations	18,375,888	65,911,804

Increase (decrease) in net assets from capital stock activity	(6,251,156)	(7,183,196)

Total increase in net assets	12,124,732	58,728,608

Net assets at beginning of period	268,686,599	209,957,991

Net assets at end of period	$280,811,331	$268,686,599

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Variable Portfolio – S&P 500 Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Redemptions	(1,342)	(18,402)	—	—

Net increase (decrease)	(1,342)	(18,402)	—	—

Class 2 shares

Subscriptions	1,373	18,335	52,897	606,506

Redemptions	(152,630)	(2,074,149)	(298,317)	(3,503,472)

Net decrease	(151,257)	(2,055,814)	(245,420)	(2,896,966)

Class 3 shares

Subscriptions	758,411	10,126,567	1,380,054	16,133,267

Redemptions	(1,053,802)	(14,303,507)	(1,739,173)	(20,419,497)

Net decrease	(295,391)	(4,176,940)	(359,119)	(4,286,230)

Total net decrease	(447,990)	(6,251,156)	(604,539)	(7,183,196)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$13.36		$10.12	$8.75	$9.17

Income from investment operations:

Net investment income	0.11		0.21	0.18	0.11

Net realized and unrealized gain (loss)	0.82		3.03	1.19	(0.53)

Total from investment operations	0.93		3.24	1.37	(0.42)

Net asset value, end of period	$14.29		$13.36	$10.12	$8.75

Total return	6.96%		32.02%	15.66%	(4.58%)

Ratios to average net assets(b)

Total gross expenses	0.31	%(c)	0.31%	0.33%	0.38	%(c)

Total net expenses(d)	0.31	%(c)	0.31%	0.33%	0.38	%(c)

Net investment income	1.72	%(c)	1.77%	1.90%	1.87	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3		$21	$16	$25

Portfolio turnover	1%		4%	4%	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$13.27		$10.08	$8.74	$9.17

Income from investment operations:

Net investment income	0.10		0.18	0.17	0.10

Net realized and unrealized gain (loss)	0.81		3.01	1.17	(0.53)

Total from investment operations	0.91		3.19	1.34	(0.43)

Net asset value, end of period	$14.18		$13.27	$10.08	$8.74

Total return	6.86%		31.65%	15.33%	(4.69%)

Ratios to average net assets(b)

Total gross expenses	0.56	%(c)	0.56%	0.57%	0.62	%(c)

Total net expenses(d)	0.56	%(c)	0.56%	0.57%	0.62	%(c)

Net investment income	1.47	%(c)	1.52%	1.72%	1.62	%(c)

Supplemental data

Net assets, end of period (in thousands)	$15,343		$16,371	$14,910	$15,826

Portfolio turnover	1%		4%	4%	4%

Notes to Financial Highlights

(a)	For the period from April 25, 2011 (commencement of operations) to December 31, 2011.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$13.32		$10.11	$8.75	$8.61		$7.51	$5.96

Income from investment operations:

Net investment income	0.11		0.19	0.18	0.14		0.12	0.12

Net realized and unrealized gain (loss)	0.81		3.02	1.18	(0.00	)(a)	0.98	1.43

Total from investment operations	0.92		3.21	1.36	0.14		1.10	1.55

Net asset value, end of period	$14.24		$13.32	$10.11	$8.75		$8.61	$7.51

Total return	6.91%		31.75%	15.54%	1.63%		14.71%	26.00%

Ratios to average net assets(b)

Total gross expenses	0.43	%(c)	0.44%	0.44%	0.53%		0.54%	0.50%

Total net expenses(d)	0.43	%(c)	0.44%	0.44%	0.53%		0.53%	0.50%

Net investment income	1.60	%(c)	1.65%	1.86%	1.55%		1.58%	1.93%

Supplemental data

Net assets, end of period (in thousands)	$265,465		$252,295	$195,032	$188,271		$216,264	$220,257

Portfolio turnover	1%		4%	4%	4%		22%	31%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — S&P 500 Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

22	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of

Semiannual Report 2014	23

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the

Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	581	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	480,829
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(222,161)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014.

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	4,294,125

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report

24	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $812.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the

Semiannual Report 2014	25

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.330%	0.330%
Class 2	0.580	0.580
Class 3	0.455	0.455

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/

reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $3,732,735 and $6,557,463, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 94.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of

26	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	27

Columbia Variable Portfolio – S&P 500 Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — S&P 500 Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

28	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014	29

Columbia Variable Portfolio – S&P 500 Index Fund

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30	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

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Semiannual Report 2014	31

Columbia Variable Portfolio – S&P 500 Index Fund

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32	Semiannual Report 2014

Columbia Variable Portfolio – S&P 500 Index Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Variable Portfolio – S&P 500 Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6463 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Select Large-Cap Value Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund) Class 3 shares returned 7.15% for the six-month period that ended June 30, 2014.

>

The Fund underperformed the Russell 1000 Value Index, which returned 8.28%, and slightly outperformed the broad U.S. equity market, represented by the S&P 500 Index, which returned 7.14% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	7.17	25.49	20.05	7.94
Class 2*	05/03/10	7.05	25.07	19.79	7.75
Class 3	02/04/04	7.15	25.31	19.91	7.88
Russell 1000 Value Index		8.28	23.81	19.23	8.03
S&P 500 Index		7.14	24.61	18.83	7.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Verizon Communications, Inc.	3.9
Applied Materials, Inc.	3.8
Anadarko Petroleum Corp.	3.7
JPMorgan Chase & Co.	3.6
Wells Fargo & Co.	3.6
Morgan Stanley	3.5
Citigroup, Inc.	3.5
Freeport-McMoRan Copper & Gold, Inc.	3.5
Bank of America Corp.	3.4
AES Corp. (The)	3.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	97.3
Consumer Discretionary	7.9
Consumer Staples	8.9
Energy	17.0
Financials	25.4
Health Care	7.3
Industrials	10.6
Information Technology	6.9
Materials	6.3
Telecommunication Services	3.8
Utilities	3.2
Money Market Funds	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Semiannual Report 2014	3

Columbia Variable Portfolio – Select Large-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,071.70	1,021.08	3.85	3.76	0.75
Class 2	1,000.00	1,000.00	1,070.50	1,019.84	5.13	5.01	1.00
Class 3	1,000.00	1,000.00	1,071.50	1,020.43	4.52	4.41	0.88

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 7.9%
Multiline Retail 2.5%

Nordstrom, Inc.	350,000	23,775,500

Specialty Retail 5.4%

Gap, Inc. (The)	625,000	25,981,250

Lowe’s Companies, Inc.	550,000	26,394,500

Total		52,375,750

Total Consumer Discretionary		76,151,250

Consumer Staples 8.9%
Food & Staples Retailing 1.2%

Costco Wholesale Corp.	103,100	11,872,996

Food Products 2.8%

Tyson Foods, Inc., Class A	706,422	26,519,082

Tobacco 4.9%

Altria Group, Inc.	605,059	25,376,174

Philip Morris International, Inc.	265,000	22,342,150

Total		47,718,324

Total Consumer Staples		86,110,402

Energy 17.0%
Oil, Gas & Consumable Fuels 17.0%

Anadarko Petroleum Corp.	320,000	35,030,400

Chevron Corp.	123,000	16,057,650

ConocoPhillips	250,000	21,432,500

Marathon Oil Corp.	497,000	19,840,240

Marathon Petroleum Corp.	294,000	22,952,580

Valero Energy Corp.	473,658	23,730,266

Williams Companies, Inc. (The)	432,000	25,146,720

Total		164,190,356

Total Energy		164,190,356

Financials 25.2%
Banks 13.6%

Bank of America Corp.	2,055,766	31,597,123

Citigroup, Inc.	700,000	32,970,000

JPMorgan Chase & Co.	580,000	33,419,600

Wells Fargo & Co.	635,000	33,375,600

Total		131,362,323

Capital Markets 3.4%

Morgan Stanley	1,020,400	32,989,532

Insurance 8.2%

MetLife, Inc.	500,000	27,780,000

Prudential Financial, Inc.	275,000	24,411,750

Common Stocks (continued)
Issuer	Shares	Value ($)
Unum Group	800,000	27,808,000

Total		79,999,750

Total Financials		244,351,605

Health Care 7.3%
Health Care Equipment & Supplies 1.7%

Baxter International, Inc.	232,000	16,773,600

Health Care Providers & Services 3.1%

Humana, Inc.	235,000	30,014,200

Pharmaceuticals 2.5%

Bristol-Myers Squibb Co.	490,000	23,769,900

Total Health Care		70,557,700

Industrials 10.5%
Aerospace & Defense 6.3%

General Dynamics Corp.	171,000	19,930,050

Honeywell International, Inc.	225,000	20,913,750

United Technologies Corp.	175,000	20,203,750

Total		61,047,550

Road & Rail 4.2%

CSX Corp.	750,000	23,107,500

Union Pacific Corp.	180,000	17,955,000

Total		41,062,500

Total Industrials		102,110,050

Information Technology 6.8%
Communications Equipment 3.1%

Juniper Networks, Inc.(a)	1,220,000	29,938,800

Semiconductors & Semiconductor Equipment 3.7%

Applied Materials, Inc.	1,600,000	36,080,000

Total Information Technology		66,018,800

Materials 6.3%
Chemicals 2.9%

EI du Pont de Nemours & Co.	425,000	27,812,000

Metals & Mining 3.4%

Freeport-McMoRan Copper & Gold, Inc.	900,000	32,850,000

Total Materials		60,662,000

Telecommunication Services 3.8%
Diversified Telecommunication Services 3.8%

Verizon Communications, Inc.	750,000	36,697,500

Total Telecommunication Services		36,697,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.2%
Independent Power and Renewable Electricity Producers 3.2%

AES Corp. (The)	2,000,000	31,100,000

Total Utilities		31,100,000

Total Common Stocks
(Cost: $643,480,584)		937,949,663

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	26,350,471	26,350,471

Total Money Market Funds
(Cost: $26,350,471)		26,350,471

Total Investments
(Cost: $669,831,055)		964,300,134

Other Assets & Liabilities, Net		4,276,362

Net Assets		968,576,496

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,385,432	95,276,913	(72,311,874)	26,350,471	11,248	26,350,471

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	76,151,250	—	—	76,151,250

Consumer Staples	86,110,402	—	—	86,110,402

Energy	164,190,356	—	—	164,190,356

Financials	244,351,605	—	—	244,351,605

Health Care	70,557,700	—	—	70,557,700

Industrials	102,110,050	—	—	102,110,050

Information Technology	66,018,800	—	—	66,018,800

Materials	60,662,000	—	—	60,662,000

Telecommunication Services	36,697,500	—	—	36,697,500

Utilities	31,100,000	—	—	31,100,000

Total Equity Securities	937,949,663	—	—	937,949,663

Mutual Funds

Money Market Funds	26,350,471	—	—	26,350,471

Total Mutual Funds	26,350,471	—	—	26,350,471

Total	964,300,134	—	—	964,300,134

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $643,480,584)	$937,949,663

Affiliated issuers (identified cost $26,350,471)	26,350,471

Total investments (identified cost $669,831,055)	964,300,134

Receivable for:

Capital shares sold	4,184,000

Dividends	810,103

Expense reimbursement due from Investment Manager	47,023

Total assets	969,341,260

Liabilities

Payable for:

Capital shares purchased	57,742

Investment management fees	556,099

Distribution and/or service fees	8,686

Transfer agent fees	48,623

Administration fees	46,694

Compensation of board members	19,088

Other expenses	27,832

Total liabilities	764,764

Net assets applicable to outstanding capital stock	$968,576,496

Represented by

Trust capital	$968,576,496

Total — representing net assets applicable to outstanding capital stock	$968,576,496

Class 1

Net assets	$894,274,591

Shares outstanding	51,603,766

Net asset value per share	$17.33

Class 2

Net assets	$8,218,366

Shares outstanding	478,815

Net asset value per share	$17.16

Class 3

Net assets	$66,083,539

Shares outstanding	3,834,810

Net asset value per share	$17.23

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$8,374,262

Dividends — affiliated issuers	11,248

Total income	8,385,510

Expenses:

Investment management fees	2,985,603

Distribution and/or service fees

Class 2	8,414

Class 3	38,784

Transfer agent fees

Class 1	239,507

Class 2	2,019

Class 3	18,616

Administration fees	250,860

Compensation of board members	10,494

Custodian fees	4,681

Printing and postage fees	14,259

Professional fees	15,833

Other	6,329

Total expenses	3,595,399

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(281,396)

Total net expenses	3,314,003

Net investment income	5,071,507

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	12,401,764

Net realized gain	12,401,764

Net change in unrealized appreciation (depreciation) on:

Investments	45,674,574

Net change in unrealized appreciation (depreciation)	45,674,574

Net realized and unrealized gain	58,076,338

Net increase in net assets resulting from operations	$63,147,845

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$5,071,507	$9,009,087

Net realized gain	12,401,764	22,598,725

Net change in unrealized appreciation (depreciation)	45,674,574	185,985,455

Net increase in net assets resulting from operations	63,147,845	217,593,267

Increase (decrease) in net assets from capital stock activity	101,132,509	(15,768,357)

Total increase in net assets	164,280,354	201,824,910

Net assets at beginning of period	804,296,142	602,471,232

Net assets at end of period	$968,576,496	$804,296,142

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	6,816,632	111,952,067	10,882,107	158,764,915

Redemptions	(896,569)	(14,415,440)	(13,851,340)	(192,865,784)

Net increase (decrease)	5,920,063	97,536,627	(2,969,233)	(34,100,869)

Class 2 shares

Subscriptions	155,072	2,532,220	244,732	3,462,745

Redemptions	(17,774)	(291,297)	(44,283)	(623,365)

Net increase	137,298	2,240,923	200,449	2,839,380

Class 3 shares

Subscriptions	284,227	4,643,859	1,228,074	17,367,284

Redemptions	(200,497)	(3,288,900)	(133,006)	(1,874,152)

Net increase	83,730	1,354,959	1,095,068	15,493,132

Total net increase (decrease)	6,141,091	101,132,509	(1,673,716)	(15,768,357)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$16.17		$11.71	$9.88		$10.04	$9.55

Income from investment operations:

Net investment income	0.10		0.19	0.21		0.12	0.07

Net realized and unrealized gain (loss)	1.06		4.27	1.62		(0.28)	0.42

Total from investment operations	1.16		4.46	1.83		(0.16)	0.49

Net asset value, end of period	$17.33		$16.17	$11.71		$9.88	$10.04

Total return	7.17%		38.09%	18.52%		(1.59%)	5.13%

Ratios to average net assets(b)

Total gross expenses	0.82	%(c)	0.83%	0.84	%(d)	0.98%	0.94	%(c)

Total net expenses(e)	0.75	%(c)	0.77%	0.80	%(d)	0.84%	0.94	%(c)

Net investment income	1.18	%(c)	1.34%	1.91%		1.21%	1.17	%(c)

Supplemental data

Net assets, end of period (in thousands)	$894,275		$738,487	$569,837		$2,932	$5

Portfolio turnover	4%		15%	17%		25%	4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$16.03		$11.64	$9.85		$10.03	$9.55

Income from investment operations:

Net investment income	0.08		0.15	0.16		0.11	0.05

Net realized and unrealized gain (loss)	1.05		4.24	1.63		(0.29)	0.43

Total from investment operations	1.13		4.39	1.79		(0.18)	0.48

Net asset value, end of period	$17.16		$16.03	$11.64		$9.85	$10.03

Total return	7.05%		37.72%	18.17%		(1.79%)	5.03%

Ratios to average net assets(b)

Total gross expenses	1.07	%(c)	1.08%	1.15	%(d)	1.27%	1.26	%(c)

Total net expenses(e)	1.00	%(c)	1.01%	1.06	%(d)	1.10%	1.22	%(c)

Net investment income	0.94	%(c)	1.09%	1.45%		1.08%	0.77	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,218		$5,475	$1,643		$757	$199

Portfolio turnover	4%		15%	17%		25%	4%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$16.08		$11.67	$9.85		$10.02	$8.31	$6.59

Income from investment operations:

Net investment income	0.09		0.17	0.16		0.11	0.08	0.10

Net realized and unrealized gain (loss)	1.06		4.24	1.66		(0.28)	1.63	1.62

Total from investment operations	1.15		4.41	1.82		(0.17)	1.71	1.72

Net asset value, end of period	$17.23		$16.08	$11.67		$9.85	$10.02	$8.31

Total return	7.15%		37.79%	18.48%		(1.70%)	20.52%	26.12%

Ratios to average net assets(a)

Total gross expenses	0.94	%(b)	0.96%	1.04	%(c)	1.10%	1.11%	1.24%

Total net expenses(d)	0.88	%(b)	0.89%	0.93	%(c)	0.99%	1.08%	1.05%

Net investment income	1.06	%(b)	1.21%	1.47%		1.05%	0.89%	1.40%

Supplemental data

Net assets, end of period (in thousands)	$66,084		$60,335	$30,991		$29,825	$29,721	$14,841

Portfolio turnover	4%		15%	17%		25%	4%	16%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2014	15

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.69% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $1,261.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to

16	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.760%	0.750%
Class 2	1.010	1.000
Class 3	0.885	0.875

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations aggregated to $111,301,864 and $33,605,581, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2014	17

Columbia Variable Portfolio – Select Large-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable

Portfolio — Select Large-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	19

Columbia Variable Portfolio – Select Large-Cap Value Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

20	Semiannual Report 2014

Columbia Variable Portfolio – Select Large-Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	21

Columbia Variable Portfolio – Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6473 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund) Class 3 shares returned 5.87% for the six-month period that ended June 30, 2014.

>	During the same time period, the Fund outperformed both the Russell 2000 Value Index, which returned 4.20%, and the Russell 2000 Index, which returned 3.19%.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.90	30.55	22.17	8.77
Class 2*	05/03/10	5.73	30.26	21.89	8.57
Class 3	09/15/99	5.87	30.48	22.06	8.71
Russell 2000 Value Index		4.20	22.54	19.88	8.24
Russell 2000 Index		3.19	23.64	20.21	8.70

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Effective May 1, 2014, the Fund compares its performance to that of the Russell 2000 Value Index. The Fund’s Investment Manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the Russell 2000 Value Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s principal investment strategies. Performance for the Russell 2000 Index will be included for a one-year transition period. Thereafter, only the Russell 2000 Value Index will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
United Continental Holdings, Inc.	3.9
Swift Transportation Co.	3.6
Hanesbrands, Inc.	3.5
Lincoln National Corp.	3.4
WellCare Health Plans, Inc.	3.2
Belden, Inc.	3.1
Telephone & Data Systems, Inc.	3.1
Hanover Insurance Group, Inc. (The)	3.0
Waste Connections, Inc.	3.0
Lennar Corp., Class A	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.3
Consumer Discretionary	15.4
Consumer Staples	5.9
Energy	9.5
Financials	13.5
Health Care	12.6
Industrials	20.1
Information Technology	13.8
Materials	4.1
Telecommunication Services	4.4
Money Market Funds	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Semiannual Report 2014	3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,059.00	1,020.18	4.75	4.66	0.93
Class 2	1,000.00	1,000.00	1,057.30	1,018.94	6.02	5.91	1.18
Class 3	1,000.00	1,000.00	1,058.70	1,019.54	5.41	5.31	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 15.2%
Auto Components 2.2%

American Axle & Manufacturing Holdings, Inc.(a)	220,000	4,155,800

Diversified Consumer Services 2.2%

Sotheby’s	100,000	4,199,000

Hotels, Restaurants & Leisure 2.2%

Texas Roadhouse, Inc.	165,000	4,290,000

Household Durables 2.8%

Lennar Corp., Class A	130,000	5,457,400

Specialty Retail 2.3%

Chico’s FAS, Inc.	59,010	1,000,810

Vitamin Shoppe, Inc.(a)	80,000	3,441,600

Total		4,442,410

Textiles, Apparel & Luxury Goods 3.5%

Hanesbrands, Inc.	67,500	6,644,700

Total Consumer Discretionary		29,189,310

Consumer Staples 5.9%
Food Products 3.3%

Dean Foods Co.	117,000	2,058,030

WhiteWave Foods Co. (The), Class A(a)	132,867	4,300,905

Total		6,358,935

Personal Products 2.6%

Herbalife Ltd.	75,000	4,840,500

Total Consumer Staples		11,199,435

Energy 9.4%
Energy Equipment & Services 6.7%

Exterran Holdings, Inc.	110,000	4,948,900

Superior Energy Services, Inc.	118,700	4,289,818

Tetra Technologies, Inc.(a)	310,000	3,651,800

Total		12,890,518

Oil, Gas & Consumable Fuels 2.7%

Oasis Petroleum, Inc.(a)	92,000	5,141,880

Total Energy		18,032,398

Financials 13.4%
Insurance 10.3%

Endurance Specialty Holdings Ltd.	80,000	4,127,200

Hanover Insurance Group, Inc. (The)	90,000	5,683,500

Lincoln National Corp.	125,000	6,430,000

Meadowbrook Insurance Group, Inc.	478,360	3,439,409

Total		19,680,109

Common Stocks (continued)
Issuer	Shares	Value ($)

Real Estate Investment Trusts (REITs) 1.4%

Gaming and Leisure Properties, Inc.	78,587	2,669,600

Thrifts & Mortgage Finance 1.7%

Ladder Capital Corp., Class A(a)	183,244	3,311,219

Total Financials		25,660,928

Health Care 12.5%
Health Care Equipment & Supplies 3.1%

Analogic Corp.	32,800	2,566,272

Sirona Dental Systems, Inc.(a)	40,000	3,298,400

Total		5,864,672

Health Care Providers & Services 3.1%

WellCare Health Plans, Inc.(a)	80,000	5,972,800

Life Sciences Tools & Services 1.5%

Bruker Corp.(a)	119,100	2,890,557

Pharmaceuticals 4.8%

Impax Laboratories, Inc.(a)	180,164	5,403,118

Salix Pharmaceuticals Ltd.(a)	31,000	3,823,850

Total		9,226,968

Total Health Care		23,954,997

Industrials 19.9%
Aerospace & Defense 1.3%

Cubic Corp.	57,500	2,559,325

Airlines 3.9%

United Continental Holdings, Inc.(a)	180,000	7,392,600

Building Products 1.5%

Armstrong World Industries, Inc.(a)	49,367	2,835,147

Commercial Services & Supplies 2.9%

Waste Connections, Inc.	115,000	5,583,250

Electrical Equipment 2.6%

EnerSys	72,500	4,987,275

Machinery 4.1%

Mueller Industries, Inc.	150,000	4,411,500

Wabash National Corp.(a)	240,000	3,420,000

Total		7,831,500

Professional Services —%

Mistras Group, Inc.(a)	630	15,447

Road & Rail 3.6%

Swift Transportation Co.(a)	270,000	6,812,100

Total Industrials		38,016,644

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.7%
Communications Equipment 5.4%

Calix, Inc.(a)	281,240	2,300,543

Extreme Networks, Inc.(a)	900,000	3,996,000

JDS Uniphase Corp.(a)	325,000	4,052,750

Total		10,349,293

Electronic Equipment, Instruments & Components 3.1%

Belden, Inc.	75,000	5,862,000

IT Services 1.7%

CACI International, Inc., Class A(a)	46,459	3,261,887

Semiconductors & Semiconductor Equipment 1.4%

ON Semiconductor Corp.(a)	300,000	2,742,000

Software 2.1%

BroadSoft, Inc.(a)	150,000	3,958,500

Total Information Technology		26,173,680

Materials 4.0%
Chemicals 2.4%

Minerals Technologies, Inc.	70,000	4,590,600

Containers & Packaging 1.6%

Owens-Illinois, Inc.(a)	90,000	3,117,600

Total Materials		7,708,200

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 4.3%
Diversified Telecommunication Services 1.3%

Globalstar, Inc. PIK(a)	600,000	2,550,000

Wireless Telecommunication Services 3.0%

Telephone & Data Systems, Inc.	220,000	5,744,200

Total Telecommunication Services		8,294,200

Total Common Stocks
(Cost: $103,905,920)		188,229,792

Money Market Funds 0.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(b)(c)	1,331,386	1,331,386

Total Money Market Funds
(Cost: $1,331,386)		1,331,386

Total Investments
(Cost: $105,237,306)		189,561,178

Other Assets & Liabilities, Net		1,973,613

Net Assets		191,534,791

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	612,985	20,556,162	(19,837,761)	1,331,386	462	1,331,386

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	29,189,310	—	—	29,189,310

Consumer Staples	11,199,435	—	—	11,199,435

Energy	18,032,398	—	—	18,032,398

Financials	25,660,928	—	—	25,660,928

Health Care	23,954,997	—	—	23,954,997

Industrials	38,016,644	—	—	38,016,644

Information Technology	26,173,680	—	—	26,173,680

Materials	7,708,200	—	—	7,708,200

Telecommunication Services	8,294,200	—	—	8,294,200

Total Equity Securities	188,229,792	—	—	188,229,792

Mutual Funds

Money Market Funds	1,331,386	—	—	1,331,386

Total Mutual Funds	1,331,386	—	—	1,331,386

Total	189,561,178	—	—	189,561,178

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $103,905,920)	$188,229,792

Affiliated issuers (identified cost $1,331,386)	1,331,386

Total investments (identified cost $105,237,306)	189,561,178

Cash	4,017

Receivable for:

Investments sold	2,641,765

Capital shares sold	1,387

Dividends	28,604

Expense reimbursement due from Investment Manager	7,312

Total assets	192,244,263

Liabilities

Payable for:

Investments purchased	247,399

Capital shares purchased	251,319

Investment management fees	126,554

Distribution and/or service fees	14,331

Transfer agent fees	9,611

Administration fees	12,816

Compensation of board members	16,511

Other expenses	30,931

Total liabilities	709,472

Net assets applicable to outstanding capital stock	$191,534,791

Represented by

Trust capital	$191,534,791

Total — representing net assets applicable to outstanding capital stock	$191,534,791

Class 1

Net assets	$77,088,424

Shares outstanding	3,938,837

Net asset value per share	$19.57

Class 2

Net assets	$22,747,412

Shares outstanding	1,174,192

Net asset value per share	$19.37

Class 3

Net assets	$91,698,955

Shares outstanding	4,707,622

Net asset value per share	$19.48

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,868,685

Dividends — affiliated issuers	462

Total income	1,869,147

Expenses:

Investment management fees	735,563

Distribution and/or service fees

Class 2	26,532

Class 3	55,416

Transfer agent fees

Class 1	22,898

Class 2	6,367

Class 3	26,599

Administration fees	74,488

Compensation of board members	6,757

Custodian fees	1,408

Printing and postage fees	17,168

Professional fees	13,833

Other	3,859

Total expenses	990,888

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(42,810)

Total net expenses	948,078

Net investment income	921,069

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	21,114,678

Net realized gain	21,114,678

Net change in unrealized appreciation (depreciation) on:

Investments	(11,443,252)

Net change in unrealized appreciation (depreciation)	(11,443,252)

Net realized and unrealized gain	9,671,426

Net increase in net assets resulting from operations	$10,592,495

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income (loss)	$921,069	$(810,355)

Net realized gain	21,114,678	19,189,971

Net change in unrealized appreciation (depreciation)	(11,443,252)	47,599,298

Net increase in net assets resulting from operations	10,592,495	65,978,914

Increase (decrease) in net assets from capital stock activity	(12,988,251)	(15,711,393)

Total increase (decrease) in net assets	(2,395,756)	50,267,521

Net assets at beginning of period	193,930,547	143,663,026

Net assets at end of period	$191,534,791	$193,930,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	93,148	1,742,211	346,935	5,480,564

Redemptions	(536,381)	(9,925,567)	(1,068,623)	(16,630,399)

Net decrease	(443,233)	(8,183,356)	(721,688)	(11,149,835)

Class 2 shares

Subscriptions	98,007	1,784,167	255,533	4,007,003

Redemptions	(80,532)	(1,468,201)	(250,653)	(3,869,910)

Net increase	17,475	315,966	4,880	137,093

Class 3 shares

Subscriptions	46,717	864,068	235,293	3,787,394

Redemptions	(324,892)	(5,984,929)	(565,194)	(8,486,045)

Net decrease	(278,175)	(5,120,861)	(329,901)	(4,698,651)

Total net decrease	(703,933)	(12,988,251)	(1,046,709)	(15,711,393)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.48		$12.44	$10.55	$11.52	$10.40

Income from investment operations:

Net investment income (loss)	0.10		(0.06)	(0.02)	(0.03)	(0.04)

Net realized and unrealized gain (loss)	0.99		6.10	1.91	(0.94)	1.16

Total from investment operations	1.09		6.04	1.89	(0.97)	1.12

Net asset value, end of period	$19.57		$18.48	$12.44	$10.55	$11.52

Total return	5.90%		48.55%	17.92%	(8.42%)	10.77%

Ratios to average net assets(b)

Total gross expenses	0.98	%(c)	0.99%	1.01%	0.98%	1.09	%(c)

Total net expenses(d)	0.93	%(c)	0.93%	0.94%	0.96%	1.09	%(c)

Net investment income (loss)	1.09	%(c)	(0.40%)	(0.21%)	(0.27%)	(0.58	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$77,088		$80,983	$63,490	$61,631	$6

Portfolio turnover	14%		16%	6%	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$18.32		$12.36	$10.50	$11.50	$10.40

Income from investment operations:

Net investment income (loss)	0.07		(0.10)	(0.05)	(0.06)	(0.05)

Net realized and unrealized gain (loss)	0.98		6.06	1.91	(0.94)	1.15

Total from investment operations	1.05		5.96	1.86	(1.00)	1.10

Net asset value, end of period	$19.37		$18.32	$12.36	$10.50	$11.50

Total return	5.73%		48.22%	17.71%	(8.70%)	10.58%

Ratios to average net assets(b)

Total gross expenses	1.23	%(c)	1.24%	1.26%	1.24%	1.36	%(c)

Total net expenses(d)	1.18	%(c)	1.18%	1.19%	1.21%	1.33	%(c)

Net investment income (loss)	0.79	%(c)	(0.64%)	(0.46%)	(0.52%)	(0.66	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$22,747		$21,186	$14,236	$12,858	$190

Portfolio turnover	14%		16%	6%	13%	5%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$18.40		$12.40	$10.53	$11.51	$9.08	$6.49

Income from investment operations:

Net investment income (loss)	0.09		(0.08)	(0.04)	(0.05)	(0.07)	(0.04)

Net realized and unrealized gain (loss)	0.99		6.08	1.91	(0.93)	2.50	2.63

Total from investment operations	1.08		6.00	1.87	(0.98)	2.43	2.59

Net asset value, end of period	$19.48		$18.40	$12.40	$10.53	$11.51	$9.08

Total return	5.87%		48.39%	17.76%	(8.51%)	26.79%	39.81%

Ratios to average net assets(a)

Total gross expenses	1.10	%(b)	1.11%	1.13%	1.13%	1.21%	1.09%

Total net expenses(c)	1.06	%(b)	1.05%	1.06%	1.10%	1.20%	1.09%

Net investment income (loss)	0.95	%(b)	(0.52%)	(0.34%)	(0.45%)	(0.76%)	(0.56%)

Supplemental data

Net assets, end of period (in thousands)	$91,699		$91,762	$65,937	$68,550	$88,168	$78,895

Portfolio turnover	14%		16%	6%	13%	5%	6%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

16	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $750.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their

Semiannual Report 2014	17

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.930%	0.930%
Class 2	1.180	1.180
Class 3	1.055	1.055

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the

Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations aggregated to $26,211,455 and $42,254,006, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends—affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2014, one unaffiliated shareholder of record owned 31.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 51.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility

18	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 8. Significant Risks

Industrial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	19

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Select Smaller-Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of

20	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Approval of Investment Management Services Agreement (continued)

analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014	21

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

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22	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

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Columbia Variable Portfolio – Select Smaller-Cap Value Fund

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24	Semiannual Report 2014

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	25

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6488 E (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Columbia Variable Portfolio – U.S. Government Mortgage Fund

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund) Class 3 shares returned 3.39% for the six-month period that ended June 30, 2014.

>	The Fund underperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned 4.03% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.42	3.63	2.10	2.24
Class 2*	05/03/10	3.27	3.38	1.86	2.05
Class 3	09/15/99	3.39	3.59	1.99	2.18
Barclays U.S. Mortgage-Backed Securities Index		4.03	4.66	3.92	4.95

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Securities — Agency	0.0	(a)
Asset-Backed Securities — Non-Agency	5.2
Commercial Mortgage-Backed Securities — Agency	12.5
Commercial Mortgage-Backed Securities — Non-Agency	2.9
Money Market Funds	2.1
Options Purchased Puts	0.2
Residential Mortgage-Backed Securities — Agency	64.1
Residential Mortgage-Backed Securities — Non-Agency	13.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	59.0
AA rating	1.0
A rating	1.4
BBB rating	2.4
Non-investment grade	1.3
Not rated	34.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody’s, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral.

Portfolio Management

Jason Callan

Tom Heuer, CFA

Semiannual Report 2014	3

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,034.20	1,022.36	2.47	2.46	0.49
Class 2	1,000.00	1,000.00	1,032.70	1,021.12	3.73	3.71	0.74
Class 3	1,000.00	1,000.00	1,033.90	1,021.72	3.13	3.11	0.62

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

4	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency 80.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a)
11/01/42	3.000%	23,432,646	23,200,660
06/01/21-02/01/43	3.500%	90,192,332	92,799,925
03/01/41-07/01/42	4.000%	27,931,001	29,630,300
07/01/39-08/01/41	4.500%	20,207,768	22,058,189
11/01/17-10/01/40	5.000%	29,106,756	32,140,693
08/01/17-09/01/19	5.500%	283,313	304,671
03/01/18-09/01/37	6.000%	208,725	228,934
04/01/17	6.500%	126,359	132,718
06/01/16	7.000%	689	708

Federal Home Loan Mortgage Corp.(a)(b)
01/01/37	2.240%	286,387	303,196
09/01/37	2.507%	317,474	338,818
CMO Series 4119 Class SP
10/15/42	2.485%	3,933,995	3,133,287

Federal Home Loan Mortgage Corp.(a)(b)(c) CMO IO STRIPS Series 280 Class S1
09/15/42	5.848%	27,340,918	6,521,327
CMO IO Series 264 Class S1
07/15/42	5.798%	22,579,721	5,247,238
CMO IO Series 318 Class S1
11/15/43	5.798%	23,282,490	5,261,256
CMO IO Series 3453 Class W
12/15/32	7.249%	1,263,359	268,136
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,299,482	34,036
CMO IO Series 4068 Class GI
09/15/36	1.989%	17,358,216	1,146,033
CMO IO Series 4083 Class CS
12/15/38	6.498%	14,439,427	2,730,439
CMO IO Series 4094 Class SY
08/15/42	5.928%	13,703,956	2,739,896
CMO IO Series 4174 Class SB
05/15/39	6.048%	22,395,375	4,465,078
CMO IO Series 4199 Class SB
05/15/40	6.048%	27,709,235	5,777,209
CMO IO Series 4223 Class DS
12/15/38	5.948%	7,045,546	1,330,766
CMO IO Series 4286 Class NS
12/15/43	5.748%	8,908,344	2,112,807

Federal Home Loan Mortgage Corp.(a)(b)(d) CMO IO Series 311 Class S1
08/15/43	5.798%	22,629,252	5,198,451

Federal Home Loan Mortgage Corp.(a)(c) CMO IO Series 2639 Class UI
03/15/22	5.000%	33,641	202
CMO IO Series 266 Class IO
07/15/42	4.000%	12,798,565	3,852,784
CMO IO Series 267 Class IO
08/15/42	4.000%	11,176,383	3,177,252
CMO IO Series 304 Class C69
12/15/42	4.000%	16,535,524	3,574,852
CMO IO Series 4098 Class AI
05/15/39	3.500%	16,394,400	2,855,234
CMO IO Series 4120 Class AI
11/15/39	3.500%	9,116,652	1,304,285
CMO IO Series 4121 Class IA
01/15/41	3.500%	8,387,693	1,754,741

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 4121 Class MI
10/15/42	4.000%	10,349,789	2,693,920
CMO IO Series 4122 Class JI
12/15/40	4.000%	13,050,662	2,676,204
CMO IO Series 4139 Class CI
05/15/42	3.500%	5,269,632	960,332
CMO IO Series 4147 Class CI
01/15/41	3.500%	18,911,717	3,431,172
CMO IO Series 4148 Class BI
02/15/41	4.000%	7,003,803	1,408,713
CMO IO Series 4177 Class IY
03/15/43	4.000%	22,926,537	5,503,614
CMO IO Series 4213 Class DI
06/15/38	3.500%	22,923,447	3,387,448

Federal National Mortgage Association(a)
03/01/27-03/01/28	2.500%	43,140,639	43,880,896
05/01/27-11/01/42	3.000%	84,923,092	87,258,122
03/01/27-07/01/43	3.500%	111,961,731	116,098,601
11/01/41-11/01/43	4.000%	168,706,035	179,618,517
07/01/39-10/01/41	4.500%	88,330,641	96,501,649
07/01/15-12/01/37	5.000%	38,115,104	42,499,202
11/01/16-11/01/37	5.500%	24,634,487	27,317,713
01/01/17-04/01/33	6.000%	672,291	711,417
03/01/15-06/01/17	7.000%	31,147	32,761
CMO Series 1988-4 Class Z
03/25/18	9.250%	5,772	6,269

Federal National Mortgage Association(a)(b)
02/01/33	1.758%	127,872	133,744
07/01/33	1.787%	4,314	4,457
12/01/33	2.152%	18,103	18,925
06/01/34	2.212%	283,772	304,314
07/01/36	2.657%	115,636	118,992
CMO Series 2003-W11 Class A1
06/25/33	3.280%	3,992	3,947

Federal National Mortgage Association(a)(b)(c) CMO IO Series 2003-117 Class KS
08/25/33	6.948%	3,505,088	269,924
CMO IO Series 2006-5 Class N1
08/25/34	1.986%	13,017,646	611,371
CMO IO Series 2006-5 Class N2
02/25/35	2.004%	14,614,367	944,041
CMO IO Series 2012-122 Class SA
02/25/40	6.048%	29,929,937	6,170,506
CMO IO Series 2012-80 Class DS
06/25/39	6.498%	6,386,823	1,474,472
CMO IO Series 2012-87 Class BS
03/25/39	5.898%	24,889,536	4,261,900
CMO IO Series 2012-97 Class SB
09/25/42	5.848%	9,838,613	1,855,507
CMO IO Series 2012-99 Class QS
09/25/42	6.448%	13,154,574	3,520,535
CMO IO Series 2012-99 Class SL
09/25/42	6.468%	21,387,902	4,567,987
CMO IO Series 2013-124 Class SB
12/25/43	5.798%	12,720,760	2,758,181
CMO IO Series 2013-13 Class SA
03/25/43	5.998%	16,825,948	3,991,823

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(a)(c) CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	12,335,404	2,817,869
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	28,730,316	4,999,604
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	18,335,177	2,979,463
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	13,365,708	2,205,346
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	5,676,899	946,165
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	22,175,269	4,024,328
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	4,728,408	871,947
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	24,649,204	3,875,853
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	12,280,104	2,033,111
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	4,929,412	1,065,096
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	16,167,679	2,899,709
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	21,104,788	3,290,671
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	13,208,744	2,635,589
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	30,201,709	5,137,863
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	15,283,991	2,402,572

Federal National Mortgage Association(a)(d)
07/17/29-07/14/44	3.000%	85,750,000	86,008,558
07/17/29-07/14/44	3.500%	173,250,000	180,312,074
07/14/44	4.000%	66,000,000	70,042,500
07/14/44	4.500%	112,000,000	121,292,528
07/14/44	5.000%	25,000,000	27,761,720

Federal National Mortgage Association(a)(e)
05/01/39	4.500%	10,161,611	11,184,467

Government National Mortgage Association(a)
07/15/40-07/20/41	4.500%	41,574,564	45,482,719
08/20/40	5.000%	15,537,586	17,267,128
05/15/16-11/20/41	6.000%	18,266,722	20,779,596
03/15/18	7.000%	187,568	198,744

Government National Mortgage Association(a)(c) CMO IO Series 2012-121 Class PI
09/16/42	4.500%	8,222,507	1,606,204
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	11,484,724	1,551,850

Total Residential Mortgage-Backed Securities — Agency
(Cost: $1,538,462,700)			1,534,294,571

Residential Mortgage-Backed Securities — Non-Agency 16.4%
ASG Resecuritization Trust(a)(b)(f) CMO Series 2013-2 Class 1A60
12/28/35	2.414%	4,071,681	4,031,377

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-2 Class 2A70
11/28/35	2.424%	3,021,135	2,950,980

American Mortgage Trust Series 2093-3 Class 3A(a)(b)(g)(h)
07/27/23	8.188%	974	590

Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(a)(f)
05/25/47	4.000%	9,638,079	9,975,653

BCAP LLC Trust(a)(b)(f)
07/26/36	2.612%	3,720,083	3,746,235
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	4,085,000	4,209,106
CMO Series 2010-RR13 Class 1A1
06/27/37	2.557%	8,049,648	7,948,200
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	8,801,625	8,920,315
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	7,626,605	7,774,935
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	6,979,298	7,081,935
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	10,694,803	10,685,658
CMO Series 2013-RR3 Class 6A5
03/26/36	2.473%	8,934,076	8,766,365
CMO Series 2013-RR4 Class 2A1
05/26/47	2.936%	7,731,203	7,780,574
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	3,521,169	3,503,151
Series 2012-RR10 Class 2A1
09/26/36	2.619%	5,147,240	5,202,464
Series 2013-RR1 Class 10A1
10/26/36	3.000%	6,056,300	6,094,782

Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A(a)(b)(f)
01/28/33	2.981%	1,753,795	1,754,146

CAM Mortgage Trust CMO Series 2014-2 Class A(a)(b)(f)
05/15/48	2.600%	2,880,000	2,880,000

Citigroup Mortgage Loan Trust, Inc.(a)(b)(f) CMO Series 2010-7 Class 3A4
12/25/35	6.176%	300,000	302,464
CMO Series 2012-7 Class 12A1
03/25/36	2.613%	5,785,144	5,856,839
CMO Series 2013-2 Class 1A1
11/25/37	6.118%	4,181,258	4,284,138
CMO Series 2013-5 Class 3A1
08/25/37	2.671%	7,098,076	7,178,668
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	3,990,823	3,906,399
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	6,507,738	6,605,354
CMO Series 2014-A Class B2
01/25/35	5.439%	3,361,216	3,476,186

Citigroup Mortgage Loan Trust, Inc.(a)(f) CMO Series 2010-8 Class 5A6
11/25/36	4.000%	4,526,605	4,602,370
CMO Series 2013-6 Class 3A1
12/25/35	3.000%	10,125,265	9,870,367

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comfed Savings Bank CMO Series 1987-1 Class A(a)(b)(g)
01/25/18	3.547%	2,139	2,192

Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2012-6R Class 1A1
11/26/37	6.118%	2,940,600	2,951,129

Credit Suisse Mortgage Capital Certificates(a)(b)(f)
04/27/37	5.668%	3,405,937	3,573,049
CMO Series 2011-7R Class A1
08/28/47	1.401%	599,156	598,882
CMO Series 2013-7R Class 3A1
02/26/35	3.347%	7,114,300	6,943,222
Series 2014-2R Class 17A1
04/27/37	2.500%	2,294,833	2,291,299

Credit Suisse Mortgage Capital Certificates(a)(f) CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,685,000	6,717,302
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	8,722,000	8,753,033

Credit Suisse Securities (USA) LLC(a)(h)
05/30/34	3.958%	5,650,000	5,650,000

Credit Suisse Securities (USA) LLC(a)(b)(h)
05/30/34	3.250%	13,164,036	13,164,036

Credit Suisse Securities (USA) LLC(a)(f) CMO Series 2014-5R Class 8A1
11/27/37	2.625%	7,000,000	6,776,875

GCAT Series 2013-RP1 Class A1(a)(b)(f)
06/25/18	3.500%	15,740,036	15,820,517

GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A(a)(b)(f)
11/26/36	0.312%	4,303,957	3,942,456

NRPL Trust Series 2013-1A Class A(a)(b)(f)
08/25/57	4.000%	9,952,720	9,902,957

New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(a)(b)(c)(f)
01/25/54	2.240%	85,584,636	5,191,992

Nomura Resecuritization Trust CMO Series 2012-2R Class 3A1(a)(b)(f)
05/26/36	2.067%	3,364,067	3,302,009

PennyMac Loan Trust Series 2012-NPL1 Class A(a)(b)(f)
05/28/52	3.422%	456,396	455,290

RBSSP Resecuritization Trust(a)(b)(f) CMO Series 2012-1 Class 5A2
12/27/35	5.190%	4,100,000	3,814,783
CMO Series 2012-6 Class 3A1
04/26/36	0.322%	4,869,535	4,758,101

Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(b)(f)
08/26/52	2.734%	1,107,973	1,112,800

Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1(a)(b)(f)
07/25/43	3.750%	21,280,553	20,664,417

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Mortgage Loan Trust(a)(b)(f) CMO Series 2012-1A Class A
09/25/57	2.667%	929,097	946,246
Series 2013-2A Class M4
12/25/65	5.000%	8,512,000	8,657,663

US Residential Opportunity Fund Trust Series 2014-1A Class NOTE(a)(b)(f)
03/25/34	3.466%	5,181,798	5,223,511

Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-S Class A1(a)(b)
09/25/34	2.617%	19,830,561	20,303,658

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $308,651,253)			310,906,670

Commercial Mortgage-Backed Securities — Agency 15.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a) Series K715 Class A2
01/25/21	2.856%	10,000,000	10,325,520

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a)(b) Series K001 Class A2
04/25/16	5.651%	1,013,844	1,089,227
Series K029 Class A2
02/25/23	3.320%	6,590,000	6,875,815
Series K030 Class A2
04/25/23	3.250%	17,800,000	18,456,144
Series K031 Class A2
04/25/23	3.300%	3,058,000	3,181,834
Series K032 Class A2
05/15/23	3.310%	63,400,000	66,023,612
Series K035 Class A2
08/25/23	3.458%	25,000,000	26,297,800
Series K036 Class A2
10/25/23	3.527%	12,420,000	13,102,757
Series K714 Class A2
10/25/20	3.034%	14,900,000	15,584,134

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K037 Class A2(a)
01/25/24	3.490%	18,000,000	18,919,152

Federal National Mortgage Association(a)
07/01/23	2.850%	17,724,296	17,890,766
03/01/23	2.420%	23,144,309	22,699,938
04/01/23	2.505%	44,103,241	43,869,758
05/01/24	5.030%	436,608	495,462
01/01/20	4.600%	235,176	263,885
01/01/20	4.570%	140,797	157,767
10/01/19	4.420%	547,455	608,467
10/01/19	4.430%	1,344,642	1,495,227
Series 2010-M4 Class A1
06/25/20	2.520%	489,187	494,558

Federal National Mortgage Association(a)(b) Series 2013-M14 Class A2
10/25/23	3.329%	9,000,000	9,349,281

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(a) Series 2010-159 Class A
01/16/33	2.159%	1,343,729	1,348,954
Series 2010-49 Class A
03/16/51	2.870%	235,358	235,312
Series 2011-109 Class A
07/16/32	2.450%	4,381,396	4,409,424
Series 2011-53 Class A
12/16/34	2.360%	3,026,829	3,043,945
Series 2012-1 Class AB
09/16/33	1.999%	3,557,058	3,576,650
Series 2012-2 Class A
06/16/31	1.862%	3,610,453	3,652,212
Series 2012-55 Class A
08/16/33	1.704%	4,598,183	4,591,342

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $285,276,359)			298,038,943

Commercial Mortgage-Backed Securities — Non-Agency 3.7%
American Homes 4 Rent Series 2014-SFR1 Class E(a)(b)(f)
06/17/31	2.750%	4,500,000	4,443,641

Aventura Mall Trust Series 2013-AVM Class E(a)(b)(f)
12/05/32	3.867%	7,600,000	7,372,783

Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(a)(b)(f)
09/15/26	3.652%	7,015,000	7,066,242

Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18 Class A4(a)(b)
02/13/42	4.933%	156,232	159,156

Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5(a)
10/15/41	4.733%	66,812	67,093

Commercial Mortgage Trust Series 2013-RIA4 Class A(a)(b)(f)
11/27/28	6.000%	4,872,706	4,784,101

GS Mortgage Securities Trust Series 2007-GG10 Class AM(a)(b)
08/10/45	5.997%	15,000,000	15,796,755

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4(a)(f)
02/15/46	4.717%	175,000	195,157

ORES NPL LLC(a)(f)
Series 2013-LV2 Class A
09/25/25	3.081%	6,226,235	6,226,553
Series 2014-LV3 Class A
03/27/24	3.000%	9,990,980	9,991,640
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,392,926

Rialto Real Estate Fund LP(a)(f) Series 2013-LT2 Class A
05/22/28	2.833%	5,601,004	5,604,622
Series 2013-LT3 Class A
06/20/28	2.500%	1,708,597	1,708,597

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMA Issuer I LLC Series 2012-LV1 Class A(a)(f)
08/20/25	3.500%	1,453,140	1,453,576

Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4(a)(b)
10/15/44	5.414%	29,259	30,544

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $69,578,092)			70,293,386

Asset-Backed Securities — Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	49,818	53,909

Total Asset-Backed Securities — Agency
(Cost: $49,818)			53,909

Asset-Backed Securities — Non-Agency 6.5%
A Voce CLO Ltd. Series 2014-1A Class C(b)(d)(f)
07/15/26	1.231%	3,000,000	2,871,519

ARES CLO Ltd. Series 2014-1A Class B(b)(f)
04/17/26	3.043%	3,750,000	3,662,573

Access Group, Inc. Series 2007A Class A2(b)
08/25/26	0.357%	1,239,609	1,229,910

American Credit Acceptance Receivables Trust(f) Series 2012-2 Class A
07/15/16	1.890%	767,675	769,270
Series 2012-3 Class A
11/15/16	1.640%	1,703,454	1,709,455

Apidos CDO XVII Series 2014-17A Class A2A(b)(f)
04/17/26	2.260%	7,500,000	7,523,265

Carlyle Global Market Strategies CLO Series 2013-1A Class B(b)(f)
02/14/25	3.325%	3,600,000	3,599,935

Credit Suisse Mortgage Capital Certificates CMO Series 2013-SC1 Class 1A2(b)(f)
04/04/21	4.512%	26,000,000	26,130,000

Dryden Senior Loan Fund Series 2014-33A Class C(b)(f)
07/15/26	3.073%	11,550,000	11,314,230

Encore Credit Receivables Trust Series 2005-4 Class 2A4(b)
01/25/36	0.492%	1,613,897	1,598,150

First Investors Auto Owner Trust Series 2011-2A Class A2(f)
08/15/17	2.600%	49,826	49,833

GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B(b)(f)
04/25/25	1.979%	9,000,000	8,828,685

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A(b)(f)
07/06/38	2.654%	4,191,380	4,191,380

Nomad CLO Ltd. Series 2013-1A Class B(b)(f)
01/15/25	3.176%	6,000,000	5,943,528

OHA Credit Partners VIII Ltd. Series 2013-8A Class B(b)(f)
04/20/25	1.878%	5,000,000	4,892,120

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(b)
07/01/21	0.735%	722,208	723,598

PennyMac Loan Trust Series 2011-NPL1 Class M1(b)(f)
09/25/51	5.000%	6,675,194	6,703,356

RAAC Trust Series 2006-RP2 Class A(b)(f)
02/25/37	0.402%	2,593,438	2,517,787

SLM Private Education Loan Trust Series 2012-A Class A1(b)(f)
08/15/25	1.552%	1,190,618	1,205,355

Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	941,932	945,380

Seneca Park CLO Ltd. Series 2014-1A Class D(b)(f)
07/17/26	3.724%	5,000,000	4,747,275

Sierra Timeshare Receivables Funding Co. LLC Series 2010-2A Class A(f)
11/20/25	3.840%	705,752	706,865

Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1(b)
06/25/36	0.602%	964,510	963,327

SpringCastle America Funding LLC Series 2013-1A Class A(f)
04/03/21	3.750%	5,789,404	5,839,518

Symphony CLO Ltd. Series 2014-14A Class D2(b)(f)
07/14/26	3.600%	7,500,000	7,268,955

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a)(b)(f) CMO Series 2013-NPL4 Class A1
11/25/53	3.960%	4,446,717	4,477,224

Vericrest Opportunity Loan Transferee (b)(f) Series 2014-3A Class A1
05/26/54	3.250%	2,967,415	2,982,549

Total Asset-Backed Securities — Non-Agency
(Cost: $122,571,025)			123,395,042

Options Purchased Puts 0.3%
Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)

Put — OTC 3-Year Interest Rate Swap 2(i)
	295,000,000	1.75	02/11/15	970,580
Put — OTC 3-Year Interest Rate Swap 1(i)
	300,000,000	2.25	11/02/15	2,466,570
Put — OTC 30-Year Interest Rate Swap(i)
	123,500,000	3.50	09/03/14	879,048
Put — OTC 5-Year Interest Rate Swap(i)
	100,000,000	4.00	08/17/17	1,659,370

Total Options Purchased Puts
(Cost: $9,944,525)				5,975,568

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(j)(k)	49,607,015	49,607,015

Total Money Market Funds
(Cost: $49,607,015)		49,607,015

Total Investments
(Cost: $2,384,140,787)		2,392,565,104

Other Assets & Liabilities, Net		(495,639,148)

Net Assets		1,896,925,956

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $5,804,738 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	1,354	USD	297,329,938	09/2014	—	(150,126)
US 5YR NOTE	(1,416)	USD	(169,156,691)	09/2014	—	(904,878)
US 10YR NOTE	(2,182)	USD	(273,125,042)	09/2014	—	(872,690)

Total					—	(1,927,694)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Variable rate security.

(c)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $441,009,580 or 23.25% of net assets.

(g)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $2,782, represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	04/27/1995	935

Comfed Savings Bank CMO Series 1987-1 Class A 01/25/18 3.547%	05/07/2007	2,098

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $18,814,626, which represents 0.99% of net assets.

(i)	Purchased swaption contracts outstanding at June 30, 2014:

At June 30, 2014, securities and cash totaling $7,721,000 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	2/11/2015	295,000,000	2,190,375	970,580

Put — OTC 30-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	3.500	9/3/2014	123,500,000	2,704,650	879,048

Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	8/17/2017	100,000,000	2,202,500	1,659,370

Put — OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/2/2015	300,000,000	2,847,000	2,466,570

Total							9,944,525	5,975,568

(j)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,506,258	429,972,260	(418,871,503)	49,607,015	19,787	49,607,015

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Residential Mortgage-Backed Securities — Agency	—	1,534,294,571	—	1,534,294,571

Residential Mortgage-Backed Securities — Non-Agency	—	251,853,548	59,053,122	310,906,670

Commercial Mortgage-Backed Securities — Agency	—	298,038,943	—	298,038,943

Commercial Mortgage-Backed Securities — Non-Agency	—	68,584,789	1,708,597	70,293,386

Asset-Backed Securities — Agency	—	53,909	—	53,909

Asset-Backed Securities — Non-Agency	—	87,219,594	36,175,448	123,395,042

Total Bonds	—	2,240,045,354	96,937,167	2,336,982,521

Other

Options Purchased Puts	—	5,975,568	—	5,975,568

Total Other	—	5,975,568	—	5,975,568

Mutual Funds

Money Market Funds	49,607,015	—	—	49,607,015

Total Mutual Funds	49,607,015	—	—	49,607,015

Investments in Securities	49,607,015	2,246,020,922	96,937,167	2,392,565,104

Derivatives

Liabilities

Futures Contracts	(1,927,694)	—	—	(1,927,694)

Total	47,679,321	2,246,020,922	96,937,167	2,390,637,410

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2013	2,977,635	45,714,288	2,451,520	32,270,203	83,413,646

Accrued discounts/premiums	—	(16,227)	—	19,985	3,758

Realized gain (loss)	—	671,502	—	71,146	742,648

Change in unrealized appreciation (depreciation)(a)	—	(31,064)	—	558,358	527,294

Sales	—	(20,392,235)	(742,923)	(2,615,763)	(23,750,921)

Purchases	—	37,712,858	—	5,871,519	43,584,377

Transfers out of Level 3	(2,977,635)	(4,606,000)	—	—	(7,583,635)

Balance as of June 30, 2014	—	59,053,122	1,708,597	36,175,448	96,937,167

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $735,286, Residential Mortgage-Backed Securities — Non-Agency of $176,928 and Asset-Backed Securities — Non-Agency of $558,358.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations from broker dealers, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,334,533,772)	$2,342,958,089

Affiliated issuers (identified cost $49,607,015)	49,607,015

Total investments (identified cost $2,384,140,787)	2,392,565,104

Cash	168,163

Receivable for:

Investments sold	6,452,374

Capital shares sold	1,031,582

Dividends	2,426

Interest	7,539,856

Reclaims	8,453

Variation margin	42,313

Trustees’ deferred compensation plan	20,564

Total assets	2,407,830,835

Liabilities

Payable for:

Investments purchased	16,445,123

Investments purchased on a delayed delivery basis	490,235,464

Capital shares purchased	2,983,605

Variation margin	270,039

Investment management fees	577,753

Distribution and/or service fees	25,599

Transfer agent fees	96,929

Administration fees	103,299

Compensation of board members	58,502

Other expenses	88,002

Trustees’ deferred compensation plan	20,564

Total liabilities	510,904,879

Net assets applicable to outstanding capital stock	$1,896,925,956

Represented by

Paid-in capital	$1,900,155,671

Undistributed net investment income	21,665,846

Accumulated net realized loss	(31,392,184)

Unrealized appreciation (depreciation) on:

Investments	8,424,317

Futures contracts	(1,927,694)

Total — representing net assets applicable to outstanding capital stock	$1,896,925,956

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

Class 1

Net assets	$1,682,041,725

Shares outstanding	162,168,018

Net asset value per share	$10.37

Class 2

Net assets	$25,381,847

Shares outstanding	2,449,877

Net asset value per share	$10.36

Class 3

Net assets	$189,502,384

Shares outstanding	18,259,186

Net asset value per share	$10.38

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$19,787

Interest	28,195,859

Foreign taxes withheld	(16,905)

Total income	28,198,741

Expenses:

Investment management fees	3,417,960

Distribution and/or service fees

Class 2	31,792

Class 3	122,546

Transfer agent fees

Class 1	507,032

Class 2	7,630

Class 3	58,820

Administration fees	610,677

Compensation of board members	20,300

Custodian fees	26,744

Printing and postage fees	32,243

Professional fees	23,275

Other	12,724

Total expenses	4,871,743

Net investment income	23,326,998

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(2,257,849)

Futures contracts	3,434,867

Options contracts written	(873,141)

Net realized gain	303,877

Net change in unrealized appreciation (depreciation) on:

Investments	42,174,183

Futures contracts	(331,033)

Net change in unrealized appreciation (depreciation)	41,843,150

Net realized and unrealized gain	42,147,027

Net increase in net assets resulting from operations	$65,474,025

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$23,326,998	$35,356,196

Net realized gain (loss)	303,877	(20,803,254)

Net change in unrealized appreciation (depreciation)	41,843,150	(47,082,135)

Net increase (decrease) in net assets resulting from operations	65,474,025	(32,529,193)

Distributions to shareholders

Net investment income

Class 1	(31,813,638)	(11,701,971)

Class 2	(416,916)	(147,448)

Class 3	(3,341,455)	(1,591,852)

Total distributions to shareholders	(35,572,009)	(13,441,271)

Increase (decrease) in net assets from capital stock activity	(97,375,011)	430,178,956

Total increase (decrease) in net assets	(67,472,995)	384,208,492

Net assets at beginning of period	1,964,398,951	1,580,190,459

Net assets at end of period	$1,896,925,956	$1,964,398,951

Undistributed net investment income	$21,665,846	$33,910,857

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	12,043,350	125,607,398	60,510,461	625,414,186

Distributions reinvested	3,070,814	31,813,638	1,147,252	11,701,972

Redemptions	(22,373,746)	(232,974,245)	(10,785,885)	(111,120,673)

Net increase (decrease)	(7,259,582)	(75,553,209)	50,871,828	525,995,485

Class 2 shares

Subscriptions	88,040	917,866	482,404	4,978,232

Distributions reinvested	40,282	416,916	14,470	147,448

Redemptions	(237,318)	(2,465,528)	(1,033,683)	(10,641,261)

Net decrease	(108,996)	(1,130,746)	(536,809)	(5,515,581)

Class 3 shares

Subscriptions	108,625	1,132,228	252,040	2,614,593

Distributions reinvested	322,223	3,341,455	155,911	1,591,851

Redemptions	(2,419,498)	(25,164,739)	(9,155,052)	(94,507,392)

Net decrease	(1,988,650)	(20,691,056)	(8,747,101)	(90,300,948)

Total net increase (decrease)	(9,357,228)	(97,375,011)	41,587,918	430,178,956

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.22		$10.49		$10.43		$10.38		$10.30

Income from investment operations:

Net investment income	0.13		0.20		0.10		0.10		0.07

Net realized and unrealized gain (loss)	0.22		(0.39)		0.08		0.06		0.12

Total from investment operations	0.35		(0.19)		0.18		0.16		0.19

Less distributions to shareholders:

Net investment income	(0.20)		(0.08)		(0.12)		(0.11)		(0.11)

Total distributions to shareholders	(0.20)		(0.08)		(0.12)		(0.11)		(0.11)

Net asset value, end of period	$10.37		$10.22		$10.49		$10.43		$10.38

Total return	3.42%		(1.83%)		1.69%		1.51%		1.83%

Ratios to average net assets(b)

Total gross expenses	0.49	%(c)	0.49%		0.50%		0.55%		0.63	%(c)

Total net expenses(d)	0.49	%(c)	0.49%		0.50%		0.55%		0.63	%(c)

Net investment income	2.46	%(c)	1.94%		0.92%		1.01%		1.09	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,682,042		$1,731,407		$1,243,687		$854,906		$733,781

Portfolio turnover	136	%(e)	433	%(e)	238	%(e)	92	%(e)	323	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 25% for the six months ended June 30, 2014 and 176%, 109%, 66% and 203% for the years ended December 31, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.20		$10.46		$10.39		$10.36		$10.30

Income from investment operations:

Net investment income	0.11		0.16		0.07		0.08		0.05

Net realized and unrealized gain (loss)	0.22		(0.37)		0.08		0.04		0.11

Total from investment operations	0.33		(0.21)		0.15		0.12		0.16

Less distributions to shareholders:

Net investment income	(0.17)		(0.05)		(0.08)		(0.09)		(0.10)

Total distributions to shareholders	(0.17)		(0.05)		(0.08)		(0.09)		(0.10)

Net asset value, end of period	$10.36		$10.20		$10.46		$10.39		$10.36

Total return	3.27%		(1.99%)		1.47%		1.21%		1.59%

Ratios to average net assets(b)

Total gross expenses	0.74	%(c)	0.74%		0.75%		0.76%		0.89	%(c)

Total net expenses(d)	0.74	%(c)	0.74%		0.75%		0.76%		0.89	%(c)

Net investment income	2.21	%(c)	1.59%		0.65%		0.81%		0.75	%(c)

Supplemental data

Net assets, end of period (in thousands)	$25,382		$26,089		$32,395		$33,867		$1,985

Portfolio turnover	136	%(e)	433	%(e)	238	%(e)	92	%(e)	323	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 25% for the six months ended June 30, 2014 and 176%, 109%, 66% and 203% for the years ended December 31, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.22		$10.49		$10.42		$10.37		$10.17		$9.95

Income from investment operations:

Net investment income	0.12		0.18		0.08		0.09		0.12		0.21

Net realized and unrealized gain (loss)	0.23		(0.39)		0.09		0.05		0.18		0.33

Total from investment operations	0.35		(0.21)		0.17		0.14		0.30		0.54

Less distributions to shareholders:

Net investment income	(0.19)		(0.06)		(0.10)		(0.09)		(0.10)		(0.32)

Total distributions to shareholders	(0.19)		(0.06)		(0.10)		(0.09)		(0.10)		(0.32)

Net asset value, end of period	$10.38		$10.22		$10.49		$10.42		$10.37		$10.17

Total return	3.39%		(1.96%)		1.62%		1.38%		3.00%		5.53%

Ratios to average net assets(a)

Total gross expenses	0.62	%(b)	0.62%		0.63%		0.68%		0.76%		0.76%

Total net expenses(c)	0.62	%(b)	0.62%		0.63%		0.68%		0.76%		0.76%

Net investment income	2.33	%(b)	1.69%		0.78%		0.87%		1.15%		2.12%

Supplemental data

Net assets, end of period (in thousands)	$189,502		$206,903		$304,109		$344,031		$417,768		$519,208

Portfolio turnover	136	%(d)	433	%(d)	238	%(d)	92	%(d)	323	%(d)	428	%(d)

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 25% for the six months ended June 30, 2014 and 176%, 109%, 66%, 203% and 350% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in

22	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

Semiannual Report 2014	23

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage volatility and interest rate risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Swaption Contracts

Swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date.The Fund purchased or wrote swaption contracts to manage exposure to fluctuations in interest rates or to hedge the fair value of other Fund investments or as part of an investment strategy to manage exposure to duration and volatility. These instruments may be used for other purposes in future periods. If a call swaption is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange. Exercising a put swaption

24	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

would entitle the purchaser to pay a fixed rate and receive a floating rate. Changes in the value of a purchased swaption are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the swaption contract expires or is closed.

When the Fund writes a swaption, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the swaption written. Premiums received from writing swaptions that expire unexercised are recorded by the between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Options Purchased Puts(c)	5,975,568	—	5,975,568	—	5,975,568	—	—

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Investments at value — unaffiliated issuers (for purchased options)	5,975,568

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,927,694	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2014	25

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	3,434,867	(873,141)	2,561,726
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	(331,033)	(9,321,649)	(9,652,682)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	440,683,094
Futures contracts — Short	317,171,438

Derivate Instrument	Average Market Value ($)*
Options contracts (purchased)	8,853,815
Options contracts (written)	(3,512,818)

*	Based on ending quarterly outstanding amounts for the six months ended June 30, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are

26	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.36% to 0.24% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.36% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $2,142.

Semiannual Report 2014	27

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.620%	0.600%
Class 2	0.870	0.850
Class 3	0.745	0.725

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $2,384,141,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$31,719,000
Unrealized depreciation	(23,295,000)
Net unrealized appreciation	$8,424,000

The following capital loss carryforwards, determined as of December 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	6,657,278
No expiration — short-term	15,164,997
No expiration — long-term	1,900,810
Total	23,723,085

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

28	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives but including mortgage dollar rolls, aggregated to $3,135,600,973 and $3,119,429,269, respectively, for the six months ended June 30, 2014, of which $2,184,992,704 and $2,842,122,084, respectively, were U.S. government securities. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 98.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

Semiannual Report 2014	29

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — U.S. Government Mortgage Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Semiannual Report 2014	31

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

32	Semiannual Report 2014

Columbia Variable Portfolio – U.S. Government Mortgage Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Variable Portfolio – U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6491 E (8/14)

Semiannual Report June 30, 2014

Portfolio Navigator Funds

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable contracts and variable life insurance policies offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

Portfolio Navigator Funds

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Conservative Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Conservative Portfolio (the Fund) Class 2 shares returned 3.24% for the six months ended June 30, 2014.

>	The Fund underperformed its Blended Index, which returned 4.08% during the same period.

>	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 3.93% during the same period.

>	The U.S. equity market, as measured by the Russell 3000 Index, returned 6.94% during the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index gained 0.02% during the same period.

>	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 5.56% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	3.24	6.25	5.52
Class 4	05/07/10	3.33	6.25	5.52
Blended Index		4.08	7.71	5.67	*
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08
Russell 3000 Index		6.94	25.22	17.42
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.04	0.08	*
MSCI All Country World Index ex-U.S. (Net)		5.56	21.75	10.23

*	Return from 04/30/10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (70%); domestic equity — Russell 3000 Index (14%); cash — Citigroup 3-Month U.S. Treasury Bill Index (10%); and international equity — MSCI All Country World Index ex-U.S. (Net) (6%).

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Alternative Investment Funds	1.8
Equity Funds	19.3
Global Real Estate	0.2
International	4.5
U.S. Large Cap	11.7
U.S. Mid Cap	1.2
U.S. Small Cap	1.7
Fixed-Income Funds	73.8
Emerging Markets	0.2
Floating Rate	1.0
Global Bond	0.3
High Yield	0.9
Inflation Protected Securities	2.8
Investment Grade	66.3
Multisector	2.3
Money Market Funds	5.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2014	3

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderately Conservative Portfolio (the Fund) Class 2 shares returned 3.83% for the six months ended June 30, 2014.

>	The Fund underperformed its Blended Index, which returned 4.69% during the same period.

>	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 3.93% during the same period.

>	The U.S. equity market, as measured by the Russell 3000 Index, returned 6.94% during the same period.

>	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 5.56% during the same period.

>	The Citigroup 3-Month U.S. Treasury Bill Index returned 0.02% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	3.83	9.31	7.08
Class 4	05/07/10	3.75	9.20	7.12
Blended Index		4.69	10.84	7.28	*
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08
Russell 3000 Index		6.94	25.22	17.42
MSCI All Country World Index ex-U.S. (Net)		5.56	21.75	10.23
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.04	0.08	*

*	Return from 04/30/10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (60%); domestic equity — Russell 3000 Index (24.5%); international equity — MSCI All Country World Index ex-U.S. (Net) (10.5%); and cash — Citigroup 3-Month U.S. Treasury Bill Index (5%).

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

4	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderately Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Alternative Investment Funds	1.9
Equity Funds	33.6
Global Real Estate	0.3
International	8.1
U.S. Large Cap	20.0
U.S. Mid Cap	2.3
U.S. Small Cap	2.9
Fixed-Income Funds	64.3
Emerging Markets	0.3
Floating Rate	0.9
Global Bond	0.6
High Yield	0.9
Inflation Protected Securities	4.3
Investment Grade	55.0
Multisector	2.3
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2014	5

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderate Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderate Portfolio (the Fund) Class 2 shares returned 4.33% for the six months ended June 30, 2014.

>	The Fund underperformed its Blended Index, which returned 5.29% during the same period.

>	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 3.93% during the same period.

>	The U.S. equity market, as measured by the Russell 3000 Index, returned 6.94% during the same period.

>	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 5.56% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	4.33	12.32	8.88
Class 4	05/07/10	4.32	12.30	8.92
Blended Index		5.29	14.02	9.85
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08
Russell 3000 Index		6.94	25.22	17.42
MSCI All Country World Index ex-U.S. (Net)		5.56	21.75	10.23

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: bonds — Barclays U.S. Aggregate Bond Index (50%); domestic equity — Russell 3000 Index (35%); international equity — MSCI All Country World Index ex-U.S. (Net) (15%).

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

6	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Alternative Investment Funds	2.1
Equity Funds	49.3
Global Real Estate	0.6
International	12.7
U.S. Large Cap	28.1
U.S. Mid Cap	4.0
U.S. Small Cap	3.9
Fixed-Income Funds	48.6
Emerging Markets	0.6
Floating Rate	1.3
Global Bond	0.6
High Yield	1.5
Inflation Protected Securities	3.5
Investment Grade	38.5
Multisector	2.6
Money Market Funds	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2014	7

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Moderately Aggressive Portfolio (the Fund) Class 2 shares returned 4.45% for the six months ended June 30, 2014.

>	The Fund underperformed its Blended Index, which returned 5.67% during the same period.

>	The U.S. equity market, as measured by the Russell 3000 Index, returned 6.94% during the same period.

>	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 3.93% during the same period.

>	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 5.56% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	4.45	15.20	10.31
Class 4	05/07/10	4.52	15.25	10.37
Blended Index		5.67	17.02	11.52
Russell 3000 Index		6.94	25.22	17.42
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08
MSCI All Country World Index ex-U.S. (Net)		5.56	21.75	10.23

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index (45.5%); bonds — Barclays U.S. Aggregate Bond Index (35%); and international equity — MSCI All Country World Index ex-U.S. (Net) (19.5%).

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

8	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Moderately Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Alternative Investment Funds	2.1
Equity Funds	64.9
Global Real Estate	0.8
International	16.6
U.S. Large Cap	38.1
U.S. Mid Cap	4.0
U.S. Small Cap	5.4
Fixed-Income Funds	33.0
Emerging Markets	0.5
Floating Rate	1.3
Global Bond	0.7
High Yield	1.4
Inflation Protected Securities	2.3
Investment Grade	24.9
Multisector	1.9
Money Market Funds	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2014	9

Portfolio Navigator Funds

Performance Overview

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Performance Summary

>	Variable Portfolio — Aggressive Portfolio (the Fund) Class 2 shares returned 4.86% for the six months ended June 30, 2014.

>	The Fund underperformed its Blended Index, which returned 6.05% during the same period.

>	The U.S. equity market, as measured by the Russell 3000 Index, returned 6.94% during the same period.

>	The international equity market (excluding the U.S.), as measured by the MSCI All Country World Index ex-U.S. (Net), returned 5.56% during the same period.

>	The U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 3.93% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class 2	05/07/10	4.86	18.42	11.84
Class 4	05/07/10	4.92	18.47	11.90
Blended Index		6.05	20.07	13.16
Russell 3000 Index		6.94	25.22	17.42
MSCI All Country World Index ex-U.S. (Net)		5.56	21.75	10.23
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund’s neutral asset allocation. The following indices are used when calculating the Blended Index’s return: domestic equity — Russell 3000 Index (56%); international equity — MSCI All Country World Index ex-U.S. (Net) (24%) and bonds — Barclays U.S. Aggregate Bond Index (20%).

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI All Country World Index ex-U.S. (Net), an unmanaged index, is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index ex-U.S. (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

10	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio Overview

Variable Portfolio – Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Alternative Investment Funds	2.2
Equity Funds	81.4
Global Real Estate	0.9
International	20.7
U.S. Large Cap	46.6
U.S. Mid Cap	6.3
U.S. Small Cap	6.9
Fixed-Income Funds	16.4
Emerging Markets	0.2
Floating Rate	1.0
Global Bond	0.5
High Yield	1.1
Inflation Protected Securities	0.9
Investment Grade	11.1
Multisector	1.6
Money Market Funds	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Jeffrey Knight, CFA

Kent Bergene

Semiannual Report 2014	11

Portfolio Navigator Funds

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective Expenses Paid During the Period” column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

12	Semiannual Report 2014

Portfolio Navigator Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund’s Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual

Variable Portfolio — Conservative Portfolio
Class 2	1,000.00	1,000.00	1,032.40	1,023.41	1.41	1.40	0.28	4.43	4.41	0.88
Class 4	1,000.00	1,000.00	1,033.30	1,023.41	1.41	1.40	0.28	4.44	4.41	0.88

Variable Portfolio — Moderately Conservative Portfolio
Class 2	1,000.00	1,000.00	1,038.30	1,023.41	1.42	1.40	0.28	4.80	4.77	0.95
Class 4	1,000.00	1,000.00	1,037.50	1,023.41	1.41	1.40	0.28	4.80	4.77	0.95

Variable Portfolio — Moderate Portfolio
Class 2	1,000.00	1,000.00	1,043.30	1,023.46	1.37	1.35	0.27	5.02	4.97	0.99
Class 4	1,000.00	1,000.00	1,043.20	1,023.46	1.37	1.35	0.27	5.02	4.97	0.99

Variable Portfolio — Moderately Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,044.50	1,023.46	1.37	1.35	0.27	5.22	5.17	1.03
Class 4	1,000.00	1,000.00	1,045.20	1,023.46	1.37	1.35	0.27	5.22	5.17	1.03

Variable Portfolio — Aggressive Portfolio
Class 2	1,000.00	1,000.00	1,048.60	1,023.41	1.42	1.40	0.28	5.49	5.42	1.08
Class 4	1,000.00	1,000.00	1,049.20	1,023.41	1.42	1.40	0.28	5.49	5.42	1.08

Expenses paid during the period are equal to the Fund’s annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.

Semiannual Report 2014	13

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 19.3%
	Shares	Value ($)
Global Real Estate 0.2%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	284,554	3,124,403

International 4.5%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	402,069	5,524,427

Variable Portfolio — DFA International Value Fund, Class 1(a)	849,508	9,743,860

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	1,861,572	24,758,908

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	214,214	2,887,598

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	1,976,062	24,028,912

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	1,597,571	17,653,161

Total		84,596,866

U.S. Large Cap 11.7%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	1,863,315	28,359,655

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	1,298,756	25,455,615

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	1,065,069	11,726,408

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	506,992	16,725,672

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	302,806	5,247,628

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	1,083,917	19,575,542

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	705,188	12,439,515

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	1,769,144	31,473,072

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	1,218,944	22,587,045

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	1,055,380	19,239,573

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	1,802,583	26,317,711

Total		219,147,436

U.S. Mid Cap 1.2%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	67,970	1,273,083

Equity Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	207,791	3,746,475

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	446,071	8,002,504

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	537,688	9,705,268

Total		22,727,330

U.S. Small Cap 1.7%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	261,182	4,894,559

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	310,777	5,569,124

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	928,084	21,466,583

Total		31,930,266

Total Equity Funds
(Cost: $292,220,491)		361,526,301

Fixed-Income Funds 73.8%
Emerging Markets 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	393,950	3,911,920

Floating Rate 1.0%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	1,883,688	18,045,735

Global Bond 0.3%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)(b)	485,828	5,208,073

High Yield 0.9%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)(b)	1,876,441	17,169,433

Inflation Protected Securities 2.8%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)	5,630,863	51,803,940

Investment Grade 66.3%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	17,461,227	172,516,926

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	8,625,585	87,290,919

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2014 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	13,952,126	143,009,293

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	12,014,451	124,589,860

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	19,894,363	215,257,014

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	20,105,109	216,129,921

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	11,311,580	116,396,155

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	16,721,040	169,718,553

Total		1,244,908,641

Multisector 2.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	4,725,939	43,762,195

Total Fixed-Income Funds (Cost: $1,391,945,125)		1,384,809,937

Alternative Investment Funds 1.8%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	201,218	1,969,926

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1(a)(b)	2,676,758	25,054,450

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	580,368	5,484,480

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	133,740	1,211,680

Total Alternative Investment Funds (Cost: $35,343,043)		33,720,536

Money Market Funds 5.1%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	96,005,312	96,005,312

Total Money Market Funds (Cost: $96,005,312)		96,005,312

Total Investments (Cost: $1,815,513,971)		1,876,062,086

Other Assets & Liabilities, Net		(61,958)

Net Assets		1,876,000,128

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Cash Management Fund, Class 1	157,570,326	2,005,742	(63,570,756)	—	96,005,312	—	5,778	96,005,312

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	4,000,000	—	(2,068,245)	1,888	1,933,643	—	—	1,969,926

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	19,695,081	16,077,515	(17,000,000)	5,671,857	24,444,453	—	—	28,359,655

Columbia Variable Portfolio — Core Bond Fund, Class 1	195,095,065	2,043,176	(27,922,221)	337,552	169,553,572	—	2,043,176	172,516,926

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	88,838,800	29,172,263	(25,344,491)	(2,307,419)	90,359,153	411,078	2,373,612	87,290,919

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	25,960,123	—	(11,895,840)	3,991,215	18,055,498	—	—	25,455,615

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	3,108,388	9,088,341	(8,463,384)	51,199	3,784,544	20,211	68,130	3,911,920

Columbia Variable Portfolio — Global Bond Fund, Class 1	6,337,474	33,218,334	(34,343,289)	186,181	5,398,700	218,334	—	5,208,073

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	16,151,476	10,000,000	(10,036,600)	444,988	16,559,864	—	—	17,169,433

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	16,956,663	—	(9,526,443)	1,860,130	9,290,350	—	—	11,726,408

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	6,271,825	16,077,514	(9,000,000)	1,566,727	14,916,066	—	—	16,725,672

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	182,499,270	5,580,486	(44,790,131)	1,933,298	145,222,923	2,777,758	2,673,538	143,009,293

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	4,252,379	1,000,000	(4,524,348)	489,612	1,217,643	—	—	1,273,083

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	3,224,994	5,000,000	(4,892,192)	164,729	3,497,531	—	—	3,746,475

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1	32,524,224	—	(6,000,000)	(226,838)	26,297,386	—	—	25,054,450

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	5,975,517	—	(2,000,000)	399,778	4,375,295	—	—	5,247,628

Columbia Variable Portfolio — Strategic Income Fund, Class 1	42,349,424	129,191	(2,341,260)	286,764	40,424,119	—	—	43,762,195

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	197,570,311	2,627,657	(74,987,148)	293,475	125,504,295	—	2,369,274	124,589,860
Variable Portfolio — American Century Diversified Bond Fund, Class 1	289,521,898	9,199,004	(83,361,193)	3,590,018	218,949,727	191,308	3,490,932	215,257,014

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	6,489,527	444,505	(1,012,099)	(21,058)	5,900,875	354,407	90,099	5,484,480

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	76,347,263	12,000,000	(35,717,053)	(2,054,214)	50,575,996	—	—	51,803,940

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	3,777,994	3,443,523	(2,418,127)	624,463	5,427,853	344,803	98,720	5,524,427

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	5,155,182	6,000,000	(6,639,231)	91,750	4,607,701	—	—	4,894,559

Variable Portfolio — DFA International Value Fund, Class 1	3,926,334	6,591,010	(1,418,126)	219,737	9,318,955	370,412	194,760	9,743,860

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	17,653,503	9,959,371	(9,048,699)	154,692	18,718,867	166,148	793,223	18,045,735

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	3,520,753	4,000,000	(6,459,546)	149,932	1,211,139	—	—	1,211,680

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	23,199,925	—	(15,096,218)	5,169,199	13,272,906	—	—	19,575,542

Variable Portfolio — Invesco International Growth Fund, Class 1	19,356,611	9,029,781	(5,523,277)	869,681	23,732,796	1,753,889	250,053	24,758,908

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	285,815,138	8,120,720	(79,342,177)	4,336,823	218,930,504	209,091	4,394,864	216,129,921

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	8,028,214	10,000,000	(10,565,094)	192,542	7,655,662	—	—	8,002,504

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	11,210,703	—	—	—	11,210,703	—	—	12,439,515
Variable Portfolio — MFS Value Fund, Class 1	24,891,827	4,000,000	(10,182,729)	3,945,812	22,654,910	—	—	31,473,072

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	5,563,991	149,696	(4,003,441)	819,849	2,530,095	111,949	37,747	2,887,598

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	2,786,574	2,502,433	(2,003,441)	32,813	3,318,379	437,514	64,919	3,124,403

Variable Portfolio — NFJ Dividend Value Fund, Class 1	23,345,580	—	(13,425,406)	4,043,661	13,963,835	—	—	22,587,045

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	16,422,673	1,000,000	(4,763,927)	1,742,493	14,401,239	—	—	19,239,573

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	5,208,130	1,000,000	(1,170,630)	128,228	5,165,728	—	—	5,569,124

Variable Portfolio — Partners Small Cap Value Fund, Class 1	17,607,020	—	(5,198,270)	2,295,170	14,703,920	—	—	21,466,583

Variable Portfolio — Pyramis® International Equity Fund, Class 1	20,941,237	3,235,826	(3,939,035)	935,331	21,173,359	1,848,380	361,608	24,028,912

Variable Portfolio — Pyrford International Equity Fund, Class 1	20,264,389	279,208	(5,252,011)	224,389	15,515,975	8,452	270,756	17,653,161

Variable Portfolio — Sit Dividend Growth Fund, Class 1	24,008,180	77,515	(7,000,000)	1,966,453	19,052,148	—	—	26,317,711

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	39,898,392	90,732,867	(13,907,217)	(463,267)	116,260,775	—	732,867	116,396,155

Variable Portfolio — Victory Established Value Fund, Class 1	15,203,349	5,000,000	(12,317,597)	831,739	8,717,491	—	—	9,705,268

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	211,037,414	1,113,521	(40,964,072)	515,223	171,702,086	—	777,624	169,718,553

Total	2,189,563,141	319,899,199	(739,434,964)	45,486,595	1,815,513,971	9,223,734	21,091,680	1,876,062,086

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Conservative Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	361,526,301	—	—	361,526,301

Fixed-Income Funds	1,384,809,937	—	—	1,384,809,937

Alternative Investment Funds	33,720,536	—	—	33,720,536

Money Market Funds	96,005,312	—	—	96,005,312

Total Mutual Funds	1,876,062,086	—	—	1,876,062,086

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 33.6%
	Shares	Value ($)
Global Real Estate 0.3%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	1,348,183	14,803,051

International 8.1%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	2,044,090	33,993,221

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	2,278,134	31,301,564

Variable Portfolio — DFA International Value Fund, Class 1(a)	4,404,554	50,520,238

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	8,256,539	109,811,964

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	861,486	11,612,831

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	7,494,112	91,128,400

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	6,951,964	76,819,196

Total		405,187,414

U.S. Large Cap 20.0%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	7,135,289	108,599,099

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	7,532,649	147,639,916

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	5,524,747	60,827,467

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	1,654,799	54,591,828

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	2,290,143	39,688,168

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	5,115,551	92,386,852

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	4,815,687	84,948,716

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	7,635,183	135,829,907

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	5,780,601	107,114,528

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	4,333,256	78,995,257

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	6,326,825	92,371,650

Total		1,002,993,388

Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.3%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	303,424	5,683,133

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	1,521,472	27,432,139

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	2,326,921	41,744,958

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	2,422,654	43,728,913

Total		118,589,143

U.S. Small Cap 2.9%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	1,395,380	26,149,430

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	1,963,135	35,179,379

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	3,615,460	83,625,586

Total		144,954,395

Total Equity Funds
(Cost: $1,215,090,934)		1,686,527,391

Fixed-Income Funds 64.3%
Emerging Markets 0.3%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	1,703,833	16,919,065

Floating Rate 0.9%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	4,748,391	45,489,586

Global Bond 0.6%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)(b)	2,638,679	28,286,639

High Yield 0.9%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)(b)	4,938,010	45,182,788

Inflation Protected Securities 4.3%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)	23,257,776	213,971,544

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2014 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 55.0%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	33,787,572	333,821,214

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	21,072,550	213,254,209

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	36,712,393	376,302,030

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	24,794,056	257,114,356

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	42,493,212	459,776,555

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	43,365,699	466,181,263

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	31,222,933	321,283,984

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	32,593,178	330,820,752

Total		2,758,554,363

Multisector 2.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	12,744,725	118,016,149

Total Fixed-Income Funds
(Cost: $3,221,570,345)		3,226,420,134

Alternative Investment Funds 1.9%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	813,159	7,960,831

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1(a)(b)	5,498,897	51,469,677

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	3,241,757	30,634,599

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	432,301	3,916,649

Total Alternative Investment Funds
(Cost: $98,897,006)		93,981,756

Money Market Funds 0.2%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	12,220,803	12,220,803

Total Money Market Funds
(Cost: $12,220,803)		12,220,803

Total Investments
(Cost: $4,547,779,088)		5,019,150,084

Other Assets & Liabilities, Net		(102,777)

Net Assets		5,019,047,307

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	376	—	(376)	—	—	—	—	—

Columbia Variable Portfolio — Cash Management Fund, Class 1	94,869,775	2,002,940	(84,651,912)	—	12,220,803	—	2,925	12,220,803

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	10,000,000	—	(2,136,858)	(12,517)	7,850,625	—	—	7,960,831

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	69,654,420	32,000,000	(26,000,000)	9,175,624	84,830,044	—	—	108,599,099

Columbia Variable Portfolio — Core Bond Fund, Class 1	357,741,059	3,951,880	(33,618,909)	(108,575)	327,965,455	—	3,951,879	333,821,214

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	228,073,009	6,803,077	(7,533,977)	(732,794)	226,609,315	1,004,275	5,798,803	213,254,209

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	111,694,650	—	(31,496,910)	12,585,928	92,783,668	—	—	147,639,916

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	24,669,296	5,548,668	(13,215,416)	(545,180)	16,457,368	86,617	462,051	16,919,065

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	29,653,351	170,289	—	—	29,823,640	100,470	69,820	33,993,221

Columbia Variable Portfolio — Global Bond Fund, Class 1	50,343,774	17,154,969	(38,536,213)	(66,233)	28,896,297	1,154,969	—	28,286,639

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	59,727,810	—	(16,226,108)	(1,391,105)	42,110,597	—	—	45,182,788

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	67,588,609	—	(25,764,700)	5,136,009	46,959,918	—	—	60,827,467

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	19,503,303	32,000,000	(5,000,000)	742,138	47,245,441	—	—	54,591,828

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	425,781,113	14,291,730	(68,882,201)	4,042,396	375,233,038	7,282,482	7,009,248	376,302,030

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	13,550,153	7,000,000	(18,220,853)	3,229,430	5,558,730	—	—	5,683,133

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	15,396,715	20,000,000	(11,218,893)	944,232	25,122,054	—	—	27,432,139

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1	59,601,634	—	(5,000,000)	(341,880)	54,259,754	—	—	51,469,677

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	26,398,858	—	—	—	26,398,858	—	—	39,688,168

Columbia Variable Portfolio — Strategic Income Fund, Class 1	113,407,651	—	(1,142,296)	140,021	112,405,376	—	—	118,016,149

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	286,693,631	14,864,349	(43,962,918)	196,974	257,792,036	—	4,864,349	257,114,356

Variable Portfolio — American Century Diversified Bond Fund, Class 1	493,166,104	25,859,355	(69,301,686)	3,828,160	453,551,933	408,327	7,451,028	459,776,555

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	32,695,770	2,464,401	(2,131,604)	22,499	33,051,066	1,964,881	499,520	30,634,599

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	276,214,097	4,000,000	(57,904,432)	(4,596,005)	217,713,660	—	—	213,971,544

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	28,973,975	2,558,582	(8,036,560)	1,850,336	25,346,333	1,953,666	604,915	31,301,564

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	35,424,240	5,000,000	(17,027,810)	1,232,045	24,628,475	—	—	26,149,430

Variable Portfolio — DFA International Value Fund, Class 1	42,506,616	2,912,858	(9,247,592)	2,233,727	38,405,609	1,920,522	992,337	50,520,238

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	55,841,649	6,418,246	(15,500,008)	109,267	46,869,154	418,801	1,999,445	45,489,586

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	12,231,130	2,000,000	(11,009,822)	514,253	3,735,561	—	—	3,916,649

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	76,490,002	—	(36,290,082)	15,430,143	55,630,063	—	—	92,386,852

Variable Portfolio — Invesco International Growth Fund, Class 1	92,015,952	8,933,841	(18,513,141)	5,752,139	88,188,791	7,778,938	1,154,903	109,811,964

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	472,391,522	41,918,749	(56,509,408)	3,664,538	461,465,401	450,466	9,468,283	466,181,263

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	47,034,471	8,000,000	(28,868,891)	10,975,042	37,140,622	—	—	41,744,958

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	61,334,968	—	(1,506,796)	642,273	60,470,445	—	—	84,948,716

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — MFS Value Fund, Class 1	95,415,427	—	(32,584,360)	14,690,097	77,521,164	—	—	135,829,907

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	22,189,595	588,482	(16,178,856)	3,222,371	9,821,592	444,955	143,527	11,612,831

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	15,015,555	7,352,036	(7,178,856)	415,905	15,604,640	2,048,132	303,904	14,803,051

Variable Portfolio — NFJ Dividend Value Fund, Class 1	77,593,518	—	(32,871,723)	14,607,624	59,329,419	—	—	107,114,528

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	61,551,871	3,000,000	(17,759,126)	5,746,162	52,538,907	—	—	78,995,257

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	22,849,756	—	(3,273,899)	1,420,029	20,995,886	—	—	35,179,379

Variable Portfolio — Partners Small Cap Value Fund, Class 1	57,048,022	—	(14,483,448)	6,371,888	48,936,462	—	—	83,625,586

Variable Portfolio — Pyramis® International Equity Fund, Class 1	76,058,194	8,436,714	(11,862,087)	3,430,705	76,063,526	7,009,887	1,426,828	91,128,400

Variable Portfolio — Pyrford International Equity Fund, Class 1	78,077,096	1,120,745	(11,036,560)	288,394	68,449,675	36,778	1,083,966	76,819,196

Variable Portfolio — Sit Dividend Growth Fund, Class 1	72,920,320	—	(22,000,000)	8,743,309	59,663,629	—	—	92,371,650

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	216,867,975	117,022,905	(10,942,451)	3,201	322,951,630	—	2,022,905	321,283,984

Variable Portfolio — Victory Established Value Fund, Class 1	55,956,963	—	(28,054,056)	9,730,436	37,633,343	—	—	43,728,913

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	394,339,986	4,515,769	(68,204,183)	897,513	331,549,085	—	1,515,769	330,820,752

Total	5,036,553,961	407,890,585	(1,040,885,977)	144,220,519	4,547,779,088	34,064,166	50,826,405	5,019,150,084

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Conservative Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	1,686,527,391	—	—	1,686,527,391

Fixed-Income Funds	3,226,420,134	—	—	3,226,420,134

Alternative Investment Funds	93,981,756	—	—	93,981,756

Money Market Funds	12,220,803	—	—	12,220,803

Total Mutual Funds	5,019,150,084	—	—	5,019,150,084

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	27

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 49.3%
	Shares	Value ($)
Global Real Estate 0.6%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	12,133,415	133,224,895

International 12.7%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	18,096,168	300,939,274

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	18,702,109	256,966,983

Variable Portfolio — DFA International Value Fund, Class 1(a)	43,323,646	496,922,222

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	57,797,660	768,708,871

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	8,693,463	117,187,878

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	43,844,196	533,145,429

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	41,038,347	453,473,736

Total		2,927,344,393

U.S. Large Cap 28.1%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	55,264,905	841,131,856

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	41,542,873	814,240,314

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	36,619,585	403,181,630

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	10,531,719	347,441,407

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	15,061,582	261,017,216

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	32,188,177	581,318,483

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	25,087,936	442,551,185

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	48,898,101	869,897,208

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	43,297,321	802,299,356

Equity Funds (continued)
	Shares	Value ($)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	29,586,089	539,354,409

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	41,310,477	603,132,960

Total		6,505,566,024

U.S. Mid Cap 4.0%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	3,317,075	62,128,816

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	9,840,670	177,427,293

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	16,599,863	297,801,539

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	21,766,095	392,878,014

Total		930,235,662

U.S. Small Cap 3.9%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	7,358,916	137,906,087

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	9,775,736	175,181,193

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	25,242,998	583,870,528

Total		896,957,808

Total Equity Funds
(Cost: $7,609,289,221)		11,393,328,782

Fixed-Income Funds 48.6%
Emerging Markets 0.6%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	14,493,748	143,922,917

Floating Rate 1.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	31,665,277	303,353,352

Global Bond 0.6%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)(b)	12,692,530	136,063,924

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2014 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 1.5%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)(b)	38,846,077	355,441,601

Inflation Protected Securities 3.5%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)	88,433,175	813,585,214

Investment Grade 38.5%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	105,463,157	1,041,975,996

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	83,050,979	840,475,903

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	122,792,898	1,258,627,205

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	70,852,682	734,742,317

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	135,450,913	1,465,578,880

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	134,969,353	1,450,920,543

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	98,924,370	1,017,931,766

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	107,131,309	1,087,382,783

Total		8,897,635,393

Fixed-Income Funds (continued)
	Shares	Value ($)
Multisector 2.6%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	63,544,173	588,419,042

Total Fixed-Income Funds
(Cost: $11,195,177,369)		11,238,421,443

Alternative Investment Funds 2.1%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	6,365,423	62,317,487

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1(a)(b)	18,450,180	172,693,682

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	20,325,663	192,077,514

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	6,721,985	60,901,187

Total Alternative Investment Funds
(Cost: $512,946,282)		487,989,870

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	17,039	17,039

Total Money Market Funds
(Cost: $17,039)		17,039

Total Investments
(Cost: $19,317,429,911)		23,119,757,134

Other Assets & Liabilities, Net		(331,994)

Net Assets		23,119,425,140

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,338	—	(1,338)	—	—	—	—	—

Columbia Variable Portfolio — Cash Management Fund, Class 1	17,040	—	(1)	—	17,039	—	1	17,039

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	64,000,000	—	(2,531,085)	3,779	61,472,694	—	—	62,317,487

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	29

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	472,584,674	169,000,000	—	—	641,584,674	—	—	841,131,856

Columbia Variable Portfolio — Core Bond Fund, Class 1	1,090,630,576	12,336,640	(74,257,945)	(880,652)	1,027,828,619	—	12,336,640	1,041,975,996

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	878,551,295	39,812,239	(29,207,089)	(2,966,309)	886,190,136	3,958,039	22,854,199	840,475,903

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	531,401,697	—	(112,586,548)	42,961,763	461,776,912	—	—	814,240,314

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	176,020,690	4,785,489	(37,555,917)	(1,185,753)	142,064,509	735,011	4,050,478	143,922,917

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	249,665,231	10,507,565	—	—	260,172,796	889,451	618,114	300,939,274

Columbia Variable Portfolio — Global Bond Fund, Class 1	264,942,988	5,536,823	(113,346,094)	(8,508,814)	148,624,903	5,536,823	—	136,063,924

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	409,720,089	—	(26,561,952)	(5,867,584)	377,290,553	—	—	355,441,601

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	361,527,876	—	(64,438,801)	13,012,488	310,101,563	—	—	403,181,630

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	152,831,902	144,000,000	—	—	296,831,902	—	—	347,441,407

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	1,381,879,104	54,865,722	(195,657,129)	11,366,840	1,252,454,537	24,390,418	23,475,304	1,258,627,205

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	58,711,591	12,000,000	(34,280,224)	9,582,207	46,013,574	—	—	62,128,816

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	124,235,346	—	(48,272,229)	22,912,083	98,875,200	—	—	177,427,293

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1	171,297,218	11,000,000	—	—	182,297,218	—	—	172,693,682

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	150,152,972	6,000,000	(1,970,782)	661,102	154,843,292	—	—	261,017,216

Columbia Variable Portfolio — Strategic Income Fund, Class 1	507,082,780	30,000,000	(3,261,427)	401,885	534,223,238	—	—	588,419,042

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	744,310,989	42,910,296	(52,560,447)	279,469	734,940,307	—	13,910,296	734,742,317

Variable Portfolio — American Century Diversified Bond Fund, Class 1	1,567,918,997	34,052,740	(187,570,580)	12,222,631	1,426,623,788	1,301,597	23,751,144	1,465,578,880

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	196,129,631	15,479,150	(5,448,611)	33,587	206,193,757	12,341,617	3,137,534	192,077,514

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	945,219,134	—	(100,840,671)	(7,538,233)	836,840,230	—	—	813,585,214

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	211,528,843	21,117,742	(46,831,612)	13,625,304	199,440,277	16,038,424	5,079,318	256,966,983

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	103,392,739	—	(54,631,716)	25,945,964	74,706,987	—	—	137,906,087

Variable Portfolio — DFA International Value Fund, Class 1	355,121,667	70,311,895	(12,409,771)	2,792,041	415,815,832	18,890,446	9,421,449	496,922,222

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	332,701,399	16,098,731	(42,004,528)	2,306,855	309,102,457	2,788,040	13,310,691	303,353,352

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	101,317,222	—	(36,461,373)	(1,873,236)	62,982,613	—	—	60,901,187

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	31

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	398,062,918	—	(115,923,795)	45,436,804	327,575,927	—	—	581,318,483

Variable Portfolio — Invesco International Growth Fund, Class 1	562,036,042	71,284,597	(42,790,724)	13,095,438	603,625,353	54,454,345	7,830,252	768,708,871

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	1,526,374,798	40,862,285	(168,932,639)	12,928,778	1,411,233,222	1,401,629	29,460,656	1,450,920,543

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	212,334,927	—	(81,290,788)	36,398,551	167,442,690	—	—	297,801,539

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	242,486,656	—	(5,912,347)	2,538,849	239,113,158	—	—	442,551,185

Variable Portfolio — MFS Value Fund, Class 1	530,690,715	—	(106,453,141)	45,750,551	469,988,125	—	—	869,897,208

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	112,427,043	5,534,969	(31,467,409)	9,798,891	96,293,494	4,488,954	1,046,015	117,187,878

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	126,487,976	21,179,743	(24,517,454)	6,068,878	129,219,143	18,443,133	2,736,609	133,224,895

Variable Portfolio — NFJ Dividend Value Fund, Class 1	482,633,174	—	(106,203,170)	45,525,464	421,955,468	—	—	802,299,356

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	314,299,021	14,000,000	(4,501,868)	2,084,700	325,881,853	—	—	539,354,409

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	108,490,604	—	(17,790,701)	8,413,914	99,113,817	—	—	175,181,193

Variable Portfolio — Partners Small Cap Value Fund, Class 1	377,043,371	—	(80,296,242)	34,407,004	331,154,133	—	—	583,870,528

Variable Portfolio — Pyramis® International Equity Fund, Class 1	379,756,813	77,968,304	(17,143,085)	4,546,806	445,128,838	41,084,792	7,883,511	533,145,429

Variable Portfolio — Pyrford International Equity Fund, Class 1	384,491,113	40,240,047	(16,843,682)	504,405	408,391,883	217,107	6,022,940	453,473,736

Variable Portfolio — Sit Dividend Growth Fund, Class 1	366,549,128	18,000,000	(1,970,783)	712,078	383,290,423	—	—	603,132,960

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	695,516,259	341,409,219	(19,051,076)	123,076	1,017,997,478	—	6,409,219	1,017,931,766

Variable Portfolio — Victory Established Value Fund, Class 1	239,082,027	—	(68,572,517)	30,442,397	200,951,907	—	—	392,878,014

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	1,135,780,612	4,982,219	(51,663,224)	663,785	1,089,763,392	—	4,982,219	1,087,382,783

Total	19,797,438,225	1,335,276,415	(2,244,012,515)	428,727,786	19,317,429,911	206,959,826	198,316,589	23,119,757,134

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	33

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderate Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	11,393,328,782	—	—	11,393,328,782

Fixed-Income Funds	11,238,421,443	—	—	11,238,421,443

Alternative Investment Funds	487,989,870	—	—	487,989,870

Money Market Funds	17,039	—	—	17,039

Total Mutual Funds	23,119,757,134	—	—	23,119,757,134

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 64.9%
	Shares	Value ($)
Global Real Estate 0.8%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	8,549,758	93,876,343

International 16.6%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	12,017,139	199,845,026

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	11,159,184	153,327,191

Variable Portfolio — DFA International Value Fund, Class 1(a)	38,267,770	438,931,326

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	44,218,815	588,110,231

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	3,713,288	50,055,120

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	34,442,686	418,823,060

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	17,313,217	191,311,049

Total		2,040,403,003

U.S. Large Cap 38.1%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	40,508,462	616,538,784

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	28,960,168	567,619,294

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	23,138,526	254,755,177

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	8,278,040	273,092,524

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	12,134,573	210,292,147

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	21,453,521	387,450,594

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	20,488,310	361,413,783

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	34,689,798	617,131,498

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	29,558,564	547,720,200

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	23,468,477	427,830,340

Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	29,065,137	424,351,007

Total		4,688,195,348

U.S. Mid Cap 4.0%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	1,841,228	34,486,195

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	5,573,269	100,486,040

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	9,479,019	170,053,597

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	10,576,604	190,907,704

Total		495,933,536

U.S. Small Cap 5.4%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	6,002,482	112,486,523

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	8,139,226	145,854,924

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	17,872,481	413,390,491

Total		671,731,938

Total Equity Funds (Cost: $5,397,136,684)		7,990,140,168

Fixed-Income Funds 33.0%
Emerging Markets 0.5%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	6,612,958	65,666,678

Floating Rate 1.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	16,331,321	156,454,060

Global Bond 0.7%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)(b)	7,634,652	81,843,464

High Yield 1.4%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)(b)	18,085,382	165,481,246

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	35

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2014 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 2.3%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)	30,947,055	284,712,903

Investment Grade 24.9%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	9,150,564	90,407,576

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	42,292,254	427,997,612

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	49,198,248	504,282,036

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	32,040,775	332,262,831

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	41,992,200	454,355,599

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	43,815,592	471,017,617

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	29,552,415	304,094,355

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	47,823,867	485,412,249

Total		3,069,829,875

Multisector 1.9%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	25,689,294	237,882,866

Total Fixed-Income Funds
(Cost: $4,086,841,224)		4,061,871,092

Alternative Investment Funds 2.1%
	Shares	Value ($)
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1(a)(b)	3,789,733	37,101,486

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1(a)(b)	6,728,033	62,974,386

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	14,339,811	135,511,213

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	2,955,210	26,774,203

Total Alternative Investment Funds
(Cost: $276,193,990)		262,361,288

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	997	997

Total Money Market Funds
(Cost: $997)		997

Total Investments
(Cost: $9,760,172,895)		12,314,373,545

Other Assets & Liabilities, Net		(206,179)

Net Assets		12,314,167,366

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	768	—	(768)	—	—	—	—	—

Columbia Variable Portfolio — Cash Management Fund, Class 1	998	—	(1)	—	997	—	—	997

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	36,000,000	1,000,000	(447,579)	(690)	36,551,731	—	—	37,101,486

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	372,528,395	97,000,001	—	—	469,528,396	—	—	616,538,784

Columbia Variable Portfolio — Core Bond Fund, Class 1	140,404,793	1,083,090	(51,667,444)	(441,965)	89,378,474	—	1,083,090	90,407,576

Columbia Variable Portfolio — Diversified Bond Fund, Class 1	478,227,086	19,653,662	(46,643,529)	(3,344,373)	447,892,846	2,015,562	11,638,100	427,997,612

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	389,600,946	—	(105,526,671)	41,041,602	325,115,877	—	—	567,619,294

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	83,603,466	2,225,590	(19,664,212)	(590,722)	65,574,122	335,933	1,889,657	65,666,678

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	181,414,469	1,001,130	(9,000,000)	797,255	174,212,854	590,659	410,472	199,845,026

Columbia Variable Portfolio — Global Bond Fund, Class 1	110,922,406	30,318,782	(50,631,733)	(3,970,814)	86,638,641	3,318,782	—	81,843,464

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	191,646,238	3,000,000	(17,324,824)	(3,537,614)	173,783,800	—	—	165,481,246

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	275,826,341	—	(96,647,509)	19,228,104	198,406,936	—	—	254,755,177

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	142,613,106	89,000,000	—	—	231,613,106	—	—	273,092,524

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	574,528,344	19,187,846	(95,532,042)	5,420,214	503,604,362	9,777,343	9,410,503	504,282,036

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	54,550,078	—	(40,215,965)	11,342,632	25,676,745	—	—	34,486,195

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	91,109,626	—	(68,062,725)	32,872,509	55,919,410	—	—	100,486,040

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1	66,863,365	—	—	—	66,863,365	—	—	62,974,386

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	129,338,946	2,000,000	(7,830,156)	2,552,898	126,061,688	—	—	210,292,147

Columbia Variable Portfolio — Strategic Income Fund, Class 1	240,114,796	—	(22,461,476)	2,267,848	219,921,168	—	—	237,882,866

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	350,563,094	24,286,645	(41,942,411)	112,270	333,019,598	—	6,286,645	332,262,831

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	37

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — American Century Diversified Bond Fund, Class 1	528,173,170	14,761,735	(95,875,860)	5,361,226	452,420,271	403,255	7,358,480	454,355,599

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	142,748,636	10,919,586	(8,367,181)	89,095	145,390,136	8,706,250	2,213,336	135,511,213

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	375,661,621	12,000,000	(90,624,119)	(6,811,457)	290,226,045	—	—	284,712,903

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	122,258,672	36,215,782	(42,932,782)	12,758,079	128,299,751	9,569,815	2,645,966	153,327,191

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	129,968,125	—	(124,638,015)	57,401,008	62,731,118	—	—	112,486,523

Variable Portfolio — DFA International Value Fund, Class 1	366,017,088	39,235,657	(43,621,855)	9,007,063	370,637,953	16,685,928	8,549,729	438,931,326

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	172,832,542	8,298,804	(22,678,109)	1,268,131	159,721,368	1,437,219	6,861,586	156,454,060

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	76,927,048	5,000,000	(51,526,892)	(3,011,398)	27,388,758	—	—	26,774,203

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	289,902,476	—	(114,780,366)	47,884,490	223,006,600	—	—	387,450,594

Variable Portfolio — Invesco International Growth Fund, Class 1	460,652,915	47,762,817	(67,407,168)	19,672,918	460,681,482	41,660,970	6,101,847	588,110,231

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	518,985,844	27,009,044	(75,990,193)	4,971,953	474,976,648	454,567	9,554,477	471,017,617

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	149,520,780	—	(95,312,524)	42,627,688	96,835,944	—	—	170,053,597

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	203,102,654	—	(8,490,467)	3,626,965	198,239,152	—	—	361,413,783

Variable Portfolio — MFS Value Fund, Class 1	394,395,138	—	(103,016,161)	45,956,299	337,335,276	—	—	617,131,498

Variable Portfolio — Mondrian International Small Cap Fund, Class 1	66,411,429	23,383,721	(54,540,789)	12,711,523	47,965,884	1,939,620	444,101	50,055,120

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	99,386,008	14,974,595	(29,692,005)	6,644,960	91,313,558	13,039,745	1,934,850	93,876,343

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — NFJ Dividend Value Fund, Class 1	351,661,907	—	(105,526,671)	46,942,317	293,077,553	—	—	547,720,200

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	262,816,769	—	(4,725,315)	2,219,293	260,310,747	—	—	427,830,340

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	116,386,108	—	(59,016,829)	27,116,968	84,486,247	—	—	145,854,924

Variable Portfolio — Partners Small Cap Value Fund, Class 1	283,750,217	—	(82,053,147)	34,901,057	236,598,127	—	—	413,390,491

Variable Portfolio — Pyramis® International Equity Fund, Class 1	351,938,296	38,900,079	(53,861,995)	14,671,179	351,647,559	32,268,136	6,631,943	418,823,060

Variable Portfolio — Pyrford International Equity Fund, Class 1	173,624,697	36,603,811	(37,763,237)	1,379,527	173,844,798	91,593	2,512,218	191,311,049

Variable Portfolio — Sit Dividend Growth Fund, Class 1	271,463,666	—	(2,830,157)	1,032,705	269,666,214	—	—	424,351,007

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	235,877,104	81,914,674	(13,988,812)	94,893	303,897,859	—	1,914,674	304,094,355

Variable Portfolio — Victory Established Value Fund, Class 1	133,541,883	8,000,000	(69,973,804)	32,355,630	103,923,709	—	—	190,907,704

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	547,354,646	2,227,117	(64,649,648)	853,907	485,786,022	—	2,227,117	485,412,249

Total	10,735,216,700	696,964,168	(2,197,483,146)	525,475,173	9,760,172,895	142,295,377	89,668,791	12,314,373,545

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	39

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Moderately Aggressive Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	7,990,140,168	—	—	7,990,140,168

Fixed-Income Funds	4,061,871,092	—	—	4,061,871,092

Alternative Investment Funds	262,361,288	—	—	262,361,288

Money Market Funds	997	—	—	997

Total Mutual Funds	12,314,373,545	—	—	12,314,373,545

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	41

Portfolio Navigator Funds

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 81.4%
	Shares	Value ($)
Global Real Estate 0.9%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1(a)	2,958,810	32,487,735

International 20.7%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	4,811,828	80,020,706

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	5,012,888	68,877,082

Variable Portfolio — DFA International Value Fund, Class 1(a)	15,542,726	178,275,069

Variable Portfolio — Invesco International Growth Fund, Class 1(a)	16,182,278	215,224,290

Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	1,450,763	19,556,284

Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	11,684,969	142,089,225

Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	2,404,265	26,567,122

Total		730,609,778

U.S. Large Cap 46.6%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	13,103,152	199,429,979

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	9,286,926	182,023,750

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	8,285,774	91,226,374

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	3,230,239	106,565,591

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	4,368,038	75,698,097

Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	7,258,747	131,092,975

Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	7,303,724	128,837,688

Variable Portfolio — MFS Value Fund, Class 1(a)(b)	12,137,360	215,923,628

Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	10,502,020	194,602,422

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	9,109,105	166,058,987

Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	10,349,342	151,100,397

Total		1,642,559,888

Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 6.3%
Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1(a)(b)	693,703	12,993,059

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	2,653,754	47,847,187

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	4,211,981	75,562,948

Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	4,748,963	85,718,776

Total		222,121,970

U.S. Small Cap 6.9%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	3,049,839	57,153,976

Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	2,476,518	44,379,209

Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	6,138,122	141,974,759

Total		243,507,944

Total Equity Funds
(Cost: $1,974,802,326)		2,871,287,315

Fixed-Income Funds 16.4%
Emerging Markets 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	869,921	8,638,317

Floating Rate 1.0%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	3,609,734	34,581,248

Global Bond 0.5%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)(b)	1,735,861	18,608,429

High Yield 1.1%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)(b)	4,071,798	37,256,952

Inflation Protected Securities 0.9%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)	3,413,915	31,408,022

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2014 (Unaudited)

Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 11.1%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	1,662,166	16,422,203

Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	7,647,967	77,397,424

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	5,976,452	61,258,629

Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	2,604,810	27,011,878

Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	5,377,093	58,180,151

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	4,451,683	47,855,593

Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	5,643,589	58,072,533

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	4,284,395	43,486,610

Total		389,685,021

Multisector 1.6%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	6,087,136	56,366,880

Total Fixed-Income Funds
(Cost: $576,539,018)		576,544,869

Alternative Investment Funds 2.2%
	Shares	Value ($)
Columbia Variable Portfolio —Commodity Strategy Fund, Class 1(a)(b)	1,428,992	13,989,826

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1(a)(b)	912,129	8,537,527

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	4,689,534	44,316,098

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	1,244,130	11,271,818

Total Alternative Investment Funds
(Cost: $82,220,077)		78,115,269

Money Market Funds —%
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010%(a)(c)	993	993

Total Money Market Funds
(Cost: $993)		993

Total Investments
(Cost: $2,633,562,414)		3,525,948,446

Other Assets & Liabilities, Net		(87,846)

Net Assets		3,525,860,600

Notes to Portfolio of Investments

(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	195	—	(195)	—	—	—	—	—

Columbia Variable Portfolio — Cash Management Fund, Class 1	994	—	(1)	—	993	—	—	993

Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	11,000,000	3,000,000	(159,934)	(321)	13,839,745	—	—	13,989,826

Columbia Variable Portfolio — Contrarian Core Fund, Class 1	126,226,848	29,187,906	—	—	155,414,754	—	—	199,429,979

Columbia Variable Portfolio — Core Bond Fund, Class 1	20,262,755	193,900	(4,518,988)	30,907	15,968,574	—	193,900	16,422,203

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	43

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	85,529,896	2,500,393	(8,355,207)	(574,543)	79,100,539	364,486	2,104,589	77,397,424

Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	126,072,450	—	(31,103,779)	12,145,609	107,114,280	—	—	182,023,750

Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	13,735,742	309,380	(4,297,515)	(495,395)	9,252,212	44,624	264,755	8,638,317

Columbia Variable Portfolio — Emerging Markets Fund, Class 1	69,929,800	400,867	—	—	70,330,667	236,508	164,358	80,020,706

Columbia Variable Portfolio — Global Bond Fund, Class 1	29,611,433	754,579	(9,275,161)	(689,371)	20,401,480	754,579	—	18,608,429

Columbia Variable Portfolio — Income Opportunities Fund, Class 1	38,147,690	3,000,000	(6,246,629)	(293,206)	34,607,855	—	—	37,256,952

Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	95,204,162	—	(29,002,609)	5,775,263	71,976,816	—	—	91,226,374

Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	58,371,574	33,187,907	—	—	91,559,481	—	—	106,565,591

Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	76,963,007	2,346,088	(18,366,748)	1,038,936	61,981,283	1,195,471	1,150,618	61,258,629

Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Class 1	20,214,703	—	(14,334,500)	3,911,838	9,792,041	—	—	12,993,059

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	35,929,031	4,000,000	(23,964,304)	11,467,604	27,432,331	—	—	47,847,187

Columbia Variable Portfolio — Multi-Strategy Alternatives Fund, Class 1	9,131,253	—	—	—	9,131,253	—	—	8,537,527

Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	47,871,790	—	(1,697,130)	554,900	46,729,560	—	—	75,698,097

Columbia Variable Portfolio — Strategic Income Fund, Class 1	64,644,306	31,318	(11,739,471)	1,270,714	54,206,867	—	—	56,366,880

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	37,535,063	6,543,812	(17,397,547)	31,789	26,713,117	—	512,494	27,011,878

Variable Portfolio — American Century Diversified Bond Fund, Class 1	77,154,133	1,025,206	(19,627,565)	(747,886)	57,803,888	51,637	942,252	58,180,151

Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	46,124,466	3,574,271	(2,132,281)	14,760	47,581,216	2,849,788	724,484	44,316,098

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	37,820,916	7,000,000	(12,732,608)	(655,709)	31,432,599	—	—	31,408,022

Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	55,539,828	7,564,682	(10,674,130)	3,022,807	55,453,187	4,298,918	1,265,765	68,877,082

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	46,419,199	—	(25,624,589)	11,498,442	32,293,052	—	—	57,153,976

Variable Portfolio — DFA International Value Fund, Class 1	124,391,342	39,152,311	(10,669,394)	2,173,993	155,048,252	6,777,108	3,312,568	178,275,069

Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	38,295,573	1,833,355	(4,297,515)	(32,792)	35,798,621	317,507	1,515,847	34,581,248

Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	30,604,030	—	(17,732,609)	(1,203,558)	11,667,863	—	—	11,271,818

Variable Portfolio — Holland Large Cap Growth Fund, Class 1	99,288,135	—	(37,447,479)	15,458,183	77,298,839	—	—	131,092,975

Variable Portfolio — Invesco International Growth Fund, Class 1	154,974,386	32,461,082	(18,768,296)	5,187,616	173,854,788	15,246,211	2,152,236	215,224,290

Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	66,648,351	16,048,241	(34,627,566)	(701,461)	47,367,565	46,184	970,739	47,855,593

Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	64,284,323	—	(39,350,159)	17,380,293	42,314,457	—	—	75,562,948

Variable Portfolio — Loomis Sayles Growth Fund, Class 1	72,738,046	—	(3,749,469)	1,610,523	70,599,100	—	—	128,837,688

Variable Portfolio — MFS Value Fund, Class 1	142,900,651	—	(32,887,411)	14,742,183	124,755,423	—	—	215,923,628

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	45

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	31,093,136	974,754	(20,472,079)	5,675,381	17,271,192	757,707	217,047	19,556,284

Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	33,262,903	5,188,848	(7,676,424)	1,803,954	32,579,281	4,518,403	670,445	32,487,735

Variable Portfolio — NFJ Dividend Value Fund, Class 1	122,821,462	—	(30,818,093)	13,694,199	105,697,568	—	—	194,602,422

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	103,901,525	—	(1,016,999)	479,129	103,363,655	—	—	166,058,987

Variable Portfolio — Partners Small Cap Growth Fund, Class 1	33,613,321	—	(12,627,277)	5,631,142	26,617,186	—	—	44,379,209

Variable Portfolio — Partners Small Cap Value Fund, Class 1	96,199,443	—	(24,136,396)	10,265,507	82,328,554	—	—	141,974,759

Variable Portfolio — Pyramis® International Equity Fund, Class 1	113,908,163	15,176,929	(11,647,337)	3,067,789	120,505,544	10,949,729	2,164,564	142,089,225

Variable Portfolio — Pyrford International Equity Fund, Class 1	33,576,021	1,401,231	(11,531,233)	419,755	23,865,774	12,719	388,512	26,567,122

Variable Portfolio — Sit Dividend Growth Fund, Class 1	95,118,827	11,062,635	(697,130)	258,370	105,742,702	—	—	151,100,397

Variable Portfolio — TCW Core Plus Bond Fund, Class 1	29,556,595	30,365,643	(1,658,076)	4,370	58,268,532	—	365,643	58,072,533

Variable Portfolio — Victory Established Value Fund, Class 1	65,229,045	—	(36,573,704)	16,208,501	44,863,842	—	—	85,718,776

Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	53,595,954	199,249	(10,116,087)	(43,230)	43,635,886	—	199,249	43,486,610

Total	2,835,442,466	258,484,587	(619,751,624)	159,386,985	2,633,562,414	48,421,579	19,280,065	3,525,948,446

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2014

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	47

Portfolio Navigator Funds

Portfolio of Investments (continued)

Variable Portfolio – Aggressive Portfolio

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Equity Funds	2,871,287,315	—	—	2,871,287,315

Fixed-Income Funds	576,544,869	—	—	576,544,869

Alternative Investment Funds	78,115,269	—	—	78,115,269

Money Market Funds	993	—	—	993

Total Mutual Funds	3,525,948,446	—	—	3,525,948,446

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2014

Portfolio Navigator Funds

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $1,815,513,971, $4,547,779,088 and $19,317,429,911)	$1,876,062,086	$5,019,150,084	$23,119,757,134

Receivable for:

Affiliated investments sold	3,439,228	7,905,408	33,292,805

Capital shares sold	—	—	—

Dividends from affiliated funds	79	11	—

Total assets	1,879,501,393	5,027,055,503	23,153,049,939

Liabilities

Payable for:

Capital shares purchased	3,005,080	6,748,943	27,995,919

Distribution and/or service fees	401,991	1,070,807	4,904,554

Administration fees	32,157	85,658	392,333

Compensation of board members	22,594	36,297	105,308

Other expenses	39,443	66,491	226,685

Total liabilities	3,501,265	8,008,196	33,624,799

Net assets applicable to outstanding capital stock	$1,876,000,128	$5,019,047,307	$23,119,425,140

Represented by

Trust capital	$1,876,000,128	$5,019,047,307	$23,119,425,140

Total — representing net assets applicable to outstanding capital stock	$1,876,000,128	$5,019,047,307	$23,119,425,140

Class 2

Net assets	$671,603,528	$1,834,564,617	$8,218,294,767

Shares outstanding	54,096,799	138,289,310	578,069,158

Net asset value per share	$12.41	$13.27	$14.22

Class 4

Net assets	$1,204,396,600	$3,184,482,690	$14,901,130,373

Shares outstanding	97,045,165	239,592,788	1,046,768,619

Net asset value per share	$12.41	$13.29	$14.24

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	49

Portfolio Navigator Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets

Investments in affiliated funds, at value

(identified cost $9,760,172,895 and $2,633,562,414)	$12,314,373,545	$3,525,948,446

Receivable for:

Affiliated investments sold	23,565,076	8,848,526

Capital shares sold	—	70,575

Dividends from affiliated funds	—	—

Total assets	12,337,938,621	3,534,867,547

Liabilities

Payable for:

Capital shares purchased	20,729,639	8,109,031

Distribution and/or service fees	2,625,420	750,070

Administration fees	210,017	60,001

Compensation of board members	67,079	27,003

Other expenses	139,100	60,842

Total liabilities	23,771,255	9,006,947

Net assets applicable to outstanding capital stock	$12,314,167,366	$3,525,860,600

Represented by

Trust capital	$12,314,167,366	$3,525,860,600

Total — representing net assets applicable to outstanding capital stock	$12,314,167,366	$3,525,860,600

Class 2

Net assets	$5,053,817,535	$1,454,793,042

Shares outstanding	336,617,361	92,344,754

Net asset value per share	$15.01	$15.75

Class 4

Net assets	$7,260,349,831	$2,071,067,558

Shares outstanding	482,829,953	131,254,296

Net asset value per share	$15.04	$15.78

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2014

Portfolio Navigator Funds

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income

Income:

Dividends — affiliated issuers	$21,091,680	$50,826,405	$198,316,589

Total income	21,091,680	50,826,405	198,316,589

Expenses:

Distribution and/or service fees

Class 2	883,107	2,330,135	10,013,050

Class 4	1,618,200	4,145,714	18,603,828

Administration fees	200,088	518,026	2,289,166

Compensation of board members	20,052	40,057	146,583

Custodian fees	9,819	11,065	14,094

Printing and postage fees	15,021	28,276	76,385

Professional fees	20,054	33,296	100,872

Other	19,119	37,394	130,481

Total expenses	2,785,460	7,143,963	31,374,459

Net investment income	18,306,220	43,682,442	166,942,130

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	45,486,595	144,220,519	428,727,786

Capital gain distributions from underlying affiliated funds	9,223,734	34,064,166	206,959,826

Net realized gain	54,710,329	178,284,685	635,687,612

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(8,392,879)	(30,561,763)	163,845,468

Net change in unrealized appreciation (depreciation)	(8,392,879)	(30,561,763)	163,845,468

Net realized and unrealized gain	46,317,450	147,722,922	799,533,080

Net increase in net assets resulting from operations	$64,623,670	$191,405,364	$966,475,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	51

Portfolio Navigator Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income

Income:

Dividends — affiliated issuers	$89,668,791	$19,280,065

Total income	89,668,791	19,280,065

Expenses:

Distribution and/or service fees

Class 2	6,164,378	1,748,162

Class 4	9,606,220	2,707,540

Administration fees	1,261,547	356,427

Compensation of board members	86,443	29,571

Custodian fees	14,295	13,468

Printing and postage fees	44,831	6,935

Professional fees	63,604	25,579

Other	76,502	22,750

Total expenses	17,317,820	4,910,432

Net investment income	72,350,971	14,369,633

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Sales of underlying affiliated funds	525,475,173	159,386,985

Capital gain distributions from underlying affiliated funds	142,295,377	48,421,579

Net realized gain	667,770,550	207,808,564

Net change in unrealized appreciation (depreciation) on:

Investments — affiliated issuers	(195,592,303)	(54,037,390)

Net change in unrealized appreciation (depreciation)	(195,592,303)	(54,037,390)

Net realized and unrealized gain	472,178,247	153,771,174

Net increase in net assets resulting from operations	$544,529,218	$168,140,807

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2014

Portfolio Navigator Funds

Statement of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$18,306,220	$39,130,978	$43,682,442	$77,805,138

Net realized gain	54,710,329	177,415,800	178,284,685	454,433,326

Net change in unrealized appreciation (depreciation)	(8,392,879)	(126,690,277)	(30,561,763)	(105,405,729)

Net increase in net assets resulting from operations	64,623,670	89,856,501	191,405,364	426,832,735

Increase (decrease) in net assets from capital stock activity	(447,085,023)	(1,352,656,376)	(710,785,220)	(1,546,385,840)

Total increase (decrease) in net assets	(382,461,353)	(1,262,799,875)	(519,379,856)	(1,119,553,105)

Net assets at beginning of period	2,258,461,481	3,521,261,356	5,538,427,163	6,657,980,268

Net assets at end of period	$1,876,000,128	$2,258,461,481	$5,019,047,307	$5,538,427,163

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	53

Portfolio Navigator Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$166,942,130	$282,792,875	$72,350,971	$138,864,832

Net realized gain	635,687,612	1,160,560,171	667,770,550	783,497,235

Net change in unrealized appreciation (depreciation)	163,845,468	1,016,595,074	(195,592,303)	1,043,951,555

Net increase in net assets resulting from operations	966,475,210	2,459,948,120	544,529,218	1,966,313,622

Increase (decrease) in net assets from capital stock activity	(1,282,786,665)	(714,922,077)	(1,715,252,178)	(848,200,838)

Total increase (decrease) in net assets	(316,311,455)	1,745,026,043	(1,170,722,960)	1,118,112,784

Net assets at beginning of period	23,435,736,595	21,690,710,552	13,484,890,326	12,366,777,542

Net assets at end of period	$23,119,425,140	$23,435,736,595	$12,314,167,366	$13,484,890,326

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2014

Portfolio Navigator Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$14,369,633	$25,352,807

Net realized gain	207,808,564	194,540,682

Net change in unrealized appreciation (depreciation)	(54,037,390)	440,402,038

Net increase in net assets resulting from operations	168,140,807	660,295,527

Increase (decrease) in net assets from capital stock activity	(424,073,412)	(45,891,768)

Total increase (decrease) in net assets	(255,932,605)	614,403,759

Net assets at beginning of period	3,781,793,205	3,167,389,446

Net assets at end of period	$3,525,860,600	$3,781,793,205

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	55

Portfolio Navigator Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	1,148,391	14,027,752	2,604,687	30,781,501	707,893	9,176,877	3,053,391	37,537,047

Redemptions	(12,599,980)	(152,990,029)	(32,665,621)	(386,311,680)	(16,399,003)	(211,963,963)	(38,166,630)	(473,695,939)

Net increase (decrease)	(11,451,589)	(138,962,277)	(30,060,934)	(355,530,179)	(15,691,110)	(202,787,086)	(35,113,239)	(436,158,892)

Class 4 shares

Subscriptions	415,607	5,063,276	1,850,903	21,888,057	276,625	3,583,013	1,316,588	16,202,210

Redemptions	(25,793,597)	(313,186,022)	(86,130,265)	(1,019,014,254)	(39,486,216)	(511,581,147)	(90,662,356)	(1,126,429,158)

Net decrease	(25,377,990)	(308,122,746)	(84,279,362)	(997,126,197)	(39,209,591)	(507,998,134)	(89,345,768)	(1,110,226,948)

Total net decrease	(36,829,579)	(447,085,023)	(114,340,296)	(1,352,656,376)	(54,900,701)	(710,785,220)	(124,459,007)	(1,546,385,840)

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2014

Portfolio Navigator Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	3,894,135	53,715,784	35,493,754	456,542,223	1,777,273	25,748,137	39,525,834	527,878,862

Redemptions	(18,668,954)	(257,538,811)	(19,485,451)	(257,576,864)	(15,059,538)	(218,101,763)	(11,754,707)	(162,939,411)

Net increase (decrease)	(14,774,819)	(203,823,027)	16,008,303	198,965,359	(13,282,265)	(192,353,626)	27,771,127	364,939,451

Class 4 shares

Subscriptions	1,106,396	15,241,055	16,125,103	209,669,305	388,984	5,637,956	12,477,343	167,037,956

Redemptions	(79,186,734)	(1,094,204,693)	(85,516,653)	(1,123,556,741)	(105,291,044)	(1,528,536,508)	(100,118,209)	(1,380,178,245)

Net decrease	(78,080,338)	(1,078,963,638)	(69,391,550)	(913,887,436)	(104,902,060)	(1,522,898,552)	(87,640,866)	(1,213,140,289)

Total net decrease	(92,855,157)	(1,282,786,665)	(53,383,247)	(714,922,077)	(118,184,325)	(1,715,252,178)	(59,869,739)	(848,200,838)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	57

Portfolio Navigator Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 2 shares

Subscriptions	2,658,884	40,096,076	15,971,568	220,537,948

Redemptions	(3,845,026)	(58,327,282)	(2,614,280)	(36,783,579)

Net increase (decrease)	(1,186,142)	(18,231,206)	13,357,288	183,754,369

Class 4 shares

Subscriptions	360,423	5,431,541	10,519,222	146,071,604

Redemptions	(27,161,691)	(411,273,747)	(26,615,881)	(375,717,741)

Net decrease	(26,801,268)	(405,842,206)	(16,096,659)	(229,646,137)

Total net decrease	(27,987,410)	(424,073,412)	(2,739,371)	(45,891,768)

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2014

Portfolio Navigator Funds

Financial Highlights

Variable Portfolio – Conservative Portfolio

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.02		$11.65	$10.86	$10.52	$9.93

Income from investment operations:

Net investment income	0.11		0.16	0.22	0.18	0.04

Net realized and unrealized gain	0.28		0.21	0.57	0.16	0.55

Total from investment operations	0.39		0.37	0.79	0.34	0.59

Net asset value, end of period	$12.41		$12.02	$11.65	$10.86	$10.52

Total return	3.24%		3.18%	7.27%	3.23%	5.94%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.27%	0.27%	0.28	%(c)

Net investment income	1.86	%(c)	1.32%	1.92%	1.73%	0.55	%(c)

Supplemental data

Net assets, end of period (in thousands)	$671,604		$787,736	$1,113,897	$747,744	$237,556

Portfolio turnover	17%		34%	10%	14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	59

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Conservative Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 4	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.01		$11.65	$10.86	$10.52	$9.93

Income from investment operations:

Net investment income	0.11		0.16	0.22	0.18	0.12

Net realized and unrealized gain	0.29		0.20	0.57	0.16	0.47

Total from investment operations	0.40		0.36	0.79	0.34	0.59

Net asset value, end of period	$12.41		$12.01	$11.65	$10.86	$10.52

Total return	3.33%		3.09%	7.27%	3.23%	5.94%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.27%	0.25%	0.22	%(c)

Net investment income	1.81	%(c)	1.33%	1.89%	1.67%	1.84	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,204,397		$1,470,726	$2,407,365	$2,096,659	$1,840,530

Portfolio turnover	17%		34%	10%	14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2014

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.78		$11.93	$10.97	$10.77	$9.99

Income from investment operations:

Net investment income	0.11		0.15	0.19	0.18	0.03

Net realized and unrealized gain	0.38		0.70	0.77	0.02	0.75

Total from investment operations	0.49		0.85	0.96	0.20	0.78

Net asset value, end of period	$13.27		$12.78	$11.93	$10.97	$10.77

Total return	3.83%		7.12%	8.75%	1.86%	7.81%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Net investment income	1.73	%(c)	1.24%	1.65%	1.69%	0.43	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,834,565		$1,968,131	$2,256,492	$1,563,684	$639,226

Portfolio turnover	8%		23%	8%	3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	61

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Conservative Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 4	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.81		$11.96	$10.99	$10.78	$9.99

Income from investment operations:

Net investment income	0.11		0.15	0.19	0.18	0.10

Net realized and unrealized gain	0.37		0.70	0.78	0.03	0.69

Total from investment operations	0.48		0.85	0.97	0.21	0.79

Net asset value, end of period	$13.29		$12.81	$11.96	$10.99	$10.78

Total return	3.75%		7.11%	8.83%	1.95%	7.91%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.27%	0.27%	0.27%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.27%	0.26%	0.24%	0.21	%(c)

Net investment income	1.66	%(c)	1.24%	1.64%	1.61%	1.52	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3,184,483		$3,570,296	$4,401,488	$4,050,272	$4,095,896

Portfolio turnover	8%		23%	8%	3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2014

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.63		$12.24	$11.04	$11.01	$9.99

Income from investment operations:

Net investment income	0.10		0.16	0.18	0.19	0.03

Net realized and unrealized gain (loss)	0.49		1.23	1.02	(0.16)	0.99

Total from investment operations	0.59		1.39	1.20	0.03	1.02

Net asset value, end of period	$14.22		$13.63	$12.24	$11.04	$11.01

Total return	4.33%		11.36%	10.87%	0.27%	10.21%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Net investment income	1.51	%(c)	1.24%	1.50%	1.76%	0.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,218,295		$8,081,681	$7,058,383	$5,190,987	$2,208,757

Portfolio turnover	6%		23%	12%	3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	63

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderate Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 4	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.65		$12.25	$11.05	$11.01	$9.99

Income from investment operations:

Net investment income	0.10		0.16	0.17	0.19	0.10

Net realized and unrealized gain (loss)	0.49		1.24	1.03	(0.15)	0.92

Total from investment operations	0.59		1.40	1.20	0.04	1.02

Net asset value, end of period	$14.24		$13.65	$12.25	$11.05	$11.01

Total return	4.32%		11.43%	10.86%	0.36%	10.21%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.25%	0.23%	0.20	%(c)

Net investment income	1.43	%(c)	1.24%	1.48%	1.69%	1.53	%(c)

Supplemental data

Net assets, end of period (in thousands)	$14,901,130		$15,354,056	$14,632,327	$14,174,096	$15,503,050

Portfolio turnover	6%		23%	12%	3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2014

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.37		$12.38	$11.03	$11.19	$9.99

Income from investment operations:

Net investment income	0.09		0.14	0.13	0.16	0.03

Net realized and unrealized gain (loss)	0.55		1.85	1.22	(0.32)	1.17

Total from investment operations	0.64		1.99	1.35	(0.16)	1.20

Net asset value, end of period	$15.01		$14.37	$12.38	$11.03	$11.19

Total return	4.45%		16.07%	12.24%	(1.43%)	12.01%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Net investment income	1.30	%(c)	1.03%	1.06%	1.43%	0.43	%(c)

Supplemental data

Net assets, end of period (in thousands)	$5,053,818		$5,027,271	$3,989,411	$3,179,010	$1,310,385

Portfolio turnover	5%		19%	13%	6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	65

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Moderately Aggressive Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 4	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$14.39		$12.40	$11.05	$11.20	$9.99

Income from investment operations:

Net investment income	0.08		0.14	0.13	0.15	0.08

Net realized and unrealized gain (loss)	0.57		1.85	1.22	(0.30)	1.13

Total from investment operations	0.65		1.99	1.35	(0.15)	1.21

Net asset value, end of period	$15.04		$14.39	$12.40	$11.05	$11.20

Total return	4.52%		16.05%	12.22%	(1.34%)	12.11%

Ratios to average net assets(b)

Total gross expenses	0.27	%(c)	0.27%	0.27%	0.27%	0.27	%(c)

Total net expenses(d)	0.27	%(c)	0.27%	0.25%	0.23%	0.20	%(c)

Net investment income	1.05	%(c)	1.05%	1.05%	1.34%	1.18	%(c)

Supplemental data

Net assets, end of period (in thousands)	$7,260,350		$8,457,620	$8,377,366	$8,792,865	$9,941,377

Portfolio turnover	5%		19%	13%	6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2014

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.02		$12.44	$10.94	$11.29	$9.90

Income from investment operations:

Net investment income	0.07		0.10	0.08	0.11	0.01

Net realized and unrealized gain (loss)	0.66		2.48	1.42	(0.46)	1.38

Total from investment operations	0.73		2.58	1.50	(0.35)	1.39

Net asset value, end of period	$15.75		$15.02	$12.44	$10.94	$11.29

Total return	4.86%		20.74%	13.71%	(3.10%)	14.04%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.27%	0.28%	0.27	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.27%	0.28%	0.27	%(c)

Net investment income	0.97	%(c)	0.72%	0.65%	0.99%	0.19	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,454,793		$1,404,526	$997,395	$785,070	$284,243

Portfolio turnover	7%		27%	12%	6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	67

Portfolio Navigator Funds

Financial Highlights (continued)

Variable Portfolio – Aggressive Portfolio

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 4	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$15.04		$12.46	$10.96	$11.29	$9.90

Income from investment operations:

Net investment income	0.05		0.10	0.08	0.10	0.03

Net realized and unrealized gain (loss)	0.69		2.48	1.42	(0.43)	1.36

Total from investment operations	0.74		2.58	1.50	(0.33)	1.39

Net asset value, end of period	$15.78		$15.04	$12.46	$10.96	$11.29

Total return	4.92%		20.71%	13.69%	(2.92%)	14.04%

Ratios to average net assets(b)

Total gross expenses	0.28	%(c)	0.28%	0.27%	0.28%	0.28	%(c)

Total net expenses(d)	0.28	%(c)	0.28%	0.24%	0.20%	0.17	%(c)

Net investment income	0.70	%(c)	0.72%	0.66%	0.92%	0.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,071,068		$2,377,267	$2,169,995	$2,297,542	$2,618,433

Portfolio turnover	7%		27%	12%	6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2014

Portfolio Navigator Funds

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio — Conservative Portfolio; Variable Portfolio — Moderately Conservative Portfolio; Variable Portfolio — Moderate Portfolio; Variable Portfolio — Moderately Aggressive Portfolio; and Variable Portfolio — Aggressive Portfolio. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners.

Each Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 2 and Class 4 shares. Class 2 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a contract or life insurance policy and making all allocations to the subaccounts that invest in each Fund. Both share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Funds are treated as partnerships for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Semiannual Report 2014	69

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Funds do not pay the Investment Manager a direct investment management fee for managing their assets.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees (the Board), including payments to a company providing limited administrative services to the Funds and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were as follows:

Fund	Amount ($)
Variable Portfolio — Conservative Portfolio	2,274

Variable Portfolio — Moderately Conservative Portfolio	4,836

Variable Portfolio — Moderate Portfolio	18,940

Variable Portfolio — Moderately Aggressive Portfolio	10,896

Variable Portfolio — Aggressive Portfolio	3,493

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Distribution Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 and Class 4 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Each Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that each Fund’s net operating expenses, after giving effect to fees waived/expenses

70	Semiannual Report 2014

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 2	0.32%	0.32%
Class 4	0.32	0.32

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Portfolio Information

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of investments in Underlying Funds, for each Fund, excluding money market funds, aggregated to:

Fund	Purchases ($)	Proceeds ($)
Variable Portfolio — Conservative Portfolio	317,893,457	675,864,208

Variable Portfolio — Moderately Conservative Portfolio	405,887,645	956,233,689

Variable Portfolio — Moderate Portfolio	1,335,276,415	2,244,011,176

Variable Portfolio — Moderately Aggressive Portfolio	696,964,168	2,197,482,377

Variable Portfolio — Aggressive Portfolio	258,484,587	619,751,428

The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Shareholder Concentration

At June 30, 2014, affiliated shareholder accounts owned 100.0% of the outstanding shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended June 30, 2014.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently

Semiannual Report 2014	71

Portfolio Navigator Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

72	Semiannual Report 2014

Portfolio Navigator Funds

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio —Aggressive Portfolio, Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderately Aggressive Portfolio, Variable Portfolio — Moderately Conservative Portfolio and Variable Portfolio — Moderate Portfolio (each, a VP Fund and collectively, the VP Funds). Under an investment management services agreement with respect to each VP Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under each IMS Agreement and the VP Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the VP Fund’s and their service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under each IMS Agreement and the VP Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to each VP Fund.

Semiannual Report 2014	73

Portfolio Navigator Funds

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of each VP Fund. The Board observed (i) that the investment performance for Variable Portfolio — Aggressive Portfolio met expectations; (ii) that the investment performance for Variable Portfolio — Moderately Conservative Portfolio was appropriate in light of the particular management style involved and the particular market environment; and (iii) the underperformance for Variable Portfolio — Conservative Portfolio, Variable Portfolio — Moderate Portfolio and Variable Portfolio — Moderately Aggressive Portfolio for certain periods. The Board observed that appropriate steps (such as changes to the management team) had been taken to help improve the VP Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board noted the rationale for according weight to each VP Fund’s direct expenses, as opposed to its total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which each VP Fund invests). In this regard, the Board noted that each VP Fund’s direct and indirect total expense ratios generally approximate or are below the median ratio for each VP Fund’s peer universe. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that each VP Fund’s fee was fair and reasonable in light of the extent and quality of services that the VP Funds receive.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

Given that the VP Funds do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the VP Funds.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement.

74	Semiannual Report 2014

Portfolio Navigator Funds

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Portfolio Navigator Funds

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76	Semiannual Report 2014

Portfolio Navigator Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	77

Portfolio Navigator Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the fund and the investment product through which the fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6535 F (8/14)

Semiannual Report June 30, 2014

Columbia Variable Portfolio Funds

References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Diversified Bond Fund

Columbia Variable Portfolio – Emerging Markets Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Large Core Quantitative Fund

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

Variable Portfolio – Partners Small Cap Value Fund

Variable Portfolio – Sit Dividend Growth Fund

Variable Portfolio – Victory Established Value Fund

Please remember that you may not buy (nor will you own) shares of a Fund directly. The Funds are available through variable annuity contracts or life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

Columbia Variable Portfolio Funds

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Balanced Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Balanced Fund (the Fund) Class 3 shares returned 5.34% for the six months ended June 30, 2014.

>	The Fund underperformed its Blended Index, which returned 5.90% during the same period.

>	The Fund’s equity benchmark, the S&P 500 Index, returned 7.14%, while the Fund’s fixed-income benchmark, the Barclays U.S. Aggregate Bond Index, returned 3.93% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	5.34	17.48	14.78	6.68
Class 2*	06/25/14	5.26	17.30	14.60	6.51
Class 3	04/30/86	5.34	17.48	14.78	6.68
Blended Index		5.90	16.24	13.32	6.93
S&P 500 Index		7.14	24.61	18.83	7.78
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.85	4.93

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

On May 1, 2014, the Fund added a Blended Index for Fund performance comparison purposes. The Blended Index provides an additional basis for comparing the Fund’s performance (given the Fund’s asset allocation strategy to both equity and debt investments) as compared to the Fund’s performance against, individually, the S&P 500 Index and Barclays U.S. Aggregate Bond Index. The Blended Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Balanced Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Apple, Inc.	3.6
JPMorgan Chase & Co.	2.4
Citigroup, Inc.	2.0
Chevron Corp.	2.0
Verizon Communications, Inc.	1.9
U.S. Treasury 3.875% 08/15/40	1.8
Johnson & Johnson	1.7
Wells Fargo & Co.	1.6
CVS Caremark Corp.	1.6
Honeywell International, Inc.	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Securities — Non-Agency	1.0
Commercial Mortgage-Backed Securities — Agency	3.8
Commercial Mortgage-Backed Securities — Non-Agency	1.8
Common Stocks	63.5
Consumer Discretionary	7.7
Consumer Staples	6.5
Energy	6.7
Financials	10.2
Health Care	9.9
Industrials	8.1
Information Technology	11.8
Materials	0.8
Telecommunication Services	1.8
Corporate Bonds & Notes	9.7
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.6
Money Market Funds	6.3
Municipal Bonds	0.1
Residential Mortgage-Backed Securities — Agency	8.7
Residential Mortgage-Backed Securities — Non-Agency	0.5
Senior Loans	0.1
U.S. Treasury Obligations	3.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Leonard Aplet, CFA

Brian Lavin, CFA

Gregory Liechty

Guy Pope, CFA

Ronald Stahl, CFA

Semiannual Report 2014	3

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Diversified Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Diversified Bond Fund (the Fund) Class 3 shares returned 4.29% for the six months ended June 30, 2014.

>	The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 3.93% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	4.43	4.54	6.23	4.80
Class 2*	05/03/10	4.27	4.37	6.01	4.62
Class 3	10/13/81	4.29	4.39	6.12	4.74
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.85	4.93

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

4	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Diversified Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Securities — Agency	3.7
Asset-Backed Securities — Non-Agency	12.6
Commercial Mortgage-Backed Securities — Non-Agency	6.4
Corporate Bonds & Notes	36.9
Foreign Government Obligations	1.8
Money Market Funds	2.1
Municipal Bonds	0.7
Preferred Debt	3.0
Residential Mortgage-Backed Securities — Agency	14.9
Residential Mortgage-Backed Securities — Non-Agency	4.2
Senior Loans	1.0
Treasury Bills	2.5
U.S. Government & Agency Obligations	2.5
U.S. Treasury Obligations	7.7
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	37.6
AA rating	6.2
A rating	7.6
BBB rating	25.7
BB rating	8.2
B rating	2.0
CCC rating	0.5
Not rated	12.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody’s, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral.

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Brian Lavin, CFA

Semiannual Report 2014	5

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Emerging Markets Fund (the Fund) Class 3 shares returned 5.69% for the six months ended June 30, 2014.

>	The Fund underperformed its benchmark, the MSCI Emerging Markets Index (Net), which returned 6.14% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.72	12.98	9.64	11.30
Class 2*	05/03/10	5.61	12.67	9.38	11.10
Class 3	05/01/00	5.69	12.77	9.51	11.23
MSCI Emerging Markets Index (Net)		6.14	14.31	9.24	11.94

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

6	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Samsung Electronics Co., Ltd. (South Korea)	3.1
Tencent Holdings Ltd. (China)	2.4
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	2.0
Naspers Ltd., Class N (South Africa)	1.6
ICICI Bank Ltd., ADR (India)	1.5
Hyundai Motor Co. (South Korea)	1.4
Metropolitan Bank & Trust Co. (Philippines)	1.4
Cemex SAB de CV, ADR (Mexico)	1.4
Magnit OJSC, GDR (Russian Federation)	1.4
AmBev SA, ADR (Brazil)	1.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Brazil	8.2
Chile	0.6
China	17.6
Czech Republic	0.4
Greece	1.2
Hong Kong	2.0
India	11.8
Indonesia	2.9
Malaysia	0.5
Mexico	5.1
Peru	1.6
Philippines	3.7
Poland	0.3
Russian Federation	4.8
South Africa	4.1
South Korea	15.5
Taiwan	11.2
Thailand	3.0
Turkey	1.9
United Kingdom	0.5
United States(a)	3.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Dara White, CFA

Robert Cameron

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM

Semiannual Report 2014	7

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Emerging Markets Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Auto Components	0.9
Automobiles	3.3
Banks	17.2
Beverages	1.2
Chemicals	2.8
Commercial Services & Supplies	0.9
Construction Materials	2.1
Diversified Financial Services	1.5
Diversified Telecommunication Services	0.7
Electric Utilities	1.0
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	4.3
Food & Staples Retailing	3.2
Food Products	3.9
Gas Utilities	0.8
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	1.2
Hotels, Restaurants & Leisure	2.5
Household Durables	0.7
Industrial Conglomerates	1.1
Insurance	2.0
Internet & Catalog Retail	0.9
Internet Software & Services	7.4
IT Services	2.8
Leisure Products	1.1
Life Sciences Tools & Services	0.6
Machinery	2.3
Media	2.3
Metals & Mining	1.9
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	4.2
Personal Products	0.6
Pharmaceuticals	2.4
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	9.5
Software	0.2
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	2.4
Tobacco	0.8
Trading Companies & Distributors	0.4
Transportation Infrastructure	0.3
Water Utilities	0.8
Wireless Telecommunication Services	1.6
Money Market Funds	2.3
Total	99.9

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

8	Semiannual Report 2014

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Global Bond Fund (the Fund) Class 3 shares returned 5.32% for the six months ended June 30, 2014.

>	The Fund outperformed its benchmark, the Barclays Global Aggregate Index, which returned 4.93% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	5.41	4.43	4.29	4.55
Class 2*	05/03/10	5.24	4.15	4.06	4.36
Class 3	05/01/96	5.32	4.23	4.16	4.49
Barclays Global Aggregate Index		4.93	7.39	4.60	5.06

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014	9

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Portfolio Management

Jim Cielinski

Matthew Cobon

Zach Pandl*

Gene Tannuzzo, CFA*

*	Effective May 31, 2014, Mr. Pandl and Mr. Tannuzzo were added as Portfolio Managers to the Fund. Nicholas Pifer no longer serves as Portfolio Manager of the Fund.

Country Breakdown (%) (at June 30, 2014)
Argentina	0.2
Australia	0.9
Belgium	0.0	(a)
Bermuda	0.8
Brazil	3.5
Canada	3.2
Colombia	0.8
Denmark	0.8
El Salvador	0.1
France	0.3
Germany	1.3
Greece	0.0	(a)
Indonesia	2.2
Ireland	0.0	(a)
Italy	6.4
Japan	3.7
Kazakhstan	0.1
Lithuania	1.0
Luxembourg	0.1
Macau	0.0	(a)
Malaysia	2.4
Mexico	1.9
Netherlands	1.1
New Zealand	1.5
Peru	0.1
Philippines	0.3
Poland	3.8
Portugal	3.3
Qatar	0.3
Russian Federation	0.9
Singapore	0.0	(a)
South Korea	0.6
Spain	1.8
Sweden	1.1
Thailand	0.7
Turkey	1.1
United Kingdom	6.9
United States(b)	45.6
Uruguay	0.2
Venezuela	1.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

10	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview (continued)

Columbia Variable Portfolio – Global Bond Fund

(Unaudited)

Quality Breakdown (%) (at June 30, 2014)
AAA rating	16.6
AA rating	10.4
A rating	12.7
BBB rating	28.5
Non-investment grade	6.8
Not rated	25.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody’s, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral.

Semiannual Report 2014	11

Columbia Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio – Large Core Quantitative Fund

(Unaudited)

Performance Summary

>	Columbia Variable Portfolio — Large Core Quantitative Fund (the Fund) Class 3 shares returned 6.05% for the six months ended June 30, 2014.

>	The Fund underperformed its benchmark, the S&P 500 Index, which returned 7.14% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	6.11	25.29	19.92	6.56
Class 2*	05/03/10	5.97	24.99	19.65	6.35
Class 3	10/13/81	6.05	25.18	19.79	6.50
S&P 500 Index		7.14	24.61	18.83	7.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

12	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio – Large Core Quantitative Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Apple, Inc.	3.5
Microsoft Corp.	3.1
Pfizer, Inc.	2.7
Oracle Corp.	2.6
ConocoPhillips	2.6
Cisco Systems, Inc.	2.4
Citigroup, Inc.	2.4
Home Depot, Inc. (The)	2.3
Verizon Communications, Inc.	2.1
MasterCard, Inc., Class A	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.4
Consumer Discretionary	11.7
Consumer Staples	9.1
Energy	10.9
Financials	15.6
Health Care	13.5
Industrials	10.9
Information Technology	18.9
Materials	3.8
Telecommunication Services	2.1
Utilities	2.9
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

*	Effective July 18, 2014, Oliver Buckley no longer serves as Portfolio Manager to the Fund due to his retirement from Columbia Management Investment Advisers, LLC.
Effective August 7, 2014, Peter Albanese was added as Portfolio Manager of the Fund.

Semiannual Report 2014	13

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund (the Fund) Class 3 shares returned 5.27% for the six months that ended June 30, 2014.

>	The Fund underperformed its benchmark, the Barclays World Government Inflation-Linked Bond Index, which returned 5.35% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	5.26	4.11	4.72	4.19
Class 2*	05/03/10	5.18	3.90	4.50	4.02
Class 3	09/13/04	5.27	3.99	4.60	4.13
Barclays World Government Inflation-Linked Bond Index		5.35	4.39	5.27	5.00

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Barclays World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

14	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

(Unaudited)

Country Breakdown (%) (at June 30, 2014)
Australia	1.9
Brazil	0.0	(a)
Canada	3.7
Denmark	0.2
France	9.3
Germany	10.4
Greece	0.0	(a)
Italy	1.4
Japan	3.0
Mexico	1.5
New Zealand	0.8
Sweden	1.4
United Kingdom	23.8
United States(b)	42.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	56.2
AA rating	25.7
A rating	0.6
BBB rating	3.0
Non-investment grade	0.0	(a)
Not rated	14.5
Total	100.0

(a)	Rounds to zero.

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody’s, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as “Not rated”. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s subadviser incorporates into its credit analysis process, along with other factors.

Portfolio Management

BlackRock Financial Management, Inc.

Gargi Pal Chaudhuri

Martin Hegarty

Semiannual Report 2014	15

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Partners Small Cap Value Fund (the Fund) Class 3 shares returned 3.09% for the six months ended June 30, 2014.

>	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 4.20% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	3.12	20.41	19.28	9.09
Class 2*	05/03/10	3.02	20.09	19.01	8.92
Class 3	08/14/01	3.09	20.29	19.14	9.03
Russell 2000 Value Index		4.20	22.54	19.88	8.24

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

16	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Partners Small Cap Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
AerCap Holdings NV	1.6
Granite Real Estate Investment Trust	1.5
Sanmina Corp.	1.3
Montpelier Re Holdings Ltd.	1.3
Dana Holding Corp.	1.1
Resolute Forest Products, Inc.	1.1
Micron Technology, Inc.	1.1
Mobile Mini, Inc.	1.0
Platinum Underwriters Holdings Ltd.	1.0
Plexus Corp.	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	92.4
Consumer Discretionary	12.6
Consumer Staples	1.7
Energy	6.8
Financials	20.8
Health Care	4.9
Industrials	18.6
Information Technology	16.2
Materials	7.7
Telecommunication Services	0.7
Utilities	2.4
Limited Partnerships	0.1
Money Market Funds	7.5
Rights	0.0	(a)
Industrials	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure, CFA

John Harloe, CFA

Denver Investment Advisors LLC

Troy Dayton, CFA

Mark Adelmann, CFA, CPA

Derek Anguilm, CFA

Liza Ramirez, CFA

Donald Smith & Co., Inc.

Donald Smith

Richard Greenberg, CFA

River Road Asset Management, LLC

James Shircliff, CFA

R. Andrew Beck

J. Justin Akin

Turner Investments, L.P.*

David Kovacs, CFA

*	Effective August 20, 2014, Segall Bryant & Hamill, LLC and Snow Capital Management L.P. replaced Turner Investments, L.P. as subadvisors for the Fund.

Semiannual Report 2014	17

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Sit Dividend Growth Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Sit Dividend Growth Fund (the Fund) Class 3 shares returned 6.06% for the six months ended June 30, 2014.

>	The Fund underperformed its benchmark, the S&P 500 Index, which rose 7.14% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	05/03/10	6.10	20.26	15.22	5.01
Class 2*	05/03/10	5.93	19.98	15.01	4.90
Class 3	05/01/06	6.06	20.18	15.11	4.95
S&P 500 Index		7.14	24.61	18.83	7.38

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

18	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Sit Dividend Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Johnson & Johnson	3.0
Chevron Corp.	2.8
Microsoft Corp.	2.5
Verizon Communications, Inc.	2.3
JPMorgan Chase & Co.	2.3
Honeywell International, Inc.	2.3
PepsiCo, Inc.	2.1
Occidental Petroleum Corp.	2.0
Procter & Gamble Co. (The)	1.7
Merck & Co., Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	97.1
Consumer Discretionary	8.7
Consumer Staples	7.8
Energy	11.6
Financials	15.1
Health Care	16.0
Industrials	17.6
Information Technology	13.3
Materials	2.2
Telecommunication Services	2.3
Utilities	2.5
Money Market Funds	1.3
Mutual Fund	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Sit Investment Associates, Inc.

Roger Sit

Kent Johnson

Michael Stellmacher

Semiannual Report 2014	19

Columbia Variable Portfolio Funds

Performance Overview

Variable Portfolio – Victory Established Value Fund

(Unaudited)

Performance Summary

>	Variable Portfolio — Victory Established Value Fund (the Fund) Class 3 shares returned 8.06% for the six months ended June 30, 2014.

>	The Fund underperformed its benchmark, the Russell Midcap Value Index, which returned 11.14% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	05/03/10	8.15	29.11	20.31	8.83
Class 2*	05/03/10	7.98	28.75	20.04	8.64
Class 3	02/04/04	8.06	29.00	20.21	8.78
Russell Midcap Value Index		11.14	27.76	22.97	10.66

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

20	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio Overview

Variable Portfolio – Victory Established Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Devon Energy Corp.	2.9
CareFusion Corp.	2.6
KLA-Tencor Corp.	2.3
Patterson Companies, Inc.	2.2
Markel Corp.	2.2
Reliance Steel & Aluminum Co.	2.2
Alleghany Corp.	2.2
Atmos Energy Corp.	2.0
Avery Dennison Corp.	2.0
Republic Services, Inc.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	98.6
Consumer Discretionary	9.6
Consumer Staples	4.1
Energy	5.3
Financials	22.3
Health Care	6.8
Industrials	18.0
Information Technology	16.6
Materials	8.5
Utilities	7.4
Money Market Funds	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Victory Capital Management Inc.

Gary Miller

Jeffrey Graff, CFA

Gregory Conners

James Albers, CFA

Michael Rodarte, CFA

Semiannual Report 2014	21

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio – Balanced Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,001.00	*	1,020.83	0.09	*	4.01	0.80	*
Class 2	1,000.00	1,000.00	1,001.00	*	1,019.59	0.12	*	5.26	1.05	*
Class 3	1,000.00	1,000.00	1,053.40		1,020.23	4.68		4.61	0.92

*	For the period from June 25, 2014 through June 30, 2014. Class 1 and Class 2 shares commenced operations on June 25, 2014.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

22	Semiannual Report 2014

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Columbia Variable Portfolio – Diversified Bond Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,044.30	1,022.02	2.84	2.81	0.56
Class 2	1,000.00	1,000.00	1,042.70	1,020.78	4.10	4.06	0.81
Class 3	1,000.00	1,000.00	1,042.90	1,021.42	3.44	3.41	0.68

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Variable Portfolio – Emerging Markets Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,057.20	1,018.60	6.38	6.26	1.25
Class 2	1,000.00	1,000.00	1,056.10	1,017.36	7.65	7.50	1.50
Class 3	1,000.00	1,000.00	1,056.90	1,017.95	7.04	6.90	1.38

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Variable Portfolio – Global Bond Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,054.10	1,021.17	3.72	3.66	0.73
Class 2	1,000.00	1,000.00	1,052.40	1,019.93	4.99	4.91	0.98
Class 3	1,000.00	1,000.00	1,053.20	1,020.58	4.33	4.26	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014	23

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Columbia Variable Portfolio – Large Core Quantitative Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,061.10	1,021.08	3.83	3.76	0.75
Class 2	1,000.00	1,000.00	1,059.70	1,019.84	5.11	5.01	1.00
Class 3	1,000.00	1,000.00	1,060.50	1,020.48	4.44	4.36	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,052.60	1,021.97	2.90	2.86	0.57
Class 2	1,000.00	1,000.00	1,051.80	1,020.73	4.17	4.11	0.82
Class 3	1,000.00	1,000.00	1,052.70	1,021.37	3.51	3.46	0.69

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio – Partners Small Cap Value Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,031.20	1,020.43	4.43	4.41	0.88
Class 2	1,000.00	1,000.00	1,030.20	1,019.19	5.69	5.66	1.13
Class 3	1,000.00	1,000.00	1,030.90	1,019.84	5.04	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

24	Semiannual Report 2014

Columbia Variable Portfolio Funds

Understanding Your Fund’s Expenses (continued)

(Unaudited)

Variable Portfolio – Sit Dividend Growth Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,061.00	1,020.98	3.93	3.86	0.77
Class 2	1,000.00	1,000.00	1,059.30	1,019.74	5.21	5.11	1.02
Class 3	1,000.00	1,000.00	1,060.60	1,020.33	4.60	4.51	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio – Victory Established Value Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,081.50	1,020.38	4.59	4.46	0.89
Class 2	1,000.00	1,000.00	1,079.80	1,019.14	5.88	5.71	1.14
Class 3	1,000.00	1,000.00	1,080.60	1,019.74	5.26	5.11	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014	25

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 64.8%
Issuer	Shares	Value ($)
Consumer Discretionary 7.8%
Auto Components 1.0%

Delphi Automotive PLC	134,660	9,256,528

Hotels, Restaurants & Leisure 1.3%

Aramark	151,249	3,914,324

Hilton Worldwide Holdings, Inc.(a)	166,425	3,877,703

Wynn Resorts Ltd.	21,506	4,463,785

Total		12,255,812

Media 4.0%

Comcast Corp., Class A	252,182	13,537,130

DIRECTV(a)	55,650	4,730,806

Discovery Communications, Inc., Class A(a)	80,481	5,978,129

Viacom, Inc., Class B	158,789	13,771,770

Total		38,017,835

Specialty Retail 0.9%

Lowe’s Companies, Inc.	91,779	4,404,474

Michaels Companies, Inc. (The)(a)	140,154	2,389,626

Urban Outfitters, Inc.(a)	82,430	2,791,080

Total		9,585,180

Textiles, Apparel & Luxury Goods 0.6%

Ralph Lauren Corp.	36,500	5,865,185

Total Consumer Discretionary		74,980,540

Consumer Staples 6.6%
Beverages 1.6%

Diageo PLC, ADR	30,039	3,823,064

PepsiCo, Inc.	132,360	11,825,042

Total		15,648,106

Food & Staples Retailing 2.3%

CVS Caremark Corp.	194,110	14,630,071

Walgreen Co.	97,020	7,192,092

Total		21,822,163

Household Products 1.3%

Procter & Gamble Co. (The)	163,645	12,860,860

Tobacco 1.4%

Philip Morris International, Inc.	156,238	13,172,426

Total Consumer Staples		63,503,555

Energy 6.9%
Energy Equipment & Services 2.1%

Cameron International Corp.(a)	99,085	6,709,045

Common Stocks (continued)
Issuer	Shares	Value ($)
Halliburton Co.	180,549	12,820,785

Total		19,529,830

Oil, Gas & Consumable Fuels 4.8%

Canadian Natural Resources Ltd.	163,030	7,484,707

Chevron Corp.	137,716	17,978,824

ConocoPhillips	67,709	5,804,693

Kinder Morgan, Inc.	153,632	5,570,696

Newfield Exploration Co.(a)	73,975	3,269,695

Noble Energy, Inc.	74,859	5,798,578

Total		45,907,193

Total Energy		65,437,023

Financials 10.5%
Banks 6.2%

Bank of America Corp.	265,670	4,083,348

Citigroup, Inc.	387,948	18,272,351

JPMorgan Chase & Co.	376,575	21,698,251

Wells Fargo & Co.	279,591	14,695,303

Total		58,749,253

Capital Markets 2.1%

BlackRock, Inc.	39,701	12,688,440

Goldman Sachs Group, Inc. (The)	44,820	7,504,661

Total		20,193,101

Diversified Financial Services 1.3%

Berkshire Hathaway, Inc., Class B(a)	99,572	12,601,832

Insurance 0.9%

Aon PLC	92,486	8,332,064

Total Financials		99,876,250

Health Care 10.1%
Biotechnology 1.6%

Celgene Corp.(a)	152,960	13,136,205

Vertex Pharmaceuticals, Inc.(a)	20,080	1,901,174

Total		15,037,379

Health Care Equipment & Supplies 3.2%

Abbott Laboratories	282,930	11,571,837

Covidien PLC	135,218	12,193,959

Medtronic, Inc.	106,520	6,791,715

Total		30,557,511

Health Care Providers & Services 1.4%

Cardinal Health, Inc.	108,746	7,455,626

CIGNA Corp.	61,870	5,690,184

Total		13,145,810

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.3%

IMS Health Holdings, Inc.(a)	126,435	3,246,851

Pharmaceuticals 3.6%

Johnson & Johnson	149,086	15,597,377

Perrigo Co. PLC	37,705	5,495,881

Pfizer, Inc.	169,419	5,028,356

Salix Pharmaceuticals Ltd.(a)	39,070	4,819,284

Zoetis, Inc.	121,650	3,925,646

Total		34,866,544

Total Health Care		96,854,095

Industrials 8.2%
Aerospace & Defense 2.5%

Honeywell International, Inc.	152,516	14,176,362

United Technologies Corp.	83,089	9,592,625

Total		23,768,987

Air Freight & Logistics 0.4%

FedEx Corp.	27,630	4,182,629

Commercial Services & Supplies 0.8%

Tyco International Ltd.	166,579	7,596,003

Construction & Engineering 0.5%

Jacobs Engineering Group, Inc.(a)	92,750	4,941,720

Electrical Equipment 1.5%

Eaton Corp. PLC	182,642	14,096,310

Industrial Conglomerates 1.3%

General Electric Co.	466,668	12,264,035

Professional Services 0.7%

Dun & Bradstreet Corp. (The)	13,022	1,435,024

Nielsen NV	107,270	5,192,941

Total		6,627,965

Road & Rail 0.5%

Kansas City Southern	49,120	5,280,891

Total Industrials		78,758,540

Information Technology 12.1%
Communications Equipment 0.7%

QUALCOMM, Inc.	86,538	6,853,809

Internet Software & Services 2.2%

eBay, Inc.(a)	71,163	3,562,420

Google, Inc., Class A(a)	15,574	9,105,651

Google, Inc., Class C(a)	14,969	8,611,366

Total		21,279,437

IT Services 1.0%

MasterCard, Inc., Class A	131,445	9,657,264

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.3%

Broadcom Corp., Class A	183,027	6,793,962

Skyworks Solutions, Inc.	105,432	4,951,087

Total		11,745,049

Software 2.5%

Electronic Arts, Inc.(a)	244,728	8,778,394

Intuit, Inc.	111,595	8,986,745

Microsoft Corp.	153,183	6,387,731

Total		24,152,870

Technology Hardware, Storage & Peripherals 4.4%

Apple, Inc.	351,992	32,710,616

EMC Corp.	242,129	6,377,678

Hewlett-Packard Co.	88,473	2,979,771

Total		42,068,065

Total Information Technology		115,756,494

Materials 0.8%
Chemicals 0.8%

Chemtura Corp.(a)	59,790	1,562,313

Dow Chemical Co. (The)	117,287	6,035,589

Total		7,597,902

Total Materials		7,597,902

Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%

Verizon Communications, Inc.	352,960	17,270,333

Total Telecommunication Services		17,270,333

Total Common Stocks (Cost: $499,137,207)		620,034,732

Corporate Bonds & Notes 9.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	5,000	4,725

Bombardier, Inc.(b)
Senior Unsecured
04/15/19	4.750%	21,000	21,367
03/15/20	7.750%	18,000	20,343
10/15/22	6.000%	24,000	24,600

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	23,000	24,322

L-3 Communications Corp.
02/15/21	4.950%	645,000	714,808

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	27

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
10/15/20	5.500%	3,000	3,049
07/15/21	7.500%	20,000	22,150

TransDigm, Inc.(b)
07/15/22	6.000%	5,000	5,138
07/15/24	6.500%	35,000	36,444

Total			876,946

Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	15,000	15,750
03/15/21	6.250%	30,000	32,250

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	75,000	81,469

Delphi Corp.
05/15/21	6.125%	49,000	54,762

Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	975,000	995,972

General Motors Co. Senior Unsecured(b)
10/02/23	4.875%	34,000	35,785

Jaguar Land Rover Automotive PLC(b)
02/01/23	5.625%	10,000	10,625

Schaeffler Finance BV Senior Secured(b)
05/15/21	4.750%	28,000	28,840

Total			1,255,453

Banking 1.8%
Ally Financial, Inc.
01/27/19	3.500%	16,000	16,155
03/15/20	8.000%	91,000	110,565

Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,195,000	1,398,100

Barclays Bank PLC Senior Unsecured
05/15/24	3.750%	575,000	577,055

Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,500,000	1,785,113

Branch Banking & Trust Co. Senior Unsecured(c)
12/01/16	0.657%	1,000,000	1,003,400

Capital One Financial Corp. Senior Unsecured
06/15/23	3.500%	915,000	918,064

Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,245,000	1,434,391

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comerica, Inc. Senior Unsecured
05/23/19	2.125%	320,000	319,701

Fifth Third Bancorp Senior Unsecured
03/15/22	3.500%	575,000	593,407

Goldman Sachs Group, Inc. (The) Senior Unsecured(d)
07/08/24	3.850%	1,450,000	1,448,086

HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	775,000	880,616

ING Bank NV Senior Unsecured(b)(c)
09/25/15	1.873%	910,000	925,306

Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,050,000	1,227,422

PNC Financial Services Group, Inc. (The) Senior Unsecured(c)
11/09/22	2.854%	910,000	886,696

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	101,905

The Royal Bank of Scotland PLC
08/24/20	5.625%	900,000	1,031,308

U.S. Bank Subordinated Notes(c)
04/29/20	3.778%	800,000	818,822

Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	1,515,000	1,507,587

Total			16,983,699

Brokerage/Asset Managers/Exchanges 0.1%
Bank of America Corp. Senior Unsecured
04/25/18	6.875%	540,000	636,191

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	24,000	25,980

Nuveen Investments, Inc.(b) Senior Unsecured
10/15/17	9.125%	11,000	11,921
10/15/20	9.500%	37,000	43,845

Total			717,937

Building Materials —%
Allegion US Holding Co., Inc.(b)
10/01/21	5.750%	42,000	44,205

American Builders & Contractors Supply Co., Inc. Senior Unsecured(b)
04/15/21	5.625%	43,000	44,505

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,520

HD Supply, Inc.
07/15/20	7.500%	31,000	33,868
Secured
04/15/20	11.000%	23,000	27,111

Nortek, Inc.
12/01/18	10.000%	8,000	8,620
04/15/21	8.500%	34,000	37,570

USG Corp.(b)
11/01/21	5.875%	10,000	10,625

Total			220,024

Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	14,000	14,910
01/31/22	6.625%	13,000	13,975
09/30/22	5.250%	41,000	41,615

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	38,000	43,843

CSC Holdings LLC(b) Senior Unsecured
06/01/24	5.250%	34,000	33,448

Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	19,000	21,577

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%	43,000	45,687

DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	895,000	999,107

DISH DBS Corp.
09/01/19	7.875%	44,000	52,250
03/15/23	5.000%	31,000	31,581

Mediacom Broadband LLC/Corp.(b)
04/15/21	5.500%	4,000	4,050

NBCUniversal Media LLC
04/01/41	5.950%	750,000	920,822

Numericable Group SA Senior Secured(b)
05/15/22	6.000%	65,000	67,600

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	27,000	27,743

Time Warner Cable, Inc.
02/01/20	5.000%	800,000	897,530

Videotron Ltd.
07/15/22	5.000%	27,000	27,743

Videotron Ltd.(b)
06/15/24	5.375%	6,000	6,150

Total			3,249,631

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Ashland, Inc. Senior Unsecured
04/15/18	3.875%	27,000	27,776

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b)
05/01/21	7.375%	19,000	20,739

Celanese U.S. Holdings LLC
06/15/21	5.875%	25,000	27,563

Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	475,000	632,827

Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	675,000	694,935

Huntsman International LLC
11/15/20	4.875%	20,000	20,700
03/15/21	8.625%	6,000	6,630

INEOS Group Holdings SA(b)
02/15/19	5.875%	27,000	27,675

JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	55,000	62,631

PQ Corp. Secured(b)
05/01/18	8.750%	124,000	134,540

Total			1,656,016

Construction Machinery 0.1%
Ashtead Capital, Inc. Secured(b)
07/15/22	6.500%	13,000	14,138

CNH Industrial Capital LLC(b)
07/15/19	3.375%	22,000	21,835

Case New Holland Industrial, Inc.
12/01/17	7.875%	56,000	65,240

Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	675,000	670,918

Columbus McKinnon Corp.
02/01/19	7.875%	49,000	52,307

H&E Equipment Services, Inc.
09/01/22	7.000%	6,000	6,630

United Rentals North America, Inc.
04/15/22	7.625%	49,000	55,002
06/15/23	6.125%	16,000	17,160
11/15/24	5.750%	14,000	14,543

Total			917,773

Consumer Cyclical Services —%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	22,000	20,020

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	29

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.
12/01/20	8.750%	21,000	21,315
Senior Secured
12/01/19	6.375%	47,000	48,762

APX Group, Inc.(b) Senior Unsecured
12/01/20	8.750%	12,000	12,240

Carlson Travel Holdings, Inc. Senior Unsecured PIK(b)(d)
08/15/19	7.500%	12,000	12,240

Monitronics International, Inc.
04/01/20	9.125%	39,000	41,633

Total			156,210

Consumer Products —%
Serta Simmons Holdings LLC Senior Unsecured(b)
10/01/20	8.125%	45,000	48,713

Spectrum Brands, Inc.
11/15/20	6.375%	39,000	41,925

Tempur Sealy International, Inc.
12/15/20	6.875%	20,000	21,900

Total			112,538

Diversified Manufacturing 0.1%
Amsted Industries, Inc.(b)
03/15/22	5.000%	23,000	23,000

Entegris, Inc.(b)
04/01/22	6.000%	25,000	25,750

Gardner Denver, Inc. Senior Unsecured(b)
08/15/21	6.875%	49,000	51,450

Gates Global LLC/Co. Senior Unsecured(b)
07/15/22	6.000%	15,000	15,000

Hamilton Sundstrand Corp. Senior Unsecured(b)
12/15/20	7.750%	51,000	54,570

United Technologies Corp. Senior Unsecured
06/01/22	3.100%	500,000	506,450

Total			676,220

Electric 0.7%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	15,000	17,550

Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	525,000	548,013

Calpine Corp. Senior Secured(b)
01/15/22	6.000%	22,000	23,733

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	575,000	660,724

Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	660,000	750,908

Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	707,442

NRG Energy, Inc.(b)
07/15/22	6.250%	60,000	63,450

Nevada Power Co.
08/01/18	6.500%	550,000	651,544

PPL Capital Funding, Inc.
06/01/23	3.400%	700,000	701,001

Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	600,000	723,585

Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	500,000	706,657

TransAlta Corp. Senior Unsecured
06/03/17	1.900%	720,000	722,817

Total			6,277,424

Environmental 0.1%
Waste Management, Inc.
03/11/19	7.375%	700,000	855,371

Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust(b)
05/15/21	4.500%	45,000	45,787

Air Lease Corp. Senior Unsecured
03/01/20	4.750%	53,000	57,240

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	15,000	15,525

CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	17,000	18,254

CIT Group, Inc.(b) Senior Secured
04/01/18	6.625%	79,000	88,480

General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,100,000	2,335,284

International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	80,000	98,800

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp. Senior Unsecured(b)
02/15/19	10.125%	6,000	6,510

Provident Funding Associates LP/PFG Finance Corp.(b)
06/15/21	6.750%	52,000	52,650

Springleaf Finance Corp.
06/01/20	6.000%	8,000	8,280
10/01/21	7.750%	39,000	43,875
10/01/23	8.250%	16,000	18,240

iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	27,000	27,000

Total			2,815,925

Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
04/15/20	5.000%	610,000	693,782

Aramark Services, Inc.
03/15/20	5.750%	12,000	12,690

ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	810,000	797,577

Darling Ingredients, Inc.(b)
01/15/22	5.375%	43,000	44,612

Diageo Capital PLC
04/29/23	2.625%	810,000	776,480

Diamond Foods, Inc.(b)
03/15/19	7.000%	7,000	7,332

PepsiCo, Inc. Senior Unsecured
03/05/22	2.750%	880,000	871,796

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	5,000	5,113

Post Holdings, Inc.(b)
12/15/22	6.000%	18,000	18,360

SABMiller Holdings, Inc.(b)
01/15/22	3.750%	950,000	983,692

Total			4,211,434

Gaming —%
GLP Capital LP/Financing II Inc.(b)
11/01/23	5.375%	27,000	28,012

MGM Resorts International
03/01/18	11.375%	37,000	48,100
10/01/20	6.750%	6,000	6,698
12/15/21	6.625%	25,000	27,813

Penn National Gaming, Inc. Senior Unsecured(b)
11/01/21	5.875%	17,000	16,108

Pinnacle Entertainment, Inc.
08/01/21	6.375%	64,000	67,520

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seminole Tribe of Florida, Inc. Senior Secured(b)
10/01/20	6.535%	98,000	109,270

Seneca Gaming Corp.(b)
12/01/18	8.250%	51,000	54,187

SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(b)
06/01/21	6.375%	16,000	15,680

Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	27,000	15,390

Wynn Macau Ltd. Senior Unsecured(b)
10/15/21	5.250%	44,000	45,210

Total			433,988

Health Care 0.4%
Acadia Healthcare Co., Inc.(b)(d)
07/01/22	5.125%	8,000	8,020

Amsurg Corp.
11/30/20	5.625%	20,000	20,200

Biomet, Inc.
08/01/20	6.500%	8,000	8,620

CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	42,705

CHS/Community Health Systems, Inc.(b)
02/01/22	6.875%	63,000	66,780
Senior Secured
08/01/21	5.125%	8,000	8,200

Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	625,000	695,034

CareFusion Corp. Senior Unsecured
05/15/24	3.875%	575,000	580,947

Catamaran Corp.
03/15/21	4.750%	8,000	8,080

ConvaTec Finance International SA Senior Unsecured PIK(b)
01/15/19	8.250%	11,000	11,248

ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	41,000	44,382

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	67,331
07/15/24	5.125%	27,000	27,169

Emdeon, Inc.
12/31/19	11.000%	21,000	24,150

Envision Healthcare Corp.(b)
07/01/22	5.125%	17,000	17,149

Express Scripts Holding Co.
11/15/21	4.750%	625,000	691,738

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	18,000	20,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	31

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/15/22	7.500%	71,000	81,916
Senior Secured
03/15/19	3.750%	47,000	47,411

IMS Health, Inc. Senior Unsecured(b)
11/01/20	6.000%	12,000	12,600

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	30,000	34,013

LifePoint Hospitals, Inc.(b)
12/01/21	5.500%	31,000	32,550

MPH Acquisition Holdings LLC(b)
04/01/22	6.625%	29,000	30,378

McKesson Corp. Senior Unsecured
03/01/21	4.750%	600,000	668,467

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	18,000	19,890

STHI Holding Corp. Secured(b)
03/15/18	8.000%	29,000	30,740

Teleflex, Inc.(b)
06/15/24	5.250%	2,000	2,020

Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	41,000	41,820
10/01/20	6.000%	20,000	21,700
Senior Unsecured
04/01/22	8.125%	68,000	78,710

Tenet Healthcare Corp.(b)
Senior Unsecured
03/01/19	5.000%	5,000	5,069

Total			3,449,377

Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	13,000	13,195

Cigna Corp. Senior Unsecured
06/15/20	5.125%	619,000	699,948

Total			713,143

Home Construction —%
Brookfield Residential Properties, Inc./U.S. Corp.(b)
07/01/22	6.125%	17,000	17,680

D.R. Horton, Inc.
03/01/19	3.750%	28,000	28,140

KB Home
05/15/19	4.750%	6,000	6,045

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,962
04/15/20	7.150%	11,000	12,265
04/01/22	7.000%	6,000	6,608

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	18,000	19,620

Standard Pacific Corp.
12/15/21	6.250%	20,000	21,350

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/21	5.250%	8,000	8,120
03/01/24	5.625%	32,000	31,680

Total			187,470

Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/36	6.450%	475,000	605,742

Antero Resources Corp.(b)
12/01/22	5.125%	21,000	21,577

Antero Resources Finance Corp.
11/01/21	5.375%	20,000	20,750

Athlon Holdings LP/Finance Corp.(b)
04/15/21	7.375%	71,000	77,390
05/01/22	6.000%	5,000	5,175

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	37,000	38,989

Chesapeake Energy Corp.
08/15/20	6.625%	47,000	54,167
11/15/20	6.875%	16,000	18,560
02/15/21	6.125%	72,000	80,640
03/15/23	5.750%	39,000	43,337

Cimarex Energy Co.
06/01/24	4.375%	9,000	9,169

Comstock Resources, Inc.
06/15/20	9.500%	51,000	58,140

Concho Resources, Inc.
01/15/21	7.000%	72,000	79,020
04/01/23	5.500%	18,000	19,350

Continental Resources, Inc.
10/01/19	8.250%	3,000	3,180
04/01/21	7.125%	22,000	24,934
04/15/23	4.500%	725,000	774,435

Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	545,000	554,415

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	20,000	22,550

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	17,000	19,550

EXCO Resources, Inc.
04/15/22	8.500%	24,000	25,920

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EnCana Corp. Senior Unsecured
11/15/21	3.900%	625,000	660,388

Halcon Resources Corp.
07/15/20	9.750%	20,000	21,825
05/15/21	8.875%	24,000	25,800

Hilcorp Energy I LP/Finance Co. Senior Unsecured(b)(d)
12/01/24	5.000%	16,000	16,000

Kodiak Oil & Gas Corp.
01/15/21	5.500%	54,000	56,295
02/01/22	5.500%	70,000	72,625

Laredo Petroleum, Inc.
02/15/19	9.500%	76,000	83,410
01/15/22	5.625%	36,000	37,215
05/01/22	7.375%	11,000	12,293

MEG Energy Corp.(b)
03/31/24	7.000%	19,000	20,947

Oasis Petroleum, Inc.
02/01/19	7.250%	44,000	46,640
11/01/21	6.500%	82,000	88,150
01/15/23	6.875%	26,000	28,340

Oasis Petroleum, Inc.(b)
03/15/22	6.875%	14,000	15,260

Parsley Energy LLC/Finance Corp. Senior Unsecured(b)
02/15/22	7.500%	51,000	54,442

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	35,000	39,287

RKI Exploration & Production LLC/Finance Corp.(b)
08/01/21	8.500%	9,000	9,765

Range Resources Corp.
06/01/21	5.750%	35,000	37,800

Rice Energy, Inc.(b)
05/01/22	6.250%	22,000	22,550

Rose Rock Midstream LP/ Finance Corp.(b)(d)
07/15/22	5.625%	9,000	9,113

SandRidge Energy, Inc.
10/15/22	8.125%	15,000	16,519
02/15/23	7.500%	5,000	5,425

Southwestern Energy Co.
02/01/18	7.500%	590,000	703,161

Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,170
03/15/21	5.750%	58,000	63,510

Woodside Finance Ltd.(b)
05/10/21	4.600%	750,000	818,659

Total			5,526,579

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	850,000	878,179

Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	700,000	721,599

Petro-Canada Senior Unsecured
05/15/18	6.050%	565,000	653,900

Total			2,253,678

Leisure —%
AMC Entertainment, Inc.
12/01/20	9.750%	5,000	5,700

Activision Blizzard, Inc.(b)
09/15/21	5.625%	82,000	88,355

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	35,020

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)
06/01/24	5.375%	5,000	5,062

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(e)(f)
07/01/15	9.300%	273,864	273,864

Total			408,001

Life Insurance 0.4%
American International Group, Inc. Senior Unsecured
02/15/24	4.125%	1,150,000	1,210,530

Five Corners Funding Trust(b)
11/15/23	4.419%	975,000	1,028,764

Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	510,000	661,243

Metropolitan Life Global Funding I Senior Secured(b)
04/11/22	3.875%	735,000	778,427

Total			3,678,964

Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,831

Hilton Worldwide Finance/Corp.(b)
10/15/21	5.625%	52,000	55,250

Playa Resorts Holding BV Senior Unsecured(b)
08/15/20	8.000%	42,000	45,249

Total			127,330

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	33

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	747,389

AMC Networks, Inc.
07/15/21	7.750%	28,000	31,325
12/15/22	4.750%	18,000	18,000

CBS Outdoor Americas Capital LLC/Corp.(b)
02/15/22	5.250%	5,000	5,138
02/15/24	5.625%	5,000	5,163

Clear Channel Communications, Inc. PIK
02/01/21	14.000%	44,000	45,320

Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	63,000	67,410

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	50,000	53,937
Senior Unsecured
11/15/22	6.500%	12,000	12,810
11/15/22	6.500%	38,000	40,945

Hughes Satellite Systems Corp.
06/15/21	7.625%	14,000	16,030

Intelsat Jackson Holdings SA
10/15/20	7.250%	40,000	43,100

Intelsat Luxembourg SA
06/01/21	7.750%	21,000	22,234
06/01/23	8.125%	61,000	65,956

Lamar Media Corp.(b)
01/15/24	5.375%	7,000	7,245

MDC Partners, Inc.(b)
04/01/20	6.750%	64,000	67,520

Nielsen Finance Co. SARL (The)(b)
10/01/21	5.500%	21,000	21,787

Nielsen Finance LLC/Co.
10/01/20	4.500%	74,000	74,555

Nielsen Finance LLC/Co.(b)(d)
04/15/22	5.000%	17,000	17,128

Reed Elsevier Capital, Inc.
10/15/22	3.125%	700,000	690,362

TCM Sub LLC(b)
01/15/15	3.550%	650,000	659,841

Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	550,000	522,707

Univision Communications, Inc.(b)
05/15/21	8.500%	32,000	35,480
Senior Secured
11/01/20	7.875%	20,000	22,050
09/15/22	6.750%	39,000	43,144
05/15/23	5.125%	20,000	21,175

Total			3,357,751

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 0.1%
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	61,000	66,032
02/25/22	6.750%	2,000	2,238

Arch Coal, Inc. Secured(b)
01/15/19	8.000%	20,000	19,800

CONSOL Energy, Inc.
03/01/21	6.375%	2,000	2,125

CONSOL Energy, Inc.(b)
04/15/22	5.875%	16,000	16,760

Calcipar SA Senior Secured(b)
05/01/18	6.875%	24,000	25,320

Constellium NV(b)
05/15/24	5.750%	8,000	8,400

FMG Resources August 2006 Proprietary Ltd.(b)
11/01/19	8.250%	39,000	42,412

Peabody Energy Corp.
11/15/18	6.000%	16,000	16,680
11/15/21	6.250%	26,000	25,903

Vale Overseas Ltd.
01/23/17	6.250%	640,000	716,160

Total			941,830

Midstream 0.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	47,000	49,526
03/15/24	4.875%	18,000	19,013

CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	715,000	847,429

Crestwood Midstream Partners LP/Corp.(b)
03/01/22	6.125%	15,000	15,788

El Paso LLC
09/15/20	6.500%	13,000	14,337

El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	525,000	676,377

Enterprise Products Operating LLC
02/01/41	5.950%	615,000	732,033

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%	85,000	92,650
05/15/22	5.500%	27,000	27,371

Kinder Morgan Energy Partners LP Senior Unsecured
03/01/44	5.500%	650,000	686,152

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	38,000	41,657
02/15/23	5.500%	59,000	62,835
07/15/23	4.500%	11,000	11,220

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource Finance Corp.
02/15/44	4.800%	595,000	601,544

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	55,000	59,950
03/01/22	5.875%	22,000	23,897

Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	32,000	33,840

Sabine Pass Liquefaction LLC(b)
Senior Secured
05/15/24	5.750%	32,000	33,360

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	539,000	605,908

TransCanada PipeLines Ltd. Senior Unsecured(c)
06/30/16	0.914%	725,000	730,887

Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	655,000	748,624

Total			6,114,398

Natural Gas 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	950,000	931,405

Office REIT 0.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	695,000	737,923

Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	4,000	4,265

Halliburton Co. Senior Unsecured
08/01/23	3.500%	1,000,000	1,025,556

Noble Holding International Ltd.
03/01/21	4.625%	450,000	485,487

Pacific Drilling SA Senior Secured(b)
06/01/20	5.375%	27,000	26,460

Weatherford International LLC
06/15/37	6.800%	500,000	612,647

Total			2,154,415

Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	15,000	16,069

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/22	5.875%	19,000	19,902

Total			35,971

Other Industry —%
Hillman Group, Inc. (The) Senior Unsecured(b)
07/15/22	6.375%	5,000	5,000

TRI Pointe Homes, Inc. Senior Unsecured(b)
06/15/19	4.375%	11,000	11,028

Total			16,028

Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	46,000	49,565

DuPont Fabros Technology LP
09/15/21	5.875%	15,000	15,675

Total			65,240

Packaging —%
Beverage Packaging Holdings (Luxembourg) II SA(b)
12/15/16	5.625%	8,000	8,200
06/15/17	6.000%	5,000	5,125

Plastipak Holdings, Inc. Senior Unsecured(b)
10/01/21	6.500%	42,000	44,310

Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	38,000	42,085
Senior Secured
04/15/19	7.125%	62,000	64,790

Reynolds Group Issuer, Inc./LLC(c)
02/15/21	8.250%	4,000	4,350

Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(b)
05/01/22	6.375%	40,000	40,500

Total			209,360

Paper —%
Rayonier Advanced Materials, Inc.(b)
06/01/24	5.500%	9,000	9,158

Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	600,000	580,221

Amgen, Inc. Senior Unsecured
11/15/21	3.875%	845,000	891,733

Capsugel SA Senior Unsecured PIK(b)
05/15/19	7.000%	4,000	4,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	35

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd. Senior Unsecured(b)
04/01/22	5.250%	34,000	35,275

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	26,000	28,405

Novartis Capital Corp.
05/06/24	3.400%	750,000	759,641

Valeant Pharmaceuticals International, Inc.(b)
10/15/20	6.375%	84,000	89,250
07/15/21	7.500%	30,000	33,225
12/01/21	5.625%	12,000	12,330

Total			2,434,210

Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	565,000	646,687

Alliant Holdings, Inc. Senior Unsecured(b)
12/15/20	7.875%	20,000	21,125

CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	525,000	647,602

HUB International Ltd. Senior Unsecured(b)
10/01/21	7.875%	68,000	72,845

Hartford Financial Services Group, Inc. (The) Senior Unsecured
03/30/20	5.500%	600,000	686,593

Liberty Mutual Group, Inc.(b)
06/01/21	5.000%	795,000	874,482

Loews Corp. Senior Unsecured
05/15/23	2.625%	1,125,000	1,062,021

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	375,000	520,109

Total			4,531,464

Railroads 0.1%
CSX Corp. Senior Unsecured
10/30/20	3.700%	650,000	691,466

Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	630,000	690,066

Florida East Coast Holdings Corp.(b)
05/01/20	9.750%	30,000	31,688
Senior Secured
05/01/19	6.750%	33,000	34,856

Total			1,448,076

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	570,000	703,916

Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	640,000	672,980

Retail REIT 0.1%
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	665,000	720,954

Simon Property Group LP Senior Unsecured
02/01/40	6.750%	495,000	676,312

Total			1,397,266

Retailers 0.2%
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	12,000	13,095

Group 1 Automotive, Inc.(b)
06/01/22	5.000%	12,000	12,000

Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	422,365

Michaels Stores, Inc.(b)
12/15/20	5.875%	9,000	9,202

Rite Aid Corp.
03/15/20	9.250%	15,000	17,100
Senior Unsecured
02/15/27	7.700%	18,000	20,115

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	15,000	15,975

Springs Industries, Inc. Senior Secured
06/01/21	6.250%	36,000	36,720

Target Corp. Senior Unsecured
07/01/24	3.500%	950,000	960,719

Total			1,507,291

Technology 0.4%
Alliance Data Systems Corp.(b)
12/01/17	5.250%	39,000	40,755
04/01/20	6.375%	23,000	24,150

Apple, Inc. Senior Unsecured
05/03/23	2.400%	785,000	741,581

Audatex North America, Inc.(b)
06/15/21	6.000%	26,000	27,755

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc. Senior Unsecured
03/04/21	2.900%	730,000	741,205

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	40,000	41,000
04/01/23	5.375%	14,000	14,315

First Data Corp.
01/15/21	12.625%	52,000	64,025
08/15/21	11.750%	14,000	16,608

First Data Corp.(b) Secured
01/15/21	8.250%	51,000	55,845
Senior Secured
08/15/20	8.875%	12,000	13,275
11/01/20	6.750%	42,000	45,570

Goodman Networks, Inc. Senior Secured(b)
07/01/18	12.375%	22,000	24,145

Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	670,000	716,880

Iron Mountain, Inc.
08/15/23	6.000%	18,000	19,462

NCR Corp.(b)
12/15/21	5.875%	18,000	19,080
12/15/23	6.375%	7,000	7,595

NXP BV/Funding LLC(b)
02/15/21	5.750%	26,000	27,332

Nuance Communications, Inc.(b)
08/15/20	5.375%	33,000	34,155

Oracle Corp. Senior Unsecured
04/15/38	6.500%	555,000	715,565

VeriSign, Inc.
05/01/23	4.625%	33,000	32,601

Total			3,422,899

Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	16,000	18,120

ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	630,000	825,520

Hertz Corp. (The)
10/15/18	7.500%	32,000	33,520
01/15/21	7.375%	22,000	23,870

Total			901,030

Wireless 0.1%
Altice SA Senior Secured(b)
05/15/22	7.750%	19,000	20,282

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%	41,000	42,384
01/15/23	5.250%	28,000	29,190

Rogers Communications, Inc.
10/01/23	4.100%	550,000	573,373

SBA Telecommunications, Inc.
07/15/20	5.750%	52,000	55,120

Sprint Communications, Inc. Senior Unsecured
08/15/17	8.375%	7,000	8,173
11/15/21	11.500%	50,000	67,500

Sprint Communications, Inc.(b)
11/15/18	9.000%	68,000	82,450
03/01/20	7.000%	54,000	62,100

Sprint Corp.(b)
09/15/21	7.250%	51,000	56,227
06/15/24	7.125%	9,000	9,540

T-Mobile USA, Inc.
04/28/21	6.633%	45,000	48,712
01/15/22	6.125%	9,000	9,551
04/28/22	6.731%	6,000	6,473
04/01/23	6.625%	38,000	41,230
04/28/23	6.836%	10,000	10,888
01/15/24	6.500%	9,000	9,619

Wind Acquisition Finance SA(b)
04/23/21	7.375%	42,000	44,835
Senior Secured
04/30/20	6.500%	51,000	55,271

Wind Acquisition Finance SA(b)(d) Senior Secured
07/15/20	4.750%	28,000	28,210

Total			1,261,128

Wirelines 0.5%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,050,000	1,301,387

CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	27,000	28,485

Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	432,666

Frontier Communications Corp. Senior Unsecured
07/01/21	9.250%	10,000	11,975
04/15/24	7.625%	67,000	72,109

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	18,000	19,980

Level 3 Financing, Inc.
04/01/19	9.375%	52,000	57,070
07/01/19	8.125%	21,000	22,916
06/01/20	7.000%	6,000	6,547

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	37

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(b)
01/15/21	6.125%	20,000	21,425

Level 3 Financing, Inc.(b)(c)
01/15/18	3.823%	8,000	8,140

Orange SA
07/08/19	5.375%	500,000	569,664

PAETEC Holding Corp.
12/01/18	9.875%	54,000	58,185

Telecom Italia SpA Senior Unsecured(b)
05/30/24	5.303%	44,000	44,081

Telefonica Emisiones SAU
06/20/36	7.045%	425,000	542,084

Verizon New York, Inc.
04/01/32	7.375%	920,000	1,140,177

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	13,000	15,047
Senior Secured
01/01/20	8.125%	33,000	35,970

Total			4,387,908

Total Corporate Bonds & Notes
(Cost: $90,626,151)			95,002,778

Residential Mortgage-Backed Securities — Agency 8.9%
Federal Home Loan Mortgage Corp.(d)(g)
07/14/44	4.000%	10,570,000	11,197,594

Federal Home Loan Mortgage Corp.(g)
08/01/18 - 05/01/41	5.000%	4,399,789	4,841,265
04/01/32	7.000%	126,326	148,517
12/01/23 - 06/01/37	6.000%	1,964,321	2,211,047
02/01/17 - 07/01/32	6.500%	947,156	1,065,418
05/01/18 - 02/01/38	5.500%	1,741,309	1,935,505
05/01/39 - 08/01/41	4.500%	6,899,727	7,472,879
10/01/26 - 09/01/43	3.500%	18,704,161	19,280,488
07/01/43 - 08/01/43	3.000%	6,045,212	5,970,383

Federal National Mortgage Association(c)(g)
08/01/34	5.361%	106,286	112,424

Federal National Mortgage Association(d)(g)
07/17/29	3.000%	5,635,000	5,853,356
07/14/44	3.500%	3,945,000	4,060,884
07/14/44	4.000%	1,815,000	1,926,169

Federal National Mortgage Association(g)
11/01/16 - 12/01/28	6.000%	265,993	296,906
11/01/18 - 12/01/32	7.000%	1,287,420	1,423,406
08/01/23 - 03/01/38	5.500%	1,146,060	1,289,594
11/01/26 - 09/01/40	4.000%	6,999,661	7,465,988
08/01/43	3.000%	1,307,836	1,293,513
06/01/17 - 09/01/32	6.500%	480,967	538,512
07/01/23	5.000%	350,836	391,385
04/01/26 - 10/01/26	3.500%	3,558,472	3,775,833

Federal National Mortgage Association(g)(h)
10/01/40	4.500%	1,380,191	1,496,081

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
10/15/33	5.500%	576,123	655,266
09/15/33	5.000%	556,842	617,927

Total Residential Mortgage-Backed Securities — Agency
(Cost: $82,993,451)			85,320,340

Residential Mortgage-Backed Securities — Non-Agency 0.5%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1(b)(c)(g)
05/26/36	2.658%	844,534	856,990

Springleaf Mortgage Loan Trust(b)(c)(g) CMO Series 2012-1A Class A
09/25/57	2.667%	406,769	414,277
CMO Series 2012-2A Class A
10/25/57	2.220%	252,573	254,327
CMO Series 2012-3A Class A
12/25/59	1.570%	1,020,287	1,022,977
CMO Series 2013-1A Class A
06/25/58	1.270%	786,149	784,622
CMO Series 2013-2A Class A
12/25/65	1.780%	669,968	668,827
CMO Series 2013-3A Class A
09/25/57	1.870%	1,291,016	1,291,038

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $5,279,220)			5,293,058

Commercial Mortgage-Backed Securities — Agency 3.9%
Government National Mortgag.e Association(c)(g)
Series 2010-52 Class AE
06/16/36	4.115%	233,340	236,580
Series 2013-50 Class AH
06/16/39	2.100%	1,200,379	1,202,707

Government National Mortgage Association(g)
Series 2011-109 Class A
07/16/32	2.450%	852,182	857,633
Series 2011-149 Class A
10/16/46	3.000%	516,814	529,986
Series 2011-161 Class A
01/16/34	1.738%	1,791,456	1,796,942
Series 2011-64 Class AD
11/16/38	2.700%	125,397	126,201
Series 2011-78 Class A
08/16/34	2.250%	1,581,928	1,591,725
Series 2012-111 Class AC
04/16/47	2.211%	832,346	839,895
Series 2012-25 Class A
11/16/42	2.575%	2,577,337	2,601,213
Series 2012-79 Class A
04/16/39	1.800%	775,672	769,922
Series 2013-105 Class A
02/16/37	1.705%	2,064,166	2,059,639
Series 2013-12 Class A
10/16/42	1.410%	1,421,455	1,404,170

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-138 Class A
08/16/35	2.150%	1,098,292	1,102,001
Series 2013-146 Class AH
08/16/40	2.000%	1,442,071	1,438,620
Series 2013-17 Class AH
10/16/43	1.558%	1,082,333	1,070,849
Series 2013-194 Class AB
05/16/38	2.250%	859,057	866,138
Series 2013-2 Class AB
12/16/42	1.600%	1,073,694	1,060,268
Series 2013-30 Class A
05/16/42	1.500%	1,868,537	1,841,839
Series 2013-32 Class AB
01/16/42	1.900%	725,656	723,660
Series 2013-33 Class A
07/16/38	1.061%	2,714,110	2,632,141
Series 2013-40 Class A
10/16/41	1.511%	1,183,468	1,171,666
Series 2013-45 Class A
10/16/40	1.450%	2,876,564	2,843,774
Series 2013-57 Class A
06/16/37	1.350%	2,740,175	2,708,126
Series 2013-61 Class A
01/16/43	1.450%	1,348,011	1,328,038
Series 2013-73 Class AE
01/16/39	1.350%	548,219	537,205
Series 2013-78 Class AB
07/16/39	1.624%	1,335,264	1,320,098
Series 2014-24 Class AB
07/16/38	2.100%	1,722,637	1,779,632
Series 2014-67 Class AE
05/16/39	2.150%	598,832	602,960

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $37,551,926)			37,043,628

Commercial Mortgage-Backed Securities — Non-Agency 1.8%
Americold 2010 LLC Trust Series 2010-ARTA Class A1(b)(g)
01/14/29	3.847%	462,990	494,487

Banc of America Commercial Mortgage Trust Series 2006-4 Class A4(g)
07/10/46	5.634%	1,865,331	2,002,252

Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(g)
10/15/49	5.431%	775,000	840,625

DBRR Trust(b)(g)
Series 2012-EZ1 Class A
09/25/45	1.393%	350,000	349,627
09/25/45	2.062%	1,545,000	1,546,339

DBUBS Mortgage Trust Series 2011-LC1A Class A3(b)(g)
11/10/46	5.002%	225,000	254,694

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust Series 2006-GG8 Class A4(g)
11/10/39	5.560%	500,000	542,172

General Electric Capital Assurance Co.(b)(c)(g)
Series 2003-1 Class A4
05/12/35	5.254%	151,573	156,048
Series 2003-1 Class A5
05/12/35	5.743%	400,000	456,029

JPMorgan Chase Commercial Mortgage Securities Trust(b)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	577,857
Series 2010-C1 Class A1
06/15/43	3.853%	377,889	385,935
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	762,478
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	724,869

JPMorgan Chase Commercial Mortgage Securities Trust(c)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	162,651	165,537
Series 2005-LDP4 Class A4
10/15/42	4.918%	795,500	825,718
Series 2006-LDP6 Class ASB
04/15/43	5.490%	73,420	74,632

JPMorgan Chase Commercial Mortgage Securities Trust(g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	107,269	108,060

LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3(c)(g)
09/15/45	5.866%	640,720	722,429

Morgan Stanley Capital I Trust Series 2011-C1 Class A4(b)(c)(g)
09/15/47	5.033%	450,000	506,707

Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A(b)(c)(g)
08/12/45	5.997%	1,154,434	1,274,992

Motel 6 Trust Series 2012-MTL6 Class A1(b)(g)
10/05/25	1.500%	273,015	273,173

Wachovia Bank Commercial Mortgage Trust(c)(g)
Series 2005-C21 Class A4
10/15/44	5.414%	835,964	872,683
Series 2006-C24 Class A1A
03/15/45	5.557%	2,017,460	2,152,164

Wachovia Bank Commercial Mortgage Trust(g)
Series 2006-C24 Class A3
03/15/45	5.558%	1,100,000	1,168,103

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $16,942,486)			17,237,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	39

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust Series 2012-3 Class A(b)
11/15/16	1.640%	65,423	65,653

CarFinance Capital Auto Trust(b) Series 2013-2A Class A
11/15/17	1.750%	322,085	323,310
Series 2014-1A Class A
12/17/18	1.460%	548,346	547,260

Chesapeake Funding LLC Series 2012-1A Class A(b)(c)
11/07/23	0.901%	798,824	801,493

Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust CMO Series 2009-RS2 Class 4A1(b)(c)
04/26/37	0.280%	53,392	53,236

Diamond Resorts Owner Trust Series 2013-2 Class A(b)
05/20/26	2.270%	603,198	605,213

First Investors Auto Owner Trust Series 2013-3A Class A2(b)
09/15/17	0.890%	460,341	460,799

GTP Towers Issuer LLC(b)
02/15/15	4.436%	300,000	304,874

Hertz Fleet Lease Funding LP Series 2013-3 Class A(b)(c)
12/10/27	0.704%	500,000	501,298

Hilton Grand Vacations Trust(b) Series 2013-A Class A
01/25/26	2.280%	992,347	1,003,814
Series 2014-AA Class A
11/25/26	1.770%	1,275,000	1,274,854

Nations Equipment Finance Funding I LLC Series 2013-1A Class A(b)
11/20/16	1.697%	430,874	430,874

PFS Tax Lien Trust Series 2014-1 Class NOTE(b)
05/15/29	1.440%	415,799	417,750

SBA Tower Trust(b)
04/15/40	4.254%	1,000,000	1,021,309

SLM Private Education Loan Trust Series 2012-A Class A2(b)
01/17/45	3.830%	400,000	418,741

Sierra Timeshare Receivables Funding Co. LLC(b) Series 2010-2A Class A
11/20/25	3.840%	65,821	65,925
Series 2010-3A Class A
11/20/25	3.510%	68,803	69,811

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	831,920	832,457

Wheels SPV LLC Series 2012-1 Class A2(b)
03/20/21	1.190%	165,030	165,401

Total Asset-Backed Securities — Non-Agency
(Cost: $9,294,528)			9,364,072

Inflation-Indexed Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	5,595,748	5,742,637

Total Inflation-Indexed Bonds
(Cost: $5,700,946)			5,742,637

U.S. Treasury Obligations 3.5%

U.S. Treasury
07/31/18	1.375%	2,695,000	2,698,369
11/15/23	2.750%	5,105,000	5,231,827
03/31/15	2.500%	9,000,000	9,162,072
08/15/40	3.875%	14,535,000	16,124,766

Total U.S. Treasury Obligations
(Cost: $32,770,540)			33,217,034

Foreign Government Obligations(i) 0.6%
Canada 0.5%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	1,290,000	1,429,475

Province of Ontario Senior Unsecured
02/14/18	1.200%	1,475,000	1,464,943

Province of Quebec Senior Unsecured
05/14/18	4.625%	1,275,000	1,426,860

Total			4,321,278

Mexico 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,122,500

Total Foreign Government Obligations
(Cost: $5,292,220)			5,443,778

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	1,200,000	1,311,156

Total Municipal Bonds
(Cost: $1,291,278)			1,311,156

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(c)(j)
02/28/19	6.500%	33,924	34,209

Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(c)(j)
02/01/20	4.000%	22,770	22,757

Diversified Manufacturing —%
Gardner Denver, Inc. Term Loan(c)(j)
07/30/20	4.250%	14,943	14,931

Gates Global, Inc. Term Loan(c)(j)
06/04/21	4.250%	32,000	31,885

Total			46,816

Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(j)
03/20/20	8.500%	22,000	22,000

CHS/Community Health Systems, Inc. Tranche D Term Loan(c)(j)
01/27/21	4.250%	10,945	11,003

U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan(c)(j)
07/03/19	4.250%	68,919	69,113

United Surgical Partners International, Inc. Tranche B Term Loan(c)(j)
04/03/19	4.750%	15,733	15,812

Total			117,928

Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(c)(j)
12/28/20	6.250%	11,000	11,165

Playa Resorts Holdings Term Loan(c)(j)
08/09/19	4.000%	15,880	15,920

Total			27,085

Metals —%
Arch Coal, Inc. Term Loan(c)(j)
05/16/18	6.250%	34,735	34,105

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Industry —%
Interline Brands, Inc. 1st Lien Term Loan(c)(j)
03/17/21	4.000%	10,973	10,936

Property & Casualty —%
Asurion LLC/Corp. 2nd Lien Term Loan(c)(j)
03/03/21	8.500%	50,000	51,825

Asurion LLC Tranche B-1 Term Loan(c)(j)
05/24/19	5.000%	59,260	59,593

Total			111,418

Retailers —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(c)(j)
08/21/20	5.750%	34,000	34,712

Technology —%
Applied Systems, Inc.(c)(j)
1st Lien Term Loan
01/25/21	4.250%	2,985	2,992
2nd Lien Term Loan
01/24/22	7.500%	4,000	4,072

Avago Technologies Ltd. Term Loan(c)(j)
05/06/21	3.750%	33,000	33,091

Blue Coat Systems, Inc. 2nd Lien Term Loan(c)(j)
06/26/20	9.500%	51,000	51,638

Total			91,793

Total Senior Loans (Cost: $525,271)			531,759

Money Market Funds 6.4%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(k)(l)		61,443,453	61,443,453

Total Money Market Funds (Cost: $61,443,453)			61,443,453

Total Investments (Cost: $848,848,677)			976,986,035

Other Assets & Liabilities, Net			(19,890,352)

Net Assets			957,095,683

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	41

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $230,895 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(55)	USD	(12,077,656)	09/2014	—	(975)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $34,207,161 or 3.57% of net assets.

(c)	Variable rate security.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $273,864, which represents 0.03% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08/12/1996	269,187

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $273,864, which represents 0.03% of net assets.

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(i)	Principal and interest may not be guaranteed by the government.

(j)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	64,251,525	155,653,476	(158,461,548)	61,443,453	26,206	61,443,453

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	43

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	74,980,540	—	—	74,980,540

Consumer Staples	63,503,555	—	—	63,503,555

Energy	65,437,023	—	—	65,437,023

Financials	99,876,250	—	—	99,876,250

Health Care	96,854,095	—	—	96,854,095

Industrials	78,758,540	—	—	78,758,540

Information Technology	115,756,494	—	—	115,756,494

Materials	7,597,902	—	—	7,597,902

Telecommunication Services	17,270,333	—	—	17,270,333

Total Equity Securities	620,034,732	—	—	620,034,732

Bonds

Corporate Bonds & Notes

Leisure	—	134,137	273,864	408,001

All Other Industries	—	94,594,777	—	94,594,777

Residential Mortgage-Backed Securities — Agency	—	85,320,340	—	85,320,340

Residential Mortgage-Backed Securities — Non-Agency	—	5,293,058	—	5,293,058

Commercial Mortgage-Backed Securities — Agency	—	37,043,628	—	37,043,628

Commercial Mortgage-Backed Securities — Non-Agency	—	15,341,644	1,895,966	17,237,610

Asset-Backed Securities — Non-Agency	—	8,933,198	430,874	9,364,072

Inflation-Indexed Bonds	—	5,742,637	—	5,742,637

U.S. Treasury Obligations	33,217,034	—	—	33,217,034

Foreign Government Obligations	—	5,443,778	—	5,443,778

Municipal Bonds	—	1,311,156	—	1,311,156

Total Bonds	33,217,034	259,158,353	2,600,704	294,976,091

Other

Senior Loans

Lodging	—	—	27,085	27,085

All Other Industries	—	504,674	—	504,674

Total Other	—	504,674	27,085	531,759

Mutual Funds

Money Market Funds	61,443,453	—	—	61,443,453

Total Mutual Funds	61,443,453	—	—	61,443,453

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Balanced Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments in Securities	714,695,219	259,663,027	2,627,789	976,986,035

Derivatives

Liabilities

Futures Contracts	(975)	—	—	(975)

Total	714,694,244	259,663,027	2,627,789	976,985,060

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
22,000	16,100	16,100	22,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	45

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 40.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	36,000	34,020

Bombardier, Inc.(a) Senior Unsecured
04/15/19	4.750%	205,000	208,588
03/15/20	7.750%	174,000	196,646
10/15/22	6.000%	235,000	240,875

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	277,000	292,927

L-3 Communications Corp.
05/28/24	3.950%	5,640,000	5,678,504

TransDigm, Inc.
10/15/20	5.500%	19,000	19,312
07/15/21	7.500%	54,000	59,805

TransDigm, Inc.(a)
07/15/22	6.000%	55,000	56,513
07/15/24	6.500%	410,000	426,912

Total			7,214,102

Automotive 1.9%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	165,900
03/15/21	6.250%	239,000	256,925

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	383,000	416,034

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	183,000	197,183

Ford Motor Co. Senior Unsecured
02/01/29	6.375%	4,355,000	5,181,610
07/16/31	7.450%	4,586,000	6,131,156
11/01/46	7.400%	2,780,000	3,787,466

Ford Motor Credit Co. LLC Senior Unsecured
06/15/16	3.984%	10,027,000	10,595,250
01/17/17	1.500%	7,283,000	7,322,590

General Motors Co.(a) Senior Unsecured
10/02/18	3.500%	20,332,000	20,738,640
10/02/23	4.875%	275,000	289,438

Jaguar Land Rover Automotive PLC(a)
02/01/23	5.625%	106,000	112,625

Schaeffler Finance BV Senior Secured(a)
05/15/21	4.250%	224,000	224,000

Total			55,418,817

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 9.3%
Ally Financial, Inc.
02/15/17	5.500%	222,000	240,592
03/15/20	8.000%	873,000	1,060,695

BNP Paribas SA(a)(b)
06/29/49	5.186%	8,856,000	9,022,050

Bank of America Corp. Senior Unsecured
01/11/23	3.300%	7,832,000	7,719,658

Bank of Montreal Senior Unsecured
01/25/19	2.375%	11,267,000	11,450,517

Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	1,680,000	1,935,834

Bank of New York Mellon Corp. (The)(b)
12/29/49	4.500%	10,240,000	9,536,000

Barclays Bank PLC(b)
12/15/49	6.278%	5,900,000	6,239,250
12/31/49	6.625%	10,343,000	10,317,142
Subordinated Notes
04/10/23	7.750%	3,173,000	3,531,549

Citigroup, Inc. Subordinated Notes
09/13/25	5.500%	5,434,000	6,061,459
08/25/36	6.125%	3,465,000	3,968,115

Citigroup, Inc.(b)
04/29/49	5.350%	1,072,000	1,028,450

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)(b)
12/31/49	11.000%	3,670,000	4,927,672

Credit Agricole SA(a)(b)
12/31/49	8.375%	2,023,000	2,389,669

Discover Financial Services Senior Unsecured
04/27/22	5.200%	3,005,000	3,335,075
11/21/22	3.850%	3,204,000	3,262,101

Fifth Third Bancorp(b)
12/31/49	5.100%	11,928,000	11,421,060

HBOS PLC Subordinated Notes(a)
05/21/18	6.750%	23,435,000	26,997,800

HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	4,755,000	5,267,556

JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%	4,410,000	4,378,579

JPMorgan Chase & Co.(b)
12/29/49	5.150%	13,004,000	12,467,585

JPMorgan Chase Capital XXI(b)
02/02/37	1.173%	17,033,000	14,216,593

JPMorgan Chase Capital XXIII(b)
05/15/47	1.224%	8,680,000	6,922,300

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(a)(b)
11/29/49	6.267%	1,568,000	1,615,040
12/31/49	6.413%	4,591,000	5,073,055
12/31/49	6.657%	10,132,000	11,347,840

M&T Bank Corp.
12/31/49	6.875%	11,159,000	11,289,393

Mellon Capital IV(b)
06/29/49	4.000%	535,000	465,450

Natixis(a)(b)
12/31/49	10.000%	4,305,000	5,112,187

PNC Financial Services Group, Inc. (The)(b)
05/29/49	4.447%	7,617,000	7,617,000

Rabobank Capital Funding Trust III(a)(b)
12/31/49	5.254%	4,195,000	4,404,750

Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	195,000	198,003

Royal Bank of Scotland PLC (The) Subordinated Notes(b)
03/16/22	9.500%	5,140,000	6,026,650

Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	14,664,000	15,539,543

State Street Capital Trust IV(b)
06/01/67	1.231%	4,875,000	4,143,750

State Street Corp.
03/15/18	4.956%	16,560,000	18,167,893

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	572,000	654,940

U.S. Bancorp Subordinated Notes
07/15/22	2.950%	3,993,000	3,932,215

UBS Preferred Funding Trust V(b)
05/29/49	6.243%	2,525,000	2,692,281

Wachovia Capital Trust III(b)
03/29/49	5.570%	4,477,000	4,342,690

Wells Fargo Capital X
12/15/36	5.950%	5,318,000	5,424,360

Total			275,744,341

Brokerage/Asset Managers/Exchanges 0.2%
Bank of America Corp. Subordinated Notes
05/02/17	5.700%	4,090,000	4,538,751

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	339,000	366,967

Nuveen Investments, Inc. Senior Unsecured(a)
10/15/20	9.500%	417,000	494,145

Total			5,399,863

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Allegion US Holding Co., Inc.(a)
10/01/21	5.750%	212,000	223,130

American Builders & Contractors Supply Co., Inc. Senior Unsecured(a)
04/15/21	5.625%	276,000	285,660

Gibraltar Industries, Inc.
02/01/21	6.250%	103,000	107,120

HD Supply, Inc.
07/15/20	7.500%	362,000	395,485
Secured
04/15/20	11.000%	190,000	223,962

Nortek, Inc.
12/01/18	10.000%	55,000	59,263
04/15/21	8.500%	303,000	334,815

USG Corp.(a)
11/01/21	5.875%	81,000	86,062

Total			1,715,497

Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	150,000	153,750
04/30/21	6.500%	172,000	183,180
01/31/22	6.625%	254,000	273,050
09/30/22	5.250%	7,000	7,105

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	609,000	702,634

CSC Holdings LLC(a) Senior Unsecured
06/01/24	5.250%	332,000	326,605

Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	167,000	170,131

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
09/15/20	6.375%	356,000	378,250

Cogeco Cable, Inc.(a)
05/01/20	4.875%	87,000	88,088

DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	2,315,000	2,584,283

DISH DBS Corp.
06/01/21	6.750%	665,000	758,100

Mediacom Broadband LLC/Corp.(a)
04/15/21	5.500%	38,000	38,475

NBCUniversal Enterprise, Inc.(a)
04/15/19	1.974%	5,045,000	4,996,835

Numericable Group SA(a) Senior Secured
05/15/19	4.875%	181,000	185,751
05/15/22	6.000%	455,000	473,200

Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	349,000	358,598

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	47

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable, Inc.
05/01/37	6.550%	3,785,000	4,709,641
09/01/41	5.500%	4,365,000	4,883,069

Videotron Ltd.
07/15/22	5.000%	203,000	208,583

Videotron Ltd.(a)
06/15/24	5.375%	112,000	114,800

Total			21,594,128

Chemicals 0.5%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	297,000	324,175

Celanese U.S. Holdings LLC
06/15/21	5.875%	273,000	300,983

Huntsman International LLC
11/15/20	4.875%	149,000	154,215

INEOS Group Holdings SA(a)
02/15/19	5.875%	269,000	275,725

JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	399,000	454,361

LYB International Finance BV
03/15/44	4.875%	3,730,000	3,888,879

LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	6,650,000	7,501,040

NOVA Chemicals Corp. Senior Unsecured(a)
08/01/23	5.250%	171,000	186,818

PQ Corp. Secured(a)
05/01/18	8.750%	762,000	826,770

Total			13,912,966

Construction Machinery 0.2%
Ashtead Capital, Inc. Secured(a)
07/15/22	6.500%	128,000	139,200

CNH Industrial Capital LLC(a)
07/15/19	3.375%	212,000	210,410

Case New Holland Industrial, Inc.
12/01/17	7.875%	690,000	803,850

Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	3,360,000	3,277,845

Columbus McKinnon Corp.
02/01/19	7.875%	274,000	292,495

United Rentals North America, Inc.
04/15/22	7.625%	288,000	323,280
06/15/23	6.125%	215,000	230,588
11/15/24	5.750%	191,000	198,401

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Secured
07/15/18	5.750%	263,000	278,122

Total			5,754,191

Consumer Cyclical Services 0.3%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	203,000	184,730

APX Group, Inc.
12/01/20	8.750%	205,000	208,075
Senior Secured
12/01/19	6.375%	467,000	484,513

APX Group, Inc.(a)
Senior Unsecured
12/01/20	8.750%	114,000	116,280

Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	6,335,000	5,991,915

Carlson Travel Holdings, Inc. Senior Unsecured PIK(a)(c)
08/15/19	7.500%	121,000	123,420

Monitronics International, Inc.
04/01/20	9.125%	290,000	309,575

Total			7,418,508

Consumer Products —%
Serta Simmons Holdings LLC Senior Unsecured(a)
10/01/20	8.125%	259,000	280,368

Spectrum Brands, Inc.
03/15/20	6.750%	403,000	432,217
11/15/20	6.375%	247,000	265,525

Tempur Sealy International, Inc.
12/15/20	6.875%	97,000	106,215

Total			1,084,325

Diversified Manufacturing 0.6%
Amsted Industries, Inc.(a)
03/15/22	5.000%	222,000	222,000

Entegris, Inc.(a)
04/01/22	6.000%	230,000	236,900

Gardner Denver, Inc. Senior Unsecured(a)
08/15/21	6.875%	465,000	488,250

Gates Global LLC/Co. Senior Unsecured(a)
07/15/22	6.000%	146,000	146,000

General Electric Co. Senior Unsecured
10/09/42	4.125%	13,320,000	13,155,498
03/11/44	4.500%	3,055,000	3,183,124

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Sundstrand Corp. Senior Unsecured(a)
12/15/20	7.750%	491,000	525,370

Total			17,957,142

Electric 3.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	150,000	175,500

Alabama Power Co. Senior Unsecured
03/15/41	5.500%	8,094,000	9,773,327
01/15/42	4.100%	2,033,000	2,026,409

Calpine Corp. Senior Secured(a)
01/15/22	6.000%	277,000	298,814

Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	2,485,000	3,098,971

Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	6,614,000	6,439,099

Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	21,000	22,171

Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	2,850,000	2,973,847

FirstEnergy Transmission LLC Senior Unsecured(a)
01/15/25	4.350%	7,535,000	7,612,769

Georgia Power Co. Senior Unsecured
09/01/40	4.750%	1,170,000	1,259,895

MidAmerican Energy Co. 1st Mortgage
10/15/24	3.500%	3,695,000	3,774,709
10/15/44	4.400%	5,135,000	5,256,540

NRG Energy, Inc.(a)
07/15/22	6.250%	588,000	621,810

Nevada Power Co.
05/15/18	6.500%	4,500,000	5,279,688

Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	4,309,000	4,818,888

Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	3,825,000	4,439,769

PPL Capital Funding, Inc.
06/01/18	1.900%	3,680,000	3,677,262
06/15/22	4.200%	2,130,000	2,277,513
06/01/23	3.400%	8,781,000	8,793,557

Pacific Gas & Electric Co. Senior Unsecured
06/15/23	3.250%	5,471,000	5,464,189
01/15/40	5.400%	1,819,000	2,075,099

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	8,253,003

Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	3,460,000	3,663,579

Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,015,000	2,434,531

TransAlta Corp. Senior Unsecured
06/03/17	1.900%	8,270,000	8,302,360

Total			102,813,299

Finance Companies 1.3%
AerCap Ireland Capital Ltd./Global Aviation Trust(a)
05/15/21	4.500%	243,000	247,253

Air Lease Corp. Senior Unsecured
03/01/20	4.750%	509,000	549,720

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	145,000	150,075

CIT Group, Inc. Senior Unsecured
08/15/17	4.250%	243,000	253,479

CIT Group, Inc.(a) Senior Unsecured
02/15/19	5.500%	771,000	836,535

GE Capital Trust I(b)
11/15/67	6.375%	6,769,000	7,530,512

General Electric Capital Corp. Senior Unsecured
09/07/22	3.150%	7,826,000	7,861,741
01/14/38	5.875%	1,050,000	1,273,865

HSBC Finance Capital Trust IX(b)
11/30/35	5.911%	6,440,000	6,713,700

HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	9,680,000	11,576,322

International Lease Finance Corp. Senior Unsecured
04/15/18	3.875%	28,000	28,700
12/15/20	8.250%	873,000	1,078,155

Provident Funding Associates LP/Finance Corp. Senior Unsecured(a)
02/15/19	10.125%	65,000	70,525

Provident Funding Associates LP/PFG Finance Corp.(a)
06/15/21	6.750%	405,000	410,063

Springleaf Finance Corp.
06/01/20	6.000%	197,000	203,895
10/01/21	7.750%	202,000	227,250
10/01/23	8.250%	148,000	168,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	49

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	256,000	256,000

Total			39,436,510

Food and Beverage 0.7%
Aramark Services, Inc.
03/15/20	5.750%	250,000	264,375

Campbell Soup Co. Senior Unsecured
08/02/22	2.500%	3,881,000	3,651,470
08/02/42	3.800%	4,806,000	4,135,428

Coca-Cola Co. (The) Senior Unsecured
11/01/23	3.200%	3,780,000	3,820,718

ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	3,135,000	3,021,720

Darling Ingredients, Inc.(a)
01/15/22	5.375%	328,000	340,300

Diamond Foods, Inc.(a)
03/15/19	7.000%	70,000	73,325

Heineken NV Senior Unsecured(a)
10/01/42	4.000%	1,260,000	1,163,607

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	138,000	141,105

Post Holdings, Inc.(a)
12/15/22	6.000%	177,000	180,540

Wm. Wrigley Jr., Co.(a) Senior Unsecured
10/21/16	1.400%	2,370,000	2,386,415
10/21/18	2.400%	1,540,000	1,564,192

Total			20,743,195

Gaming 0.1%
GLP Capital LP/Financing II Inc.(a)
11/01/23	5.375%	265,000	274,938

MGM Resorts International
03/01/18	11.375%	412,000	535,600
10/01/20	6.750%	51,000	56,929

Penn National Gaming, Inc. Senior Unsecured(a)
11/01/21	5.875%	154,000	145,915

Pinnacle Entertainment, Inc.
08/01/21	6.375%	481,000	507,455

Seminole Tribe of Florida, Inc. Senior Secured(a)
10/01/20	6.535%	546,000	608,790

Seneca Gaming Corp.(a)
12/01/18	8.250%	297,000	315,562

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	177,000	100,890

Wynn Macau Ltd. Senior Unsecured(a)
10/15/21	5.250%	402,000	413,055

Total			2,959,134

Health Care 0.6%
Acadia Healthcare Co., Inc.(a)(c)
07/01/22	5.125%	72,000	72,180

Biomet, Inc.
08/01/20	6.500%	72,000	77,580

CHS/Community Health Systems, Inc.
11/15/19	8.000%	294,000	321,930
Senior Secured
08/15/18	5.125%	318,000	333,503

CHS/Community Health Systems, Inc.(a)
02/01/22	6.875%	420,000	445,200
Senior Secured
08/01/21	5.125%	77,000	78,925

Catamaran Corp.
03/15/21	4.750%	77,000	77,770

ConvaTec Finance International SA Senior Unsecured PIK(a)
01/15/19	8.250%	181,000	185,073

ConvaTec Healthcare E SA Senior Unsecured(a)
12/15/18	10.500%	357,000	386,452

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	326,000	348,412
07/15/24	5.125%	559,000	562,494

Emdeon, Inc.
12/31/19	11.000%	307,000	353,050

Envision Healthcare Corp.(a)
07/01/22	5.125%	168,000	169,470

Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	159,000	173,310

Fresenius Medical Care U.S. Finance, Inc.(a)
09/15/18	6.500%	223,000	251,990

HCA, Inc.
02/15/22	7.500%	647,000	746,476
Senior Secured
03/15/19	3.750%	131,000	132,146
02/15/20	6.500%	579,000	651,375

IMS Health, Inc. Senior Unsecured(a)
11/01/20	6.000%	211,000	221,550

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	185,000	209,744

LifePoint Hospitals, Inc.(a)
12/01/21	5.500%	298,000	312,900

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(a)
04/01/22	6.625%	294,000	307,965

McKesson Corp. Senior Unsecured
12/15/22	2.700%	9,460,000	9,053,769

Physio-Control International, Inc. Senior Secured(a)
01/15/19	9.875%	231,000	255,255

Teleflex, Inc.(a)
06/15/24	5.250%	23,000	23,230

Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	188,000	191,760
10/01/20	6.000%	157,000	170,345
04/01/21	4.500%	282,000	283,763
Senior Unsecured
04/01/22	8.125%	677,000	783,627

Tenet Healthcare Corp.(a)
Senior Unsecured
03/01/19	5.000%	35,000	35,481

Total			17,216,725

Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	132,000	133,980

WellPoint, Inc. Senior Unsecured
01/15/23	3.300%	3,400,000	3,395,954

Total			3,529,934

Home Construction 0.1%
Brookfield Residential Properties, Inc./U.S. Corp.(a)
07/01/22	6.125%	14,000	14,560

KB Home
05/15/19	4.750%	59,000	59,443

Meritage Homes Corp.
03/01/18	4.500%	198,000	203,445
04/15/20	7.150%	69,000	76,935
04/01/22	7.000%	165,000	181,706

Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	194,000	211,460

Standard Pacific Corp.
12/15/21	6.250%	171,000	182,543

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/20	7.750%	269,000	293,882
04/15/21	5.250%	15,000	15,225
03/01/24	5.625%	154,000	152,460

Total			1,391,659

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 2.0%
Antero Resources Corp.(a)
12/01/22	5.125%	200,000	205,500

Antero Resources Finance Corp.
11/01/21	5.375%	185,000	191,938

Athlon Holdings LP/Finance Corp.(a)
04/15/21	7.375%	447,000	487,230
05/01/22	6.000%	234,000	242,190

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	304,000	320,340

Chesapeake Energy Corp.
08/15/20	6.625%	731,000	842,477
02/15/21	6.125%	742,000	831,040
04/15/22	4.875%	2,525,000	2,613,375
03/15/23	5.750%	293,000	325,582

Cimarex Energy Co.
06/01/24	4.375%	8,148,000	8,300,775

Comstock Resources, Inc.
06/15/20	9.500%	421,000	479,940

Concho Resources, Inc.
01/15/21	7.000%	1,054,000	1,156,765
04/01/23	5.500%	10,019,000	10,770,425

Continental Resources, Inc.
04/01/21	7.125%	578,000	655,088
09/15/22	5.000%	2,680,000	2,914,500

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	95,000	107,113

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	350,000	402,500

EXCO Resources, Inc.
04/15/22	8.500%	228,000	246,240

EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,105,000	2,224,187

Halcon Resources Corp.
07/15/20	9.750%	191,000	208,429
05/15/21	8.875%	235,000	252,625

Hess Corp. Senior Unsecured
02/15/19	8.125%	1,465,000	1,845,121
10/01/29	7.875%	2,290,000	3,155,581
08/15/31	7.300%	1,795,000	2,386,531

Hilcorp Energy I LP/Finance Co. Senior Unsecured(a)(c)
12/01/24	5.000%	149,000	149,000

Kodiak Oil & Gas Corp.
12/01/19	8.125%	368,000	407,560
01/15/21	5.500%	424,000	442,020
02/01/22	5.500%	649,000	673,337

Laredo Petroleum, Inc.
02/15/19	9.500%	577,000	633,257
01/15/22	5.625%	252,000	260,505
05/01/22	7.375%	227,000	253,672

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	51

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(a)
03/31/24	7.000%	195,000	214,988

Oasis Petroleum, Inc.
11/01/21	6.500%	1,120,000	1,204,000
01/15/23	6.875%	95,000	103,550

Parsley Energy LLC/Finance Corp. Senior Unsecured(a)
02/15/22	7.500%	494,000	527,345

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	295,000	331,137

RKI Exploration & Production LLC/Finance Corp.(a)
08/01/21	8.500%	85,000	92,225

Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(a)
09/30/20	5.298%	2,161,900	2,351,066

Rice Energy, Inc.(a)
05/01/22	6.250%	217,000	222,425

Rose Rock Midstream LP/Finance Corp.(a)(c)
07/15/22	5.625%	87,000	88,088

SM Energy Co. Senior Unsecured
11/15/21	6.500%	215,000	232,738

SandRidge Energy, Inc.
10/15/22	8.125%	157,000	172,896
02/15/23	7.500%	49,000	53,165

Whiting Petroleum Corp.
10/01/18	6.500%	25,000	26,063
03/15/21	5.750%	492,000	538,740

Woodside Finance Ltd.(a)
05/10/21	4.600%	8,405,000	9,174,436

Total			59,317,705

Integrated Energy 1.0%
BP Capital Markets PLC
02/10/24	3.814%	4,220,000	4,359,902

Chevron Corp. Senior Unsecured
12/05/22	2.355%	6,780,000	6,517,370
06/24/23	3.191%	2,285,000	2,320,785

Shell International Finance BV
08/21/22	2.375%	7,680,000	7,397,176
03/25/40	5.500%	3,430,000	4,108,945

Total Capital International SA
06/19/21	2.750%	4,015,000	4,023,773
02/17/22	2.875%	1,170,000	1,167,910

Total			29,895,861

Leisure 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	43,000	49,020

Activision Blizzard, Inc.(a)
09/15/21	5.625%	702,000	756,405
09/15/23	6.125%	51,000	56,100

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	234,000	241,020

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(a)
06/01/24	5.375%	104,000	105,300

Cinemark USA, Inc.
12/15/22	5.125%	149,000	152,539

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(d)(e)
07/01/15	9.300%	507,892	507,892

Total			1,868,276

Life Insurance 1.4%
ING Capital Funding Trust III(b)
12/31/49	3.834%	2,240,000	2,240,000

MetLife Capital Trust X(a)
04/08/38	9.250%	10,474,000	14,873,080

MetLife, Inc.
08/01/39	10.750%	735,000	1,167,731

Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	385,000	440,848

Prudential Financial, Inc.(b)
06/15/38	8.875%	6,959,000	8,533,822
09/15/42	5.875%	3,530,000	3,834,463
03/15/44	5.200%	2,429,000	2,477,580

Voya Financial, Inc.
07/15/22	5.500%	3,495,000	4,002,886

Voya Financial, Inc.(b)
05/15/53	5.650%	5,115,000	5,204,512

Total			42,774,922

Lodging —%
Hilton Worldwide Finance/Corp.(a)
10/15/21	5.625%	522,000	554,625

Playa Resorts Holding BV Senior Unsecured(a)
08/15/20	8.000%	140,000	150,829

Total			705,454

Media and Entertainment 0.9%
21st Century Fox America, Inc.
12/15/35	6.400%	2,458,000	3,061,127

AMC Networks, Inc.
07/15/21	7.750%	417,000	466,519
12/15/22	4.750%	60,000	60,000

CBS Outdoor Americas Capital LLC/Corp.(a)
02/15/22	5.250%	53,000	54,458
02/15/24	5.625%	53,000	54,723

Clear Channel Communications, Inc. PIK
02/01/21	14.000%	418,000	430,540

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	633,000	677,310

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	335,000	361,381
Senior Unsecured
11/15/22	6.500%	476,000	512,890

Hughes Satellite Systems Corp.
06/15/21	7.625%	137,000	156,865
Senior Secured
06/15/19	6.500%	203,000	226,345

Intelsat Jackson Holdings SA
10/15/20	7.250%	801,000	863,077

Intelsat Luxembourg SA
06/01/21	7.750%	148,000	156,695
06/01/23	8.125%	337,000	364,381

Lamar Media Corp.(a)
01/15/24	5.375%	72,000	74,520

MDC Partners, Inc.(a)
04/01/20	6.750%	448,000	472,640

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	458,000	475,175

Nielsen Finance LLC/Co.
10/15/18	7.750%	261,000	276,007
10/01/20	4.500%	6,866,000	6,917,495

Nielsen Finance LLC/Co.(a)(c)
04/15/22	5.000%	114,000	114,855

Reed Elsevier Capital, Inc.
10/15/22	3.125%	5,621,000	5,543,610

Thomson Reuters Corp. Senior Unsecured
11/23/23	4.300%	4,445,000	4,659,800

Univision Communications, Inc.(a)
05/15/21	8.500%	226,000	250,578
Senior Secured
11/01/20	7.875%	341,000	375,952
09/15/22	6.750%	242,000	267,713
05/15/23	5.125%	211,000	223,396

Total			27,098,052

Metals 0.9%
ArcelorMittal Senior Unsecured
02/25/15	4.250%	6,246,000	6,347,497
08/05/15	4.250%	7,793,000	7,997,566
02/25/22	6.750%	317,000	354,644
10/15/39	7.500%	360,000	396,000
03/01/41	7.250%	2,090,000	2,220,625

Arch Coal, Inc. Secured(a)
01/15/19	8.000%	181,000	179,190

CONSOL Energy, Inc.
03/01/21	6.375%	18,000	19,125

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSOL Energy, Inc.(a)
04/15/22	5.875%	155,000	162,363

Calcipar SA Senior Secured(a)
05/01/18	6.875%	279,000	294,345

Constellium NV(a)
05/15/24	5.750%	76,000	79,800

FMG Resources August 2006 Proprietary Ltd.(a)
11/01/19	8.250%	393,000	427,387

Nucor Corp. Senior Unsecured
08/01/23	4.000%	7,020,000	7,273,303
08/01/43	5.200%	1,500,000	1,597,638

Peabody Energy Corp.
11/15/21	6.250%	423,000	421,414

Plains Exploration & Production Co.
02/15/23	6.875%	232,000	271,440

Total			28,042,337

Midstream 2.8%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	559,000	589,046
03/15/24	4.875%	136,000	143,650

CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	9,787,000	10,882,994

Crestwood Midstream Partners LP/Corp.(a)
03/01/22	6.125%	131,000	137,878

DCP Midstream LLC(a)(b)
05/21/43	5.850%	7,190,000	6,830,500

El Paso LLC
09/15/20	6.500%	557,000	614,267

El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	14,192,000	15,515,361

Enterprise Products Operating LLC
03/15/23	3.350%	4,870,000	4,878,513
02/01/41	5.950%	4,930,000	5,868,169
02/15/42	5.700%	2,070,000	2,413,216

Hiland Partners LP/Finance Corp.(a)
10/01/20	7.250%	854,000	930,860
05/15/22	5.500%	267,000	270,671

Kinder Morgan Energy Partners LP Senior Unsecured
03/01/21	3.500%	5,196,000	5,269,113
01/15/38	6.950%	2,290,000	2,823,275
09/01/39	6.500%	2,895,000	3,415,162

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	306,000	335,453
02/15/23	5.500%	449,000	478,185
07/15/23	4.500%	114,000	116,280

NiSource Finance Corp.
02/15/23	3.850%	3,230,000	3,312,330
12/15/40	6.250%	3,615,000	4,340,306

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	53

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	455,000	480,025
07/15/21	6.500%	467,000	509,030
03/01/22	5.875%	111,000	120,574
04/15/23	5.500%	182,000	190,190

Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	319,000	337,343

Sabine Pass Liquefaction LLC(a) Senior Secured
05/15/24	5.750%	234,000	243,945

Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,890,000	3,948,977

TransCanada PipeLines Ltd.(b)
05/15/67	6.350%	5,656,000	5,889,310

Williams Partners LP Senior Unsecured
04/15/40	6.300%	2,575,000	3,056,978

Total			83,941,601

Natural Gas 0.5%
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,530,000	2,795,432
12/01/23	4.050%	2,526,000	2,668,494
06/15/24	3.550%	4,780,000	4,813,465

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	5,085,000	5,101,313

Total			15,378,704

Office REIT 0.3%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	8,760,000	9,301,018

Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	49,000	52,246

Pacific Drilling SA Senior Secured(a)
06/01/20	5.375%	265,000	259,700

Weatherford International Ltd.
03/15/38	7.000%	3,465,000	4,303,423

Total			4,615,369

Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	301,000	315,297

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.9%
CBRE Services, Inc.
03/15/23	5.000%	140,000	141,400

Hillman Group, Inc. (The) Senior Unsecured(a)
07/15/22	6.375%	51,000	51,000

Massachusetts Institute of Technology
07/01/14	4.678%	6,210,000	6,627,358

Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	8,645,000	8,307,318

President and Fellows of Harvard College
Senior Unsecured
10/15/40	4.875%	1,485,000	1,672,025

President and Fellows of Harvard College(a)
01/15/39	6.500%	7,120,000	9,775,546

TRI Pointe Homes, Inc. Senior Unsecured(a)
06/15/19	4.375%	109,000	109,273

Total			26,683,920

Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	341,000	367,427

DuPont Fabros Technology LP
09/15/21	5.875%	131,000	136,895

Duke Realty LP
02/15/15	7.375%	2,060,000	2,144,614
08/15/19	8.250%	4,294,000	5,400,478
06/15/22	4.375%	3,630,000	3,823,788

Total			11,873,202

Packaging 0.1%
Beverage Packaging Holdings (Luxembourg) II SA(a)
12/15/16	5.625%	84,000	86,100
06/15/17	6.000%	14,000	14,350

Plastipak Holdings, Inc. Senior Unsecured(a)
10/01/21	6.500%	413,000	435,715

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	417,000	439,935

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	268,000	283,745
08/15/19	9.875%	316,000	349,970
02/15/21	8.250%	41,000	44,588
Senior Secured
08/15/19	7.875%	265,000	288,519

Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(a)
05/01/22	6.375%	387,000	391,837

Total			2,334,759

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper —%
Rayonier Advanced Materials, Inc.(a)
06/01/24	5.500%	91,000	92,593

Pharmaceuticals 1.0%
Capsugel SA Senior Unsecured PIK(a)
05/15/19	7.000%	45,000	46,463

Grifols Worldwide Operations Ltd. Senior Unsecured(a)
04/01/22	5.250%	325,000	337,187

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)
12/01/19	9.500%	149,000	162,783

Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	3,545,000	3,813,360
05/15/41	4.850%	8,469,000	9,617,422

Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	3,995,000	3,852,622

Novartis Capital Corp.
05/06/24	3.400%	9,770,000	9,895,595

Valeant Pharmaceuticals International, Inc.(a)
08/15/18	6.750%	270,000	290,925
10/15/20	6.375%	576,000	612,000
07/15/21	7.500%	285,000	315,637
12/01/21	5.625%	210,000	215,775

Total			29,159,769

Property & Casualty 0.8%
Alliant Holdings, Inc. Senior Unsecured(a)
12/15/20	7.875%	204,000	215,475

HUB International Ltd. Senior Unsecured(a)
10/01/21	7.875%	604,000	647,035

Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	3,385,000	3,702,367
05/01/42	6.500%	2,930,000	3,674,516
Senior Unsecured
03/15/35	6.500%	5,460,000	6,688,058

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	6,155,000	8,536,720

Total			23,464,171

Railroads 0.7%
BNSF Funding Trust I(b)
12/15/55	6.613%	7,650,000	8,472,375

CSX Corp. Senior Unsecured
05/30/42	4.750%	4,105,000	4,302,278

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida East Coast Holdings Corp.(a)
05/01/20	9.750%	295,000	311,594
Senior Secured
05/01/19	6.750%	316,000	333,775

Union Pacific Corp. Senior Unsecured
02/15/19	2.250%	4,135,000	4,207,912
03/15/24	3.750%	1,530,000	1,603,047

Total			19,230,981

Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	2,735,000	3,377,561

Restaurants 0.6%
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	7,032,000	6,359,771

Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%	12,067,000	12,306,928
11/01/43	5.350%	215,000	235,495

Total			18,902,194

Retail REIT 0.2%
Kimco Realty Corp. Senior Unsecured
06/01/23	3.125%	7,025,000	6,758,886

Retailers 0.9%
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	168,000	183,330

Group 1 Automotive, Inc.(a)
06/01/22	5.000%	116,000	116,000

Jo-Ann Stores, Inc. Senior Unsecured(a)
03/15/19	8.125%	20,000	20,500

L Brands, Inc.
04/01/21	6.625%	414,000	470,407

Macy’s Retail Holdings, Inc.
07/15/27	6.790%	11,230,000	13,527,164

Michaels Stores, Inc.(a)
12/15/20	5.875%	93,000	95,093

Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	124,000	138,570

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	388,725

Springs Industries, Inc. Senior Secured
06/01/21	6.250%	261,000	266,220

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	55

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Target Corp. Senior Unsecured
06/26/19	2.300%	7,605,000	7,660,387

Wal-Mart Stores, Inc. Senior Unsecured
04/22/24	3.300%	4,827,000	4,877,939

Total			27,744,335

Supermarkets 0.7%
Kroger Co. (The)
12/15/18	6.800%	3,245,000	3,841,554
06/01/29	7.700%	4,342,000	5,652,099

Safeway, Inc. Senior Unsecured
02/01/31	7.250%	12,027,000	12,547,396

Total			22,041,049

Technology 0.7%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	271,000	283,195
04/01/20	6.375%	271,000	284,550

Audatex North America, Inc.(a)
06/15/21	6.000%	232,000	247,660

CDW LLC/Finance Corp.
04/01/19	8.500%	167,000	180,777

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	136,000	139,400
07/15/21	7.000%	166,000	183,637

First Data Corp.
01/15/21	11.250%	66,000	77,055
01/15/21	12.625%	404,000	497,425
06/15/21	10.625%	76,000	88,540
08/15/21	11.750%	138,000	163,703

First Data Corp.(a) Secured
01/15/21	8.250%	454,000	497,130
Senior Secured
08/15/20	8.875%	61,000	67,481
11/01/20	6.750%	393,000	426,405

Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	41,000	44,998

Goodman Networks, Inc.(a) Senior Secured
07/01/18	12.375%	163,000	178,893

Iron Mountain, Inc.
08/15/23	6.000%	169,000	182,731

NCR Corp.(a)
12/15/21	5.875%	82,000	86,920
12/15/23	6.375%	166,000	180,110

NXP BV/Funding LLC(a)
02/15/21	5.750%	209,000	219,711

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nuance Communications, Inc.(a)
08/15/20	5.375%	389,000	402,615

Oracle Corp. Senior Unsecured
10/15/22	2.500%	17,113,000	16,372,401

VeriSign, Inc.
05/01/23	4.625%	231,000	228,205

Total			21,033,542

Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	3,184,000	4,172,154

ERAC USA Finance LLC(a)
11/15/24	3.850%	4,560,000	4,593,776

Hertz Corp. (The)
10/15/18	7.500%	279,000	292,253
01/15/21	7.375%	183,000	198,555

Total			9,256,738

Wireless 0.5%
Altice SA Senior Secured(a)
05/15/22	7.750%	324,000	345,870

Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%	102,000	105,443
01/15/23	5.250%	661,000	689,092

Rogers Communications, Inc.
03/15/44	5.000%	6,284,000	6,553,031

SBA Telecommunications, Inc.
07/15/20	5.750%	630,000	667,800

Sprint Communications, Inc. Senior Unsecured
08/15/20	7.000%	233,000	257,756
11/15/21	11.500%	167,000	225,450

Sprint Communications, Inc.(a)
11/15/18	9.000%	935,000	1,133,687
03/01/20	7.000%	125,000	143,750

Sprint Corp.(a)
09/15/21	7.250%	278,000	306,495
09/15/23	7.875%	262,000	291,475
06/15/24	7.125%	138,000	146,280

T-Mobile USA, Inc.
04/28/20	6.542%	103,000	111,240
04/28/21	6.633%	298,000	322,585
01/15/22	6.125%	106,000	112,493
04/28/22	6.731%	168,000	181,230
04/01/23	6.625%	285,000	309,225
04/28/23	6.836%	88,000	95,810
01/15/24	6.500%	106,000	113,288

Wind Acquisition Finance SA(a)
04/23/21	7.375%	387,000	413,122
Senior Secured
04/30/20	6.500%	447,000	484,436

The accompanying Notes to Financial Statements are an integral part of this statement.

56	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Acquisition Finance SA(a)(c) Senior Secured
07/15/20	4.750%	314,000	316,355

Total			13,325,913

Wirelines 2.5%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	2,245,000	2,435,825

Embarq Corp. Senior Unsecured
06/01/36	7.995%	2,570,000	2,807,725

Frontier Communications Corp. Senior Unsecured
04/15/22	8.750%	339,000	393,240
01/15/23	7.125%	255,000	270,300

Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	302,000	335,220
06/01/19	8.875%	92,000	100,625

Level 3 Financing, Inc.
06/01/20	7.000%	86,000	93,848
07/15/20	8.625%	138,000	154,560

Level 3 Financing, Inc.(a)
01/15/21	6.125%	161,000	172,471

Level 3 Financing, Inc.(a)(b)
01/15/18	3.823%	81,000	82,418

PAETEC Holding Corp.
12/01/18	9.875%	605,000	651,887

Telecom Italia Capital SA
06/04/18	6.999%	7,445,000	8,543,137

Telecom Italia SpA Senior Unsecured(a)
05/30/24	5.303%	6,520,000	6,531,997

Telefonica Emisiones SAU
04/27/18	3.192%	4,677,000	4,887,816
02/16/21	5.462%	1,007,000	1,140,847

Verizon Communications, Inc. Senior Unsecured
06/09/17	1.350%	15,085,000	15,079,962
04/01/21	4.600%	3,437,000	3,791,128
11/01/22	2.450%	10,660,000	10,000,199
03/15/24	4.150%	2,895,000	3,022,820

Verizon New England, Inc.
11/15/29	7.875%	2,215,000	2,823,915

Verizon New York, Inc.
04/01/32	7.375%	6,385,000	7,913,077

Verizon Virginia LLC
10/01/29	8.375%	2,305,000	2,978,164

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	268,000	310,210

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Secured
01/01/20	8.125%	292,000	318,280

Total			74,839,671

Total Corporate Bonds & Notes
(Cost: $1,175,197,547)			1,214,678,216

Residential Mortgage-Backed Securities — Agency 16.5%
Federal Home Loan Mortgage Corp.(f)
06/01/43	3.500%	9,950,360	10,246,126
05/01/41	4.500%	5,798,684	6,337,843
07/01/39	5.000%	3,089,708	3,436,912
06/01/33	5.500%	425,028	479,607
09/01/28 - 07/01/37	6.000%	10,703,172	12,590,138
04/01/30 - 04/01/32	7.000%	357,529	412,619
08/01/24	8.000%	31,368	35,537
01/01/25	9.000%	11,219	12,910

Federal National Mortgage Association(c)(f)
07/17/29	2.500%	19,850,000	20,163,255
07/17/29 - 07/14/44	3.000%	79,305,000	79,205,230
07/17/29 - 07/14/44	3.500%	25,750,000	26,757,774
05/01/44 - 07/14/44	4.000%	48,303,059	51,325,765
07/14/44	4.500%	12,000,000	12,995,628
07/14/44	5.000%	51,000,000	56,633,909

Federal National Mortgage Association(f)
09/01/28	3.000%	3,819,255	3,972,179
03/01/43 - 08/01/43	3.500%	22,343,951	23,060,860
09/01/41 - 03/01/42	4.000%	39,862,941	42,406,151
10/01/40 - 08/01/41	4.500%	8,950,820	9,699,997
05/01/41	5.000%	3,969,993	4,413,669
02/01/29 - 09/01/36	5.500%	9,770,413	11,041,191
10/01/28 - 08/01/35	6.000%	8,587,203	9,821,318
05/01/29 - 07/01/38	7.000%	12,439,524	14,695,058
02/01/27 - 09/01/31	7.500%	184,582	209,693
11/01/21 - 04/01/22	8.000%	17,643	19,931
04/01/23	8.500%	20,100	21,590
06/01/24	9.000%	32,480	36,015
CMO Series 2013-121 Class KD
08/25/41	3.500%	5,711,627	5,998,842

Federal National Mortgage Association(f)(g)
04/01/34 - 01/01/36	5.500%	9,445,554	10,663,899

Federal National Mortgage Association(f)(h) CMO IO Series 2003-71 Class IM
12/25/31	5.500%	117,115	2,597

Government National Mortgage Association(c)(f)
07/21/44	3.000%	14,260,000	14,366,950
07/21/44	3.500%	18,000,000	18,718,596
07/21/44	4.000%	10,500,000	11,215,313

Government National Mortgage Association(f)
05/15/42	3.000%	10,810,946	10,913,714
06/15/41	4.500%	17,679,639	19,308,888

Total Residential Mortgage-Backed Securities — Agency
(Cost: $478,067,393)			491,219,704

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	57

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities —Non-Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American General Mortgage Loan Trust CMO Series 2009-1 Class A7(a)(b)(f)
09/25/48	5.750%	2,670,333	2,671,032

BCAP LLC Trust(a)(b)(f)
08/26/36	0.270%	3,151,512	3,079,229
01/26/37	0.320%	5,029,235	4,909,761
05/26/47	0.362%	2,846,466	2,611,632
09/26/36	3.500%	6,547,674	6,540,481
CMO Series 2012-RR10 Class 5A5
04/26/36	0.415%	7,739,632	7,501,529
CMO Series 2012-RR10 Class 9A1
10/26/35	2.663%	1,360,150	1,388,639
CMO Series 2013-RR3 Class 2A1
02/26/37	2.302%	2,621,214	2,594,373
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	6,524,208	6,656,129

BCAP LLC Series 2013-RR2 Class 7A1(a)(b)(f)
07/26/36	3.000%	3,694,851	3,674,529

Banc of America Funding Trust CMO Series 2012-R5 Class A(a)(b)(f)
10/03/39	0.411%	4,572,016	4,526,100

Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A(a)(b)(f)
01/28/33	2.981%	1,215,669	1,215,912

CAM Mortgage Trust(a)(b)(f) CMO Series 2014-1 Class A
12/15/53	3.352%	455,334	455,935
CMO Series 2014-2 Class A
05/15/48	2.600%	1,850,000	1,850,000

Citigroup Mortgage Loan Trust, Inc.(a)(b)(f) CMO Series 2012-7 Class 12A1
03/25/36	2.613%	1,552,798	1,572,042
CMO Series 2012-9 Class 1A1
02/20/36	5.049%	3,467,104	3,518,773
CMO Series 2013-2 Class 1A1
11/25/37	6.118%	3,793,713	3,887,058

Citigroup Mortgage Loan Trust, Inc.(a)(f) CMO Series 2012-A Class A
06/25/51	2.500%	3,010,638	2,918,794

Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1(b)(f)
10/25/34	2.816%	3,878,175	3,922,933

Credit Suisse Mortgage Capital Certificates(a)(b)(f) CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,107,890	1,123,936
CMO Series 2011-17R Class 3A1
10/27/35	2.349%	3,977,010	3,981,155
CMO Series 2012-4R Class 8A1
06/27/47	3.244%	2,103,835	2,112,865

Credit Suisse Securities (USA) LLC(b)(e)(f)
05/30/34	3.250%	7,296,246	7,296,246

Residential Mortgage-Backed Securities —Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Series 2013-RP1 Class A1(a)(b)(f)
06/25/18	3.500%	4,397,951	4,420,438
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4(a)(b)(f)
10/26/36	3.250%	656,661	653,177

Morgan Stanley Re-Remic Trust(a)(b)(f) CMO Series 2013-R1 Class 4A
12/26/36	2.054%	3,787,093	3,825,286
CMO Series 2013-R2 Class 1A
10/26/36	2.011%	7,888,653	7,997,517
CMO Series 2013-R3 Class 10A
10/26/35	2.663%	3,518,705	3,593,375
CMO Series 2013-R8 Class 12A
09/26/36	2.376%	3,720,112	3,751,785

Morgan Stanley Resecuritization Trust(a)(b)(f) CMO Series 2013-R9 Class 2A
06/26/46	2.718%	5,835,518	5,935,171
CMO Series 2013-R9 Class 3A
05/26/36	2.380%	6,897,151	6,949,176
CMO Series 2013-R9 Class 4A
06/26/46	2.455%	3,569,937	3,603,805
Series 2014-R1 Class A
08/26/36	2.302%	4,358,594	4,434,843

Nomura Asset Acceptance Corp. Alternative Loan Trust(b)(f) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	214,186	217,632
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,355,349	1,376,816

Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(a)(b)(f)
01/26/37	0.323%	3,279,445	3,141,739

Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(b)(f)
08/26/52	2.734%	734,874	738,075

Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(b)(f)
12/25/34	4.740%	171,732	175,657

US Residential Opportunity Fund Trust Series 2014-1A Class NOTE(a)(b)(f)
03/25/34	3.466%	1,931,397	1,946,945

WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A(b)(f)
08/25/33	2.414%	4,139,167	4,194,819

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $136,621,086)			136,965,339

Commercial Mortgage-Backed Securities —Non-Agency 7.1%
Aventura Mall Trust Series 2013-AVM Class D(a)(b)(f)
12/05/32	3.867%	1,905,000	1,890,610

The accompanying Notes to Financial Statements are an integral part of this statement.

58	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities —Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4(b)(f)
09/10/47	5.349%	3,880,000	4,055,822

COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4(b)(f)
05/15/46	5.965%	11,183,810	12,401,302

Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(f)
10/15/49	5.431%	4,435,000	4,810,542

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(b)(f)
07/15/44	5.401%	2,458,871	2,556,704

Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(b)(f)
06/15/39	5.866%	4,278,261	4,644,839

Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(a)(b)(f)
09/18/39	5.467%	3,155,975	3,367,396

DBRR Trust(a)(f) Series 2012-EZ1 Class A
09/25/45	0.946%	57,327	57,341
09/25/45	1.393%	1,067,000	1,065,863
09/25/45	2.062%	4,714,396	4,718,482

GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(b)(f)
06/10/48	4.772%	2,907,000	2,952,823

GS Mortgage Securities Trust(b)(f) Series 2007-GG10 Class A4
08/10/45	5.997%	5,755,225	6,373,123
Series 2007-GG10 Class AM
08/10/45	5.997%	3,475,000	3,659,582

General Electric Capital Assurance Co.(a)(b)(f) Series 2003-1 Class A4
05/12/35	5.254%	1,298,846	1,337,186
Series 2003-1 Class A5
05/12/35	5.743%	4,845,000	5,523,649

Greenwich Capital Commercial Funding Corp.(b)(f) Series 2006-GG7 Class AM
07/10/38	6.015%	3,930,000	4,263,496

Greenwich Capital Commercial Funding Corp.(f) Series 2007-GG11 Class A4
12/10/49	5.736%	10,555,000	11,744,735
Series 2007-GG9 Class A4
03/10/39	5.444%	11,355,000	12,390,190

JPMorgan Chase Commercial Mortgage Securities Trust(b)(f) Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,404,923	1,429,850
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,994,095	2,027,003

JPMorgan Chase Commercial Mortgage Securities Trust(f) Series 2005-LDP2 Class A3
07/15/42	4.697%	1,370,595	1,380,703

Commercial Mortgage-Backed Securities —Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-LDP9 Class AM
05/15/47	5.372%	6,380,000	6,732,674

LB Commercial Mortgage Trust Series 2007-C3 Class AM(b)(f)
07/15/44	6.090%	3,460,000	3,867,716

LB-UBS Commercial Mortgage Trust(b)(f) Series 2006-C4 Class AM
06/15/38	6.049%	1,278,000	1,386,929

LB-UBS Commercial Mortgage Trust(f) Series 2006-C1 Class A4
02/15/31	5.156%	4,599,000	4,837,725
Series 2007-C2 Class A3
02/15/40	5.430%	14,695,453	16,117,738

Merrill Lynch/Countrywide Commercial Mortgage Trust(b)(f) Series 2007-6 Class A4
03/12/51	5.485%	9,336,000	10,254,308
Series 2007-8 Class A3
08/12/49	6.079%	12,592,000	13,983,882

Morgan Stanley Capital I Trust(b)(f) Series 2007-IQ15 Class A4
06/11/49	6.105%	12,349,419	13,668,892

Morgan Stanley Capital I Trust(f) Series 2007-IQ16 Class A4
12/12/49	5.809%	2,982,000	3,320,970

Morgan Stanley Re-Remic Trust(a)(b)(f) Series 2009-GG10 Class A4B
08/12/45	5.997%	4,394,000	4,815,503
Series 2010-GG10 Class A4A
08/15/45	5.997%	10,830,767	11,947,485
Series 2010-GG10 Class A4B
08/12/45	5.997%	4,571,000	5,009,482

ORES NPL LLC Series 2014-LV3 Class A(a)(f)
03/27/24	3.000%	6,660,653	6,661,093

Rialto Real Estate Fund LP(a)(f) Series 2013-LT2 Class A
05/22/28	2.833%	944,082	944,692
Series 2013-LT3 Class A
06/20/28	2.500%	1,353,264	1,353,264
Series 2014-LT5 Class A
05/15/24	2.850%	3,127,607	3,127,866

SMA Issuer I LLC Series 2012-LV1 Class A(a)(f)
08/20/25	3.500%	89,930	89,957

TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(b)(f)
08/15/39	5.564%	724,682	736,317

Wachovia Bank Commercial Mortgage Trust(b)(f) Series 2006-C24 Class A3
03/15/45	5.558%	4,622,000	4,908,157
Series 2006-C27 Class AM
07/15/45	5.795%	2,922,000	3,163,208

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $210,404,479)			209,579,099

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	59

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Small Business Administration Participation Certificates Series 2011-20K Class 1
11/01/31	2.870%	4,639,239	4,688,045
Series 2012-20C Class 1
03/01/32	2.510%	2,172,476	2,140,229
Series 2012-20G Class 1
07/01/32	2.380%	1,177,617	1,137,410
Series 2012-20I Class 1
09/01/32	2.200%	3,440,413	3,312,521
Series 2012-20J Class 1
10/01/32	2.180%	4,774,085	4,595,689
Series 2012-20L Class 1
12/01/32	1.930%	1,455,538	1,376,371
Series 2013-20A Class 1
01/01/33	2.130%	2,470,489	2,372,560
Series 2013-20B Class 1
02/01/33	2.210%	11,165,844	10,748,976
Series 2013-20C Class 1
03/01/33	2.220%	9,041,847	8,714,221
Series 2013-20D Class 1
04/01/33	2.080%	10,193,565	9,742,194
Series 2013-20E Class 1
05/01/33	2.070%	4,631,679	4,410,143
Series 2013-20F Class 1
06/01/33	2.450%	5,841,618	5,730,682
Series 2013-20G Class 1
07/01/33	3.150%	3,096,649	3,156,740
Series 2013-20H Class 1
08/01/33	3.160%	11,012,461	11,242,112
Series 2013-20K Class 1
11/01/33	3.380%	3,668,836	3,763,048
Series 2013-20L Class 1
12/01/33	3.380%	7,738,204	7,973,358
Series 2014-20A Class 1
01/01/34	3.460%	1,805,000	1,874,645
Series 2014-20B Class 1
02/01/34	3.230%	3,300,000	3,387,681
Series 2014-20C Class 1
03/01/34	3.210%	6,000,000	6,060,266
Series 2014-20D Class 1
04/01/34	3.110%	9,825,000	9,949,483
Series 2014-20E Class 1
05/01/34	3.000%	6,925,000	7,036,631
Series 2014-20F Class 1
06/01/34	2.990%	4,920,000	4,920,982

Total Asset-Backed Securities — Agency
(Cost: $118,649,148)			118,333,987

Asset-Backed Securities — Non-Agency 14.0%
A Voce CLO Ltd.(a)(b)(c) Series 2014-1A Class A1B
07/15/26	0.431%	9,850,000	9,850,000
Series 2014-1A Class A2A
07/15/26	0.631%	6,300,000	6,260,493

ARI Fleet Lease Trust(a)
Series 2014-A Class A2
11/15/22	0.810%	1,620,000	1,619,119

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(a)(b)
Series 2012-A Class A
03/15/20	0.702%	2,791,266	2,794,508

Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	8,850,000	8,865,491
Series 2013-SN1 Class A3
05/20/16	0.720%	6,973,000	6,980,698

Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	2,184,000	2,185,717

Ally Master Owner Trust(b)
Series 2014-2 Class A
01/16/18	0.522%	4,135,000	4,141,614

AmeriCredit Automobile Receivables Trust Series 2014-2 Class A2B(b)
10/10/17	0.432%	6,415,000	6,415,113

American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	6,545,000	6,558,739

Apidos CLO XVIII Series 2014-18A Class A1(a)(b)(c)
07/22/26	1.643%	11,075,000	11,047,312

Ares XXX CLO Ltd. Series 2014-30A Class A2(a)(b)
04/20/23	1.018%	7,305,000	7,317,776

Atrium X Series 10A Class B1(a)(b)
07/16/25	1.879%	2,795,000	2,757,846

BA Credit Card Trust Series 2014-A2 Class A(b)
09/16/19	0.422%	5,315,000	5,322,182

BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	6,300,000	6,310,998

Barclays Dryrock Issuance Trust Series 2014-2 Class A(b)
03/16/20	0.491%	4,565,000	4,565,088

CNH Equipment Trust Series 2014-B Class A2
08/15/17	0.480%	3,790,000	3,789,814

Cabela’s Master Credit Card Trust Series 2014-1 Class A(b)
03/16/20	0.502%	1,230,000	1,231,071

California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	1,640,000	1,639,952

Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	19,685,000	19,700,992

CarMax Auto Owner Trust Series 2014-2 Class A2
04/17/17	0.460%	6,040,000	6,040,974

The accompanying Notes to Financial Statements are an integral part of this statement.

60	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Issuance Trust Series 2013-A8 Class A8
10/15/18	1.010%	19,495,000	19,549,140

Chesapeake Funding LLC Series 2012-2A Class A(a)(b)
05/07/24	0.601%	2,379,892	2,383,574

Citibank Credit Card Issuance Trust Series 2013-A6 Class A6
09/07/18	1.320%	21,390,000	21,594,745

Citicorp Residential Mortgage Securities Trust Series 2007-2 Class A3(b)
06/25/37	5.753%	273,209	274,374

Countrywide Home Equity Loan Trust Series 2007-S2 Class A6 (NPFGC)(b)
05/25/37	5.779%	1,808,323	1,792,126

Countrywiide Home Equity Loan Trust Series 2007-S2 Class A3 (NPFGC)(b)
05/25/37	5.813%	1,103,945	1,064,006

Dryden Senior Loan Fund Series 2014-33A Class B(a)(b)
07/15/26	2.223%	7,100,000	7,099,837

Fifth Third Auto Trust Series 2014-2 Class A2B(b)
04/17/17	0.312%	3,515,000	3,528,578

Ford Credit Auto Lease Trust Series 2014-A Class A2B(b)
10/15/16	0.332%	4,500,000	4,499,204

Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	9,215,000	9,216,008

GE Dealer Floorplan Master Note Trust Series 2011-1 Class A(b)
07/20/16	0.753%	710,000	710,151

GE Equipment Small Ticket LLC Series 2014-1A Class A2(a)
08/24/16	0.590%	2,630,000	2,630,180

GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	1,875,000	1,874,969

HLSS Servicer Advance Receivables Backed Notes(a) Series 2013-T2 Class A2
05/16/44	1.147%	2,845,000	2,847,919
Series 2013-T4 Class AT4
08/15/44	1.183%	4,561,000	4,562,368

Hertz Fleet Lease Funding LP(a)(b) Series 2013-3 Class A
12/10/27	0.704%	2,355,000	2,361,114
Series 2014-1 Class A
04/10/28	0.554%	2,755,000	2,755,055

Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	10,480,000	10,492,401

Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(a)(b)
05/15/18	0.502%	7,330,000	7,348,142

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A(a)(b)
05/01/22	0.455%	9,408,000	9,343,922

MAPS CLO Fund II, Ltd. Series 2007-2A Class A1(a)(b)
07/20/22	0.468%	6,845,000	6,650,417

MMAF Equipment Finance LLC(a) Series 2012-AA Class A3
08/10/16	0.940%	1,839,609	1,842,469
Series 2014-AA Class A2
04/10/17	0.520%	4,885,000	4,882,824

Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	7,225,000	7,233,453

Mercedes-Benz Auto Lease Trust(b) Series 2014-A Class A2B
06/15/16	0.332%	6,160,000	6,158,979

Mountain View CLO III Ltd.(a)(b) Series 2007-3A Class A1
04/16/21	0.444%	8,867,913	8,831,661
Series 2007-3A Class A2
04/16/21	0.569%	735,000	715,104

Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	4,105,000	4,114,538

Nissan Auto Lease Trust(b) Series 2014-A Class A2B
09/15/16	0.314%	1,640,000	1,640,033

Nissan Auto Receivables Owner Trust Series 2013-C Class A3
08/15/18	0.670%	13,156,000	13,149,013

Nomad CLO Ltd. Series 2013-1A Class A1(a)(b)
01/15/25	1.426%	7,900,000	7,834,730

OHA Credit Partners VIII Ltd.(a)(b)
Series 2013-8A Class A
04/20/25	1.348%	3,450,000	3,416,190
Series 2013-8A Class B
04/20/25	1.878%	4,413,000	4,317,785

OZLM VII Ltd.(a)(b)
Series 2014-7A Class A1B
07/17/26	1.745%	6,815,000	6,804,096
Series 2014-7A Class A2A
07/17/26	2.305%	3,680,000	3,645,040

Oak Hill Credit Partners X Ltd.(a)(b)(e)
Series 2014-10A Class A
07/20/26	1.621%	6,430,000	6,430,000
Series 2014-10A Class B
07/20/26	2.251%	7,350,000	7,350,000

Porsche Innovative Lease Owner Trust Series 2013-1 Class A3(a)
08/22/16	0.700%	6,300,000	6,311,147

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	61

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Race Point VIII CLO Ltd. Series 2013-8A Class A(a)(b)
02/20/25	1.479%	8,285,000	8,242,307

SLM Student Loan Trust Series 2014-2 Class A1(b)
07/25/19	0.402%	4,972,065	4,970,693

SMART Trust Series 2012-1USA Class A4A(a)
12/14/17	2.010%	2,572,000	2,609,663

SVO VOI Mortgage LLC Series 2012-AA Class A(a)
09/20/29	2.000%	2,389,373	2,386,106

Santander Drive Auto Receivables Trust(b) Series 2014-2 Class A2B
07/17/17	0.472%	4,770,000	4,770,095
Series 2014-3 Class A2B
08/15/17	0.431%	2,800,000	2,800,078

Selene Non-Performing Loans LLC Series 2014-1A Class A(a)(b)
05/25/54	2.981%	1,900,000	1,900,095

Seneca Park CLO Ltd.(a)(b) Series 2014-1A Class A
07/17/26	1.704%	4,455,000	4,454,532
Series 2014-1A Class B1
07/17/26	2.174%	2,555,000	2,546,821

Symphony CLO Ltd. Series 2014-14A Class B1(a)(b)
07/14/26	2.050%	3,735,000	3,734,981

Symphony CLO V Ltd. Series 2007-5A Class A1(a)(b)
01/15/24	0.976%	8,469,500	8,372,744

Symphony CLO XIV Ltd. Series 2014-14A Class A2(a)(b)
07/14/26	1.480%	8,040,000	8,032,089

TAL Advantage V LLC Series 2014-2A Class A1(a)
05/20/39	1.700%	2,760,018	2,761,798

Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1(a)(b)
11/25/53	3.960%	1,322,415	1,331,488

Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	8,460,000	8,452,163

Westlake Automobile Receivables Trust Series 2014-1A Class A2(a)
05/15/17	0.700%	2,665,000	2,664,863

World Financial Network Credit Card Master Trust Series 2014-A Class A(b)
12/15/19	0.532%	4,250,000	4,255,606

Total Asset-Backed Securities — Non-Agency
(Cost: $415,854,244)			416,936,911

U.S. Treasury Obligations 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/29/16	0.250%	38,946,000	38,909,488
05/15/17	0.875%	12,365,000	12,381,421
06/30/19	1.625%	69,735,500	69,735,500
05/31/21	2.000%	5,300,000	5,260,250

U.S. Treasury(g)
01/15/17	0.750%	17,511,000	17,539,735
05/15/24	2.500%	63,476,400	63,387,152
02/15/44	3.625%	44,088,800	46,527,440

Total U.S. Treasury Obligations
(Cost: $252,310,384)			253,740,986

U.S. Government & Agency Obligations 2.8%
Residual Funding Corp.(i) STRIPS
10/15/19	0.000%	54,934,000	49,562,499
10/15/20	0.000%	10,145,000	8,806,793
STRIPS Senior Unsecured
07/15/20	0.000%	27,374,000	23,990,245

Total U.S. Government & Agency Obligations
(Cost: $81,963,180)			82,359,537

Foreign Government Obligations(j) 2.0%
Brazil 0.3%
Brazilian Government International Bond Senior Unsecured
01/20/34	8.250%	1,843,000	2,552,555
01/07/41	5.625%	5,544,000	5,942,503

Total			8,495,058

Chile 0.1%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	1,650,000	1,554,300

Colombia 0.2%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	5,580,000	6,683,596

France 0.1%
Electricite de France SA Subordinated Notes(a)(b)
12/31/49	5.250%	2,592,000	2,644,177

Italy 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	2,855,000	3,633,661

The accompanying Notes to Financial Statements are an integral part of this statement.

62	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	3,380,000	3,506,750
03/08/44	4.750%	1,380,000	1,407,600

Total			4,914,350

Poland 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	3,270,000	3,634,605

Qatar 0.1%
Nakilat, Inc. Senior Secured(a)
12/31/33	6.067%	3,630,000	3,979,043

Turkey 0.2%
Turkey Government International Bond
01/14/41	6.000%	4,665,000	4,985,719

United Kingdom 0.6%
Lloyds Banking Group PLC(b)
12/31/49	7.500%	17,457,000	18,574,248

Total Foreign Government Obligations
(Cost: $57,072,459)			59,098,757

Municipal Bonds 0.8%
California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,536,053

Illinois —%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,220,420

Kentucky 0.3%
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	9,097,671	9,438,470

Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	4,210,000	4,356,929

Municipal Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(k)
07/01/35	8.000%	3,130,000	2,754,432

Puerto Rico Sales Tax Financing Corp.(k) 1st Subordinated Revenue Bonds Series 2010C
08/01/41	5.250%	2,065,000	1,568,120
Revenue Bonds First Subordinated Series 2009A-1
08/01/43	5.250%	1,715,000	1,284,912
First Subordinated Series 2009B
08/01/44	6.500%	685,000	589,182

Total			6,196,646

Total Municipal Bonds
(Cost: $22,361,755)			22,748,518

Preferred Debt 3.4%
Banking 3.0%
Citigroup Capital XIII(b)
10/30/40	7.875%	1,005,050	27,839,885

HSBC Holdings PLC
12/31/49	8.000%	313,175	8,477,647

M&T Bank Corp.(b)
12/31/49	6.375%	800	812,000
12/31/49	6.375%	7,540	7,445,750

PNC Financial Services Group, Inc. (The)(b)
12/31/49	6.125%	403,550	11,081,483

State Street Corp.(b)
12/31/49	5.900%	310,000	8,122,000

U.S. Bancorp(b)
12/31/49	6.500%	436,999	12,349,592

Wells Fargo & Co.(b)
12/31/49	5.850%	495,875	12,862,998

Total			88,991,355

Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	204,525	4,984,274

Property & Casualty 0.2%
Allstate Corp. (The)
12/31/49	6.625%	70,000	1,817,130

Allstate Corp. (The)(b)
01/15/53	5.100%	165,225	4,152,104

Total			5,969,234

Total Preferred Debt
(Cost: $99,635,476)			99,944,863

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	63

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Senior Loans 1.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan(b)(l)
02/28/19	6.500%	348,347	351,270

Chemicals —%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(b)(l)
02/01/20	4.000%	228,690	228,557

Diversified Manufacturing —%
Gardner Denver, Inc. Term Loan(b)(l)
07/30/20	4.250%	151,996	151,871

Gates Global, Inc. Term Loan(b)(l)
06/04/21	4.250%	303,000	301,912

Total			453,783

Food and Beverage 0.9%
HJ Heinz Co.(b)(l) Tranche B-1 Term Loan
06/07/19	3.250%	15,643,778	15,660,048
Tranche B-2 Term Loan
06/05/20	3.500%	11,248,874	11,328,066

Total			26,988,114

Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan(b)(l)
03/20/20	8.500%	223,000	223,000

CHS/Community Health Systems, Inc. Tranche D Term Loan(b)(l)
01/27/21	4.250%	102,485	103,032

ConvaTec, Inc. Term Loan(b)(l)
12/22/16	4.000%	90,129	90,091

U.S. Renal Care, Inc.(b)(l) 1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	656,317	658,161
2nd Lien Term Loan
01/03/20	10.250%	376,000	381,640

United Surgical Partners International, Inc. Tranche B Term Loan(b)(l)
04/03/19	4.750%	211,493	212,551

Total			1,668,475

Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(b)(l)
12/28/20	6.250%	85,000	86,275

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Playa Resorts Holdings Term Loan(b)(l)
08/09/19	4.000%	121,085	121,388

Total			207,663

Metals —%
Arch Coal, Inc. Term Loan(b)(l)
05/16/18	6.250%	353,302	346,901

Other Industry —%
Interline Brands, Inc. 1st Lien Term Loan(b)(l)
03/17/21	4.000%	102,743	102,400

Property & Casualty 0.1%
Asurion LLC/Corp. 2nd Lien Term Loan(b)(l)
03/03/21	8.500%	484,000	501,666

Asurion LLC Tranche B-1 Term Loan(b)(l)
05/24/19	5.000%	718,829	722,876

Total			1,224,542

Retailers —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(b)(l)
08/21/20	5.750%	362,000	369,580

Technology —%
Applied Systems, Inc.(b)(l) 1st Lien Term Loan
01/25/21	4.250%	30,845	30,917
2nd Lien Term Loan
01/24/22	7.500%	36,000	36,648

Avago Technologies Ltd. Term Loan(b)(l)
05/06/21	3.750%	321,000	321,889

Blue Coat Systems, Inc. 2nd Lien Term Loan(b)(l)
06/26/20	9.500%	382,000	386,775

Total			776,229

Total Senior Loans
(Cost: $32,697,671)			32,717,514

The accompanying Notes to Financial Statements are an integral part of this statement.

64	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Treasury Bills 2.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.7%
U.S. Treasury Bills
08/21/14	0.010%	81,457,000	81,455,725

Total Treasury Bills
(Cost: $81,454,418)			81,455,725

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(m)(n)	70,178,897	70,178,897

Total Money Market Funds
(Cost: $70,178,897)		70,178,897

Total Investments
(Cost: $3,232,468,137)		3,289,958,053

Other Assets & Liabilities, Net		(321,361,795)

Net Assets		2,968,596,258

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $3,800,744 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	730	USD	160,303,438	09/2014	—	(47,231)

US 5YR NOTE	308	USD	36,793,970	09/2014	25,823	—

US 10YR NOTE	(373)	USD	(46,689,111)	09/2014	—	(142,370)

US LONG BOND	(525)	USD	(72,023,438)	09/2014	—	(813,212)

US ULTRA T-BOND	(317)	USD	(47,530,188)	09/2014	—	(892,228)

Total					25,823	(1,895,041)

Credit Default Swap Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $5,011,000 were pledged as collateral to cover open credit default swap contracts.

In addition, securities and cash totaling $800,000 were received from broker as collateral to cover open credit default swap contracts.

At June 30, 2014, securities totaling $11,761,876 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	H.J. Heinz Company	09/20/2018	1.00	5,885,000	5,391	(157,885)	(1,798)	—	(154,292)

Barclays	Telecom Italia SPA	09/20/2018	1.00	2,605,000	47,620	(215,944)	(796)	—	(169,120)

Goldman Sachs International	H.J. Heinz Company	12/20/2018	1.00	14,165,000	80,775	(340,676)	(4,328)	—	(264,229)

Goldman Sachs International	Toll Brothers, Inc.	12/20/2018	1.00	23,395,000	185,640	(932,494)	(7,148)	—	(754,002)

Barclays	Limited Brands, Inc.	12/20/2018	1.00	14,490,000	205,525	(452,375)	(4,428)	—	(251,278)

Barclays	Toll Brothers, Inc.	12/20/2018	1.00	9,010,000	71,495	(306,714)	(2,753)	—	(237,972)

Barclays	D.R. Horton, Inc.	12/20/2018	1.00	7,285,000	96,380	(296,838)	(2,226)	—	(202,684)

Goldman Sachs International	Citigroup, Inc.	12/20/2018	1.00	19,285,000	(366,601)	140,230	(5,893)	—	(232,264)
Goldman Sachs International	Bank of America Corp.	12/20/2018	1.00	27,660,000	(503,276)	165,427	(8,451)	—	(346,300)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	65

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)

JPMorgan	D.R. Horton, Inc.	12/20/2018	1.00	20,610,000	272,668	(823,986)	(6,297)	—	(557,615)

Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2018	1.00	16,635,000	(250,774)	—	(5,083)	—	(255,857)

Goldman Sachs International	Textron, Inc.	03/20/2019	1.00	14,325,000	(185,977)	(101,337)	(4,377)	—	(291,691)

Barclays	Marriott International, Inc.	03/20/2019	1.00	7,250,000	(213,568)	164,897	(2,215)	—	(50,886)

Goldman Sachs International	Home Depot, Inc.	03/20/2019	1.00	33,275,000	(1,214,913)	1,070,691	(10,167)	—	(154,389)

Goldman Sachs International	Citigroup, Inc.	03/20/2019	1.00	10,000,000	(183,490)	81,011	(3,056)	—	(105,535)

Goldman Sachs International	Safeway, Inc.	03/20/2019	1.00	3,530,000	261,062	(336,272)	(1,079)	—	(76,289)

Citibank	Safeway, Inc.	03/20/2019	1.00	1,765,000	130,531	(187,752)	(540)	—	(57,761)

Barclays	Safeway, Inc.	03/20/2019	1.00	1,765,000	130,531	(187,752)	(540)	—	(57,761)

Morgan Stanley	Safeway, Inc.	03/20/2019	1.00	1,765,000	130,531	(187,752)	(540)	—	(57,761)

Goldman Sachs International	Barclays Bank, PLC	06/20/2019	1.00	16,615,000	(294,495)	180,401	(5,077)	—	(119,171)

Citibank	McDonald’s Corp.	06/20/2019	1.00	6,810,000	(270,798)	270,213	(2,081)	—	(2,666)

Goldman Sachs International	Safeway, Inc.	06/20/2019	1.00	5,500,000	473,627	(490,297)	(1,681)	—	(18,351)

Citibank	Marriott International, Inc.	06/20/2019	1.00	5,855,000	(173,517)	145,502	(1,789)	—	(29,804)

Goldman Sachs International	Nucor Corp.	06/20/2019	1.00	9,705,000	(238,288)	208,441	(2,965)	—	(32,812)

Citibank	Morgan Stanley	06/20/2019	1.00	16,130,000	(276,408)	206,924	(4,928)	—	(74,412)

JPMorgan	Barclays Bank, PLC	06/20/2019	1.00	3,070,000	(54,415)	51,280	(938)	—	(4,073)

Goldman Sachs International	Home Depot, Inc.	06/20/2019	1.00	7,685,000	(288,787)	264,489	(2,348)	—	(26,646)

Citibank	CDX Emerging Markets Index 21-V1	06/20/2019	5.00	8,795,000	(1,058,338)	1,018,445	(13,437)	—	(53,330)

JPMorgan	CDX Emerging Markets Index 21-V1	06/20/2019	5.00	8,865,000	(1,066,762)	1,087,400	(13,544)	7,094	—

Goldman Sachs International	CDX Emerging Markets Index 21-V1	06/20/2019	5.00	7,385,000	(888,667)	902,673	(11,283)	2,723	—

Morgan Stanley*	CDX North America High Yield 22-V1	06/20/2019	5.00	205,949,700	(344,020)	—	(314,645)	—	(658,665)
Total								9,817	(5,297,616)

*	Centrally cleared swap contract

The accompanying Notes to Financial Statements are an integral part of this statement.

66	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Interest Rate Swap Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $690,677 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.8250	3/4/2017	USD	49,285,000	(169)	—	(84,843)

Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.8300	3/7/2017	USD	148,100,000	(554)	—	(263,858)

Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.6255	3/7/2019	USD	90,235,000	(614)	553,051	—
Total								553,051	(348,701)

*	Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $604,089,136 or 20.35% of net assets.

(b)	Variable rate security.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $507,892, which represents 0.02% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artist Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	12/08/1995	507,892

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $21,584,138, which represents 0.73% of net assets.

(f)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(i)	Zero coupon bond.

(j)	Principal and interest may not be guaranteed by the government.

(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2014, the value of these securities amounted to $6,196,646 or 0.21% of net assets.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(m)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	171,499,384	406,097,120	(507,417,607)	70,178,897	34,660	70,178,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	67

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

68	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Leisure	—	1,360,384	507,892	1,868,276

All Other Industries	—	1,212,809,940	—	1,212,809,940

Residential Mortgage-Backed Securities — Agency	—	491,219,704	—	491,219,704

Residential Mortgage-Backed Securities — Non-Agency	—	110,372,558	26,592,781	136,965,339

Commercial Mortgage-Backed Securities — Non-Agency	—	202,441,491	7,137,608	209,579,099

Asset-Backed Securities — Agency	—	118,333,987	—	118,333,987

Asset-Backed Securities — Non-Agency	—	365,549,970	51,386,941	416,936,911

U.S. Treasury Obligations	253,740,986	—	—	253,740,986

U.S. Government & Agency Obligations	—	82,359,537	—	82,359,537

Foreign Government Obligations	—	59,098,757	—	59,098,757

Municipal Bonds	—	22,748,518	—	22,748,518

Preferred Debt	99,944,863	—	—	99,944,863

Total Bonds	353,685,849	2,666,294,846	85,625,222	3,105,605,917

Other

Senior Loans

Health Care	—	1,286,835	381,640	1,668,475

Lodging	—	—	207,663	207,663

All Other Industries	—	30,841,376	—	30,841,376

Total Other	—	32,128,211	589,303	32,717,514

Short-Term Securities

Treasury Bills	81,455,725	—	—	81,455,725

Total Short-Term Securities	81,455,725	—	—	81,455,725

Mutual Funds

Money Market Funds	70,178,897	—	—	70,178,897

Total Mutual Funds	70,178,897	—	—	70,178,897

Investments in Securities	505,320,471	2,698,423,057	86,214,525	3,289,958,053

Derivatives

Assets

Futures Contracts	25,823	—	—	25,823

Swap Contracts	—	562,868	—	562,868

Liabilities

Futures Contracts	(1,895,041)	—	—	(1,895,041)

Swap Contracts	—	(5,646,317)	—	(5,646,317)

Total	503,451,253	2,693,339,608	86,214,525	3,283,005,386

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	69

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Agency ($)	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2013	662,372	19,397,169	8,990,948	12,652,802	—	729,660	42,432,951

Accrued discounts/premiums	—	(2,955)	—	—	—	408	(2,547)

Realized gain (loss)	—	47,150	—	—	—	7,979	55,129

Change in unrealized depreciation(a)	—	(17,519)	(1,296)	—	—	(10,409)	(29,224)

Sales	(154,480)	(4,075,941)	(588,419)	—	—	(252,903)	(5,071,743)

Purchases	—	11,244,877	—	—	51,386,941	—	62,631,818

Transfers into Level 3	—	—	—	—	—	505,810	505,810

Transfers out of Level 3	—	—	(1,263,625)	(12,652,802)	—	(391,242)	(14,307,669)

Balance as of June 30, 2014	507,892	26,592,781	7,137,608	—	51,386,941	589,303	86,214,525

(a)	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $51,104, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $55,713, Commercial Mortgage-Backed Securities — Non-Agency of $(1,296) and Senior Loans of $(3,313).

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations from broker dealers, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain seniors loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

70	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%
Issuer	Shares	Value ($)
Brazil 7.8%
AmBev SA, ADR	1,897,805	13,360,547

BRF SA	277,100	6,723,390

Hypermarcas SA(a)	728,700	6,305,836

International Meal Co. Holdings SA	340,000	3,116,090

Itaú Unibanco Holding SA, ADR	823,733	11,845,281

M. Dias Branco SA	80,400	3,526,392

Mills Estruturas e Servicos de Engenharia SA	405,900	4,809,442

Odontoprev SA	637,100	2,747,935

Petroleo Brasileiro SA, ADR	146,337	2,140,910

Qualicorp SA(a)	523,000	6,182,738

Raia Drogasil SA	270,700	2,246,951

Ultrapar Participacoes SA	451,600	10,673,253

Vale SA	159,700	2,113,432

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	561,700	9,634,954

Total		85,427,151

Chile 0.6%
SACI Falabella	754,553	6,835,819

China 17.7%
58.Com, Inc., ADR(a)	147,315	7,963,849

Anhui Conch Cement Co., Ltd., Class H	1,518,500	5,208,624

ANTA Sports Products Ltd.	2,435,000	3,869,428

Baidu, Inc., ADR(a)	21,357	3,989,701

BAIOO Family Interactive Ltd.(a)(b)	11,256,000	2,033,237

China Mengniu Dairy Co., Ltd.	1,538,000	7,109,545

China Merchants Bank Co., Ltd., Class H	2,861,500	5,641,228

China Merchants Holdings International Co., Ltd.	1,204,000	3,759,501

China Pacific Insurance Group Co., Ltd., Class H	1,658,600	5,853,224

China Petroleum & Chemical Corp., Class H	8,338,200	7,927,483

China Vanke Co., Ltd., Class H(a)	3,726,532	6,616,056

Chongqing Changan Automobile Co., Ltd., Class B	2,364,015	4,666,782

CIMC Enric Holdings Ltd.	3,636,000	4,789,330

CNOOC Ltd.	5,522,000	9,926,713

CSPC Pharmaceutical Group Ltd.	4,150,000	3,317,956

CT Environmental Group Ltd.	3,384,935	2,465,342

Common Stocks (continued)
Issuer	Shares	Value ($)
ENN Energy Holdings Ltd.	1,178,000	8,458,880

GCL-Poly Energy Holdings Ltd.(a)	25,131,000	8,400,850

Guangdong Investment Ltd.	5,514,000	6,368,134

Industrial & Commercial Bank of China Ltd., Class H	19,680,000	12,444,355

Li Ning Co., Ltd.(a)	6,657,500	5,327,949

Ourgame International Holdings Ltd.(a)	3,765,000	1,821,680

Pax Global Technology Ltd.(a)	4,901,000	3,218,197

Qihoo 360 Technology Co., Ltd., ADR(a)	78,170	7,194,767

Tencent Holdings Ltd.	1,662,000	25,284,086

Tianhe Chemicals Group Ltd.(a)	23,204,000	6,227,333

Vipshop Holdings Ltd., ADS(a)	51,688	9,703,905

WuXi PharmaTech (Cayman), Inc. ADR(a)	207,904	6,831,725

Zhuzhou CSR Times Electric Co., Ltd., Class H	2,485,000	7,548,901

Total		193,968,761

Czech Republic 0.4%
Komercni Banka AS	17,195	3,954,787

Greece 1.2%
National Bank of Greece SA(a)	2,185,844	7,991,515

Piraeus Bank SA(a)	2,498,556	5,542,463

Total		13,533,978

Hong Kong 2.0%
Galaxy Entertainment Group Ltd.	728,000	5,818,523

Melco Crown Entertainment Ltd., ADR	145,142	5,183,021

Sands China Ltd.	1,387,200	10,470,152

Total		21,471,696

India 11.7%
Apollo Hospitals Enterprise Ltd.	253,095	4,188,058

Bank of Baroda	216,530	3,157,239

DEN Networks Ltd.(a)	746,137	2,965,567

Dish TV India Ltd.(a)	5,169,053	5,126,347

Eicher Motors Ltd.	59,836	7,948,023

HCL Technologies Ltd.	292,597	7,301,203

HDFC Bank Ltd., ADR	246,821	11,556,159

ICICI Bank Ltd., ADR	313,733	15,655,277

ITC Ltd.	1,724,220	9,321,391

Just Dial Ltd.(a)	253,715	6,163,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	71

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Lupin Ltd.	663,437	11,560,297

Motherson Sumi Systems Ltd.	1,911,109	10,309,516

Oil & Natural Gas Corp., Ltd.	513,251	3,625,154

Tata Motors Ltd.	779,596	5,610,920

Tech Mahindra Ltd.	239,862	8,583,176

Titan Co., Ltd.	802,952	4,719,035

Ultratech Cement Ltd.	72,572	3,127,470

UPL Ltd.	1,437,514	8,167,311

Total		129,086,083

Indonesia 2.9%
PT Ace Hardware Indonesia Tbk	32,733,000	2,431,477

PT Bank Central Asia Tbk	4,304,900	3,997,646

PT Bank Rakyat Indonesia Persero Tbk	7,532,300	6,562,978

PT Matahari Department Store Tbk	4,515,300	5,258,019

PT Nippon Indosari Corpindo Tbk	44,787,500	5,406,901

PT Sumber Alfaria Trijaya Tbk	104,950,000	4,559,194

PT Tower Bersama Infrastructure Tbk	5,743,200	3,899,853

Total		32,116,068

Malaysia 0.5%
Tenaga Nasional Bhd	1,462,400	5,555,684

Mexico 5.1%
Alfa SAB de CV, Class A	4,436,700	12,277,144

Cemex SAB de CV, ADR(a)	1,124,230	14,873,563

Grupo Financiero Banorte SAB de CV, Class O	2,960,100	21,169,159

Grupo Mexico SAB de CV, Class B	2,188,100	7,301,256

Total		55,621,122

Peru 1.6%
Credicorp Ltd.	76,274	11,858,319

Southern Copper Corp.	196,354	5,963,271

Total		17,821,590

Philippines 3.7%
Bloomberry Resorts Corp.(a)	9,967,600	2,457,194

GT Capital Holdings, Inc.	609,220	12,144,172

Metropolitan Bank & Trust Co.	7,527,377	15,070,263

Robinsons Retail Holdings, Inc.(a)	3,198,970	5,344,958

Universal Robina Corp.	1,572,180	5,556,736

Total		40,573,323

Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 0.3%
Eurocash SA	228,936	3,031,222

Russian Federation 4.8%
Lukoil OAO, ADR	203,084	12,135,285

Magnit OJSC, GDR(b)	246,191	14,525,269

Mail.ru Group Ltd., GDR(a)(b)	296,996	10,469,109

QIWI PLC, ADR	195,777	7,895,686

Yandex NV, Class A(a)	205,447	7,322,131

Total		52,347,480

South Africa 4.1%
Aspen Pharmacare Holdings Ltd.	403,672	11,344,948

AVI Ltd.	1,252,438	7,213,148

Clicks Group Ltd.	832,524	4,970,877

Discovery Ltd.	542,015	4,951,270

Naspers Ltd., Class N	141,464	16,653,778

Total		45,134,021

South Korea 15.0%
Cheil Industries, Inc.(c)	51,730	3,644,311

Duksan Hi-Metal Co., Ltd.(a)	315,482	5,376,445

Hana Financial Group, Inc.	145,960	5,409,022

Hyundai Motor Co.	68,128	15,446,033

Kia Motors Corp.	184,883	10,343,352

Kolao Holdings	202,637	4,594,874

Korea Electric Power Corp.	141,500	5,209,127

LG Display Co., Ltd.(a)	41,700	1,312,744

LG Uplus Corp.	900,830	8,204,731

NAVER Corp.	13,814	11,382,248

OCI Co., Ltd.(a)	28,035	4,767,519

Posco ICT Co., Ltd.	381,957	2,950,061

Samchuly Bicycle Co., Ltd.	262,075	4,997,993

Samsung Electronics Co., Ltd.	25,295	33,033,994

Samsung SDI Co., Ltd.	43,931	7,033,138

Seoul Semiconductor Co., Ltd.	110,251	4,152,433

Shinhan Financial Group Co., Ltd.	196,360	9,059,322

SK Hynix, Inc.(a)	207,430	9,960,346

SK Telecom Co., Ltd.	56,702	13,254,348

Suprema, Inc.(a)	193,220	4,250,047

Total		164,382,088

Taiwan 11.2%
Airtac International Group	939,460	10,116,319

The accompanying Notes to Financial Statements are an integral part of this statement.

72	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay Financial Holding Co., Ltd.	7,114,000	11,111,767

CTBC Financial Holding Co., Ltd.	14,245,770	9,497,113

Delta Electronics, Inc.	935,000	6,809,741

Eclat Textile Co., Ltd.	647,000	7,839,034

Gigasolar Materials Corp.	163,000	3,248,898

Hermes Microvision, Inc.	238,000	9,450,866

Hon Hai Precision Industry Co., Ltd.	3,965,000	13,292,922

MediaTek, Inc.	645,000	10,910,363

Merida Industry Co., Ltd.	1,127,000	7,473,337

Merry Electronics Co., Ltd.	1,089,000	5,817,316

St. Shine Optical Co., Ltd.	249,000	6,152,471

Standard Foods Corp.	611,000	1,698,473

Taiwan Semiconductor Manufacturing Co., Ltd.	916,838	3,879,642

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	493,640	10,558,960

Tong Hsing Electronic Industries Ltd.	978,000	5,277,784

Total		123,135,006

Thailand 3.0%
Kasikornbank PCL, Foreign Registered Shares	1,746,900	11,034,488

Kasikornbank PCL, Foreign Registered Shares, NVDR	884,000	5,556,146

PTT Global Chemical PCL, Foreign Registered Shares	3,619,700	7,529,913

Robinson Department Store PCL, Foreign Registered Shares	1,850,900	3,252,089

Thai Union Frozen Products PCL, Foreign Registered Shares	2,914,800	5,838,173

Total		33,210,809

Turkey 1.9%
Arcelik AS	1,193,814	7,269,046

Turk Traktor ve Ziraat Makineleri AS	63,990	2,084,069

Turkiye Garanti Bankasi AS	3,006,150	11,762,949

Total		21,116,064

Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 0.5%
Lonmin PLC(a)	647,932	2,630,241
Randgold Resources Ltd.	30,603	2,552,184

Total		5,182,425

United States 0.3%
Cognizant Technology Solutions Corp., Class A(a)	71,757	3,509,635

Luxoft Holding, Inc.(a)	810	29,208

Total		3,538,843

Total Common Stocks
(Cost: $914,307,854)		1,057,044,020

Preferred Stocks 0.9%
Brazil 0.4%
Alpargatas SA	916,960	4,772,591

South Korea 0.5%
Samsung Electronics Co., Ltd.	5,090	5,333,792

Total Preferred Stocks
(Cost: $8,485,705)		10,106,383

Exchange-Traded Funds 0.4%
Vanguard Emerging Markets ETF	99,226	4,279,618

Total Exchange-Traded Funds
(Cost: $4,109,708)		4,279,618

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.095%(d)(e)	25,645,948	25,645,948

Total Money Market Funds
(Cost: $25,645,948)		25,645,948

Total Investments
(Cost: $952,549,215)		1,097,075,969

Other Assets & Liabilities, Net		1,265,585

Net Assets		1,098,341,554

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $27,027,615 or 2.46% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $3,644,311, which represents 0.33% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	73

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,608,607	177,529,335	(187,491,994)	25,645,948	10,116	25,645,948

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets

The accompanying Notes to Financial Statements are an integral part of this statement.

74	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Emerging Markets Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	24,838,835	146,900,446	—	171,739,281

Consumer Staples	32,163,117	74,575,886	—	106,739,003

Energy	24,949,447	21,479,348	—	46,428,795

Financials	72,084,194	157,358,002	—	229,442,196

Health Care	15,762,399	36,563,731	—	52,326,130

Industrials	26,721,540	36,246,143	—	62,967,683

Information Technology	48,463,937	211,414,466	—	259,878,403

Materials	30,251,522	43,854,907	—	74,106,429

Telecommunication Services	—	25,358,933	—	25,358,933

Utilities	—	28,057,167	—	28,057,167

Preferred Stocks

Consumer Discretionary	4,772,591	—	—	4,772,591

Information Technology	—	5,333,792	—	5,333,792

Exchange-Traded Funds	4,279,618	—	—	4,279,618

Total Equity Securities	284,287,200	787,142,821	—	1,071,430,021

Mutual Funds

Money Market Funds	25,645,948	—	—	25,645,948

Total Mutual Funds	25,645,948	—	—	25,645,948

Total	309,933,148	787,142,821	—	1,097,075,969

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	75

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 26.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.9%
Woodside Finance Ltd.(b)
11/10/14	4.500%	3,535,000	3,578,798
05/10/21	4.600%	3,140,000	3,427,451

Total			7,006,249

Belgium —%
Calcipar SA Senior Secured(b)
05/01/18	6.875%	244,000	257,420

Canada 1.1%
Bombardier, Inc.(b) Senior Unsecured
04/15/19	4.750%	75,000	76,313
03/15/20	7.750%	66,000	74,590
10/15/22	6.000%	85,000	87,125

Catamaran Corp.
03/15/21	4.750%	29,000	29,290

Cogeco Cable, Inc.(b)
05/01/20	4.875%	150,000	151,875

Kodiak Oil & Gas Corp.
01/15/21	5.500%	32,000	33,360
02/01/22	5.500%	349,000	362,087

MDC Partners, Inc.(b)
04/01/20	6.750%	241,000	254,255

Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	350,000	332,632

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	5,585,000	5,708,504

TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	630,000	650,148

Valeant Pharmaceuticals International, Inc.(b)
10/01/17	6.750%	300,000	312,750
08/15/18	6.750%	89,000	95,897
07/15/21	7.500%	126,000	139,545
12/01/21	5.625%	6,000	6,165

Videotron Ltd.
07/15/22	5.000%	85,000	87,337

Videotron Ltd.(b)
06/15/24	5.375%	105,000	107,625

Total			8,509,498

France 0.1%
Numericable Group SA Senior Secured(b)
05/15/22	6.000%	270,000	280,800

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Germany 0.2%
E.ON International Finance BV
10/02/17	5.500%	EUR	1,040,000	1,643,097

Ireland —%
AerCap Ireland Capital Ltd./Global Aviation Trust(b)
05/15/21	4.500%		90,000	91,575

Grifols Worldwide Operations Ltd. Senior Unsecured(b)
04/01/22	5.250%		121,000	125,538

Total				217,113

Italy 0.1%
Telecom Italia Capital SA
06/18/19	7.175%		77,000	89,031

Telecom Italia SpA Senior Unsecured(b)
05/30/24	5.303%		120,000	120,221

Wind Acquisition Finance SA(b) Senior Secured
02/15/18	7.250%		36,000	37,971
04/30/20	6.500%		199,000	215,666

Wind Acquisition Finance SA(b)(c) Senior Secured
07/15/20	4.750%		63,000	63,473

Total				526,362

Luxembourg 0.1%
Altice SA Senior Secured(b)
05/15/22	7.750%		67,000	71,522

ArcelorMittal Senior Unsecured
03/01/21	6.000%		216,000	233,820
02/25/22	6.750%		45,000	50,344

INEOS Group Holdings SA(b)
02/15/19	5.875%		101,000	103,525

Intelsat Jackson Holdings SA
10/15/20	7.250%		450,000	484,875

Total				944,086

Macau —%
Wynn Macau Ltd. Senior Unsecured(b)
10/15/21	5.250%		200,000	205,500

Netherlands 1.1%
Constellium NV(b)
05/15/24	5.750%		26,000	27,300

The accompanying Notes to Financial Statements are an integral part of this statement.

76	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Heineken NV Senior Unsecured(b)
04/01/22	3.400%		2,430,000	2,455,360

ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	3,125,000	4,760,518

LYB International Finance BV
07/15/23	4.000%		640,000	671,882

NXP BV/Funding LLC(b)
02/15/21	5.750%		201,000	211,301

Schaeffler Finance BV Senior Secured(b)
05/15/21	4.750%		55,000	56,650

Total				8,183,011

United Kingdom 0.6%
British Sky Broadcasting Group PLC(b)
11/26/22	3.125%		4,160,000	3,975,242

Inmarsat Finance PLC(b)
05/15/22	4.875%		100,000	101,000

Jaguar Land Rover Automotive PLC(b)
02/01/23	5.625%		64,000	68,000

Total				4,144,242

United States 21.9%
21st Century Fox America, Inc.
10/01/43	5.400%		1,885,000	2,103,215

ADT Corp. (The) Senior Unsecured
07/15/22	3.500%		75,000	68,250

AES Corp. (The) Senior Unsecured
07/01/21	7.375%		266,000	311,220

AMC Entertainment, Inc.
02/15/22	5.875%		87,000	90,480

AMC Networks, Inc.
07/15/21	7.750%		319,000	356,881
12/15/22	4.750%		46,000	46,000

APX Group, Inc. Senior Secured
12/01/19	6.375%		272,000	282,200

AT&T, Inc. Senior Unsecured
06/15/45	4.350%		4,200,000	3,981,256

Acadia Healthcare Co., Inc.(b)(c)
07/01/22	5.125%		25,000	25,063

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%		285,000	300,319

Activision Blizzard, Inc.(b)
09/15/21	5.625%		242,000	260,755

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Actuant Corp.
06/15/22	5.625%	239,000	250,950

Air Lease Corp. Senior Unsecured
03/01/20	4.750%	61,000	65,880

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	54,000	55,890

Allegion US Holding Co., Inc.(b)
10/01/21	5.750%	102,000	107,355

Alliance Data Systems Corp.(b)
12/01/17	5.250%	143,000	149,435
04/01/20	6.375%	221,000	232,050

Ally Financial, Inc.
09/15/20	7.500%	570,000	686,850

American Axle & Manufacturing, Inc.
02/15/19	5.125%	67,000	70,350
03/15/21	6.250%	98,000	105,350

American Builders & Contractors Supply Co., Inc. Senior Unsecured(b)
04/15/21	5.625%	161,000	166,635

Amsted Industries, Inc.(b)
03/15/22	5.000%	82,000	82,000

Amsurg Corp.
11/30/20	5.625%	94,000	94,940

Antero Resources Corp.(b)
12/01/22	5.125%	72,000	73,980

Antero Resources Finance Corp.
11/01/21	5.375%	82,000	85,075

Aramark Services, Inc.
03/15/20	5.750%	140,000	148,050

Ashtead Capital, Inc. Secured(b)
07/15/22	6.500%	93,000	101,138

Athlon Holdings LP/Finance Corp.(b)
04/15/21	7.375%	175,000	190,750

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	17,000	18,126

Audatex North America, Inc.(b)
06/15/21	6.000%	59,000	62,983
11/01/23	6.125%	59,000	62,983

AutoNation, Inc.
02/01/20	5.500%	115,000	126,787

B&G Foods, Inc.
06/01/21	4.625%	234,000	234,585

Bank of America Corp. Senior Unsecured
07/24/23	4.100%	2,890,000	2,999,436

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,820,000	1,840,504

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	77

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Biomet, Inc.
08/01/20	6.500%	33,000	35,558

CBS Outdoor Americas Capital LLC/Corp.(b)
02/15/22	5.250%	21,000	21,578
02/15/24	5.625%	21,000	21,683

CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	41,000	43,665
01/31/22	6.625%	162,000	174,150
09/30/22	5.250%	24,000	24,360

CHS/Community Health Systems, Inc.(b)
02/01/22	6.875%	165,000	174,900
Senior Secured
08/01/21	5.125%	30,000	30,750

CIT Group, Inc. Senior Unsecured
05/15/20	5.375%	191,000	205,026

CIT Group, Inc.(b) Senior Unsecured
02/15/19	5.500%	151,000	163,835

CMS Energy Corp. Senior Unsecured
03/31/43	4.700%	2,385,000	2,434,281

CNH Industrial Capital LLC
04/15/18	3.625%	43,000	43,914

CNH Industrial Capital LLC(b)
07/15/19	3.375%	41,000	40,693

CONSOL Energy, Inc.
03/01/21	6.375%	104,000	110,500

CONSOL Energy, Inc.(b)
04/15/22	5.875%	56,000	58,660

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	302,000	333,710

CSX Corp. Senior Unsecured
03/15/44	4.100%	200,000	188,524

Calpine Corp. Senior Secured(b)
01/15/22	6.000%	111,000	119,741

Cardinal Health, Inc. Senior Unsecured
03/15/23	3.200%	2,320,000	2,299,730

Cardtronics, Inc.
09/01/18	8.250%	205,000	215,250

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	112,000	118,020

Case New Holland Industrial, Inc.
12/01/17	7.875%	338,000	393,770

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	110,000	113,300

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)
06/01/24	5.375%	21,000	21,263

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Centene Corp. Senior Unsecured
05/15/22	4.750%		47,000	47,705

CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		785,000	828,209

CenturyLink, Inc. Senior Unsecured
12/01/23	6.750%		127,000	138,747

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%		299,000	317,687

Chesapeake Energy Corp.
08/15/20	6.625%		120,000	138,300
02/15/21	6.125%		620,000	694,400
03/15/23	5.750%		100,000	111,120

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%		120,000	130,350

Cimarex Energy Co.
06/01/24	4.375%		32,000	32,600

Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	3,077,680

Clean Harbors, Inc.
06/01/21	5.125%		136,000	138,975

Clear Channel Worldwide Holdings, Inc. Senior Unsecured
11/15/22	6.500%		139,000	148,382
11/15/22	6.500%		376,000	405,140

Columbus McKinnon Corp.
02/01/19	7.875%		161,000	171,867

Compass Minerals International, Inc.(b)
07/15/24	4.875%		93,000	93,000

Comstock Resources, Inc.
06/15/20	9.500%		207,000	235,980

ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%		1,945,000	1,915,170

Concho Resources, Inc.
01/15/22	6.500%		271,000	298,777
04/01/23	5.500%		158,000	169,850

Continental Resources, Inc.
09/15/22	5.000%		929,000	1,010,287

Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%		73,000	75,464
01/15/23	5.250%		296,000	308,580

CyrusOne LP/Finance Corp.
11/15/22	6.375%		161,000	173,477

D.R. Horton, Inc.
03/01/19	3.750%		101,000	101,505

The accompanying Notes to Financial Statements are an integral part of this statement.

78	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)
Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
06/01/21	6.750%	428,000	487,920

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	440,000	470,250

Darling Ingredients, Inc.(b)
01/15/22	5.375%	107,000	111,013

DigitalGlobe, Inc.
02/01/21	5.250%	86,000	85,140

Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	890,000	826,363

DuPont Fabros Technology LP
09/15/21	5.875%	63,000	65,835

Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	3,560,000	3,722,016
08/15/22	3.050%	865,000	861,530

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	194,000	210,005

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	37,000	41,718
Senior Secured
05/01/19	6.875%	147,000	156,739

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	82,000	94,300

ERAC U.S.A. Finance LLC(b)
03/15/42	5.625%	2,855,000	3,229,622

El Paso LLC
09/15/20	6.500%	722,000	796,232

Entegris, Inc.(b)
04/01/22	6.000%	84,000	86,520

Enterprise Products Operating LLC
03/15/23	3.350%	1,960,000	1,963,426

Envision Healthcare Corp.(b)
07/01/22	5.125%	59,000	59,516

Equinix, Inc. Senior Unsecured
04/01/20	4.875%	37,000	37,925
07/15/21	7.000%	241,000	266,606

FTI Consulting, Inc.
11/15/22	6.000%	70,000	72,013

First Data Corp. Senior Secured(b)
06/15/19	7.375%	311,000	333,547

Five Corners Funding Trust(b)
11/15/23	4.419%	605,000	638,361

Florida East Coast Holdings Corp. Senior Secured(b)
05/01/19	6.750%	111,000	117,244

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%		13,000	14,365

Frontier Communications Corp. Senior Unsecured
07/01/21	9.250%		62,000	74,245
01/15/23	7.125%		105,000	111,300

GLP Capital LP/Financing II Inc.(b)
11/01/23	5.375%		97,000	100,638

General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%		3,740,000	3,744,241

General Motors Co. Senior Unsecured(b)
10/02/23	4.875%		189,000	198,922

Gibraltar Industries, Inc.
02/01/21	6.250%		56,000	58,240

Goldman Sachs Group, Inc. (The) Senior Unsecured
05/02/18	6.375%	EUR	1,125,000	1,836,441

Graphic Packaging International, Inc.
04/15/21	4.750%		115,000	117,875

Group 1 Automotive, Inc.(b)
06/01/22	5.000%		42,000	42,000

H&E Equipment Services, Inc.
09/01/22	7.000%		147,000	162,435

HCA, Inc. Senior Secured
03/15/19	3.750%		87,000	87,761
02/15/20	6.500%		333,000	374,625

Hertz Corp. (The)
01/15/21	7.375%		152,000	164,920

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%		365,000	397,850
05/15/22	5.500%		102,000	103,403

Hilcorp Energy I LP/Finance Co. Senior Unsecured(b)(c)
12/01/24	5.000%		52,000	52,000

Hilton Worldwide Finance/Corp.(b)
10/15/21	5.625%		216,000	229,500

Huntington Ingalls Industries, Inc.
03/15/18	6.875%		105,000	111,038

Huntsman International LLC
11/15/20	4.875%		83,000	85,905

IMS Health, Inc. Senior Unsecured(b)
11/01/20	6.000%		126,000	132,300

Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%		60,000	64,275
02/01/22	5.875%		71,000	74,373

Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%		5,695,000	5,653,757

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	79

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Interface, Inc.
12/01/18	7.625%	116,000	121,800

International Lease Finance Corp. Senior Unsecured
04/15/18	3.875%	32,000	32,800
12/15/20	8.250%	375,000	463,125

Iron Mountain, Inc.
08/15/23	6.000%	63,000	68,119

JM Huber Corp. Senior Unsecured(b)
11/01/19	9.875%	450,000	512,437

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	86,000	93,955

KB Home
05/15/19	4.750%	22,000	22,165

Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	8,175,000	8,361,365

L Brands, Inc.
04/01/21	6.625%	354,000	402,232

L-3 Communications Corp.
02/15/21	4.950%	2,750,000	3,047,632

Lamar Media Corp.
02/01/22	5.875%	130,000	139,262

Lamar Media Corp.(b)
01/15/24	5.375%	41,000	42,435

Laredo Petroleum, Inc.
02/15/19	9.500%	150,000	164,625
01/15/22	5.625%	77,000	79,599
05/01/22	7.375%	107,000	119,572

Level 3 Financing, Inc.
04/01/19	9.375%	222,000	243,645

Level 3 Financing, Inc.(b)
01/15/21	6.125%	70,000	74,988

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	2,205,000	2,411,734
06/15/23	4.250%	2,840,000	2,943,566

LifePoint Hospitals, Inc.(b)
12/01/21	5.500%	113,000	118,650

Loews Corp. Senior Unsecured
05/15/23	2.625%	2,080,000	1,963,560

MGM Resorts International
10/01/20	6.750%	28,000	31,255
12/15/21	6.625%	167,000	185,787

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	418,000	458,232
02/15/23	5.500%	233,000	248,145
07/15/23	4.500%	49,000	49,980

Mediacom Broadband LLC/Corp.(b)
04/15/21	5.500%	14,000	14,175

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Meritage Homes Corp.
03/01/18	4.500%		86,000	88,365
04/01/22	7.000%		152,000	167,390

Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,869,920

NBCUniversal Media LLC
04/01/21	4.375%		3,550,000	3,917,503
01/15/43	4.450%		1,325,000	1,329,309

NCR Corp.(b)
12/15/21	5.875%		34,000	36,040
12/15/23	6.375%		91,000	98,735

NRG Energy, Inc.(b)
07/15/22	6.250%		191,000	201,982

NiSource Finance Corp.
09/15/17	5.250%		7,707,000	8,590,067
09/15/20	5.450%		733,000	839,007

Nielsen Finance Co. SARL (The)(b)
10/01/21	5.500%		89,000	92,338

Nielsen Finance LLC/Co.
10/01/20	4.500%		290,000	292,175

Nielsen Finance LLC/Co.(b)(c)
04/15/22	5.000%		71,000	71,533

Northwest Pipeline LLC Senior Unsecured
06/15/16	7.000%		2,515,000	2,797,012
04/15/17	5.950%		1,105,000	1,231,012

Nuance Communications, Inc.(b)
08/15/20	5.375%		168,000	173,880

Oasis Petroleum, Inc.
01/15/23	6.875%		305,000	332,450

Oasis Petroleum, Inc.(b)
03/15/22	6.875%		307,000	334,630

Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%		245,000	288,158

Oshkosh Corp.
03/01/20	8.500%		148,000	159,840

PPL Capital Funding, Inc.
06/01/23	3.400%		6,160,000	6,168,809

Pacific Drilling SA Senior Secured(b)
06/01/20	5.375%		96,000	94,080

Peabody Energy Corp.
11/15/18	6.000%		147,000	153,247

Penn National Gaming, Inc. Senior Unsecured(b)
11/01/21	5.875%		70,000	66,325

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%		137,000	151,385

The accompanying Notes to Financial Statements are an integral part of this statement.

80	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pinnacle Entertainment, Inc.
08/01/21	6.375%	103,000	108,665

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	152,000	155,420

Post Holdings, Inc.(b)
12/15/22	6.000%	63,000	64,260

Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,335,000	1,338,974

Provident Funding Associates LP/PFG Finance Corp.(b)
06/15/21	6.750%	201,000	203,512

QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	255,000	286,237

RKI Exploration & Production LLC/Finance Corp.(b)
08/01/21	8.500%	31,000	33,635

Rayonier Advanced Materials, Inc.(b)
06/01/24	5.500%	33,000	33,578

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	187,000	203,830
11/01/23	4.500%	112,000	110,880

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	298,000	314,390

Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	131,000	142,626

Rockwood Specialties Group, Inc.
10/15/20	4.625%	100,000	103,750

Rose Rock Midstream LP/ Finance Corp.(b)(c)
07/15/22	5.625%	31,000	31,388

SABMiller Holdings, Inc.(b)
01/15/22	3.750%	3,725,000	3,857,107

SBA Communications Corp. Senior Unsecured(b)(c)
07/15/22	4.875%	41,000	40,488

SBA Telecommunications, Inc.
08/15/19	8.250%	156,000	163,488
07/15/20	5.750%	242,000	256,520

SM Energy Co. Senior Unsecured
11/15/21	6.500%	181,000	195,932

STHI Holding Corp. Secured(b)
03/15/18	8.000%	164,000	173,840

Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	59,000	62,393

Sabine Pass Liquefaction LLC(b) Senior Secured
03/15/22	6.250%	109,000	118,265
05/15/24	5.750%	100,000	104,250

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	145,000	156,962

SandRidge Energy, Inc.
10/15/22	8.125%	55,000	60,569
02/15/23	7.500%	18,000	19,530

Sempra Energy Senior Unsecured
12/01/23	4.050%	955,000	1,008,873

Service Corp. International Senior Unsecured
01/15/22	5.375%	76,000	78,660

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	11,898,000	13,374,934

Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	446,727

Spectrum Brands, Inc.
11/15/20	6.375%	295,000	317,125

Springs Industries, Inc. Senior Secured
06/01/21	6.250%	254,000	259,080

Sprint Communications, Inc.(b)
11/15/18	9.000%	500,000	606,250

Sprint Corp.(b)
06/15/24	7.125%	239,000	253,340

Standard Pacific Corp.
12/15/21	6.250%	85,000	90,738

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	302,000	345,790

T-Mobile USA, Inc.
04/28/20	6.542%	49,000	52,920
04/28/21	6.633%	142,000	153,715
01/15/22	6.125%	63,000	66,859
04/28/22	6.731%	58,000	62,568
04/01/23	6.625%	18,000	19,530
04/28/23	6.836%	39,000	42,461
01/15/24	6.500%	63,000	67,331

TRI Pointe Homes, Inc. Senior Unsecured(b)
06/15/19	4.375%	38,000	38,095

TRW Automotive, Inc.(b)
03/01/21	4.500%	135,000	142,425

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	200,000	218,500

Teleflex, Inc.(b)
06/15/24	5.250%	8,000	8,080

Tempur Sealy International, Inc.
12/15/20	6.875%	128,000	140,160

Tenet Healthcare Corp. Senior Secured
10/01/20	6.000%	123,000	133,455
04/01/21	4.500%	29,000	29,181

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	81

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable, Inc.
09/15/42	4.500%	2,965,000	2,886,371

Time Warner, Inc.
03/29/41	6.250%	575,000	691,926

Titan International, Inc. Senior Secured
10/01/20	6.875%	46,000	46,690

TransDigm, Inc.
10/15/20	5.500%	19,000	19,312

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,860,000	7,498,028

USG Corp.(b)
11/01/21	5.875%	35,000	37,188

United Rentals North America, Inc.
04/15/22	7.625%	98,000	110,005
06/15/23	6.125%	21,000	22,523
Secured
07/15/18	5.750%	316,000	334,170

Univision Communications, Inc.(b) Senior Secured
09/15/22	6.750%	227,000	251,119
05/15/23	5.125%	75,000	79,406

Valeant Pharmaceuticals International, Inc.(b)
10/15/20	6.375%	205,000	217,812

VeriSign, Inc.
05/01/23	4.625%	106,000	104,717

Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	4,750,000	4,182,201

Virgin Media Secured Finance PLC Senior Secured(b)
04/15/21	5.375%	48,000	50,400

Waste Management, Inc.
06/30/20	4.750%	3,110,000	3,477,160

Whiting Petroleum Corp.
03/15/21	5.750%	158,000	173,010

Windstream Corp.
10/15/20	7.750%	160,000	173,400

Yum! Brands, Inc. Senior Unsecured
11/01/21	3.750%	1,815,000	1,869,526
11/01/23	3.875%	1,500,000	1,529,824

Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	224,000	244,160

iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	89,000	89,000

Total			167,059,350

Total Corporate Bonds & Notes
(Cost: $188,842,666)			198,976,728

Residential Mortgage-Backed Securities — Agency 6.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 6.9%
Federal Home Loan Mortgage Corp.(d)
04/01/42 - 05/01/42	3.500%	11,848,934	12,214,618
05/01/18	4.500%	53,997	57,271
10/01/18 - 11/01/33	5.000%	342,322	376,599
04/01/33	6.000%	184,203	210,325
09/01/17 - 08/01/33	6.500%	60,618	67,112

Federal National Mortgage Association(d)
06/01/27	2.500%	12,255,041	12,465,902
08/01/18 - 09/01/40	4.500%	1,368,159	1,481,951
12/01/18 - 02/01/36	5.000%	2,959,914	3,243,004
02/01/18 - 01/01/36	5.500%	5,917,908	6,592,564
07/01/17 - 01/01/36	6.000%	5,087,591	5,830,689
04/01/17 - 11/01/33	6.500%	1,692,266	1,927,176
06/01/32 - 07/01/36	7.000%	718,607	804,773
05/01/32 - 11/01/32	7.500%	140,283	161,034

Federal National Mortgage Association(d)(e)
01/01/41	4.000%	6,570,026	6,982,402

Government National Mortgage Association(d)
10/15/33	5.500%	223,016	253,652

Total			52,669,072

Total Residential Mortgage-Backed Securities — Agency
(Cost: $50,348,503)			52,669,072

Commercial Mortgage-Backed Securities — Agency 3.0%
United States 3.0%
Government National Mortgage Association(d) Series 2013-13 Class AC
04/16/46	1.700%	7,392,214	6,992,583
Series 2013-33 Class AC
05/16/46	1.744%	16,062,516	15,564,113

Total			22,556,696

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $23,282,517)			22,556,696

Commercial Mortgage-Backed Securities — Non-Agency 2.5%
United States 2.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(d)
12/11/49	5.322%	1,300,000	1,417,325

Extended Stay America Trust Series 2013-ESH5 Class A25(b)(d)
12/05/31	1.830%	1,750,000	1,737,111

GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(d)(f)
06/10/48	4.772%	500,000	507,882

The accompanying Notes to Financial Statements are an integral part of this statement.

82	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities – Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust Series 2007-GG10 Class AM(d)(f)
08/10/45	5.997%	2,500,000	2,632,792

General Electric Capital Assurance Co. Series 2003-1 Class A4(b)(d)(f)
05/12/35	5.254%	158,463	163,141

JPMorgan Chase Commercial Mortgage Securities Trust(d) Series 2005-LDP2 Class A3
07/15/42	4.697%	551,671	555,739

JPMorgan Chase Commercial Mortgage Securities Trust(d)(f) Series 2005-LDP3 Class ASB
08/15/42	4.893%	736,714	749,785
Series 2006-LDP6 Class ASB
04/15/43	5.490%	707,505	719,180
Series 2006-LDP7 Class ASB
04/15/45	6.057%	750,947	774,986

ORES NPL LLC Series 2013-LV2 Class A(b)(d)
09/25/25	3.081%	6,226,235	6,226,553

Rialto Real Estate Fund LP Series 2013-LT2 Class A(b)(d)
05/22/28	2.833%	3,859,034	3,861,527

Total			19,346,021

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $19,217,269)			19,346,021

Asset-Backed Securities — Non-Agency 3.2%
Bermuda 0.8%
Cronos Containers Program Ltd. Series 2013-1A Class A(b)
04/18/28	3.080%	6,448,333	6,381,443

United States 2.4%
CLI Funding V LLC Series 2013-1A(b)
03/18/28	2.830%	3,762,500	3,750,178

Centre Point Funding LLC Series 2012-2A Class 1(b)
08/20/21	2.610%	3,243,865	3,266,838

GTP Towers Issuer LLC(b)
02/15/15	4.436%	1,600,000	1,625,995

SBA Tower Trust(b)
04/16/18	2.240%	6,500,000	6,417,682

TAL Advantage V LLC Series 2013-1A Class A(b)
02/22/38	2.830%	3,271,667	3,259,839

Total			18,320,532

Total Asset-Backed Securities — Non-Agency
(Cost: $24,872,978)			24,701,975

Inflation-Indexed Bonds(a) 3.3%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Japan 1.7%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,122,404,000	12,854,782

United States 1.6%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		13,239,966	12,019,400

Total Inflation-Indexed Bonds
(Cost: $22,240,334)				24,874,182

U.S. Treasury Obligations 0.1%
United States 0.1%
U.S. Treasury
02/15/44	3.625%		900,000	949,781

Total U.S. Treasury Obligations
(Cost: $930,309)				949,781

Foreign Government Obligations(a)(g) 46.9%
Argentina 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,695,210

Brazil 3.5%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)
06/16/18	6.369%		1,165,000	1,307,713

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	50,136,000	21,937,446

Brazilian Government International Bond
01/15/18	8.000%		300,889	335,491
Senior Unsecured
01/07/41	5.625%		1,830,000	1,961,540

Petrobras International Finance Co.
01/27/21	5.375%		870,000	903,854

Total				26,446,044

Canada 2.1%
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,142,761
06/01/19	3.750%	CAD	6,015,000	6,220,131

Province of Quebec
12/01/17	4.500%	CAD	8,345,000	8,560,302

Total				15,923,194

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	83

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Colombia 0.8%
Colombia Government International Bond Senior Unsecured
09/18/37	7.375%		1,250,000	1,700,000
01/18/41	6.125%		1,215,000	1,455,299

Corporación Andina de Fomento
06/15/22	4.375%		2,848,000	3,020,509

Total				6,175,808

Denmark 0.8%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	30,340,000	6,350,981

El Salvador 0.1%
El Salvador Government International Bond Senior Unsecured(b)
01/24/23	7.750%		760,000	857,660

France 0.3%
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,287,101

Germany 1.0%
Bundesrepublik Deutschland
07/04/27	6.500%	EUR	3,600,000	7,772,954

Greece —%
Hellenic Republic Government Bond Senior Unsecured(f)(h)
10/15/42	0.000%	EUR	2,639,700	50,965

Indonesia 2.1%
Indonesia Government International Bond(b) Senior Unsecured
01/17/18	6.875%		1,880,000	2,150,250
05/05/21	4.875%		1,100,000	1,157,750
01/17/38	7.750%		610,000	759,450

Indonesia Treasury Bond Senior Unsecured
05/15/16	10.750%	IDR	25,410,000,000	2,266,645
11/15/20	11.000%	IDR	55,820,000,000	5,403,075
07/15/22	10.250%	IDR	49,117,000,000	4,619,608

Total				16,356,778

Italy 6.3%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	7,350,000	12,353,998
09/01/24	3.750%	EUR	6,200,000	9,172,485
11/01/26	7.250%	EUR	191	371
Senior Unsecured
05/01/21	3.750%	EUR	12,600,000	19,134,298

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Italy Buoni Poliennali Del Tesoro(b)
09/01/44	4.750%	EUR	4,650,000	7,258,916

Total				47,920,068

Japan 1.9%
Japan Government 20-Year Bond Senior Unsecured
12/20/26	2.100%	JPY	1,093,000,000	12,500,357
09/20/29	2.100%	JPY	205,650,000	2,341,678

Total				14,842,035

Kazakhstan 0.1%
KazMunayGas National Co. JSC Senior Unsecured(b)
07/02/18	9.125%		600,000	723,000

Lithuania 1.0%
Lithuania Government International Bond Senior Unsecured
02/07/18	4.850%	EUR	3,400,000	5,247,583

Lithuania Government International Bond(b) Senior Unsecured
09/14/17	5.125%		1,805,000	1,986,807

Total				7,234,390

Malaysia 2.4%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	39,780,000	12,153,775

Petronas Capital Ltd.(b)
08/12/19	5.250%		5,125,000	5,822,381

Total				17,976,156

Mexico 1.8%
Mexican Bonos
12/17/15	8.000%	MXN	127,280,000	10,473,613

Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	407,925

Petroleos Mexicanos
03/01/18	5.750%		1,513,000	1,705,908
01/24/22	4.875%		1,300,000	1,406,340

Total				13,993,786

New Zealand 1.5%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	12,240,000	11,125,363

The accompanying Notes to Financial Statements are an integral part of this statement.

84	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		600,000	795,000

Philippines 0.3%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
05/27/19	7.250%		1,600,000	1,922,000

Poland 3.7%
Poland Government Bond
10/25/17	5.250%	PLN	35,295,000	12,544,839
10/25/21	5.750%	PLN	41,670,000	15,900,160

Total				28,444,999

Portugal 3.3%
Portugal Obrigacoes do Tesouro OT Senior Unsecured(b)
06/14/19	4.750%	EUR	16,500,000	25,051,171

Qatar 0.3%
Qatar Government International Bond Senior Unsecured(b)
01/20/40	6.400%		200,000	246,728

Qatari Diar Finance Co. Government Guaranteed(b)
07/21/20	5.000%		750,000	842,250

Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(b)
09/30/14	5.500%		890,000	900,008

Total				1,988,986

Russian Federation 0.8%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%		600,000	651,750
03/07/22	6.510%		1,300,000	1,408,550
08/16/37	7.288%		570,000	635,550

Russian Foreign Bond — Eurobond Senior Unsecured(b)
03/31/30	7.500%		3,243,475	3,756,398

Total				6,452,248

South Korea 0.5%
Export-Import Bank of Korea Senior Unsecured
01/14/15	5.875%		420,000	431,490
04/11/22	5.000%		3,300,000	3,732,967

Total				4,164,457

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Spain 1.8%
Spain Government Bond Senior Unsecured
01/31/22	5.850%	EUR	4,990,000	8,598,816

Spain Government Bond(b)
10/31/44	5.150%	EUR	2,900,000	4,787,482

Total				13,386,298

Sweden 1.1%
Sweden Government Bond
08/12/17	3.750%	SEK	25,810,000	4,231,672
06/01/22	3.500%	SEK	22,485,000	3,862,653

Total				8,094,325

Thailand 0.6%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	148,020,000	4,912,193

Turkey 1.1%
Export Credit Bank of Turkey Senior Unsecured(b)
04/24/19	5.875%		250,000	265,750

Turkey Government International Bond Senior Unsecured
02/16/17	5.500%	EUR	3,400,000	5,075,092
06/05/20	7.000%		1,330,000	1,549,051
03/17/36	6.875%		1,010,000	1,189,275

Total				8,079,168

United Kingdom 6.2%
United Kingdom Gilt
03/07/19	4.500%	GBP	3,860,000	7,372,366
07/22/19	1.750%	GBP	19,000,000	32,076,321
12/07/38	4.750%	GBP	3,880,000	8,192,319

Total				47,641,006

Uruguay 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		1,250,000	1,678,125

Venezuela 1.0%
Petroleos de Venezuela SA
04/12/17	5.250%		2,890,000	2,440,605
Senior Unsecured
10/28/15	5.000%		1,500,000	1,412,250

Venezuela Government International Bond Senior Unsecured
02/26/16	5.750%		1,650,000	1,562,550
05/07/23	9.000%		2,284,000	1,952,820

Total				7,368,225

Total Foreign Government Obligations
(Cost: $348,148,368)				357,709,694

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	85

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Canada —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(f)(i)
12/28/20	6.250%	41,000	41,615

Netherlands —%
Playa Resorts Holdings Term Loan(f)(i)
08/09/19	4.000%	54,587	54,724

Singapore —%
Avago Technologies Ltd. Term Loan(f)(i)
05/06/21	3.750%	115,000	115,319

United States 0.1%
Applied Systems, Inc. 1st Lien Term Loan(f)(i)
01/25/21	4.250%	11,940	11,968

Arch Coal, Inc. Term Loan(f)(i)
05/16/18	6.250%	145,886	143,243

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(f)(i)
02/01/20	4.000%	56,430	56,397

CHS/Community Health Systems, Inc. Tranche D Term Loan(f)(i)
01/27/21	4.250%	39,800	40,013

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gardner Denver, Inc. Term Loan(f)(i)
07/30/20	4.250%	65,374	65,320

PQ Corp. Term Loan(f)(i)
08/07/17	4.000%	278,755	279,452

Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(f)(i)
08/21/20	5.750%	142,000	144,973

U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan(f)(i)
07/03/19	4.250%	48,633	48,769

Total			790,135

Total Senior Loans
(Cost: $997,811)			1,001,793

Money Market Funds 6.4%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(j)(k)		49,195,452	49,195,452

Total Money Market Funds
(Cost: $49,195,452)			49,195,452

Total Investments
(Cost: $728,076,207)			751,981,394

Other Assets & Liabilities, Net			11,390,947

Net Assets			763,372,341

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities LLC	07/10/2014	32,391,000 CHF	36,104,133 USD	—	(424,214)

J.P. Morgan Securities, Inc.	07/11/2014	82,940,000 PLN	27,057,951 USD	—	(235,295)

UBS Securities LLC	07/15/2014	74,310,887 NZD	63,390,902 USD	—	(1,587,639)

State Street Bank & Trust Company	07/15/2014	38,034,792 USD	229,400,000 NOK	—	(655,428)

State Street Bank & Trust Company	07/15/2014	15,612,840 USD	18,000,000 NZD	126,627	—

HSBC Securities (USA), Inc.	07/17/2014	131,031,119 USD	13,345,892,000 JPY	724,800	—

Goldman, Sachs & Co.	07/18/2014	100,500,000 SEK	15,074,246 USD	36,007	—

HSBC Securities (USA), Inc.	07/18/2014	5,536,754 USD	5,964,345 CAD	50,354	—

Morgan Stanley	07/18/2014	913,853 USD	18,500,000 CZK	9,328	—

J.P. Morgan Securities, Inc.	07/23/2014	22,550,000 EUR	30,610,145 USD	—	(270,277)

J.P. Morgan Securities, Inc.	07/23/2014	45,146,498 USD	33,190,000 EUR	304,549	—

Standard Chartered Bank	07/24/2014	42,075,059 USD	259,540,000 CNY	—	(21,669)

The accompanying Notes to Financial Statements are an integral part of this statement.

86	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Investments in Derivatives (continued)

Forward Foreign Currency Exchange Contracts Open at June 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	07/24/2014	9,116,830 USD	9,300,352,000 KRW	67,732	—

State Street Bank & Trust Company	07/28/2014	2,013,000 BRL	882,044 USD	—	(21,641)

Citigroup Global Markets Inc.	08/14/2014	70,347,000 AUD	65,901,773 USD	—	(214,461)

Standard Chartered Bank	08/14/2014	14,130,000 GBP	24,004,892 USD	—	(168,526)

Standard Chartered Bank	08/14/2014	167,800,000,000 IDR	13,864,331 USD	—	(199,155)

J.P. Morgan Securities, Inc.	08/14/2014	34,180,000 MYR	10,628,770 USD	—	(3,467)

Citigroup Global Markets Inc.	08/14/2014	106,700,000 THB	3,282,269 USD	1,418	—

Deutsche Bank	08/14/2014	16,500,000 TRY	7,651,287 USD	—	(65,405)

Standard Chartered Bank	08/14/2014	13,897,544 USD	181,438,000 MXN	43,935	—

Goldman, Sachs & Co.	08/14/2014	1,757,696 USD	18,802,000 ZAR	—	(3,022)

Total				1,364,750	(3,870,199)

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $3,009,796 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(107)	EUR	(18,772,984)	09/2014	—	(67,223)

EURO-BUND	(27)	EUR	(5,435,123)	09/2014	—	(57,754)

LONG GILT	40	GBP	7,524,683	09/2014	5,634	—

US 10YR NOTE	(752)	USD	(94,129,254)	09/2014	368,100	—

US 2YR NOTE	35	USD	7,685,781	09/2014	—	(3,881)

US 5YR NOTE	(1,172)	USD	(140,008,222)	09/2014	—	(196,229)

US ULTRA T-BOND	(36)	USD	(5,397,750)	09/2014	25,259	—

Total					398,993	(325,087)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $151,858,782 or 19.89% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Variable rate security.

(g)	Principal and interest may not be guaranteed by the government.

(h)	Zero coupon bond.

(i)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	87

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,515,766	192,625,771	(183,946,085)	49,195,452	14,952	49,195,452

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

The accompanying Notes to Financial Statements are an integral part of this statement.

88	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	89

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	198,976,728	—	198,976,728

Residential Mortgage-Backed Securities — Agency	—	52,669,072	—	52,669,072

Commercial Mortgage-Backed Securities — Agency	—	22,556,696	—	22,556,696

Commercial Mortgage-Backed Securities — Non-Agency	—	19,346,021	—	19,346,021

Asset-Backed Securities — Non-Agency	—	24,701,975	—	24,701,975

Inflation-Indexed Bonds	—	24,874,182	—	24,874,182

U.S. Treasury Obligations	949,781	—	—	949,781

Foreign Government Obligations	—	357,709,694	—	357,709,694

Total Bonds	949,781	700,834,368	—	701,784,149

Other

Senior Loans

Lodging	—	—	96,339	96,339

All Other Industries	—	905,454	—	905,454

Total Other	—	905,454	96,339	1,001,793

Mutual Funds

Money Market Funds	49,195,452	—	—	49,195,452

Total Mutual Funds	49,195,452	—	—	49,195,452

Investments in Securities	50,145,233	701,739,822	96,339	751,981,394

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	1,364,750	—	1,364,750

Futures Contracts	398,993	—	—	398,993

Liabilities

Forward Foreign Currency Exchange Contracts	—	(3,870,199)	—	(3,870,199)

Futures Contracts	(325,087)	—	—	(325,087)

Total	50,219,139	699,234,373	96,339	749,549,851

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

90	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Auto Components 1.0%

Delphi Automotive PLC	355,500	24,437,070

Hotels, Restaurants & Leisure 0.9%

Marriott International, Inc., Class A	121,000	7,756,100

Starwood Hotels & Resorts Worldwide, Inc.	150,400	12,155,328

Wyndham Worldwide Corp.	44,000	3,331,680

Total		23,243,108

Household Durables 0.6%

Whirlpool Corp.	116,300	16,191,286

Internet & Catalog Retail 0.2%

Priceline Group, Inc. (The)(a)	3,100	3,729,300

Media 3.6%

Comcast Corp., Class A	958,200	51,436,176

DIRECTV(a)	144,400	12,275,444

Time Warner Cable, Inc.	66,800	9,839,640

Viacom, Inc., Class B	159,700	13,850,781

Walt Disney Co. (The)	29,700	2,546,478

Total		89,948,519

Specialty Retail 4.6%

Bed Bath & Beyond, Inc.(a)	86,200	4,946,156

Best Buy Co., Inc.	1,160,600	35,990,206

GameStop Corp., Class A	140,300	5,677,941

Home Depot, Inc. (The)	699,000	56,591,040

Lowe’s Companies, Inc.	221,300	10,620,187

Total		113,825,530

Textiles, Apparel & Luxury Goods 0.7%

VF Corp.	290,100	18,276,300

Total Consumer Discretionary		289,651,113

Consumer Staples 9.1%
Food & Staples Retailing 2.5%

CVS Caremark Corp.	192,600	14,516,262

Kroger Co. (The)	958,300	47,368,769

Total		61,885,031

Food Products 2.6%

Archer-Daniels-Midland Co.	589,800	26,016,078

Tyson Foods, Inc., Class A	1,007,800	37,832,812

Total		63,848,890

Household Products 0.4%

Kimberly-Clark Corp.	92,100	10,243,362

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.6%

Altria Group, Inc.	1,086,600	45,572,004

Lorillard, Inc.	231,400	14,108,458

Philip Morris International, Inc.	368,600	31,076,666

Total		90,757,128

Total Consumer Staples		226,734,411

Energy 10.7%
Energy Equipment & Services 1.8%

National Oilwell Varco, Inc.	563,000	46,363,050

Oil, Gas & Consumable Fuels 8.9%

Chevron Corp.	311,300	40,640,215

ConocoPhillips	735,300	63,037,269

EOG Resources, Inc.	135,000	15,776,100

ExxonMobil Corp.	216,400	21,787,152

Marathon Oil Corp.	151,100	6,031,912

Phillips 66	413,800	33,281,934

Valero Energy Corp.	812,600	40,711,260

Total		221,265,842

Total Energy		267,628,892

Financials 15.6%
Banks 3.9%

Citigroup, Inc.	1,244,700	58,625,370

Comerica, Inc.	108,200	5,427,312

KeyCorp	1,793,900	25,706,587

Wells Fargo & Co.	153,000	8,041,680

Total		97,800,949

Capital Markets 2.4%

BlackRock, Inc.	92,200	29,467,120

Goldman Sachs Group, Inc. (The)	179,400	30,038,736

Total		59,505,856

Consumer Finance 3.0%

Capital One Financial Corp.	456,300	37,690,380

Discover Financial Services	438,100	27,153,438

Navient Corp.	532,500	9,430,575

Total		74,274,393

Insurance 4.5%

ACE Ltd.	163,800	16,986,060

Aflac, Inc.	58,200	3,622,950

Aon PLC	421,100	37,936,899

Lincoln National Corp.	98,400	5,061,696

MetLife, Inc.	231,000	12,834,360

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	91

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Travelers Companies, Inc. (The)	388,600	36,555,602

Total		112,997,567

Real Estate Investment Trusts (REITs) 1.8%

Host Hotels & Resorts, Inc.	663,900	14,612,439

Public Storage	169,500	29,043,825

Total		43,656,264

Total Financials		388,235,029

Health Care 13.5%
Biotechnology 2.7%

Celgene Corp.(a)	213,800	18,361,144

Gilead Sciences, Inc.(a)	422,800	35,054,348

Pharmacyclics, Inc.(a)	25,000	2,242,750

Vertex Pharmaceuticals, Inc.(a)	115,500	10,935,540

Total		66,593,782

Health Care Equipment & Supplies 3.0%

Becton Dickinson and Co.	198,100	23,435,230

CR Bard, Inc.	250,900	35,881,209

Medtronic, Inc.	228,000	14,537,280

Total		73,853,719

Health Care Providers & Services 2.6%

Cardinal Health, Inc.	387,600	26,573,856

WellPoint, Inc.	356,000	38,309,160

Total		64,883,016

Pharmaceuticals 5.2%

AbbVie, Inc.	304,100	17,163,404

Eli Lilly & Co.	340,300	21,156,451

Merck & Co., Inc.	443,700	25,668,045

Pfizer, Inc.	2,249,700	66,771,096

Total		130,758,996

Total Health Care		336,089,513

Industrials 10.8%
Aerospace & Defense 3.2%

Lockheed Martin Corp.	231,600	37,225,068

Raytheon Co.	462,100	42,628,725

Total		79,853,793

Air Freight & Logistics 1.4%

United Parcel Service, Inc., Class B	341,600	35,068,656

Airlines 0.9%

Southwest Airlines Co.	866,800	23,282,248

Electrical Equipment 1.8%

Emerson Electric Co.	678,700	45,038,532

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.3%

Caterpillar, Inc.	422,900	45,956,543

Illinois Tool Works, Inc.	399,400	34,971,464

Total		80,928,007

Professional Services 0.2%

Dun & Bradstreet Corp. (The)	51,000	5,620,200

Total Industrials		269,791,436

Information Technology 18.8%
Communications Equipment 3.5%

Cisco Systems, Inc.	2,389,000	59,366,650

QUALCOMM, Inc.	357,600	28,321,920

Total		87,688,570

Internet Software & Services 1.0%

Google, Inc., Class A(a)	7,400	4,326,558

VeriSign, Inc.(a)	446,200	21,779,022

Total		26,105,580

IT Services 3.3%

MasterCard, Inc., Class A	707,300	51,965,331

Visa, Inc., Class A	143,300	30,194,743

Total		82,160,074

Semiconductors & Semiconductor Equipment 1.7%

Broadcom Corp., Class A	863,100	32,038,272

Intel Corp.	374,600	11,575,140

Total		43,613,412

Software 5.8%

Microsoft Corp.	1,807,400	75,368,580

Oracle Corp.	1,572,200	63,721,266

VMware, Inc., Class A(a)	48,500	4,695,285

Total		143,785,131

Technology Hardware, Storage & Peripherals 3.5%

Apple, Inc.(b)	925,900	86,043,887

Total Information Technology		469,396,654

Materials 3.8%
Chemicals 3.2%

CF Industries Holdings, Inc.	23,400	5,628,402

LyondellBasell Industries NV, Class A	453,500	44,284,275

PPG Industries, Inc.	138,600	29,126,790

Total		79,039,467

Metals & Mining 0.2%

United States Steel Corp.	173,300	4,512,732

The accompanying Notes to Financial Statements are an integral part of this statement.

92	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.4%

International Paper Co.	225,400	11,375,938

Total Materials		94,928,137

Telecommunication Services 2.1%
Diversified Telecommunication Services 2.1%

Verizon Communications, Inc.	1,076,700	52,682,931

Total Telecommunication Services		52,682,931

Utilities 2.9%
Independent Power and Renewable Electricity Producers 1.0%

AES Corp. (The)	1,523,500	23,690,425

Multi-Utilities 1.9%

Public Service Enterprise Group, Inc.	1,170,200	47,732,458

Total Utilities		71,422,883

Total Common Stocks
(Cost: $2,106,706,122)		2,466,560,999

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	15,843,880	15,843,880

Total Money Market Funds
(Cost: $15,843,880)		15,843,880

Total Investments
(Cost: $2,122,550,002)		2,482,404,879

Other Assets & Liabilities, Net		11,281,462

Net Assets		2,493,686,341

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $2,044,460 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	59	USD	28,797,900	09/2014	270,459	—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,255,004	361,687,523	(387,098,647)	15,843,880	8,966	15,843,880

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	93

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

94	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	289,651,113	—	—	289,651,113

Consumer Staples	226,734,411	—	—	226,734,411

Energy	267,628,892	—	—	267,628,892

Financials	388,235,029	—	—	388,235,029

Health Care	336,089,513	—	—	336,089,513

Industrials	269,791,436	—	—	269,791,436

Information Technology	469,396,654	—	—	469,396,654

Materials	94,928,137	—	—	94,928,137

Telecommunication Services	52,682,931	—	—	52,682,931

Utilities	71,422,883	—	—	71,422,883

Total Equity Securities	2,466,560,999	—	—	2,466,560,999

Mutual Funds

Money Market Funds	15,843,880	—	—	15,843,880

Total Mutual Funds	15,843,880	—	—	15,843,880

Investments in Securities	2,482,404,879	—	—	2,482,404,879

Derivatives

Assets

Futures Contracts	270,459	—	—	270,459

Total	2,482,675,338	—	—	2,482,675,338

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	95

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Inflation-Indexed Bonds(a) 97.8%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Australia 1.9%
Australia Government Bond Senior Unsecured
02/21/22	1.250%	AUD	14,192,066	13,713,345
08/21/35	2.000%	AUD	2,730,177	2,785,215

Australia Government Index-Linked Bond Senior Unsecured
08/20/15	4.000%	AUD	205,947	202,047
08/20/20	4.000%	AUD	2,429,830	2,735,701
09/20/25	3.000%	AUD	2,826,315	3,193,346

New South Wales Treasury Corp.
11/20/25	2.750%	AUD	11,882,332	12,686,178

Total				35,315,832

Canada 3.7%
Canadian Government Bond
12/01/21	4.250%	CAD	15,400,211	19,066,409
12/01/26	4.250%	CAD	16,299,449	22,544,858
12/01/31	4.000%	CAD	7,123,584	10,549,348
12/01/36	3.000%	CAD	4,497,350	6,272,041
12/01/41	2.000%	CAD	4,502,360	5,511,450
12/01/44	1.500%	CAD	5,073,527	5,615,498

Total				69,559,604

Denmark 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	25,148,457	4,648,875

France 9.2%
France Government Bond OAT
07/25/18	0.250%	EUR	453,605	644,205
07/25/19	1.300%	EUR	17,134,680	25,806,670
07/25/20	2.250%	EUR	17,300,714	27,607,726
07/25/22	1.100%	EUR	2,044,838	3,085,093
07/25/23	2.100%	EUR	9,719,799	15,917,164
07/25/27	1.850%	EUR	4,501,896	7,318,104
07/25/29	3.400%	EUR	11,544,988	22,665,990
07/25/30	0.700%		2,282,440	3,175,913
07/25/32	3.150%	EUR	7,376,156	14,478,868
07/25/40	1.800%	EUR	25,665,623	44,048,269

French Treasury Note BTAN
07/25/16	0.450%	EUR	5,364,894	7,508,501

Total				172,256,503

Germany 10.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	16,080,206	23,181,219
04/15/30	0.500%	EUR	1,783,197	2,551,145

Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	79,640,019	112,222,690
04/15/20	1.750%	EUR	34,579,835	53,816,760
04/15/23	0.100%	EUR	866,914	1,227,022

Total				192,998,836

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Italy 1.4%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	13,594,864	19,390,163
09/15/41	2.550%	EUR	5,332,662	7,442,282

Total				26,832,445

Japan 3.0%
Japanese Government CPI-Linked Bond
Senior Unsecured
12/10/16	1.100%	JPY	1,018,000,000	11,236,060
06/10/17	1.200%	JPY	820,800,000	9,189,237
12/10/17	1.200%	JPY	152,850,000	1,727,123
09/10/23	0.100%	JPY	3,133,551,300	33,625,123

Total				55,777,543

New Zealand 0.8%
New Zealand Government Bond Senior Unsecured
09/20/30	3.000%	NZD	16,416,921	14,555,689

Sweden 1.4%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	62,360,175	11,742,286
06/01/22	0.250%	SEK	38,313,696	5,771,191
12/01/28	3.500%	SEK	36,793,422	7,766,607

Total				25,280,084

United Kingdom 23.7%
United Kingdom Gilt Inflation-Linked
07/17/24	2.500%	GBP	12,381,284	27,110,086
11/22/27	1.250%	GBP	19,722,077	40,159,415
07/22/30	4.125%	GBP	19,100,363	55,081,227
11/22/32	1.250%	GBP	20,664,949	44,141,275
03/22/34	0.750%	GBP	22,514,223	44,542,668
01/26/35	2.000%	GBP	3,630,375	8,838,738
11/22/37	1.125%	GBP	24,840,940	54,379,873
03/22/40	0.625%	GBP	12,935,664	25,937,629
11/22/42	0.625%	GBP	13,062,364	26,735,131
03/22/44	0.125%	GBP	917,546	1,634,682
11/22/47	0.750%	GBP	13,203,527	28,637,567
03/22/50	0.500%	GBP	11,791,917	24,203,302
03/22/52	0.250%	GBP	5,983,770	11,373,400
11/22/55	1.250%	GBP	10,468,910	27,956,492
03/22/62	0.375%	GBP	2,341,721	4,903,872
03/22/68	0.125%	GBP	770,671	1,467,861
Senior Unsecured
03/22/29	0.125%	GBP	8,631,113	15,186,426

Total				442,289,644

United States 42.2%
U.S. Treasury Inflation-Indexed Bond
07/15/18	1.375%		17,150,484	18,739,579
04/15/19	0.125%		61,716,750	63,548,997

The accompanying Notes to Financial Statements are an integral part of this statement.

96	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
01/15/20	1.375%		31,590,173	34,650,471
07/15/20	1.250%		26,823,206	29,394,451
01/15/21	1.125%		33,639,600	36,435,892
07/15/21	0.625%		14,620,854	15,401,008
01/15/22	0.125%		33,308,592	33,529,794
07/15/22	0.125%		45,524,986	45,834,419
01/15/23	0.125%		41,779,560	41,635,922
07/15/23	0.375%		52,366,788	53,381,394
01/15/24	0.625%		55,911,115	57,937,893
01/15/25	2.375%		50,219,961	60,840,679
01/15/26	2.000%		27,591,795	32,508,736
01/15/27	2.375%		24,840,005	30,481,394
01/15/28	1.750%		16,408,635	18,890,441
01/15/29	2.500%		47,695,919	60,178,847
04/15/32	3.375%		6,143,852	8,871,624
02/15/40	2.125%		32,861,626	41,808,729
02/15/41	2.125%		4,460,188	5,719,496
02/15/42	0.750%		68,956,698	64,910,871
02/15/43	0.625%		16,761,343	15,216,149
02/15/44	1.375%		17,409,720	19,147,976

Total				789,064,762

Total Inflation-Indexed Bonds
(Cost: $1,731,671,143)				$1,828,579,817

Foreign Government Obligations(a)(b) 1.6%
Brazil —%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,291,000	564,888

Greece —%
Hellenic Republic Government Bond Senior Unsecured(c)(d)

10/15/42	0.000%	EUR	12,871,600	248,514

Mexico 1.6%
Mexican Bonos
12/17/15	8.000%	MXN	348,130,000	28,646,912

Total Foreign Government Obligations
(Cost: $28,724,427)				29,460,314

Options Purchased Calls 0.1%
Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
OTC 3-Year Interest Rate Swap(e)
	86,400,000	1.66	01/07/15	962,686

OTC 30-Year Interest Rate Swap(e)
	14,785,000	3.35	05/15/17	865,546

OTC 5-Year Interest Rate Swap(e)
	72,300,000	1.65	09/05/14	148,439

Total Options Purchased Calls
(Cost: $2,009,651)				1,976,671

Options Purchased Puts 0.1%

OTC 3-Year Interest Rate Swap(e)
	86,400,000	1.66	01/07/15	234,438

OTC 30-Year Interest Rate Swap(e)
	14,785,000	4.35	05/15/17	625,943

OTC 5-Year Interest Rate Swap(e)
	72,300,000	2.04	07/03/14	7

Eurodollar Mid-Curve Futures
	2,025	97.75	09/12/14	88,594

US 10YR Note Futures
	544	122.00	07/25/14	8,500

US 10YR Note Futures
	544	124.00	07/25/14	93,500

Total Options Purchased Puts
(Cost: $3,012,827)				1,050,982

Money Market Funds —%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(f)(g)(h)	474,294	474,294

Total Money Market Funds
(Cost: $474,294)		474,294

Total Investments
(Cost: $1,765,892,342)		1,861,542,078

Other Assets & Liabilities, Net		8,003,093

Net Assets		1,869,545,171

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank Securities Inc.	07/01/2014	558,350,000 JPY	5,505,216 USD	—	(6,358)

Deutsche Bank Securities Inc.	07/02/2014	640,000 GBP	1,094,720 USD	—	(529)

Deutsche Bank Securities Inc.	07/03/2014	4,278,430 USD	3,124,000 EUR	—	(648)

Deutsche Bank Securities Inc.	07/07/2014	3,124,000 EUR	4,278,465 USD	683	—

Deutsche Bank Securities Inc.	07/07/2014	73,504,000 EUR	99,820,123 USD	—	(831,016)

Citigroup Global Markets Inc.	07/07/2014	85,973,000 GBP	146,276,955 USD	—	(850,926)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	97

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank Securities Inc.	07/07/2014	6,102,237,000 JPY	59,727,613 USD	—	(511,145)

Citigroup Global Markets Inc.	07/07/2014	3,009,818 USD	1,760,000 GBP	2,117	—

Deutsche Bank Securities Inc.	07/07/2014	1,094,680 USD	640,000 GBP	569	—

Deutsche Bank Securities Inc.	07/07/2014	5,505,444 USD	558,350,000 JPY	6,356	—

Citigroup Global Markets Inc.	07/23/2014	21,562,000 AUD	20,100,765 USD	—	(196,562)

Deutsche Bank Securities Inc.	07/23/2014	14,780,000 AUD	13,557,055 USD	—	(356,056)

Deutsche Bank Securities Inc.	07/23/2014	89,719,000 CAD	81,556,951 USD	—	(2,475,897)

Citigroup Global Markets Inc.	07/23/2014	24,723,619 DKK	4,601,523 USD	60,222	—

Deutsche Bank Securities Inc.	07/23/2014	1,375,000 EUR	1,882,738 USD	—	(207)

Citigroup Global Markets Inc.	07/23/2014	373,415,000 MXN	28,408,265 USD	—	(328,155)

Deutsche Bank Securities Inc.	07/23/2014	207,530,000 MXN	15,944,641 USD	—	(25,980)

Citigroup Global Markets Inc.	07/23/2014	9,280,000 NZD	7,991,546 USD	—	(116,540)

Deutsche Bank Securities Inc.	07/23/2014	6,710,000 NZD	5,745,679 USD	—	(116,956)

Citigroup Global Markets Inc.	07/23/2014	174,106,000 SEK	26,365,903 USD	315,408	—

Deutsche Bank Securities Inc.	07/23/2014	2,495,000 SEK	377,663 USD	4,350	—

Citigroup Global Markets Inc.	07/23/2014	19,759 USD	21,000 AUD	9	—

Deutsche Bank Securities Inc.	07/23/2014	152,610 USD	165,000 AUD	2,712	—

Citigroup Global Markets Inc.	07/23/2014	14,728,076 USD	16,147,000 CAD	395,569	—

Deutsche Bank Securities Inc.	07/23/2014	3,769,622 USD	2,205,000 GBP	3,369	—

Citigroup Global Markets Inc.	07/23/2014	1,081,852 USD	14,079,000 MXN	1,608	—

Deutsche Bank Securities Inc.	07/23/2014	14,968,405 USD	195,156,187 MXN	49,981	—

Citigroup Global Markets Inc.	07/23/2014	107,518 USD	123,000 NZD	—	(51)

Citigroup Global Markets Inc.	07/23/2014	14,191 USD	95,000 SEK	23	—

Citigroup Global Markets Inc.	07/23/2014	1,522,170 USD	10,008,000 SEK	—	(24,730)

Citigroup Global Markets Inc.	09/05/2014	72,740,000 EUR	100,853,283 USD	1,225,369	—

Deutsche Bank Securities Inc.	09/05/2014	144,205,000 EUR	199,958,979 USD	2,449,447	—

Citigroup Global Markets Inc.	09/05/2014	60,085,000 GBP	101,289,490 USD	—	(1,484,768)

Deutsche Bank Securities Inc.	09/05/2014	119,755,000 GBP	201,927,288 USD	—	(2,911,380)

Deutsche Bank Securities Inc.	09/12/2014	15,927,535 AUD	89,593,133 NOK	—	(374,845)

Citigroup Global Markets Inc.	09/12/2014	9,125,259 EUR	12,375,366 USD	—	(123,311)

Deutsche Bank Securities Inc.	09/12/2014	4,130,000 EUR	5,657,154 USD	379	—

Citigroup Global Markets Inc.	09/12/2014	843,378,301 JPY	8,297,954 USD	—	(31,600)

Deutsche Bank Securities Inc.	09/12/2014	85,797,424 NOK	14,990,000 AUD	112,501	—

Total				4,630,672	(10,767,660)

The accompanying Notes to Financial Statements are an integral part of this statement.

98	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, cash totaling $6,414,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO	(1,566)	USD	(389,483,775)	06/2015	121,060	—

AUST 10YR BOND	111	AUD	12,609,526	09/2014	278,683	—

CAN 10YR BOND	(93)	CAD	(11,851,497)	09/2014	—	(107,194)

JPN 10YR BOND (OSE)	(49)	JPY	(70,449,139)	09/2014	—	(216,542)

LONG GILT	682	GBP	128,295,839	09/2014	—	(113,654)

US 2YR NOTE	17	USD	3,733,094	09/2014	4,758	—

US 2YR NOTE	(396)	USD	(86,959,125)	09/2014	—	(45,602)

US 5YR NOTE	1,278	USD	152,671,081	09/2014	621,821	—

US 10YR NOTE	(484)	USD	(60,583,190)	09/2014	—	(81,720)

US LONG BOND	(972)	USD	(133,346,250)	09/2014	—	(1,298,064)

US ULTRA T-BOND	(47)	USD	(7,047,063)	09/2014	—	(20,859)

Total					1,026,322	(1,883,635)

Options Contracts Written Outstanding at June 30, 2014

Issuer	Puts/ Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value(a) ($)
OTC 10-Year Interest Rate Swap(i)	Put	50,100,000	3.85	703,582	01/2015	49,624

OTC 10-Year Interest Rate Swap(i)	Put	18,400,000	3.80	224,940	02/2015	32,542

OTC 10-Year Interest Rate Swap(i)	Call	18,400,000	2.80	224,940	02/2015	308,265

OTC 10-Year Interest Rate Swap(i)	Put	54,700,000	3.20	1,006,480	06/2015	1,006,480

US 10 YR Note Futures	Put	1,088	1.23	389,992	07/2014	51,000

Total						1,447,911

Interest Rate Swap Contracts Outstanding at June 30, 2014

At June 30, 2014, cash totaling $2,520,000 was pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.5838	03/03/2044	USD	5,600,000.00	(134)	—	(376,724)

Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	3.5825	03/03/2044	USD	5,500,000.00	(132)	—	(368,610)

Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	1.5550	11/30/2018	USD	141,600,000.00	(2,531)	244,390	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	99

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

Interest Rate Swap Contracts Outstanding at June 30, 2014 (continued)

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	2.6200	07/02/2024	USD	21,900,000.00	(455)	—	—

Total								244,390	(745,334)

*	Centrally cleared swap contract

Inflation Rate Swap Contracts Outstanding at June 30, 2014

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	07/02/2018	GBP	35,000,000	—	(185,773)

Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	07/02/2023	GBP	20,000,000	—	(456,236)

Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.27%	12/12/2021	GBP	29,000,000	—	(502,623)

Total						—	(1,144,632)

Inflation Indexed Floors Outstanding at June 30, 2014

At June 30, 2014, cash totaling $12,806 was received from broker as collateral to cover open inflation indexed floors.

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Deutsche Bank	Referenced index on expiration date if index exceeds premium amount paid, or $0	Premium equivalent to the referenced index plus 0.155%	November 15, 2015	EUR	22,425,000	24,430	(46,891)	—	(22,461)

Total									—	(22,461)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Principal and interest may not be guaranteed by the government.

(c)	Zero coupon bond.

(d)	Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

100	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	Purchased swaption contracts outstanding at June 30, 2014:

As June 30, 2014, cash totaling $1,487,194 was received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 3-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	1.660	1/9/2018	86,400,000.00	873,158	234,438

Call — OTC 3-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	1.660	1/9/2018	86,400,000.00	890,330	962,686

Put — OTC 5-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.038	7/7/2019	72,300,000.00	543,154	7

Put — OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	4.350	5/17/2047	14,785,000.00	794,694	625,943

Call — OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.350	5/17/2047	14,785,000.00	794,694	865,546

Call — OTC 5-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	1.650	9/9/2019	72,300,000.00	324,627	148,439

Total								2,837,059

(f)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	60,890,759	437,698,678	(498,115,143)	474,294	20,874	474,294

(h)	At June 30, 2014, cash or short-term securities were designated to cover open put and/or call options written.

(i)	Written swaption contracts outstanding at June 30, 2014:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Put — OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.850	01/27/2025	(50,100,000.00)	(703,582)	(49,624)

Put — OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.800	02/25/2025	(18,400,000.00)	(224,940)	(32,542)

Call — OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.800	02/25/2025	(18,400,000.00)	(224,940)	(308,265)

Put — OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.200	07/02/2025	(54,700,000)	(1,006,480)	(1,006,480)

Total								(1,396,911)

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	101

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

Currency Legend (continued)

JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

102	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Inflation-Indexed Bonds	—	1,828,579,817	—	1,828,579,817

Foreign Government Obligations	—	29,460,314	—	29,460,314

Total Bonds	—	1,858,040,131	—	1,858,040,131

Other

Options Purchased Calls	—	1,976,671	—	1,976,671

Options Purchased Puts	190,594	860,388	—	1,050,982

Total Other	190,594	2,837,059	—	3,027,653

Mutual Funds

Money Market Funds	474,294	—	—	474,294

Total Mutual Funds	474,294	—	—	474,294

Investments in Securities	664,888	1,860,877,190	—	1,861,542,078

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	4,630,672	—	4,630,672

Futures Contracts	1,026,322	—	—	1,026,322

Swap Contracts	—	244,390	—	244,390

Liabilities

Forward Foreign Currency Exchange Contracts	—	(10,767,660)	—	(10,767,660)

Futures Contracts	(1,883,635)	—	—	(1,883,635)

Options Contracts Written	(51,000)	(1,396,911)	—	(1,447,911)

Swap Contracts	—	(1,912,427)	—	(1,912,427)

Total	(243,425)	1,851,675,254	—	1,851,431,829

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	103

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.4%
Issuer	Shares	Value ($)
Consumer Discretionary 12.6%
Auto Components 2.2%

American Axle & Manufacturing Holdings, Inc.(a)	891,400	16,838,546

Dana Holding Corp.	818,348	19,984,058

Standard Motor Products, Inc.	104,000	4,645,680

Total		41,468,284

Automobiles 0.3%

Thor Industries, Inc.	85,500	4,862,385

Diversified Consumer Services 0.3%

Ascent Capital Group, Inc., Class A(a)	90,241	5,956,809

Hotels, Restaurants & Leisure 0.9%

Bob Evans Farms, Inc.	109,420	5,476,471

International Speedway Corp., Class A	207,340	6,900,275

Life Time Fitness, Inc.(a)	50,490	2,460,883

Monarch Casino & Resort, Inc.(a)	142,955	2,164,339

Total		17,001,968

Household Durables 1.8%

MDC Holdings, Inc.	81,460	2,467,423

Tempur Sealy International, Inc.(a)	272,300	16,256,310

Whirlpool Corp.	102,700	14,297,894

Total		33,021,627

Leisure Products 0.7%

Brunswick Corp.	311,200	13,110,856

Media 0.8%

John Wiley & Sons, Inc., Class A	161,200	9,767,108

Meredith Corp.	63,660	3,078,598

Rentrak Corp.(a)	40,330	2,115,308

Total		14,961,014

Multiline Retail 0.2%

Big Lots, Inc.(a)	93,640	4,279,348

Specialty Retail 5.3%

Aaron’s, Inc.	68,650	2,446,686

Abercrombie & Fitch Co., Class A	153,130	6,622,872

Asbury Automotive Group, Inc.(a)	56,410	3,877,623

Ascena Retail Group, Inc.(a)	486,808	8,324,417

Brown Shoe Co., Inc.	358,200	10,248,102

Cato Corp. (The), Class A	217,200	6,711,480

Children’s Place, Inc. (The)	98,020	4,864,733

Finish Line, Inc., Class A (The)	224,400	6,673,656

Francesca’s Holdings Corp.(a)	206,830	3,048,674

Genesco, Inc.(a)	23,540	1,933,340

Group 1 Automotive, Inc.	45,740	3,856,339

Common Stocks (continued)
Issuer	Shares	Value ($)
Men’s Wearhouse, Inc. (The)	274,250	15,303,150

Outerwall, Inc.(a)	103,950	6,169,433

PEP Boys-Manny, Moe & Jack (The)(a)	288,510	3,306,325

Pier 1 Imports, Inc.	388,300	5,983,703

Stage Stores, Inc.	559,239	10,452,177

Total		99,822,710

Textiles, Apparel & Luxury Goods 0.1%

Iconix Brand Group, Inc.(a)	62,560	2,686,326

Total Consumer Discretionary		237,171,327

Consumer Staples 1.7%
Food & Staples Retailing 0.9%

Casey’s General Stores, Inc.	64,700	4,547,763

Ingles Markets, Inc., Class A	238,510	6,284,738

SpartanNash Co.	83,580	1,756,016

Village Super Market, Inc., Class A	162,250	3,833,968

Total		16,422,485

Food Products 0.7%

Dean Foods Co.	686,400	12,073,776

Industrias Bachoco SAB de CV, ADR	34,561	1,858,345

Total		13,932,121

Tobacco 0.1%

Alliance One International, Inc.(a)	494,773	1,236,932

Total Consumer Staples		31,591,538

Energy 6.9%
Energy Equipment & Services 2.6%

Bristow Group, Inc.	143,880	11,599,606

Gulfmark Offshore, Inc., Class A	97,045	4,384,493

Newpark Resources, Inc.(a)	289,550	3,607,793

Nuverra Environmental Solutions, Inc.(a)	142,658	2,868,853

Ocean Rig UDW, Inc.	272,610	5,160,507

Parker Drilling Co.(a)	682,652	4,450,891

PHI, Inc.(a)	78,081	3,480,070

Tetra Technologies, Inc.(a)	558,020	6,573,476

Tidewater, Inc.	97,387	5,468,280

Total		47,593,969

Oil, Gas & Consumable Fuels 4.3%

Advantage Oil & Gas Ltd.(a)	1,153,025	7,748,328

Ardmore Shipping Corp.	262,400	3,628,992

Comstock Resources, Inc.	203,300	5,863,172

Delek U.S. Holdings, Inc.	110,350	3,115,181

The accompanying Notes to Financial Statements are an integral part of this statement.

104	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy XXI Bermuda Ltd.	298,200	7,046,466

Evolution Petroleum Corp.	566,753	6,205,945

Green Plains, Inc.	81,490	2,678,576

LinnCo LLC	363,452	11,372,413

Miller Energy Resources Inc(a)	730,940	4,678,016

Nordic American Tankers Ltd.	277,000	2,639,810

Northern Oil and Gas, Inc.(a)	228,410	3,720,799

Stone Energy Corp.(a)	74,860	3,502,700

VAALCO Energy, Inc.(a)	374,780	2,709,659

W&T Offshore, Inc.	145,790	2,386,582

Western Refining, Inc.	212,600	7,983,130

WPX Energy, Inc.(a)	253,000	6,049,230

Total		81,328,999

Total Energy		128,922,968

Financials 20.7%
Banks 7.6%

1st Source Corp.	88,835	2,720,128

Banco Latinoamericano de Comercio Exterior SA, Class E	74,370	2,206,558

BancorpSouth, Inc.	102,320	2,514,002

Bank of the Ozarks, Inc.	203,400	6,803,730

BBCN Bancorp, Inc.	160,350	2,557,583

Boston Private Financial Holdings, Inc.	282,190	3,792,634

City National Corp.	206,600	15,652,016

Community Bank System, Inc.	91,700	3,319,540

First Citizens BancShares Inc., Class A	14,725	3,607,625

Glacier Bancorp, Inc.	126,800	3,598,584

Hancock Holding Co.	201,000	7,099,320

Hanmi Financial Corp.	308,100	6,494,748

Iberiabank Corp.	106,300	7,354,897

OFG Bancorp	210,110	3,868,125

Old National Bancorp	242,790	3,467,041

PacWest Bancorp	92,900	4,010,493

Pinnacle Financial Partners, Inc.	97,020	3,830,350

PrivateBancorp, Inc.	127,650	3,709,509

Prosperity Bancshares, Inc.	215,900	13,515,340

Susquehanna Bancshares, Inc.	510,800	5,394,048

Texas Capital Bancshares, Inc.(a)	61,850	3,336,807

Tompkins Financial Corp.	36,250	1,746,525

Umpqua Holdings Corp.	144,910	2,596,787

Valley National Bancorp	451,100	4,470,401

Common Stocks (continued)
Issuer	Shares	Value ($)
Webster Financial Corp.	263,780	8,319,621

Westamerica Bancorporation	108,100	5,651,468

Wintrust Financial Corp.	230,336	10,595,456

Total		142,233,336

Capital Markets 1.7%

Capital Southwest Corp.	123,696	4,454,293

FXCM, Inc., Class A	455,300	6,811,288

Greenhill & Co., Inc.	234,500	11,549,125

Janus Capital Group, Inc.	698,700	8,719,776

Total		31,534,482

Consumer Finance 0.6%

Cash America International, Inc.	197,204	8,761,773

World Acceptance Corp.(a)	43,180	3,279,953

Total		12,041,726

Diversified Financial Services 0.3%

Pico Holdings, Inc.(a)	258,580	6,143,861

Insurance 6.0%

American Equity Investment Life Holding Co.	109,600	2,696,160

American National Insurance Co.	68,826	7,859,929

Argo Group International Holdings Ltd.	40,530	2,071,488

Endurance Specialty Holdings Ltd.	157,200	8,109,948

Hilltop Holdings, Inc.(a)	204,210	4,341,505

Horace Mann Educators Corp.	352,472	11,021,799

Maiden Holdings Ltd.	269,900	3,263,091

Montpelier Re Holdings Ltd.	722,440	23,081,958

Navigators Group, Inc. (The)(a)	46,306	3,104,817

Platinum Underwriters Holdings Ltd.	267,909	17,373,899

Primerica, Inc.	131,700	6,301,845

Selective Insurance Group, Inc.	141,540	3,498,869

StanCorp Financial Group, Inc.	80,900	5,177,600

Symetra Financial Corp.	118,980	2,705,605

White Mountains Insurance Group Ltd.	21,857	13,298,673

Total		113,907,186

Real Estate Investment Trusts (REITs) 3.9%

American Campus Communities, Inc.	149,700	5,724,528

Ashford Hospitality Trust, Inc.	212,490	2,452,135

Chesapeake Lodging Trust	143,800	4,347,074

Corporate Office Properties Trust	112,760	3,135,856

CubeSmart	187,160	3,428,771

DuPont Fabros Technology, Inc.	205,363	5,536,586

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	105

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
FelCor Lodging Trust, Inc.	342,970	3,604,615

Geo Group Inc/the	223,229	7,975,972

Granite Real Estate Investment Trust	710,800	26,448,868

LaSalle Hotel Properties	68,370	2,412,777

Post Properties, Inc.	92,400	4,939,704

Sunstone Hotel Investors, Inc.	246,400	3,678,752

Total		73,685,638

Thrifts & Mortgage Finance 0.6%

Astoria Financial Corp.	255,390	3,434,996

Dime Community Bancshares, Inc.	238,860	3,771,599

Home Loan Servicing Solutions Ltd.	156,690	3,561,564

Total		10,768,159

Total Financials		390,314,388

Health Care 4.9%
Biotechnology 0.6%

Myriad Genetics, Inc.(a)	190,172	7,401,494

NPS Pharmaceuticals, Inc.(a)	102,350	3,382,668

Total		10,784,162

Health Care Equipment & Supplies 1.4%

Haemonetics Corp.(a)	463,800	16,362,864

ICU Medical, Inc.(a)	33,909	2,062,006

West Pharmaceutical Services, Inc.	204,700	8,634,246

Total		27,059,116

Health Care Providers & Services 1.8%

Ensign Group, Inc. (The)	128,077	3,980,633

HealthSouth Corp.	460,500	16,518,135

Molina Healthcare, Inc.(a)	92,570	4,131,399

Owens & Minor, Inc.	198,690	6,751,486

WellCare Health Plans, Inc.(a)	26,290	1,962,812

Total		33,344,465

Life Sciences Tools & Services 0.7%

Covance, Inc.(a)	111,900	9,576,402

Nordion, Inc.(a)	259,291	3,256,695

Total		12,833,097

Pharmaceuticals 0.4%

Lannett Co., Inc.(a)	83,720	4,154,186

Questcor Pharmaceuticals, Inc.	39,300	3,634,857

Total		7,789,043

Total Health Care		91,809,883

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.6%
Aerospace & Defense 1.7%

Astronics Corp.(a)	42,420	2,394,609

Cubic Corp.	271,383	12,079,257

Curtiss-Wright Corp.	97,000	6,359,320

Esterline Technologies Corp.(a)	30,570	3,519,218

GenCorp, Inc.(a)	153,210	2,926,311

Moog, Inc., Class A(a)	42,540	3,100,741

Teledyne Technologies, Inc.(a)	24,340	2,365,118

Total		32,744,574

Air Freight & Logistics 1.4%

Air Transport Services Group, Inc.(a)	636,087	5,324,048

Forward Air Corp.	341,950	16,362,307

UTi Worldwide, Inc.	372,790	3,854,649

Total		25,541,004

Airlines 1.1%

Air France-KLM, ADR(a)	387,650	4,872,761

JetBlue Airways Corp.(a)	1,535,032	16,655,097

Total		21,527,858

Building Products 1.5%

Gibraltar Industries, Inc.(a)	359,963	5,583,026

Ply Gem Holdings, Inc.(a)	103,530	1,045,653

Simpson Manufacturing Co., Inc.	228,500	8,308,260

Trex Co., Inc.(a)	362,400	10,444,368

Universal Forest Products, Inc.	52,410	2,529,831

Total		27,911,138

Commercial Services & Supplies 3.7%

ABM Industries, Inc.	124,800	3,367,104

Brink’s Co. (The)	439,875	12,413,273

Cenveo, Inc.(a)	854,280	3,169,379

G&K Services, Inc., Class A	92,400	4,811,268

Herman Miller, Inc.	279,900	8,464,176

Mobile Mini, Inc.	372,800	17,853,392

Progressive Waste Solutions Ltd.	237,260	6,090,464

SP Plus Corp.(a)	237,680	5,083,975

Unifirst Corp.	77,424	8,206,944

Total		69,459,975

Construction & Engineering 1.1%

Aegion Corp.(a)	350,000	8,144,500

Comfort Systems U.S.A., Inc.	387,918	6,129,105

EMCOR Group, Inc.	48,740	2,170,392

Tutor Perini Corp.(a)	101,710	3,228,275

Total		19,672,272

The accompanying Notes to Financial Statements are an integral part of this statement.

106	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.0%

Actuant Corp., Class A	134,100	4,635,837

American Railcar Industries, Inc.	33,670	2,281,816

Barnes Group, Inc.	343,370	13,233,480

CIRCOR International, Inc.	31,550	2,433,451

Federal Signal Corp.	143,260	2,098,759

Harsco Corp.	143,460	3,820,340

Meritor, Inc.(a)	294,700	3,842,888

Oshkosh Corp.	248,400	13,793,652

Tecumseh Products Co.(a)	29,977	152,583

Tennant Co.	53,670	4,096,094

Terex Corp.	355,800	14,623,380

Watts Water Technologies, Inc., Class A	149,970	9,257,648

Total		74,269,928

Professional Services 0.3%

Insperity, Inc.	156,090	5,150,970

Korn/Ferry International(a)	33,783	992,207

Total		6,143,177

Road & Rail 1.6%

Con-way, Inc.	131,700	6,638,997

Heartland Express, Inc.	362,130	7,727,854

Knight Transportation, Inc.	141,330	3,359,414

Marten Transport Ltd.	206,419	4,613,465

Quality Distribution, Inc.(a)	172,000	2,555,920

Werner Enterprises, Inc.	195,640	5,186,416

Total		30,082,066

Trading Companies & Distributors 2.2%

AerCap Holdings NV(a)	613,800	28,112,040

Aircastle Ltd.	324,880	5,773,118

DXP Enterprises, Inc.(a)	46,860	3,539,804

Rush Enterprises, Inc., Class A(a)	69,770	2,418,926

TAL International Group, Inc.	52,600	2,333,336

Total		42,177,224

Total Industrials		349,529,216

Information Technology 16.2%
Communications Equipment 0.4%

Plantronics, Inc.	159,570	7,667,338

Electronic Equipment, Instruments & Components 5.8%

Celestica, Inc.(a)	420,861	5,286,014

Electro Rent Corp.	186,840	3,125,833

FARO Technologies, Inc.(a)	136,900	6,724,528

Common Stocks (continued)
Issuer	Shares	Value ($)
II-VI, Inc.(a)	770,900	11,147,214

Insight Enterprises, Inc.(a)	94,750	2,912,615

Knowles Corp.(a)	94,080	2,892,019

Littelfuse, Inc.	121,600	11,302,720

Mercury Systems, Inc.(a)	436,500	4,949,910

OSI Systems, Inc.(a)	39,480	2,635,290

Park Electrochemical Corp.	239,300	6,750,653

Plexus Corp.(a)	396,940	17,183,533

Sanmina Corp.(a)	1,016,693	23,160,267

Vishay Intertechnology, Inc.	767,600	11,890,124

Total		109,960,720

Internet Software & Services 0.5%

j2 Global, Inc.	171,046	8,699,399

IT Services 2.9%

Blackhawk Network Holdings, Inc.(a)	290,645	8,202,002

CACI International, Inc., Class A(a)	37,640	2,642,704

Computer Services, Inc.	151,489	5,161,988

Convergys Corp.	343,630	7,367,427

CSG Systems International, Inc.	314,335	8,207,287

DST Systems, Inc.	30,800	2,838,836

Heartland Payment Systems, Inc.	74,700	3,078,387

MAXIMUS, Inc.	141,000	6,065,820

NeuStar, Inc., Class A(a)	210,278	5,471,433

Sykes Enterprises, Inc.(a)	270,386	5,875,488

Total		54,911,372

Semiconductors & Semiconductor Equipment 4.0%

Ambarella, Inc.(a)	76,000	2,369,680

Axcelis Technologies, Inc.(a)	625,000	1,250,000

Brooks Automation, Inc.	986,000	10,619,220

Canadian Solar, Inc.(a)	103,860	3,246,664

Diodes, Inc.(a)	407,300	11,795,408

Fairchild Semiconductor International, Inc.(a)	756,100	11,795,160

Intersil Corp., Class A	294,937	4,409,308

Micron Technology, Inc.(a)	560,000	18,452,000

Monolithic Power Systems, Inc.	92,230	3,905,941

Photronics, Inc.(a)	964,599	8,295,551

Total		76,138,932

Software 2.4%

ACI Worldwide, Inc.(a)	39,064	2,180,943

Aspen Technology, Inc.(a)	26,580	1,233,312

Blackbaud, Inc.	102,380	3,659,061

Manhattan Associates, Inc.(a)	82,740	2,848,738

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	107

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Mentor Graphics Corp.	553,020	11,928,641

NICE Systems Ltd., ADR	233,400	9,525,054

Rovi Corp.(a)	308,960	7,402,682

Take-Two Interactive Software, Inc.(a)	133,090	2,959,922

Verint Systems, Inc.(a)	51,010	2,502,041

Total		44,240,394

Technology Hardware, Storage & Peripherals 0.2%

Super Micro Computer, Inc.(a)	127,210	3,214,597

Total Information Technology		304,832,752

Materials 7.7%
Chemicals 3.6%

American Vanguard Corp.	347,610	4,595,404

Calgon Carbon Corp.(a)	156,570	3,496,208

H.B. Fuller Co.	69,430	3,339,583

Innophos Holdings, Inc.	240,939	13,870,858

Intrepid Potash, Inc.(a)	204,380	3,425,409

Kraton Performance Polymers, Inc.(a)	196,250	4,394,038

Minerals Technologies, Inc.	38,850	2,547,783

PolyOne Corp.	353,200	14,883,848

Scotts Miracle-Gro Co., Class A	246,300	14,004,618

Sensient Technologies Corp.	54,820	3,054,570

Total		67,612,319

Containers & Packaging 0.3%

Greif, Inc., Class A	99,400	5,423,264

Metals & Mining 2.1%

AuRico Gold, Inc.	3,594,718	15,313,499

Coeur Mining, Inc.(a)	566,021	5,196,073

Commercial Metals Co.	112,360	1,944,952

Compass Minerals International, Inc.	89,671	8,585,101

Pan American Silver Corp.	370,400	5,685,640

SunCoke Energy, Inc.(a)	100,820	2,167,630

Total		38,892,895

Paper & Forest Products 1.7%

Clearwater Paper Corp.(a)	51,870	3,201,416

Resolute Forest Products, Inc.(a)	1,178,261	19,771,220

Schweitzer-Mauduit International, Inc.	231,100	10,089,826

Total		33,062,462

Total Materials		144,990,940

Telecommunication Services 0.7%
Diversified Telecommunication Services 0.2%

Atlantic Tele-Network, Inc.	59,783	3,467,414

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.5%

NTELOS Holdings Corp.	214,487	2,672,508

Telephone & Data Systems, Inc.	272,150	7,105,837

Total		9,778,345

Total Telecommunication Services		13,245,759

Utilities 2.4%
Electric Utilities 1.7%

Allete, Inc.	34,660	1,779,791

Cleco Corp.	65,300	3,849,435

El Paso Electric Co.	122,500	4,925,725

IDACORP, Inc.	40,660	2,351,368

PNM Resources, Inc.	100,350	2,943,265

Portland General Electric Co.	290,410	10,068,515

UIL Holdings Corp.	74,370	2,878,863

Unitil Corp.	67,261	2,275,439

UNS Energy Corp.	29,120	1,759,139

Total		32,831,540

Gas Utilities 0.4%

Southwest Gas Corp.	62,180	3,282,482

WGL Holdings, Inc.	107,400	4,628,940

Total		7,911,422

Multi-Utilities 0.3%

Black Hills Corp.	42,580	2,613,986

NorthWestern Corp.	51,660	2,696,136

Total		5,310,122

Total Utilities		46,053,084

Total Common Stocks
(Cost: $1,312,402,507)		1,738,461,855

Rights —%
Industrials —%
Airlines —%

American Airlines Escrow(a)(b)(c)	185,100	—

Total Industrials		—

Total Rights
(Cost: $—)		—

Limited Partnerships 0.1%
Financials 0.1%
Capital Markets 0.1%

AllianceBernstein Holding LP	92,390	2,391,053

Total Financials		2,391,053

Total Limited Partnerships
(Cost: $2,110,225)		2,391,053

The accompanying Notes to Financial Statements are an integral part of this statement.

108	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2014 (Unaudited)

Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(d)(e)	141,502,803	141,502,803

Total Money Market Funds
(Cost: $141,502,803)		141,502,803

Total Investments
(Cost: $1,456,015,535)		1,882,355,711

Other Assets & Liabilities, Net		(307,980)

Net Assets		1,882,047,731

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Negligible market value.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	191,400,100	205,065,306	(254,962,603)	141,502,803	83,075	141,502,803

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	109

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Partners Small Cap Value Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	237,171,327	—	—		237,171,327

Consumer Staples	31,591,538	—	—		31,591,538

Energy	128,922,968	—	—		128,922,968

Financials	390,314,388	—	—		390,314,388

Health Care	91,809,883	—	—		91,809,883

Industrials	349,529,216	—	—		349,529,216

Information Technology	304,832,752	—	—		304,832,752

Materials	144,990,940	—	—		144,990,940

Telecommunication Services	13,245,759	—	—		13,245,759

Utilities	46,053,084	—	—		46,053,084

Rights

Industrials	—	—	0	(a)	0	(a)

Total Equity Securities	1,738,461,855	—	0	(a)	1,738,461,855

Other

Limited Partnerships	2,391,053	—	—		2,391,053

Total Other	2,391,053	—	—		2,391,053

Mutual Funds

Money Market Funds	141,502,803	—	—		141,502,803

Total Mutual Funds	141,502,803	—	—		141,502,803

Total	1,882,355,711	—	0	(a)	1,882,355,711

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

110	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 8.7%
Auto Components 0.8%

Delphi Automotive PLC	198,525	13,646,609

Distributors 0.6%

Genuine Parts Co.	128,900	11,317,420

Hotels, Restaurants & Leisure 0.5%

McDonald’s Corp.	92,100	9,278,154

Media 2.3%

Time Warner, Inc.	327,600	23,013,900

Viacom, Inc., Class B	200,800	17,415,384

Total		40,429,284

Multiline Retail 1.1%

Macy’s, Inc.	320,750	18,609,915

Specialty Retail 2.5%

Home Depot, Inc. (The)	337,700	27,340,192

TJX Companies, Inc. (The)	290,750	15,453,362

Total		42,793,554

Textiles, Apparel & Luxury Goods 0.9%

Nike, Inc., Class B	200,525	15,550,714

Total Consumer Discretionary		151,625,650

Consumer Staples 7.8%
Beverages 2.7%

Diageo PLC, ADR	85,650	10,900,676

PepsiCo, Inc.	401,700	35,887,878

Total		46,788,554

Food & Staples Retailing 1.5%

CVS Caremark Corp.	338,700	25,527,819

Food Products 0.8%

Archer-Daniels-Midland Co.	322,800	14,238,708

Household Products 2.1%

Colgate-Palmolive Co.	119,900	8,174,782

Procter & Gamble Co. (The)	363,200	28,543,888

Total		36,718,670

Tobacco 0.7%

Philip Morris International, Inc.	139,600	11,769,676

Total Consumer Staples		135,043,427

Energy 11.6%
Energy Equipment & Services 2.5%

Halliburton Co.	157,200	11,162,772

Helmerich & Payne, Inc.	90,550	10,513,761

Oceaneering International, Inc.	168,300	13,149,279

Common Stocks (continued)
Issuer	Shares	Value ($)
Seadrill Ltd.	214,800	8,581,260

Total		43,407,072

Oil, Gas & Consumable Fuels 9.1%

Chevron Corp.	374,400	48,877,920

Devon Energy Corp.	207,000	16,435,800

Kinder Morgan, Inc.	534,900	19,395,474

Marathon Petroleum Corp.	204,800	15,988,736

Occidental Petroleum Corp.	336,300	34,514,469

Suncor Energy, Inc.	563,350	24,015,610

Total		159,228,009

Total Energy		202,635,081

Financials 15.1%
Banks 4.7%

First Republic Bank	217,700	11,971,323

JPMorgan Chase & Co.	675,475	38,920,870

PNC Financial Services Group, Inc. (The)	112,708	10,036,647

U.S. Bancorp	492,950	21,354,594

Total		82,283,434

Capital Markets 4.4%

Ares Capital Corp.	448,600	8,011,996

Franklin Resources, Inc.	172,200	9,960,048

Goldman Sachs Group, Inc. (The)	92,100	15,421,224

T. Rowe Price Group, Inc.	285,575	24,105,386

Waddell & Reed Financial, Inc., Class A	304,700	19,071,173

Total		76,569,827

Consumer Finance 1.1%

Discover Financial Services	308,700	19,133,226

Diversified Financial Services 1.0%

Moody’s Corp.	189,295	16,593,599

Insurance 3.9%

ACE Ltd.	117,500	12,184,750

Arthur J Gallagher & Co.	279,900	13,043,340

Marsh & McLennan Companies, Inc.	380,000	19,691,600

Validus Holdings Ltd.	224,900	8,600,176

XL Group PLC	452,400	14,807,052

Total		68,326,918

Total Financials		262,907,004

Health Care 16.1%
Health Care Equipment & Supplies 6.2%

Abbott Laboratories	332,600	13,603,340

Becton Dickinson and Co.	150,040	17,749,732

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	111

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Covidien PLC	224,750	20,267,955

Medtronic, Inc.	415,600	26,498,656

St. Jude Medical, Inc.	242,400	16,786,200

Stryker Corp.	148,600	12,529,952

Total		107,435,835

Health Care Providers & Services 3.0%

Aetna, Inc.	175,400	14,221,432

Cardinal Health, Inc.	348,300	23,879,448

UnitedHealth Group, Inc.	172,500	14,101,875

Total		52,202,755

Pharmaceuticals 6.9%

Bristol-Myers Squibb Co.	320,100	15,528,051

Johnson & Johnson	490,450	51,310,879

Merck & Co., Inc.	491,950	28,459,308

Pfizer, Inc.	833,500	24,738,280

Total		120,036,518

Total Health Care		279,675,108

Industrials 17.7%
Aerospace & Defense 4.5%

Honeywell International, Inc.	417,100	38,769,445

Lockheed Martin Corp.	82,150	13,203,969

United Technologies Corp.	222,300	25,664,535

Total		77,637,949

Air Freight & Logistics 0.7%

United Parcel Service, Inc., Class B	124,200	12,750,372

Commercial Services & Supplies 1.1%

Tyco International Ltd.	432,400	19,717,440

Construction & Engineering 0.8%

Fluor Corp.	174,700	13,434,430

Electrical Equipment 2.1%

Eaton Corp. PLC	249,025	19,219,749

Emerson Electric Co.	253,400	16,815,624

Total		36,035,373

Industrial Conglomerates 1.0%

3M Co.	124,800	17,876,352

Machinery 2.3%

Caterpillar, Inc.	81,050	8,807,703

Cummins, Inc.	54,300	8,377,947

Snap-On, Inc.	191,080	22,646,802

Total		39,832,452

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.1%

Equifax, Inc.	185,840	13,480,834

Nielsen NV	243,900	11,807,199

Robert Half International, Inc.	237,600	11,343,024

Total		36,631,057

Road & Rail 2.0%

Ryder System, Inc.	147,000	12,949,230

Union Pacific Corp.	216,250	21,570,937

Total		34,520,167

Trading Companies & Distributors 0.5%

WW Grainger, Inc.	31,950	8,123,927

Transportation Infrastructure 0.6%

Macquarie Infrastructure Co., LLC	172,153	10,737,183

Total Industrials		307,296,702

Information Technology 13.4%

Communications Equipment 1.6%

QUALCOMM, Inc.	339,400	26,880,480

IT Services 3.1%

Accenture PLC, Class A	241,000	19,482,440

Automatic Data Processing, Inc.	191,500	15,182,120

International Business Machines Corp.	105,100	19,051,477

Total		53,716,037

Semiconductors & Semiconductor Equipment 4.5%

Applied Materials, Inc.	762,400	17,192,120

Avago Technologies Ltd.	321,600	23,177,712

Intel Corp.	859,320	26,552,988

Xilinx, Inc.	231,000	10,928,610

Total		77,851,430

Software 3.1%

Microsoft Corp.	1,031,350	43,007,295

Oracle Corp.	274,425	11,122,445

Total		54,129,740

Technology Hardware, Storage & Peripherals 1.1%

Apple, Inc.	213,290	19,821,040

Total Information Technology		232,398,727

Materials 2.2%
Chemicals 1.0%

LyondellBasell Industries NV, Class A	178,925	17,472,026

Paper & Forest Products 1.2%

International Paper Co.	402,900	20,334,363

Total Materials		37,806,389

The accompanying Notes to Financial Statements are an integral part of this statement.

112	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.3%

Verizon Communications, Inc.	817,900	40,019,847

Total Telecommunication Services		40,019,847

Utilities 2.5%
Electric Utilities 1.1%

NextEra Energy, Inc.	188,900	19,358,472

Gas Utilities 0.5%

Laclede Group, Inc. (The)	185,900	9,025,445

Multi-Utilities 0.9%

Wisconsin Energy Corp.	335,700	15,751,044

Total Utilities		44,134,961

Total Common Stocks
(Cost: $1,394,491,388)		1,693,542,896

Mutual Funds 1.5%
Issuer	Shares	Value ($)
Kayne Anderson MLP Investment Co.	696,200	27,437,242

Total Mutual Funds
(Cost: $23,494,747)		27,437,242

Money Market Funds 1.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.095%(a)(b)	22,049,943	22,049,943

Total Money Market Funds
(Cost: $22,049,943)		22,049,943

Total Investments
(Cost: $1,440,036,078)		1,743,030,081

Other Assets & Liabilities, Net		(3,886,669)

Net Assets		1,739,143,412

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at June 30, 2014.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,103,780	95,815,270	(102,869,107)	22,049,943	10,042	22,049,943

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	113

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Sit Dividend Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	151,625,650	—	—	151,625,650

Consumer Staples	135,043,427	—	—	135,043,427

Energy	202,635,081	—	—	202,635,081

Financials	262,907,004	—	—	262,907,004

Health Care	279,675,108	—	—	279,675,108

Industrials	307,296,702	—	—	307,296,702

Information Technology	232,398,727	—	—	232,398,727

Materials	37,806,389	—	—	37,806,389

Telecommunication Services	40,019,847	—	—	40,019,847

Utilities	44,134,961	—	—	44,134,961

Total Equity Securities	1,693,542,896	—	—	1,693,542,896

Mutual Funds

Equity Funds	27,437,242	—	—	27,437,242

Money Market Funds	22,049,943	—	—	22,049,943

Total Mutual Funds	49,487,185	—	—	49,487,185

Total	1,743,030,081	—	—	1,743,030,081

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

114	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%
Issuer	Shares	Value (S)
Consumer Discretionary 9.6%
Auto Components 2.5%

Autoliv, Inc.	94,100	10,029,178

Johnson Controls, Inc.	303,200	15,138,776

Total		25,167,954

Automobiles 1.1%

Harley-Davidson, Inc.	160,000	11,176,000

Hotels, Restaurants & Leisure 1.4%

Marriott International, Inc., Class A	211,700	13,569,970

Media 1.4%

Gannett Co., Inc.	440,100	13,779,531

Multiline Retail 1.5%

Nordstrom, Inc.	210,700	14,312,851

Specialty Retail 1.7%

Chico’s FAS, Inc.	380,900	6,460,064

Penske Automotive Group, Inc.	150,000	7,425,000

Sally Beauty Holdings, Inc.(a)	118,500	2,971,980

Total		16,857,044

Total Consumer Discretionary		94,863,350

Consumer Staples 4.1%
Food & Staples Retailing 1.4%

Casey’s General Stores, Inc.	204,600	14,381,334

Food Products 2.7%

Ingredion, Inc.	175,900	13,199,536

JM Smucker Co. (The)	125,900	13,417,163

Total		26,616,699

Total Consumer Staples		40,998,033

Energy 5.2%
Energy Equipment & Services 0.7%

Helmerich & Payne, Inc.	60,000	6,966,600

Oil, Gas & Consumable Fuels 4.5%

Cimarex Energy Co.	45,100	6,470,046

Devon Energy Corp.	350,900	27,861,460

Energen Corp.	120,000	10,665,600

Total		44,997,106

Total Energy		51,963,706

Financials 22.2%
Banks 5.7%

City National Corp.	133,800	10,136,688

Cullen/Frost Bankers, Inc.	208,800	16,582,896

Fifth Third Bancorp	760,000	16,226,000

Common Stocks (continued)
Issuer	Shares	Value (S)
SunTrust Banks, Inc.	332,509	13,320,310

Total		56,265,894

Capital Markets 1.5%

Invesco Ltd.	387,200	14,616,800

Insurance 9.9%

Alleghany Corp.(a)	48,000	21,029,760

Chubb Corp. (The)	165,500	15,254,135

Markel Corp.(a)	32,200	21,111,608

Marsh & McLennan Companies, Inc.	263,100	13,633,842

Willis Group Holdings PLC	415,869	18,007,128

WR Berkley Corp.	206,413	9,558,986

Total		98,595,459

Real Estate Investment Trusts (REITs) 3.2%

Alexandria Real Estate Equities, Inc.	236,723	18,379,174

DDR Corp.	769,100	13,559,233

Total		31,938,407

Real Estate Management & Development 1.9%

Jones Lang LaSalle, Inc.	145,500	18,389,745

Total Financials		219,806,305

Health Care 6.7%
Health Care Equipment & Supplies 4.1%

Becton Dickinson and Co.	129,800	15,355,340

CareFusion Corp.(a)	568,000	25,190,800

Total		40,546,140

Health Care Providers & Services 2.1%

Patterson Companies, Inc.	542,372	21,429,118

Pharmaceuticals 0.5%

Hospira, Inc.(a)	93,200	4,787,684

Total Health Care		66,762,942

Industrials 18.0%
Airlines 0.9%

Southwest Airlines Co.	321,000	8,622,060

Building Products 1.4%

Masco Corp.	623,800	13,848,360

Commercial Services & Supplies 4.2%

Cintas Corp.	196,700	12,498,318

Clean Harbors, Inc.(a)	143,200	9,200,600

Republic Services, Inc.	511,700	19,429,249

Total		41,128,167

Construction & Engineering 1.2%

MasTec, Inc.(a)	391,000	12,050,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	115

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value (S)
Electrical Equipment 2.7%

Hubbell, Inc., Class B	59,600	7,339,740

Regal-Beloit Corp.	158,900	12,483,184

Rockwell Automation, Inc.	58,525	7,324,989

Total		27,147,913

Machinery 6.9%

Allison Transmission Holdings, Inc.	439,800	13,677,780

Dover Corp.	111,000	10,095,450

Ingersoll-Rand PLC	174,500	10,907,995

Kennametal, Inc.	269,300	12,463,204

Parker Hannifin Corp.	98,760	12,417,095

Xylem, Inc.	215,200	8,410,016

Total		67,971,540

Professional Services 0.7%

Robert Half International, Inc.	155,800	7,437,892

Total Industrials		178,206,552

Information Technology 16.6%
Communications Equipment 1.9%

Juniper Networks, Inc.(a)	758,713	18,618,817

Electronic Equipment, Instruments & Components 3.3%

Avnet, Inc.	359,900	15,947,169

TE Connectivity Ltd.	270,000	16,696,800

Total		32,643,969

IT Services 4.6%

Broadridge Financial Solutions, Inc.	450,600	18,762,984

Fidelity National Information Services, Inc.	313,700	17,171,938

Teradata Corp.(a)	244,100	9,812,820

Total		45,747,742

Semiconductors & Semiconductor Equipment 5.3%

Analog Devices, Inc.	300,000	16,221,000

KLA-Tencor Corp.	306,900	22,293,216

ON Semiconductor Corp.(a)	1,536,800	14,046,352

Total		52,560,568

Software 1.5%

Synopsys, Inc.(a)	369,300	14,336,226

Total Information Technology		163,907,322

Common Stocks (continued)
Issuer	Shares	Value (S)
Materials 8.5%
Chemicals 2.6%

International Flavors & Fragrances, Inc.	110,000	11,470,800

RPM International, Inc.	295,900	13,664,662

Total		25,135,462

Containers & Packaging 3.8%

Avery Dennison Corp.	382,200	19,587,750

Bemis Co., Inc.	444,300	18,065,238

Total		37,652,988

Metals & Mining 2.1%

Reliance Steel & Aluminum Co.	285,832	21,068,676

Total Materials		83,857,126

Utilities 7.4%
Electric Utilities 1.8%

Xcel Energy, Inc.	543,652	17,521,904

Gas Utilities 2.0%

Atmos Energy Corp.	369,700	19,741,980

Multi-Utilities 3.6%

Alliant Energy Corp.	289,700	17,631,142

DTE Energy Co.	167,800	13,066,586

Sempra Energy	52,000	5,444,920

Total		36,142,648

Total Utilities		73,406,532

Total Common Stocks
(Cost: $762,400,131)		973,771,868

Money Market Funds 1.4%
	Shares	Value (S)

Columbia Short-Term Cash Fund, 0.095% (b)(c)	14,215,190	14,215,190

Total Money Market Funds
(Cost: $14,215,190)		14,215,190

Total Investments
(Cost: $776,615,321)		987,987,058

Other Assets & Liabilities, Net		2,476,220

Net Assets		990,463,278

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

116	Semiannual Report 2014

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,901,185	137,231,424	(141,917,419)	14,215,190	7,006	14,215,190

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	117

Columbia Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio – Victory Established Value Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	94,863,350	—	—	94,863,350

Consumer Staples	40,998,033	—	—	40,998,033

Energy	51,963,706	—	—	51,963,706

Financials	219,806,305	—	—	219,806,305

Health Care	66,762,942	—	—	66,762,942

Industrials	178,206,552	—	—	178,206,552

Information Technology	163,907,322	—	—	163,907,322

Materials	83,857,126	—	—	83,857,126

Utilities	73,406,532	—	—	73,406,532

Total Equity Securities	973,771,868	—	—	973,771,868

Mutual Funds

Money Market Funds	14,215,190	—	—	14,215,190

Total Mutual Funds	14,215,190	—	—	14,215,190

Total	987,987,058	—	—	987,987,058

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

118	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Diversified Bond Fund	Columbia Variable Portfolio – Emerging Markets Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $787,405,224, $3,162,289,240 and $926,903,267)	$915,542,582	$3,219,779,156	$1,071,430,021

Affiliated issuers (identified cost $61,443,453, $70,178,897 and $25,645,948)	61,443,453	70,178,897	25,645,948

Total investments (identified cost $848,848,677, $3,232,468,137 and $952,549,215)	976,986,035	3,289,958,053	1,097,075,969

Cash	4,804	676,323	—

Foreign currency (identified cost $—, $— and $44,145)	—	—	44,170

Unrealized appreciation on swap contracts	—	9,817	—

Premiums paid on outstanding swap contracts	—	5,019,411	—

Receivable for:

Investments sold	8,905,532	130,074,598	1,064,871

Capital shares sold	—	52,301	8,835

Dividends	562,984	276,581	2,318,355

Interest	1,889,895	17,989,022	—

Reclaims	5,848	9,944	6,316

Variation margin	—	218,540	—

Expense reimbursement due from Investment Manager	—	—	14,559

Total assets	988,355,098	3,444,284,590	1,100,533,075

Liabilities

Unrealized depreciation on swap contracts	—	4,638,951	—

Premiums received on outstanding swap contracts	—	5,958,024	—

Payable for:

Investments purchased	4,851,504	143,980,634	356,501

Investments purchased on a delayed delivery basis	24,426,561	317,593,353	—

Capital shares purchased	996,386	1,074,118	441,101

Variation margin	1,719	462,859	—

Investment management fees	517,157	1,045,913	979,817

Distribution and/or service fees	101,230	107,183	35,817

Transfer agent fees	48,589	150,514	55,137

Administration fees	46,663	156,885	70,698

Compensation of board members	57,577	247,548	59,432

Other expenses	212,029	272,350	192,313

Other liabilities	—	—	705

Total liabilities	31,259,415	475,688,332	2,191,521

Net assets applicable to outstanding capital stock	$957,095,683	$2,968,596,258	$1,098,341,554

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	119

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund		Columbia Variable Portfolio – Diversified Bond Fund	Columbia Variable Portfolio – Emerging Markets Fund
Represented by

Paid-in capital	—		$2,879,095,074	$938,685,066

Undistributed (excess of distributions over) net investment income	—		50,278,274	200,978

Accumulated net realized gain (loss)	—		(11,314,339)	14,926,334

Unrealized appreciation (depreciation) on:

Investments	—		57,489,916	144,526,754

Foreign currency translations	—		—	2,422

Futures contracts	—		(1,869,218)	—

Swap contracts	—		(5,083,449)	—

Trust capital	$957,095,683		—	—

Total — representing net assets applicable to outstanding capital stock	$957,095,683		$2,968,596,258	$1,098,341,554

Class 1

Net assets	$2,502		$1,987,212,443	$775,524,594

Shares outstanding	121		196,361,095	46,640,826

Net asset value per share	$20.64	(a)	$10.12	$16.63

Class 2

Net assets	$2,502		$24,753,958	$17,172,687

Shares outstanding	121		2,452,088	1,036,873

Net asset value per share	$20.64	(a)	$10.10	$16.56

Class 3

Net assets	$957,090,679		$956,629,857	$305,644,273

Shares outstanding	46,228,409		94,390,779	18,401,780

Net asset value per share	$20.70		$10.13	$16.61

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

120	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Large Core Quantitative Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Assets

Investments, at value

Unaffiliated issuers (identified cost $678,880,755, $2,106,706,122 and $1,765,418,048)	$702,785,942	$2,466,560,999	$1,861,067,784

Affiliated issuers (identified cost $49,195,452, $15,843,880 and $474,294)	49,195,452	15,843,880	474,294

Total investments (identified cost $728,076,207, $2,122,550,002 and $1,765,892,342)	751,981,394	2,482,404,879	1,861,542,078

Cash	9,712	—	—

Foreign currency (identified cost $8,078,842, $— and $98,693)	8,078,880	—	100,567

Margin deposits	—	—	8,934,000

Unrealized appreciation on forward foreign currency exchange contracts	1,364,750	—	4,630,672

Premiums paid on outstanding swap contracts	—	—	50,143

Receivable for:

Investments sold	1,432,689	15,409,033	10,621,575

Capital shares sold	20,424	2,080,778	210,237

Dividends	2,195	2,149,711	143

Interest	6,894,468	—	8,664,164

Reclaims	625,475	—	48,455

Variation margin	1,094	5,900	136,194

Expense reimbursement due from Investment Manager	15,565	—	—

Total assets	770,426,646	2,502,050,301	1,894,938,228

Liabilities

Option contracts written, at value (premiums received $—, $— and $2,549,934)	—	—	1,447,911

Disbursements in excess of cash	—	76,700	—

Unrealized depreciation on forward foreign currency exchange contracts	3,870,199	—	10,767,660

Unrealized depreciation on swap contracts	—	—	1,167,093

Payable for:

Investments purchased	1,120,330	4,345,544	4,256,660

Investments purchased on a delayed delivery basis	284,197	—	—

Capital shares purchased	857,205	1,928,987	4,120,490

Collateral and deposits	—	—	1,500,000

Variation margin	206,721	—	994,189

Investment management fees	370,525	1,292,976	680,375

Distribution and/or service fees	31,363	148,465	20,570

Transfer agent fees	39,002	126,481	95,295

Administration fees	50,877	111,773	101,666

Compensation of board members	91,344	76,845	137,379

Other expenses	132,542	256,189	103,769

Total liabilities	7,054,305	8,363,960	25,393,057

Net assets applicable to outstanding capital stock	$763,372,341	$2,493,686,341	$1,869,545,171

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	121

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Large Core Quantitative Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Represented by

Paid-in capital	$762,191,141	—	$1,905,988,208

Undistributed (excess of distributions over) net investment income	(29,712,005)	—	(91,757,476)

Accumulated net realized gain (loss)	9,387,982	—	(32,811,645)

Unrealized appreciation (depreciation) on:

Investments	23,905,187	—	95,649,736

Foreign currency translations	31,579	—	36,663

Forward foreign currency exchange contracts	(2,505,449)	—	(6,136,988)

Futures contracts	73,906	—	(857,313)

Options contracts written	—	—	1,102,023

Swap contracts	—	—	(1,668,037)

Trust capital	—	$2,493,686,341	—

Total — representing net assets applicable to outstanding capital stock	$763,372,341	$2,493,686,341	$1,869,545,171

Class 1

Net assets	$479,040,521	$1,103,696,562	$1,682,768,133

Shares outstanding	44,701,115	33,452,099	182,843,597

Net asset value per share	$10.72	$32.99	$9.20

Class 2

Net assets	$10,212,143	$5,845,301	$6,457,562

Shares outstanding	957,379	178,971	707,370

Net asset value per share	$10.67	$32.66	$9.13

Class 3

Net assets	$274,119,677	$1,384,144,478	$180,319,476

Shares outstanding	25,610,680	42,190,531	19,614,954

Net asset value per share	$10.70	$32.81	$9.19

The accompanying Notes to Financial Statements are an integral part of this statement.

122	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Sit Dividend Growth Fund	Variable Portfolio – Victory Established Value Fund

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,314,512,732, $1,417,986,135 and $762,400,131)	$1,740,852,908	$1,720,980,138	$973,771,868

Affiliated issuers (identified cost $141,502,803, $22,049,943 and $14,215,190)	141,502,803	22,049,943	14,215,190

Total investments (identified cost $1,456,015,535, $1,440,036,078 and $776,615,321)	1,882,355,711	1,743,030,081	987,987,058

Receivable for:

Investments sold	9,256,191	14,447,506	6,813,261

Capital shares sold	—	741,824	54,876

Dividends	1,372,695	1,503,178	1,494,197

Reclaims	28,488	496,237	—

Expense reimbursement due from Investment Manager	266,589	79,371	—

Total assets	1,893,279,674	1,760,298,197	996,349,392

Liabilities

Payable for:

Investments purchased	2,764,020	19,745,940	1,726,669

Capital shares purchased	6,641,186	92,198	3,347,280

Investment management fees	1,445,199	1,022,153	649,354

Distribution and/or service fees	21,034	7,105	4,084

Transfer agent fees	96,006	87,378	50,764

Administration fees	118,379	79,186	48,645

Compensation of board members	78,826	89,006	33,588

Other expenses	67,293	31,819	25,730

Total liabilities	11,231,943	21,154,785	5,886,114

Net assets applicable to outstanding capital stock	$1,882,047,731	$1,739,143,412	$990,463,278

Represented by

Trust capital	$1,882,047,731	$1,739,143,412	$990,463,278

Total — representing net assets applicable to outstanding capital stock	$1,882,047,731	$1,739,143,412	$990,463,278

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	123

Columbia Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Sit Dividend Growth Fund	Variable Portfolio – Victory Established Value Fund

Class 1

Net assets	$1,687,347,204	$1,677,337,589	$959,536,531

Shares outstanding	72,941,777	114,875,405	53,158,741

Net asset value per share	$23.13	$14.60	$18.05

Class 2

Net assets	$4,340,278	$5,202,663	$8,025,915

Shares outstanding	189,626	359,495	449,122

Net asset value per share	$22.89	$14.47	$17.87

Class 3

Net assets	$190,360,249	$56,603,160	$22,900,832

Shares outstanding	8,278,259	3,895,850	1,274,506

Net asset value per share	$23.00	$14.53	$17.97

The accompanying Notes to Financial Statements are an integral part of this statement.

124	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

	Columbia Variable Portfolio – Balanced Fund	Columbia Variable Portfolio – Diversified Bond Fund	Columbia Variable Portfolio – Emerging Markets Fund
Net investment income

Income:

Dividends — unaffiliated issuers	$5,639,063	$2,958,716	$10,154,151

Dividends — affiliated issuers	26,206	34,660	10,116

Interest	4,282,844	46,770,208	—

Foreign taxes withheld	(44,629)	(5,284)	(1,116,889)

Total income	9,903,484	49,758,300	9,047,378

Expenses:

Investment management fees	2,979,822	6,055,501	5,446,660

Distribution and/or service fees

Class 2	— (a)	30,167	19,213

Class 3	582,984	615,376	188,488

Transfer agent fees

Class 1	— (a)	568,506	210,740

Class 2	— (a)	7,240	4,611

Class 3	279,823	295,370	90,471

Administration fees	268,900	908,312	393,900

Compensation of board members	13,638	37,414	14,054

Custodian fees	23,842	28,931	198,012

Printing and postage fees	120,339	127,898	36,080

Professional fees	20,355	29,018	35,739

Other	7,963	21,720	32,242

Total expenses	4,297,666	8,725,453	6,670,210

Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(92,184)

Total net expenses	4,297,666	8,725,453	6,578,026

Net investment income	5,605,818	41,032,847	2,469,352

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	48,871,998	21,059,216	18,166,371

Foreign currency translations	(52)	—	(441,734)

Futures contracts	(30,578)	(9,391,725)	—

Swap contracts	—	(15,935,245)	—

Net realized gain (loss)	48,841,368	(4,267,754)	17,724,637

Net change in unrealized appreciation (depreciation) on:

Investments	(5,000,803)	85,573,187	39,577,893

Foreign currency translations	612	—	8,853

Futures contracts	(70,859)	(3,777,720)	—

Swap contracts	—	6,535,945	—

Net change in unrealized appreciation (depreciation)	(5,071,050)	88,331,412	39,586,746

Net realized and unrealized gain	43,770,318	84,063,658	57,311,383

Net increase in net assets resulting from operations	$49,376,136	$125,096,505	$59,780,735

(a)	For the period from June 25, 2014 (commencement of operations) to June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	125

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Columbia Variable Portfolio – Global Bond Fund	Columbia Variable Portfolio – Large Core Quantitative Fund	Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
Net investment income

Income:

Dividends — unaffiliated issuers	$—	$26,637,214	$—

Dividends — affiliated issuers	14,952	8,966	20,874

Interest	15,180,400	—	24,074,040

Foreign taxes withheld	(48,472)	—	(23,756)

Total income	15,146,880	26,646,180	24,071,158

Expenses:

Investment management fees	2,270,851	7,082,432	4,056,720

Distribution and/or service fees

Class 2	12,480	5,700	7,957

Class 3	175,885	846,855	117,314

Transfer agent fees

Class 1	151,615	281,062	510,358

Class 2	2,995	1,368	1,910

Class 3	84,422	406,477	56,309

Administration fees	311,196	611,294	605,772

Compensation of board members	15,813	21,026	25,789

Custodian fees	54,218	11,590	56,698

Printing and postage fees	40,060	129,159	28,452

Professional fees	20,621	20,416	24,586

Other	9,538	12,149	16,425

Total expenses	3,149,694	9,429,528	5,508,290

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,018)	—	—

Total net expenses	3,083,676	9,429,528	5,508,290

Net investment income	12,063,204	17,216,652	18,562,868

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	14,644,228	162,126,862	19,549,660

Foreign currency translations	38,124	—	890,552

Forward foreign currency exchange contracts	1,375,133	—	(28,675,913)

Futures contracts	(913,445)	2,182,480	(5,055,244)

Options contracts written	—	—	1,687,873

Swap contracts	—	—	(1,258,910)

Net realized gain (loss)	15,144,040	164,309,342	(12,861,982)

Net change in unrealized appreciation (depreciation) on:

Investments	15,473,458	(20,113,766)	85,876,806

Foreign currency translations	9,230	—	(344,790)

Forward foreign currency exchange contracts	781,303	—	10,327,930

Futures contracts	(1,527,597)	(1,059,470)	240,552

Options contracts written	—	—	784,038

Swap contracts	—	—	(3,516,424)

Net change in unrealized appreciation (depreciation)	14,736,394	(21,173,236)	93,368,112

Net realized and unrealized gain	29,880,434	143,136,106	80,506,130

Net increase in net assets resulting from operations	$41,943,638	$160,352,758	$99,068,998

The accompanying Notes to Financial Statements are an integral part of this statement.

126	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio – Partners Small Cap Value Fund	Variable Portfolio – Sit Dividend Growth Fund	Variable Portfolio – Victory Established Value Fund
Net investment income

Income:

Dividends — unaffiliated issuers	$13,468,314	$19,578,857	$8,612,170

Dividends — affiliated issuers	83,075	10,042	7,006

Foreign taxes withheld	(145,249)	(77,737)	—

Total income	13,406,140	19,511,162	8,619,176

Expenses:

Investment management fees	8,458,374	5,564,473	3,827,943

Distribution and/or service fees

Class 2	4,896	6,012	9,213

Class 3	122,048	35,099	13,661

Transfer agent fees

Class 1	502,193	456,275	290,599

Class 2	1,175	1,443	2,211

Class 3	58,581	16,847	6,557

Administration fees	692,815	432,667	286,584

Compensation of board members	20,330	18,353	13,143

Custodian fees	17,816	8,861	6,330

Printing and postage fees	21,904	7,805	6,027

Professional fees	18,615	17,666	16,033

Other	12,292	9,897	8,701

Total expenses	9,931,039	6,575,398	4,487,002

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,560,674)	(444,955)	(13,600)

Total net expenses	8,370,365	6,130,443	4,473,402

Net investment income	5,035,775	13,380,719	4,145,774

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	80,925,567	52,694,900	88,101,944

Foreign currency translations	101	1,751	—

Net realized gain (loss)	80,925,668	52,696,651	88,101,944

Net change in unrealized appreciation (depreciation) on:

Investments	(27,033,492)	33,824,683	(13,725,473)

Foreign currency translations	61	3,203	—

Net change in unrealized appreciation (depreciation)	(27,033,431)	33,827,886	(13,725,473)

Net realized and unrealized gain	53,892,237	86,524,537	74,376,471

Net increase in net assets resulting from operations	$58,928,012	$99,905,256	$78,522,245

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	127

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets

	Columbia Variable Portfolio – Balanced Fund		Columbia Variable Portfolio – Diversified Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$5,605,818	$9,686,010	$41,032,847	$95,455,368

Net realized gain (loss)	48,841,368	112,336,554	(4,267,754)	16,496,613

Net change in unrealized appreciation (depreciation)	(5,071,050)	51,749,850	88,331,412	(192,645,308)

Net increase (decrease) in net assets resulting from operations	49,376,136	173,772,414	125,096,505	(80,693,327)

Distributions to shareholders

Net investment income

Class 1	—	—	(54,006,609)	(73,610,668)

Class 2	—	—	(612,889)	(1,283,517)

Class 3	—	—	(24,790,474)	(55,852,322)

Net realized gains

Class 1	—	—	(9,353,216)	(71,443,673)

Class 2	—	—	(117,554)	(1,322,857)

Class 3	—	—	(4,512,442)	(55,835,204)

Total distributions to shareholders	—	—	(93,393,184)	(259,348,241)

Increase (decrease) in net assets from capital stock activity	(40,742,829)	(72,888,822)	10,494,257	(722,429,695)

Total increase (decrease) in net assets	8,633,307	100,883,592	42,197,578	(1,062,471,263)

Net assets at beginning of period	948,462,376	847,578,784	2,926,398,680	3,988,869,943

Net assets at end of period	$957,095,683	$948,462,376	$2,968,596,258	$2,926,398,680

Undistributed (excess of distributions over) net investment income	$—	$—	$50,278,274	$88,655,399

The accompanying Notes to Financial Statements are an integral part of this statement.

128	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Emerging Markets Fund		Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$2,469,352	$6,846,471	$12,063,204	$33,916,917

Net realized gain (loss)	17,724,637	32,213,530	15,144,040	(27,735,928)

Net change in unrealized appreciation (depreciation)	39,586,746	(53,031,064)	14,736,394	(112,721,906)

Net increase (decrease) in net assets resulting from operations	59,780,735	(13,971,063)	41,943,638	(106,540,917)

Distributions to shareholders

Net investment income

Class 1	(1,593,120)	(4,051,335)	—	(60,609,269)

Class 2	(25,068)	(59,998)	—	(533,945)

Class 3	(534,192)	(1,973,671)	—	(21,042,661)

Net realized gains

Class 1	(2,292,458)	—	(19,432,022)	(6,220,394)

Class 2	(50,962)	—	(415,004)	(70,977)

Class 3	(906,529)	—	(11,153,502)	(2,438,340)

Total distributions to shareholders	(5,402,329)	(6,085,004)	(31,000,528)	(90,915,586)

Increase (decrease) in net assets from capital stock activity	34,215,036	56,886,564	(107,760,671)	(540,241,752)

Total increase (decrease) in net assets	88,593,442	36,830,497	(96,817,561)	(737,698,255)

Net assets at beginning of period	1,009,748,112	972,917,615	860,189,902	1,597,888,157

Net assets at end of period	$1,098,341,554	$1,009,748,112	$763,372,341	$860,189,902

Undistributed (excess of distributions over) net investment income	$200,978	$(115,994)	$(29,712,005)	$(41,775,209)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	129

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Large Core Quantitative Fund		Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$17,216,652	$20,735,106	$18,562,868	$20,307,588

Net realized gain (loss)	164,309,342	185,396,562	(12,861,982)	44,563,114

Net change in unrealized appreciation (depreciation)	(21,173,236)	243,536,014	93,368,112	(204,673,602)

Net increase (decrease) in net assets resulting from operations	160,352,758	449,667,682	99,068,998	(139,802,900)

Distributions to shareholders

Net investment income

Class 1	—	—	—	(163,476)

Net realized gains

Class 1	—	—	—	(78,964,266)

Class 2	—	—	—	(320,813)

Class 3	—	—	—	(8,637,744)

Total distributions to shareholders	—	—	—	(88,086,299)

Increase (decrease) in net assets from capital stock activity	306,597,830	364,787,530	(200,066,704)	(746,002,571)

Total increase (decrease) in net assets	466,950,588	814,455,212	(100,997,706)	(973,891,770)

Net assets at beginning of period	2,026,735,753	1,212,280,541	1,970,542,877	2,944,434,647

Net assets at end of period	$2,493,686,341	$2,026,735,753	$1,869,545,171	$1,970,542,877

Undistributed (excess of distributions over) net investment income	$—	$—	$(91,757,476)	$(110,320,344)

The accompanying Notes to Financial Statements are an integral part of this statement.

130	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Partners Small Cap Value Fund		Variable Portfolio – Sit Dividend Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$5,035,775	$6,563,016	$13,380,719	$21,079,723

Net realized gain (loss)	80,925,668	265,203,645	52,696,651	32,037,860

Net change in unrealized appreciation (depreciation)	(27,033,431)	241,916,043	33,827,886	243,395,247

Net increase (decrease) in net assets resulting from operations	58,928,012	513,682,704	99,905,256	296,512,830

Increase (decrease) in net assets from capital stock activity	(65,567,858)	(256,475,213)	120,456,468	272,766,918

Total increase (decrease) in net assets	(6,639,846)	257,207,491	220,361,724	569,279,748

Net assets at beginning of period	1,888,687,577	1,631,480,086	1,518,781,688	949,501,940

Net assets at end of period	$1,882,047,731	$1,888,687,577	$1,739,143,412	$1,518,781,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	131

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Victory Established Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations

Net investment income	$4,145,774	$7,842,270

Net realized gain (loss)	88,101,944	141,177,319

Net change in unrealized appreciation (depreciation)	(13,725,473)	173,721,019

Net increase (decrease) in net assets resulting from operations	78,522,245	322,740,608

Increase (decrease) in net assets from capital stock activity	(123,679,555)	(258,153,290)

Total increase (decrease) in net assets	(45,157,310)	64,587,318

Net assets at beginning of period	1,035,620,588	971,033,270

Net assets at end of period	$990,463,278	$1,035,620,588

The accompanying Notes to Financial Statements are an integral part of this statement.

132	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Balanced Fund				Columbia Variable Portfolio – Diversified Bond Fund
	Six Months Ended June 30, 2014(a) (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class 1 shares

Subscriptions	121	2,500	—	—	15,052,163	154,493,831	69,981,701	725,128,877

Distributions reinvested	—	—	—	—	6,267,045	63,359,825	14,534,503	145,054,341

Redemptions	—	—	—	—	(11,518,029)	(117,488,583)	(117,507,895)	(1,280,963,412)

Net increase (decrease)	121	2,500	—	—	9,801,179	100,365,073	(32,991,691)	(410,780,194)

Class 2 shares

Subscriptions	121	2,500	—	—	233,255	2,391,195	694,103	7,453,408

Distributions reinvested	—	—	—	—	72,393	730,443	261,684	2,606,374

Redemptions	—	—	—	—	(311,972)	(3,177,919)	(1,173,093)	(12,162,157)

Net increase (decrease)	121	2,500	—	—	(6,324)	(56,281)	(217,306)	(2,102,375)

Class 3 shares

Subscriptions	78,268	1,547,113	482,408	8,826,446	34,144	352,406	813,160	8,575,939

Distributions reinvested	—	—	—	—	2,892,687	29,302,916	11,168,753	111,687,527

Redemptions	(2,124,686)	(42,294,942)	(4,602,051)	(81,715,268)	(11,665,008)	(119,469,857)	(40,719,348)	(429,810,592)

Net decrease	(2,046,418)	(40,747,829)	(4,119,643)	(72,888,822)	(8,738,177)	(89,814,535)	(28,737,435)	(309,547,126)

Total net increase (decrease)	(2,046,176)	(40,742,829)	(4,119,643)	(72,888,822)	1,056,678	10,494,257	(61,946,432)	(722,429,695)

(a)	Class 1 and Class 2 shares are for the period from June 25, 2014 (commencement of operations) to June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	133

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Emerging Markets Fund				Columbia Variable Portfolio – Global Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	4,186,138	65,758,012	7,142,935	110,407,614	13,077,944	141,940,629	19,685,228	216,967,242

Distributions reinvested	234,778	3,885,578	273,500	4,051,335	1,814,381	19,432,022	5,906,749	66,829,663

Redemptions	(565,489)	(9,063,767)	(1,265,397)	(19,832,354)	(22,706,936)	(246,374,530)	(68,853,327)	(752,865,170)

Net increase (decrease)	3,855,427	60,579,823	6,151,038	94,626,595	(7,814,611)	(85,001,879)	(43,261,350)	(469,068,265)

Class 2 shares

Subscriptions	131,629	2,068,525	453,382	7,110,531	41,774	454,915	304,454	3,445,809

Distributions reinvested	4,611	76,030	4,085	59,998	38,931	415,004	53,642	604,922

Redemptions	(36,123)	(564,972)	(66,160)	(999,248)	(60,113)	(653,922)	(224,784)	(2,495,868)

Net increase	100,117	1,579,583	391,307	6,171,281	20,592	215,997	133,312	1,554,863

Class 3 shares

Subscriptions	91,023	1,410,961	444,058	6,766,739	80,517	855,328	342,497	3,850,311

Distributions reinvested	87,105	1,440,721	133,962	1,973,671	1,042,383	11,153,502	2,076,549	23,481,001

Redemptions	(1,955,877)	(30,796,052)	(3,352,234)	(52,651,722)	(3,218,885)	(34,983,619)	(9,070,474)	(100,059,662)

Net decrease	(1,777,749)	(27,944,370)	(2,774,214)	(43,911,312)	(2,095,985)	(22,974,789)	(6,651,428)	(72,728,350)

Total net increase (decrease)	2,177,795	34,215,036	3,768,131	56,886,564	(9,890,004)	(107,760,671)	(49,779,466)	(540,241,752)

The accompanying Notes to Financial Statements are an integral part of this statement.

134	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio – Large Core Quantitative Fund				Variable Portfolio – BlackRock Global Inflation- Protected Securities Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class 1 shares

Subscriptions	14,007,776	419,280,989	20,270,208	559,039,675	14,103,604	126,362,989	16,879,148	153,209,072

Distributions reinvested	—	—	—	—	—	—	8,942,749	79,127,742

Redemptions	(436,197)	(14,084,980)	(389,966)	(11,156,189)	(33,281,215)	(298,151,471)	(99,527,980)	(897,858,852)

Net increase (decrease)	13,571,579	405,196,009	19,880,242	547,883,486	(19,177,611)	(171,788,482)	(73,706,083)	(665,522,038)

Class 2 shares

Subscriptions	62,555	1,944,758	88,097	2,346,136	80,776	721,515	365,366	3,423,584

Distributions reinvested	—	—	—	—	—	—	36,461	320,813

Redemptions	(4,389)	(136,583)	(14,963)	(386,189)	(144,560)	(1,281,645)	(623,013)	(5,608,882)

Net increase (decrease)	58,166	1,808,175	73,134	1,959,947	(63,784)	(560,130)	(221,186)	(1,864,485)

Class 3 shares

Subscriptions	5,084	157,964	39,857	994,822	184,463	1,633,554	1,019,667	9,232,448

Distributions reinvested	—	—	—	—	—	—	976,170	8,637,744

Redemptions	(3,224,559)	(100,564,318)	(6,938,248)	(186,050,725)	(3,276,920)	(29,351,646)	(10,625,168)	(96,486,240)

Net decrease	(3,219,475)	(100,406,354)	(6,898,391)	(185,055,903)	(3,092,457)	(27,718,092)	(8,629,331)	(78,616,048)

Total net increase (decrease)	10,410,270	306,597,830	13,054,985	364,787,530	(22,333,852)	(200,066,704)	(82,556,600)	(746,002,571)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	135

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Partners Small Cap Value Fund				Variable Portfolio – Sit Dividend Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class 1 shares

Subscriptions	7,512,101	166,535,738	9,676,996	195,949,461	11,667,286	161,359,991	26,122,429	329,145,644

Redemptions	(9,193,764)	(206,427,363)	(21,060,290)	(401,740,950)	(2,463,692)	(34,596,396)	(3,930,855)	(50,294,501)

Net increase (decrease)	(1,681,663)	(39,891,625)	(11,383,294)	(205,791,489)	9,203,594	126,763,595	22,191,574	278,851,143

Class 2 shares

Subscriptions	29,092	641,612	84,728	1,675,241	67,720	920,744	157,590	1,947,070

Redemptions	(6,639)	(146,235)	(22,368)	(434,885)	(44,576)	(612,707)	(20,632)	(250,636)

Net increase	22,453	495,377	62,360	1,240,356	23,144	308,037	136,958	1,696,434

Class 3 shares

Subscriptions	6,030	134,132	6,951	141,092	39,610	546,781	241,310	3,014,506

Redemptions	(1,185,179)	(26,305,742)	(2,683,290)	(52,065,172)	(521,459)	(7,161,945)	(878,366)	(10,795,165)

Net decrease	(1,179,149)	(26,171,610)	(2,676,339)	(51,924,080)	(481,849)	(6,615,164)	(637,056)	(7,780,659)

Total net increase (decrease)	(2,838,359)	(65,567,858)	(13,997,273)	(256,475,213)	8,744,889	120,456,468	21,691,476	272,766,918

The accompanying Notes to Financial Statements are an integral part of this statement.

136	Semiannual Report 2014

Columbia Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio – Victory Established Value Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity

Class 1 shares

Subscriptions	5,446,359	92,382,627	12,312,060	183,760,175

Redemptions	(12,583,266)	(215,558,679)	(29,507,176)	(443,775,211)

Net decrease	(7,136,907)	(123,176,052)	(17,195,116)	(260,015,036)

Class 2 shares

Subscriptions	38,848	661,991	172,855	2,468,219

Redemptions	(24,188)	(409,294)	(40,956)	(569,909)

Net increase	14,660	252,697	131,899	1,898,310

Class 3 shares

Subscriptions	50,654	857,376	173,612	2,484,719

Redemptions	(94,944)	(1,613,576)	(174,319)	(2,521,283)

Net decrease	(44,290)	(756,200)	(707)	(36,564)

Total net decrease	(7,166,537)	(123,679,555)	(17,063,924)	(258,153,290)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	137

Columbia Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio – Balanced Fund

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, each Fund’s portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014(a)
Class 1	(Unaudited)
Per share data
Net asset value, beginning of period	$20.62

Income from investment operations:

Net investment income	0.00	(b)

Net realized and unrealized gain	0.02

Total from investment operations	0.02

Net asset value, end of period	$20.64

Total return	0.10%

Ratios to average net assets(c)

Total gross expenses	0.80	%(d)

Total net expenses(e)	0.80	%(d)

Net investment income	1.86	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	48	%(f)

Notes to Financial Highlights

(a)	For the period from June 25, 2014 (commencement of operations) to June 30, 2014.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

138	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Balanced Fund

	Six Months Ended June 30, 2014(a)
Class 2	(Unaudited)
Per share data
Net asset value, beginning of period	$20.62

Income from investment operations:

Net investment income	0.00	(b)

Net realized and unrealized gain	0.02

Total from investment operations	0.02

Net asset value, end of period	$20.64

Total return	0.10%

Ratios to average net assets(c)

Total gross expenses	1.05	%(d)

Total net expenses(e)	1.05	%(d)

Net investment income	1.61	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	48	%(f)

Notes to Financial Highlights

(a)	For the period from June 25, 2014 (commencement of operations) to June 30, 2014.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	139

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Balanced Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$19.65		$16.18		$14.16		$13.83		$12.29		$9.89

Income from investment operations:

Net investment income	0.12		0.19		0.24		0.25		0.27		0.29

Net realized and unrealized gain	0.93		3.28		1.78		0.08		1.27		2.11

Total from investment operations	1.05		3.47		2.02		0.33		1.54		2.40

Net asset value, end of period	$20.70		$19.65		$16.18		$14.16		$13.83		$12.29

Total return	5.34%		21.45%		14.26%		2.39%		12.53%		24.23%

Ratios to average net assets(a)

Total gross expenses	0.92	%(b)	0.93%		0.92%		0.90%		0.83%		0.73%

Total net expenses(c)	0.92	%(b)	0.89%		0.80%		0.83%		0.83%		0.73%

Net investment income	1.20	%(b)	1.08%		1.57%		1.81%		2.15%		2.75%

Supplemental data

Net assets, end of period (in thousands)	$957,091		$948,462		$847,579		$846,880		$960,000		$1,016,394

Portfolio turnover	48	%(d)	129	%(d)	127	%(d)	192	%(d)	156	%(d)	208	%(d)

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 33% for the six months ended June 30, 2014 and 72%, 77%, 168%, 96% and 164% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

140	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$10.01		$11.26		$11.19		$11.00		$11.14

Income from investment operations:

Net investment income	0.15		0.30		0.39		0.40		0.28

Net realized and unrealized gain (loss)	0.29		(0.56)		0.44		0.32		0.23

Total from investment operations	0.44		(0.26)		0.83		0.72		0.51

Less distributions to shareholders:

Net investment income	(0.28)		(0.50)		(0.46)		(0.53)		(0.65)

Net realized gains	(0.05)		(0.49)		(0.30)		—		—

Total distributions to shareholders	(0.33)		(0.99)		(0.76)		(0.53)		(0.65)

Net asset value, end of period	$10.12		$10.01		$11.26		$11.19		$11.00

Total return	4.43%		(2.25%)		7.70%		6.75%		4.73%

Ratios to average net assets(b)

Total gross expenses	0.56	%(c)	0.55%		0.54%		0.55%		0.61	%(c)

Total net expenses(d)	0.56	%(c)	0.55%		0.54%		0.55%		0.61	%(c)

Net investment income	2.87	%(c)	2.81%		3.49%		3.66%		3.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,987,212		$1,868,361		$2,472,928		$2,563,889		$2,224,176

Portfolio turnover	132	%(e)	258	%(e)	198	%(e)	330	%(e)	382	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 90% for the six months ended June 30, 2014 and 195%, 181%, 226% and 256% for the years ended December 31, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	141

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$9.98		$11.22		$11.16		$10.99		$11.14

Income from investment operations:

Net investment income	0.13		0.27		0.35		0.38		0.25

Net realized and unrealized gain (loss)	0.30		(0.55)		0.46		0.31		0.24

Total from investment operations	0.43		(0.28)		0.81		0.69		0.49

Less distributions to shareholders:

Net investment income	(0.26)		(0.47)		(0.45)		(0.52)		(0.64)

Net realized gains	(0.05)		(0.49)		(0.30)		—		—

Total distributions to shareholders	(0.31)		(0.96)		(0.75)		(0.52)		(0.64)

Net asset value, end of period	$10.10		$9.98		$11.22		$11.16		$10.99

Total return	4.27%		(2.44%)		7.49%		6.47%		4.60%

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)	0.81%		0.80%		0.80%		0.85	%(c)

Total net expenses(d)	0.81	%(c)	0.81%		0.80%		0.80%		0.85	%(c)

Net investment income	2.62	%(c)	2.56%		3.15%		3.47%		3.44	%(c)

Supplemental data

Net assets, end of period (in thousands)	$24,754		$24,527		$30,024		$13,590		$3,422

Portfolio turnover	132	%(e)	258	%(e)	198	%(e)	330	%(e)	382	%(e)

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 90% for the six months ended June 30, 2014 and 195%, 181%, 226% and 256% for the years ended December 31, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

142	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Diversified Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.02		$11.27		$11.20		$11.00		$10.76		$9.80

Income from investment operations:

Net investment income	0.14		0.29		0.38		0.39		0.40		0.43

Net realized and unrealized gain (loss)	0.29		(0.56)		0.44		0.32		0.48		0.95

Total from investment operations	0.43		(0.27)		0.82		0.71		0.88		1.38

Less distributions to shareholders:

Net investment income	(0.27)		(0.49)		(0.45)		(0.51)		(0.64)		(0.42)

Net realized gains	(0.05)		(0.49)		(0.30)		—		—		—

Total distributions to shareholders	(0.32)		(0.98)		(0.75)		(0.51)		(0.64)		(0.42)

Net asset value, end of period	$10.13		$10.02		$11.27		$11.20		$11.00		$10.76

Total return	4.29%		(2.39%)		7.56%		6.68%		8.33%		14.42%

Ratios to average net assets(a)

Total gross expenses	0.68	%(b)	0.68%		0.67%		0.68%		0.71%		0.71%

Total net expenses(c)	0.68	%(b)	0.68%		0.67%		0.68%		0.71%		0.71%

Net investment income	2.75	%(b)	2.68%		3.35%		3.53%		3.62%		4.12%

Supplemental data

Net assets, end of period (in thousands)	$956,630		$1,033,511		$1,485,918		$1,510,737		$1,712,149		$5,577,210

Portfolio turnover	132	%(d)	258	%(d)	198	%(d)	330	%(d)	382	%(d)	434	%(d)

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 90% for the six months ended June 30, 2014 and 195%, 181%, 226%, 256% and 308% for the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	143

Columbia Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$15.81		$16.18	$13.82		$17.95	$15.68

Income from investment operations:

Net investment income	0.04		0.12	0.10		0.15	0.07

Net realized and unrealized gain (loss)	0.86		(0.38)	2.67		(3.83)	2.33

Increase from payments by affiliate	—		—	0.01		—	—

Total from investment operations	0.90		(0.26)	2.78		(3.68)	2.40

Less distributions to shareholders:

Net investment income	(0.03)		(0.11)	(0.08)		(0.20)	(0.13)

Net realized gains	(0.05)		—	(0.34)		(0.25)	—

Total distributions to shareholders	(0.08)		(0.11)	(0.42)		(0.45)	(0.13)

Net asset value, end of period	$16.63		$15.81	$16.18		$13.82	$17.95

Total return	5.72%		(1.59%)	20.67	%(b)	(20.90%)	15.48%

Ratios to average net assets(c)

Total gross expenses	1.27	%(d)	1.30%	1.29	%(e)	1.32%	1.37	%(d)

Total net expenses(f)	1.25	%(d)	1.25%	1.27	%(e)	1.32%	1.37	%(d)

Net investment income	0.53	%(d)	0.75%	0.69%		0.96%	0.71	%(d)

Supplemental data

Net assets, end of period (in thousands)	$775,525		$676,275	$592,820		$500,581	$490,399

Portfolio turnover	37%		83%	150%		100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

144	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$15.75		$16.14	$13.79		$17.92	$15.68

Income from investment operations:

Net investment income (loss)	0.02		0.07	0.06		0.12	(0.04)

Net realized and unrealized gain (loss)	0.86		(0.38)	2.67		(3.83)	2.41

Increase from payments by affiliate	—		—	0.01		—	—

Total from investment operations	0.88		(0.31)	2.74		(3.71)	2.37

Less distributions to shareholders:

Net investment income	(0.02)		(0.08)	(0.05)		(0.17)	(0.13)

Net realized gains	(0.05)		—	(0.34)		(0.25)	—

Total distributions to shareholders	(0.07)		(0.08)	(0.39)		(0.42)	(0.13)

Net asset value, end of period	$16.56		$15.75	$16.14		$13.79	$17.92

Total return	5.61%		(1.87%)	20.36	%(b)	(21.10%)	15.24%

Ratios to average net assets(c)

Total gross expenses	1.52	%(d)	1.55%	1.54	%(e)	1.57%	1.56	%(d)

Total net expenses(f)	1.50	%(d)	1.50%	1.52	%(e)	1.57%	1.56	%(d)

Net investment income (loss)	0.28	%(d)	0.48%	0.42%		0.78%	(0.33	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$17,173		$14,758	$8,806		$4,635	$2,050

Portfolio turnover	37%		83%	150%		100%	86%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	145

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Emerging Markets Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$15.79		$16.18	$13.81		$17.94	$15.20	$8.76

Income from investment operations:

Net investment income	0.03		0.10	0.08		0.13	0.11	0.06

Net realized and unrealized gain (loss)	0.87		(0.40)	2.68		(3.83)	2.85	6.42

Increase from payments by affiliate	—		—	0.01		—	—	—

Total from investment operations	0.90		(0.30)	2.77		(3.70)	2.96	6.48

Less distributions to shareholders:

Net investment income	(0.03)		(0.09)	(0.06)		(0.18)	(0.22)	(0.04)

Net realized gains	(0.05)		—	(0.34)		(0.25)	—	—

Total distributions to shareholders	(0.08)		(0.09)	(0.40)		(0.43)	(0.22)	(0.04)

Proceeds from regulatory settlements	—		—	—		—	—	0.00	(a)

Net asset value, end of period	$16.61		$15.79	$16.18		$13.81	$17.94	$15.20

Total return	5.69%		(1.80%)	20.59	%(b)	(21.02%)	19.76%	74.08%

Ratios to average net assets(c)

Total gross expenses	1.39	%(d)	1.42%	1.42	%(e)	1.44%	1.45%	1.42%

Total net expenses(f)	1.38	%(d)	1.38%	1.40	%(e)	1.44%	1.45%	1.42%

Net investment income	0.38	%(d)	0.66%	0.56%		0.83%	0.73%	0.52%

Supplemental data

Net assets, end of period (in thousands)	$305,644		$318,715	$371,291		$368,548	$557,231	$911,711

Portfolio turnover	37%		83%	150%		100%	86%	145	%(g)

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on February 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.

146	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.60		$12.20	$11.85	$11.70	$11.41

Income from investment operations:

Net investment income	0.17		0.30	0.34	0.39	0.25

Net realized and unrealized gain (loss)	0.40		(1.19)	0.41	0.18	0.50

Total from investment operations	0.57		(0.89)	0.75	0.57	0.75

Less distributions to shareholders:

Net investment income	—		(0.64)	(0.34)	(0.36)	(0.46)

Net realized gains	(0.45)		(0.07)	(0.06)	(0.06)	—

Total distributions to shareholders	(0.45)		(0.71)	(0.40)	(0.42)	(0.46)

Net asset value, end of period	$10.72		$10.60	$12.20	$11.85	$11.70

Total return	5.41%		(7.60%)	6.43%	4.92%	6.72%

Ratios to average net assets(b)

Total gross expenses	0.74	%(c)	0.73%	0.71%	0.75%	0.85	%(c)

Total net expenses(d)	0.73	%(c)	0.72%	0.71%	0.75%	0.85	%(c)

Net investment income	3.07	%(c)	2.69%	2.80%	3.24%	3.35	%(c)

Supplemental data

Net assets, end of period (in thousands)	$479,041		$556,739	$1,168,704	$1,197,612	$1,086,905

Portfolio turnover	19%		46%	42%	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	147

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.57		$12.19	$11.83	$11.69	$11.41

Income from investment operations:

Net investment income	0.15		0.28	0.31	0.35	0.22

Net realized and unrealized gain (loss)	0.40		(1.19)	0.42	0.19	0.51

Total from investment operations	0.55		(0.91)	0.73	0.54	0.73

Less distributions to shareholders:

Net investment income	—		(0.64)	(0.31)	(0.34)	(0.45)

Net realized gains	(0.45)		(0.07)	(0.06)	(0.06)	—

Total distributions to shareholders	(0.45)		(0.71)	(0.37)	(0.40)	(0.45)

Net asset value, end of period	$10.67		$10.57	$12.19	$11.83	$11.69

Total return	5.24%		(7.83%)	6.29%	4.62%	6.54%

Ratios to average net assets(b)

Total gross expenses	0.99	%(c)	0.98%	0.96%	0.99%	1.11	%(c)

Total net expenses(d)	0.98	%(c)	0.98%	0.96%	0.99%	1.10	%(c)

Net investment income	2.85	%(c)	2.53%	2.55%	2.95%	2.90	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10,212		$9,899	$9,792	$5,578	$1,827

Portfolio turnover	19%		46%	42%	50%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

148	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Global Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.59		$12.21	$11.85	$11.70	$11.50	$10.50

Income from investment operations:

Net investment income	0.16		0.29	0.32	0.37	0.45	0.31

Net realized and unrealized gain (loss)	0.40		(1.20)	0.42	0.19	0.29	0.88

Total from investment operations	0.56		(0.91)	0.74	0.56	0.74	1.19

Less distributions to shareholders:

Net investment income	—		(0.64)	(0.32)	(0.35)	(0.54)	(0.19)

Net realized gains	(0.45)		(0.07)	(0.06)	(0.06)	—	—

Total distributions to shareholders	(0.45)		(0.71)	(0.38)	(0.41)	(0.54)	(0.19)

Net asset value, end of period	$10.70		$10.59	$12.21	$11.85	$11.70	$11.50

Total return	5.32%		(7.79%)	6.38%	4.78%	6.58%	11.38%

Ratios to average net assets(a)

Total gross expenses	0.87	%(b)	0.86%	0.83%	0.88%	0.95%	0.97%

Total net expenses(c)	0.85	%(b)	0.85%	0.83%	0.88%	0.95%	0.96%

Net investment income	2.96	%(b)	2.61%	2.68%	3.13%	3.87%	2.78%

Supplemental data

Net assets, end of period (in thousands)	$274,120		$293,552	$419,392	$456,088	$520,055	$1,676,097

Portfolio turnover	19%		46%	42%	50%	66%	77%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	149

Columbia Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$31.09		$23.24	$20.38	$19.34	$18.00

Income from investment operations:

Net investment income	0.25		0.39	0.38	0.32	0.20

Net realized and unrealized gain	1.65		7.46	2.48	0.72	1.14

Total from investment operations	1.90		7.85	2.86	1.04	1.34

Net asset value, end of period	$32.99		$31.09	$23.24	$20.38	$19.34

Total return	6.11%		33.78%	14.03%	5.38%	7.45%

Ratios to average net assets(b)

Total gross expenses	0.75	%(c)	0.79%	0.80%	0.85%	0.84	%(c)

Total net expenses(d)	0.75	%(c)	0.79%	0.77%	0.78%	0.84	%(c)

Net investment income	1.62	%(c)	1.37%	1.68%	1.60%	1.77	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,103,697		$618,147	$6	$6	$5

Portfolio turnover	38%		69%	87%	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

150	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$30.82		$23.09	$20.30	$19.32	$18.00

Income from investment operations:

Net investment income	0.20		0.33	0.34	0.32	0.17

Net realized and unrealized gain	1.64		7.40	2.45	0.66	1.15

Total from investment operations	1.84		7.73	2.79	0.98	1.32

Net asset value, end of period	$32.66		$30.82	$23.09	$20.30	$19.32

Total return	5.97%		33.48%	13.74%	5.07%	7.33%

Ratios to average net assets(b)

Total gross expenses	1.00	%(c)	1.04%	1.05%	1.08%	1.11	%(c)

Total net expenses(d)	1.00	%(c)	1.04%	1.04%	1.00%	1.11	%(c)

Net investment income	1.31	%(c)	1.21%	1.51%	1.61%	1.46	%(c)

Supplemental data

Net assets, end of period (in thousands)	$5,845		$3,723	$1,101	$254	$32

Portfolio turnover	38%		69%	87%	57%	87%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	151

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio – Large Core Quantitative Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$30.94		$23.15	$20.33	$19.32	$16.46	$13.26

Income from investment operations:

Net investment income	0.22		0.35	0.35	0.29	0.23	0.26

Net realized and unrealized gain	1.65		7.44	2.47	0.72	2.63	2.94

Total from investment operations	1.87		7.79	2.82	1.01	2.86	3.20

Net asset value, end of period	$32.81		$30.94	$23.15	$20.33	$19.32	$16.46

Total return	6.05%		33.65%	13.87%	5.23%	17.37%	24.13%

Ratios to average net assets(a)

Total gross expenses	0.87	%(b)	0.92%	0.93%	0.96%	0.94%	0.71%

Total net expenses(c)	0.87	%(b)	0.92%	0.90%	0.91%	0.94%	0.71%

Net investment income	1.41	%(b)	1.31%	1.54%	1.45%	1.36%	1.87%

Supplemental data

Net assets, end of period (in thousands)	$1,384,144		$1,404,866	$1,211,173	$1,229,110	$1,373,003	$1,393,213

Portfolio turnover	38%		69%	87%	57%	87%	70%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

152	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$8.74		$9.56		$9.58	$9.54	$9.61

Income from investment operations:

Net investment income	0.09		0.07		0.20	0.36	0.21

Net realized and unrealized gain (loss)	0.37		(0.58)		0.35	0.55	(0.02)

Total from investment operations	0.46		(0.51)		0.55	0.91	0.19

Less distributions to shareholders:

Net investment income	—		(0.00	)(b)	(0.45)	(0.74)	(0.24)

Net realized gains	—		(0.31)		(0.12)	(0.13)	(0.02)

Total distributions to shareholders	—		(0.31)		(0.57)	(0.87)	(0.26)

Net asset value, end of period	$9.20		$8.74		$9.56	$9.58	$9.54

Total return	5.26%		(5.37%)		5.86%	10.08%	2.06%

Ratios to average net assets(c)

Total gross expenses	0.57	%(d)	0.56%		0.55%	0.56%	0.58	%(d)

Total net expenses(e)	0.57	%(d)	0.56%		0.55%	0.56%	0.58	%(d)

Net investment income	1.97	%(d)	0.80%		2.09%	3.81%	3.34	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,682,768		$1,765,508		$2,635,289	$2,546,875	$2,209,105

Portfolio turnover	43%		97%		61%	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	153

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$8.68		$9.52	$9.55	$9.52	$9.61

Income from investment operations:

Net investment income	0.08		0.05	0.17	0.31	0.39

Net realized and unrealized gain (loss)	0.37		(0.58)	0.35	0.59	(0.22)

Total from investment operations	0.45		(0.53)	0.52	0.90	0.17

Less distributions to shareholders:

Net investment income	—		—	(0.43)	(0.74)	(0.24)

Net realized gains	—		(0.31)	(0.12)	(0.13)	(0.02)

Total distributions to shareholders	—		(0.31)	(0.55)	(0.87)	(0.26)

Net asset value, end of period	$9.13		$8.68	$9.52	$9.55	$9.52

Total return	5.18%		(5.61%)	5.61%	9.91%	1.80%

Ratios to average net assets(b)

Total gross expenses	0.82	%(c)	0.81%	0.80%	0.81%	0.81	%(c)

Total net expenses(d)	0.82	%(c)	0.81%	0.80%	0.81%	0.81	%(c)

Net investment income	1.73	%(c)	0.57%	1.79%	3.31%	6.34	%(c)

Supplemental data

Net assets, end of period (in thousands)	$6,458		$6,693	$9,443	$5,016	$1,227

Portfolio turnover	43%		97%	61%	66%	66%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

154	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$8.73		$9.56	$9.59	$9.54	$9.40	$10.06

Income from investment operations:

Net investment income	0.08		0.06	0.19	0.35	0.19	0.13

Net realized and unrealized gain (loss)	0.38		(0.58)	0.33	0.56	0.20	0.50

Total from investment operations	0.46		(0.52)	0.52	0.91	0.39	0.63

Less distributions to shareholders:

Net investment income	—		—	(0.43)	(0.73)	(0.23)	(1.29)

Net realized gains	—		(0.31)	(0.12)	(0.13)	(0.02)	(0.00	)(a)

Total distributions to shareholders	—		(0.31)	(0.55)	(0.86)	(0.25)	(1.29)

Net asset value, end of period	$9.19		$8.73	$9.56	$9.59	$9.54	$9.40

Total return	5.27%		(5.48%)	5.61%	10.03%	4.13%	6.84%

Ratios to average net assets(b)

Total gross expenses	0.69	%(c)	0.68%	0.68%	0.68%	0.70%	0.71%

Total net expenses(d)	0.69	%(c)	0.68%	0.68%	0.68%	0.70%	0.71%

Net investment income	1.83	%(c)	0.66%	1.95%	3.70%	1.96%	1.41%

Supplemental data

Net assets, end of period (in thousands)	$180,319		$198,342	$299,702	$319,854	$330,937	$2,348,120

Portfolio turnover	43%		97%	61%	66%	66%	135%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	155

Columbia Variable Portfolio Funds

Financial Highlights

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$22.43		$16.61	$14.62	$15.28	$14.34

Income from investment operations:

Net investment income	0.06		0.08	0.18	0.06	0.05

Net realized and unrealized gain (loss)	0.64		5.74	1.81	(0.72)	0.89

Total from investment operations	0.70		5.82	1.99	(0.66)	0.94

Net asset value, end of period	$23.13		$22.43	$16.61	$14.62	$15.28

Total return	3.12%		35.04%	13.61%	(4.32%)	6.56%

Ratios to average net assets(b)

Total gross expenses	1.05	%(c)	1.05%	1.06%	1.04%	1.11	%(c)

Total net expenses(d)	0.88	%(c)	0.89%	0.94%	1.01%	1.09	%(c)

Net investment income	0.55	%(c)	0.40%	1.12%	0.38%	0.56	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,687,347		$1,673,954	$1,428,971	$1,260,436	$1,168,661

Portfolio turnover	33%		69%	60%	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

156	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$22.22		$16.50	$14.56	$15.25	$14.34

Income from investment operations:

Net investment income	0.03		0.03	0.15	0.02	0.03

Net realized and unrealized gain (loss)	0.64		5.69	1.79	(0.71)	0.88

Total from investment operations	0.67		5.72	1.94	(0.69)	0.91

Net asset value, end of period	$22.89		$22.22	$16.50	$14.56	$15.25

Total return	3.02%		34.67%	13.32%	(4.52%)	6.35%

Ratios to average net assets(b)

Total gross expenses	1.30	%(c)	1.31%	1.31%	1.29%	1.31	%(c)

Total net expenses(d)	1.13	%(c)	1.14%	1.19%	1.26%	1.31	%(c)

Net investment income	0.31	%(c)	0.15%	0.99%	0.16%	0.33	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,340		$3,715	$1,730	$804	$484

Portfolio turnover	33%		69%	60%	58%	57%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	157

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Partners Small Cap Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$22.31		$16.55	$14.58	$15.26	$12.26	$8.98

Income from investment operations:

Net investment income	0.05		0.05	0.15	0.04	0.02	0.04

Net realized and unrealized gain (loss)	0.64		5.71	1.82	(0.72)	2.98	3.24

Total from investment operations	0.69		5.76	1.97	(0.68)	3.00	3.28

Net asset value, end of period	$23.00		$22.31	$16.55	$14.58	$15.26	$12.26

Total return	3.09%		34.80%	13.51%	(4.46%)	24.43%	36.55%

Ratios to average net assets(a)

Total gross expenses	1.17	%(b)	1.18%	1.18%	1.16%	1.22%	1.27%

Total net expenses(c)	1.00	%(b)	1.01%	1.07%	1.13%	1.22%	1.26%

Net investment income	0.41	%(b)	0.28%	0.95%	0.24%	0.14%	0.43%

Supplemental data

Net assets, end of period (in thousands)	$190,360		$211,018	$200,780	$220,667	$284,055	$1,321,826

Portfolio turnover	33%		69%	60%	58%	57%	58%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

158	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.76		$10.71	$9.65	$10.00	$9.54

Income from investment operations:

Net investment income	0.12		0.22	0.15	0.10	0.06

Net realized and unrealized gain (loss)	0.72		2.83	0.91	(0.45)	0.40

Total from investment operations	0.84		3.05	1.06	(0.35)	0.46

Net asset value, end of period	$14.60		$13.76	$10.71	$9.65	$10.00

Total return	6.10%		28.48%	10.98%	(3.50%)	4.82%

Ratios to average net assets(b)

Total gross expenses	0.83	%(c)	0.84%	0.84%	0.82%	0.82	%(c)

Total net expenses(d)	0.77	%(c)	0.77%	0.78%	0.78%	0.82	%(c)

Net investment income	1.70	%(c)	1.74%	1.41%	1.01%	0.98	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,677,338		$1,454,206	$893,849	$1,276,709	$1,348,356

Portfolio turnover	22%		29%	85%	21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	159

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$13.66		$10.65	$9.63	$9.99	$9.54

Income from investment operations:

Net investment income	0.10		0.18	0.13	0.07	0.06

Net realized and unrealized gain (loss)	0.71		2.83	0.89	(0.43)	0.39

Total from investment operations	0.81		3.01	1.02	(0.36)	0.45

Net asset value, end of period	$14.47		$13.66	$10.65	$9.63	$9.99

Total return	5.93%		28.26%	10.59%	(3.60%)	4.72%

Ratios to average net assets(b)

Total gross expenses	1.08	%(c)	1.09%	1.09%	1.08%	0.88	%(c)

Total net expenses(d)	1.02	%(c)	1.02%	1.03%	1.03%	0.88	%(c)

Net investment income	1.45	%(c)	1.49%	1.25%	0.76%	1.04	%(c)

Supplemental data

Net assets, end of period (in thousands)	$5,203		$4,593	$2,124	$1,330	$472

Portfolio turnover	22%		29%	85%	21%	32%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

160	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Sit Dividend Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$13.70		$10.67	$9.64	$9.99	$8.96	$6.82

Income from investment operations:

Net investment income	0.11		0.20	0.14	0.09	0.03	0.05

Net realized and unrealized gain (loss)	0.72		2.83	0.89	(0.44)	1.00	2.09

Total from investment operations	0.83		3.03	1.03	(0.35)	1.03	2.14

Net asset value, end of period	$14.53		$13.70	$10.67	$9.64	$9.99	$8.96

Total return	6.06%		28.40%	10.68%	(3.50%)	11.52%	31.33%

Ratios to average net assets(a)

Total gross expenses	0.95	%(b)	0.96%	0.96%	0.94%	1.05%	0.94%

Total net expenses(c)	0.90	%(b)	0.90%	0.90%	0.90%	1.05%	0.94%

Net investment income	1.57	%(b)	1.62%	1.30%	0.89%	0.35%	0.64%

Supplemental data

Net assets, end of period (in thousands)	$56,603		$59,983	$53,529	$61,213	$79,768	$2,022,696

Portfolio turnover	22%		29%	85%	21%	32%	21%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	161

Columbia Variable Portfolio Funds

Financial Highlights

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.69		$12.27		$10.48	$11.18	$10.44

Income from investment operations:

Net investment income	0.07		0.11		0.14	0.09	0.06

Net realized and unrealized gain (loss)	1.29		4.31		1.65	(0.79)	0.68

Total from investment operations	1.36		4.42		1.79	(0.70)	0.74

Net asset value, end of period	$18.05		$16.69		$12.27	$10.48	$11.18

Total return	8.15%		36.02%		17.08%	(6.26%)	7.09%

Ratios to average net assets(b)

Total gross expenses	0.89	%(c)	0.89	%(d)	0.90%	0.90%	0.92	%(c)

Total net expenses(e)	0.89	%(c)	0.88	%(d)	0.87%	0.90%	0.92	%(c)

Net investment income	0.83	%(c)	0.74%		1.18%	0.77%	0.92	%(c)

Supplemental data

Net assets, end of period (in thousands)	$959,537		$1,006,504		$951,190	$840,305	$886,881

Portfolio turnover	22%		45%		151%	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

162	Semiannual Report 2014

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.55		$12.20		$10.44	$11.17	$10.44

Income from investment operations:

Net investment income	0.05		0.08		0.12	0.07	0.07

Net realized and unrealized gain (loss)	1.27		4.27		1.64	(0.80)	0.66

Total from investment operations	1.32		4.35		1.76	(0.73)	0.73

Net asset value, end of period	$17.87		$16.55		$12.20	$10.44	$11.17

Total return	7.98%		35.66%		16.86%	(6.53%)	6.99%

Ratios to average net assets(b)

Total gross expenses	1.15	%(c)	1.15	%(d)	1.15%	1.16%	1.19	%(c)

Total net expenses(e)	1.14	%(c)	1.13	%(d)	1.12%	1.16%	1.19	%(c)

Net investment income	0.60	%(c)	0.54%		1.00%	0.67%	0.98	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,026		$7,189		$3,690	$2,068	$527

Portfolio turnover	22%		45%		151%	76%	85%

Notes to Financial Highlights

(a)	For the period from May 3, 2010 (commencement of operations) to December 31, 2010.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	163

Columbia Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio – Victory Established Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 3	(Unaudited)		2013		2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$16.63		$12.24		$10.47	$11.18	$9.17	$6.72

Income from investment operations:

Net investment income	0.06		0.09		0.12	0.07	0.06	0.10

Net realized and unrealized gain (loss)	1.28		4.30		1.65	(0.78)	1.95	2.35

Total from investment operations	1.34		4.39		1.77	(0.71)	2.01	2.45

Net asset value, end of period	$17.97		$16.63		$12.24	$10.47	$11.18	$9.17

Total return	8.06%		35.87%		16.91%	(6.35%)	21.87%	36.47%

Ratios to average net assets(a)

Total gross expenses	1.02	%(b)	1.02	%(c)	1.02%	1.03%	1.14%	1.56%

Total net expenses(d)	1.02	%(b)	1.01	%(c)	1.00%	1.03%	1.05%	1.17%

Net investment income	0.72	%(b)	0.64%		1.04%	0.64%	0.64%	1.36%

Supplemental data

Net assets, end of period (in thousands)	$22,901		$21,928		$16,153	$15,072	$16,108	$13,938

Portfolio turnover	22%		45%		151%	76%	85%	99%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

164	Semiannual Report 2014

Columbia Variable Portfolio Funds

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — Balanced Fund; Columbia Variable Portfolio — Diversified Bond Fund; Columbia Variable Portfolio — Emerging Markets Fund; Columbia Variable Portfolio — Global Bond Fund; Columbia Variable Portfolio — Large Core Quantitative Fund; Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund; Variable Portfolio — Partners Small Cap Value Fund; Variable Portfolio — Sit Dividend Growth Fund and Variable Portfolio — Victory Established Value Fund. Reference to shares and shareholders within these financial statements refer to partners’ interests and partners for Funds treated as a partnership for U.S. federal income tax purposes.

Each Fund, other than Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, is currently classified as a diversified fund. Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio BlackRock Global Inflation Protected Securities Fund are currently classified as non-diversified funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

For Columbia Variable Portfolio — Balanced Fund, Class 1 and Class 2 shares commenced operations on June 25, 2014.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Semiannual Report 2014	165

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Senior loan securities for which reliable market quotations are readily available are generally valued at the average of the bids received, as provided by pricing services.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for

166	Semiannual Report 2014

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a

Semiannual Report 2014	167

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To shift investment exposure from one currency to another	Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchanged traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To produce incremental earnings	Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark

Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

Futures Contracts	Funds
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Balanced Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Columbia Variable Portfolio — Large Core Quantitative Fund

Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund purchased and wrote option contracts to facilitate buying and selling of securities for investments. Options on futures are used primarily to flexibly and efficiently manage the duration and yield curve exposure of the Fund versus the benchmark, and may be used to isolate perceived mispricings across the nominal curve. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium

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June 30, 2014 (Unaudited)

received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended June 30, 2014 for Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2013	25,985,000	282,170	15,750,000	289,572
Opened	79,235,646	1,202,025	215,042,961	3,948,821
Closed	(27,680,646)	(753,147)	(68,500,665)	(1,124,980)
Expired	(59,140,000)	(506,108)	(39,091,208)	(788,419)

Balance at June 30, 2014	18,400,000	224,940	123,201,088	2,324,994

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Columbia Variable Portfolio — Diversified Bond Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or

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Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

Columbia Variable Portfolio — Diversified Bond Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes. Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund entered into interest rate swap transactions to express a view on swap rates and spreads as well as to hedge portfolio risks. Swaps have been held in conjunction with futures as a way to express views on swap spreads. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Inflation Rate Swap Contracts

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund entered into inflation rate swaps to obtain long or short exposure to an inflation index, to obtain long or short exposure to the total return on a reference index in return for periodic payments based on a fixed or variable interest rate and to hedge the inflation risk associated with some or all of the Fund’s securities. In the UK market, inflation swaps were used as a substitute for UK inflation-linked bond exposure given single issuer constraints. These instruments may be used for other purposes in future periods. Similar to an interest rate swap, an inflation rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an inflation rate or inflation index calculated on a nominal amount. Inflation rate swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments, if any, received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Inflation rate swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Inflation rate swap contracts are subject to the risk associated with the

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Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

investment in the reference index, or inflation risk. Inflation rate swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk).

Inflation Rate Caps and Floors

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund entered into inflation rate caps and floors to hedge the exposure associated with some or all of the Fund’s securities and to express views on inflation across regions as well as hedge portfolio risks (including inflation breakeven exposure). These instruments may be used for other purposes in future periods. Inflation rate caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that a specified inflation index exceeds a specified rate, or “cap”. Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that a specified inflation index falls below a specified rate, or “floor”. When the Fund purchases (writes) a cap or floor, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current value of the cap or floor. The maximum potential amount of future payments that a Fund would be required to make under an inflation rate cap would be the notional amount multiplied by the percentage increase in inflation rates determined by the difference between the specified inflation index’s current value and the value at the time the cap was entered into. The maximum potential amount of future payments that a Fund would be required to make under an inflation rate floor would be the notional amount multiplied by the percentage decrease in inflation rates determined by the difference between the specified inflation index’s current value and the value at the time the floor was entered into.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swaption contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2014:

Columbia Variable Portfolio – Diversified Bond Fund

June 30, 2014

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Over-the-Counter Swap Contracts(c)	2,057,622	—	2,057,622	1,732,597	—	325,025	—
Centrally Cleared Swap Contracts(d)	174,072	—	174,072	78,029	—	—	96,043
Total asset derivatives	2,231,694	—	2,231,694	1,810,626	—	325,025	96,043

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(f)
				Financial Instruments ($)(e)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Over-the-Counter Swap Contracts(c)	7,626,706	—	7,626,706	1,732,597	—	4,861,243	1,032,866
Centrally Cleared Swap Contracts(g)	78,029	—	78,029	78,029	—	—	—
Total liability derivatives	7,704,735	—	7,704,735	1,810,626	—	4,861,243	1,032,866

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d)	Centrally cleared swaps are included within receivable for variation margin on the Statement of Assets and Liabilities.

(e)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(f)	Represents the net amount due to counterparties in the event of default.

(g)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Global Bond Fund

June 30, 2014

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	1,364,750	—	1,364,750	547,283	—	—	817,467

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(d)
				Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	3,870,199	—	3,870,199	547,283	—	—	3,322,915

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

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Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

June 30, 2014

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	4,630,672	—	4,630,672	4,630,672	—	—	—
Options Purchased Calls(c)	1,976,671	—	1,976,671	—	451,026	—	1,525,645
Options Purchased Puts(c)	1,050,982	—	1,050,982	—	1,036,168	—	14,814
Total asset derivatives	7,658,325	—	7,658,325	4,630,672	1,500,000	—	1,527,653

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(e)
				Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	10,767,660	—	10,767,660	4,630,672	—	—	6,136,988
Over-the-Counter Swap Contracts(f)	1,213,984	—	1,213,984	—	—	—	1,213,984
Centrally Cleared Swap Contracts(g)	167,659	—	167,659	—	—	—	167,659
Options Contracts Written	1,447,911	—	1,447,911	—	—	—	1,447,911
Total liability derivatives	13,597,214	—	13,597,214	4,630,672	—	—	8,966,542

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Purchased options are included within investments at value on the Statement of Assets and Liabilities.

(d)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

(f)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(g)	Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the

Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Columbia Variable Portfolio — Balanced Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Trust capital — unrealized depreciation on futures contracts	975	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(30,578)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(70,859)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	6,038,399

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Columbia Variable Portfolio — Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	9,817	*
Credit risk	Premiums paid on outstanding swap contracts	5,018,074
Interest rate risk	Net assets — unrealized appreciation on futures contracts	25,823	*

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on swap contracts	553,051	*
Interest rate risk	Premiums paid on outstanding swap contracts	1,337
Total		5,608,102

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	5,297,616	*
Credit risk	Premiums received on outstanding swap contracts	5,958,024
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,895,041	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	348,701	*
Total		13,499,382

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(15,933,098)	(15,933,098)
Interest rate risk	(9,391,725)	(2,147)	(9,393,872)
Total	(9,391,725)	(15,935,245)	(25,326,970)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	6,330,519	6,330,519
Interest rate risk	(3,777,720)	205,426	(3,572,294)
Total	(3,777,720)	6,535,945	2,758,225

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Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	196,802,923
Futures contracts — Short	206,199,260
Credit default Swap Contracts — buy protection	511,259,850

Derivate Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Interest rate swaps	637,916	(487,225)

*	Based on ending quarterly outstanding amounts for the six months ended June 30, 2014.

Columbia Variable Portfolio — Global Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,364,750
Interest rate risk	Net assets — unrealized appreciation on futures contracts	398,993	*
Total		1,763,743

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,870,199
Interest rate risk	Net assets — unrealized depreciation on futures contracts	325,087	*
Total		4,195,286

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	1,375,133	—	1,375,133
Interest rate risk	—	(913,445)	(913,445)
Total	1,375,133	(913,445)	461,688

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	781,303	—	781,303
Interest rate risk	—	(1,527,597)	(1,527,597)
Total	781,303	(1,527,597)	(746,294)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	59,397,357
Futures contracts — Short	254,322,980

Derivative Instrument	Average Unrealized Appreciation($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	2,455,156	(2,776,163)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Columbia Variable Portfolio — Large Core Quantitative Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Trust capital — unrealized appreciation on futures contracts	270,459	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	2,182,480
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(1,059,470)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	23,255,800

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,630,672
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,026,322	*
Interest rate risk	Investments at value- unaffiliated issuers (for purchased options)	3,027,653
Interest rate risk	Net assets — unrealized appreciation on swap contracts	244,390	*

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Premiums paid on outstanding swap contracts	3,252
Inflation rate risk	Premiums paid on outstanding swap contracts	46,891
Total		8,979,180

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10,767,660
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,883,635	*
Interest rate risk	Options contracts written, at value	1,447,911
Interest rate risk	Net assets — unrealized depreciation on swap contracts	745,334	*
Inflation rate risk	Net assets — unrealized depreciation on swap contracts	1,167,093	*
Total		16,011,633

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	(28,675,913)	—	269,595		(28,406,318)
Interest rate risk	—	(5,055,244)	(794,893)	(1,258,910)	(7,109,047)
Total	(28,675,913)	(5,055,244)	(525,298)	(1,258,910)	(35,515,365)

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Foreign exchange risk	10,327,930		(113,580)	—	10,214,350
Interest rate risk	—	240,552	(892,802)	(2,096,901)	(2,749,151)
Inflation rate risk	—	—	—	(1,419,523)	(1,419,523)
Total	10,327,930	240,552	(1,006,382)	(3,516,424)	6,045,676

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	341,377,214
Futures contracts — Short	518,883,763

Derivative Instrument	Average Market Value ($)*
Options contracts (purchased)	3,040,334
Options contracts (written)	(1,563,517)

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,060,575	(11,236,316)
Interest rate swaps	122,195	(459,402)
Total return swaps	39,868	(762,152)
Inflation Indexed Floors	—	(14,764)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Investments in Senior Loans

Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identify cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhancer defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on the mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Certain Funds may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Large Core Quantitative Fund, Variable Portfolio — Partners Small Cap Value Fund, Variable Portfolio — Sit Dividend Growth Fund and Variable Portfolio — Victory Established Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Emerging Markets Fund, Columbia Variable Portfolio — Global Bond Fund, and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio — Emerging Markets Fund and Columbia Variable Portfolio — Global Bond Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio — Diversified Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of each Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, is responsible for the ultimate oversight of investments made by the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers. See Subadvisory Agreements below. The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective investment management fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2014, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Investment Management Fee (%)
Columbia Variable Portfolio — Balanced Fund	0.66	0.49	0.64

Columbia Variable Portfolio — Diversified Bond Fund	0.43	0.30	0.42

Columbia Variable Portfolio — Emerging Markets Fund	1.10	0.90	1.07

Columbia Variable Portfolio — Global Bond Fund	0.57	0.47	0.57

Columbia Variable Portfolio — Large Core Quantitative Fund	0.71	0.54	0.62

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.44	0.25	0.43

Variable Portfolio — Partners Small Cap Value Fund	0.97	0.87	0.90

Variable Portfolio — Sit Dividend Growth Fund	0.73	0.60	0.70

Variable Portfolio — Victory Established Value Fund	0.78	0.65	0.77

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc.
Variable Portfolio — Partners Small Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Donald Smith & Co., Inc. River Road Asset Management, LLC Denver Investment Advisors LLC Turner Investments, L.P.

Fund	Subadviser
Variable Portfolio — Sit Dividend Growth Fund	Sit Investment Associates, Inc.
Variable Portfolio — Victory Established Value Fund	Victory Capital Management Inc.

For Variable Portfolio — Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to Columbia Variable Portfolio — Emerging Markets Fund and Columbia Variable Portfolio — Global Bond Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines as each Fund’s net assets increase. The fee rate range and annualized effective administration fee rate for each Fund as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2014, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Administration Fee (%)
Columbia Variable Portfolio — Balanced Fund	0.06	0.03	0.06

Columbia Variable Portfolio — Diversified Bond Fund	0.07	0.04	0.06

Columbia Variable Portfolio — Emerging Markets Fund	0.08	0.05	0.08

Columbia Variable Portfolio — Global Bond Fund	0.08	0.05	0.08

Columbia Variable Portfolio — Large Core Quantitative Fund	0.06	0.03	0.05

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.07	0.04	0.06

Variable Portfolio — Partners Small Cap Value Fund	0.08	0.05	0.07

Variable Portfolio — Sit Dividend Growth Fund	0.06	0.03	0.05

Variable Portfolio — Victory Established Value Fund	0.06	0.03	0.06

180	Semiannual Report 2014

Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to a company providing limited administrative services to the Funds and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were as follows:

Fund	Amount ($)
Columbia Variable Portfolio — Balanced Fund	1,343

Columbia Variable Portfolio — Diversified Bond Fund	2,920

Columbia Variable Portfolio — Emerging Markets Fund	1,398

Columbia Variable Portfolio — Global Bond Fund	1,257

Columbia Variable Portfolio — Large Core Quantitative Fund	2,337

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	2,138

Variable Portfolio — Partners Small Cap Value Fund	2,088

Variable Portfolio — Sit Dividend Growth Fund	1,821

Variable Portfolio — Victory Established Value Fund	1,403

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund’s average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Each Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014					Contractual Expense Cap Prior to May 1, 2014
	Class 1 (%)		Class 2 (%)		Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio — Balanced Fund	0.845	*	1.095	*	0.970	N/A	N/A	0.950

Columbia Variable Portfolio — Diversified Bond Fund	0.56		0.81		0.685	0.57	0.82	0.695

Columbia Variable Portfolio — Emerging Markets Fund	1.25		1.50		1.375	1.25	1.50	1.375

Columbia Variable Portfolio — Global Bond Fund	0.72		0.97		0.845	0.73	0.98	0.855

Columbia Variable Portfolio — Large Core Quantitative Fund	0.77		1.02		0.895	0.80	1.05	0.925

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	0.59		0.84		0.715	0.58	0.83	0.705

Variable Portfolio — Partners Small Cap Value Fund	0.88		1.13		1.005	0.88	1.13	1.005

Variable Portfolio — Sit Dividend Growth Fund	0.77		1.02		0.895	0.77	1.02	0.895

Variable Portfolio — Victory Established Value Fund	0.94		1.19		1.065	0.89	1.14	1.015

*	Fee rate is from June 25, 2014 (the commencement of operations) for Class 1 and Class 2 shares.

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program,

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Columbia Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Variable Portfolio — Diversified Bond Fund	3,232,468,000	71,294,000	(13,804,000)	57,490,000

Columbia Variable Portfolio — Emerging Markets Fund	952,549,000	169,584,000	(25,057,000)	144,527,000

Columbia Variable Portfolio — Global Bond Fund	728,076,000	34,551,000	(10,646,000)	23,905,000

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	1,765,892,000	138,031,000	(42,381,000)	95,650,000

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations and certain derivatives, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — Balanced Fund	440,060,178	474,451,754	155,648,054	166,047,698

Columbia Variable Portfolio — Diversified Bond Fund	4,050,282,819	3,937,965,385	2,906,557,781	2,806,420,034

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — Emerging Markets Fund	403,919,704	368,657,680	—	—

Columbia Variable Portfolio — Global Bond Fund	144,164,081	274,885,420	5,082,701	8,527,331

Columbia Variable Portfolio — Large Core Quantitative Fund	1,220,192,130	882,737,015	—	—

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund	807,937,117	970,586,486	619,893,906	629,845,790

Variable Portfolio — Partners Small Cap Value Fund	566,966,644	577,353,243	—	—

Variable Portfolio — Sit Dividend Growth Fund	491,484,239	345,609,662	—	—

Variable Portfolio — Victory Established Value Fund	218,113,678	336,489,709	—	—

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Redemption-in-Kind

Proceeds from the sales of securities for the Columbia Variable Portfolio — Diversified Bond Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the year ended December 31, 2013, securities and other assets with a value of $1,000,000,000 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $2,455,999, which is not taxable to remaining shareholders in the Fund.

Note 7. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds. The income earned by the Funds from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2014, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

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Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 9. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

No Fund had borrowings during the six months ended June 30, 2014.

Note 10. Significant Risks

Non-Diversification Risk

Columbia Variable Portfolio — Global Bond Fund and Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Derivatives Risk

Columbia Variable Portfolio — Balanced Fund, Columbia Variable Portfolio — Diversified Bond Fund, Columbia Variable Portfolio — Global Bond Fund, Columbia Variable Portfolio — Large Core Quantitative Fund and Variable

Portfolio — BlackRock Global Inflation-Protected Securities Fund invest in derivatives. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Variable Portfolio — Emerging Markets Fund, Variable Portfolio — Partners Small Cap Value Fund and Variable Portfolio — Victory Established Value Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if they were invested in a wider variety of companies in unrelated sectors.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose Columbia Variable Portfolio — Diversified Bond Fund and Columbia Variable Portfolio — Global Bond Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation Protected Securities Risk

Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund’s inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected

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June 30, 2014 (Unaudited)

debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Variable Portfolio — Emerging Markets Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

On or about August 20, 2014, the Investment Manager has entered into Subadvisory Agreements with Segall Bryant & Hamill, LLC and Snow Capital Management L.P. to each serve as subadvisers to Variable Portfolio — Partners Small Cap Value Fund. Also at that time, Turner Investments, L.P. is no longer a subadviser to the Fund.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the Columbia Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the VP Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for VP — BlackRock Global Inflation-Protected Securities Fund (BlackRock Global Inflation-Protected Securities), VP — Partners Small Cap Value Fund (SC Value), VP — Sit Dividend Growth Fund (Sit Dividend Growth) and VP — Victory Established Value Fund (Victory Established Value) (collectively, the Subadvised Funds), under the subadvisory agreements (the Subadvisory Agreements) between Columbia Management and each subadviser (collectively, Subadvisers), the Subadvisers perform portfolio management and related services for their Subadvised Funds.

On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, and the Subadvisers, as well as its expertise, resources and relative capabilities, and the qualifications of their personnel, with respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised fund, including, among noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management’s Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the VP Funds’ Administrative Services Agreement, the Board also took into

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account the organization and strength of the VP Funds’ and their service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the VP Funds’ other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the VP Funds.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. In the context of the review of the foregoing, the Board also considered Columbia Management’s recommendation at the March and April 2014 Contracts Committee meetings that Turner Investments, L.P. (Turner) be replaced due to underperformance and other concerns. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the VP Funds (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser (except, in the case of Turner, only for an interim basis until a replacement can be identified and retained), the Board concluded that the services being performed under each Subadvisory Agreement for BlackRock Global Inflation-Protected Securities, SC Value (for all subadvisers except Turner), and for Victory Established Value were of a reasonably high quality, for Sit Dividend Growth of an acceptable quality, and for Turner were of an acceptable quality for purposes of renewing its Subadvisory Agreement for only an interim period until replacement is identified and retained.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadvisers were in a position to continue to provide a high quality and level of services to the respective VP Fund, with the exception of Turner, which the Board concluded was in a position to continue to provide an acceptable quality and level of services to the Fund for purposes of a renewal for only a short-term period until a replacement is identified and retained. With respect to SC Value, the Board also observed the expected closing of a sale of one of SC Value’s subadvisers, River Road Asset Management, LLC (River Road) which would trigger a change in control (Transaction). As a result, later in a meeting, the Board considered a new subadvisory agreement which would go into the effect upon the closing of the Transaction.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each of the VP Funds, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund.

The Board observed that for each of Columbia VP — Balanced Fund (Balanced), Columbia VP — Large Core Quantitative Fund (Large Core Quantitative) and BlackRock Global Inflation-Protected Securities investment performance met expectations.

For each of Columbia VP — Diversified Bond Fund (Diversified Bond), Columbia VP — Emerging Markets Fund (Emerging Markets), Sit Dividend Growth, SC Value and Victory Established Value investment performance was appropriate in light of the particular management style involved and the particular market environment.

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For Columbia VP — Global Bond Fund (Global Bond), the Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to management team) had been taken or are contemplated to help improve the Global Bond’s performance.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management’s process for selecting and monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser for BlackRock Global Inflation-Protected Securities, SC Value, Sit Dividend Growth and Victory Established Value. With respect to Sit Dividend Growth the Board took into account management’s view that the Fund’s relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Sit Investment Associates, Inc.’s team.

The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser, except Turner. With respect to Turner, the Board considered, in particular, management’s rationale for recommending its termination. The Board observed that Turner’s termination would be effective following the identification and retention of a replacement and the expiration of the termination notice period under Turner’s Subadvisory Agreement.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the VP Funds contribution to Columbia Management’s profitability. For Diversified Bond, Large Core Quantitative and SC Value, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the VP Fund is no higher than the median expense ratio of funds in the same comparison universe of the VP Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that for Balanced, Diversified Bond, Global Bond and Large Core Quantitative standardized investment management fee rates were within a reasonable range.

The Board took into account that (a) for Balanced and BlackRock Global Inflation-Protected Securities, and each Fund’s total expense ratio was slightly below the peer universe’s median expense ratio shown in the reports; (b) for Diversified Bond, Emerging Markets, Global Bond, Large Core Quantitative, SC Value and Sit Dividend Growth each Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports; and for Victory Established Value, the Fund’s total expense ratio was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the VP Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting VP Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. Based on its review, the Board concluded that the VP Funds’ investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Funds receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012

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profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the VP Funds grow and took note of the extent to which VP Funds shareholders might also benefit from such growth. In this regard, the Board Trustees took into account that IMS fees decline as VP Funds assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Approval of New Subadvisory Agreement for VP — Partners Small Cap Value Fund

At the April 9-11, 2014 Board meeting (the April Meeting), the Board considered the New Subadvisory Agreement between Columbia Management and River Road, with respect to River Road’s management of VP — Partners Small-Cap Value Fund (SC Value) in light of the change in control triggered (Transaction). Independent legal counsel to the Independent Trustees reviewed the SEC-enumerated factors that should be considered by a board in determining whether to approve a new investment management services or subadvisory agreement and stated that the Board should use these factors in its consideration of the approval of the New Subadvisory Agreement.

Nature, Extent and Quality of Services Provide by River Road

The Board considered its analysis of various reports and presentations received by it and its Committees, at the April Meeting as part of the 15(c) review process, detailing the services performed by River Road, as subadviser for SC Value, as well as its history, reputation, expertise, resources and relative capabilities, and the qualifications of its personnel. The Board also recalled its analysis of the capabilities and financial condition of River Road earlier at the April Meeting and noted Columbia Management’s representation that River Road has the capability and wherewithal to carry out its responsibilities under the New Subadvisory Agreement (after the closing of the Transaction). The Board observed that it had earlier in the April Meeting considered and approved the renewal of the Previous Subadvisory Agreement for the period prior to the close of the Transaction and, assuming the Transaction did not close, and observed its related consideration of the quality of services provided by River Road and the fees paid under the Previous Subadvisory Agreement. It was observed that the New Subadvisory Agreement is identical in all material respects to the Previous Subadvisory Agreement. Accordingly, with respect to the review of the New Subadvisory Agreement, the Board focused its review on the Transaction and any expected impact on the management of the Fund, none of which was anticipated.

The Board observed that it had previously approved River Road’s code of ethics and compliance program, that the Chief Compliance Officer of SC Value continues to monitor the code and the program, and that no material concerns have been reported. The Board noted the impending change in control at River Road and, in this connection, noted that it was comfortable with the future financial strength of River Road based on Columbia Management’s review of River Road’s post-Transaction projected financials and representations from management in this regard. The Board also noted that no material changes were expected to River Road’s personnel, investment philosophy and investment process or compliance policies and procedures post-Transaction and that as part of the separation from Aviva, River Road began transitioning shared services, such as certain human resources and disaster recovery functions that were currently shared services with Aviva. The Board also discussed the acceptability of the terms of the New Subadvisory Agreement, including that, other than the date of effectiveness, the New Subadvisory Agreement is identical to the Previous Subadvisory Agreement. The Board recalled its considerations regarding River Road, earlier in the April meeting including its conclusion that River Road was in a position to provide a high quality and level of services to SC Value.

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Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the River Road-managed portion of SC Value (discussed below), as well as Columbia Management’s recommendation that the Board approve entering into the New Subadvisory Agreement with River Road, which is unaffiliated with Columbia, the Board concluded that River Road appeared to be in a position to continue to provide services of a reasonable high quality to the Fund post consummation of the Transaction.

Investment Performance of River Road

For purposes of evaluating the nature, extent and quality of services provided under the New Subadvisory Agreement, the Board recalled its careful review of the investment performance of the River Road-managed portion of SC Value earlier in the April meeting. In this regard, the Board considered its observation that the SC Value’s investment performance met expectations. Additionally, the Board reviewed Columbia Management’s process for selecting and monitoring River Road and other subadvisers. The Board considered, in particular, management’s rationale for recommending the continued retention of River Road.

Comparative Fees, Costs of Services Provided and Profitability

The Board recalled their earlier review, at the April Meeting, of comparative fees and the costs of services to be provided under the New Subadvisory Agreement. The Board reviewed the proposed level of subadvisory fees under the New Subadvisory Agreement, noting that the proposed subadvisory fees payable to River Road would be paid by Columbia Management and would not impact the fees paid by the Fund. The Board observed that fees paid under the New Subadvisory Agreement are identical to those paid under the Previous Subadvisory Agreement, which was reviewed and approved earlier at the April Meeting. The Board concluded that the Fund’s subadvisory fees continue to be fair and reasonable in light of the extent and quality of services that the Fund receives.

Economies of Scale

The Board recognized that, because River Road’s fees would be paid by Columbia Management and not SC Value, the analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the SC Value’s IMS Agreement, which was separately considered and renewed earlier at the April Meeting.

Based on the foregoing, including all of the information received and presented (including the information reviewed and considered earlier at the April Meeting), the Board, including all of the Independent Trustees, concluded that the subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative.

On April 11, 2014, the Board, including all of the Independent Trustees, unanimously approved the New Subadvisory Agreement.

June 2014 Board Consideration and Approval of the New Subadvisory Agreements for VP — Partners Small Cap Value Fund (SC Value)

At the June 16-18, 2014 Board meeting, the Board, including all of the Independent Trustees, unanimously approved the proposal to (i) terminate the subadvisory agreement between Columbia Management and Turner Investments, L.P. (Turner); (ii) approve the proposed Subadvisory Agreement between Columbia Management and Segall, Bryant and Hamill, LLC (SBH); (iii) approve the proposed Subadvisory Agreement between Columbia Management and Snow Capital Management, LP (Snow Capital); (iv) modify SC Value’s principal investment strategies to reflect SBH investment strategies; (v) modify SC Value’s principal investment strategies to reflect Snow Capital investment strategies; and (vi) approve SBH and Snow Capital’s codes of ethics and compliance programs (collectively, the “Proposals”). Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the April 2014 meeting (the April Meeting) and, in that connection, independent legal counsel’s discussion of their responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with SBH and Snow Capital. The Board, its Contracts Committee and Investment Review Committee held meetings and discussions with Columbia Management and reviewed and considered various written materials and oral presentations in connection with SBH and Snow Capital’s proposed services, including with respect to the quality of services, profitability and fees and expenses, investment strategy/style, performance and trading practices and the

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code of ethics and compliance program of SBH and Snow Capital. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Proposals. Independent legal counsel also noted that the Board should take into account the Contracts Committee’s and Investment Review Committee’s reports respecting the termination of Turner and replacement with SBH and Snow Capital.

Nature, Extent and Quality of Services to be provided by SBH and Snow Capital

The Board considered its analysis of the reports and presentations received by it and the Contracts Committee and Investment Review Committee, detailing the services proposed to be performed by SBH and Snow Capital as subadvisers for SC Value, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel. The Board noted that Columbia Management serves as investment manager to SC Value pursuant to an IMS Agreement between Columbia Management and SC Value.

The Board observed that SBH’s compliance program and Snow Capital’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and were determined by Columbia Management’s Asset Management Compliance to be reasonably designed to prevent violations of the federal securities laws by SC Value. The Board also observed that information had been presented regarding the capabilities and financial condition of SBH and Snow Capital and their ability to carry out their responsibilities under the proposed Subadvisory Agreements. The Board noted, in particular, that SBH’s investment approach and Snow Capital’s investment approach were reviewed by the Investment Review Committee (which included a presentation to the Board by SBH and Snow Capital). The Board also observed that the strategies to be utilized by SBH are led by a portfolio manager with 18 years of investment experience, supported by a team of five analysts, and the strategies to be utilized by Snow Capital are led by two portfolio managers, each with 14 years of investment experience, supported by a team of three analysts. The Board also recalled the information provided by Columbia Management and the Committee reports regarding SBH and Snow Capital personnel, their risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreements, including that the relatively broad scope of services required to be performed by SBH and Snow Capital was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board also considered, in this regard, the proposed termination of Turner and Columbia Management’s explanation that the termination was due to an effort to improve SC Value performance record and find a subadviser(s) that will present a good complimentary fit to other sleeves of SC Value managed by other subadvisers. In that regard, the Board recalled the Investment Review Committee and Contracts Committee reports regarding the search process undertaken by Columbia Management to identify a prospective successor subadviser with an investment style consistent with Columbia Management’s desire to improve the SC Value’s performance. In this connection, the Board considered the proposal to change the Fund’s principal investment strategies to align with SBH’s and Snow Capital’s investment management styles. The Board recalled, in this regard, that SBH’s lower volatility style well complements other subadvisers for SC Value (including Snow Capital). The Board also considered management’s representation that Snow Capital’s style, emphasizing up-side market participation, which is intended to generate a more balanced return/risk profile. The Board also observed that Turner’s performance for SC Value generally had not met expectations.

Investment Performance of SBH and Snow Capital

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management agreements. The Board considered SBH’s investment performance and Snow Capital’s investment performance, noting that each delivered strong performance results over the one-, three-, and five-year periods for its accounts managed using a strategy substantially similar to that proposed for SC Value.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that both SBH and Snow Capital were in a position to provide a high quality and level of service to SC Value.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreements, noting that the proposed subadvisory fees payable to SBH and Snow Capital would be paid by Columbia Management and would not impact the fees paid by SC Value. The Board also reviewed data regarding fees charged by SBH and Snow Capital to other clients,

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observing that the proposed subadvisory fees are generally in line with (i) fees charged by SBH and Snow Capital to other clients; and (ii) subadvisory fees paid by Columbia Management to subadvisors of other Funds. The Board also considered the expected decrease in total profitability of Columbia Management and its affiliates in connection with the hiring of SBH and Snow Capital and concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the Funds’ April 2014 meetings.

Economies of Scale

The Board also considered the economies of scale that may be realized by Columbia Management and its affiliates as SC Value grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under each proposed subadvisory agreement would not impact fees paid by SC Value (as subadvisory fees are paid by Columbia Management and not the Funds). The Board observed that SC Value’s investment management service agreement with Columbia Management continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that each proposed subadvisory agreement with SBH and Snow Capital provides for lower fees as assets increase at pre-established breakpoints. The Board observed that these fee rates and breakpoints are at levels that do not align with the breakpoints in SC Value’s management fees. The Board concluded that SC Value’s investment management service agreement continues to provide adequately for sharing of economies of scale.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory Agreements were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On June 16, 2014, the Board, including all of the Independent Trustees, approved each of the Subadvisory Agreements.

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Columbia Variable Portfolio Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	193

Columbia Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the fund and the investment product through which the fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6462 AF (8/14)

Semiannual Report

June 30, 2014

Columbia Variable Portfolio — Commodity Strategy Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Commodity Strategy Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	9
Consolidated Statement of Operations	10
Consolidated Statement of Changes in Net Assets	11
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	15
Approval of Investment Management Services and Subadvisory Agreements	22
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio — Commodity Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Commodity Strategy Fund (the Fund) Class 2 shares returned 4.83% for the six-month period that ended June 30, 2014.

>  The Fund underperformed its benchmark, the Bloomberg Commodity Index Total Return, which returned 7.08% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/13	5.04	6.76	-0.61
Class 2	04/30/13	4.83	6.43	-0.78
Bloomberg Commodity Index Total Return		7.08	8.21	0.68

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Bloomberg Commodity Index Total Return (formerly known as Dow Jones-UBS Commodity Index Total Return) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Effective June 30, 2014, S&P Dow Jones Indices ceased the calculation and distribution of the Dow Jones-UBS Commodity Index Total Return. Effective July 1, 2014, the Dow Jones-UBS Commodity Index Total Return was rebranded and is now distributed by Bloomberg as the Bloomberg Commodity Index Total Return.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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2

Columbia Variable Portfolio — Commodity Strategy Fund

Portfolio Overview

(Unaudited)

Commodities Market Exposure (%) (at June 30, 2014)(a)
Commodities Futures Contracts
Agriculture	34.9
Energy	36.9
Industrial Metals	15.7
Precious Metals	12.5
Total Notional Market Value of Commodities Futures Contracts	100.0

(a) Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $126,495,457. See Futures Contracts Outstanding at June 30, 2014 on page 5. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the consolidated financial statements.

Portfolio Holdings (%) (at June 30, 2014)(a)
Affiliated Money Market Fund	54.2
Treasury Bills	14.4
U.S. Government & Agency Obligations	27.7
Other Assets and Liabilities	3.7
Total Net Assets	100.0

(a) Percentage based upon net assets. At period end, the Fund held investments in an affiliated money market fund, U.S. Treasury Bills and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund's investments in open derivatives contracts which provide exposure to the commodities market. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the consolidated financial statements.

Portfolio Management

Threadneedle International Limited

David Donora

Nicolas Robin

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3

Columbia Variable Portfolio — Commodity Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,050.40	1,020.98	3.91	3.86	0.77
Class 2	1,000.00	1,000.00	1,048.30	1,019.74	5.18	5.11	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

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4

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Government & Agency Obligations 27.7%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks 12/03/14	0.070%	19,500,000	19,494,130
Federal Home Loan Mortgage Corp. Discount Notes 09/02/14	0.040%	5,000,000	4,999,650
Federal National Mortgage Association Discount Notes 11/04/14	0.060%	10,000,000	9,997,900
Total U.S. Government & Agency Obligations (Cost: $34,489,736)			34,491,680

Treasury Bills 14.4%

United States 14.4%
U.S. Treasury Bills 07/24/14	0.020%	10,000,000	9,999,858
08/28/14	0.010%	8,000,000	7,999,876
Total Treasury Bills (Cost: $17,998,957)			17,999,734

Money Market Funds 54.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(a)(b)	67,610,287	67,610,287
Total Money Market Funds (Cost: $67,610,287)		67,610,287
Total Investments (Cost: $120,098,980)		120,101,701
Other Assets & Liabilities, Net		4,575,304
Net Assets		124,677,005

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $6,693,306 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Brent Crude	103	USD	11,543,210	August 2014	332,374	—
Cattle Feeder	31	USD	3,298,012	August 2014	484,160	—
Coffee 'C'	54	USD	3,545,775	September 2014	61,379	—
Copper	53	USD	4,241,325	December 2014	162,860	—
Corn	398	USD	8,462,475	December 2014	—	(413,397)
Cotton No. 2	31	USD	1,139,405	December 2014	—	(82,730)
Gasoline RBOB	86	USD	10,992,400	July 2014	292,554	—
Gold 100 oz	81	USD	10,708,200	August 2014	247,869	—
KC HRW Wheat	44	USD	1,554,300	December 2014	—	(306,186)
Live Cattle	84	USD	5,165,160	December 2014	166,113	—
LME Lead	81	USD	4,420,575	November 2014	136,366	—
LME Nickel	50	USD	5,711,100	September 2014	137,228	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Futures Contracts Outstanding at June 30, 2014 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
LME Zinc	66	USD	3,672,488	November 2014	273,203	—
LMI PRI Aluminum	37	USD	1,761,662	November 2014	88,090	—
Natural Gas	265	USD	11,766,000	August 2014	—	(449,894)
NY Harb ULSD	35	USD	4,415,292	October 2014	132,724	—
Silver	49	USD	5,158,720	September 2014	450,245	—
Soybean	98	USD	5,670,525	November 2014	—	(316,809)
Soybean Meal	77	USD	2,828,980	December 2014	—	(241,816)
Soybean Oil	151	USD	3,546,990	December 2014	—	(320,619)
Sugar #11	259	USD	5,224,341	September 2014	96,509	—
Wheat (CBT)	125	USD	3,739,062	December 2014	—	(926,983)
WTI Crude	77	USD	7,929,460	October 2014	517,295	—
Total					3,578,969	(3,058,434)

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,735,746	96,703,970	(85,829,429)	67,610,287	28,684	67,610,287

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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6

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	34,491,680	—	34,491,680
Treasury Bills	17,999,734	—	—	17,999,734
Total Short-Term Securities	17,999,734	34,491,680	—	52,491,414
Mutual Funds
Money Market Funds	67,610,287	—	—	67,610,287
Total Mutual Funds	67,610,287	—	—	67,610,287
Investments in Securities	85,610,021	34,491,680	—	120,101,701
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	3,578,969	—	—	3,578,969
Liabilities
Futures Contracts	(3,058,434)	—	—	(3,058,434)
Total	86,130,556	34,491,680	—	120,622,236

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $52,488,693)	$52,491,414
Affiliated issuers (identified cost $67,610,287)	67,610,287
Total investments (identified cost $120,098,980)	120,101,701
Margin deposits	6,693,306
Receivable for:
Dividends	5,192
Variation margin	360,469
Total assets	127,160,668
Liabilities
Payable for:
Capital shares purchased	771,278
Variation margin	1,662,013
Investment management fees	5,743
Distribution and/or service fees	26
Transfer agent fees	626
Administration fees	835
Compensation of board members	4,477
Other expenses	38,665
Total liabilities	2,483,663
Net assets applicable to outstanding capital stock	$124,677,005
Represented by
Paid-in capital	$123,150,767
Excess of distributions over net investment income	(1,177,402)
Accumulated net realized gain	2,180,384
Unrealized appreciation (depreciation) on:
Investments	2,721
Futures contracts	520,535
Total — representing net assets applicable to outstanding capital stock	$124,677,005
Class 1
Net assets	$123,364,327
Shares outstanding	12,598,822
Net asset value per share	$9.79
Class 2
Net assets	$1,312,678
Shares outstanding	134,353
Net asset value per share	$9.77

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$28,684
Interest	14,736
Total income	43,420
Expenses:
Investment management fees	341,370
Distribution and/or service fees
Class 2	1,262
Transfer agent fees
Class 1	36,938
Class 2	303
Administration fees	49,654
Compensation of board members	5,634
Printing and postage fees	12,223
Professional fees	18,070
Other	15,417
Total expenses	480,871
Net investment loss	(437,451)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	307
Futures contracts	6,896,126
Net realized gain	6,896,433
Net change in unrealized appreciation (depreciation) on:
Investments	4,807
Futures contracts	(352,296)
Net change in unrealized appreciation (depreciation)	(347,489)
Net realized and unrealized gain	6,548,944
Net increase in net assets resulting from operations	$6,111,493

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013(a)
Operations
Net investment loss	$(437,451)	$(527,712)
Net realized gain (loss)	6,896,433	(4,715,758)
Net change in unrealized appreciation (depreciation)	(347,489)	870,745
Net increase (decrease) in net assets resulting from operations	6,111,493	(4,372,725)
Increase (decrease) in net assets from capital stock activity	(2,749,031)	125,667,558
Total increase in net assets	3,362,462	121,294,833
Net assets at beginning of period	121,314,543	19,710 (b)
Net assets at end of period	$124,677,005	$121,314,543
Excess of distributions over net investment income	$(1,177,402)	$(739,951)

(a) For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(b) Initial capital of $20,000 was contributed on April 11, 2013. The Fund had a decrease in net assets resulting from operations of $290 during the period from April 11, 2013 to April 29, 2013 (when shares became available).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	408,163	4,000,000	12,937,401	125,000,000
Redemptions	(747,742)	(7,350,502)	—	—
Net increase (decrease)	(339,579)	(3,350,502)	12,937,401	125,000,000
Class 2 shares
Subscriptions	69,830	666,204	74,477	706,623
Redemptions	(6,760)	(64,733)	(4,194)	(39,065)
Net increase	63,070	601,471	70,283	667,558
Total net increase (decrease)	(276,509)	(2,749,031)	13,007,684	125,667,558

(a) For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.32		$9.86
Income from investment operations:
Net investment loss	(0.03)		(0.05)
Net realized and unrealized gain (loss)	0.50		(0.49)
Total from investment operations	0.47		(0.54)
Net asset value, end of period	$9.79		$9.32
Total return	5.04%		(5.48%)
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.85	%(c)
Total net expenses(d)	0.77	%(c)	0.85	%(c)
Net investment loss	(0.70	%)(c)	(0.77	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$123,364		$120,651
Portfolio turnover	0%		449%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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13

Columbia Variable Portfolio — Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013(a)
Per share data
Net asset value, beginning of period	$9.32		$9.86
Income from investment operations:
Net investment loss	(0.05)		(0.06)
Net realized and unrealized gain (loss)	0.50		(0.48)
Total from investment operations	0.45		(0.54)
Net asset value, end of period	$9.77		$9.32
Total return	4.83%		(5.48%)
Ratios to average net assets(b)
Total gross expenses	1.02	%(c)	1.09	%(c)
Total net expenses(d)	1.02	%(c)	1.09	%(c)
Net investment loss	(0.94	%)(c)	(1.02	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,313		$664
Portfolio turnover	0%		449%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to December 31, 2013.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. At June 30, 2014, the Fund's investment in the Subsidiary represented $15,152,651 or 12.2% of the net assets of the Fund. All intercompany transactions and balances have been eliminated in the consolidation process.

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

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15

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S.

bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which

Semiannual Report 2014
16

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2014 (Unaudited)

would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to commodities markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the

impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	3,578,969	*
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	3,058,434	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Consolidated Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	6,896,126
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(352,296)

The following table is a summary of the average outstanding volume by derivative instrument for the period ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	126,278,540

*Based on the ending quarterly outstanding amounts for the period ended June 30, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

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17

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2014 (Unaudited)

identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.55% to 0.44% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.55% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

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18

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2014 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $698.

Other expenses also include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	1.00%	0.90%
Class 2	1.25	1.15

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

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19

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2014 (Unaudited)

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $120,099,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,000
Unrealized depreciation	—
Net unrealized appreciation	$3,000

The following capital loss carryforwards, determined as of December 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	423

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $0 and $0, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Significant Risks

Commodity — Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Limited or no active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk

Semiannual Report 2014
20

Columbia Variable Portfolio — Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2014 (Unaudited)

that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument. Foreign subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
21

Columbia Variable Portfolio — Commodity Strategy Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Commodity Strategy Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of

Semiannual Report 2014
22

Columbia Variable Portfolio — Commodity Strategy Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund from its date of inception through December 31, 2013, including performance information relative to the performance of a benchmark index. The Board observed that the Fund did not yet have a complete year of performance from its date of inception. The Board noted its expectation that it would consider, in connection with its next review and consideration of the continuation of the Advisory Agreements, the Fund's performance for a more meaningful period and such performance in relation to the annualized returns for a benchmark and a group of comparable funds, as determined by an independent third party data provider.

Additionally, the Board reviewed the performance of the Subadviser from the date of inception of the Fund through December 31, 2013 and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio was below the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other

Semiannual Report 2014
23

Columbia Variable Portfolio — Commodity Strategy Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014
24

Columbia Variable Portfolio — Commodity Strategy Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2014
25

Columbia Variable Portfolio — Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6631 C (8/14)

Semiannual Report

June 30, 2014

Variable Portfolio Funds

References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

Columbia Variable Portfolio — Limited Duration Credit Fund

Variable Portfolio — American Century Diversified Bond Fund

Variable Portfolio — Columbia Wanger International Equities Fund

Variable Portfolio — Columbia Wanger U.S. Equities Fund

Variable Portfolio — DFA International Value Fund

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Variable Portfolio — Holland Large Cap Growth Fund

Variable Portfolio — Invesco International Growth Fund

Variable Portfolio — J.P. Morgan Core Bond Fund

Variable Portfolio — Jennison Mid Cap Growth Fund

Variable Portfolio — Loomis Sayles Growth Fund
(formerly Variable Portfolio — American Century Growth Fund)

Variable Portfolio — MFS Value Fund

Variable Portfolio — Mondrian International Small Cap Fund

Variable Portfolio — Morgan Stanley Global Real Estate Fund

Variable Portfolio — NFJ Dividend Value Fund

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Variable Portfolio — Partners Small Cap Growth Fund

Variable Portfolio — Pyramis® International Equity Fund

Variable Portfolio — TCW Core Plus Bond Fund
(formerly Variable Portfolio — PIMCO Mortgage-Backed Securities Fund)

Variable Portfolio — Wells Fargo Short Duration Government Fund

Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies, (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.

This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document information regarding the investment options available to you.

Pyramis® is a registered service mark of FMR LLC. Used under license.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio Funds

Columbia Variable Portfolio — Limited Duration Credit Fund

Performance Overview	2
Portfolio Overview	3

Variable Portfolio — American Century Diversified Bond Fund

Performance Overview	4
Portfolio Overview	5

Variable Portfolio — Columbia Wanger International Equities Fund

Performance Overview	6
Portfolio Overview	7

Variable Portfolio — Columbia Wanger U.S. Equities Fund

Performance Overview	10
Portfolio Overview	11

Variable Portfolio — DFA International Value Fund

Performance Overview	12
Portfolio Overview	13

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

Performance Overview	16
Portfolio Overview	17

Variable Portfolio — Holland Large Cap Growth Fund

Performance Overview	18
Portfolio Overview	19

Variable Portfolio — Invesco International Growth Fund

Performance Overview	20
Portfolio Overview	21

Variable Portfolio — J.P. Morgan Core Bond Fund

Performance Overview	23
Portfolio Overview	24

Variable Portfolio — Jennison Mid Cap Growth Fund

Performance Overview	25
Portfolio Overview	26

Variable Portfolio — Loomis Sayles Growth Fund

Performance Overview	27
Portfolio Overview	28

Variable Portfolio — MFS Value Fund

Performance Overview	29
Portfolio Overview	30

Variable Portfolio — Mondrian International Small Cap Fund

Performance Overview	31
Portfolio Overview	32

Variable Portfolio — Morgan Stanley Global Real Estate Fund

Performance Overview	34
Portfolio Overview	35

Variable Portfolio — NFJ Dividend Value Fund

Performance Overview	37
Portfolio Overview	38

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

Performance Overview	39
Portfolio Overview	40

Variable Portfolio — Partners Small Cap Growth Fund

Performance Overview	41
Portfolio Overview	42

Variable Portfolio — Pyramis® International Equity Fund

Performance Overview	43
Portfolio Overview	44

Variable Portfolio — TCW Core Plus Bond Fund

Performance Overview	47
Portfolio Overview	48

Variable Portfolio — Wells Fargo Short Duration Government Fund

Performance Overview	49
Portfolio Overview	50
Understanding Your Fund's Expenses	51
Portfolio of Investments	59
Statement of Assets and Liabilities	239
Statement of Operations	253
Statement of Changes in Net Assets	260
Financial Highlights	280
Notes to Financial Statements	320
Approval of Investment Management Services and Subadvisory Agreements	338
Important Information About This Report	349

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Columbia Variable Portfolio — Limited Duration Credit Fund

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Limited Duration Credit Fund (the Fund) Class 2 Shares returned 1.80% for the six months ended June 30, 2014.

>  The Fund performed in line with its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which also returned 1.80% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	1.95	3.54	3.54
Class 2	05/07/10	1.80	3.29	3.28
Barclays U.S. 1-5 Year Corporate Index		1.80	3.79	3.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Columbia Variable Portfolio — Limited Duration Credit Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Corporate Bonds & Notes	91.4
Money Market Funds	8.3
U.S. Treasury Obligations	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	0.3
AA rating	1.0
A rating	9.7
BBB rating	85.1
Non-investment grade	3.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody's, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Royce Wilson, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — American Century Diversified Bond Fund (the Fund) Class 2 shares returned 3.80% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 3.93% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.85	4.24	4.06
Class 2	05/07/10	3.80	3.99	3.83
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — American Century Diversified Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Securities — Non-Agency	2.6
Commercial Mortgage-Backed Securities — Agency	0.5
Commercial Mortgage-Backed Securities — Non-Agency	5.3
Corporate Bonds & Notes	30.5
Foreign Government Obligations	13.2
Money Market Funds	3.3
Municipal Bonds	2.6
Residential Mortgage-Backed Securities — Agency	27.1
Residential Mortgage-Backed Securities — Non-Agency	6.0
U.S. Government & Agency Obligations	1.1
U.S. Treasury Obligations	7.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	35.1
AA rating	10.3
A rating	10.1
BBB rating	15.9
BB rating	8.1
B rating	2.1
CCC rating	1.2
CC rating	0.3
D rating	2.0
Not rated	14.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody's, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund's subadviser incorporates into its credit analysis process, along with other factors.

Portfolio Management

American Century Investment
Management, Inc.

Robert Gahagan

Alejandro Aguilar, CFA

Jeffrey Houston, CFA

Brian Howell

G. David MacEwen

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Columbia Wanger International Equities Fund (the Fund) Class 2 shares returned 5.86% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, which returned 7.70% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	5.98	22.54	13.46
Class 2	05/07/10	5.86	22.14	13.21
S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index		7.70	23.35	11.96

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index, an unmanaged index, is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Coronation Fund Managers Ltd. (South Africa)	1.5
Neopost SA (France)	1.2
CCL Industries, Inc., Class B (Canada)	1.0
Melco Crown Entertainment Ltd., ADR (Hong Kong)	1.0
Naspers Ltd., Class N (South Africa)	1.0
WuXi PharmaTech (Cayman), Inc. ADR (China)	1.0
Charles Taylor PLC (United Kingdom)	1.0
Aalberts Industries NV (Netherlands)	1.0
Jardine Lloyd Thompson Group PLC (United Kingdom)	0.9
Insurance Australia Group Ltd. (Australia)	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Australia	4.6
Belgium	0.2
Brazil	1.3
Cambodia	0.6
Canada	4.6
Chile	0.3
China	2.6
Denmark	1.9
Finland	1.8
France	2.6
Germany	3.1
Guatemala	0.5
Hong Kong	3.3
India	2.2
Indonesia	1.9
Israel	0.4
Italy	0.4
Japan	18.9
Kazakhstan	0.6
Malaysia	0.7
Malta	0.0	(a)
Mexico	1.8
Netherlands	2.1
New Zealand	1.0
Norway	1.0
Panama	0.0	(a)

Portfolio Management

Columbia Wanger Asset Management, LLC

Christopher Olson, CFA

Louis Mendes, CFA

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Country Breakdown (%) (continued) (at June 30, 2014)
Philippines	1.2
Singapore	2.6
South Africa	4.3
South Korea	3.0
Spain	2.2
Sweden	2.8
Switzerland	2.6
Taiwan	4.4
Thailand	0.9
Turkey	0.2
United Kingdom	11.0
United States(b)	6.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Aerospace & Defense	0.8
Air Freight & Logistics	0.6
Auto Components	1.4
Banks	2.4
Beverages	0.3
Biotechnology	0.7
Building Products	1.7
Capital Markets	2.6
Chemicals	5.8
Commercial Services & Supplies	3.9
Communications Equipment	0.5
Construction & Engineering	1.0
Construction Materials	0.5
Containers & Packaging	1.9
Distributors	0.7
Diversified Consumer Services	0.6
Diversified Financial Services	1.8
Diversified Telecommunication Services	0.3
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	3.4
Energy Equipment & Services	2.8
Food & Staples Retailing	2.9
Food Products	3.8

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (continued) (at June 30, 2014)
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	5.8
Household Durables	1.0
Industrial Conglomerates	0.5
Insurance	4.1
Internet & Catalog Retail	0.5
Internet Software & Services	1.2
IT Services	1.4
Leisure Products	0.3
Life Sciences Tools & Services	1.4
Machinery	6.7
Media	2.9
Metals & Mining	1.7
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	1.5
Personal Products	0.6
Pharmaceuticals	1.5
Professional Services	0.4
Real Estate Investment Trusts (REITs)	3.6
Real Estate Management & Development	1.3
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	0.8
Software	2.0
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	2.0
Tobacco	1.1
Trading Companies & Distributors	1.1
Transportation Infrastructure	1.7
Wireless Telecommunication Services	1.1
Money Market Funds	3.8
Total	99.8

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Columbia Wanger U.S. Equities Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Columbia Wanger U.S. Equities Fund (the Fund) Class 2 shares returned 2.37% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the Russell 2000 Index, which returned 3.19% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	2.46	22.32	16.35
Class 2	05/07/10	2.37	21.96	16.06
Russell 2000 Index		3.19	23.64	17.22

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Columbia Wanger U.S. Equities Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Avis Budget Group, Inc.	3.2
Mettler-Toledo International, Inc.	3.1
Donaldson Co., Inc.	3.0
Synageva Biopharma Corp.	2.5
Cepheid	2.5
Nordson Corp.	2.4
SEI Investments Co.	2.2
Akorn, Inc.	2.2
Drew Industries, Inc.	2.0
Informatica Corp.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.5
Consumer Discretionary	15.1
Consumer Staples	2.9
Energy	6.8
Financials	15.1
Health Care	13.7
Industrials	31.9
Information Technology	12.0
Materials	0.8
Telecommunication Services	1.2
Money Market Funds	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Columbia Wanger Asset Management, LLC

Robert Mohn, CFA

David Frank, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — DFA International Value Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — DFA International Value Fund (the Fund) Class 2 shares returned 5.23% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the MSCI World ex-USA Value Index (Net), which returned 6.39% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	5.35	26.34	7.59
Class 2	05/07/10	5.23	26.09	7.31
MSCI World ex-USA Value Index (Net)		6.39	26.91	11.66

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World ex-USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The MSCI World ex-USA Value Index (Net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World ex-USA Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — DFA International Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
BP PLC (United Kingdom)	3.0
HSBC Holdings PLC, ADR (United Kingdom)	2.8
Novartis AG, Registered Shares (Switzerland)	2.7
Daimler AG, Registered Shares (Germany)	2.3
Royal Dutch Shell PLC, Class A (United Kingdom)	1.9
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.8
Suncor Energy, Inc. (Canada)	1.8
BNP Paribas SA (France)	1.4
ING Groep NV-CVA (Netherlands)	1.3
Swiss Re AG (Switzerland)	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Australia	6.7
Austria	0.2
Belgium	1.6
Canada	9.9
Denmark	1.8
Finland	0.9
France	10.0
Germany	8.3
Hong Kong	2.3
Ireland	0.1
Israel	0.4
Italy	1.6
Japan	21.6
Mongolia	0.0	(a)
Netherlands	2.7
New Zealand	0.0	(a)
Norway	0.9
Portugal	0.1
Singapore	0.9
Spain	2.0
Sweden	2.9
Switzerland	8.9
United Kingdom	15.5
United States(b)	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Portfolio Management

Dimensional Fund Advisors, L.P.

Karen Umland, CFA

Jed Fogdall

Joseph Chi, CFA

Henry Gray

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — DFA International Value Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Aerospace & Defense	0.2
Air Freight & Logistics	0.2
Airlines	0.5
Auto Components	0.9
Automobiles	5.5
Banks	18.7
Beverages	0.5
Building Products	0.9
Capital Markets	3.3
Chemicals	3.0
Commercial Services & Supplies	0.3
Communications Equipment	0.7
Construction & Engineering	0.6
Construction Materials	1.7
Containers & Packaging	0.1
Distributors	0.0	(a)
Diversified Financial Services	2.0
Diversified Telecommunication Services	2.5
Electric Utilities	1.4
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	0.4
Food & Staples Retailing	2.6
Food Products	0.9
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	0.5
Household Durables	0.9
Household Products	0.3
Independent Power and Renewable Electricity Producers	0.1
Industrial Conglomerates	0.7
Insurance	8.8
IT Services	0.0	(a)
Leisure Products	0.1
Life Sciences Tools & Services	0.1
Machinery	0.5
Marine	1.2
Media	0.6
Metals & Mining	6.1
Multiline Retail	0.7
Multi-Utilities	2.4
Oil, Gas & Consumable Fuels	14.6
Paper & Forest Products	0.7
Personal Products	0.0	(a)

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — DFA International Value Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (continued) (at June 30, 2014)
Pharmaceuticals	3.3
Professional Services	0.4
Real Estate Management & Development	1.9
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	0.3
Specialty Retail	0.4
Technology Hardware, Storage & Peripherals	0.9
Textiles, Apparel & Luxury Goods	0.1
Thrifts & Mortgage Finance	0.0	(a)
Trading Companies & Distributors	2.9
Transportation Infrastructure	0.1
Wireless Telecommunication Services	1.7
Total	99.7

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Eaton Vance Floating-Rate Income Fund (the Fund) Class 2 shares returned 1.31% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the S&P/LSTA Leveraged Loan Index, which returned 2.60% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	1.45	3.95	4.45
Class 2	05/07/10	1.31	3.63	3.98
S&P/LSTA Leveraged Loan Index		2.60	5.59	5.74

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the S&P/LSTA Leveraged Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Corporate Bonds & Notes	0.0	(a)
Money Market Funds	2.1
Senior Loans	97.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2014)
BBB rating	0.5
BB rating	25.3
B rating	67.3
CCC rating	1.8
D rating	0.1
Not rated	5.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody's, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by one of these agencies, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund's subadviser incorporates into its credit analysis process, along with other factors.

Portfolio Management

Eaton Vance Management

Scott Page, CFA

Craig Russ

Andrew Sveen, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Holland Large Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Holland Large Cap Growth Fund (the Fund) Class 2 shares returned 4.02% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 6.31% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	4.21	22.11	15.32
Class 2	05/07/10	4.02	21.81	15.02
Russell 1000 Growth Index		6.31	26.92	17.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Holland Large Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
QUALCOMM, Inc.	4.7
Range Resources Corp.	4.1
Visa, Inc., Class A	4.0
Priceline Group, Inc. (The)	3.6
Adobe Systems, Inc.	3.5
Apple, Inc.	3.5
Citrix Systems, Inc.	3.4
Amazon.com, Inc.	3.4
Cisco Systems, Inc.	3.0
Gilead Sciences, Inc.	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	98.2
Consumer Discretionary	18.5
Consumer Staples	7.7
Energy	10.4
Financials	3.3
Health Care	13.4
Industrials	10.9
Information Technology	31.2
Materials	2.8
Money Market Funds	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Holland Capital Management LLC

Monica Walker

Carl Bhathena

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Invesco International Growth Fund (the Fund) Class 2 shares returned 6.08% for the six months ended June 30, 2014.

>  The Fund outperformed its benchmark, the MSCI EAFE Growth Index (Net), which returned 3.56% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	6.20	24.46	11.93
Class 2	05/07/10	6.08	24.22	11.65
MSCI EAFE Growth Index (Net)		3.56	20.33	12.18

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Growth Index (Net), an unmanaged index, is compiled from a composite of securities markets in Europe, Australasia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Reed Elsevier PLC (United Kingdom)	2.9
Suncor Energy, Inc. (Canada)	2.6
Compass Group PLC (United Kingdom)	2.5
Shire PLC (United Kingdom)	2.5
British American Tobacco PLC (United Kingdom)	2.4
WPP PLC (United Kingdom)	2.2
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.2
British Sky Broadcasting Group PLC (United Kingdom)	2.2
Galaxy Entertainment Group Ltd. (Hong Kong)	2.1
Roche Holding AG, Genusschein Shares (Switzerland)	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Australia	3.2
Belgium	1.5
Brazil	3.8
Canada	8.5
China	3.8
Denmark	2.4
France	4.9
Germany	6.5
Hong Kong	3.4
Israel	2.0
Japan	6.4
Mexico	1.8
Netherlands	1.1
Singapore	4.4
South Korea	3.0
Spain	1.0
Sweden	2.2
Switzerland	7.6
Taiwan	1.9
Thailand	1.0
Turkey	1.1
United Kingdom	20.7
United States(a)	7.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Invesco Advisers, Inc.

Clas Olsson

Brent Bates, CFA

Shuxin Cao, CFA

Matthew Dennis, CFA

Jason Holzer, CFA

Mark Jason, CFA

Richard Nield, CFA

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Invesco International Growth Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Air Freight & Logistics	0.9
Auto Components	2.1
Automobiles	2.5
Banks	6.0
Beverages	3.4
Biotechnology	0.6
Capital Markets	3.1
Chemicals	2.1
Commercial Services & Supplies	1.0
Communications Equipment	1.0
Containers & Packaging	1.5
Diversified Financial Services	4.2
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	0.9
Food Products	1.9
Health Care Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	4.3
Industrial Conglomerates	2.6
Insurance	2.4
Internet Software & Services	1.7
IT Services	2.6
Machinery	2.0
Media	10.6
Multiline Retail	0.9
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	8.4
Pharmaceuticals	8.4
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	5.1
Software	1.9
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	1.0
Tobacco	3.4
Money Market Funds	7.9
Total	100.7

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — J.P. Morgan Core Bond Fund (the Fund) Class 2 shares returned 3.37% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 3.93% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.52	3.42	4.04
Class 2	05/07/10	3.37	3.18	3.77
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — J.P. Morgan Core Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Securities — Non-Agency	5.8
Commercial Mortgage-Backed Securities — Agency	12.6
Commercial Mortgage-Backed Securities — Non-Agency	3.3
Corporate Bonds & Notes	16.5
Foreign Government Obligations	2.0
Inflation-Indexed Bonds	0.3
Money Market Funds	2.1
Municipal Bonds	0.2
Residential Mortgage-Backed Securities — Agency	25.0
Residential Mortgage-Backed Securities — Non-Agency	5.2
U.S. Government & Agency Obligations	4.8
U.S. Treasury Obligations	22.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	71.6
AA rating	3.8
A rating	10.9
BBB rating	7.9
Non-investment grade	1.7
Not rated	4.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody's, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund's subadviser incorporates into its credit analysis process, along with other factors.

Portfolio Management

J.P. Morgan Investment Management Inc.

Douglas Swanson

Christopher Nauseda

Peter Simons, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Jennison Mid Cap Growth Fund (the Fund) Class 2 shares returned 3.68% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the Russell Midcap Growth Index, which returned 6.51% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.82	21.63	15.13
Class 2	05/07/10	3.68	21.34	14.82
Russell Midcap Growth Index		6.51	26.04	18.61

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Jennison Mid Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
SBA Communications Corp., Class A	2.9
Electronic Arts, Inc.	2.2
Henry Schein, Inc.	2.1
Vantiv, Inc., Class A	1.9
Dollar Tree, Inc.	1.9
Universal Health Services, Inc., Class B	1.8
Concho Resources, Inc.	1.8
Crown Castle International Corp.	1.8
IHS, Inc., Class A	1.8
Roper Industries, Inc.	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.4
Consumer Discretionary	14.8
Consumer Staples	5.5
Energy	8.2
Financials	7.6
Health Care	15.7
Industrials	17.4
Information Technology	20.8
Materials	6.5
Telecommunication Services	2.9
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jennison Associates LLC

John Mullman, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Loomis Sayles Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Loomis Sayles Growth Fund (the Fund) Class 2 shares returned 5.69% for the six months ended June 30, 2014. The Fund's performance prior to March 21, 2014 reflects returns achieved by one or more different subadvisers.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 6.31% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	5.88	25.11	14.66
Class 2	05/07/10	5.69	24.73	14.36
Russell 1000 Growth Index		6.31	26.92	17.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Loomis Sayles Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Cisco Systems, Inc.	5.3
Facebook, Inc., Class A	5.0
Amazon.com, Inc.	4.9
Visa, Inc., Class A	4.5
Oracle Corp.	4.5
QUALCOMM, Inc.	4.1
Danone SA, ADR	3.9
Schlumberger Ltd.	3.8
Coca-Cola Co. (The)	3.6
Lowe's Companies, Inc.	3.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.0
Consumer Discretionary	10.7
Consumer Staples	16.2
Energy	3.8
Financials	6.0
Health Care	14.9
Industrials	6.5
Information Technology	40.9
Money Market Funds	1.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Loomis, Sayles & Company, L.P.

Aziz Hamzaogullari, CFA

Effective March 21, 2014, Loomis, Sayles & Company, L.P. replaced American Century Investment Management, Inc. as the Fund's subadviser.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — MFS Value Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — MFS Value Fund (the Fund) Class 2 shares returned 4.57% for the six months that ended June 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 8.28% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	4.71	21.93	14.90
Class 2	05/07/10	4.57	21.53	14.62
Russell 1000 Value Index		8.28	23.81	16.96

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — MFS Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
JPMorgan Chase & Co.	4.1
Johnson & Johnson	3.7
Philip Morris International, Inc.	3.6
Wells Fargo & Co.	3.4
Pfizer, Inc.	2.9
ExxonMobil Corp.	2.3
Lockheed Martin Corp.	2.2
Accenture PLC, Class A	2.1
3M Co.	2.1
MetLife, Inc.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	98.7
Consumer Discretionary	11.3
Consumer Staples	14.2
Energy	6.5
Financials	25.3
Health Care	14.1
Industrials	15.5
Information Technology	6.5
Materials	2.0
Telecommunication Services	3.0
Utilities	0.3
Convertible Preferred Stocks	0.1
Industrials	0.1
Money Market Funds	1.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Massachusetts Financial Services Company

Nevin Chitkara

Steven Gorham

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Mondrian International Small Cap Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Mondrian International Small Cap Fund (the Fund) Class 2 shares returned 3.73% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the MSCI World ex U.S. Small Cap Index (Net), which returned 6.79% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.85	19.96	14.07
Class 2	05/07/10	3.73	19.68	13.77
MSCI World ex U.S. Small Cap Index (Net)		6.79	29.55	13.74

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI World ex U.S. Small Cap Index (Net) is composed of stocks which are categorized as small capitalization stocks. The MSCI World ex U.S. Index is a market capitalization-weighted index designed to measure equity performance in 22 global developed markets, excluding the U.S.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World ex U.S. Small Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Mondrian International Small Cap Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Koninklijke Boskalis Westminster NV (Netherlands)	3.2
Rotork PLC (United Kingdom)	3.2
Symrise AG (Germany)	3.1
Christian Hansen Holding A/S (Denmark)	2.8
Croda International PLC (United Kingdom)	2.8
CapitaMall Trust (Singapore)	2.5
MTU Aero Engines AG (Germany)	2.3
SIA Engineering Co., Ltd. (Singapore)	2.2
Bodycote PLC (United Kingdom)	2.1
Victrex PLC (United Kingdom)	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Australia	6.2
Canada	4.1
China	0.0	(a)
Denmark	2.7
France	9.9
Germany	14.9
Hong Kong	5.0
Ireland	1.1
Israel	0.4
Japan	6.8
Netherlands	3.1
New Zealand	2.2
Norway	0.4
Singapore	11.0
Spain	1.0
Sweden	1.2
Switzerland	1.9
United Kingdom	25.7
United States(b)	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Portfolio Management

Mondrian Investment Partners Limited

Dr. Ormala Krishnan

Frances Cuthbert, CFA

Aidan Nicholson, CFA

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Mondrian International Small Cap Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Aerospace & Defense	4.1
Auto Components	5.5
Chemicals	10.5
Commercial Services & Supplies	5.0
Construction & Engineering	6.2
Containers & Packaging	1.1
Diversified Consumer Services	0.8
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	8.3
Energy Equipment & Services	2.6
Food Products	1.8
Gas Utilities	1.6
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	2.0
Insurance	0.4
Life Sciences Tools & Services	0.8
Machinery	15.5
Marine	0.9
Media	0.6
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	1.3
Professional Services	1.2
Real Estate Investment Trusts (REITs)	8.0
Semiconductors & Semiconductor Equipment	0.5
Specialty Retail	1.6
Technology Hardware, Storage & Peripherals	1.2
Trading Companies & Distributors	2.0
Transportation Infrastructure	5.1
Water Utilities	0.9
Wireless Telecommunication Services	1.3
Money Market Funds	2.4
Total	99.8

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Morgan Stanley Global Real Estate Fund (the Fund) Class 2 shares returned 11.07% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the FTSE EPRA/NAREIT Global Developed Real Estate Index, which returned 12.21% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	11.20	13.73	11.89
Class 2	05/07/10	11.07	13.40	11.61
FTSE EPRA/NAREIT Global Developed Real Estate Index		12.21	14.38	14.13

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The FTSE EPRA/NAREIT Global Developed Real Estate Index is a global free float-adjusted market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Simon Property Group, Inc. (United States)	5.9
Host Hotels & Resorts, Inc. (United States)	4.1
Mitsui Fudosan Co., Ltd. (Japan)	4.0
Equity Residential (United States)	3.9
Sun Hung Kai Properties Ltd. (Hong Kong)	3.9
Mitsubishi Estate Co., Ltd. (Japan)	3.7
Vornado Realty Trust (United States)	3.3
AvalonBay Communities, Inc. (United States)	2.9
Sumitomo Realty & Development Co., Ltd. (Japan)	2.5
Public Storage (United States)	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Australia	6.0
Austria	0.0	(a)
Belgium	0.1
Brazil	0.7
Canada	2.3
China	0.2
Finland	0.3
France	3.1
Germany	1.6
Hong Kong	12.0
Italy	0.2
Japan	14.7
Netherlands	0.8
Norway	0.2
Singapore	2.5
Spain	0.1
Sweden	0.7
Switzerland	0.8
United Kingdom	7.0
United States(b)	46.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Portfolio Management

Morgan Stanley Investment Management Inc.

Theodore Bigman

Michiel te Paske

Sven van Kemenade

Angeline Ho

Bill Grant

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Health Care Providers & Services	0.1
Hotels, Restaurants & Leisure	1.8
Real Estate Investment Trusts (REITs)	66.6
Real Estate Management & Development	30.8
Money Market Funds	0.3
Total	99.6

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — NFJ Dividend Value Fund (the Fund) Class 2 shares returned 8.71% for the six months ended June 30, 2014.

>  The Fund outperformed its benchmark, the Russell 1000 Value Index, which returned 8.28% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	8.81	23.20	16.03
Class 2	05/07/10	8.71	22.84	15.74
Russell 1000 Value Index		8.28	23.81	16.96

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — NFJ Dividend Value Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
ConocoPhillips	4.6
Ford Motor Co.	4.2
Intel Corp.	4.2
Total SA, ADR	4.2
Wells Fargo & Co.	4.2
MetLife, Inc.	4.1
AT&T, Inc.	4.0
JPMorgan Chase & Co.	3.7
International Paper Co.	2.3
Molson Coors Brewing Co., Class B	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	96.9
Consumer Discretionary	4.1
Consumer Staples	4.0
Energy	16.7
Financials	23.5
Health Care	13.8
Industrials	7.7
Information Technology	13.0
Materials	6.2
Telecommunication Services	5.9
Utilities	2.0
Money Market Funds	3.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

NFJ Investment Group LLC

Benno Fischer, CFA

Paul Magnuson

R. Burns McKinney, CFA

Thomas Oliver, CFA, CPA

L. Baxter Hines, CFA

Jeff Reed, CFA

Morley Campbell, CFA

John Mowrey, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Nuveen Winslow Large Cap Growth Fund (the Fund) Class 2 shares returned 2.85% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 6.31% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	2.99	26.60	15.58
Class 2	05/07/10	2.85	26.26	15.27
Russell 1000 Growth Index		6.31	26.92	17.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Union Pacific Corp.	4.3
Apple, Inc.	3.7
Visa, Inc., Class A	3.5
Monsanto Co.	3.2
Priceline Group, Inc. (The)	2.9
Celgene Corp.	2.8
Danaher Corp.	2.6
Starbucks Corp.	2.5
Twenty-First Century Fox, Inc., Class A	2.4
Facebook, Inc., Class A	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	98.9
Consumer Discretionary	23.0
Consumer Staples	2.2
Energy	6.3
Financials	7.4
Health Care	14.6
Industrials	11.6
Information Technology	27.9
Materials	4.3
Telecommunication Services	1.6
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Winslow Capital Management, LLC

Clark Winslow

Justin Kelly, CFA

Patrick Burton, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Partners Small Cap Growth Fund (the Fund) Class 2 shares returned -2.15% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the Russell 2000 Growth Index, which returned 2.22% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	-2.08	16.29	15.10
Class 2	05/07/10	-2.15	16.10	14.82
Russell 2000 Growth Index		2.22	24.73	18.91

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Partners Small Cap Growth Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Old Dominion Freight Line, Inc.	2.1
NewMarket Corp.	2.0
Acadia Healthcare Co., Inc.	1.9
Proofpoint, Inc.	1.9
Service Corp. International	1.7
Cabela's, Inc.	1.5
Albemarle Corp.	1.5
Tenet Healthcare Corp.	1.4
On Assignment, Inc.	1.4
Tempur Sealy International, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	99.3
Consumer Discretionary	19.1
Consumer Staples	2.2
Energy	5.6
Financials	11.3
Health Care	18.8
Industrials	15.0
Information Technology	20.5
Materials	6.8
Money Market Funds	0.7
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.
Portfolio Management

Palisade Capital Management, L.L.C.

Sammy Oh

The London Company

Stephen Goddard, CFA

Jonathan Moody, CFA

J. Brian Campbell, CFA

Mark DeVaul, CFA, CPA

Wells Capital Management Incorporated

Joseph Eberhardy, CFA, CPA

Thomas Ognar, CFA

Bruce Olson, CFA

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Pyramis® International Equity Fund (the Fund) Class 2 shares returned 2.95% for the six months ended June 30, 2014.

>  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 4.78% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.07	21.49	10.93
Class 2	05/07/10	2.95	21.13	10.63
MSCI EAFE Index (Net)		4.78	23.57	12.05

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Total SA (France)	2.2
Roche Holding AG, Genusschein Shares (Switzerland)	2.1
Nestlé SA, Registered Shares (Switzerland)	1.9
Royal Dutch Shell PLC, Class A (United Kingdom)	1.8
Shire PLC (United Kingdom)	1.5
Toyota Motor Corp. (Japan)	1.5
Bayer AG, Registered Shares (Germany)	1.5
BG Group PLC (United Kingdom)	1.5
Anheuser-Busch InBev NV (Belgium)	1.4
Australia and New Zealand Banking Group Ltd. (Australia)	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Australia	6.9
Austria	0.4
Belgium	2.5
Denmark	1.8
Finland	1.0
France	11.2
Germany	7.0
Hong Kong	2.7
Ireland	0.3
Israel	0.6
Italy	1.5
Japan	19.0
Luxembourg	0.4
Mexico	0.1
Netherlands	2.9
Norway	0.4
Papua New Guinea	0.3
Singapore	1.3
Spain	2.1
Sweden	3.2
Switzerland	7.9
United Kingdom	20.2
United States(a)	6.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Pyramis Global Advisors, LLC

Cesar Hernandez, CFA

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Aerospace & Defense	2.0
Airlines	0.2
Auto Components	0.6
Automobiles	4.5
Banks	11.2
Beverages	2.1
Biotechnology	0.4
Building Products	0.9
Capital Markets	1.9
Chemicals	2.2
Construction & Engineering	0.4
Construction Materials	1.1
Consumer Finance	0.1
Diversified Financial Services	8.2
Diversified Telecommunication Services	3.9
Electric Utilities	0.6
Electrical Equipment	1.9
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	0.3
Food & Staples Retailing	1.5
Food Products	3.1
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.4
Household Durables	0.6
Household Products	1.6
Independent Power and Renewable Electricity Producers	0.2
Industrial Conglomerates	0.7
Insurance	4.4
Internet & Catalog Retail	0.4
Internet Software & Services	0.2
IT Services	0.9
Machinery	1.4
Marine	0.3
Media	2.1
Metals & Mining	3.4
Multiline Retail	0.3
Multi-Utilities	1.9
Oil, Gas & Consumable Fuels	6.0
Paper & Forest Products	0.3
Pharmaceuticals	10.1
Professional Services	0.7
Real Estate Investment Trusts (REITs)	1.3

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview (continued)

Variable Portfolio — Pyramis® International Equity Fund

(Unaudited)

Summary of Investments in Securities by Industry (%) (continued) (at June 30, 2014)
Real Estate Management & Development	1.4
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	0.2
Software	0.1
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	1.6
Tobacco	2.1
Trading Companies & Distributors	1.1
Transportation Infrastructure	0.2
Wireless Telecommunication Services	2.2
Total	99.5

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — TCW Core Plus Bond Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — TCW Core Plus Bond Fund (the Fund) Class 2 shares returned 3.20% for the six months ended June 30, 2014. The Fund's performance prior to March 21, 2014 reflect returns achieved by one or more different subadvisers.

>  The Fund underperformed its benchmarks, the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Mortgage-Backed Securities Index, which returned 3.93% and 4.03%, respectively, during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	3.35	3.45	3.03
Class 2	05/07/10	3.20	3.20	2.79
Barclays U.S. Aggregate Bond Index		3.93	4.37	4.08
Barclays U.S. Mortgage-Backed Securities Index		4.03	4.66	3.38

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Barclays U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

On March 21, 2014, the Barclays U.S. Aggregate Bond Index (the New Index) replaced the Barclays U.S. Mortgage-Backed Securities Index (the Former Index) as the Fund's primary benchmark. The Investment Manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — TCW Core Plus Bond Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Securities — Non-Agency	5.5
Commercial Mortgage-Backed Securities — Agency	4.2
Commercial Mortgage-Backed Securities — Non-Agency	5.1
Corporate Bonds & Notes	12.2
Money Market Funds	13.0
Municipal Bonds	1.0
Residential Mortgage-Backed Securities — Agency	22.6
Residential Mortgage-Backed Securities — Non-Agency	8.6
U.S. Government & Agency Obligations	4.7
U.S. Treasury Obligations	23.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	52.6
AA rating	2.9
A rating	6.5
BBB rating	5.4
BB rating	4.1
B rating	1.7
CCC rating	2.8
CC rating	0.2
D rating	1.3
Not rated	22.5
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the median rating of Moody's, S&P, and Fitch, as available. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund's subadviser incorporates into its credit analysis process, along with other factors.

Portfolio Management

TCW Investment Management Company

Tad Rivelle

Laird Landmann

Stephen Kane, CFA

Bryan Whalen, CFA

Effective March 21, 2014, TCW Investment Management Company replaced Pacific Investment Management Company LLC as the Fund's subadvisor.

Semiannual Report 2014

Variable Portfolio Funds

Performance Overview

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Performance Summary

>  Variable Portfolio — Wells Fargo Short Duration Government Fund (the Fund) Class 2 shares returned 0.51% for the six months ended June 30, 2014.

>  The Fund outperformed its benchmark, the Barclays U.S. 1-3 Year Government Bond Index, which returned 0.42% during the same period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class 1	05/07/10	0.56	0.96	1.57
Class 2	05/07/10	0.51	0.71	1.31
Barclays U.S. 1-3 Year Government Bond Index		0.42	0.77	0.97

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio Overview

Variable Portfolio — Wells Fargo Short Duration Government Fund

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2014)
Asset-Backed Securities — Non-Agency	11.4
Commercial Mortgage-Backed Securities — Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	6.8
Corporate Bonds & Notes	0.5
Money Market Funds	1.2
Residential Mortgage-Backed Securities — Agency	33.7
U.S. Government & Agency Obligations	4.9
U.S. Treasury Obligations	41.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2014)
AAA rating	99.5
AA rating	0.5
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the lower of the ratings of Moody's and S&P. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by one of these agencies, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund's subadviser incorporates into its credit analysis process, along with other factors.

Portfolio Management

Wells Capital Management Incorporated

Thomas O'Connor, CFA

Troy Ludgood

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

Columbia Variable Portfolio — Limited Duration Credit Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,019.50	1,021.97	2.85	2.86	0.57
Class 2	1,000.00	1,000.00	1,018.00	1,020.73	4.10	4.11	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — American Century Diversified Bond Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,038.50	1,021.97	2.88	2.86	0.57
Class 2	1,000.00	1,000.00	1,038.00	1,020.73	4.14	4.11	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Columbia Wanger International Equities Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,059.80	1,019.84	5.11	5.01	1.00
Class 2	1,000.00	1,000.00	1,058.60	1,018.60	6.38	6.26	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Columbia Wanger U.S. Equities Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,024.60	1,020.03	4.82	4.81	0.96
Class 2	1,000.00	1,000.00	1,023.70	1,018.79	6.07	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — DFA International Value Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,053.50	1,020.48	4.43	4.36	0.87
Class 2	1,000.00	1,000.00	1,052.30	1,019.24	5.70	5.61	1.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,014.50	1,021.22	3.60	3.61	0.72
Class 2	1,000.00	1,000.00	1,013.10	1,019.98	4.84	4.86	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Holland Large Cap Growth Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,042.10	1,021.03	3.85	3.81	0.76
Class 2	1,000.00	1,000.00	1,040.20	1,019.79	5.11	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Invesco International Growth Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,062.00	1,019.93	5.01	4.91	0.98
Class 2	1,000.00	1,000.00	1,060.80	1,018.70	6.28	6.16	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — J.P. Morgan Core Bond Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,035.20	1,021.97	2.88	2.86	0.57
Class 2	1,000.00	1,000.00	1,033.70	1,020.73	4.13	4.11	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Jennison Mid Cap Growth Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,038.20	1,020.58	4.30	4.26	0.85
Class 2	1,000.00	1,000.00	1,036.80	1,019.34	5.56	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Loomis Sayles Growth Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,058.80	1,020.98	3.93	3.86	0.77
Class 2	1,000.00	1,000.00	1,056.90	1,019.69	5.25	5.16	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — MFS Value Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,047.10	1,021.17	3.71	3.66	0.73
Class 2	1,000.00	1,000.00	1,045.70	1,019.93	4.97	4.91	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Mondrian International Small Cap Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,038.50	1,019.84	5.05	5.01	1.00
Class 2	1,000.00	1,000.00	1,037.30	1,018.60	6.31	6.26	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,112.00	1,020.38	4.66	4.46	0.89
Class 2	1,000.00	1,000.00	1,110.70	1,019.14	5.97	5.71	1.14

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — NFJ Dividend Value Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,088.10	1,021.08	3.88	3.76	0.75
Class 2	1,000.00	1,000.00	1,087.10	1,019.84	5.17	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,029.90	1,021.03	3.83	3.81	0.76
Class 2	1,000.00	1,000.00	1,028.50	1,019.79	5.08	5.06	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Partners Small Cap Growth Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	979.20	1,020.03	4.71	4.81	0.96
Class 2	1,000.00	1,000.00	978.50	1,018.79	5.94	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Variable Portfolio — Pyramis® International Equity Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,030.70	1,019.89	4.98	4.96	0.99
Class 2	1,000.00	1,000.00	1,029.50	1,018.60	6.29	6.26	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Variable Portfolio — TCW Core Plus Bond Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,033.50	1,021.87	2.97	2.96	0.59
Class 2	1,000.00	1,000.00	1,032.00	1,020.63	4.23	4.21	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Variable Portfolio Funds

Understanding Your Fund's Expenses (continued)

(Unaudited)

Variable Portfolio — Wells Fargo Short Duration Government Fund

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,005.60	1,021.92	2.88	2.91	0.58
Class 2	1,000.00	1,000.00	1,005.10	1,020.63	4.18	4.21	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 90.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
L-3 Communications Corp. 05/28/17	1.500%	6,830,000	6,839,343
Northrop Grumman Corp. Senior Unsecured 03/15/21	3.500%	33,660,000	35,014,075
Total			41,853,418
Cable and Satellite 3.6%
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/17	2.400%	21,699,000	22,346,672
DISH DBS Corp. 02/01/16	7.125%	1,541,000	1,666,206
NBCUniversal Media LLC 04/01/21	4.375%	60,016,000	66,228,976
Time Warner Cable, Inc. 02/01/20	5.000%	5,062,000	5,679,124
Total			95,920,978
Chemicals 1.4%
Dow Chemical Co. (The) Senior Unsecured 11/15/21	4.125%	15,955,000	17,122,986
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	18,963,000	21,389,809
Total			38,512,795
Construction Machinery 0.9%
CNH Industrial Capital LLC 11/01/15	3.875%	3,654,000	3,727,080
02/01/17	3.250%	9,845,000	9,980,369
CNH Industrial Capital LLC(a) 07/15/19	3.375%	10,817,000	10,735,872
Total			24,443,321
Consumer Products 0.7%
Clorox Co. (The) Senior Unsecured 10/15/17	5.950%	15,899,000	18,139,662
Electric 20.2%
American Electric Power Co., Inc. Senior Unsecured 12/15/17	1.650%	11,543,000	11,604,247
Appalachian Power Co. Senior Unsecured 05/24/15	3.400%	37,055,000	37,979,268

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arizona Public Service Co. Senior Unsecured 08/01/16	6.250%	6,820,000	7,578,677
DTE Energy Co. Senior Unsecured 06/01/16	6.350%	19,344,000	21,345,872
Dominion Resources, Inc. Senior Unsecured 11/30/17	6.000%	14,152,000	16,198,181
03/15/21	4.450%	46,301,000	50,889,429
09/15/22	2.750%	12,943,000	12,638,917
Duke Energy Corp. Senior Unsecured 09/15/21	3.550%	37,395,000	39,096,847
08/15/22	3.050%	10,371,000	10,329,392
Indiana Michigan Power Co. Senior Unsecured 12/01/15	5.650%	4,543,000	4,777,878
NextEra Energy Capital Holdings 06/01/15	1.200%	10,645,000	10,709,775
Northeast Utilities Senior Unsecured 05/01/18	1.450%	6,958,000	6,832,749
Ohio Power Co. Senior Unsecured 06/01/16	6.000%	5,795,000	6,357,474
Oncor Electric Delivery Co. LLC Senior Secured 09/30/17	5.000%	35,535,000	39,608,732
Oncor Electric Delivery Co. LLC(a) 1st Mortgage 06/01/19	2.150%	5,080,000	5,084,709
PG&E Corp. Senior Unsecured 03/01/19	2.400%	14,921,000	15,055,602
PPL Capital Funding, Inc. 06/01/18	1.900%	21,723,000	21,706,838
12/01/22	3.500%	3,839,000	3,901,695
PSEG Power LLC 11/15/18	2.450%	10,293,000	10,416,845
09/15/21	4.150%	12,340,000	13,034,384
Potomac Edison Co. (The) 1st Mortgage 11/15/14	5.350%	1,760,000	1,792,557
Progress Energy, Inc. Senior Unsecured 01/15/16	5.625%	5,520,000	5,928,055
04/01/22	3.150%	21,097,000	21,159,806

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric & Gas Co. 1st Mortgage 06/01/19	1.800%	23,530,000	23,316,230
Sierra Pacific Power Co. 05/15/16	6.000%	7,485,000	8,212,407
Southern California Edison Co. 1st Refunding Mortgage 06/01/21	3.875%	18,785,000	20,258,728
TransAlta Corp. Senior Unsecured 01/15/15	4.750%	43,115,000	44,068,423
06/03/17	1.900%	47,015,000	47,198,970
Xcel Energy, Inc. Senior Unsecured 05/09/16	0.750%	8,915,000	8,924,093
05/15/20	4.700%	15,955,000	17,823,091
Total			543,829,871
Environmental 0.1%
Waste Management, Inc. 06/30/20	4.750%	2,472,000	2,763,839
Food and Beverage 8.2%
ConAgra Foods, Inc. Senior Unsecured 03/15/18	2.100%	37,460,000	37,579,685
01/25/23	3.200%	16,986,000	16,372,228
Constellation Brands, Inc. 12/15/14	8.375%	3,782,000	3,900,188
Diageo Capital PLC 07/15/20	4.828%	11,668,000	13,153,383
Diageo Finance BV 10/28/15	5.300%	4,390,000	4,666,451
General Mills, Inc. 10/15/14	6.190%	57,000,000	57,901,740
Grupo Bimbo SAB de CV(a) 06/30/20	4.875%	8,044,000	8,730,024
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	24,533,000	25,403,063
Wm. Wrigley Jr., Co.(a) Senior Unsecured 10/21/18	2.400%	37,764,000	38,357,235
10/21/19	2.900%	14,852,000	15,229,077
Total			221,293,074
Health Care 1.4%
CareFusion Corp. Senior Unsecured 05/15/17	1.450%	3,345,000	3,342,501

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co. 05/15/16	3.125%	6,195,000	6,454,106
McKesson Corp. Senior Unsecured 12/04/15	0.950%	1,665,000	1,671,718
03/15/19	2.284%	10,015,000	10,050,143
03/01/21	4.750%	8,800,000	9,804,186
Medco Health Solutions, Inc. 09/15/15	2.750%	6,960,000	7,126,727
Total			38,449,381
Healthcare Insurance 0.7%
Aetna, Inc. Senior Unsecured 11/15/17	1.500%	130,000	130,493
UnitedHealth Group, Inc. Senior Unsecured 10/15/15	0.850%	10,665,000	10,712,171
WellPoint, Inc. Senior Unsecured 01/15/16	5.250%	8,120,000	8,676,431
Total			19,519,095
Independent Energy 6.0%
Canadian Natural Resources Ltd. Senior Unsecured 05/15/17	5.700%	1,731,000	1,938,801
Canadian Oil Sands Ltd.(a) 04/01/22	4.500%	14,490,000	15,307,642
Cimarex Energy Co. 05/01/22	5.875%	9,180,000	10,143,900
06/01/24	4.375%	2,552,000	2,599,850
Concho Resources, Inc. 04/01/23	5.500%	10,784,000	11,592,800
Continental Resources, Inc. 10/01/19	8.250%	9,971,000	10,569,001
09/15/22	5.000%	6,775,000	7,367,813
Devon Energy Corp. Senior Unsecured 05/15/17	1.875%	28,515,000	29,007,597
Marathon Oil Corp. Senior Unsecured 11/01/15	0.900%	21,680,000	21,756,140
Pioneer Natural Resources Co. Senior Unsecured 07/15/16	5.875%	7,645,000	8,365,732

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a) 11/10/14	4.500%	33,190,000	33,601,215
05/10/21	4.600%	9,239,000	10,084,784
Total			162,335,275
Leisure 0.4%
Time Warner, Inc. 03/29/21	4.750%	9,477,000	10,508,534
Life Insurance 2.7%
Five Corners Funding Trust(a) 11/15/23	4.419%	11,973,000	12,633,216
MetLife, Inc. Senior Unsecured 02/08/21	4.750%	4,185,000	4,677,110
Metropolitan Life Global Funding I Secured(a) 04/10/19	2.300%	25,120,000	25,375,035
Prudential Covered Trust Secured(a) 09/30/15	2.997%	13,906,400	14,244,618
Prudential Financial, Inc. Senior Unsecured 06/21/20	5.375%	12,945,000	14,842,465
Total			71,772,444
Media and Entertainment 7.1%
21st Century Fox America, Inc. 02/15/21	4.500%	16,243,000	17,816,476
09/15/22	3.000%	13,800,000	13,586,238
BSKYB Finance UK PLC(a) 10/15/15	5.625%	30,965,000	32,865,601
British Sky Broadcasting Group PLC(a) 11/26/22	3.125%	51,920,000	49,614,077
Scripps Networks Interactive, Inc. Senior Unsecured 12/15/16	2.700%	7,877,000	8,195,869
TCM Sub LLC(a) 01/15/15	3.550%	46,295,000	46,995,894
Thomson Reuters Corp. Senior Unsecured 02/23/17	1.300%	18,990,000	19,013,718
09/30/21	3.950%	3,580,000	3,748,414
Total			191,836,287
Metals 0.3%
CONSOL Energy, Inc. 04/01/20	8.250%	7,910,000	8,562,575

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 16.9%
CMS Energy Corp. Senior Unsecured 09/30/15	4.250%	1,765,000	1,834,989
02/01/20	6.250%	26,539,000	31,454,420
03/15/22	5.050%	3,700,000	4,205,350
CenterPoint Energy Resources Corp. Senior Unsecured 11/01/17	6.125%	24,415,000	27,928,026
Colorado Interstate Gas Co. LLC Senior Unsecured 11/15/15	6.800%	26,593,000	28,717,807
Enterprise Products Operating LLC 01/31/20	5.250%	19,257,000	21,976,608
Gulfstream Natural Gas System LLC Senior Unsecured(a) 11/01/15	5.560%	6,460,000	6,823,982
Kinder Morgan Energy Partners LP Senior Unsecured 03/01/21	3.500%	8,755,000	8,878,192
09/01/22	3.950%	48,649,000	49,758,051
Midcontinent Express Pipeline LLC Senior Unsecured(a) 09/15/14	5.450%	39,550,000	39,789,119
NiSource Finance Corp. 09/15/17	5.250%	25,439,000	28,353,797
09/15/20	5.450%	949,000	1,086,245
Northwest Pipeline LLC Senior Unsecured 06/15/16	7.000%	11,954,000	13,294,426
04/15/17	5.950%	17,855,000	19,891,149
Panhandle Eastern Pipeline Co. LP Senior Unsecured 11/01/17	6.200%	25,913,000	29,379,538
Plains All American Pipeline LP/Finance Corp. Senior Unsecured 09/15/15	3.950%	7,969,000	8,277,185
06/01/22	3.650%	20,265,000	20,927,747
Rockies Express Pipeline LLC Senior Unsecured(a) 04/15/15	3.900%	32,235,000	32,557,350
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured 06/15/21	4.400%	25,915,000	28,076,622
Southern Natural Gas Co. LLC Senior Unsecured(a) 04/01/17	5.900%	21,259,000	23,897,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 04/15/16	6.400%	26,607,000	29,081,637
Total			456,190,184
Natural Gas 1.1%
Sempra Energy Senior Unsecured 04/01/17	2.300%	14,740,000	15,131,347
10/01/22	2.875%	14,057,000	13,781,848
Total			28,913,195
Oil Field Services 2.1%
Noble Holding International Ltd. 03/01/16	3.050%	8,329,000	8,587,948
03/15/17	2.500%	16,232,000	16,605,872
03/15/22	3.950%	21,485,000	22,006,226
Weatherford International Ltd. 02/15/16	5.500%	9,705,000	10,410,505
Total			57,610,551
Property & Casualty 5.7%
CNA Financial Corp. Senior Unsecured 08/15/16	6.500%	20,556,000	22,895,766
08/15/20	5.875%	3,204,000	3,749,302
08/15/21	5.750%	4,666,000	5,428,695
Hartford Financial Services Group, Inc. (The) Senior Unsecured 10/15/17	4.000%	22,234,000	23,991,909
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	28,100,000	30,909,382
Senior Unsecured 08/15/16	6.700%	43,521,000	48,588,324
Transatlantic Holdings, Inc. Senior Unsecured 12/14/15	5.750%	15,460,000	16,513,382
Total			152,076,760
Refining 0.8%
Marathon Petroleum Corp. Senior Unsecured 03/01/16	3.500%	15,732,000	16,428,723
Valero Energy Corp. 02/01/15	4.500%	5,495,000	5,621,462
Total			22,050,185

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.3%
Yum! Brands, Inc. Senior Unsecured 09/15/15	4.250%	2,475,000	2,582,034
11/01/20	3.875%	22,842,000	24,019,069
11/01/21	3.750%	8,190,000	8,436,044
Total			35,037,147
Technology 0.8%
Oracle Corp. Senior Unsecured(b) 07/08/21	2.800%	21,245,000	21,214,195
Transportation Services 2.0%
ERAC U.S.A. Finance LLC(a) 10/15/17	6.375%	7,003,000	8,035,664
11/01/18	2.800%	18,380,000	19,021,222
Senior Unsecured 08/16/21	4.500%	15,321,000	16,669,049
Heathrow Funding Ltd. Senior Secured(a) 06/25/15	2.500%	8,450,000	8,587,980
Total			52,313,915
Wireless 1.0%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured 12/15/17	2.381%	26,602,000	27,090,147
Wirelines 3.9%
AT&T, Inc. Senior Unsecured 08/15/21	3.875%	10,763,000	11,450,261
12/01/22	2.625%	38,821,000	37,196,768
Verizon Communications, Inc. Senior Unsecured 11/01/21	3.500%	47,852,000	49,299,523
11/01/22	2.450%	7,315,000	6,862,238
Total			104,808,790
Total Corporate Bonds & Notes (Cost: $2,401,130,906)			2,447,045,618

U.S. Treasury Obligations 0.3%

U.S. Treasury 02/29/16	0.250%	8,495,000	8,487,036
Total U.S. Treasury Obligations (Cost: $8,467,126)			8,487,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

Money Market Funds 8.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	222,820,287	222,820,287
Total Money Market Funds (Cost: $222,820,287)		222,820,287
Total Investments (Cost: $2,632,418,319)		2,678,352,941
Other Assets & Liabilities, Net		14,594,647
Net Assets		2,692,947,588

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At April 30, 2014, cash totaling $7,370,825 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(5,270)	USD	(659,655,808)	09/2014	2,579,639	—
US 2YR NOTE	(375)	USD	(82,347,656)	09/2014	44,424	—
US 5YR NOTE	10	USD	1,194,609	09/2014	—	(4,049)
US LONG BOND	(201)	USD	(27,574,687)	09/2014	134,451	—
Total					2,758,514	(4,049)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $579,142,078 or 21.51% of net assets.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	360,607,872	668,060,196	(805,847,781)	222,820,287	197,316	222,820,287

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food and Beverage	—	163,391,334	57,901,740	221,293,074
All Other Industries	—	2,225,752,544	—	2,225,752,544
U.S. Treasury Obligations	8,487,036	—	—	8,487,036
Total Bonds	8,487,036	2,389,143,878	57,901,740	2,455,532,654
Mutual Funds
Money Market Funds	222,820,287	—	—	222,820,287
Total Mutual Funds	222,820,287	—	—	222,820,287
Investments in Securities	231,307,323	2,389,143,878	57,901,740	2,678,352,941
Derivatives
Assets
Futures Contracts	2,758,514	—	—	2,758,514
Liabilities
Futures Contracts	(4,049)	—	—	(4,049)
Total	234,061,788	2,389,143,878	57,901,740	2,681,107,406

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2013	59,400,925
Accrued discounts/premiums	(1,535,775)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	36,590
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2014	57,901,740

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $36,590.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 34.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc. Senior Unsecured(b) 03/15/22	5.750%	800,000	820,000
L-3 Communications Corp. 07/15/20	4.750%	2,210,000	2,420,823
Lockheed Martin Corp. Senior Unsecured 11/15/19	4.250%	2,450,000	2,703,526
Oshkosh Corp.(b) 03/01/22	5.375%	4,260,000	4,387,800
Raytheon Co. Senior Unsecured 12/15/22	2.500%	1,290,000	1,238,795
Total			11,570,944
Automotive 0.9%
American Honda Finance Corp. Senior Unsecured(b) 09/11/17	1.500%	1,220,000	1,226,769
Daimler Finance North America LLC(b) 07/31/15	1.300%	1,000,000	1,008,108
09/15/16	2.625%	2,480,000	2,562,371
Ford Motor Co. Senior Unsecured 01/15/43	4.750%	800,000	808,791
Ford Motor Credit Co. LLC Senior Unsecured 09/15/15	5.625%	1,340,000	1,417,648
05/15/18	5.000%	3,250,000	3,615,466
01/15/20	8.125%	1,600,000	2,042,869
08/02/21	5.875%	3,070,000	3,604,373
Jaguar Land Rover Automotive PLC(b) 12/15/18	4.125%	1,540,000	1,586,200
05/15/21	8.125%	3,000,000	3,375,000
Schaeffler Finance BV(b) Senior Secured 02/15/17	7.750%	2,160,000	2,435,400
05/15/21	4.250%	2,080,000	2,080,000
Tenneco, Inc. 12/15/20	6.875%	1,110,000	1,208,512
Total			26,971,507
Banking 7.8%
Ally Financial, Inc. 01/30/17	2.750%	4,500,000	4,550,625
American Express Centurion Bank 09/13/17	6.000%	1,500,000	1,718,259

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
American Express Credit Corp. Senior Unsecured 07/29/16	1.300%		1,730,000	1,744,390
BB&T Corp. Senior Unsecured 03/15/16	3.200%		780,000	811,212
06/19/18	2.050%		1,010,000	1,021,116
BNP Paribas SA(c) 12/31/49	5.945%	GBP	2,400,000	4,256,251
BPCE SA Subordinated Notes(b) 07/21/24	5.150%		2,050,000	2,164,195
Bank of America Corp. Senior Unsecured 04/01/15	4.500%		2,330,000	2,399,502
07/12/16	3.750%		1,807,000	1,900,890
08/01/16	6.500%		3,450,000	3,823,942
07/01/20	5.625%		2,670,000	3,062,161
01/24/22	5.700%		6,910,000	8,018,247
Bank of America NA Subordinated Notes 03/15/17	5.300%		4,145,000	4,558,816
10/15/36	6.000%		1,320,000	1,600,942
Bank of Nova Scotia Senior Unsecured 01/12/17	2.550%		1,180,000	1,224,543
Barclays Bank PLC Senior Unsecured 05/15/24	3.750%		1,000,000	1,003,574
Subordinated Notes 10/14/20	5.140%		1,030,000	1,128,155
Barclays Bank PLC(c) Subordinated Notes 01/16/23	6.750%	GBP	3,400,000	6,365,548
Capital One Bank USA NA Senior Unsecured 06/05/19	2.300%		1,490,000	1,494,478
Subordinated Notes 02/15/23	3.375%		2,770,000	2,751,289
Capital One Financial Corp. Senior Unsecured 03/23/15	2.150%		1,370,000	1,386,630
11/06/15	1.000%		990,000	992,715
Citigroup, Inc. Senior Unsecured 01/10/17	4.450%		5,140,000	5,535,826
05/01/18	1.750%		7,000,000	6,953,709
09/26/18	2.500%		2,200,000	2,233,175
01/14/22	4.500%		4,200,000	4,558,089
10/25/23	3.875%		1,840,000	1,884,638
Subordinated Notes 02/15/17	5.500%		1,840,000	2,023,564
09/13/43	6.675%		780,000	971,033

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Commerzbank AG Subordinated Notes 03/22/19	6.375%	EUR	600,000	936,601
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed 02/08/22	3.875%		2,190,000	2,319,882
Credit Agricole SA Subordinated Notes 12/18/23	7.375%	GBP	3,100,000	6,543,234
Deutsche Bank AG Subordinated Notes(c) 05/24/28	4.296%		980,000	960,518
Discover Bank Senior Unsecured 02/21/18	2.000%		1,950,000	1,961,616
Fifth Third Bancorp Subordinated Notes 01/16/24	4.300%		1,210,000	1,260,987
Goldman Sachs Group, Inc. (The) Senior Unsecured 08/01/15	3.700%		1,570,000	1,619,328
09/01/17	6.250%		5,400,000	6,147,662
01/22/18	2.375%		3,540,000	3,594,997
07/19/18	2.900%		1,400,000	1,442,927
03/15/20	5.375%		4,300,000	4,870,941
01/24/22	5.750%		3,100,000	3,587,270
03/03/24	4.000%		2,870,000	2,921,542
Subordinated Notes 10/01/37	6.750%		2,250,000	2,706,827
Goldman Sachs Group, Inc. (The)(d) Senior Unsecured 07/08/44	4.800%		750,000	746,340
HBOS PLC Subordinated Notes(b) 05/21/18	6.750%		1,520,000	1,751,084
HSBC Bank PLC Subordinated Notes 07/07/23	6.500%	GBP	1,500,000	3,011,362
HSBC Bank USA NA Subordinated Notes 11/01/34	5.875%		820,000	986,963
HSBC Holdings PLC Senior Unsecured 03/30/22	4.000%		740,000	787,282
Subordinated Notes 06/10/19	6.000%	EUR	3,100,000	5,107,041
ING Bank NV Senior Unsecured(b) 09/25/15	2.000%		840,000	853,515
Intesa Sanpaolo SpA(b) 06/26/24	5.017%		1,390,000	1,406,423

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
JPMorgan Chase & Co. Senior Unsecured 03/01/16	3.450%		1,090,000	1,137,437
07/05/16	3.150%		5,000,000	5,211,745
10/02/17	6.400%		900,000	1,037,638
01/15/18	6.000%		1,085,000	1,242,454
05/10/21	4.625%		5,350,000	5,897,064
09/23/22	3.250%		3,280,000	3,294,973
05/13/24	3.625%		2,700,000	2,710,824
JPMorgan Chase Bank NA Subordinated Notes 06/13/16	5.875%		4,270,000	4,671,756
KeyCorp Senior Unsecured 12/13/18	2.300%		2,390,000	2,417,858
Lloyds Bank PLC Subordinated Notes 04/22/25	7.625%	GBP	3,100,000	6,661,649
Morgan Stanley Senior Unsecured 04/01/18	6.625%		4,570,000	5,342,207
09/23/19	5.625%		5,390,000	6,202,476
01/25/21	5.750%		870,000	1,010,614
Subordinated Notes 11/24/25	5.000%		6,060,000	6,463,402
Nationwide Building Society Subordinated Notes 07/22/20	6.750%	EUR	3,000,000	5,033,805
Northern Trust Co. (The) Subordinated Notes 08/15/18	6.500%		1,090,000	1,280,186
PNC Bank NA Subordinated Notes 12/07/17	6.000%		2,700,000	3,092,556
07/25/23	3.800%		1,750,000	1,811,631
Rabobank Nederland NV Subordinated Notes 11/09/20	3.750%	EUR	1,500,000	2,250,205
Rabobank 11/09/22	3.950%		1,000,000	1,016,628
Regions Bank Subordinated Notes 05/15/18	7.500%		780,000	928,365
Royal Bank of Scotland Group PLC Subordinated Notes 12/15/22	6.125%		2,310,000	2,526,526
Royal Bank of Scotland PLC (The) Bank Guaranteed 03/16/16	4.375%		1,600,000	1,692,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Standard Chartered PLC Subordinated Notes 11/23/22	3.625%	EUR	3,100,000	4,510,770
Standard Chartered PLC(b) Subordinated Notes 01/11/23	3.950%		1,200,000	1,192,822
SunTrust Banks, Inc. Senior Unsecured 04/15/16	3.600%		300,000	314,512
Toronto-Dominion Bank (The) Senior Unsecured 07/14/16	2.500%		1,000,000	1,035,677
U.S. Bancorp 02/01/16	3.442%		1,190,000	1,239,384
Senior Unsecured 03/15/22	3.000%		960,000	970,046
Subordinated Notes 07/15/22	2.950%		630,000	620,410
UBS AG Senior Unsecured 12/20/17	5.875%		2,406,000	2,748,032
Wells Fargo & Co. Senior Unsecured 05/08/17	2.100%		3,460,000	3,548,694
12/11/17	5.625%		560,000	637,206
04/01/21	4.600%		1,350,000	1,502,210
Subordinated Notes 08/15/23	4.125%		1,300,000	1,350,447
01/15/44	5.606%		1,981,000	2,269,545
Wells Fargo & Co.(c) Senior Unsecured 06/15/16	3.676%		1,430,000	1,509,083
Wells Fargo Bank Subordinated Notes 03/15/16	5.600%		800,000	865,670
Total				234,910,713
Brokerage/Asset Managers/Exchanges —%
Jefferies Group LLC Senior Unsecured 04/13/18	5.125%		1,300,000	1,424,310
Building Materials 0.1%
Owens Corning 12/15/22	4.200%		1,700,000	1,745,626
Cable and Satellite 0.9%
Comcast Corp. 03/15/16	5.900%		2,400,000	2,612,806
11/15/35	6.500%		178,000	230,601
05/15/38	6.400%		2,710,000	3,463,258
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIRECTV Holdings LLC/Financing Co., Inc. 03/01/21	5.000%	2,600,000	2,902,435
04/01/24	4.450%	2,000,000	2,120,648
DISH DBS Corp. 02/01/16	7.125%	2,510,000	2,713,937
07/15/17	4.625%	1,090,000	1,156,762
NBCUniversal Media LLC 04/30/20	5.150%	4,020,000	4,613,127
04/01/21	4.375%	2,080,000	2,295,326
01/15/23	2.875%	1,510,000	1,499,697
Time Warner Cable, Inc. 07/01/18	6.750%	1,570,000	1,857,797
09/01/41	5.500%	730,000	816,641
09/15/42	4.500%	1,560,000	1,518,630
Total			27,801,665
Chemicals 0.7%
Ashland, Inc. 08/15/22	4.750%	4,110,000	4,130,550
Dow Chemical Co. (The) Senior Unsecured 02/15/16	2.500%	1,150,000	1,181,494
11/15/20	4.250%	1,350,000	1,467,569
Eastman Chemical Co. Senior Unsecured 06/01/17	2.400%	1,790,000	1,842,866
08/15/22	3.600%	1,450,000	1,486,908
Ecolab, Inc. Senior Unsecured 12/08/16	3.000%	1,120,000	1,171,381
12/08/21	4.350%	2,290,000	2,511,127
LYB International Finance BV 07/15/23	4.000%	550,000	577,399
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	2,350,000	2,650,744
Mosaic Co. (The) Senior Unsecured 11/15/23	4.250%	1,440,000	1,520,146
11/15/43	5.625%	1,120,000	1,276,263
Total			19,816,447
Construction Machinery 0.3%
Caterpillar Financial Services Corp. Senior Unsecured 06/01/22	2.850%	2,000,000	1,987,906
Deere & Co. Senior Unsecured 10/16/29	5.375%	850,000	1,014,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp. Senior Unsecured 10/15/21	3.150%	2,000,000	2,050,994
Terex Corp. 04/01/20	6.500%	1,500,000	1,628,250
United Rentals North America, Inc. Secured 07/15/18	5.750%	3,110,000	3,288,825
Total			9,970,902
Consumer Products 0.3%
Jarden Corp. 05/01/17	7.500%	3,000,000	3,405,000
Spectrum Brands, Inc. 03/15/20	6.750%	4,500,000	4,826,250
Total			8,231,250
Diversified Manufacturing 0.4%
General Electric Co. Senior Unsecured 12/06/17	5.250%	2,300,000	2,594,963
10/09/22	2.700%	2,240,000	2,199,774
10/09/42	4.125%	1,000,000	987,650
United Technologies Corp. Senior Unsecured 02/01/19	6.125%	1,250,000	1,477,018
06/01/22	3.100%	1,000,000	1,012,899
04/15/40	5.700%	1,420,000	1,743,176
06/01/42	4.500%	1,670,000	1,749,098
Total			11,764,578
Electric 1.7%
AES Corp. (The) Senior Unsecured 10/15/17	8.000%	16,000	18,640
05/15/23	4.875%	2,000,000	1,980,000
Calpine Corp. Senior Secured(b) 07/31/20	7.875%	2,560,000	2,777,600
CenterPoint Energy Houston Electric LLC 08/01/42	3.550%	760,000	699,021
Consolidated Edison Co. of New York, Inc. Senior Unsecured 03/01/43	3.950%	1,590,000	1,516,461
Constellation Energy Group, Inc. 12/01/20	5.150%	1,400,000	1,577,909
Consumers Energy Co. 1st Mortgage 05/15/22	2.850%	490,000	490,471
08/15/23	3.375%	700,000	719,884

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Covanta Holding Corp. Senior Unsecured 03/01/24	5.875%	3,540,000	3,659,475
DPL, Inc. Senior Unsecured 10/15/16	6.500%	1,000,000	1,077,500
Dominion Resources, Inc. Senior Unsecured 06/15/18	6.400%	1,880,000	2,203,828
09/15/22	2.750%	1,240,000	1,210,867
08/01/41	4.900%	1,770,000	1,854,574
Dominion Resources, Inc.(c) 06/30/66	7.500%	1,360,000	1,472,880
Duke Energy Carolinas LLC 11/15/18	7.000%	540,000	654,438
Duke Energy Corp. Senior Unsecured 09/15/21	3.550%	1,990,000	2,080,565
Duke Energy Florida, Inc. 11/15/42	3.850%	1,240,000	1,178,325
1st Mortgage 09/15/37	6.350%	1,170,000	1,557,381
Edison International Senior Unsecured 09/15/17	3.750%	1,200,000	1,280,410
Exelon Generation Co. LLC Senior Unsecured 10/01/19	5.200%	1,370,000	1,540,771
06/15/22	4.250%	900,000	939,738
06/15/42	5.600%	760,000	823,447
FirstEnergy Corp. Senior Unsecured 03/15/18	2.750%	930,000	941,129
03/15/23	4.250%	3,680,000	3,664,975
Georgia Power Co. Senior Unsecured 03/15/42	4.300%	700,000	702,253
Ipalco Enterprises, Inc. Senior Secured 05/01/18	5.000%	2,521,000	2,691,168
NextEra Energy Capital Holdings, Inc. 09/15/19	2.700%	1,020,000	1,040,399
NextEra Energy Capital Holdings, Inc.(c) 09/01/67	7.300%	3,060,000	3,373,650
PacifiCorp 1st Mortgage 01/15/39	6.000%	1,000,000	1,263,264
Potomac Electric Power Co. 1st Mortgage 03/15/24	3.600%	1,080,000	1,112,469

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Energy, Inc. Senior Unsecured 04/01/22	3.150%	900,000	902,679
Public Service Co. of Colorado 1st Mortgage 08/15/41	4.750%	480,000	524,138
San Diego Gas & Electric Co. 1st Mortgage 08/15/21	3.000%	2,050,000	2,095,418
Southern Power Co. Senior Unsecured 09/15/41	5.150%	500,000	554,462
Xcel Energy, Inc. Senior Unsecured 09/15/41	4.800%	820,000	882,609
Total			51,062,798
Environmental 0.3%
Clean Harbors, Inc. 08/01/20	5.250%	3,810,000	3,929,063
Republic Services, Inc. 06/01/22	3.550%	1,200,000	1,240,502
Waste Management, Inc. 09/01/16	2.600%	2,580,000	2,669,327
06/30/20	4.750%	2,000,000	2,236,116
Total			10,075,008
Finance Companies 0.9%
CIT Group, Inc. Senior Unsecured 08/15/17	4.250%	4,710,000	4,913,119
08/15/22	5.000%	2,930,000	3,032,550
General Electric Capital Corp. Senior Unsecured 04/27/17	2.300%	620,000	640,372
09/15/17	5.625%	2,565,000	2,903,647
08/07/19	6.000%	6,300,000	7,462,652
10/17/21	4.650%	4,930,000	5,482,357
Subordinated Notes 02/11/21	5.300%	1,310,000	1,489,626
Navient Corp. Senior Unsecured 01/25/16	6.250%	610,000	648,125
Total			26,572,448
Food and Beverage 0.9%
Anheuser-Busch InBev Worldwide, Inc. 11/15/14	5.375%	400,000	407,192
01/15/19	7.750%	3,900,000	4,818,192
01/15/20	5.375%	1,900,000	2,193,546
07/15/22	2.500%	3,240,000	3,104,685

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dr. Pepper Snapple Group, Inc. 01/15/16	2.900%	800,000	827,349
Kellogg Co. Senior Unsecured 05/30/16	4.450%	1,000,000	1,066,035
Kraft Foods Group, Inc. Senior Unsecured 06/04/42	5.000%	1,260,000	1,347,062
Mondelez International, Inc. Senior Unsecured 02/01/24	4.000%	1,470,000	1,522,616
02/09/40	6.500%	1,039,000	1,328,617
Pernod Ricard SA Senior Unsecured(b) 01/15/17	2.950%	1,850,000	1,923,867
SABMiller Holdings, Inc.(b) 01/15/22	3.750%	2,980,000	3,085,686
Tyson Foods, Inc. 04/01/16	6.600%	1,250,000	1,369,210
06/15/22	4.500%	2,991,000	3,136,626
Total			26,130,683
Foreign Agencies 0.1%
CNOOC Nexen Finance ULC 04/30/24	4.250%	1,510,000	1,540,230
Gaming 0.2%
GLP Capital LP/Financing II Inc.(b) 11/01/20	4.875%	5,930,000	6,107,900
Health Care 1.0%
Baxter International, Inc. Senior Unsecured 06/15/23	3.200%	800,000	793,466
CHS/Community Health Systems, Inc. Senior Secured 08/15/18	5.125%	3,560,000	3,733,550
Catholic Health Initiatives Secured 11/01/17	1.600%	495,000	490,004
11/01/22	2.950%	1,425,000	1,372,163
DaVita HealthCare Partners, Inc. 07/15/24	5.125%	2,800,000	2,817,500
Express Scripts Holding Co. 02/15/17	2.650%	3,320,000	3,449,158
06/15/19	7.250%	2,303,000	2,824,363
HCA, Inc. Senior Secured 03/15/19	3.750%	6,090,000	6,143,288
09/15/20	7.250%	1,020,000	1,092,675

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medtronic, Inc. Senior Unsecured 04/01/23	2.750%	1,300,000	1,257,003
NYU Hospitals Center Secured 07/01/42	4.428%	1,000,000	938,688
Thermo Fisher Scientific, Inc. Senior Unsecured 08/15/21	3.600%	2,490,000	2,587,309
02/01/24	4.150%	775,000	810,457
Universal Health Services, Inc. Senior Secured 06/30/16	7.125%	1,860,000	2,073,900
Total			30,383,524
Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured 11/15/22	2.750%	1,400,000	1,352,445
UnitedHealth Group, Inc. Senior Unsecured 03/15/23	2.875%	1,310,000	1,285,086
03/15/43	4.250%	1,290,000	1,260,677
WellPoint, Inc. Senior Unsecured 05/15/22	3.125%	1,600,000	1,597,635
01/15/23	3.300%	500,000	499,405
Total			5,995,248
Healthcare REIT 0.1%
HCP, Inc. Senior Unsecured 02/01/16	3.750%	2,150,000	2,247,158
Health Care REIT, Inc. Senior Unsecured 03/15/18	2.250%	730,000	741,191
03/15/23	3.750%	1,440,000	1,444,546
Total			4,432,895
Home Construction 0.4%
D.R. Horton, Inc. 02/15/18	3.625%	3,400,000	3,480,750
08/15/23	5.750%	1,100,000	1,182,500
Lennar Corp. 12/15/17	4.750%	2,150,000	2,273,625
06/15/19	4.500%	3,550,000	3,634,312
MDC Holdings, Inc. 01/15/24	5.500%	1,430,000	1,486,401
Toll Brothers Finance Corp. 11/01/19	6.750%	675,000	777,938
Total			12,835,526

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.5%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	1,310,000	1,450,900
09/15/36	6.450%	1,120,000	1,428,277
Apache Corp. Senior Unsecured 04/15/43	4.750%	700,000	733,588
Chesapeake Energy Corp. 04/15/22	4.875%	5,000,000	5,175,000
Cimarex Energy Co. 06/01/24	4.375%	2,140,000	2,180,125
Concho Resources, Inc. 01/15/21	7.000%	4,020,000	4,411,950
ConocoPhillips Holding Co. Senior Unsecured 04/15/29	6.950%	1,780,000	2,437,495
Continental Resources, Inc. 09/15/22	5.000%	2,520,000	2,740,500
Continental Resources, Inc.(b) 06/01/44	4.900%	270,000	278,990
Denbury Resources, Inc. 07/15/23	4.625%	4,130,000	4,006,967
Devon Energy Corp. Senior Unsecured 05/15/17	1.875%	700,000	712,093
07/15/41	5.600%	1,360,000	1,574,137
EOG Resources, Inc. Senior Unsecured 06/01/19	5.625%	1,740,000	2,024,057
02/01/21	4.100%	1,270,000	1,383,190
Hess Corp. Senior Unsecured 01/15/40	6.000%	910,000	1,097,160
Newfield Exploration Co. Senior Subordinated Notes 02/01/20	6.875%	1,400,000	1,484,000
Noble Energy, Inc. Senior Unsecured 12/15/21	4.150%	2,640,000	2,838,385
Pioneer Natural Resources Co. Senior Unsecured 07/15/22	3.950%	920,000	966,190
Range Resources Corp. 08/01/20	6.750%	2,440,000	2,623,000
Talisman Energy, Inc. Senior Unsecured 06/01/19	7.750%	1,085,000	1,344,010

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Whiting Petroleum Corp. 03/15/19	5.000%	2,970,000	3,125,925
Total			44,015,939
Integrated Energy 0.4%
BP Capital Markets PLC 10/01/20	4.500%	1,000,000	1,106,461
05/10/23	2.750%	1,000,000	960,584
Chevron Corp. Senior Unsecured 06/24/20	2.427%	1,660,000	1,684,447
Petro-Canada Senior Unsecured 05/15/38	6.800%	1,480,000	1,959,123
Shell International Finance BV 09/22/15	3.250%	1,225,000	1,267,625
08/21/22	2.375%	1,440,000	1,386,970
08/21/42	3.625%	1,650,000	1,504,444
08/12/43	4.550%	1,670,000	1,758,993
Total Capital Canada Ltd. 07/15/23	2.750%	1,750,000	1,698,550
Total			13,327,197
Leisure 0.5%
Activision Blizzard, Inc.(b) 09/15/21	5.625%	3,550,000	3,825,125
Time Warner, Inc. 01/15/21	4.700%	1,900,000	2,103,868
05/01/32	7.700%	1,500,000	2,082,966
10/15/41	5.375%	1,000,000	1,086,919
12/15/43	5.350%	1,000,000	1,087,926
Viacom, Inc. Senior Unsecured 03/01/21	4.500%	1,330,000	1,451,610
06/15/22	3.125%	2,020,000	1,983,497
Walt Disney Co. (The) Senior Unsecured 12/01/22	2.350%	1,500,000	1,445,769
Total			15,067,680
Life Insurance 0.9%
American International Group, Inc. Senior Unsecured 01/16/18	5.850%	2,290,000	2,614,223
12/15/20	6.400%	3,790,000	4,575,462
06/01/22	4.875%	2,420,000	2,694,823
American International Group, Inc.(c) 05/15/68	8.175%	880,000	1,212,200
Lincoln National Corp. Senior Unsecured 02/15/20	6.250%	2,040,000	2,422,233

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc. Senior Unsecured 12/15/17	1.756%	1,040,000	1,050,634
08/13/42	4.125%	1,020,000	992,673
11/13/43	4.875%	540,000	583,924
Metropolitan Life Global Funding I Secured(b) 01/10/23	3.000%	2,420,000	2,400,916
Principal Financial Group, Inc. 09/15/22	3.300%	750,000	746,453
Prudential Financial, Inc. Senior Unsecured 06/21/20	5.375%	1,270,000	1,456,155
12/14/36	5.700%	510,000	599,925
05/12/41	5.625%	730,000	851,574
Voya Financial, Inc. 07/15/22	5.500%	2,710,000	3,103,812
Senior Unsecured 07/15/43	5.700%	1,000,000	1,171,727
Total			26,476,734
Lodging 0.2%
Host Hotels & Resorts LP Senior Unsecured 10/01/21	6.000%	660,000	760,427
10/15/23	3.750%	1,130,000	1,119,806
Royal Caribbean Cruises Ltd. Senior Unsecured 11/15/22	5.250%	1,820,000	1,911,000
Wyndham Worldwide Corp. Senior Unsecured 03/01/17	2.950%	1,150,000	1,194,479
Total			4,985,712
Media and Entertainment 0.8%
21st Century Fox America, Inc. 09/15/22	3.000%	2,300,000	2,264,373
08/15/39	6.900%	1,590,000	2,079,855
CBS Corp. 07/01/42	4.850%	700,000	694,727
Discovery Communications LLC 08/15/19	5.625%	1,350,000	1,545,942
04/01/23	3.250%	1,330,000	1,305,484
Gannett Co., Inc.(b) 07/15/20	5.125%	4,150,000	4,258,938
Grupo Televisa SAB Senior Unsecured 05/13/45	5.000%	500,000	500,995
Interpublic Group of Companies, Inc. (The) Senior Unsecured 03/15/22	4.000%	1,565,000	1,610,316

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.(b) 01/15/24	5.375%	3,480,000	3,601,800
Netflix, Inc. Senior Unsecured 02/01/21	5.375%	2,520,000	2,639,700
Netflix, Inc.(b) Senior Unsecured 03/01/24	5.750%	390,000	407,550
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	420,000	423,150
Nielsen Finance LLC/Co.(b)(d) 04/15/22	5.000%	1,250,000	1,259,375
Omnicom Group, Inc. 05/01/22	3.625%	480,000	493,810
Total			23,086,015
Metals 0.7%
ArcelorMittal Senior Unsecured 08/05/20	5.750%	3,345,000	3,595,875
Barrick Gold Corp. Senior Unsecured 05/01/23	4.100%	1,620,000	1,613,275
Barrick North America Finance LLC 05/30/21	4.400%	2,070,000	2,165,787
05/01/43	5.750%	710,000	735,486
Glencore Finance Canada Ltd.(b) 11/15/21	4.950%	1,270,000	1,370,132
Newmont Mining Corp. 10/01/39	6.250%	770,000	809,264
Peabody Energy Corp. 11/01/16	7.375%	630,000	692,212
Plains Exploration & Production Co. 02/15/23	6.875%	987,000	1,154,790
Southern Copper Corp. Senior Unsecured 11/08/42	5.250%	650,000	597,582
Steel Dynamics, Inc. 08/15/19	6.125%	2,610,000	2,838,375
Teck Resources Ltd. 01/15/17	3.150%	1,000,000	1,042,092
Vale Overseas Ltd. 09/15/19	5.625%	3,240,000	3,644,041
09/15/20	4.625%	1,650,000	1,772,944
Vale SA Senior Unsecured 09/11/42	5.625%	390,000	382,083
Total			22,413,938

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.9%
Access Midstream Partners LP/Finance Corp. 04/15/21	5.875%	5,470,000	5,852,900
AmeriGas Partners LP/Finance Corp. Senior Unsecured 08/20/19	6.250%	2,960,000	3,159,800
CMS Energy Corp. Senior Unsecured 06/15/19	8.750%	2,300,000	2,965,962
El Paso LLC 06/01/18	7.250%	1,740,000	1,979,567
El Paso Pipeline Partners Operating Co. LLC 04/01/20	6.500%	1,870,000	2,190,468
Enbridge Energy Partners LP Senior Unsecured 03/15/20	5.200%	1,620,000	1,809,093
Energy Transfer Equity LP Senior Secured 10/15/20	7.500%	1,662,000	1,921,688
Energy Transfer Partners LP Senior Unsecured 10/01/20	4.150%	2,140,000	2,262,459
02/01/22	5.200%	753,000	833,276
02/01/23	3.600%	1,270,000	1,258,315
02/01/42	6.500%	900,000	1,074,884
Enterprise Products Operating LLC 06/01/15	3.700%	1,000,000	1,028,853
09/01/20	5.200%	2,550,000	2,911,274
03/15/44	4.850%	1,000,000	1,031,753
Enterprise Products Operating LLC(c) 01/15/68	7.034%	2,020,000	2,305,628
Kinder Morgan Energy Partners LP Senior Unsecured 09/15/20	5.300%	900,000	1,010,386
09/01/22	3.950%	2,870,000	2,935,427
09/01/39	6.500%	1,650,000	1,946,465
MarkWest Energy Partners LP/Finance Corp. 11/01/20	6.750%	714,000	774,690
08/15/21	6.500%	890,000	961,200
07/15/23	4.500%	3,530,000	3,600,600
NiSource Finance Corp. 12/01/21	4.450%	849,000	913,857
02/01/45	5.650%	1,150,000	1,294,814
Plains All American Pipeline LP/Finance Corp. Senior Unsecured 06/01/22	3.650%	2,330,000	2,406,200
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured 03/15/20	7.375%	2,000,000	2,130,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransCanada PipeLines Ltd Senior Unsecured 08/01/22	2.500%	1,800,000	1,737,599
Williams Companies, Inc. (The) Senior Unsecured 01/15/23	3.700%	1,250,000	1,202,421
06/24/44	5.750%	810,000	816,969
Williams Partners LP Senior Unsecured 02/15/15	3.800%	250,000	254,809
11/15/20	4.125%	1,920,000	2,047,152
Total			56,618,509
Natural Gas 0.4%
Enbridge, Inc. Senior Unsecured 06/10/44	4.500%	1,070,000	1,056,131
Magellan Midstream Partners LP Senior Unsecured 07/15/19	6.550%	1,480,000	1,758,764
10/15/43	5.150%	400,000	438,290
Sempra Energy Senior Unsecured 06/01/16	6.500%	1,500,000	1,657,371
10/01/22	2.875%	1,830,000	1,794,179
Sunoco Logistics Partners Operations LP 01/15/23	3.450%	2,165,000	2,135,662
Targa Resources Partners LP/Finance Corp. 11/15/23	4.250%	2,140,000	2,126,625
Total			10,967,022
Office REIT —%
Boston Properties LP Senior Unsecured 06/01/15	5.000%	755,000	785,120
Oil Field Services 0.4%
Ensco PLC Senior Unsecured 03/15/16	3.250%	1,630,000	1,696,421
03/15/21	4.700%	3,060,000	3,333,536
Schlumberger Investment SA 12/01/23	3.650%	1,000,000	1,039,931
Transocean, Inc. 12/15/16	5.050%	560,000	608,340
10/15/17	2.500%	2,030,000	2,073,020
11/15/20	6.500%	900,000	1,040,903
12/15/21	6.375%	530,000	613,126
Weatherford International Ltd. 04/15/22	4.500%	1,660,000	1,765,005
Total			12,170,282

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp. 03/15/17	3.500%	3,030,000	3,064,088
Other Industry 0.1%
Belden, Inc.(b) 07/15/24	5.250%	1,070,000	1,078,025
Johns Hopkins University Senior Unsecured 07/01/53	4.083%	500,000	492,548
Weyerhaeuser Real Estate Co. Senior Unsecured(b) 06/15/24	5.875%	1,700,000	1,748,875
Total			3,319,448
Packaging 0.3%
Ball Corp. 09/15/20	6.750%	1,760,000	1,878,800
11/15/23	4.000%	3,830,000	3,648,075
Crown Americas LLC/Capital Corp. III 02/01/21	6.250%	4,000,000	4,280,000
Total			9,806,875
Paper 0.4%
Domtar Corp. 04/01/22	4.400%	1,430,000	1,472,215
Georgia-Pacific LLC(b) 11/01/20	5.400%	3,000,000	3,462,735
International Paper Co. Senior Unsecured 11/15/41	6.000%	1,470,000	1,732,226
Rock-Tenn Co. 03/01/20	3.500%	1,430,000	1,471,487
03/01/23	4.000%	2,415,000	2,478,196
Total			10,616,859
Pharmaceuticals 1.2%
AbbVie, Inc. Senior Unsecured 11/06/17	1.750%	3,000,000	3,016,362
11/06/22	2.900%	1,050,000	1,015,387
Actavis, Inc. Senior Unsecured 10/01/17	1.875%	2,258,000	2,278,139
10/01/22	3.250%	1,590,000	1,562,137
10/01/42	4.625%	850,000	836,148
Amgen, Inc. Senior Unsecured 05/15/17	2.125%	1,640,000	1,680,902
06/01/17	5.850%	950,000	1,071,285

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/21	4.100%	2,040,000	2,194,814
05/15/43	5.375%	2,100,000	2,317,308
Bristol-Myers Squibb Co. Senior Unsecured 08/01/42	3.250%	1,000,000	828,354
Celgene Corp. Senior Unsecured 08/15/22	3.250%	1,250,000	1,247,229
Forest Laboratories, Inc. Senior Unsecured(b) 02/15/21	4.875%	3,830,000	4,182,437
Gilead Sciences, Inc. Senior Unsecured 12/01/21	4.400%	2,920,000	3,206,177
GlaxoSmithKline Capital PLC 05/08/22	2.850%	1,240,000	1,223,974
Mallinckrodt International Finance SA 04/15/18	3.500%	3,000,000	2,985,000
Merck & Co., Inc. Senior Unsecured 09/15/22	2.400%	2,020,000	1,948,009
09/15/42	3.600%	300,000	268,814
Perrigo Co. PLC(b) 11/15/23	4.000%	1,350,000	1,372,094
Roche Holdings, Inc.(b) 03/01/19	6.000%	1,611,000	1,892,637
03/01/39	7.000%	850,000	1,208,334
Sanofi Senior Unsecured 03/29/21	4.000%	872,000	944,409
Total			37,279,950
Property & Casualty 0.5%
Allstate Corp. (The) Senior Unsecured 06/15/43	4.500%	500,000	519,443
Allstate Corp. (The)(c) Subordinated Notes 08/15/53	5.750%	1,010,000	1,084,796
Berkshire Hathaway Finance Corp. 01/15/21	4.250%	1,195,000	1,316,083
05/15/22	3.000%	1,000,000	1,005,495
Berkshire Hathaway, Inc. Senior Unsecured 02/11/43	4.500%	1,740,000	1,794,067
Hartford Financial Services Group, Inc. (The) Senior Unsecured 10/15/16	5.500%	990,000	1,086,771
04/15/22	5.125%	600,000	682,268
10/15/36	5.950%	550,000	663,484

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	1,430,000	1,564,072
Markel Corp. Senior Unsecured 07/01/22	4.900%	2,110,000	2,311,978
03/30/23	3.625%	860,000	857,985
Travelers Companies, Inc. (The) Senior Unsecured 08/01/43	4.600%	1,000,000	1,054,678
WR Berkley Corp. Senior Unsecured 03/15/22	4.625%	1,290,000	1,385,721
Total			15,326,841
Railroads 0.4%
Burlington Northern Santa Fe LLC Senior Unsecured 09/01/20	3.600%	1,881,000	1,972,161
03/01/41	5.050%	700,000	758,280
09/15/41	4.950%	1,650,000	1,772,724
03/15/43	4.450%	1,180,000	1,173,353
CSX Corp. Senior Unsecured 06/01/21	4.250%	1,110,000	1,210,036
11/01/23	3.700%	2,020,000	2,080,364
Norfolk Southern Corp. Senior Unsecured 04/01/18	5.750%	1,280,000	1,461,645
12/01/21	3.250%	1,200,000	1,230,432
Union Pacific Corp. Senior Unsecured 02/01/21	4.000%	1,040,000	1,133,667
09/15/41	4.750%	610,000	664,576
Total			13,457,238
Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured 03/01/16	3.500%	1,500,000	1,566,431
Phillips 66
04/01/22	4.300%	3,100,000	3,355,139
Tesoro Corp. 10/01/22	5.375%	800,000	836,000
Total			5,757,570
REITs 0.6%
Digital Realty Trust LP 07/15/15	4.500%	1,000,000	1,028,521
Essex Portfolio LP 08/15/22	3.625%	1,590,000	1,598,746
05/01/23	3.250%	1,045,000	1,020,145

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Essex Portfolio LP(b) 01/15/23	3.375%	637,000	628,110
Hospitality Properties Trust Senior Unsecured 03/15/24	4.650%	2,700,000	2,829,333
Kilroy Realty LP 01/15/23	3.800%	2,510,000	2,532,105
Reckson Operating Partnership LP Senior Unsecured 03/31/16	6.000%	1,020,000	1,097,736
SL Green Realty Corp. Senior Unsecured 03/15/20	7.750%	1,615,000	1,955,342
Senior Housing Properties Trust Senior Unsecured 05/01/24	4.750%	1,000,000	1,022,174
Ventas Realty LP/Capital Corp. 11/30/15	3.125%	1,995,000	2,059,175
06/01/21	4.750%	700,000	767,450
Total			16,538,837
Retail REIT 0.1%
DDR Corp. Senior Unsecured 04/15/18	4.750%	2,860,000	3,112,624
Retailers 1.0%
CVS Caremark Corp. Senior Unsecured 12/01/22	2.750%	1,730,000	1,670,972
Hanesbrands, Inc. 12/15/20	6.375%	2,680,000	2,897,750
Home Depot, Inc. (The) Senior Unsecured 04/01/41	5.950%	2,590,000	3,245,987
L Brands, Inc. Senior Unsecured 07/15/17	6.900%	920,000	1,044,200
Macy's Retail Holdings, Inc. 12/01/16	5.900%	438,000	488,115
01/15/22	3.875%	1,800,000	1,878,894
09/01/23	4.375%	1,000,000	1,059,721
PVH Corp. Senior Unsecured 12/15/22	4.500%	3,570,000	3,516,450
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	4,865,000	5,266,363
Target Corp. Senior Unsecured 07/01/42	4.000%	1,920,000	1,811,908

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wal-Mart Stores, Inc. Senior Unsecured 04/01/40	5.625%	3,500,000	4,236,295
04/22/44	4.300%	500,000	505,003
Walgreen Co. Senior Unsecured 09/15/22	3.100%	2,300,000	2,259,644
Total			29,881,302
Supermarkets 0.2%
Delhaize Group SA 04/10/19	4.125%	1,600,000	1,680,173
10/01/40	5.700%	880,000	938,638
Kroger Co. (The) 08/15/17	6.400%	1,600,000	1,832,992
Senior Unsecured 01/15/21	3.300%	1,880,000	1,924,559
Total			6,376,362
Technology 1.1%
Apple, Inc. Senior Unsecured 05/03/23	2.400%	1,900,000	1,794,909
Cisco Systems, Inc. Senior Unsecured 02/15/39	5.900%	830,000	1,013,172
Dell, Inc. Senior Unsecured 09/10/15	2.300%	940,000	948,507
04/01/16	3.100%	390,000	398,775
Equifax, Inc. Senior Unsecured 12/15/22	3.300%	1,600,000	1,566,875
Fidelity National Information Services, Inc. 03/15/22	5.000%	1,160,000	1,219,506
04/15/23	3.500%	1,066,000	1,048,836
Hewlett-Packard Co. Senior Unsecured 06/01/21	4.300%	2,910,000	3,113,613
International Business Machines Corp. Senior Unsecured 08/01/23	3.375%	1,700,000	1,719,766
Intuit, Inc. Senior Unsecured 03/15/17	5.750%	2,170,000	2,422,827
Jabil Circuit, Inc. Senior Unsecured 07/15/16	7.750%	1,910,000	2,160,688
12/15/20	5.625%	440,000	478,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp. Senior Unsecured 10/15/22	2.500%	2,630,000	2,516,181
07/15/23	3.625%	2,690,000	2,771,372
Oracle Corp.(d) Senior Unsecured 07/08/24	3.400%	1,000,000	997,730
Pitney Bowes, Inc. Senior Unsecured 03/15/24	4.625%	2,826,000	2,923,070
Sanmina Corp. Senior Secured(b) 06/01/19	4.375%	2,000,000	1,997,500
Seagate Technology HDD Holdings(b) 06/01/23	4.750%	2,870,000	2,891,525
Xerox Corp. Senior Unsecured 03/15/17	2.950%	840,000	876,839
Total			32,860,191
Tobacco 0.2%
Altria Group, Inc. 08/09/22	2.850%	3,230,000	3,108,184
Philip Morris International, Inc. Senior Unsecured 05/17/21	4.125%	1,870,000	2,029,184
Total			5,137,368
Transportation Services 0.2%
Hertz Corp. (The) 04/01/18	4.250%	1,500,000	1,537,500
04/15/19	6.750%	3,000,000	3,180,000
Penske Truck Leasing Co. LP/Finance Corp. Senior Unsecured(b) 07/17/18	2.875%	1,830,000	1,873,252
Total			6,590,752
Wireless 0.9%
America Movil SAB de CV 03/30/20	5.000%	1,030,000	1,141,930
Senior Unsecured 07/16/22	3.125%	2,420,000	2,381,280
American Tower Corp. Senior Unsecured 09/01/20	5.050%	1,350,000	1,504,259
03/15/22	4.700%	1,060,000	1,139,894
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured 12/15/17	2.381%	1,810,000	1,843,213
04/15/23	3.849%	1,960,000	1,967,611

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	2,810,000	2,929,425
SBA Telecommunications, Inc. 08/15/19	8.250%	1,298,000	1,360,304
Sprint Communications, Inc. Senior Unsecured 12/01/16	6.000%	1,550,000	1,687,563
Sprint Communications, Inc.(b) 11/15/18	9.000%	3,730,000	4,522,625
T-Mobile USA, Inc. 04/28/19	6.464%	3,160,000	3,325,900
Vodafone Group PLC Senior Unsecured 02/27/17	5.625%	2,170,000	2,414,765
Total			26,218,769
Wirelines 1.9%
AT&T, Inc. Senior Unsecured 08/15/21	3.875%	3,080,000	3,276,670
12/01/22	2.625%	1,500,000	1,437,242
02/15/39	6.550%	2,450,000	3,036,569
12/15/42	4.300%	2,020,000	1,912,162
06/15/44	4.800%	600,000	612,516
British Telecommunications PLC Senior Unsecured 01/15/18	5.950%	3,115,000	3,562,878
CenturyLink, Inc. Senior Unsecured 04/01/17	6.000%	1,420,000	1,567,325
09/15/19	6.150%	1,505,000	1,640,450
Deutsche Telekom International Finance BV 08/20/18	6.750%	2,370,000	2,810,282
Deutsche Telekom International Finance BV(b) 03/06/17	2.250%	940,000	964,356
Embarq Corp. Senior Unsecured 06/01/36	7.995%	550,000	600,875
Frontier Communications Corp. Senior Unsecured 04/15/17	8.250%	3,485,000	4,046,956
Orange SA Senior Unsecured 09/14/21	4.125%	1,940,000	2,083,387
Telecom Italia Capital SA 06/04/18	6.999%	2,430,000	2,788,425
09/30/34	6.000%	1,210,000	1,213,025

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia SpA Senior Unsecured(b) 05/30/24	5.303%	1,100,000	1,102,024
Telefonica Emisiones SAU 07/15/19	5.877%	1,200,000	1,391,266
02/16/21	5.462%	2,410,000	2,730,330
Verizon Communications, Inc. Senior Unsecured 09/14/18	3.650%	2,930,000	3,133,579
09/15/20	4.500%	1,430,000	1,572,989
09/15/23	5.150%	3,870,000	4,330,890
09/15/33	6.400%	2,850,000	3,491,073
03/15/34	5.050%	1,000,000	1,067,266
04/01/39	7.350%	1,570,000	2,095,859
11/01/41	4.750%	2,090,000	2,109,165
09/15/43	6.550%	2,520,000	3,171,271
Windstream Corp. 11/01/17	7.875%	490,000	564,113
Total			58,312,943
Total Corporate Bonds & Notes (Cost: $1,007,390,522)			1,042,916,367

Residential Mortgage-Backed Securities — Agency 30.8%

Federal Home Loan Mortgage Corp.(c)(e) 06/01/43	1.757%	2,588,056	2,625,517
05/01/43	1.842%	4,886,792	4,967,461
02/01/43	1.969%	3,137,989	3,210,660
12/01/42	2.080%	7,584,971	7,649,640
10/01/36	2.260%	3,770,904	4,007,456
02/01/43	2.359%	6,787,728	6,790,846
07/01/36	2.375%	6,116,630	6,526,668
12/01/35	2.400%	4,995,948	5,339,900
07/01/36	2.448%	5,198,905	5,541,518
05/01/41	2.566%	1,074,636	1,121,328
04/01/42	2.871%	815,602	838,765
07/01/40	3.236%	1,325,365	1,415,846
07/01/41	3.290%	3,799,349	4,001,290
07/01/40	3.537%	1,226,631	1,299,003
02/01/41	3.777%	1,596,186	1,679,070
07/01/41	3.804%	2,598,607	2,735,005
09/01/40	4.054%	1,712,020	1,809,508
07/01/41	4.331%	3,283,192	3,464,398
04/01/37	4.518%	4,600,525	4,813,131
07/01/38	5.124%	1,334,066	1,429,437
05/01/35	5.209%	577,085	604,496
04/01/38	5.369%	2,355,485	2,518,840
02/01/38	5.779%	4,190,035	4,462,515
06/01/38	5.945%	3,798,088	4,024,262
08/01/36	6.124%	1,812,119	1,938,791

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2684 Class FP 01/15/33	0.652%	2,129,866	2,138,666
Federal Home Loan Mortgage Corp.(e) 04/01/41	4.000%	16,533,654	17,596,077
11/01/22 – 06/01/33	5.000%	3,220,144	3,519,057
03/01/34 – 08/01/38	5.500%	6,897,951	7,744,136
02/01/38	6.000%	2,374,144	2,664,631
Federal National Mortgage Association(c)(e) 06/01/37	1.896%	3,602,136	3,834,561
06/01/35	1.940%	24,824,999	26,458,807
03/01/39	2.306%	4,623,311	4,932,145
03/01/38	2.322%	5,445,572	5,814,029
04/01/42	2.699%	4,492,019	4,590,823
08/01/41	3.075%	3,209,957	3,357,725
09/01/41	3.322%	1,432,677	1,486,949
08/01/40	3.773%	1,585,728	1,672,411
10/01/40	3.922%	2,969,020	3,131,510
03/01/40	3.934%	1,549,214	1,650,312
06/01/38	5.309%	2,368,311	2,548,851
11/01/37	6.038%	425,804	461,282
CMO Series 2005-106 Class UF 11/25/35	0.452%	3,428,349	3,435,648
CMO Series 2006-43 Class FM 06/25/36	0.452%	1,252,127	1,250,228
CMO Series 2007-36 Class FB 04/25/37	0.552%	4,808,687	4,830,134
Federal National Mortgage Association(d)(e) 07/14/44	3.000%	32,000,000	31,612,512
07/14/44	3.500%	87,500,000	90,070,312
07/14/44	4.000%	61,750,000	65,532,187
07/14/44	4.500%	74,000,000	80,139,706
07/14/44	5.000%	70,000,000	77,732,816
07/14/44	5.500%	45,000,000	50,380,416
Federal National Mortgage Association(e) 10/01/41 – 05/01/42	3.500%	13,800,752	14,228,361
10/01/40 – 08/01/41	4.000%	16,887,569	17,992,782
07/01/33 – 11/01/40	4.500%	36,436,321	39,893,764
07/01/31 – 08/01/39	5.000%	41,597,716	46,530,762
04/01/33 – 01/01/39	5.500%	27,429,005	30,808,311
12/01/33 – 09/01/37	6.000%	13,145,723	14,868,880
08/01/18 – 05/01/39	6.500%	2,227,782	2,503,177
Government National Mortgage Association(d)(e) 07/21/44	4.000%	48,000,000	51,270,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e) 06/20/42 – 07/20/42	3.500%	16,070,164	16,771,008
07/15/40 – 11/20/40	4.000%	26,424,965	28,332,987
02/15/40 – 06/15/41	4.500%	45,929,798	50,209,510
07/20/39 – 10/20/40	5.000%	24,563,039	27,278,469
Total Residential Mortgage-Backed Securities — Agency (Cost: $909,725,445)			924,089,293

Residential Mortgage-Backed Securities — Non-Agency 6.8%

Banc of America Mortgage Trust(e) CMO Series 2004-7 Class 7A1 08/25/19	5.000%	333,046	340,785
CMO Series 2005-1 Class 1A15 02/25/35	5.500%	2,542,309	2,653,840
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1(c)(e) 02/25/36	2.369%	1,523,816	1,534,262
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3(e) 09/25/37	6.000%	895,281	936,180
Citigroup Mortgage Loan Trust, Inc.(c)(e) CMO Series 2004-UST1 Class A4 08/25/34	2.174%	1,981,906	1,987,276
CMO Series 2005-4 Class A 08/25/35	5.231%	2,070,097	2,059,587
Countrywide Home Loan Mortgage Pass-Through Trust(e) CMO Series 2003-35 Class 1A3 09/25/18	5.000%	654,850	672,898
CMO Series 2004-4 Class A19 05/25/34	5.250%	1,575,329	1,656,506
CMO Series 2004-5 Class 2A4 05/25/34	5.500%	437,918	463,566
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1(c)(e) 12/25/33	2.529%	761,093	761,601
First Horizon Mortgage Pass-Through Trust CMO Series 2005-AR3 Class 4A1(c)(e) 08/25/35	5.144%	1,724,647	1,700,998
GSR Mortgage Loan Trust(c)(e) CMO Series 2005-AR6 Class 2A1 09/25/35	2.657%	4,632,903	4,674,766

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(e) Series 2005-6F Class 1A5 07/25/35	5.250%	5,685,807	5,875,310
JPMorgan Mortgage Trust(c)(e) CMO Series 2005-A4 Class 1A1 07/25/35	5.240%	3,147,798	3,210,656
CMO Series 2005-A4 Class 2A1 07/25/35	2.587%	2,177,546	2,202,029
CMO Series 2005-S2 Class 3A1 02/25/32	6.934%	1,552,709	1,573,895
CMO Series 2006-A3 Class 7A1 04/25/35	2.646%	3,619,094	3,641,008
JPMorgan Mortgage Trust(e) CMO Series 2004-S2 Class 1A3 11/25/19	4.750%	621,833	626,292
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7(c)(e) 11/21/34	2.636%	3,711,025	3,786,986
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2(c)(e) 10/25/34	2.467%	3,088,282	3,094,687
PHH Mortgage Capital Trust CMO Series 2007-6 Class A1(c)(e) 12/18/37	5.623%	808,441	818,723
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1(c)(e) 05/25/35	2.495%	1,941,199	1,938,948
Sequoia Mortgage Trust(b)(c)(e) CMO Series 2013-12 Class A1 12/25/43	4.000%	5,319,805	5,507,658
Sequoia Mortgage Trust(c)(e) CMO Series 2012-1 Class 1A1 01/25/42	2.865%	1,030,450	1,023,845
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2003-S11 Class 3A5(e) 11/25/33	5.950%	733,522	782,481
Wells Fargo Mortgage-Backed Securities Trust(c)(e) CMO Series 2004-A Class A1 02/25/34	2.635%	828,138	843,429
CMO Series 2004-K Class 2A6 07/25/34	2.787%	1,521,905	1,535,436
CMO Series 2004-Z Class 2A2 12/25/34	2.615%	6,603,000	6,725,525
CMO Series 2005-AR10 Class 2A17 06/25/35	2.614%	11,025,644	11,161,777
CMO Series 2005-AR14 Class A1 08/25/35	5.356%	1,193,734	1,199,697
CMO Series 2005-AR16 Class 3A2 03/25/35	2.616%	5,982,037	6,055,000
CMO Series 2005-AR2 Class 3A1 03/25/35	2.613%	2,322,657	2,364,230
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR8 Class 2A1 06/25/35	2.615%	628,646	634,364
CMO Series 2006-AR16 Class A1 10/25/36	2.666%	2,827,310	2,645,882
CMO Series 2006-AR19 Class A1 12/25/36	5.445%	7,091,129	7,138,100
CMO Series 2006-AR5 Class 2A1 04/25/36	2.615%	6,501,266	6,350,462
CMO Series 2007-AR10 Class 1A1 01/25/38	6.112%	1,082,265	1,091,141
Series 2006-AR1 Class 1A1 03/25/36	5.530%	10,582,987	10,373,973
Series 2006-AR10 Class 5A4 07/25/36	2.612%	4,317,889	4,220,499
Series 2006-AR10 Class 5A5 07/25/36	2.612%	4,496,067	4,394,658
Series 2006-AR10 Class 5A6 07/25/36	2.612%	3,944,210	3,855,249
Series 2006-AR12 Class 1A1 09/25/36	2.702%	4,438,088	4,224,132
Series 2006-AR14 Class 2A1 10/25/36	2.623%	6,083,388	5,721,487
Series 2006-AR2 Class 2A3 03/25/36	2.613%	2,937,915	2,943,694
Wells Fargo Mortgage-Backed Securities Trust(e) CMO Series 2004-4 Class A9 05/25/34	5.500%	1,652,521	1,701,693
CMO Series 2005-14 Class 2A1 12/25/35	5.500%	1,652,474	1,692,109
CMO Series 2005-17 Class 1A1 01/25/36	5.500%	371,191	381,717
CMO Series 2005-5 Class 1A1 05/25/20	5.000%	233,674	238,615
CMO Series 2005-9 Class 1A11 10/25/35	5.500%	2,150,145	2,249,893
CMO Series 2005-9 Class 2A9 10/25/35	5.250%	2,312,441	2,411,309
CMO Series 2006-10 Class A4 08/25/36	6.000%	1,743,615	1,838,357
CMO Series 2006-13 Class A5 10/25/36	6.000%	5,271,456	5,482,236
CMO Series 2006-14 Class A1 10/25/36	6.000%	850,279	834,411
CMO Series 2006-8 Class A10 07/25/36	6.000%	6,380,934	6,462,100
CMO Series 2006-8 Class A9 07/25/36	6.000%	8,052,969	8,155,403
CMO Series 2007-11 Class A3 08/25/37	6.000%	1,951,841	1,949,206
CMO Series 2007-13 Class A1 09/25/37	6.000%	8,318,041	8,505,705
CMO Series 2007-14 Class 2A2 10/25/22	5.500%	2,780,049	2,874,883
CMO Series 2007-15 Class A1 11/25/37	6.000%	3,122,862	3,145,587

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-16 Class 1A1 12/28/37	6.000%	1,516,309	1,567,057
CMO Series 2007-3 Class 3A1 04/25/22	5.500%	411,384	424,735
CMO Series 2007-9 Class 1A8 07/25/37	5.500%	691,895	699,266
CMO Series 2008-1 Class 4A1 02/25/38	5.750%	3,767,400	3,955,238
Series 2007-12 Class A7 09/25/37	5.500%	4,062,051	4,163,403
Series 2007-8 Class 2A2 07/25/37	6.000%	8,395,296	8,138,853
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $202,219,958)			203,875,294

Commercial Mortgage-Backed Securities — Agency 0.6%

Federal National Mortgage Association Series 2014-M3 Class ASQ2(e) 03/25/16	0.558%	17,650,000	17,652,559
Total Commercial Mortgage-Backed Securities — Agency (Cost: $17,649,872)			17,652,559

Commercial Mortgage-Backed Securities — Non-Agency 6.0%

BAMLL Commercial Mortgage Securities Trust Series 2012-PARK Class A(b)(e) 12/10/30	2.959%	13,285,000	13,164,160
BB-UBS Trust Series 2012-SHOW Class A(b)(e) 11/05/36	3.430%	9,200,000	9,113,031
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c)(e) Series 2005-5 Class A4 10/10/45	5.115%	5,434,703	5,656,423
Series 2005-5 Class AM 10/10/45	5.176%	2,850,000	3,003,370
Commercial Mortgage Trust(b)(c)(e) Series 2014-BBG Class A 03/15/17	0.952%	12,200,000	12,216,494
Commercial Mortgage Trust(c)(e) Series 2014-CR15 Class B 02/10/47	4.871%	5,675,000	6,184,638
GS Mortgage Securities Corp. II(e) Series 2005-GG4 Class A4 07/10/39	4.761%	7,208,555	7,364,901

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-GG4 Class A4A 07/10/39	4.751%	10,352,497	10,565,106
GS Mortgage Securities Corp. Trust Series 2012-ALOH Class B(b)(e) 04/10/34	4.049%	7,980,000	8,417,663
GS Mortgage Securities Trust Series 2012-ALOH Class C(b)(c)(e) 04/10/34	4.267%	4,600,000	4,832,677
Greenwich Capital Commercial Funding Corp.(c)(e) Series 2005-GG3 Class A4 08/10/42	4.799%	3,500,000	3,530,796
Series 2005-GG3 Class AJ 08/10/42	4.859%	1,900,000	1,932,634
Irvine Core Office Trust(b)(c)(e) Series 2013-IRV Class A2 05/15/48	3.279%	13,000,000	12,961,936
Irvine Core Office Trust(b)(e) Series 2013-IRV Class A1 05/15/48	2.068%	3,351,738	3,321,793
JPMorgan Chase Commercial Mortgage Securities Trust(e) Series 2013-C16 Class A4 12/15/46	4.166%	2,675,000	2,872,584
Series 2013-C16 Class AS 12/15/46	4.517%	4,800,000	5,192,702
LB-UBS Commercial Mortgage Trust(c)(e) Series 2004-C8 Class AJ 12/15/39	4.858%	1,250,000	1,269,860
Series 2005-C5 Class AM 09/15/40	5.017%	7,000,000	7,290,626
Series 2005-C7 Class AM 11/15/40	5.263%	5,130,000	5,415,649
LB-UBS Commercial Mortgage Trust(e) Series 2004-C1 Class A4 01/15/31	4.568%	704,014	718,122
Series 2005-C2 Class A4 04/15/30	4.998%	1,900,716	1,913,470
Morgan Stanley Capital I Trust(e) Series 2005-T17 Class A5 12/13/41	4.780%	14,315,478	14,479,883
Series 2005-T19 Class A4A 06/12/47	4.890%	14,043,385	14,477,340
VNDO Mortgage Trust(b)(c)(e) Series 2013-PENN Class D 12/13/29	4.079%	6,000,000	6,099,661
VNDO Mortgage Trust(b)(e) Series 2013-PENN Class A 12/13/29	3.808%	5,500,000	5,844,180

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A4(e) 10/15/41	4.803%	12,098,241	12,130,253
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $180,007,520)			179,969,952

Asset-Backed Securities — Non-Agency 3.0%

Avis Budget Rental Car Funding AESOP LLC(b) Series 2010-5A Class A 03/20/17	3.150%	6,900,000	7,135,725
Series 2012-1A Class A 08/20/16	2.054%	6,700,000	6,772,804
Barclays Dryrock Issuance Trust Series 2014-1 Class A(c) 12/16/19	0.512%	7,825,000	7,855,250
CNH Equipment Trust Series 2014-B Class A2 08/15/17	0.480%	9,975,000	9,974,511
Chase Issuance Trust Series 2007-B1 Class B1(c) 04/15/19	0.402%	8,450,000	8,397,230
Harley-Davidson Motorcycle Trust Series 2014-1 Class A2B(c) 04/15/18	0.322%	12,875,000	12,875,566
Hertz Fleet Lease Funding LP(b)(c) Series 2013-3 Class A 12/10/27	0.704%	7,200,000	7,218,693
Series 2014-1 Class A 04/10/28	0.554%	13,175,000	13,175,263
Hilton Grand Vacations Trust Series 2013-A Class A(b) 01/25/26	2.280%	9,050,209	9,154,779
TAL Advantage V LLC Series 2013-2A Class A(b) 11/20/38	3.550%	4,708,333	4,797,796
U.S. Airways Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A 05/15/27	3.950%	1,690,000	1,715,350
Total Asset-Backed Securities — Non-Agency (Cost: $88,973,248)			89,072,967

U.S. Treasury Obligations 8.9%

U.S. Treasury 10/15/14	0.500%	34,000,000	34,042,500
01/31/15	2.250%	20,000,000	20,253,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/15	0.375%	20,000,000	20,040,620
05/31/15	0.250%	60,000,000	60,075,000
06/30/15	1.875%	45,000,000	45,773,460
06/30/16	1.500%	2,000,000	2,041,250
07/31/16	1.500%	19,200,000	19,598,995
11/30/16	0.875%	4,800,000	4,829,626
07/31/17	2.375%	4,100,000	4,280,015
10/31/17	1.875%	3,500,000	3,597,069
01/31/18	0.875%	11,000,000	10,894,301
08/15/26	6.750%	2,900,000	4,127,062
02/15/40	4.625%	800,000	994,875
05/15/41	4.375%	1,200,000	1,442,626
11/15/42	2.750%	2,800,000	2,499,438
05/15/43	2.875%	3,150,000	2,878,312
U.S. Treasury(f) 11/15/15	0.375%	30,000,000	30,067,980
Total U.S. Treasury Obligations (Cost: $267,283,320)			267,436,249

U.S. Government & Agency Obligations 1.3%

Federal National Mortgage Association 11/15/30	6.625%	27,260,000	38,712,989
Total U.S. Government & Agency Obligations (Cost: $36,550,184)			38,712,989

Foreign Government Obligations(a)(g) 15.0%

Belgium 6.4%
Belgium Government Bond Senior Unsecured 09/28/22	4.250%	EUR	114,835,000	193,319,997
Brazil 0.4%
Brazilian Government International Bond Senior Unsecured 01/15/19	5.875%		2,670,000	3,055,815
01/22/21	4.875%		1,870,000	2,038,137
01/05/23	2.625%		2,120,000	1,957,820
Petrobras International Finance Co. 01/20/20	5.750%		2,140,000	2,287,232
01/27/21	5.375%		3,470,000	3,605,026
Total				12,944,030
Chile 0.1%
Chile Government International Bond Senior Unsecured 09/14/21	3.250%		1,600,000	1,648,800
10/30/42	3.625%		800,000	702,000
Total				2,350,800

Foreign Government Obligations(a)(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Colombia 0.2%
Colombia Government International Bond Senior Unsecured 07/12/21	4.375%		3,450,000	3,701,850
01/18/41	6.125%		980,000	1,173,822
Total				4,875,672
Germany 0.1%
KFW Government Guaranteed 10/04/22	2.000%		2,000,000	1,929,122
Italy 0.1%
Republic of Italy Senior Unsecured 09/27/23	6.875%		1,900,000	2,418,198
Mexico 0.7%
Mexico Government International Bond Senior Unsecured 01/15/17	5.625%		655,000	727,050
03/19/19	5.950%		4,720,000	5,496,440
01/15/20	5.125%		2,370,000	2,685,210
01/11/40	6.050%		1,210,000	1,466,520
03/08/44	4.750%		3,940,000	4,018,800
Pemex Project Funding Master Trust 03/05/20	6.000%		1,635,000	1,870,440
Petroleos Mexicanos 01/24/22	4.875%		960,000	1,038,528
01/30/23	3.500%		670,000	654,255
06/15/35	6.625%		470,000	553,425
06/02/41	6.500%		850,000	988,125
06/27/44	5.500%		700,000	728,700
Total				20,227,493
Netherlands —%
Petrobras Global Finance BV 05/20/43	5.625%		1,200,000	1,086,000
Norway 3.1%
Norway Government Bond 05/25/21	3.750%	NOK	494,000,000	89,193,745
Statoil ASA 01/17/23	2.450%		2,750,000	2,639,604
05/15/43	3.950%		540,000	521,049
11/08/43	4.800%		590,000	650,457
Total				93,004,855

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Foreign Government Obligations(a)(g) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.1%
Peruvian Government International Bond Senior Unsecured 03/14/37	6.550%		780,000	980,070
11/18/50	5.625%		1,540,000	1,724,030
Total				2,704,100
Philippines 0.2%
Philippine Government International Bond Senior Unsecured 01/15/21	4.000%		2,640,000	2,801,700
10/23/34	6.375%		1,880,000	2,368,800
Total				5,170,500
Poland 0.1%
Poland Government International Bond Senior Unsecured 04/21/21	5.125%		1,095,000	1,231,831
03/17/23	3.000%		1,600,000	1,553,450
Total				2,785,281
South Africa —%
South Africa Government International Bond Senior Unsecured 01/17/24	4.665%		1,030,000	1,049,312
South Korea 0.1%
Korea Development Bank (The) Senior Unsecured 03/09/16	3.250%		1,450,000	1,504,287
09/09/16	4.000%		1,550,000	1,644,252
Total				3,148,539
Sweden 1.9%
Sweden Government Bond 06/01/22	3.500%	SEK	333,000,000	57,205,398
Turkey 0.1%
Turkey Government International Bond Senior Unsecured 03/23/23	3.250%		2,490,000	2,291,572
United Kingdom 1.4%
United Kingdom Gilt 12/07/42	4.500%	GBP	21,310,000	43,849,985
Uruguay —%
Uruguay Government International Bond Senior Unsecured 11/20/45	4.125%		760,000	659,300
Total Foreign Government Obligations (Cost: $440,686,072)				451,020,154

Municipal Bonds 3.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.5%
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1 04/01/40	6.918%	725,000	978,612
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/49	6.750%	1,550,000	2,184,059
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010 05/15/36	6.156%	900,000	1,080,396
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014 07/01/43	5.594%	935,000	1,002,647
San Francisco City & County Public Utilities Commission Revenue Bonds Build America Bonds Series 2010 11/01/40	6.000%	1,050,000	1,296,351
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010 04/01/32	5.876%	2,220,000	2,636,272
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	1,300,000	1,830,829
Series 2010 11/01/40	7.600%	1,245,000	1,886,100
Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,000,000	1,488,010
University of California Revenue Bonds Taxable General Series 2013-AJ 05/15/31	4.601%	1,000,000	1,090,480
Total			15,473,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Bonds Series 2003 06/01/33	5.100%	3,720,000	3,727,514
Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B 07/01/30	5.722%	2,050,000	2,395,691
Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 07/01/41	5.754%	850,000	1,029,274
Missouri 0.1%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009 05/01/33	5.445%	1,700,000	1,987,912
New Jersey 0.2%
New Jersey State Turnpike Authority Revenue Bonds Taxable Build America Bonds Series 2009 01/01/40	7.414%	1,275,000	1,837,339
Series 2010A 01/01/41	7.102%	1,520,000	2,126,480
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010-H 05/01/40	5.665%	400,000	485,164
Total			4,448,983
New York 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1 12/01/37	6.271%	950,000	1,216,352

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010 11/15/40	6.687%	1,000,000	1,341,070
11/15/40	6.814%	1,100,000	1,493,250
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010 06/15/42	5.724%	2,000,000	2,494,800
Port Authority of New York & New Jersey Revenue Bonds Consolidated #168 Series 2011 10/01/51	4.926%	1,500,000	1,659,360
Consolidated 174th Series 2012 10/01/62	4.458%	1,990,000	2,028,347
Total			10,233,179
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010 02/15/50	7.499%	500,000	685,510
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2 12/01/34	4.879%	1,160,000	1,284,132
Total			1,969,642
Puerto Rico 1.4%
Commonwealth of Puerto Rico(h) Refunding Unlimited General Obligation Bonds Public Improvement Series 2012A 07/01/41	5.000%	4,705,000	3,261,647
Unlimited General Obligation Bonds Series 2014A 07/01/35	8.000%	30,265,000	26,633,503
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012(h) 07/01/19	5.000%	1,000,000	700,490
Puerto Rico Electric Power Authority(h) Revenue Bonds Series 2010XX 07/01/40	5.250%	12,580,000	5,566,650

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012A 07/01/42	5.000%	7,530,000	3,332,025
Series 2014WW 07/01/20	5.500%	2,080,000	920,400
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilites Serioes 2012U(h) 07/01/42	5.250%	3,830,000	2,597,276
Total			43,011,991
Texas 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D 08/15/42	5.134%	2,000,000	2,361,880
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010 08/01/40	5.140%	3,000,000	3,528,990
Total Municipal Bonds (Cost: $89,469,518)			90,168,812

Money Market Funds 3.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(i)(j)	112,895,220	112,895,220
Total Money Market Funds (Cost: $112,895,220)		112,895,220
Total Investments (Cost: $3,352,850,879)		3,417,809,856
Other Assets & Liabilities, Net		(416,972,274)
Net Assets		3,000,837,582

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	September 4, 2014	48,331,175 EUR	66,180,796 USD	—	(15,502)
Barclays Bank PLC	September 4, 2014	376,493,690 SEK	56,284,622 USD	—	(24,675)
Duetshe Bank	September 4, 2014	41,298,220 GBP	69,423,231 USD	—	(1,217,255)
Duetshe Bank	September 4, 2014	183,827,630 NOK	29,913,347 USD	18,218	—
HSBC Securities (USA), Inc.	September 4, 2014	422,260 EUR	573,863 USD	—	(4,480)
HSBC Securities (USA), Inc.	September 4, 2014	172,805 GBP	293,465 USD	—	(2,117)
HSBC Securities (USA), Inc.	September 4, 2014	2,671,314 NOK	444,330 USD	9,906	—
HSBC Securities (USA), Inc.	September 4, 2014	124,045 USD	829,798 SEK	62	—
J.P. Morgan Securities, Inc.	September 4, 2014	355,941,695 NOK	59,124,612 USD	1,239,283	—
UBS	September 4, 2014	108,173,913 EUR	147,371,812 USD	—	(787,411)
Total				1,267,469	(2,051,440)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, securities totaling $4,833,089 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(2,075)	USD	(259,731,651)	09/2014	993,215	—
US ULTRA T-BOND	(197)	USD	(29,537,688)	09/2014	230,219	—
Total					1,223,434	—

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $218,793,630 or 7.29% of net assets.

(c)  Variable rate security.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)  Principal and interest may not be guaranteed by the government.

(h)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2014, the value of these securities amounted to $43,011,991 or 1.43% of net assets.

(i)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	143,029,403	598,709,088	(628,843,271)	112,895,220	32,016	112,895,220

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Currency Legend

EUR  Euro

GBP  British Pound

NOK  Norwegian Krone

SEK  Swedish Krona

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — American Century Diversified Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	1,042,916,367	—	1,042,916,367
Residential Mortgage-Backed Securities — Agency	—	924,089,293	—	924,089,293
Residential Mortgage-Backed Securities — Non-Agency	—	203,875,294	—	203,875,294
Commercial Mortgage-Backed Securities — Agency	—	17,652,559	—	17,652,559
Commercial Mortgage-Backed Securities — Non-Agency	—	179,969,952	—	179,969,952
Asset-Backed Securities — Non-Agency	—	87,357,617	1,715,350	89,072,967
U.S. Treasury Obligations	267,436,249	—	—	267,436,249
U.S. Government & Agency Obligations	—	38,712,989	—	38,712,989
Foreign Government Obligations	—	451,020,154	—	451,020,154
Municipal Bonds	—	90,168,812	—	90,168,812
Total Bonds	267,436,249	3,035,763,037	1,715,350	3,304,914,636
Mutual Funds
Money Market Funds	112,895,220	—	—	112,895,220
Total Mutual Funds	112,895,220	—	—	112,895,220
Investments in Securities	380,331,469	3,035,763,037	1,715,350	3,417,809,856
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,267,469	—	1,267,469
Futures Contracts	1,223,434	—	—	1,223,434
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,051,440)	—	(2,051,440)
Total	381,554,903	3,034,979,066	1,715,350	3,418,249,319

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%

Issuer	Shares	Value ($)
Australia 4.6%
Amcor Ltd.	570,000	5,606,261
Austbrokers Holdings Ltd.	161,703	1,645,235
Beadell Resources Ltd.(a)	4,538,868	2,651,062
Challenger Ltd.	869,145	6,096,763
Domino's Pizza Enterprises Ltd.	285,555	5,779,557
Insurance Australia Group Ltd.	1,200,000	6,609,540
SAI Global Ltd.	620,000	2,992,493
Spotless Group Holdings Ltd.(a)	2,150,000	3,345,114
Total		34,726,025
Belgium 0.2%
EVS Broadcast Equipment SA	37,025	1,839,336
Brazil 1.3%
Linx SA	100,000	2,353,926
Localiza Rent a Car SA	326,400	5,369,830
Odontoprev SA	489,600	2,111,740
Total		9,835,496
Cambodia 0.6%
NagaCorp Ltd.	4,895,670	4,314,480
Canada 4.6%
AG Growth International, Inc.	44,162	1,962,158
Baytex Energy Corp.	94,713	4,371,506
Black Diamond Group Ltd.	62,994	2,026,104
CAE, Inc.	269,810	3,529,870
Canadian Energy Services & Technology Corp.	71,000	2,223,719
CCL Industries, Inc., Class B	79,020	7,609,114
DeeThree Exploration Ltd.(a)	176,912	1,890,068
Horizon North Logistics, Inc.	160,931	1,155,270
Onex Corp.	41,282	2,554,180
RONA, Inc.	81,708	879,066
ShawCor Ltd.	87,173	4,847,801
Trilogy Energy Corp.	67,000	1,833,466
Total		34,882,322
Chile 0.3%
Sociedad Quimica y Minera de Chile SA, ADR	74,591	2,186,262

Common Stocks (continued)

Issuer	Shares	Value ($)
China 2.6%
AMVIG Holdings Ltd.	3,034,000	1,069,984
Biostime International Holdings Ltd.	330,000	1,829,684
Bitauto Holdings Ltd. ADR(a)	56,934	2,772,686
CIMC Enric Holdings Ltd.	1,517,000	1,998,188
Jumei International Holding Ltd., ADR(a)	47,500	1,292,000
Sihuan Pharmaceutical Holdings Group Ltd.	5,452,000	3,334,412
WuXi PharmaTech (Cayman), Inc. ADR(a)	215,000	7,064,900
Total		19,361,854
Denmark 1.9%
Jyske Bank A/S(a)	61,735	3,504,649
Novozymes A/S, Class B	112,402	5,637,802
SimCorp AS	144,866	4,988,636
Total		14,131,087
Finland 1.8%
Konecranes OYJ	61,000	1,969,574
Sponda OYJ	627,943	3,353,386
Tikkurila OYJ	145,000	3,970,971
Vacon PLC	101,050	4,102,605
Total		13,396,536
France 2.6%
Eurofins Scientific SE	12,300	3,782,801
Eutelsat Communications SA	65,000	2,258,490
Hi-Media SA(a)	150,963	562,261
Neopost SA	116,600	8,733,425
Norbert Dentressangle SA	14,101	2,069,678
Saft Groupe SA	62,817	2,410,150
Total		19,816,805
Germany 3.1%
Aurelius AG	67,897	2,480,477
ElringKlinger AG	52,500	2,166,353
MTU Aero Engines AG	30,800	2,833,701
Norma Group SE	69,480	3,844,091
Rational AG	12,099	3,910,679
TAG Immobilien AG	203,270	2,480,267
Wirecard AG	135,679	5,857,810
Total		23,573,378

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Guatemala 0.5%
Tahoe Resources, Inc.(a)	137,664	3,604,641
Hong Kong 3.2%
Kingboard Chemical Holdings Ltd.	523,000	1,078,279
Lifestyle International Holdings Ltd.	900,000	1,762,748
Melco Crown Entertainment Ltd., ADR	210,000	7,499,100
Melco International Development Ltd.	1,631,890	4,933,436
MGM China Holdings Ltd.	846,400	2,935,421
Newocean Energy Holdings Ltd.	2,470,000	1,847,719
Sa Sa International Holdings Ltd.	3,997,000	2,759,448
Vitasoy International Holdings Ltd.	1,408,000	1,798,091
Total		24,614,242
India 2.2%
Adani Ports and Special Economic Zone Ltd.	515,261	2,088,112
Asian Paints Ltd.	289,795	2,861,354
Bosch Ltd.	7,560	1,704,070
Colgate-Palmolive Co.	77,862	1,952,971
Redington India Ltd.	255,173	442,294
SKIL Ports & Logistics Ltd.(a)	84,442	110,553
United Breweries Ltd.	175,687	2,041,838
Zee Entertainment Enterprises Ltd.	1,152,000	5,622,417
Total		16,823,609
Indonesia 1.9%
Archipelago Resources PLC(b)(c)(d)	2,837,329	3,145,566
PT Ace Hardware Indonesia Tbk	35,000,000	2,599,874
PT Arwana Citramulia Tbk	12,971,600	1,105,130
PT Matahari Department Store Tbk	1,293,000	1,505,685
PT Mayora Indah Tbk	473,667	1,175,533
PT MNC Sky Vision Tbk	4,190,000	762,810
PT Surya Citra Media Tbk	7,050,000	2,132,290
PT Tower Bersama Infrastructure Tbk	3,318,000	2,253,049
Total		14,679,937
Israel 0.4%
Caesarstone Sdot-Yam Ltd.	69,314	3,401,931
Italy 0.4%
Pirelli & C SpA	168,000	2,696,098

Common Stocks (continued)

Issuer	Shares	Value ($)
Japan 18.9%
Aeon Mall Co., Ltd.	147,000	3,875,936
Aica Kogyo Co., Ltd.	145,000	3,098,854
Aozora Bank Ltd.	953,000	3,133,272
Ariake Japan Co., Ltd.	127,000	3,342,537
Asahi Diamond Industrial Co., Ltd.	181,000	2,875,300
Benesse Holdings, Inc.	95,400	4,137,991
Daiseki Co., Ltd.	139,000	2,496,402
Disco Corp.	38,400	2,580,489
Doshisha Co., Ltd.	137,000	2,415,193
Familymart Co., Ltd.	89,000	3,837,038
Global One REIT	183	539,305
Glory Ltd.	137,000	4,468,340
Hamamatsu Photonics KK	43,000	2,110,388
Hikari Tsushin, Inc.	22,700	1,714,326
Hirose Electric Co., Ltd.	17,800	2,646,180
Hoshizaki Electric Co., Ltd.	58,000	2,894,957
Icom, Inc.	71,000	1,749,350
Industrial & Infrastructure Fund Investment Corp.	255	2,283,424
Japan Airport Terminal Co., Ltd.	108,000	3,205,866
Jin Co., Ltd.	81,000	2,585,254
Kansai Paint Co., Ltd.	390,811	6,532,129
Kenedix Office Investment Corp.	509	2,770,884
Kintetsu World Express, Inc.	64,400	2,734,161
LifeNet Insurance Co.(a)	138,000	622,628
Makita Corp.	54,000	3,337,413
Milbon Co., Ltd.	50,160	1,693,735
MISUMI Group, Inc.	90,000	2,476,130
MonotaRO Co., Ltd	73,600	2,033,654
Moshi Moshi Hotline, Inc.	190,800	1,881,445
Nabtesco Corp.	138,600	3,067,358
Nakanishi, Inc.	75,000	3,076,467
NGK Insulators Ltd.	166,000	3,768,331
NGK Spark Plug Co., Ltd.	105,000	2,964,581
Nihon Parkerizing Co., Ltd.	91,990	2,109,184
Nippon Kayaku Co., Ltd.	248,000	3,228,874
Nippon Paint Co., Ltd	120,000	2,540,804
NOF Corp.	382,000	2,731,299
Obic Co., Ltd.	79,000	2,605,423

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Omron Corp.	60,000	2,530,175
ORIX JREIT, Inc.	2,670	3,745,104
OSG Corp.	138,000	2,542,495
Park24 Co., Ltd.	154,000	2,800,835
Rinnai Corp.	30,000	2,896,202
Rohto Pharmaceutical Co., Ltd.	120,000	1,866,582
Santen Pharmaceutical Co., Ltd.	47,700	2,687,182
Seven Bank Ltd.	569,000	2,326,731
Shimano, Inc.	21,000	2,330,286
Stanley Electric Co., Ltd.	34,300	894,900
Suruga Bank Ltd.	142,000	2,758,217
Tamron Co., Ltd.	96,000	2,299,967
Toyo Suisan Kaisha Ltd.	64,400	1,985,104
Ushio, Inc.	242,900	3,130,152
Wacom Co., Ltd.	368,000	2,100,328
Total		143,059,162
Kazakhstan 0.6%
Halyk Savings Bank of Kazakhstan JSC, GDR	435,268	4,709,600
Malaysia 0.7%
7-Eleven Malaysia Holdings Bhd(a)	4,372,300	2,273,977
Aeon Co., Bhd	2,200,000	2,726,877
Total		5,000,854
Malta —%
Kambi Group PLC(a)	35,981	185,787
Mexico 1.8%
Genomma Lab Internacional SA de CV, Class B(a)	1,329,000	3,600,752
Gruma SAB de CV(a)	302,000	3,614,409
Grupo Aeroportuario del Sureste SAB de CV, ADR	18,000	2,286,360
Qualitas Controladora SAB de CV	1,364,000	3,937,395
Total		13,438,916
Netherlands 2.1%
Aalberts Industries NV	215,427	7,033,900
Arcadis NV	92,391	3,184,282
Core Laboratories NV	12,136	2,027,440
Gemalto NV	20,380	2,112,510
Koninklijke Vopak NV	35,523	1,736,507
Total		16,094,639

Common Stocks (continued)

Issuer	Shares	Value ($)
New Zealand 1.0%
Auckland International Airport Ltd.	881,138	3,008,497
Ryman Healthcare Ltd.	277,063	2,074,109
SKYCITY Entertainment Group Ltd.	700,000	2,438,408
Total		7,521,014
Norway 1.0%
Atea ASA	200,157	2,284,208
Orkla ASA	365,000	3,251,995
Subsea 7 SA	116,000	2,163,470
Total		7,699,673
Panama —%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,863	84,945
Philippines 1.2%
Melco Crown Philippines Resorts Corp.(a)	6,660,000	1,748,918
Puregold Price Club, Inc.	2,246,000	2,232,461
Robinsons Retail Holdings, Inc.(a)	1,372,780	2,293,692
Security Bank Corp.	591,600	1,671,388
Universal Robina Corp.	261,960	925,875
Total		8,872,334
Singapore 2.6%
Ascendas Real Estate Investment Trust	1,141,000	2,108,470
CDL Hospitality Trusts	1,631,900	2,304,084
Mapletree Commercial Trust	3,432,743	3,774,619
Mapletree Greater China Commercial Trust	4,300,000	2,983,664
Mapletree Industrial Trust	1,027,377	1,179,032
Mapletree Logistics Trust	1,686,696	1,576,842
Petra Foods Ltd.	744,000	2,327,051
Singapore Exchange Ltd.	330,000	1,840,633
Super Group Ltd.	1,698,000	1,922,000
Total		20,016,395
South Africa 4.2%
Coronation Fund Managers Ltd.	1,190,444	10,691,049
Massmart Holdings Ltd.	188,774	2,343,034
Mr. Price Group Ltd.	223,777	3,804,525
Naspers Ltd., Class N	63,409	7,464,793

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Northam Platinum Ltd.(a)	734,610	3,142,901
Rand Merchant Insurance Holdings Ltd.	1,558,171	4,802,712
Total		32,249,014
South Korea 3.0%
AMOREPACIFIC Group	1,519	1,121,460
CJ Corp.	28,435	3,934,972
Coway Co., Ltd.	27,933	2,337,947
KEPCO Plant Service & Engineering Co., Ltd.	32,740	2,238,684
KT&G Corp.	44,000	3,892,074
LS Industrial Systems Co., Ltd.	54,533	3,551,674
Paradise Co., Ltd	122,874	4,542,792
Soulbrain Co., Ltd.	31,000	1,056,265
Total		22,675,868
Spain 2.2%
Bolsas y Mercados Españoles SA	70,000	3,342,804
Distribuidora Internacional de Alimentacion SA	660,500	6,081,339
Prosegur Cia de Seguridad SA, Registered Shares	428,000	3,070,957
Viscofan SA	67,000	3,994,496
Total		16,489,596
Sweden 2.8%
Hexagon AB, Class B	200,656	6,468,754
Mekonomen AB	90,000	2,310,093
Sweco AB, Class B	280,229	4,686,875
Swedish Match AB	136,000	4,722,257
Unibet Group PLC, SDR	66,000	3,279,479
Total		21,467,458
Switzerland 2.6%
Geberit AG	15,590	5,472,674
Inficon Holding AG	6,310	2,056,371
Partners Group Holding AG	22,564	6,167,697
Sika AG	1,330	5,438,182
Zehnder Group AG	10,626	455,332
Total		19,590,256
Taiwan 4.4%
Advantech Co., Ltd.	276,000	2,357,179
Chroma ATE, Inc.	392,000	1,097,223

Common Stocks (continued)

Issuer	Shares	Value ($)
Delta Electronics, Inc.	648,000	4,719,478
Far EasTone Telecommunications Co., Ltd.	2,580,000	5,877,129
Ginko International Co., Ltd.	150,000	2,597,766
Hermes Microvision, Inc.	28,500	1,131,721
Largan Precision Co., Ltd.	28,000	2,233,792
Lite-On Technology Corp.	1,119,085	1,869,010
Novatek Microelectronics Corp., Ltd.	466,000	2,291,899
PChome Online, Inc.	175,000	1,942,137
President Chain Store Corp.	425,000	3,405,993
St. Shine Optical Co., Ltd.	151,000	3,731,017
Total		33,254,344
Thailand 0.9%
Airports of Thailand PCL	366,800	2,243,677
Home Product Center PCL, Foreign Registered Shares	8,047,285	2,394,363
Robinson Department Store PCL, Foreign Registered Shares	1,320,000	2,319,281
Samui Airport Property Fund Leasehold	109,000	56,779
Total		7,014,100
Turkey 0.2%
Bizim Toptan Satis Magazalari AS	155,687	1,385,207
United Kingdom 11.0%
Abcam PLC	390,000	2,536,294
Aggreko PLC	84,571	2,388,124
Babcock International Group PLC	300,000	5,965,940
Cable & Wireless Communications PLC	2,982,956	2,514,227
Charles Taylor PLC	1,790,000	7,045,833
Connect Group PLC	942,000	2,938,123
Croda International PLC	83,200	3,133,970
Domino's Pizza Group PLC	230,851	2,070,211
Elementis PLC	550,970	2,454,447
Fidessa Group PLC	84,574	3,204,542
Halfords Group PLC	280,000	2,265,620
Jardine Lloyd Thompson Group PLC	372,000	6,621,064
Ocado Group PLC(a)	400,000	2,541,771
Polypipe Group PLC(a)	605,100	2,588,920
PureCircle Ltd.(a)	241,200	2,497,377
Rightmove PLC	95,000	3,485,779
Rowan Companies PLC, Class A	59,110	1,887,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
RPS Group PLC	419,338	1,995,081
Shaftesbury PLC	381,000	4,277,404
Smith & Nephew PLC	214,000	3,805,229
Spirax-Sarco Engineering PLC	112,853	5,278,423
Telecity Group PLC	341,789	4,410,430
WH Smith PLC	210,000	3,845,515
Whitbread PLC	51,253	3,867,327
Total		83,619,033
United States 2.6%
Atwood Oceanics, Inc.(a)	47,978	2,517,885
Aveva Group PLC	77,400	2,699,583
Chart Industries, Inc.(a)	19,000	1,572,060
FMC Technologies, Inc.(a)	51,258	3,130,326
Hornbeck Offshore Services, Inc.(a)	54,196	2,542,876
Synageva Biopharma Corp.(a)	30,000	3,144,000
Textainer Group Holdings Ltd.	103,803	4,008,872
Total		19,615,602
Total Common Stocks (Cost: $552,122,265)		727,927,836

Money Market Funds 3.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(e)(f)	28,980,115	28,980,115
Total Money Market Funds (Cost: $28,980,115)		28,980,115
Total Investments (Cost: $581,102,380)		756,907,951
Other Assets & Liabilities, Net		1,535,986
Net Assets		758,443,937

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies securities considered to be illiquid and restricted as to their marketability. The aggregate value of such securities at June 30, 2014 was $3,145,566, which represents 0.41% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value ($)
Archipelago Resources PLC	05/18/2010 – 07/16/2012	2,837,329	2,069,240	3,145,566

(c)  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value ($)
Option*	2,837,329	GBP	0.58	August 13, 2014	0

*Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $3,145,566, which represents 0.41% of net assets.

(e)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,476,428	52,635,876	(53,132,189)	28,980,115	12,317	28,980,115

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

SDR  Swedish Depositary Receipt

Currency Legend

GBP  British Pound

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,670,165	125,575,723	—	135,245,888
Consumer Staples	3,614,410	62,052,842	—	65,667,252
Energy	27,272,470	5,747,696	—	33,020,166
Financials	6,576,521	113,379,491	—	119,956,012
Health Care	15,921,391	29,491,860	—	45,413,251
Industrials	21,910,525	136,689,772	—	158,600,297
Information Technology	5,126,612	80,140,952	—	85,267,564
Materials	16,801,948	54,165,487	3,145,566	74,113,001
Telecommunication Services	—	10,644,405	—	10,644,405
Total Equity Securities	106,894,042	617,888,228	3,145,566	727,927,836
Mutual Funds
Money Market Funds	28,980,115	—	—	28,980,115
Total Mutual Funds	28,980,115	—	—	28,980,115
Investments in Securities	135,874,157	617,888,228	3,145,566	756,907,951

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Options	—	—	0	0
Total	135,874,157	617,888,228	3,145,566	756,907,951

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
Consumer Discretionary 15.2%
Auto Components 3.1%
Dorman Products, Inc.(a)	116,000	5,721,120
Drew Industries, Inc.	193,000	9,651,930
Total		15,373,050
Distributors 1.2%
Pool Corp.	101,000	5,712,560
Hotels, Restaurants & Leisure 5.4%
Bally Technologies, Inc.(a)	55,000	3,614,600
Choice Hotels International, Inc.	83,000	3,910,130
Domino's Pizza, Inc.	96,000	7,016,640
Fiesta Restaurant Group, Inc.(a)	113,000	5,244,330
Vail Resorts, Inc.	88,000	6,791,840
Total		26,577,540
Household Durables 1.8%
Cavco Industries, Inc.(a)	101,000	8,615,300
Internet & Catalog Retail 1.4%
HomeAway, Inc.(a)	95,000	3,307,900
Shutterfly, Inc.(a)	78,000	3,358,680
Total		6,666,580
Specialty Retail 2.3%
DSW, Inc., Class A	45,000	1,257,300
GNC Holdings, Inc., Class A	108,000	3,682,800
Michaels Stores, Inc. (The)(a)	57,500	980,375
Pier 1 Imports, Inc.	192,000	2,958,720
Select Comfort Corp.(a)	110,000	2,272,600
Total		11,151,795
Total Consumer Discretionary		74,096,825
Consumer Staples 2.9%
Food & Staples Retailing 2.2%
Casey's General Stores, Inc.	51,304	3,606,158
Fresh Market, Inc. (The)(a)	91,000	3,045,770
United Natural Foods, Inc.(a)	62,000	4,036,200
Total		10,688,128
Food Products 0.7%
B&G Foods, Inc.	60,000	1,961,400
Boulder Brands, Inc.(a)	107,907	1,530,122
Total		3,491,522
Total Consumer Staples		14,179,650

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 6.8%
Energy Equipment & Services 2.1%
Core Laboratories NV	21,000	3,508,260
Hornbeck Offshore Services, Inc.(a)	67,800	3,181,176
ShawCor Ltd.	62,894	3,497,615
Total		10,187,051
Oil, Gas & Consumable Fuels 4.7%
Carrizo Oil & Gas, Inc.(a)	81,000	5,610,060
Gulfport Energy Corp.(a)	17,000	1,067,600
Laredo Petroleum, Inc.(a)	151,100	4,681,078
Parsley Energy, Inc., Class A(a)	21,248	511,439
PDC Energy, Inc.(a)	31,000	1,957,650
Rice Energy, Inc.(a)	37,500	1,141,875
Rosetta Resources, Inc.(a)	78,000	4,278,300
SM Energy Co.	43,000	3,616,300
Total		22,864,302
Total Energy		33,051,353
Financials 15.1%
Banks 6.0%
Associated Banc-Corp.	300,000	5,424,000
City National Corp.	44,000	3,333,440
First Busey Corp.	525,800	3,054,898
Hancock Holding Co.	94,000	3,320,080
Lakeland Financial Corp.	132,000	5,037,120
MB Financial, Inc.	135,000	3,651,750
SVB Financial Group(a)	20,000	2,332,400
TCF Financial Corp.	209,000	3,421,330
Total		29,575,018
Capital Markets 3.0%
Eaton Vance Corp.	98,000	3,703,420
SEI Investments Co.	334,000	10,945,180
Total		14,648,600
Insurance 1.4%
Allied World Assurance Co. Holdings AG	58,700	2,231,774
Enstar Group Ltd.(a)	31,000	4,672,630
Total		6,904,404

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 3.0%
Coresite Realty Corp.	66,000	2,182,620
Education Realty Trust, Inc.	798,000	8,570,520
Kite Realty Group Trust	625,000	3,837,500
Total		14,590,640
Real Estate Management & Development 1.0%
St. Joe Co. (The)(a)	188,000	4,780,840
Thrifts & Mortgage Finance 0.7%
TrustCo Bank Corp.	514,000	3,433,520
Total Financials		73,933,022
Health Care 13.8%
Biotechnology 6.6%
Celldex Therapeutics, Inc.(a)	50,000	816,000
Cepheid(a)	254,000	12,176,760
Seattle Genetics, Inc.(a)	144,000	5,508,000
Synageva Biopharma Corp.(a)	117,799	12,345,335
Ultragenyx Pharmaceutical, Inc.(a)	26,854	1,205,476
Total		32,051,571
Health Care Providers & Services 0.6%
HealthSouth Corp.	81,000	2,905,470
Health Care Technology 1.2%
Allscripts Healthcare Solutions, Inc.(a)	336,000	5,392,800
Castlight Health, Inc.(a)	28,000	425,600
Total		5,818,400
Life Sciences Tools & Services 3.0%
Mettler-Toledo International, Inc.(a)	59,000	14,937,620
Pharmaceuticals 2.4%
Akorn, Inc.(a)	327,300	10,882,725
Revance Therapeutics, Inc.(a)	19,000	646,000
Total		11,528,725
Total Health Care		67,241,786
Industrials 31.9%
Aerospace & Defense 3.4%
HEICO Corp., Class A	189,000	7,673,400
Moog, Inc., Class A(a)	122,000	8,892,580
Total		16,565,980
Common Stocks (continued)

Issuer	Shares	Value ($)
Building Products 0.3%
PGT, Inc.(a)	187,000	1,583,890
Commercial Services & Supplies 3.8%
KAR Auction Services, Inc.	200,000	6,374,000
McGrath Rentcorp	219,000	8,048,250
Mobile Mini, Inc.	84,000	4,022,760
Total		18,445,010
Electrical Equipment 3.1%
Acuity Brands, Inc.	49,000	6,774,250
Generac Holdings, Inc.(a)	78,000	3,801,720
Thermon Group Holdings, Inc.(a)	178,235	4,691,145
Total		15,267,115
Machinery 10.7%
Chart Industries, Inc.(a)	15,000	1,241,100
Donaldson Co., Inc.	350,000	14,812,000
ESCO Technologies, Inc.	109,000	3,775,760
Kennametal, Inc.	170,000	7,867,600
Middleby Corp. (The)(a)	90,000	7,444,800
Nordson Corp.	147,000	11,787,930
Toro Co. (The)	82,000	5,215,200
Total		52,144,390
Road & Rail 4.0%
Avis Budget Group, Inc.(a)	258,000	15,400,020
Hertz Global Holdings, Inc.(a)	145,000	4,064,350
Total		19,464,370
Trading Companies & Distributors 6.6%
CAI International, Inc.(a)	305,000	6,713,050
MRC Global, Inc.(a)	103,300	2,922,357
Rush Enterprises, Inc., Class A(a)	240,100	8,324,267
Rush Enterprises, Inc., Class B(a)	93,900	2,953,155
Textainer Group Holdings Ltd.	141,000	5,445,420
WESCO International, Inc.(a)	70,000	6,046,600
Total		32,404,849
Total Industrials		155,875,604
Information Technology 12.0%
Electronic Equipment, Instruments & Components 3.2%
IPG Photonics Corp.(a)	114,000	7,843,200
Littelfuse, Inc.	25,000	2,323,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Measurement Specialties, Inc.(a)	16,886	1,453,378
Rogers Corp.(a)	65,000	4,312,750
Total		15,933,078
Internet Software & Services 2.1%
Liquidity Services, Inc.(a)	106,000	1,670,560
Pandora Media, Inc.(a)	64,000	1,888,000
SPS Commerce, Inc.(a)	100,000	6,319,000
Textura Corp.(a)	11,938	282,215
Total		10,159,775
IT Services 2.1%
Blackhawk Network Holdings, Inc.(a)	158,000	4,242,300
WEX, Inc.(a)	57,000	5,983,290
Total		10,225,590
Software 4.6%
ANSYS, Inc.(a)	98,000	7,430,360
CommVault Systems, Inc.(a)	16,000	786,720
Five9, Inc.(a)	49,000	352,800
Informatica Corp.(a)	250,000	8,912,500
Solera Holdings, Inc.	72,000	4,834,800
Total		22,317,180
Total Information Technology		58,635,623
Materials 0.7%
Construction Materials 0.7%
Caesarstone Sdot-Yam Ltd.	75,000	3,681,000
Total Materials		3,681,000

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 1.2%
Diversified Telecommunication Services 0.8%
inContact, Inc.(a)	93,000	854,670
tw telecom, Inc.(a)	24,855	1,001,905
Vonage Holdings Corp.(a)	580,000	2,175,000
Total		4,031,575
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc.(a)	297,000	2,028,510
Total Telecommunication Services		6,060,085
Total Common Stocks (Cost: $308,491,325)		486,754,948

Money Market Funds 0.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	2,415,179	2,415,179
Total Money Market Funds (Cost: $2,415,179)		2,415,179
Total Investments (Cost: $310,906,504)		489,170,127
Other Assets & Liabilities, Net		(415,121)
Net Assets		488,755,006

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,810,059	66,652,308	(71,047,188)	2,415,179	2,210	2,415,179

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	74,096,825	—	—	74,096,825
Consumer Staples	14,179,650	—	—	14,179,650
Energy	33,051,353	—	—	33,051,353
Financials	73,933,022	—	—	73,933,022
Health Care	67,241,786	—	—	67,241,786
Industrials	155,875,604	—	—	155,875,604
Information Technology	58,635,623	—	—	58,635,623
Materials	3,681,000	—	—	3,681,000
Telecommunication Services	6,060,085	—	—	6,060,085
Total Equity Securities	486,754,948	—	—	486,754,948
Mutual Funds
Money Market Funds	2,415,179	—	—	2,415,179
Total Mutual Funds	2,415,179	—	—	2,415,179
Total	489,170,127	—	—	489,170,127

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.0%

Issuer	Shares	Value ($)
Australia 6.7%
Alumina Ltd.(a)	858,644	1,096,547
AMP Ltd.	151,816	758,905
Asciano Ltd.	552,040	2,933,233
Bank of Queensland Ltd.	187,536	2,155,191
Beach Energy Ltd	5,042	7,983
Bendigo and Adelaide Bank Ltd.	11,433	131,536
Bendigo and Adelaide Bank Ltd.	224,280	2,580,322
BlueScope Steel Ltd.(a)	91,577	469,036
Boral Ltd.	393,776	1,948,154
Echo Entertainment Group Ltd.	361,800	1,070,582
Fairfax Media Ltd.	661,928	564,339
Fortescue Metals Group Ltd.	372,842	1,539,892
GrainCorp Ltd., Class A	52,752	417,633
Harvey Norman Holdings Ltd.	287,196	839,488
Incitec Pivot Ltd.	754,109	2,061,698
Lend Lease Group	240,250	2,970,084
Macquarie Group Ltd.	194,257	10,927,686
National Australia Bank Ltd.	236,797	7,319,100
New Hope Corp., Ltd.	9,524	24,059
Newcrest Mining Ltd.(a)	226,929	2,279,193
Orica Ltd.	64,365	1,182,152
Origin Energy Ltd.	566,980	7,815,005
OZ Minerals Ltd.	52,659	203,235
Primary Health Care Ltd	111,810	478,153
Qantas Airways Ltd.(a)	592,352	704,638
QBE Insurance Group Ltd.	336,359	3,445,083
Santos Ltd.	653,775	8,794,976
Seven Group Holdings Ltd.	57,060	398,862
Sims Metal Management Ltd.(a)	85,319	782,656
Suncorp Group Ltd.	617,912	7,890,656
Tabcorp Holdings Ltd	148,963	471,798
Tatts Group Ltd.	706,783	2,179,095
Toll Holdings Ltd.	354,237	1,704,796
Treasury Wine Estates Ltd.	336,660	1,589,867
Wesfarmers Ltd.	423,111	16,696,553
Woodside Petroleum Ltd.	81,336	3,153,509
WorleyParsons Ltd.	38,562	632,506
Total		100,218,201

Common Stocks (continued)

Issuer	Shares	Value ($)
Austria 0.2%
Erste Group Bank AG	47,320	1,530,465
Raiffeisen Bank International AG	27,151	866,802
Total		2,397,267
Belgium 1.6%
Ageas	94,183	3,757,390
Belgacom SA	19,109	634,132
Delhaize Group SA	87,793	5,939,822
KBC Groep NV(a)	96,304	5,241,797
Solvay SA	32,122	5,528,872
UCB SA	40,058	3,391,464
Total		24,493,477
Canada 9.9%
Agnico Eagle Mines Ltd.	29,156	1,116,675
Agrium, Inc.	22,637	2,074,228
Bank of Montreal	41,058	3,021,458
Barrick Gold Corp.	436,034	7,979,422
Blackberry Ltd.(a)	169,400	1,736,785
Bonavista Energy Corp.	61,742	947,206
Cameco Corp.	10,584	207,552
Cameco Corp.	86,882	1,704,175
Canadian Natural Resources Ltd.	242,412	11,129,135
Canadian Natural Resources Ltd.	177,334	8,148,340
Canadian Tire Corp., Ltd., Class A	45,072	4,324,090
Crescent Point Energy Corp.	1,800	79,758
Crescent Point Energy Corp.	18,320	811,914
Eldorado Gold Corp.	176,636	1,350,780
Empire Co., Ltd., Class A	15,249	1,036,941
Enerplus Corp.	112,324	2,830,601
Ensign Energy Services, Inc.	52,725	818,756
Fairfax Financial Holdings Ltd.	4,204	1,994,423
First Quantum Minerals Ltd.	167,902	3,590,763
Genworth MI Canada, Inc.	11,100	395,399
George Weston Ltd.	3,860	284,730
Goldcorp, Inc.	227,656	6,353,588
Goldcorp, Inc.	54,891	1,532,008
Husky Energy, Inc.	130,463	4,213,256
IAMGOLD Corp.	29,314	120,602

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial Alliance Insurance & Financial Services, Inc.	10,598	464,423
Kinross Gold Corp.(a)	502,300	2,080,658
Lundin Mining Corp.(a)	256,111	1,408,905
Magna International, Inc.	75,750	8,153,924
Manulife Financial Corp.	515,954	10,255,737
Pacific Rubiales Energy Corp.	90,028	1,829,162
Pan American Silver Corp.	29,214	447,909
Pan American Silver Corp.	6,100	93,635
Pengrowth Energy Corp.	201,179	1,442,312
Penn West Petroleum Ltd.	217,479	2,123,735
Precision Drilling Corp.	118,199	1,673,761
Sun Life Financial, Inc.	1,100	40,381
Sun Life Financial, Inc.	160,926	5,914,922
Suncor Energy, Inc.	613,285	26,151,040
Talisman Energy, Inc.	485,829	5,135,796
Teck Resources Ltd.	200	4,828
Teck Resources Ltd., Class B	218,255	4,982,608
Thomson Reuters Corp.	134,755	4,906,267
TMX Group Ltd.	700	38,606
TransAlta Corp.	56,293	690,045
TransAlta Corp.	800	9,816
Yamana Gold, Inc.	334,663	2,753,705
Total		148,404,760
Denmark 1.8%
AP Moller — Maersk A/S, Class A	1,495	3,517,260
AP Moller — Maersk A/S, Class B	3,260	8,100,829
Carlsberg A/S, Class B	52,345	5,638,418
Danske Bank A/S	187,675	5,304,679
FLSmidth & Co. A/S	4,694	262,251
H Lundbeck A/S	33,898	834,244
Rockwool International A/S, Class B	957	176,641
TDC A/S	321,400	3,326,242
Total		27,160,564
Finland 0.9%
Fortum OYJ	185,416	4,978,787
Kesko OYJ, Class A	513	19,479
Kesko OYJ, Class B	21,904	865,902
Neste Oil OYJ	54,905	1,071,335

Common Stocks (continued)

Issuer	Shares	Value ($)
Stora Enso OYJ, Class R	262,409	2,554,742
UPM-Kymmene OYJ	269,838	4,611,226
Total		14,101,471
France 10.0%
Alcatel-Lucent(a)	649,998	2,321,231
ArcelorMittal	520,310	7,715,949
AXA SA	518,610	12,395,368
BNP Paribas SA	313,111	21,242,071
Bollore SA	2,832	1,838,105
Bouygues SA	100,332	4,175,119
Casino Guichard Perrachon SA	23,784	3,153,505
CGG SA(a)	60,098	850,901
Cie de St. Gobain	180,258	10,170,520
Cie Generale des Etablissements Michelin	690	82,445
CNP Assurances	6,083	126,275
Credit Agricole SA	311,259	4,389,932
Electricite de France SA	75,493	2,377,569
Eramet(a)	1,530	181,262
GDF Suez	595,276	16,387,819
Lafarge SA	89,119	7,736,745
Lagardere SCA	42,592	1,387,171
Natixis	447,955	2,871,868
Orange SA	733,849	11,581,007
Peugeot SA(a)	144,251	2,132,260
Renault SA	120,796	10,921,758
Rexel SA	44,035	1,029,875
SCOR SE	2,423	83,343
Societe Generale SA	166,161	8,703,942
STMicroelectronics NV	277,137	2,486,378
Thales SA	13,592	822,164
Vallourec SA	23,206	1,039,234
Vivendi SA	483,457	11,829,901
Total		150,033,717
Germany 8.3%
Allianz SE, Registered Shares	106,290	17,712,574
Bayerische Motoren Werke AG	107,716	13,661,038
Celesio AG(a)	18,214	648,451
Commerzbank AG(a)	372,061	5,848,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Daimler AG, Registered Shares	360,521	33,766,447
Deutsche Bank AG, Registered Shares	263,800	9,281,584
Deutsche Lufthansa AG, Registered Shares	114,947	2,467,985
Deutsche Telekom AG, Registered Shares	184,805	3,239,085
E.ON SE	522,106	10,780,992
Fraport AG Frankfurt Airport Services Worldwide	1,744	123,224
Hannover Rueckversicherung AG	794	71,550
HeidelbergCement AG	72,789	6,212,431
K+S AG	45,424	1,493,711
Metro AG(a)	10,843	472,590
Muenchener Rueckversicherungs AG, Registered Shares	29,363	6,509,475
RWE AG	204,375	8,777,519
Salzgitter AG	4,503	189,542
Talanx AG	1,760	61,695
Telefonica Deutschland Holding AG(b)	7,056	58,348
Volkswagen AG	12,160	3,143,651
Total		124,520,530
Hong Kong 2.2%
Cathay Pacific Airways Ltd.	432,000	807,332
Cheung Kong Holdings Ltd.	49,000	869,341
FIH Mobile Ltd.(a)	398,000	252,901
Hang Lung Group Ltd.	72,000	389,768
Henderson Land Development Co., Ltd.	562,306	3,290,944
Hongkong & Shanghai Hotels (The)	122,750	174,850
Hopewell Holdings Ltd.	227,000	790,864
Hutchison Whampoa Ltd.	641,000	8,766,678
Kerry Logistics Network Ltd.	59,000	93,174
Kerry Properties Ltd.	149,000	520,813
MTR Corp.	126,500	487,165
New World Development Co., Ltd.	3,005,930	3,421,939
NWS Holdings Ltd.	32,929	61,096
Orient Overseas International Ltd.	92,000	450,446
Shangri-La Asia Ltd.	198,000	310,243
Sino Land Co., Ltd.	302,171	497,410
Sun Hung Kai Properties Ltd.	385,476	5,289,505
Swire Pacific Ltd., Class A	228,500	2,812,454
Wharf Holdings Ltd.	345,000	2,484,282

Common Stocks (continued)

Issuer	Shares	Value ($)
Wheelock & Co., Ltd.	470,000	1,962,070
Yue Yuen Industrial Holdings Ltd.	14,500	48,516
Total		33,781,791
Ireland 0.1%
Bank of Ireland(a)	1,274,797	431,158
Bank of Ireland, ADR(a)	27,096	376,635
Total		807,793
Israel 0.4%
Bank Hapoalim BM	561,883	3,248,655
Bank Leumi Le-Israel BM(a)	435,829	1,700,641
Israel Discount Bank Ltd., Class A(a)	661,359	1,120,928
Mizrahi Tefahot Bank Ltd.	16,177	209,219
Total		6,279,443
Italy 1.6%
Banca Monte dei Paschi di Siena SpA(a)	989,536	1,917,285
Banco Popolare SC(a)	29,803	490,935
Intesa Sanpaolo SpA	1,491,480	4,607,393
Mediaset SpA(a)	111,120	541,678
Telecom Italia SpA(a)	4,606,798	5,834,983
UniCredit SpA	837,163	7,009,793
Unione di Banche Italiane SCPA	386,590	3,345,541
Total		23,747,608
Japan 21.5%
77 Bank Ltd. (The)	154,000	812,328
Aeon Co., Ltd.	375,800	4,624,534
Aisin Seiki Co., Ltd.	67,000	2,667,000
Alfresa Holdings Corp.	18,500	1,192,746
Amada Co., Ltd.	162,000	1,650,116
Aoyama Trading Co., Ltd.	2,700	73,940
Asahi Glass Co., Ltd.	587,000	3,460,768
Asahi Kasei Corp.	554,000	4,241,159
Autobacs Seven Co., Ltd.	31,500	528,598
Azbil Corp.	200	5,122
Bank of Kyoto Ltd. (The)	115,000	1,046,534
Bank of Yokohama Ltd. (The)	434,000	2,499,407
Calsonic Kansei Corp.	32,000	213,541
Canon Marketing Japan, Inc.	21,000	394,190
Chiba Bank Ltd. (The)	267,000	1,885,799

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Chugoku Bank Ltd. (The)	51,000	784,442
Citizen Holdings Co., Ltd.	109,300	858,312
Coca-Cola West Co., Ltd.	25,500	439,742
COMSYS Holdings Corp.	31,600	587,529
Cosmo Oil Company Ltd.	256,000	549,056
Dai Nippon Printing Co., Ltd.	283,000	2,956,773
Daicel Corp.	50,000	478,064
Daido Steel Co., Ltd.	78,000	399,107
Denki Kagaku Kogyo KK	160,000	614,749
Fuji Media Holdings, Inc.	11,100	193,028
FUJIFILM Holdings Corp.	179,100	4,998,789
Fujitsu Ltd.	20,000	149,857
Fukuoka Financial Group, Inc.	326,000	1,574,601
Fukuyama Transporting Co., Ltd.	56,000	322,286
Furukawa Electric Co., Ltd.	342,000	726,402
Glory Ltd.	6,000	195,694
Gunma Bank Ltd. (The)	114,000	674,500
H2O Retailing Corp.	27,000	209,330
Hachijuni Bank Ltd. (The)	126,000	780,214
Hakuhodo DY Holdings, Inc.	5,900	58,636
Hankyu Hanshin Holdings, Inc.	320,000	1,827,085
Hiroshima Bank Ltd. (The)	105,000	501,859
Hitachi Chemical Co., Ltd.	35,700	591,060
Hitachi Construction Machine Co., Ltd.	31,000	618,766
Hitachi Transport System Ltd	13,300	207,513
Hokuhoku Financial Group, Inc.	284,000	605,765
Honda Motor Co., Ltd.	249,600	8,709,734
House Foods Group, Inc.	28,700	537,870
Ibiden Co., Ltd.	57,400	1,158,020
Idemitsu Kosan Co., Ltd.	48,000	1,042,306
Inpex Corp.	201,900	3,071,343
Isetan Mitsukoshi Holdings Ltd.	156,200	2,035,265
ITOCHU Corp.	436,100	5,598,559
Iyo Bank Ltd. (The)	77,600	784,903
J Front Retailing Co., Ltd.	229,000	1,607,813
JFE Holdings, Inc.	198,200	4,099,610
Joyo Bank Ltd. (The)	105,000	560,115
JTEKT Corp.	46,600	786,276
JX Holdings, Inc.	895,000	4,789,347

Common Stocks (continued)

Issuer	Shares	Value ($)
K's Holdings Corp.	12,600	365,804
Kajima Corp.	43,000	190,201
Kamigumi Co., Ltd.	103,000	948,136
Kaneka Corp.	135,000	845,253
Kawasaki Kisen Kaisha Ltd.	384,000	804,222
Kewpie Corp.	16,000	260,489
Kinden Corp.	59,000	574,120
Kirin Holdings Co., Ltd.	15,000	216,582
Kobe Steel Ltd.	1,604,000	2,412,350
Konica Minolta, Inc.	264,900	2,618,296
Kuraray Co., Ltd.	126,400	1,603,158
Kyocera Corp.	121,200	5,755,037
Kyowa Hakko Kirin Co., Ltd.	92,000	1,246,456
Lintec Corp.	1,100	22,128
Marubeni Corp.	338,000	2,473,814
Marui Group Co., Ltd.	93,200	895,439
Medipal Holdings Corp.	68,500	971,180
MEIJI Holdings Co., Ltd.	26,600	1,763,508
Mitsubishi Chemical Holdings Corp.	760,300	3,371,965
Mitsubishi Corp.	465,200	9,682,871
Mitsubishi Gas Chemical Co., Inc.	156,000	998,971
Mitsubishi Logistics Corp.	4,000	59,947
Mitsubishi Materials Corp.	473,000	1,659,392
Mitsubishi Tanabe Pharma Corp.	98,700	1,477,447
Mitsubishi UFJ Financial Group, Inc.	4,436,500	27,234,419
Mitsui & Co., Ltd.	761,100	12,201,679
Mitsui Chemicals, Inc.	434,000	1,187,473
Mitsui Engineer & Shipbuild Co., Ltd.	3,000	6,737
Mitsui OSK Lines Ltd.	562,000	2,093,718
Mizuho Financial Group, Inc.	6,640,400	13,649,376
MS&AD Insurance Group Holdings, Inc.	94,500	2,283,956
Nagase & Co., Ltd.	46,400	600,622
NEC Corp.	1,244,000	3,970,236
NH Foods Ltd.	78,000	1,522,886
NHK Spring Co., Ltd.	31,400	294,677
Nippo Corp.	11,000	185,349
Nippon Electric Glass Co., Ltd.	156,000	909,148
Nippon Express Co., Ltd.	500,000	2,425,131
Nippon Paper Industries Co., Ltd.	49,100	923,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Nippon Shokubai Co., Ltd.	42,000	564,541
Nippon Steel & Sumitomo Metal Corp.	2,501,000	8,011,983
Nippon Television Holdings, Inc.	19,300	334,683
Nippon Yusen KK	930,000	2,682,658
Nishi-Nippon City Bank Ltd. (The)	175,000	430,282
Nissan Motor Co., Ltd.	815,200	7,719,503
Nissan Shatai Co., Ltd.	7,300	123,745
Nisshin Seifun Group, Inc.	91,850	1,097,298
Nisshin Steel Co., Ltd	14,400	190,335
Nisshinbo Holdings, Inc.	61,000	611,710
NKSJ Holdings, Inc.	51,000	1,374,201
NOK Corp.	39,400	792,225
NTN Corp.	245,000	1,071,719
NTT DoCoMo, Inc.	412,200	7,036,587
NTT DoCoMo, Inc., ADR	4,034	68,941
Obayashi Corp.	278,000	1,985,494
Oji Holdings Corp.	403,000	1,658,350
Otsuka Holdings Co., Ltd.	33,800	1,048,142
Pola Orbis Holdings, Inc.	4,000	161,542
Resona Holdings, Inc.	270,800	1,578,042
Ricoh Co., Ltd.	426,600	5,084,492
Rohm Co., Ltd.	41,400	2,374,494
Sankyo Co., Ltd.	15,700	603,934
SBI Holdings, Inc.	54,000	661,801
Seino Holdings Corp.	62,000	704,176
Sekisui House Ltd.	299,600	4,111,258
Shiga Bank Ltd. (The)	35,000	210,817
Shimizu Corp.	140,000	992,122
Shizuoka Bank Ltd. (The)	78,000	843,736
Showa Denko KK	502,000	714,261
Showa Shell Sekiyu KK	29,100	330,780
SKY Perfect JSAT Holdings, Inc.	97,500	571,725
Sojitz Corp.	524,100	926,835
Sony Corp.	487,800	8,151,387
Sumitomo Chemical Co., Ltd.	838,000	3,167,801
Sumitomo Corp.	435,400	5,874,919
Sumitomo Electric Industries Ltd.	312,200	4,394,987
Sumitomo Forestry Co., Ltd.	71,400	871,768
Sumitomo Heavy Industries Ltd.	249,000	1,185,230

Common Stocks (continued)

Issuer	Shares	Value ($)
Sumitomo Metal Mining Co., Ltd.	157,000	2,562,548
Sumitomo Mitsui Financial Group, Inc.	422,300	17,718,409
Sumitomo Mitsui Trust Holdings, Inc.	186,000	850,112
Sumitomo Rubber Industries Ltd.	17,300	250,046
Suzuken Co., Ltd.	28,400	1,057,927
Suzuki Motor Corp.	63,400	1,988,958
T&D Holdings, Inc.	148,000	2,013,031
Taisei Corp.	9,000	49,879
Takashimaya Co., Ltd.	110,000	1,068,379
Takata Corp.	6,900	148,441
TDK Corp.	69,000	3,239,599
Teijin Ltd.	427,000	1,071,670
The Dai-ichi Life Insurance Co., Ltd.	86,500	1,289,078
Toho Holdings Co., Ltd.	6,700	135,154
Tokai Rika Co., Ltd.	18,900	379,680
Tokio Marine Holdings, Inc.	70,900	2,333,585
Tokyo Broadcasting System Holdings, Inc.	15,300	187,665
Toppan Printing Co Ltd	238,000	1,840,280
Tosoh Corp.	131,000	635,371
Toyo Seikan Group Holdings Ltd.	65,700	1,010,013
Toyoda Gosei Co., Ltd.	13,700	284,783
Toyota Boshoku Corp.	13,600	143,940
Toyota Tsusho Corp.	93,200	2,681,969
Ube Industries Ltd.	267,000	464,433
UNY Group Holdings Co., Ltd.	89,400	560,549
Ushio, Inc.	25,000	322,165
Wacoal Holdings Corp.	45,000	488,743
Yamada Denki Co., Ltd.	391,900	1,397,024
Yamaguchi Financial Group, Inc.	82,000	864,771
Yamaha Corp.	65,600	1,037,177
Yamato Kogyo Co., Ltd.	12,900	378,689
Yamazaki Baking Co., Ltd	43,000	537,084
Total		321,995,356
Mongolia —%
Turquoise Hill Resources Ltd.(a)	47,296	158,237
Netherlands 2.7%
Aegon NV	918,304	8,014,884
Akzo Nobel NV	53,222	3,990,010
ING Groep NV-CVA(a)	1,375,296	19,321,562

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Koninklijke Ahold NV	161,354	3,029,116
Koninklijke DSM NV	72,450	5,276,757
Koninklijke KPN NV(a)	57,181	208,351
Total		39,840,680
New Zealand —%
Auckland International Airport Ltd.	39,807	135,914
Contact Energy Ltd.	60,787	282,329
Fletcher Building Ltd.	31,442	242,385
Total		660,628
Norway 0.9%
DNB ASA	376,574	6,888,268
Norsk Hydro ASA	419,043	2,242,830
Orkla ASA	14,398	128,280
Petroleum Geo-Services ASA	16,305	172,783
SpareBank 1 SR Bank ASA	1,044	10,170
Stolt-Nielsen Ltd.	3,206	78,401
Storebrand ASA(a)	71,795	404,164
Subsea 7 SA	80,532	1,501,970
Wilh Wilhelmsen ASA	6,100	52,210
Yara International ASA	27,051	1,355,229
Total		12,834,305
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a)	533,756	439,985
EDP Renovaveis SA	83,813	624,093
Total		1,064,078
Singapore 0.9%
CapitaLand Ltd.	1,107,000	2,842,829
City Developments Ltd.	7,000	57,508
DBS Group Holdings Ltd.	877	11,795
Golden Agri-Resources Ltd.	3,841,000	1,713,042
Hutchison Port Holdings Trust	595,000	428,505
Keppel Land Ltd.	358,000	971,083
Neptune Orient Lines Ltd.(a)	375,000	285,909
Noble Group Ltd.	1,996,000	2,196,986
OUE Ltd.	150,000	292,447
Singapore Airlines Ltd.	306,000	2,546,529
United Industrial Corp., Ltd.	20,000	53,573
UOL Group Ltd.	45,189	236,539

Common Stocks (continued)

Issuer	Shares	Value ($)
Venture Corp., Ltd.	38,000	235,975
Wilmar International Ltd.	624,000	1,597,352
Total		13,470,072
Spain 2.0%
Acciona SA	10,232	915,178
Banco de Sabadell SA	1,778,982	6,070,414
Banco Popular Espanol SA	364,584	2,436,218
Banco Santander SA	222,659	2,326,288
CaixaBank	3,628	22,390
CaixaBank SA	315,676	1,948,174
Iberdrola SA	1,571,279	12,012,119
Repsol SA	167,398	4,414,741
Total		30,145,522
Sweden 2.9%
Boliden AB	140,490	2,038,525
Meda AB, Class A	77,757	1,351,122
Nordea Bank AB	906,586	12,795,094
Saab AB, Class B	82,657	2,539,752
Skandinaviska Enskilda Banken AB	9,980	129,202
Skandinaviska Enskilda Banken AB, Class A	567,563	7,585,572
SSAB AB, Class A(a)	52,196	485,513
SSAB AB, Class B(a)	24,533	201,579
Svenska Cellulosa AB SCA, Class A	21,080	548,332
Svenska Cellulosa AB, Class B	131,288	3,420,949
Swedbank AB, Class A	105,541	2,799,031
Tele2 AB, Class B	12,407	146,138
Telefonaktiebolaget LM Ericsson	1,702	19,576
Telefonaktiebolaget LM Ericsson, Class B	663,180	8,014,875
TeliaSonera AB	151,110	1,103,887
Total		43,179,147
Switzerland 8.9%
Adecco SA, Registered Shares	73,453	6,046,537
Alpiq Holding AG, Registered Shares	673	77,485
Aryzta AG	38,360	3,633,559
Baloise Holding AG, Registered Shares	14,912	1,757,221
Clariant AG, Registered Shares	94,628	1,852,438
Credit Suisse Group AG, Registered Shares	507,267	14,506,418

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Givaudan SA	42	70,047
Glencore PLC	1,200,830	6,690,379
Holcim Ltd., Registered Shares	108,862	9,569,004
Lonza Group AG, Registered Shares	13,776	1,499,080
Novartis AG, Registered Shares	444,784	40,275,322
Sulzer AG, Registered Shares	9,127	1,280,332
Swatch Group AG (The), Registered Shares	2,649	294,234
Swiss Life Holding AG, Registered Shares	9,366	2,221,098
Swiss Re AG	211,948	18,857,349
UBS AG, Registered Shares	642,628	11,790,209
Zurich Insurance Group AG	42,033	12,669,622
Total		133,090,334
United Kingdom 15.4%
Anglo American PLC	476,082	11,651,163
Aviva PLC	202,460	1,768,832
Barclays PLC	3,490,379	12,711,468
Barclays PLC ADR	32,674	477,367
Barratt Developments PLC	23,833	152,424
BP PLC	5,132,339	45,226,159
BP PLC, ADR	331,015	17,461,041
Carnival PLC, ADR	76,164	2,890,424
Friends Life Group Ldt.	530,892	2,864,716
HSBC Holdings PLC, ADR	816,108	41,458,286
International Consolidated Airlines Group SA(a)	248,579	1,576,174
Investec PLC	174,092	1,605,902
J Sainsbury PLC	362,233	1,955,865
Kazakhmys PLC(a)	35,477	184,635
Kingfisher PLC	588,026	3,612,788
Lloyds Banking Group PLC(a)	5,088,617	6,466,179
Old Mutual PLC	765,456	2,589,873

Common Stocks (continued)

Issuer	Shares	Value ($)
Royal Bank of Scotland Group PLC, ADR(a)	363,625	4,105,326
Royal Dutch Shell PLC, ADR	114,701	9,447,921
Royal Dutch Shell PLC, ADR	200,535	17,448,550
Royal Dutch Shell PLC, Class A	666,605	27,602,540
Vedanta Resources PLC	13,780	261,537
Vodafone Group PLC	4,714,618	15,733,763
Vodafone Group PLC, ADR	48,341	1,614,106
Wm Morrison Supermarkets PLC	131,877	413,923
Total		231,280,962
Total Common Stocks (Cost: $1,226,749,364)		1,483,665,943

Rights —%

Spain —%
Banco Popular Espanol SA(a)	364,584	4,992
Repsol SA(a)	167,398	113,922
Total		118,914
Total Rights (Cost: $115,286)		118,914

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	9,984,285	9,984,285
Total Money Market Funds (Cost: $9,984,285)		9,984,285
Total Investments (Cost: $1,236,848,935)		1,493,769,142
Other Assets & Liabilities, Net		4,115,224
Net Assets		1,497,884,366

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $58,348, which represents less than 0.01% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Telefonica Deutschland Holding AG	06/06/2014	55,309

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,042,621	138,497,184	(131,555,520)	9,984,285	2,749	9,984,285

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — DFA International Value Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,274,705	124,549,308	—	144,824,013
Consumer Staples	1,321,670	62,956,272	—	64,277,942
Energy	113,604,012	111,051,300	—	224,655,312
Financials	68,542,965	440,817,800	—	509,360,765
Health Care	—	55,606,889	—	55,606,889
Industrials	—	144,597,198	—	144,597,198
Information Technology	1,736,785	44,452,336	—	46,189,121
Materials	36,048,550	137,776,931	—	173,825,481
Telecommunication Services	1,683,047	60,732,425	—	62,415,472
Utilities	699,861	57,213,889	—	57,913,750
Rights
Energy	—	113,922	—	113,922
Financials	—	4,992	—	4,992
Total Equity Securities	243,911,595	1,239,873,262	—	1,483,784,857
Mutual Funds
Money Market Funds	9,984,285	—	—	9,984,285
Total Mutual Funds	9,984,285	—	—	9,984,285
Total	253,895,880	1,239,873,262	—	1,493,769,142

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 98.8%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.8%
Armor Holding II LLC 1st Lien Term Loan(a)(b) 06/26/20	5.750%	631,453	630,399
DAE Aviation Holdings, Inc. Tranche B-1 Term Loan(a)(b) 11/02/18	5.000%	606,529	611,836
Delos Finance SARL Term Loan(a)(b) 03/06/21	3.500%	2,000,000	1,997,500
Ducommun, Inc. Tranche B-1 Term Loan(a)(b) 06/28/17	4.750%	371,448	373,305
IAP Worldwide Services, Inc. 1st Lien Term Loan(a)(b)(c) 12/31/15	0.000%	3,576,952	1,028,374
IAP Worldwide Services 2nd Lien Term Loan(a)(b)(c) 06/30/16	9.985%	575,000	11,500
Standard Aero Ltd. Tranche B-2 Term Loan(a)(b) 11/02/18	5.000%	274,960	277,366
TransDigm, Inc.(a)(b) Tranche C Term Loan 02/28/20	3.750%	6,944,391	6,918,349
Tranche D Term Loan 06/04/21	3.750%	1,475,000	1,467,625
Total			13,316,254
Automotive 3.8%
ASP HHI Acquisition Co., Inc. Term Loan(a)(b) 10/05/18	5.000%	2,108,591	2,123,098
Affinia Group, Inc. Tranche B-2 Term Loan(a)(b) 04/25/20	4.750%	482,918	487,747
Atlantic Aviation FBO, Inc. Term Loan(a)(b) 06/01/20	3.250%	520,500	519,199
Chrysler Group LLC(a)(b) Tranche B Term Loan 05/24/17	3.500%	4,663,939	4,677,791
12/31/18	3.250%	1,695,750	1,689,747
Cooper-Standard Auto, Inc. Term Loan(a)(b) 04/04/21	4.000%	525,000	524,123
Federal-Mogul Corp. Tranche C Term Loan(a)(b) 04/15/21	4.750%	3,200,000	3,202,016

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b) 04/30/19	4.750%	8,375,000	8,416,875
Metaldyne LLC Term Loan(a)(b) 12/18/18	4.250%	318,608	320,004
Schaeffler Finance BV Tranche E Term Loan(a)(b) 05/15/20	3.750%	875,000	878,097
Tower Automotive Holdings U.S.A. LLC Term Loan(a)(b) 04/23/20	4.000%	767,274	764,159
Veyance Technologies, Inc. Term Loan(a)(b) 09/08/17	5.250%	3,146,729	3,147,673
Visteon Corp. Term Loan(a)(b) 04/09/21	3.500%	875,000	868,219
Total			27,618,748
Banking 0.7%
Clipper Acquisitions Corp. Term B Loan(a)(b) 02/06/20	3.000%	1,972,569	1,955,309
Hamilton Lane Advisors LLC Term Loan(a)(b) 02/28/18	4.000%	612,266	612,266
Home Loan Servicing Solutions Ltd. Term Loan(a)(b) 06/26/20	4.500%	1,014,750	1,019,824
NXT Capital LLC Term Loan(a)(b) 08/30/19	5.511%	794,623	798,596
Sheridan Investment Partners II LP Term Loan(a)(b) 12/16/20	4.250%	563,923	563,923
Sheridan Production Partners II-A LP Term Loan(a)(b) 12/16/20	4.250%	78,446	78,446
Sheridan Production Partners II-M LP Term Loan(a)(b) 12/16/20	4.250%	29,256	29,256
Total			5,057,620
Brokerage/Asset Managers/Exchanges 1.6%
LPL Holdings, Inc. Tranche B Term Loan(a)(b) 03/29/19	3.250%	715,938	713,253

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Nuveen Investments, Inc. 1st Lien Tranche B Term Loan(a)(b) 05/13/17	4.150%	6,825,000	6,833,531
RCS Capital Corp. 1st Lien Term Loan(a)(b) 04/29/19	6.500%	850,000	867,357
USI, Inc. Term Loan(a)(b) 12/27/19	4.250%	2,219,484	2,220,882
Walter Investment Management Corp. Tranche B Term Loan(a)(b) 12/13/20	3.996%	1,324,264	1,307,989
Total			11,943,012
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc. Tranche B Term Loan(a)(b) 04/16/20	3.500%	1,215,812	1,211,630
CPG International, Inc. Term Loan(a)(b) 09/30/20	4.750%	521,063	521,933
Total			1,733,563
Cable and Satellite 4.1%
Cequel Communications LLC Term Loan(a)(b) 02/14/19	3.500%	3,855,732	3,854,537
Charter Communications Operating LLC(a)(b) Tranche E Term Loan 07/01/20	3.000%	1,336,500	1,315,156
Tranche F Term Loan 01/03/21	3.000%	1,616,888	1,591,293
MCC Georgia LLC(a)(b)(d) Term Loan 06/18/21	3.750%	400,000	399,000
06/18/21	3.750%	725,000	725,602
MCC Iowa LLC Tranche H Term Loan(a)(b) 01/29/21	3.250%	940,500	930,804
Mediacom Illinois LLC Tranche E Term Loan(a)(b) 10/23/17	3.130%	4,802,406	4,796,403
Numericable Group SA(a)(b) Tranche B-1 Term Loan 05/21/20	4.500%	978,481	984,136
Tranche B-2 Term Loan 05/21/20	4.500%	846,519	851,412
TWCC Holding Corp.(a)(b) 2nd Lien Term Loan 06/26/20	7.000%	700,000	693,217

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Term Loan 02/13/17	3.500%	1,939,281	1,920,373
UPC Financing Partnership Tranche AH Term Loan(a)(b) 06/30/21	3.250%	4,078,393	4,046,296
Virgin Media Investment Holdings Ltd. Tranche B Term Loan(a)(b) 06/07/20	3.500%	5,825,000	5,804,962
Ziggo BV(a)(b) Tranche B-1 Term Loan 01/15/22	3.250%	681,255	672,896
Tranche B-2 Term Loan 01/15/22	3.089%	427,341	422,097
Ziggo BV(a)(b)(d) Tranche B-1 Term Loan 01/15/22	3.500%	39,830	39,341
Tranche B-3 Term Loan 01/15/22	3.500%	764,234	754,857
Ziggo BV(a)(b)(d)(e) Tranche B-2 Term Loan 01/15/22	3.500%	37,340	36,882
Total			29,839,264
Chemicals 4.6%
AZ Chem U.S., Inc. 1st Lien Term Loan(a)(b) 06/11/21	4.500%	566,335	571,172
Allnex & Cy SCA Tranche B-1 Term Loan(a)(b) 10/03/19	4.500%	277,002	277,811
Allnex U.S.A, Inc. Tranche B-2 Term Loan(a)(b) 10/03/19	4.500%	143,723	144,143
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(a)(b) 02/01/20	4.000%	4,702,500	4,699,773
Chemtura Corp. Term Loan(a)(b) 08/29/16	3.500%	296,866	296,990
Emerald Performance Materials LLC 1st Lien Term Loan(a)(b) 05/18/18	6.750%	759,503	759,503
Huntsman International LLC Tranche B2 Term Loan(a)(b)(d) 06/01/21	3.750%	1,725,000	1,724,137
Husky Injection Molding Systems Ltd. Term Loan(a)(b)(d) 06/30/21	0.000%	2,250,000	2,238,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
INEOS U.S. Finance LLC Term Loan(a)(b) 05/04/18	3.750%	7,992,432	7,969,494
Kronos Worldwide, Inc. Term Loan(a)(b) 02/18/20	4.750%	249,375	251,714
MacDermid, Inc. 1st Lien Tranche B Term Loan(a)(b) 06/07/20	4.000%	717,750	717,571
Minerals Technologies, Inc. Term Loan(a)(b) 05/07/21	4.000%	1,625,000	1,631,094
Momentive Performance Materials, Inc. Debtor in Possession Term Loan(a)(b)(f) 04/15/15	4.000%	200,000	200,376
Omnova Solutions, Inc. Tranche B-1 Term Loan(a)(b) 05/31/18	4.250%	2,388,375	2,388,375
Oxea Finance & Cy SCA 1st Lien Tranche B2 Term Loan(a)(b) 01/15/20	4.250%	671,625	672,465
PQ Corp. Term Loan(a)(b) 08/07/17	4.000%	1,058,875	1,061,522
Taminco Global Chemical Corp. Tranche B-3 Term Loan(a)(b) 02/15/19	3.250%	439,948	436,648
Tata Chemicals North America Term Loan(a)(b) 08/07/20	3.750%	1,064,250	1,060,259
Tronox Pigments BV Term Loan(a)(b) 03/19/20	4.000%	2,890,889	2,895,225
Univar, Inc. Tranche B Term Loan(a)(b) 06/30/17	5.000%	2,838,103	2,848,746
W.R. Grace & Co.(a)(b) Term Loan 02/03/21	3.000%	459,375	458,112
W.R. Grace & Co.(a)(b)(d)(e) Delayed Draw Term Loan 02/03/21	1.000%	164,474	164,021
Total			33,467,901
Construction Machinery 0.6%
Brock Holdings III, Inc. 1st Lien Term Loan(a)(b) 03/16/17	6.000%	2,060,142	2,062,718

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CPM Acquisition Corp. 1st Lien Term Loan(a)(b) 08/29/17	6.250%	496,377	498,446
Doosan Infracore International, Inc. Tranche B Term Loan(a)(b) 05/28/21	4.500%	900,000	906,750
IES Global BV Term Loan(a)(b) 08/16/19	6.750%	650,345	656,849
Terex Corp. Term Loan(a)(b) 04/28/17	3.500%	592,301	594,771
Total			4,719,534
Consumer Cyclical Services 4.7%
Acosta, Inc. Tranche B Term Loan(a)(b) 03/02/18	4.250%	5,729,016	5,751,932
Brickman Group Ltd. LLC (The) 1st Lien Term Loan(a)(b) 12/18/20	4.000%	671,625	664,566
Bright Horizons Family Solutions LLC/Inc. Tranche B Term Loan(a)(b) 01/30/20	3.750%	2,511,750	2,509,665
GXS Group, Inc. Tranche B Term Loan(a)(b) 01/16/21	3.250%	771,125	770,485
Garda World Security Corp.(a)(b) Tranche B Delayed Draw Term Loan 11/06/20	4.000%	91,208	91,056
Tranche B Term Loan 11/06/20	4.000%	356,542	355,946
IG Investments Holdings LLC 1st Lien Tranche B Term Loan(a)(b) 10/31/19	5.250%	1,310,280	1,314,643
KAR Auction Services, Inc. Tranche B-2 Term Loan(a)(b) 03/11/21	3.500%	3,005,614	2,998,100
Monitronics International, Inc. Tranche B Term Loan(a)(b) 03/23/18	4.250%	321,734	322,236
RGIS Services LLC Tranche C Term Loan(a)(b) 10/18/17	5.500%	2,828,100	2,831,635
ServiceMaster Co. (The)(a)(b) Term Loan 06/16/2021	4.250%	1,925,000	1,905,750
Tranche B Term Loan 01/31/17	4.512%	987,405	986,793
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche C Term Loan 01/31/17	4.250%	2,142,375	2,140,083
U.S. Security Associates Holdings, Inc.(a)(b) Delayed Draw Term Loan 07/28/17	6.000%	131,449	131,614
Tranche B Term Loan 07/28/17	6.000%	671,541	672,380
Wash MultiFamily Laundry Systems LLC Term Loan(a)(b) 02/21/19	4.500%	271,563	271,563
Weight Watchers International, Inc. Tranche B-2 Term Loan(a)(b) 04/02/20	4.000%	6,097,812	4,828,187
West Corp. Tranche B-10 Term Loan(a)(b) 06/30/18	3.250%	5,427,282	5,390,648
Total			33,937,282
Consumer Products 2.5%
Bombardier Recreational Products, Inc. Term B Loan(a)(b) 01/30/19	4.000%	3,073,714	3,074,575
Fender Musical Instruments Corp. Term Loan(a)(b) 04/03/19	5.750%	422,750	425,921
Libbey Glass, Inc. Term Loan(a)(b) 04/09/21	3.750%	325,000	324,594
NBTY, Inc. Tranche B2 Term Loan(a)(b) 10/01/17	3.500%	3,654,186	3,654,186
Party City Holdings, Inc. Term Loan(a)(b) 07/27/19	4.000%	1,255,939	1,247,499
Polarpak, Inc. Term Loan(a)(b) 06/07/20	4.500%	234,307	234,307
Prestige Brands, Inc. Tranche B-1 Term Loan(a)(b) 01/31/19	3.750%	250,474	250,681
Revlon Consumer Products Corp. Term Loan(a)(b) 10/08/19	4.000%	1,069,625	1,070,160
Serta Simmons Holdings LLC Term Loan(a)(b) 10/01/19	4.250%	2,666,398	2,670,717
Spectrum Brands, Inc. Tranche C Term Loan(a)(b) 09/04/19	3.500%	967,687	967,281

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sun Products Corp. (The) Tranche B Term Loan(a)(b) 03/23/20	5.500%	2,053,123	2,010,788
Visant Corp. Tranche B Term Loan(a)(b) 12/22/16	5.250%	2,197,360	2,186,922
WNA Holdings, Inc. Term Loan(a)(b) 06/07/20	4.500%	121,834	121,834
Total			18,239,465
Diversified Manufacturing 2.8%
Accudyne Industries LLC Term Loan(a)(b) 12/13/19	4.000%	2,729,300	2,720,539
Allflex Holdings III, Inc. 1st Lien Term Loan(a)(b) 07/17/20	4.250%	620,313	620,443
Ameriforge Group, Inc. 1st Lien Term Loan(a)(b) 12/19/19	5.000%	1,042,269	1,050,086
Apex Tool Group LLC Term Loan(a)(b) 01/31/20	4.500%	691,250	682,395
BakerCorp International, Inc. Term Loan(a)(b) 02/07/20	4.250%	1,271,336	1,251,478
Custom Sensors & Technologies, Inc. Term Loan(a)(b)(d) 06/19/21	4.500%	275,000	276,375
Entegris, Inc. Tranche B Term Loan(a)(b) 04/30/21	3.500%	400,000	396,752
Faenza Germany GmbH Holdings(a)(b) Tranche B-1 Term Loan 08/28/20	4.250%	299,546	300,669
Tranche B-2 Term Loan 08/28/20	4.250%	29,686	29,798
Tranche B-3 Term Loan 08/28/20	4.250%	90,802	91,143
Filtration Group Corp. 1st Lien Term Loan(a)(b) 11/20/20	4.500%	223,875	225,330
Gardner Denver, Inc. Term Loan(a)(b) 07/30/20	4.250%	1,687,250	1,685,867
Gates Global, Inc.(a)(b) Term Loan 06/04/2021	4.250%	1,225,000	1,212,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Grede Holdings LLC Term Loan(a)(b) 06/02/21	4.750%	700,000	702,625
Milacron LLC Term Loan(a)(b) 03/28/20	4.000%	519,698	519,698
Pelican Products, Inc. 1st Lien Term Loan(a)(b) 04/10/20	5.250%	750,450	755,140
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b) 08/21/20	4.000%	4,168,500	4,162,247
STS Operating, Inc. Term Loan(a)(b) 02/12/21	4.750%	249,375	250,310
Spin Holdco, Inc. 1st Lien Term Loan(a)(b) 11/14/19	4.250%	1,961,394	1,961,747
Tomkins LLC/Inc. Tranche B-2 Term Loan(a)(b) 09/29/16	3.850%	1,157,185	1,157,659
Total			20,053,051
Electric 1.8%
Calpine Construction Finance Co. LP(a)(b) Tranche B-1 Term Loan 05/03/20	3.000%	990,000	971,022
Tranche B-2 Term Loan 01/31/22	3.250%	843,876	835,226
Calpine Corp.(a)(b) Term Loan 04/01/18	4.000%	1,067,000	1,069,998
04/01/18	4.000%	2,055,325	2,061,101
Dynegy, Inc. Tranche B-2 Term Loan(a)(b) 04/23/20	4.000%	929,077	930,963
EFS Cogen Holdings I LLC Tranche B Term Loan(a)(b) 12/17/20	3.750%	459,311	460,078
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Term Loan(a)(b) 06/19/16	4.250%	1,400,000	1,408,498
EquiPower Resources Holdings LLC 1st Lien Tranche C Term Loan(a)(b) 12/31/19	4.250%	544,502	547,567
Generac Power Systems, Inc. Tranche B Term Loan(a)(b) 05/29/20	3.250%	2,407,125	2,387,868

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
La Frontera Generation LLC Term Loan(a)(b) 09/30/20	4.500%	580,707	582,449
Raven Power Finance LLC Term Loan(a)(b) 12/19/20	6.500%	1,068,743	1,068,743
Texas Competitive Electric Holdings Co. LLC(a)(b)(d)(f) Debtor in Possession Delayed Draw Term Loan 05/05/16	0.000%	272,277	273,639
Texas Competitive Electric Holdings Co. LLC(a)(b)(f) Debtor in Possession Delayed Draw Term Loan 05/05/16	3.750%	352,723	354,486
Total			12,951,638
Environmental 1.1%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan(a)(b) 10/09/19	3.750%	4,828,969	4,802,651
EWT Holdings III Corp. 1st Lien Term Loan(a)(b) 01/15/21	4.750%	323,375	323,643
EnergySolutions LLC Term Loan(a)(b) 05/29/20	6.750%	700,000	707,000
Tervita Corp. Term Loan(a)(b) 05/15/18	6.250%	2,495,912	2,503,201
Total			8,336,495
Finance Companies 0.2%
Ocwen Loan Servicing Term Loan(a)(b) 02/15/18	5.000%	1,160,312	1,166,601
Food and Beverage 3.8%
ARAMARK Corp.(a)(b) 2nd Letter of Credit 07/26/16	3.655%	52,186	51,925
3rd Letter of Credit 07/26/16	3.655%	286,407	284,975
AdvancePierre Foods, Inc. 1st Lien Term Loan(a)(b) 07/10/17	5.750%	1,182,000	1,181,504
Arysta LifeScience SPC LLC 1st Lien Term Loan(a)(b) 05/29/20	4.500%	2,227,498	2,230,282
Big Heart Pet Brands Term Loan(a)(b) 03/09/20	3.500%	4,178,292	4,140,437

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CSM Bakery Supplies LLC 1st Lien Term Loan(a)(b) 07/03/20	4.750%	992,500	996,222
Centerplate, Inc. Tranche A Term Loan(a)(b) 11/26/19	4.750%	395,758	396,376
Clearwater Seafoods LP Tranche B Term Loan(a)(b) 06/26/19	4.750%	445,500	448,841
Darling International, Inc. Tranche B Term Loan(a)(b) 01/06/21	3.250%	573,562	573,562
Del Monte Foods, Inc. 1st Lien Term Loan(a)(b) 02/18/21	4.250%	598,500	594,885
Diamond Foods, Inc. Term Loan(a)(b) 08/20/18	4.250%	1,147,125	1,145,680
Dole Food Co., Inc. Tranche B Term Loan(a)(b) 11/01/18	4.500%	1,358,959	1,360,086
High Liner Foods, Inc. Term Loan(a)(b) 04/24/21	4.250%	698,250	698,250
JBS U.S.A. LLC(a)(b) Term Loan 09/18/20	3.750%	1,364,688	1,358,437
Term Loan 05/25/18	3.750%	5,712,728	5,698,446
Post Holdings, Inc. Tranche A Term Loan(a)(b) 06/02/21	3.750%	450,000	453,456
U.S. Foods, Inc. Term Loan(a)(b) 03/31/19	4.500%	6,311,250	6,318,003
Total			27,931,367
Gaming 1.6%
Affinity Gaming LLC Term Loan(a)(b) 11/09/17	4.250%	479,706	478,905
Bally Technologies, Inc. Tranche B Term Loan(a)(b) 11/25/20	4.250%	897,195	900,559
Boyd Gaming Corp. Term B Loan(a)(b) 08/14/20	4.000%	435,500	436,480
Caesars Entertainment Operating Co., Inc. Tranche B-6 Term Loan(a)(b) 01/28/18	5.531%	2,944,674	2,746,291

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CityCenter Holdings LLC Tranche B Term Loan(a)(b) 10/16/20	5.000%	681,948	686,061
Golden Nugget, Inc.(a)(b) Delayed Draw Term Loan 11/21/19	5.500%	111,937	114,036
Term Loan 11/21/19	5.500%	261,187	266,085
Las Vegas Sands LLC Tranche B Term Loan(a)(b) 12/19/20	3.250%	1,542,250	1,541,371
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan(a)(b) 08/13/20	3.750%	767,069	768,342
Scientific Games International, Inc. Term Loan(a)(b) 10/18/20	4.250%	3,457,625	3,418,173
Tropicana Entertainment Inc. Term Loan(a)(b) 11/27/20	4.000%	297,750	297,750
Total			11,654,053
Health Care 8.9%
ATI Holdings, Inc. Term Loan(a)(b) 12/20/19	5.000%	418,625	422,288
Alere, Inc. Tranche B Term Loan(a)(b) 06/30/17	4.250%	5,805,642	5,816,556
Alliance HealthCare Services, Inc. Term Loan(a)(b) 06/03/19	4.250%	1,163,253	1,161,799
BSN Medical Luxembourg Holding, SARL Tranche B-1 Term Loan(a)(b) 08/28/19	4.000%	593,611	593,243
CHS/Community Health Systems, Inc.(a)(b) Tranche D Term Loan 01/27/21	4.250%	5,335,580	5,364,072
Tranche E Term Loan 01/25/17	3.478%	1,236,556	1,239,128
ConvaTec, Inc. Term Loan(a)(b) 12/22/16	4.000%	1,902,940	1,902,141
DJO Finance LLC Tranche B Term Loan(a)(b) 09/15/17	4.250%	2,943,921	2,953,135
DaVita HealthCare Partners, Inc. Tranche B Term Loan(a)(b) 06/24/21	3.500%	2,575,000	2,585,532

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Emdeon, Inc. Tranche B-2 Term Loan(a)(b) 11/02/18	3.750%	1,601,172	1,603,846
Envision Healthcare Corp. Term Loan(a)(b) 05/25/18	4.000%	4,411,889	4,419,610
Gentiva Health Services, Inc. Tranche B Term Loan(a)(b) 10/18/19	6.500%	1,691,500	1,688,337
Grifols Worldwide Operations Ltd. Tranche B Term Loan(a)(b) 02/27/21	3.150%	3,890,250	3,883,637
Hologic, Inc. Tranche B Term Loan(a)(b) 08/01/19	3.250%	1,554,636	1,552,693
IMS Health, Inc. Tranche B Term Loan(a)(b) 03/17/21	3.500%	1,908,986	1,897,055
InVentiv Health, Inc. Term Loan(a)(b) 08/04/16	7.500%	2,007,403	2,012,421
Kindred Healthcare, Inc. Term Loan(a)(b) 04/09/21	4.000%	1,200,000	1,200,504
Kinetic Concepts, Inc. Tranche E-1 Term Loan(a)(b) 05/04/18	4.000%	521,064	521,064
LHP Operations Co. LLC Term Loan(a)(b) 07/03/18	9.000%	935,460	891,026
MedAssets, Inc. Tranche B Term Loan(a)(b) 12/13/19	4.000%	345,958	344,948
Millennium Laboratories LLC Tranche B Term Loan(a)(b) 04/16/21	5.250%	1,700,000	1,715,589
National Mentor Holdings, Inc. Tranche B Term Loan(a)(b) 01/31/21	4.750%	448,875	451,119
Onex Carestream Finance LP 1st Lien Term Loan(a)(b) 06/07/19	5.000%	2,580,100	2,581,391
Opal Acquisition, Inc. Tranche B Term Loan(a)(b) 11/27/20	5.000%	1,318,375	1,320,432
Ortho-Clinical Diagnostics Holdings SARL Term Loan(a)(b) 06/30/21	4.750%	2,550,000	2,569,456

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Quintiles Transnational Corp. Term B-3 Term Loan(a)(b) 06/08/18	3.750%	6,979,443	6,972,464
Radnet Management, Inc. Tranche B Term Loan(a)(b) 10/10/18	4.266%	1,684,674	1,695,203
RegionalCare Hospital Partners, Inc. 1st Lien Term Loan(a)(b) 04/23/19	6.000%	350,000	348,470
Sage Products Holdings III LLC 1st Lien Term Loan(a)(b) 12/13/19	4.250%	398,388	398,886
Select Medical Corp.(a)(b) Tranche B Term Loan 12/20/16	2.991%	375,000	374,531
06/01/18	3.750%	2,025,000	2,022,448
Sheridan Holdings, Inc. 1st Lien Term Loan(a)(b) 06/29/18	4.500%	661,926	661,429
Steward Health Care System LLC Term Loan(a)(b) 04/10/20	6.750%	322,563	317,724
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan(a)(b) 07/03/19	4.250%	273,124	273,892
VWR Funding, Inc. Term Loan(a)(b) 04/03/17	3.400%	969,241	968,999
inVentiv Health, Inc. Tranche B3 Term Loan(a)(b) 05/15/18	7.750%	773,206	771,915
Total			65,496,983
Independent Energy 1.8%
Floatel International Ltd. Term Loan(a)(b)(d) 05/22/20	7.250%	872,812	877,726
MEG Energy Corp. Term Loan(a)(b) 03/31/20	3.750%	9,579,863	9,585,898
Seventy Seven Energy, Inc. Term Loan(a)(b) 06/25/21	3.750%	425,000	426,947
Sheridan Investment Partners I LLC Tranche B-2 Term Loan(a)(b) 10/01/19	4.250%	1,913,200	1,916,395
Sheridan Production Partners I-A LP Tranche B-2 Term Loan(a)(b) 10/01/19	4.250%	253,515	253,938

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sheridan Production Partners I-M LP Tranche B-2 Term Loan(a)(b) 10/01/19	4.250%	154,848	155,107
Total			13,216,011
Leisure 3.6%
AMC Entertainment, Inc. Term Loan(a)(b) 04/30/20	3.500%	2,271,250	2,270,296
Alpha Topco Ltd. Tranche B Term Loan(a)(b) 04/30/19	4.500%	3,357,562	3,362,229
Aufinco Propriety Ltd. Tranche B Term Loan(a)(b) 05/29/20	4.000%	445,500	444,386
Cedar Fair LP Term Loan(a)(b) 03/06/20	3.250%	1,080,532	1,084,573
ClubCorp Club Operations, Inc. Term Loan(a)(b) 07/24/20	4.000%	2,897,016	2,895,219
Equinox Holdings, Inc. 1st Lien Term Loan(a)(b)(d) 02/01/20	4.250%	500,000	500,940
Live Nation Entertainment, Inc. Tranche B-1 Term Loan(a)(b) 08/17/20	3.500%	5,176,967	5,164,025
SRAM LLC 1st Lien Term Loan(a)(b) 04/10/20	4.009%	1,804,014	1,785,974
Seaworld Parks & Entertainment, Inc. Tranche B-2 Term Loan(a)(b) 05/14/20	3.000%	4,696,530	4,626,082
Six Flags Theme Parks, Inc. Tranche B Term Loan(a)(b) 12/20/18	3.501%	633,467	634,854
Town Sports International LLC Term Loan(a)(b) 11/15/20	4.500%	1,044,750	963,782
WMG Acquisitions Corp. Tranche B Term Loan(a)(b) 07/01/20	3.750%	1,937,862	1,905,171
Zuffa LLC Term Loan(a)(b) 02/25/20	3.750%	997,470	997,161
Total			26,634,692

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Life Insurance 0.1%
CNO Financial Group, Inc. Tranche B-2 Term Loan(a)(b) 09/28/18	3.750%	901,581	901,202
Lodging 1.0%
Four Seasons Holdings, Inc. 1st Lien Term Loan(a)(b) 06/29/20	3.500%	669,938	668,544
Hilton Worldwide Financial LLC Term Loan(a)(b) 10/26/20	3.500%	4,947,533	4,937,242
La Quinta Intermediate Holdings LLC Term Loan(a)(b) 04/14/21	4.000%	937,857	938,448
Playa Resorts Holdings Term Loan(a)(b) 08/09/19	4.000%	446,625	447,742
RHP Hotel Properties LP Tranche B Term Loan(a)(b) 01/15/21	3.750%	550,000	552,750
Total			7,544,726
Media and Entertainment 5.1%
Advanstar Communications, Inc. 1st Lien Term Loan(a)(b) 04/29/19	5.500%	740,625	743,869
CBS Outdoor Americas Capital LLC/Corp. Term Loan(a)(b) 01/31/21	3.000%	500,000	498,000
Clear Channel Communications, Inc.(a)(b) Tranche B Term Loan 01/29/16	3.800%	25,608	25,427
Tranche D Term Loan 01/30/19	6.900%	1,470,419	1,462,273
Tranche E Term Loan 07/30/19	7.650%	472,912	473,649
Crown Media Holdings, Inc. Tranche B Term Loan(a)(b) 07/14/18	4.000%	740,295	737,208
Cumulus Media Holdings, Inc. Term Loan(a)(b) 12/23/20	4.250%	3,520,051	3,528,851
Emerald Expositions Holding, Inc. Term Loan(a)(b) 06/17/20	5.500%	927,823	933,334
Entravision Communications Corp. Tranche B Term Loan(a)(b) 05/31/20	3.500%	651,937	645,418

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Extreme Reach, Inc. 1st Lien Term Loan(a)(b) 02/07/20	6.750%	623,437	630,451
Getty Images, Inc. Term Loan(a)(b) 10/18/19	4.750%	6,402,500	6,181,998
Gray Television, Inc. Term Loan(a)(b)(d) 06/10/21	3.750%	225,000	225,880
Intelsat Jackson Holdings Tranche B-2 Term Loan(a)(b) 06/30/19	3.750%	6,125,000	6,130,084
Ion Media Networks, Inc. Term Loan(a)(b) 12/18/20	5.000%	1,243,750	1,248,414
LIN Television Corp. Tranche B Term Loan(a)(b) 12/21/18	4.000%	658,144	658,144
Lodgenet Interactive Corp. Term Loan(a)(b) 03/28/18	6.750%	1,135,549	461,033
McGraw-Hill Global Education Holdings LLC Tranche B Term Loan(a)(b) 03/22/19	5.750%	676,035	687,021
Merrill Communications LLC Term Loan(a)(b) 03/08/18	5.750%	631,549	641,811
Micro Holding LP Term Loan(a)(b) 03/18/19	7.250%	888,750	886,804
Nelson Education Ltd. 1st Lien Term Loan(a)(b) 07/03/14	4.750%	1,327,607	1,096,112
Penton Media, Inc. 1st Lien Tranche B Term Loan(a)(b) 10/03/19	5.500%	496,250	498,979
Raycom TV Broadcasting LLC Tranche B Term Loan(a)(b) 05/31/17	4.250%	945,750	943,386
RentPath, Inc. Tranche B Term Loan(a)(b) 05/29/20	6.250%	990,000	994,950
Sinclair Television Group, Inc. Tranche B Term Loan(a)(b) 04/09/20	3.000%	592,509	584,954
Univision Communications, Inc. 1st Lien Term Loan(a)(b) 03/01/20	4.000%	6,488,487	6,479,663
Total			37,397,713

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Metals 3.9%
Alpha Natural Resources, Inc. Tranche B Term Loan(a)(b) 05/22/20	3.500%	2,740,312	2,645,553
Essar Steel Algoma, Inc. Term Loan(a)(b) 09/19/14	9.250%	957,937	958,416
FMG Resources August 2006 Proprietary Ltd. Term Loan(a)(b) 06/28/19	3.750%	5,453,291	5,455,364
Fairmount Minerals Ltd.(a)(b) Tranche B-1 Term Loan 03/15/17	3.750%	372,188	375,909
Tranche B-2 Term Loan 09/05/19	4.500%	1,811,312	1,827,723
JFB Firth Rixson, Inc. Term Loan(a)(b) 06/30/17	4.250%	295,500	294,637
JMC Steel Group, Inc. Term Loan(a)(b) 04/01/17	4.750%	3,174,387	3,182,323
Murray Energy Corp. Term Loan(a)(b) 12/05/19	5.250%	1,122,187	1,134,812
Neenah Foundry Co. Term Loan(a)(b) 04/26/17	6.750%	427,251	424,760
Novelis, Inc. Term Loan(a)(b) 03/10/17	3.750%	5,451,409	5,454,788
Oxbow Carbon LLC Tranche B Term Loan(a)(b) 07/19/19	4.250%	427,500	427,680
Patriot Coal Corp. Term Loan(a)(b) 12/18/18	9.000%	398,000	392,360
Walter Energy, Inc. Tranche B Term Loan(a)(b) 04/02/18	7.250%	5,059,691	4,885,131
Waupaca Foundry, Inc. Term Loan(a)(b) 06/29/17	4.000%	1,374,134	1,374,134
Total			28,833,590
Midstream 0.3%
Power Buyer LLC(a)(b) 1st Lien Delayed Draw Term Loan 05/06/20	4.250%	14,025	13,710
1st Lien Term Loan 05/06/20	4.250%	264,000	258,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ruby Western Pipeline Holdings LLC Term Loan(a)(b) 03/27/20	3.500%	400,668	400,500
Tallgrass Operations LLC Term Loan(a)(b) 11/13/18	4.250%	1,357,331	1,365,243
Total			2,037,513
Natural Gas 0.3%
Obsidian Holdings LLC Tranche A Term Loan(a)(b) 11/02/15	6.750%	369,571	372,343
Obsidian Natural Gas Trust Term Loan(a)(b) 11/02/15	7.000%	1,874,986	1,889,048
Total			2,261,391
Non-Captive Diversified 0.1%
American Capital Ltd. Tranche B Term Loan(a)(b) 08/22/17	3.500%	656,250	655,430
Oil Field Services 0.3%
Bronco Midstream Funding LLC Term Loan(a)(b) 08/17/20	5.000%	1,535,631	1,547,148
Fieldwood Energy Term Loan(a)(b) 09/28/18	3.875%	868,938	871,475
Total			2,418,623
Other Financial Institutions 1.8%
Altisource Solutions SARL(a)(b) Tranche B Term Loan 12/09/20	4.500%	419,698	418,997
Altisource Solutions SARL(a)(b)(d) Tranche B Term Loan 12/09/20	4.500%	475,000	474,207
American Beacon Advisors, Inc. Term Loan(a)(b) 11/22/19	4.750%	365,404	367,231
Campaign Monitor 1st Lien Term Loan(a)(b) 04/30/21	6.250%	598,500	586,530
Citco III Ltd. Term Loan(a)(b) 06/29/18	4.250%	3,139,137	3,142,087
Corporate Capital Trust, Inc. Tranche B Term Loan(a)(b) 05/20/19	4.000%	773,063	772,096

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Grosvenor Capital Management Holdings LLLP Term Loan(a)(b) 01/04/21	3.750%	995,000	987,955
Guggenheim Partners Investment Management Holdings LLC Term Loan(a)(b) 07/22/20	4.250%	794,000	795,191
HarbourVest Partners LP Term Loan(a)(b) 02/04/21	3.250%	1,890,805	1,871,897
Ikaria, Inc. 1st Lien Term Loan(a)(b) 02/12/21	5.000%	675,000	678,881
MIP Delaware LLC Tranche B-1 Term Loan(a)(b) 03/09/20	4.000%	606,671	608,188
Nord Anglia Education Finance LLC Term Loan(a)(b) 03/31/21	4.500%	700,000	700,000
Unifrax Holding Co. Tranche B Term Loan(a)(b) 11/28/18	4.250%	375,133	375,250
Vantiv LLC Tranche B Term Loan(a)(b) 06/13/21	3.750%	725,000	728,625
Walker & Dunlop, Inc. Term Loan(a)(b) 12/20/20	5.500%	522,375	528,905
Total			13,036,040
Other Industry 2.8%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(a)(b) 12/18/17	4.250%	6,048,451	6,045,608
Altegrity, Inc. Tranche D Term Loan(a)(b) 02/21/15	7.750%	559,817	556,318
CHG Healthcare Services, Inc. 1st Lien Term Loan(a)(b) 11/19/19	4.250%	1,403,853	1,408,528
Cooper, Gay, Swett & Crawford LTD 1st Lien Term Loan(a)(b) 04/16/20	5.000%	470,250	460,455
Education Management LLC Tranche C3 Term Loan(a)(b) 03/30/18	8.250%	1,463,451	1,041,977
Interline Brands, Inc. 1st Lien Term Loan(a)(b) 03/17/21	4.000%	997,500	994,178

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Laureate Education, Inc. Term Loan(a)(b) 06/15/18	5.000%	7,827,861	7,641,949
MCS AMS Sub-Holdings LLC Term Loan(a)(b) 10/10/20	7.000%	490,625	474,680
RE/MAX LLC Term Loan(a)(b) 07/31/20	4.000%	1,111,877	1,108,175
WireCo WorldGroup, Inc. Term Loan(a)(b) 02/15/17	6.000%	632,579	635,742
Total			20,367,610
Other REIT —%
Starwood Property Trust, Inc. 1st Lien Term Loan(a)(b) 04/17/20	3.500%	271,563	269,865
Packaging 2.1%
BWAY Holding Co. Term Loan(a)(b) 08/06/17	4.500%	2,437,875	2,443,970
Berry Plastics Corp.(a)(b) Tranche D Term Loan 02/08/20	3.500%	1,999,687	1,981,990
Tranche E Term Loan 01/06/21	3.750%	548,625	546,441
Expera Specialty Solutions LLC Term Loan(a)(b) 12/26/18	7.500%	495,000	498,712
John Henry Holdings, Inc. Tranche A Term Loan(a)(b) 09/30/20	4.250%	325,000	324,899
Reynolds Group Holdings Inc. Term Loan(a)(b) 11/30/18	4.000%	5,146,886	5,151,004
Signode Industrial Group Tranche B Term Loan(a)(b) 05/01/21	4.000%	1,175,000	1,170,958
Tank Holding Corp. Term Loan(a)(b) 07/09/19	4.250%	859,268	857,833
Tricorbraun, Inc. Term Loan(a)(b) 05/03/18	4.000%	2,667,696	2,667,696
Total			15,643,503

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pharmaceuticals 2.8%
Akorn, Inc.(a)(b) Term Loan 11/13/20	4.500%	550,000	550,688
Akorn, Inc.(a)(b)(d) Term Loan 11/13/20	4.500%	300,000	300,375
Alkermes, Inc. Term Loan(a)(b) 09/25/19	3.500%	345,614	344,750
Amneal Pharmaceuticals LLC Tranche B Term Loan(a)(b) 11/01/19	5.753%	471,437	473,403
Auxilium Pharmaceuticals, Inc. Term Loan(a)(b) 04/26/17	6.250%	539,422	539,422
Endo Luxembourg Finance Co. SARL Tranche B Term Loan(a)(b) 03/01/21	3.250%	324,188	323,309
JLL/Delta Dutch Newco BV Term Loan(a)(b) 03/11/21	4.250%	1,350,000	1,338,187
Mallinckrodt International Finance SA Tranche B Term Loan(a)(b) 03/19/21	3.500%	1,246,875	1,246,875
PRA Holdings, Inc. Tranche B-1 Term Loan(a)(b) 09/23/20	4.500%	1,116,562	1,109,818
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan(a)(b) 09/30/19	4.000%	573,562	572,438
Pharmaceutical Product Development, Inc. Term Loan(a)(b) 12/05/18	4.000%	6,110,703	6,123,108
Pharmedium Healthcare Corp. 1st Lien Term Loan(a)(b) 01/28/21	4.250%	218,813	218,084
Salix Pharmaceuticals Ltd. Term Loan(a)(b) 01/02/20	4.250%	560,625	564,303
Valeant Pharmaceuticals International, Inc.(a)(b) Tranche B-C2 Term Loan 12/11/19	3.750%	1,648,150	1,645,397
Tranche B-D2 Term Loan 02/13/19	3.750%	833,037	833,037
Tranche B-E1 Term Loan 08/05/20	3.750%	4,265,285	4,261,020
Total			20,444,214

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Alliant Holdings I LLC Term Loan(a)(b) 12/20/19	4.250%	1,801,475	1,800,124
AmWINS Group LLC 1st Lien Term Loan(a)(b) 09/06/19	5.000%	567,126	567,597
Asurion LLC/Corp.(a)(b) 2nd Lien Term Loan 03/03/21	8.500%	850,000	881,025
Tranche B-2 Term Loan 07/08/20	4.250%	891,000	889,886
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan(a)(b) 12/10/19	5.000%	222,180	220,976
HUB International Ltd. Term Loan(a)(b) 10/02/20	4.250%	2,456,468	2,458,163
Total			6,817,771
Refining 0.7%
CITGO Petroleum Corp.(a)(b) Tranche B Term Loan 06/24/15	8.000%	228,572	230,000
Tranche C Term Loan 06/24/17	9.000%	1,928,714	1,952,823
Seadrill Operating LP(a)(b) Term Loan 02/21/21	4.000%	2,313,375	2,297,344
Seadrill Operating LP(a)(b)(d) Term Loan 02/21/21	4.000%	723,183	718,171
Total			5,198,338
Restaurants 2.4%
Burger King Corp. Tranche B Term Loan(a)(b) 09/28/19	3.750%	3,193,125	3,203,758
CEC Entertainment, Inc. Tranche B Term Loan(a)(b) 02/12/21	4.250%	598,500	594,011
Dave & Buster's, Inc. Term Loan(a)(b) 06/01/16	4.250%	1,913,458	1,913,458
DineEquity, Inc. Tranche B-2 Term Loan(a)(b) 10/19/17	3.750%	3,111,672	3,128,537
Dunkin' Brands, Inc. Tranche B-4 Term Loan(a)(b) 02/05/21	3.250%	2,509,288	2,483,619

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Landry's, Inc. Tranche B Term Loan(a)(b) 04/24/18	4.000%	3,775,136	3,783,404
NPC International, Inc. Term Loan(a)(b) 12/28/18	4.000%	782,000	780,045
P.F. Chang's China Bistro, Inc. Term Loan(a)(b) 06/22/19	4.250%	1,371,284	1,343,858
Seminole Hard Rock Entertainment, Inc. Tranche B Term Loan(a)(b) 05/14/20	3.500%	247,500	246,881
Total			17,477,571
Retailers 6.4%
99 Cents Only Stores Tranche B-2 Term Loan(a)(b) 01/11/19	4.500%	3,416,018	3,431,390
Bass Pro Group LLC Term Loan(a)(b) 11/20/19	3.750%	1,935,078	1,935,678
Blue Buffalo Company Ltd. Tranche B-3 Term Loan(a)(b) 08/08/19	4.000%	1,351,066	1,352,755
Evergreen Acqco 1 LP Term Loan(a)(b) 07/09/19	5.000%	663,213	661,004
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b) 03/04/19	3.250%	8,914,611	8,822,701
Harbor Freight Tools U.S.A., Inc. Term Loan(a)(b) 07/26/19	4.750%	1,017,313	1,024,515
Hudson's Bay Co. 1st Lien Term Loan(a)(b) 11/04/20	4.750%	3,121,875	3,159,775
J. Crew Group, Inc. Term Loan(a)(b) 03/05/21	4.000%	2,500,000	2,464,450
Jo-Ann Stores, Inc. Tranche B Term Loan(a)(b) 03/16/18	4.000%	4,762,356	4,728,638
Men's Wearhouse, Inc. (The) Tranche B Term Loan(a)(b) 06/18/21	4.500%	1,175,000	1,180,381
Michaels Stores, Inc.(a)(b) Tranche B Term Loan 01/28/20	3.750%	2,400,750	2,392,131

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Michaels Stores, Inc.(a)(b)(d) Tranche B Term Loan 01/28/20	4.000%	800,000	799,712
Neiman Marcus Group, Inc. (The) Term Loan(a)(b) 10/25/20	4.250%	3,706,398	3,696,428
PFS Holding Corp. 1st Lien Term Loan(a)(b) 01/31/21	4.500%	199,500	195,426
Pantry, Inc. (The) Term Loan(a)(b) 08/03/19	4.750%	442,125	445,994
PetCo Animal Supplies, Inc. Term Loan(a)(b) 11/24/17	4.000%	5,437,872	5,448,096
Pier 1 Imports, Inc. Term Loan(a)(b) 04/30/21	4.500%	425,000	426,594
Rent-A-Center, Inc. Term Loan(a)(b) 03/19/21	3.750%	399,000	395,010
Rite Aid Corp.(a)(b) 2nd Lien Tranche 1 Term Loan 08/21/20	5.750%	425,000	433,900
Tranche 7 Term Loan 02/21/20	3.500%	3,539,317	3,533,406
Total			46,527,984
Supermarkets 0.7%
Albertson's LLC Tranche B-2 Term Loan(a)(b) 03/21/19	4.750%	991,643	995,977
Crossmark Holdings, Inc. 1st Lien Term Loan(a)(b) 12/20/19	4.500%	420,729	419,500
New Albertsons, Inc. Term Loan(a)(b)(d) 06/24/21	4.750%	850,000	851,598
SUPERVALU, Inc. Term Loan(a)(b) 03/21/19	4.500%	2,574,472	2,570,945
Total			4,838,020
Technology 14.8%
AVSC Holding Corp. 1st Lien Term Loan(a)(b) 01/25/21	4.500%	349,125	349,823
Aeroflex, Inc. Tranche B-1 Term Loan(a)(b) 11/09/19	4.500%	1,539,845	1,541,770

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Answers Corp. 1st Lien Term Loan(a)(b) 12/20/18	6.500%	658,125	658,125
Applied Systems, Inc. 1st Lien Term Loan(a)(b) 01/25/21	4.250%	696,500	698,130
Ascend Learning LLC 1st Lien Term Loan(a)(b) 07/31/19	6.000%	1,044,750	1,055,856
Attachmate Group, Inc. (The) 1st Lien Term Loan(a)(b) 11/22/17	7.250%	2,809,227	2,829,117
Avago Technologies Ltd. Term Loan(a)(b) 05/06/21	3.750%	5,075,000	5,089,058
Avast Software NV Term Loan(a)(b) 02/28/20	4.234%	765,312	765,312
Blue Coat Systems, Inc. Term Loan(a)(b) 05/31/19	4.000%	748,116	747,802
CCC Information Services, Inc. Term Loan(a)(b) 12/20/19	4.000%	418,934	417,187
CDW LLC Term Loan(a)(b) 04/29/20	3.250%	3,210,128	3,174,014
Ceridian Corp. Term Loan(a)(b) 08/14/15	4.400%	1,089,724	1,090,912
Cinedigm Funding I LLC Term Loan(a)(b) 02/28/18	3.750%	1,230,230	1,230,230
CompuCom Systems, Inc. Term Loan(a)(b) 05/09/20	4.250%	1,168,690	1,156,033
DealerTrack Technologies, Inc. Term Loan(a)(b) 02/28/21	3.500%	399,000	398,170
Dell International LLC(a)(b) Tranche B Term Loan 04/29/20	4.500%	7,611,750	7,646,383
Tranche C Term Loan 10/29/18	3.750%	1,306,250	1,304,317
EIG Investors Corp. Term Loan(a)(b) 11/09/19	5.000%	1,846,981	1,846,981
Electrical Components International, Inc. Term Loan(a)(b) 05/28/21	5.750%	300,000	304,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Epicor Software Corp. Tranche B-2 Term Loan(a)(b) 05/16/18	4.000%	3,367,526	3,369,210
Evergreen Skills SARL 1st Lien Term Loan(a)(b) 04/28/21	4.500%	1,200,000	1,199,256
Excelitas Technologies Corp. Tranche B Term Loan(a)(b) 11/02/20	6.000%	687,381	691,389
Expert Global Solutions, Inc. 1st Lien Tranche B Term Loan(a)(b) 04/03/18	8.500%	2,285,143	2,268,005
First Data Corp.(a)(b) Term Loan 03/24/17	3.654%	500,000	499,585
03/23/18	4.154%	3,141,285	3,145,211
Tranche B Term Loan 09/24/18	4.154%	1,975,000	1,976,402
Freescale Semiconductor, Inc. Tranche B-4 Term Loan(a)(b) 02/28/20	4.250%	1,725,716	1,724,283
Genpact Ltd. Term Loan(a)(b) 08/30/19	3.500%	1,699,211	1,705,583
Go Daddy Operating Co. LLC Term Loan(a)(b) 05/13/21	4.750%	2,992,439	2,974,664
Greeneden U.S. Holdings II LLC Term Loan(a)(b) 02/08/20	4.000%	663,964	660,365
Hyland Software, Inc. Term Loan(a)(b) 02/19/21	4.750%	470,571	472,199
ION Trading Technologies SARL 1st Lien Term Loan(a)(b) 06/10/21	4.250%	1,100,000	1,103,575
IPC Systems, Inc. 1st Lien Term Loan(a)(b) 11/08/20	6.000%	875,000	876,645
Infor (U.S.), Inc. Tranche B-3 Term Loan(a)(b) 06/03/20	3.750%	441,561	437,918
Infor US, Inc. Tranche B-5 Term Loan(a)(b) 06/03/20	3.750%	5,114,755	5,077,468
Information Resources, Inc. Term Loan(a)(b) 09/30/20	4.750%	1,042,125	1,048,638

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Interactive Data Corp. Term Loan(a)(b) 05/02/21	4.750%	1,275,000	1,285,366
Kasima LLC Term Loan(a)(b) 05/17/21	3.250%	925,000	920,958
Kronos, Inc. 1st Lien Term Loan(a)(b) 10/30/19	4.500%	2,170,637	2,185,832
M/A-COM Technology Solutions Holdings, Inc. Term Loan(a)(b) 05/07/21	4.500%	425,000	427,125
Magic Newco LLC 1st Lien Term Loan(a)(b) 12/12/18	5.000%	1,969,942	1,983,239
Micro Holding Corp.(a)(b) First Lein Term Loan 06/26/2021 5.000% 68,627 67,941 06/26/2021	5.000%	631,373	625,059
Microsemi Corp. Term Loan(a)(b) 02/19/20	3.250%	1,432,798	1,426,350
Mitel U.S. Holdings, Inc. Term Loan(a)(b) 01/31/20	5.250%	231,769	233,654
RP Crown Parent LLC 1st Lien Term Loan(a)(b) 12/21/18	6.000%	5,092,074	5,089,935
Renaissance Learning, Inc. 1st Lien Term Loan(a)(b) 04/09/21	4.500%	573,563	572,846
Rocket Software, Inc. 1st Lien Term Loan(a)(b) 02/08/18	5.750%	479,168	480,060
Rovi Solutions Corp./Guides, Inc. Tranche B-3 Term Loan(a)(b) 03/29/19	3.024%	834,424	831,295
SCS Holdings I, Inc. Term Loan(a)(b) 12/07/18	7.000%	432,356	437,760
Sensata Technologies BV/Finance Co. LLC Term Loan(a)(b) 05/12/19	3.250%	1,650,567	1,655,106
Shield Finance Co. SARL Tranche B Term Loan(a)(b) 01/29/21	5.000%	573,563	575,358
Sitel LLC Tranche A Term Loan(a)(b) 01/30/17	6.977%	2,377,759	2,395,592

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Smart Technologies ULC Term B Loan(a)(b) 01/31/18	10.500%	542,656	556,223
Sophia LP Tranche B-1 Term Loan(a)(b) 07/19/18	4.000%	955,236	954,893
Spansion LLC Term Loan(a)(b) 12/19/19	3.750%	985,120	986,351
Springer SBM Two GmbMBH Tranche B-2 Term Loan(a)(b) 08/14/20	5.000%	1,017,313	1,018,269
Stoneriver Group LP 1st Lien Term Loan(a)(b) 11/30/19	4.500%	114,301	113,872
SunEdison Semiconductor BV Term Loan(a)(b) 05/27/19	6.500%	700,000	697,816
SunGard Data Systems, Inc.(a)(b) Tranche C Term Loan 02/28/17	3.902%	507,212	508,262
Tranche E Term Loan 03/08/20	4.000%	4,576,377	4,583,928
SurveyMonkey.com LLC Term Loan(a)(b) 02/07/19	5.500%	508,513	512,326
Syniverse Holdings, Inc.(a)(b) Term Loan 04/23/19	4.000%	2,231,596	2,227,869
Tranche B Term Loan 04/23/19	4.000%	1,114,950	1,113,556
TNS, Inc. 1st Lien Term Loan(a)(b) 02/14/20	5.000%	976,976	980,640
TransFirst Holdings, Inc. 1st Lien Tranche B-2 Term Loan(a)(b) 12/27/17	4.000%	963,018	963,259
TransUnion LLC Term Loan(a)(b) 04/09/21	4.000%	3,416,438	3,415,208
TriZetto Group, Inc. Term Loan(a)(b) 05/02/18	4.750%	1,485,155	1,488,868
VAT Lux III SARL Term Loan(a)(b) 02/11/21	4.750%	349,125	350,654
Vertafore, Inc. Term Loan(a)(b) 10/03/19	4.250%	1,741,856	1,744,034

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Wall Street Systems Delaware, Inc. Term Loan(a)(b) 04/30/21	4.500%	1,275,000	1,275,803
Web.com Group, Inc. 1st Lien Term Loan(a)(b) 10/27/17	4.500%	1,296,164	1,296,164
Websense, Inc. 1st Lien Term Loan(a)(b) 06/25/20	4.500%	792,374	794,355
Total			108,309,567
Transportation Services 0.5%
Hertz Corp. (The) Tranche B-1 Term Loan(a)(b) 03/11/18	3.750%	1,674,500	1,670,665
Stena International SA Term Loan(a)(b) 03/03/21	4.000%	1,271,812	1,268,633
Swift Transportation Co. Tranche B Term Loan(a)(b) 06/09/21	3.750%	947,625	947,625
Total			3,886,923
Wireless 1.4%
Cellular South, Inc. Tranche B Term Loan(a)(b) 05/23/20	3.250%	370,313	368,461
Crown Castle Operating Co. Tranche B-2 Term Loan(a)(b) 01/31/21	3.000%	3,893,178	3,891,271
SBA Senior Finance II LLC Tranche B-1 Term Loan(a)(b) 03/24/21	3.250%	1,475,000	1,464,940
Telesat Canada Tranche B-2 Term Loan(a)(b) 03/28/19	3.500%	4,557,436	4,544,630
Total			10,269,302
Wirelines 0.2%
Southwire Co. LLC Term Loan(a)(b) 02/10/21	3.250%	324,188	323,477
Windstream Corp. Tranche B-5 Term Loan(a)(b) 08/26/19	3.500%	989,987	991,225
Total			1,314,702
Total Senior Loans (Cost: $728,123,800)			723,765,132

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes —%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense —%
Erickson Air-Crane, Inc.(g)(h) 11/02/20	6.000%	87,121	67,240
Total Corporate Bonds & Notes (Cost: $69,233)			67,240

Money Market Funds 2.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(i)(j)	15,397,776	15,397,776
Total Money Market Funds (Cost: $15,397,776)		15,397,776
Total Investments (Cost: $743,590,809)		739,230,148
Other Assets & Liabilities, Net		(6,234,732)
Net Assets		732,995,416

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2014, the value of these securities amounted to $1,039,874, which represents 0.14% of net assets.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  At June 30, 2014, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Ziggo BV Tranche B-2 Term Loan	37,340
W.R. Grace & Co. Delayed Draw Term Loan	164,474

(f)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $67,240, which represents 0.01% of net assets.

(h)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $67,240, which represents 0.01% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Erickson Air-Crane, Inc. 11/02/20 6.000%	05/09/2013	69,233

(i)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,956,412	93,583,730	(105,142,366)	15,397,776	13,702	15,397,776

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	12,942,949	373,305	13,316,254
Banking	—	3,239,200	1,818,420	5,057,620
Cable and Satellite	—	25,042,861	4,796,403	29,839,264
Chemicals	—	28,587,300	4,880,601	33,467,901
Construction Machinery	—	4,062,686	656,848	4,719,534
Consumer Cyclical Services	—	30,834,084	3,103,198	33,937,282
Consumer Products	—	17,457,403	782,062	18,239,465
Diversified Manufacturing	—	18,379,963	1,673,088	20,053,051
Food and Beverage	—	21,784,080	6,147,287	27,931,367
Health Care	—	62,194,144	3,302,839	65,496,983
Leisure	—	26,190,306	444,386	26,634,692
Media and Entertainment	—	35,459,378	1,938,335	37,397,713
Midstream		1,765,743	271,770	2,037,513
Natural Gas	—	—	2,261,391	2,261,391
Oil Field Services	—	871,474	1,547,149	2,418,623
Other Financial Institutions	—	12,060,621	975,419	13,036,040
Other Industry	—	19,257,189	1,110,421	20,367,610
Packaging	—	15,144,790	498,713	15,643,503
Pharmaceuticals	—	19,904,792	539,422	20,444,214
Technology	—	102,772,136	5,537,431	108,309,567
All Other Industries	—	223,155,545	—	223,155,545
Total Senior Loans	—	681,106,644	42,658,488	723,765,132
Bonds
Corporate Bonds & Notes	—	—	67,240	67,240
Total Bonds	—	—	67,240	67,240
Mutual Funds
Money Market Funds	15,397,776	—	—	15,397,776
Total Mutual Funds	15,397,776	—	—	15,397,776
Total	15,397,776	681,106,644	42,725,728	739,230,148

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Corporate Bonds & Notes ($)	Total ($)
Balance as of December 31, 2013	31,829,792	66,804	31,896,596
Accrued discounts/premiums	7,962	988	8,950
Realized gain (loss)	57,402	—	57,402
Change in unrealized appreciation (depreciation)(a)	(1,437)	(552)	(1,989)
Sales	(13,005,298)	—	(13,005,298)
Purchases	2,282,570	—	2,282,570
Transfers into Level 3	27,542,442	—	27,542,442
Transfers out of Level 3	(6,054,945)	—	(6,054,945)
Balance as of June 30, 2014	42,658,488	67,240	42,725,728

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $57,943, which is comprised of Senior Loans of $58,495 and Corporate Bonds & Notes of $(552).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
Consumer Discretionary 18.5%
Hotels, Restaurants & Leisure 2.6%
Yum! Brands, Inc.	449,350	36,487,220
Internet & Catalog Retail 6.8%
Amazon.com, Inc.(a)	143,850	46,719,603
Priceline Group, Inc. (The)(a)	41,039	49,369,917
Total		96,089,520
Media 2.0%
Twenty-First Century Fox, Inc., Class A	804,100	28,264,115
Specialty Retail 3.6%
Advance Auto Parts, Inc.	240,950	32,508,974
GNC Holdings, Inc., Class A	549,194	18,727,515
Total		51,236,489
Textiles, Apparel & Luxury Goods 3.5%
Nike, Inc., Class B	287,862	22,323,698
Under Armour, Inc., Class A(a)	453,400	26,972,766
Total		49,296,464
Total Consumer Discretionary		261,373,808
Consumer Staples 7.7%
Beverages 2.6%
Monster Beverage Corp.(a)	300,950	21,376,478
PepsiCo, Inc.	174,450	15,585,363
Total		36,961,841
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	228,300	26,291,028
Food Products 2.1%
Mead Johnson Nutrition Co.	315,800	29,423,086
Household Products 1.1%
Procter & Gamble Co. (The)	203,050	15,957,700
Total Consumer Staples		108,633,655
Energy 10.4%
Energy Equipment & Services 4.7%
Cameron International Corp.(a)	401,550	27,188,951
Halliburton Co.	552,950	39,264,979
Total		66,453,930

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 5.7%
Occidental Petroleum Corp.	225,150	23,107,145
Range Resources Corp.	656,450	57,078,327
Total		80,185,472
Total Energy		146,639,402
Financials 3.3%
Capital Markets 3.3%
BlackRock, Inc.	64,200	20,518,320
Greenhill & Co., Inc.	254,450	12,531,663
TD Ameritrade Holding Corp.	435,750	13,660,762
Total		46,710,745
Total Financials		46,710,745
Health Care 13.5%
Biotechnology 5.3%
BioMarin Pharmaceutical, Inc.(a)	208,550	12,973,896
Gilead Sciences, Inc.(a)	494,864	41,029,174
Vertex Pharmaceuticals, Inc.(a)	215,650	20,417,742
Total		74,420,812
Health Care Equipment & Supplies 2.6%
Covidien PLC	405,100	36,531,918
Health Care Providers & Services 2.4%
DaVita HealthCare Partners, Inc.(a)	472,600	34,178,432
Health Care Technology 1.5%
Cerner Corp.(a)	396,600	20,456,628
Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	503,150	24,407,806
Total Health Care		189,995,596
Industrials 10.9%
Aerospace & Defense 4.5%
Boeing Co. (The)	102,105	12,990,819
Honeywell International, Inc.	353,600	32,867,120
United Technologies Corp.	148,850	17,184,733
Total		63,042,672
Airlines 1.1%
Copa Holdings SA, Class A	108,400	15,454,588
Industrial Conglomerates 1.7%
Roper Industries, Inc.	160,550	23,441,905

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.5%
WABCO Holdings, Inc.(a)	200,350	21,401,387
Professional Services 2.1%
IHS, Inc., Class A(a)	224,480	30,455,202
Total Industrials		153,795,754
Information Technology 31.3%
Communications Equipment 7.6%
Cisco Systems, Inc.	1,661,100	41,278,335
QUALCOMM, Inc.	828,121	65,587,183
Total		106,865,518
Internet Software & Services 3.5%
Google, Inc., Class A(a)	42,305	24,734,464
Google, Inc., Class C(a)	42,305	24,337,221
Total		49,071,685
IT Services 6.7%
Automatic Data Processing, Inc.	147,550	11,697,764
International Business Machines Corp.	151,150	27,398,960
Visa, Inc., Class A	266,659	56,187,718
Total		95,284,442
Software 10.1%
Adobe Systems, Inc.(a)	680,700	49,255,452
Citrix Systems, Inc.(a)	759,650	47,516,108
Intuit, Inc.	220,600	17,764,918
MICROS Systems, Inc.(a)	211,700	14,374,430
Microsoft Corp.	333,200	13,894,440
Total		142,805,348
Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	517,515	48,092,669
Total Information Technology		442,119,662
Materials 2.8%
Chemicals 2.8%
Ecolab, Inc.	134,900	15,019,766
Praxair, Inc.	187,750	24,940,710
Total		39,960,476
Total Materials		39,960,476
Total Common Stocks (Cost: $1,082,062,215)		1,389,229,098

Money Market Funds 1.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	25,268,286	25,268,286
Total Money Market Funds (Cost: $25,268,286)		25,268,286
Total Investments (Cost: $1,107,330,501)		1,414,497,384
Other Assets & Liabilities, Net		(2,288,022)
Net Assets		1,412,209,362

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,822,531	95,952,769	(104,507,014)	25,268,286	10,629	25,268,286

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Holland Large Cap Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	261,373,808	—	—	261,373,808
Consumer Staples	108,633,655	—	—	108,633,655
Energy	146,639,402	—	—	146,639,402
Financials	46,710,745	—	—	46,710,745
Health Care	189,995,596	—	—	189,995,596
Industrials	153,795,754	—	—	153,795,754
Information Technology	442,119,662	—	—	442,119,662
Materials	39,960,476	—	—	39,960,476
Total Equity Securities	1,389,229,098	—	—	1,389,229,098
Mutual Funds
Money Market Funds	25,268,286	—	—	25,268,286
Total Mutual Funds	25,268,286	—	—	25,268,286
Total	1,414,497,384	—	—	1,414,497,384

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Invesco International Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.9%

Issuer	Shares	Value ($)
Australia 3.2%
Amcor Ltd.	3,143,559	30,918,615
Brambles Ltd.	2,466,787	21,371,942
CSL Ltd.	208,101	13,063,124
Total		65,353,681
Belgium 1.5%
Anheuser-Busch InBev NV	269,117	30,917,317
Brazil 3.8%
Banco Bradesco SA, ADR	1,857,216	26,966,776
BM&FBovespa SA	6,629,300	34,894,211
BRF SA	682,329	16,555,627
Total		78,416,614
Canada 8.6%
Agrium, Inc.	175,647	16,090,618
Canadian National Railway Co.	274,282	17,839,062
Cenovus Energy, Inc.	541,982	17,569,146
CGI Group, Inc., Class A(a)	869,322	30,811,825
EnCana Corp.	1,013,364	24,008,099
Fairfax Financial Holdings Ltd.	40,722	19,318,955
Suncor Energy, Inc.	1,143,933	48,778,362
Total		174,416,067
China 3.9%
Baidu, Inc., ADR(a)	180,372	33,695,293
CNOOC Ltd.	5,849,000	10,514,550
Great Wall Motor Co., Ltd., Class H	4,472,000	16,629,787
Industrial & Commercial Bank of China Ltd., Class H	28,387,000	17,950,097
Total		78,789,727
Denmark 2.5%
Carlsberg A/S, Class B	259,631	27,966,534
Novo Nordisk A/S, Class B	481,706	22,170,587
Total		50,137,121
France 4.9%
Publicis Groupe SA	428,051	36,304,914
Schneider Electric SE	271,318	25,541,712
Total SA	535,065	38,670,041
Total		100,516,667

Common Stocks (continued)

Issuer	Shares	Value ($)
Germany 6.6%
Adidas AG	195,582	19,809,942
Allianz SE, Registered Shares	177,456	29,571,950
Deutsche Boerse AG	345,959	26,850,549
Deutsche Post AG	521,482	18,858,469
SAP AG	503,184	38,860,164
Total		133,951,074
Hong Kong 3.4%
Galaxy Entertainment Group Ltd.	5,057,000	40,417,957
Hutchison Whampoa Ltd.	2,075,000	28,378,871
Total		68,796,828
Israel 2.0%
Teva Pharmaceutical Industries Ltd., ADR	783,821	41,087,897
Japan 6.4%
Denso Corp.	288,700	13,791,370
FANUC Corp.	116,900	20,187,213
Japan Tobacco, Inc.	677,000	24,684,850
Keyence Corp.	41,960	18,348,593
Komatsu Ltd.	841,100	19,524,695
Toyota Motor Corp.	570,600	34,163,317
Total		130,700,038
Mexico 1.8%
Fomento Economico Mexicano SAB de CV, ADR	103,240	9,668,426
Grupo Televisa SAB, ADR	774,143	26,560,846
Total		36,229,272
Netherlands 1.1%
Unilever NV-CVA	527,728	23,091,261
Singapore 4.4%
Avago Technologies Ltd.	445,660	32,118,716
Keppel Corp., Ltd.	2,818,700	24,399,998
United Overseas Bank Ltd.	1,817,000	32,856,329
Total		89,375,043
South Korea 3.0%
Hyundai Mobis	101,127	28,400,818
Samsung Electronics Co., Ltd.	25,394	33,163,283
Total		61,564,101

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Spain 1.1%
Amadeus IT Holding SA, Class A	519,680	21,433,331
Sweden 2.2%
Investor AB, Class B	655,403	24,591,529
Telefonaktiebolaget LM Ericsson, Class B	1,679,403	20,296,457
Total		44,887,986
Switzerland 7.6%
ABB Ltd.	1,045,180	24,066,955
Julius Baer Group Ltd.	424,172	17,487,290
Novartis AG, Registered Shares	248,271	22,481,012
Roche Holding AG, Genusschein Shares	133,386	39,784,164
Syngenta AG, Registered Shares	69,610	25,927,135
UBS AG, Registered Shares	1,385,505	25,419,673
Total		155,166,229
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,954,000	37,889,261
Thailand 1.1%
Kasikornbank PCL, Foreign Registered Shares	14	89
Kasikornbank PCL, Foreign Registered Shares, NVDR	3,411,586	21,442,614
Total		21,442,703
Turkey 1.1%
Akbank TAS	6,244,473	22,960,655

Common Stocks (continued)

Issuer	Shares	Value ($)
United Kingdom 20.8%
Aberdeen Asset Management PLC	2,711,648	21,064,200
British American Tobacco PLC	753,073	44,824,777
British Sky Broadcasting Group PLC	2,643,940	40,904,539
Centrica PLC	3,040,026	16,263,640
Compass Group PLC	2,710,467	47,175,505
Informa PLC	1,753,513	14,374,607
Kingfisher PLC	2,725,454	16,744,986
Next PLC	161,626	17,910,284
Reed Elsevier PLC	3,450,064	55,501,725
Royal Dutch Shell PLC, Class B	745,665	32,445,629
Shire PLC	594,810	46,520,668
Smith & Nephew PLC	1,572,383	27,959,240
WPP PLC	1,944,064	42,386,881
Total		424,076,681
Total Common Stocks (Cost: $1,398,465,889)		1,891,199,554

Money Market Funds 7.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	159,853,847	159,853,847
Total Money Market Funds (Cost: $159,853,847)		159,853,847
Total Investments (Cost: $1,558,319,736)		2,051,053,401
Other Assets & Liabilities, Net		(13,414,734)
Net Assets		2,037,638,667

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	102,061,369	244,750,345	(186,957,867)	159,853,847	60,003	159,853,847

Abbreviation Legend

ADR  American Depositary Receipt

NVDR  Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Invesco International Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,560,846	424,516,632	—	451,077,478
Consumer Staples	26,224,053	151,484,739	—	177,708,792
Energy	90,355,607	81,630,219	—	171,985,826
Financials	81,179,942	240,194,976	—	321,374,918
Health Care	41,087,897	171,978,795	—	213,066,692
Industrials	17,839,062	182,329,855	—	200,168,917
Information Technology	96,625,835	169,991,088	—	266,616,923
Materials	16,090,618	56,845,750	—	72,936,368
Utilities	—	16,263,640	—	16,263,640
Total Equity Securities	395,963,860	1,495,235,694	—	1,891,199,554
Mutual Funds
Money Market Funds	159,853,847	—	—	159,853,847
Total Mutual Funds	159,853,847	—	—	159,853,847
Total	555,817,707	1,495,235,694	—	2,051,053,401

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 16.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Airbus Group Finance BV(a) 04/17/23	2.700%	589,000	568,070
BAE Systems Holdings, Inc.(a) 08/15/15	5.200%	780,000	815,792
06/01/19	6.375%	555,000	639,981
Lockheed Martin Corp. Senior Unsecured 11/15/19	4.250%	300,000	331,044
12/15/42	4.070%	257,000	247,767
Northrop Grumman Systems Corp. 02/15/31	7.750%	400,000	550,967
Total			3,153,621
Agencies 0.1%
Financing Corp. FICO(b) 11/30/17	0.000%	3,250,000	3,105,131
Airlines 0.1%
Air Canada Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A(a) 11/15/26	4.125%	973,224	976,825
American Airlines Pass-Through Trust Series 2011-1 Class A 07/31/22	5.250%	185,980	203,183
American Airlines Pass-Through Trust(a) Series 2013-2 Class A 07/15/24	4.950%	813,196	881,301
Continental Airlines Pass-Through Trust Pass-Through Certificates Series 2007-1 Class A 10/19/23	5.983%	716,336	802,297
Series 2012-2 Class A 04/29/26	4.000%	175,867	180,703
Delta Air Lines Pass-Through Trust Series 2011-1 Class A 10/15/20	5.300%	93,831	103,683
United Airlines, Inc. Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A 02/15/27	4.300%	303,000	317,393
Total			3,465,385
Apartment REIT 0.1%
ERP Operating LP Senior Unsecured 09/15/14	5.250%	275,000	277,573
08/01/16	5.375%	500,000	546,128
12/15/21	4.625%	788,000	867,380
Total			1,691,081

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.4%
American Honda Finance Corp.(a) Senior Unsecured 02/28/17	2.125%	652,000	668,876
02/16/18	1.600%	1,118,000	1,120,332
Daimler Finance North America LLC 01/18/31	8.500%	1,275,000	1,934,023
Daimler Finance North America LLC(a) 04/10/15	1.650%	925,000	933,918
07/31/15	1.300%	591,000	595,792
07/31/19	2.250%	459,000	462,746
Ford Motor Credit Co. LLC Senior Unsecured 02/03/17	4.250%	1,200,000	1,288,723
06/12/17	3.000%	300,000	312,975
10/01/18	2.875%	869,000	899,452
Ford Motor Credit Co. LLC(c) Senior Unsecured 05/09/16	1.474%	506,000	513,458
Johnson Controls, Inc. Senior Unsecured 12/01/21	3.750%	525,000	548,279
12/01/41	5.250%	865,000	955,560
PACCAR Financial Corp. Senior Unsecured 09/29/14	1.550%	700,000	702,128
Toyota Motor Credit Corp. Senior Unsecured 05/22/17	1.750%	1,000,000	1,019,226
Total			11,955,488
Banking 4.3%
ABN AMRO Bank NV Senior Unsecured(a) 10/30/18	2.500%	720,000	729,598
American Express Co. Senior Unsecured 03/19/18	7.000%	500,000	594,576
American Express Credit Corp. Senior Unsecured 08/25/14	5.125%	830,000	835,820
06/12/15	1.750%	1,325,000	1,341,805
07/29/16	1.300%	265,000	267,204
09/19/16	2.800%	2,039,000	2,123,056
03/24/17	2.375%	541,000	559,292
Associates Corp. of North America Senior Unsecured 11/01/18	6.950%	193,000	230,489
BB&T Corp. Senior Unsecured 08/15/17	1.600%	306,000	308,796
04/30/19	6.850%	400,000	485,964

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Notes 12/23/15	5.200%	400,000	425,301
11/01/19	5.250%	800,000	908,434
Bank of America Corp. Senior Unsecured 10/14/16	5.625%	500,000	548,968
09/01/17	6.000%	350,000	395,408
01/15/19	2.600%	800,000	809,410
06/01/19	7.625%	50,000	61,759
07/01/20	5.625%	2,750,000	3,153,911
05/13/21	5.000%	900,000	1,004,571
Bank of Montreal Senior Unsecured 01/25/19	2.375%	1,196,000	1,215,480
Bank of New York Mellon Corp. (The) Senior Unsecured 06/18/15	2.950%	1,520,000	1,558,358
01/17/17	2.400%	1,024,000	1,060,210
01/15/20	4.600%	230,000	256,846
09/23/21	3.550%	270,000	283,803
11/18/25	3.950%	575,000	602,733
Bank of Nova Scotia Senior Unsecured 01/13/21	4.375%	500,000	554,359
Banque Federative du Credit Mutuel SA Senior Unsecured(a) 01/20/17	1.700%	2,000,000	2,014,244
Barclays Bank PLC Senior Unsecured 02/23/15	2.750%	500,000	507,538
01/08/20	5.125%	400,000	452,118
Canadian Imperial Bank of Commerce Senior Unsecured 01/23/18	1.550%	655,000	654,948
Capital One Bank USA NA Subordinated Notes 02/15/23	3.375%	2,100,000	2,085,815
Capital One Financial Corp. Senior Unsecured 04/24/19	2.450%	970,000	979,098
07/15/21	4.750%	381,000	423,859
06/15/23	3.500%	660,000	662,210
Citigroup, Inc. Senior Unsecured 01/15/15	6.010%	2,014,000	2,074,714
05/19/15	4.750%	347,000	359,673
08/07/15	2.250%	525,000	533,620
12/15/15	4.587%	583,000	614,567
01/10/17	4.450%	1,800,000	1,938,616
08/15/17	6.000%	540,000	611,211
11/21/17	6.125%	900,000	1,029,372
05/22/19	8.500%	700,000	894,734
08/09/20	5.375%	856,000	980,925

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/23	3.375%	240,000	239,082
10/25/23	3.875%	3,400,000	3,482,484
12/01/25	7.000%	765,000	936,800
01/15/28	6.625%	215,000	267,239
Subordinated Notes 09/13/25	5.500%	998,000	1,113,238
Comerica Bank Subordinated Notes 08/22/17	5.200%	500,000	554,646
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guaranteed 01/11/21	4.500%	1,800,000	1,979,447
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a) Senior Unsecured 09/30/10	5.800%	500,000	559,393
Countrywide Financial Corp. Subordinated Notes 05/15/16	6.250%	1,520,000	1,658,653
Deutsche Bank AG Senior Unsecured 01/11/16	3.250%	900,000	933,851
09/01/17	6.000%	150,000	170,499
02/13/19	2.500%	700,000	713,630
Discover Bank Senior Unsecured 08/08/23	4.200%	1,054,000	1,112,207
Fifth Third Bancorp Senior Unsecured 03/01/19	2.300%	380,000	381,981
04/25/19	2.375%	1,200,000	1,215,583
Goldman Sachs Group, Inc. (The) 01/31/19	2.625%	1,797,000	1,821,425
Senior Unsecured 05/03/15	3.300%	1,001,000	1,023,232
08/01/15	3.700%	1,987,000	2,049,430
02/07/16	3.625%	805,000	839,033
01/18/18	5.950%	1,000,000	1,136,050
04/01/18	6.150%	1,500,000	1,720,230
02/15/19	7.500%	3,565,000	4,347,083
03/15/20	5.375%	1,010,000	1,144,105
06/15/20	6.000%	1,281,000	1,493,140
07/27/21	5.250%	1,123,000	1,261,054
03/03/24	4.000%	468,000	476,405
Goldman Sachs Group, Inc. (The)(d) Senior Unsecured 07/08/24	3.850%	453,000	452,402
HSBC Bank PLC(a) Senior Unsecured 06/28/15	3.500%	2,621,000	2,698,028
05/15/18	1.500%	1,432,000	1,420,796
08/12/20	4.125%	622,000	671,045
01/19/21	4.750%	565,000	629,886

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC Senior Unsecured 04/05/21	5.100%	586,000	665,859
01/14/22	4.875%	410,000	460,119
Subordinated Notes 03/14/24	4.250%	2,500,000	2,572,815
HSBC USA, Inc. Senior Unsecured 02/13/15	2.375%	245,000	248,049
01/16/18	1.625%	1,660,000	1,663,717
ING Bank NV Senior Unsecured(a) 09/25/15	2.000%	540,000	548,688
KeyBank NA Subordinated Notes 11/01/17	5.700%	817,000	919,956
KeyCorp Senior Unsecured 12/13/18	2.300%	253,000	255,949
Macquarie Group Ltd.(a) Senior Unsecured 08/01/14	7.300%	923,000	928,089
01/14/20	6.000%	1,700,000	1,925,825
01/14/21	6.250%	926,000	1,062,098
Morgan Stanley Senior Unsecured 07/24/15	4.000%	567,000	587,237
02/25/16	1.750%	420,000	425,965
01/09/17	5.450%	3,300,000	3,635,263
12/28/17	5.950%	1,200,000	1,366,163
01/24/19	2.500%	1,563,000	1,581,523
09/23/19	5.625%	130,000	149,596
01/26/20	5.500%	600,000	688,411
07/24/20	5.500%	696,000	800,244
07/28/21	5.500%	2,815,000	3,233,948
Subordinated Notes 11/24/25	5.000%	1,113,000	1,187,090
National Australia Bank Ltd. Senior Unsecured(a) 07/27/16	3.000%	3,250,000	3,390,742
Northern Trust Co. (The) Subordinated Notes 08/15/18	6.500%	500,000	587,242
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured(a) 03/13/15	1.625%	598,000	602,459
PNC Bank National Association Subordinated Notes 04/01/18	6.875%	1,000,000	1,179,494
Royal Bank of Canada Senior Unsecured 07/20/16	2.300%	1,215,000	1,254,134

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SouthTrust Bank Subordinated Notes 05/15/25	7.690%	500,000	613,277
State Street Corp. Senior Subordinated Notes 05/15/23	3.100%	630,000	618,653
SunTrust Banks, Inc. Senior Unsecured 01/20/17	3.500%	600,000	635,268
11/01/18	2.350%	419,000	424,358
U.S. Bancorp Senior Unsecured 07/27/15	2.450%	960,000	981,437
05/15/17	1.650%	500,000	507,634
05/24/21	4.125%	309,000	335,784
03/15/22	3.000%	358,000	361,746
01/30/24	3.700%	752,000	778,754
UBS AG Senior Unsecured 01/15/15	3.875%	582,000	593,128
12/20/17	5.875%	350,000	399,755
04/25/18	5.750%	244,000	279,756
08/04/20	4.875%	305,000	342,814
Wachovia Corp. Senior Unsecured 02/01/18	5.750%	1,400,000	1,602,713
Wells Fargo & Co. Senior Unsecured 01/22/21	3.000%	3,910,000	3,989,170
04/01/21	4.600%	200,000	222,550
Subordinated Notes 06/03/26	4.100%	613,000	620,723
Wells Fargo Bank Subordinated Notes 08/15/15	5.000%	1,000,000	1,046,654
11/15/17	6.000%	5,300,000	6,072,226
Westpac Banking Corp. Senior Unsecured 11/19/19	4.875%	750,000	844,782
Total			128,827,347
Brokerage/Asset Managers/Exchanges 0.5%
Bank of America Corp. Senior Unsecured 09/30/15	5.300%	1,200,000	1,266,804
08/28/17	6.400%	4,249,000	4,853,543
07/15/18	6.500%	1,300,000	1,513,400
BlackRock, Inc. Senior Unsecured 09/15/17	6.250%	900,000	1,036,366

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blackstone Holdings Finance Co. LLC Senior Unsecured(a) 03/15/21	5.875%	850,000	986,810
Charles Schwab Corp. (The) Senior Unsecured 09/01/22	3.225%	325,000	327,527
Jefferies Group LLC Senior Unsecured 11/09/15	3.875%	375,000	386,981
07/15/19	8.500%	1,865,000	2,331,250
Nomura Holdings, Inc. Senior Unsecured 03/04/15	5.000%	600,000	616,816
01/19/16	4.125%	650,000	680,880
03/04/20	6.700%	190,000	228,422
Total			14,228,799
Building Materials —%
CRH America, Inc. 09/30/16	6.000%	229,000	254,078
Cable and Satellite 0.5%
COX Communications, Inc.(a) Senior Unsecured 01/15/19	9.375%	380,000	492,134
03/01/39	8.375%	420,000	588,444
Comcast Cable Communications Holdings, Inc. 11/15/22	9.455%	1,165,000	1,693,324
Comcast Cable Communications LLC 05/01/17	8.875%	753,000	915,583
Comcast Corp. 11/15/35	6.500%	1,070,000	1,386,195
03/15/37	6.450%	1,940,000	2,474,458
DIRECTV Holdings LLC/Financing Co., Inc. 03/01/21	5.000%	880,000	982,363
03/15/22	3.800%	415,000	428,536
08/15/40	6.000%	875,000	1,007,417
03/01/41	6.375%	425,000	514,110
NBCUniversal Media LLC 04/01/21	4.375%	755,000	833,159
04/30/40	6.400%	314,000	402,563
TCI Communications, Inc. Senior Unsecured 02/15/28	7.125%	415,000	551,365
Time Warner Cable, Inc. 07/01/18	6.750%	865,000	1,023,563
02/14/19	8.750%	662,000	848,997
05/01/37	6.550%	580,000	721,689
Time Warner Entertainment Co. LP 07/15/33	8.375%	695,000	1,019,653
Total			15,883,553

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.4%
Dow Chemical Co. (The) Senior Unsecured 05/15/18	5.700%	79,000	90,116
05/15/19	8.550%	329,000	422,854
11/15/20	4.250%	350,000	380,481
09/15/21	8.850%	400,000	520,989
11/15/21	4.125%	380,000	407,818
11/01/29	7.375%	455,000	606,181
EI du Pont de Nemours & Co. Senior Unsecured 03/15/19	5.750%	250,000	291,753
01/15/28	6.500%	355,000	456,290
12/15/36	5.600%	525,000	621,817
Ecolab, Inc. Senior Unsecured 12/08/41	5.500%	970,000	1,131,306
Mosaic Co. (The) Senior Unsecured 11/15/21	3.750%	905,000	941,271
11/15/23	4.250%	814,000	859,305
11/15/33	5.450%	836,000	936,768
PPG Industries, Inc. Senior Unsecured 03/15/18	6.650%	1,225,000	1,426,816
08/15/19	7.400%	278,000	339,184
Potash Corp. of Saskatchewan, Inc. Senior Unsecured 12/01/17	3.250%	300,000	316,635
05/15/19	6.500%	450,000	539,343
Praxair, Inc. Senior Unsecured 03/15/17	5.200%	740,000	820,450
Union Carbide Corp. Senior Unsecured 06/01/25	7.500%	515,000	655,434
10/01/96	7.750%	920,000	1,132,146
Total			12,896,957
Construction Machinery 0.2%
Caterpillar Financial Services Corp. Senior Unsecured 02/15/19	7.150%	320,000	393,958
Caterpillar, Inc. Senior Unsecured 12/15/18	7.900%	1,000,000	1,252,102
08/15/42	3.803%	1,011,000	937,269
John Deere Capital Corp. Senior Unsecured 06/29/15	0.950%	755,000	759,642
10/10/17	1.200%	570,000	568,150
06/12/24	3.350%	869,000	874,774
Total			4,785,895

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured 07/15/22	3.500%	1,200,000	1,092,000
eBay, Inc. Senior Unsecured 10/15/20	3.250%	420,000	434,928
Total			1,526,928
Consumer Products 0.1%
Kimberly-Clark Corp. Senior Secured 03/01/22	2.400%	268,000	260,903
Senior Unsecured 06/01/23	2.400%	600,000	569,716
Koninklijke Philips NV Senior Unsecured 03/11/18	5.750%	148,000	168,787
03/15/22	3.750%	600,000	630,883
06/01/26	7.200%	175,000	219,743
Total			1,850,032
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured 04/01/24	7.625%	500,000	637,774
General Electric Co. Senior Unsecured 12/06/17	5.250%	1,000,000	1,128,245
Siemens Financieringsmaatschappij NV(a) 08/17/26	6.125%	1,085,000	1,348,427
United Technologies Corp. Senior Unsecured 02/01/19	6.125%	965,000	1,140,258
Total			4,254,704
Electric 1.3%
Alabama Power Co. Senior Unsecured 05/15/38	6.125%	70,000	89,935
American Electric Power Co., Inc. Senior Unsecured 12/15/17	1.650%	357,000	358,894
12/15/22	2.950%	375,000	364,413
Arizona Public Service Co. Senior Unsecured 04/01/42	4.500%	93,000	97,077
Berkshire Hathaway Energy Co. Senior Unsecured 11/15/23	3.750%	976,000	1,005,469

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy, Inc. Senior Unsecured 05/01/18	6.500%	1,065,000	1,245,577
Cleveland Electric Illuminating Co. (The) 1st Mortgage 11/15/18	8.875%	600,000	761,654
Consumers Energy Co. 1st Mortgage 05/15/22	2.850%	282,000	282,271
DTE Electric Co. General Refunding Mortgage 06/01/21	3.900%	285,000	307,619
General Refunding Mortgage 06/15/42	3.950%	364,000	351,448
Dominion Resources, Inc. Senior Unsecured 11/30/17	6.000%	500,000	572,293
08/01/33	5.250%	1,315,000	1,480,173
08/01/41	4.900%	102,000	106,874
Duke Energy Carolinas LLC 01/15/18	5.250%	630,000	706,674
1st Mortgage 06/15/20	4.300%	1,356,000	1,496,859
12/15/41	4.250%	313,000	318,624
1st Refunding Mortgage 01/15/38	6.000%	226,000	288,434
Duke Energy Corp. Senior Unsecured 11/15/16	2.150%	757,000	778,691
Duke Energy Indiana, Inc. 1st Mortgage 07/15/20	3.750%	772,000	825,318
Duke Energy Progress, Inc. 1st Mortgage 05/15/22	2.800%	607,000	603,761
04/01/35	5.700%	300,000	357,254
Exelon Generation Co. LLC Senior Unsecured 10/01/17	6.200%	800,000	911,468
10/01/20	4.000%	750,000	790,673
Florida Power & Light Co. 1st Mortgage 02/01/33	5.850%	176,000	215,778
10/01/33	5.950%	615,000	774,887
Indiana Michigan Power Co. Senior Unsecured 03/15/19	7.000%	420,000	510,265
John Sevier Combined Cycle Generation LLC Secured 01/15/42	4.626%	356,422	373,708

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Power & Light Co. Senior Unsecured 03/15/23	3.150%	230,000	229,282
10/01/41	5.300%	750,000	837,317
National Rural Utilities Cooperative Finance Corp. 11/01/18	10.375%	550,000	740,968
Nevada Power Co. 08/01/18	6.500%	1,275,000	1,510,396
03/15/19	7.125%	530,000	648,654
09/15/40	5.375%	67,000	79,078
NextEra Energy Capital Holdings, Inc. 09/01/15	1.339%	95,000	95,697
NextEra Energy Capital Holdings 06/01/15	1.200%	294,000	295,789
Nextera Energy Capital Holdings, Inc. 09/15/19	2.400%	506,000	508,728
Oncor Electric Delivery Co. LLC Senior Secured 09/01/18	6.800%	813,000	966,715
09/01/22	7.000%	155,000	198,079
PPL Capital Funding, Inc. 06/15/22	4.200%	313,000	334,677
PPL Electric Utilities Corp. 1st Mortgage 09/01/22	2.500%	368,000	359,567
PSEG Power LLC 12/01/15	5.500%	212,000	226,012
09/15/16	5.320%	800,000	874,624
09/15/21	4.150%	233,000	246,111
11/15/23	4.300%	449,000	469,204
PacifiCorp 1st Mortgage 07/15/18	5.650%	1,500,000	1,713,794
06/15/21	3.850%	335,000	359,568
10/15/37	6.250%	200,000	259,816
Pacific Gas & Electric Co. Senior Unsecured 11/15/23	3.850%	825,000	858,846
04/15/42	4.450%	257,000	262,792
08/15/42	3.750%	531,000	485,240
Peco Energy Co. 1st Mortgage 09/15/22	2.375%	2,000,000	1,921,550
Potomac Electric Power Co. 1st Mortgage 12/15/38	7.900%	160,000	247,940
Progress Energy, Inc. Senior Unsecured 01/15/21	4.400%	187,000	205,147

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of Colorado 1st Mortgage 11/15/20	3.200%	240,000	249,627
Public Service Co. of New Hampshire 1st Mortgage 11/01/23	3.500%	303,000	312,346
Public Service Co. of Oklahoma Senior Unsecured 12/01/19	5.150%	377,000	425,256
02/01/21	4.400%	231,000	253,263
Public Service Electric & Gas Co. 1st Mortgage 05/01/15	2.700%	400,000	407,607
San Diego Gas & Electric Co. 1st Mortgage 06/01/26	6.000%	525,000	653,903
05/15/40	5.350%	21,000	25,218
South Carolina Electric & Gas Co. 1st Mortgage 06/01/64	4.500%	130,000	131,562
Southern California Edison Co. 02/01/38	5.950%	210,000	265,397
1st Refunding Mortgage 06/01/21	3.875%	225,000	242,652
Southern Power Co. Senior Unsecured 09/15/41	5.150%	466,000	516,759
Southwestern Public Service Co. Senior Unsecured 12/01/18	8.750%	804,000	1,026,689
Virginia Electric and Power Co. Senior Unsecured 03/15/23	2.750%	900,000	878,404
02/15/24	3.450%	783,000	800,964
11/15/38	8.875%	205,000	339,967
Wisconsin Electric Power Co. Senior Unsecured 09/15/21	2.950%	86,000	87,645
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	98,000	109,474
09/15/41	4.800%	90,000	96,872
Total			37,735,287
Environmental —%
Republic Services, Inc. 06/01/22	3.550%	839,000	867,318
Waste Management, Inc. 06/30/20	4.750%	450,000	503,126
Total			1,370,444

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.6%
General Electric Capital Corp. Senior Secured 12/11/15	1.000%	606,000	610,658
Senior Unsecured 07/02/15	1.625%	1,000,000	1,012,675
09/15/17	5.625%	3,400,000	3,848,888
05/01/18	5.625%	3,550,000	4,067,714
08/07/19	6.000%	2,400,000	2,842,915
01/08/20	5.500%	1,450,000	1,679,634
01/07/21	4.625%	300,000	334,061
03/15/32	6.750%	505,000	666,175
Subordinated Notes 02/11/21	5.300%	292,000	332,039
General Electric Capital Corp.(c) Senior Unsecured 02/15/17	0.394%	1,250,000	1,246,080
HSBC Finance Corp. Senior Unsecured 01/19/16	5.500%	1,090,000	1,167,311
Total			17,808,150
Food and Beverage 0.4%
Anheuser-Busch Companies, Inc. 01/15/31	6.800%	640,000	820,868
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	525,000	648,603
11/15/19	6.875%	250,000	307,316
01/15/39	8.200%	410,000	627,377
Bunge Ltd. Finance Corp. 06/15/19	8.500%	790,000	992,732
Cargill, Inc.(a) Senior Unsecured 11/27/17	6.000%	170,000	193,914
03/06/19	7.350%	250,000	301,243
11/01/36	7.250%	300,000	408,655
09/15/37	6.625%	545,000	724,983
Coca-Cola Co. (The) Senior Unsecured 04/01/18	1.150%	1,011,000	1,001,080
ConAgra Foods, Inc. Senior Unsecured 10/01/26	7.125%	400,000	504,650
Diageo Investment Corp. 05/11/22	2.875%	900,000	895,528
09/15/22	8.000%	865,000	1,132,670
General Mills, Inc. Senior Unsecured 02/15/19	5.650%	140,000	162,406

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Heineken NV Senior Unsecured(a) 10/01/17	1.400%	655,000	654,685
Kraft Foods Group, Inc. Senior Unsecured 08/23/18	6.125%	400,000	464,267
01/26/39	6.875%	605,000	791,287
Mondelez International, Inc. Senior Unsecured 02/01/24	4.000%	75,000	77,684
PepsiCo, Inc. Senior Unsecured 08/13/17	1.250%	1,025,000	1,028,384
11/01/18	7.900%	133,000	165,550
08/25/21	3.000%	838,000	850,615
Total			12,754,497
Foreign Agencies —%
CNOOC Nexen Finance ULC 04/30/24	4.250%	389,000	396,788
Health Care 0.1%
Medco Health Solutions, Inc. 03/15/18	7.125%	500,000	590,610
09/15/20	4.125%	760,000	815,620
Quest Diagnostics, Inc. 01/30/20	4.750%	600,000	649,072
Total			2,055,302
Healthcare Insurance —%
Aetna, Inc. Senior Unsecured 12/15/37	6.750%	590,000	784,176
UnitedHealth Group, Inc. Senior Unsecured 03/15/36	5.800%	185,000	222,716
11/15/37	6.625%	285,000	377,997
Total			1,384,889
Healthcare REIT 0.1%
HCP, Inc. Senior Unsecured 02/01/19	3.750%	302,000	321,805
02/01/20	2.625%	920,000	920,478
02/01/21	5.375%	682,000	775,744
11/15/23	4.250%	490,000	509,307
03/01/24	4.200%	81,000	83,503
Total			2,610,837

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.6%
Alberta Energy Co., Ltd. Senior Unsecured 11/01/31	7.375%	695,000	905,842
Anadarko Finance Co. 05/01/31	7.500%	1,240,000	1,688,169
Anadarko Holding Co. Senior Unsecured 05/15/28	7.150%	570,000	731,655
Apache Corp. Senior Unsecured 09/15/18	6.900%	750,000	898,084
04/15/22	3.250%	64,000	65,829
04/15/43	4.750%	268,000	280,859
Burlington Resources Finance Co. 12/01/31	7.400%	530,000	747,793
Burlington Resources, Inc. 03/15/25	8.200%	300,000	408,592
Canadian Natural Resources Ltd. Senior Unsecured 06/30/33	6.450%	699,000	873,892
ConocoPhillips Senior Unsecured 07/15/18	6.650%	605,000	721,344
03/30/29	7.000%	475,000	630,241
Devon Energy Corp. Senior Unsecured 01/15/19	6.300%	1,050,000	1,232,908
Devon Financing Corp. LLC 09/30/31	7.875%	550,000	772,598
EOG Resources, Inc. Senior Unsecured 03/15/23	2.625%	707,000	682,280
Hess Corp. Senior Unsecured 10/01/29	7.875%	725,000	999,038
Kerr-McGee Corp. 09/15/31	7.875%	800,000	1,129,876
Occidental Petroleum Corp. Senior Unsecured 02/15/17	1.750%	244,000	248,513
02/01/21	4.100%	1,250,000	1,362,987
Talisman Energy, Inc. Senior Unsecured 06/01/19	7.750%	795,000	984,782
02/01/37	5.850%	340,000	373,959
02/01/38	6.250%	345,000	401,157
Tosco Corp. 02/15/30	8.125%	775,000	1,144,773
Total			17,285,171

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
BG Energy Capital PLC(a) 10/15/41	5.125%	200,000	221,198
BP Capital Markets PLC 03/10/15	3.875%	1,450,000	1,486,112
11/06/17	1.375%	497,000	497,701
05/06/22	3.245%	715,000	723,842
09/26/23	3.994%	1,212,000	1,276,834
02/10/24	3.814%	409,000	422,559
Cenovus Energy, Inc. Senior Unsecured 08/15/22	3.000%	300,000	294,764
11/15/39	6.750%	665,000	864,585
Chevron Corp. Senior Unsecured 12/05/22	2.355%	435,000	418,150
06/24/23	3.191%	269,000	273,213
Shell International Finance BV 09/22/19	4.300%	1,000,000	1,111,406
03/25/20	4.375%	400,000	445,002
08/12/23	3.400%	489,000	499,148
12/15/38	6.375%	480,000	632,415
Suncor Energy, Inc. Senior Unsecured 06/01/18	6.100%	970,000	1,125,748
Total Capital International SA 06/19/21	2.750%	1,530,000	1,533,343
02/17/22	2.875%	500,000	499,107
Total Capital International Sa 06/28/17	1.550%	311,000	315,453
Total Capital SA 03/15/16	2.300%	1,170,000	1,203,652
Total			13,844,232
Leisure 0.2%
Historic TW, Inc. 05/15/29	6.625%	565,000	719,971
Time Warner, Inc. 01/15/21	4.700%	400,000	442,920
03/29/21	4.750%	300,000	332,654
04/15/31	7.625%	450,000	618,304
05/01/32	7.700%	690,000	958,164
Viacom, Inc. Senior Unsecured 02/27/15	1.250%	209,000	210,168
10/05/17	6.125%	375,000	429,747
12/15/21	3.875%	568,000	594,917
03/15/23	3.250%	167,000	164,861
03/15/43	4.375%	269,000	249,701
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The) Senior Unsecured 12/15/17	5.875%	500,000	575,252
05/30/19	1.850%	585,000	581,592
Total			5,878,251
Life Insurance 0.8%
AIG SunAmerica Global Financing X Senior Secured(a) 03/15/32	6.900%	585,000	779,656
American International Group, Inc. Senior Unsecured 08/15/18	8.250%	500,000	621,204
02/15/24	4.125%	767,000	807,371
Jackson National Life Global Funding Senior Secured(a) 06/01/18	4.700%	600,000	640,598
Lincoln National Corp. Senior Unsecured 06/24/21	4.850%	140,000	155,669
03/15/22	4.200%	445,000	474,639
MassMutual Global Funding II(a) Senior Secured 04/14/16	3.125%	290,000	302,206
04/05/17	2.000%	670,000	684,954
08/02/18	2.100%	598,000	604,691
10/17/22	2.500%	1,551,000	1,492,654
MetLife Global Funding I Secured(a) 01/10/18	1.500%	1,314,000	1,304,619
MetLife, Inc. Senior Unsecured 11/13/43	4.875%	490,000	529,857
Metropolitan Life Global Funding I(a) Senior Secured 01/11/16	3.125%	855,000	886,735
06/14/18	3.650%	900,000	963,693
04/11/22	3.875%	1,049,000	1,110,980
New York Life Global Funding(a) 07/24/15	0.750%	825,000	826,268
Secured 02/12/16	0.800%	450,000	451,722
06/18/19	2.150%	1,573,000	1,577,786
Senior Secured 05/04/15	3.000%	1,830,000	1,865,842
Pacific Life Insurance Co. Subordinated Notes(a) 06/15/39	9.250%	490,000	753,781
Pricoa Global Funding I Senior Secured(a) 05/29/18	1.600%	1,439,000	1,410,554

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Financial Group, Inc. 05/15/19	8.875%	500,000	645,534
Principal Life Global Funding II(a) Senior Secured 12/11/15	1.000%	478,000	480,542
10/15/18	2.250%	2,018,000	2,026,598
Prudential Insurance Co. of America (The) Senior Subordinated Notes(a) 07/01/25	8.300%	2,060,000	2,809,453
Total			24,207,606
Media and Entertainment 0.2%
21st Century Fox America, Inc. 05/18/18	7.250%	375,000	450,744
07/15/24	9.500%	407,000	555,312
10/30/25	7.700%	400,000	527,413
04/30/28	7.300%	350,000	442,296
12/15/34	6.200%	450,000	550,894
CBS Corp. 07/30/30	7.875%	795,000	1,068,307
07/01/42	4.850%	1,075,000	1,066,902
Discovery Communications LLC 06/15/21	4.375%	200,000	216,488
05/15/22	3.300%	500,000	497,722
Thomson Reuters Corp. 07/15/18	6.500%	725,000	849,366
Total			6,225,444
Metals 0.2%
BHP Billiton Finance USA Ltd. 02/24/15	1.000%	157,000	157,744
09/30/18	2.050%	554,000	560,646
09/30/43	5.000%	497,000	549,277
Barrick North America Finance LLC 05/30/21	4.400%	400,000	418,510
Freeport-McMoRan Copper & Gold, Inc. 03/15/23	3.875%	300,000	299,087
Senior Unsecured 03/01/17	2.150%	917,000	935,946
03/01/22	3.550%	580,000	574,374
Nucor Corp. Senior Unsecured 12/01/37	6.400%	250,000	305,679
Placer Dome, Inc. Senior Unsecured 10/15/35	6.450%	780,000	833,525
Rio Tinto Finance USA Ltd. 05/01/19	9.000%	390,000	511,310
11/02/20	3.500%	300,000	313,884
09/20/21	3.750%	1,104,000	1,162,738
Total			6,622,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.3%
AGL Capital Corp. 07/15/16	6.375%	800,000	882,606
08/15/19	5.250%	800,000	905,802
10/01/34	6.000%	1,000,000	1,231,321
Boston Gas Co. Senior Unsecured(a) 02/15/42	4.487%	359,000	368,030
CMS Energy Corp. Senior Unsecured 06/15/19	8.750%	580,000	747,938
CenterPoint Energy Resources Corp. Senior Unsecured 11/01/17	6.125%	395,000	451,836
NiSource Finance Corp. 01/15/19	6.800%	377,000	449,592
09/15/20	5.450%	225,000	257,540
02/15/23	3.850%	237,000	243,041
02/01/42	5.800%	381,000	436,502
02/15/44	4.800%	572,000	578,291
TransCanada PipeLines Ltd. Senior Unsecured 01/15/19	7.125%	677,000	824,120
10/15/37	6.200%	500,000	632,838
08/15/38	7.250%	585,000	816,996
Total			8,826,453
Natural Gas 0.4%
ANR Pipeline Co. Senior Unsecured 11/01/21	9.625%	200,000	282,041
Atmos Energy Corp. Senior Unsecured 03/15/19	8.500%	1,146,000	1,465,659
Magellan Midstream Partners LP Senior Unsecured 07/15/19	6.550%	1,065,000	1,265,597
02/01/21	4.250%	510,000	555,543
10/15/43	5.150%	438,000	479,928
Sempra Energy Senior Unsecured 06/15/18	6.150%	370,000	429,456
02/15/19	9.800%	1,672,000	2,222,003
06/15/24	3.550%	470,000	473,290
Spectra Energy Capital LLC 10/01/19	8.000%	1,345,000	1,696,974
03/01/20	5.650%	1,465,000	1,652,781
09/15/38	7.500%	490,000	636,811
Texas Eastern Transmission LP Senior Unsecured(a) 10/15/22	2.800%	660,000	635,490
Total			11,795,573

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT —%
Boston Properties LP Senior Unsecured 11/15/18	3.700%	860,000	916,555
05/15/21	4.125%	378,000	401,345
Total			1,317,900
Oil Field Services 0.3%
Cameron International Corp. Senior Unsecured 04/30/15	1.600%	296,000	298,293
Diamond Offshore Drilling, Inc. Senior Unsecured 11/01/23	3.450%	984,000	986,586
Halliburton Co. Senior Unsecured 02/15/21	8.750%	400,000	519,120
09/15/39	7.450%	240,000	347,473
Nabors Industries, Inc. 02/15/18	6.150%	400,000	455,722
09/15/21	4.625%	1,840,000	1,993,062
National Oilwell Varco, Inc. Senior Unsecured 12/01/17	1.350%	432,000	432,120
Noble Holding International Ltd. 03/15/22	3.950%	96,000	98,329
Schlumberger Investment SA(a) 09/14/21	3.300%	344,000	356,816
Schlumberger Ltd.(a) 01/15/21	4.200%	610,000	667,677
Transocean, Inc. 11/15/20	6.500%	810,000	936,813
12/15/21	6.375%	724,000	837,553
12/15/41	7.350%	67,000	84,906
Weatherford International Ltd. 04/15/22	4.500%	111,000	118,021
03/01/39	9.875%	375,000	583,023
09/15/40	6.750%	280,000	343,553
04/15/42	5.950%	125,000	141,761
Total			9,200,828
Other Industry —%
Hutchison Whampoa International 11 Ltd.(a) 01/13/22	4.625%	1,200,000	1,294,147
Other REIT —%
Duke Realty LP 02/15/21	3.875%	521,000	541,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility —%
American Water Capital Corp. Senior Unsecured 10/15/37	6.593%	300,000	397,883
Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured 11/06/22	2.900%	870,000	841,320
Amgen, Inc. Senior Unsecured 06/01/37	6.375%	1,100,000	1,362,131
11/15/41	5.150%	1,465,000	1,571,995
Gilead Sciences, Inc. Senior Unsecured 12/01/21	4.400%	500,000	549,003
GlaxoSmithKline Capital, Inc. 03/18/16	0.700%	592,000	593,465
Merck & Co, Inc. Senior Unsecured 05/18/23	2.800%	968,000	945,894
Pfizer, Inc. Senior Unsecured 06/15/23	3.000%	1,530,000	1,528,077
Total			7,391,885
Property & Casualty 0.3%
ACE INA Holdings, Inc. 05/15/15	5.600%	630,000	657,736
Berkshire Hathaway Finance Corp. 12/15/15	2.450%	333,000	342,439
05/15/18	5.400%	2,200,000	2,516,206
05/15/22	3.000%	1,000,000	1,005,495
01/15/40	5.750%	385,000	461,588
Berkshire Hathaway, Inc. Senior Unsecured 08/15/21	3.750%	488,000	522,565
CNA Financial Corp. Senior Unsecured 12/15/14	5.850%	615,000	630,361
08/15/16	6.500%	300,000	334,147
11/15/19	7.350%	360,000	444,070
Liberty Mutual Group, Inc.(a) 06/01/21	5.000%	330,000	362,993
Nationwide Mutual Insurance Co. Subordinated Notes(a) 08/15/39	9.375%	1,170,000	1,820,946
Travelers Property Casualty Corp. Senior Unsecured 04/15/26	7.750%	605,000	829,132
Total			9,927,678

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
Burlington Northern Santa Fe LLC Senior Unsecured 03/15/22	3.050%	217,000	218,065
03/15/23	3.000%	155,000	152,472
08/15/30	7.950%	500,000	701,198
05/01/40	5.750%	790,000	943,981
03/15/42	4.400%	500,000	495,642
CSX Corp. Senior Unsecured 05/01/17	7.900%	625,000	726,992
02/01/19	7.375%	815,000	997,614
06/01/21	4.250%	215,000	234,376
Canadian Pacific Railway Co. Senior Unsecured 05/15/19	7.250%	450,000	552,983
Norfolk Southern Corp. Senior Unsecured 02/15/23	2.903%	883,000	859,725
05/23/11	6.000%	1,072,000	1,277,050
Union Pacific Corp. Senior Unsecured 07/15/22	4.163%	849,000	925,350
Total			8,085,448
REITs 0.1%
ProLogis LP 03/15/20	6.875%	331,000	397,694
Ventas Realty LP/Capital Corp. 06/01/21	4.750%	500,000	548,179
WEA Finance LLC/WT Finance Australia Propriety Ltd.(a) 09/02/19	6.750%	1,407,000	1,753,603
Total			2,699,476
Retail REIT 0.1%
Simon Property Group LP Senior Unsecured 02/01/15	4.200%	1,000,000	1,012,039
05/30/18	6.125%	900,000	1,047,105
02/01/24	3.750%	1,750,000	1,797,771
Total			3,856,915
Retailers 0.1%
Advance Auto Parts, Inc. 01/15/22	4.500%	700,000	746,255
CVS Caremark Corp. Senior Unsecured 09/15/39	6.125%	430,000	535,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Pass-Through Trust(a) Pass-Through Certificates 10/10/25	6.204%	275,049	313,945
01/10/34	5.926%	524,006	604,622
Gap, Inc. (The) Senior Unsecured 04/12/21	5.950%	820,000	948,973
Macy's Retail Holdings, Inc. 03/15/37	6.375%	400,000	497,402
Target Corp. Senior Unsecured 11/01/32	6.350%	150,000	188,497
Total			3,835,119
Supermarkets 0.1%
Kroger Co. (The) 08/15/17	6.400%	300,000	343,686
01/15/20	6.150%	440,000	516,588
04/01/31	7.500%	1,220,000	1,607,775
Total			2,468,049
Supranational 0.1%
African Development Bank Subordinated Notes 09/01/19	8.800%	1,700,000	2,181,500
Corporación Andina de Fomento Senior Unsecured 01/15/16	3.750%	1,192,000	1,239,825
Total			3,421,325
Technology 0.8%
Apple, Inc. Senior Unsecured 05/03/18	1.000%	2,084,000	2,038,060
05/03/23	2.400%	1,645,000	1,554,013
Arrow Electronics, Inc. Senior Unsecured 04/01/20	6.000%	760,000	851,388
01/15/27	7.500%	959,000	1,183,707
Cisco Systems, Inc. Senior Unsecured 01/15/40	5.500%	1,460,000	1,699,953
Dell, Inc. Senior Unsecured 04/15/28	7.100%	390,000	401,700
HP Enterprise Services LLC Senior Unsecured 10/15/29	7.450%	300,000	368,166
Hewlett-Packard Co. Senior Unsecured 09/15/21	4.375%	1,058,000	1,134,451

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp. Senior Unsecured 07/22/16	1.950%	993,000	1,019,038
10/15/18	7.625%	640,000	791,309
08/01/27	6.220%	655,000	825,200
11/29/32	5.875%	500,000	624,303
Intuit, Inc. Senior Unsecured 03/15/17	5.750%	1,100,000	1,228,161
Microsoft Corp. Senior Unsecured 09/25/15	1.625%	360,000	365,946
11/15/22	2.125%	523,000	500,758
12/15/23	3.625%	667,000	697,246
10/01/40	4.500%	518,000	537,522
National Semiconductor Corp. Senior Unsecured 04/15/15	3.950%	565,000	581,427
06/15/17	6.600%	1,115,000	1,290,696
Oracle Corp. Senior Unsecured 10/15/22	2.500%	1,700,000	1,626,429
07/15/23	3.625%	900,000	927,225
04/15/38	6.500%	280,000	361,006
07/08/39	6.125%	339,000	425,374
07/15/40	5.375%	155,000	176,199
Pitney Bowes, Inc. Senior Unsecured 03/15/18	5.600%	150,000	167,640
Xerox Corp. Senior Unsecured 02/01/17	6.750%	500,000	567,284
12/15/19	5.625%	475,000	545,270
Total			22,489,471
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(a) 10/15/37	7.000%	610,000	799,314
Senior Unsecured 08/16/21	4.500%	600,000	652,792
Penske Truck Leasing Co. LP/Corp. Senior Unsecured(a) 07/11/14	2.500%	850,000	850,439
Ryder System, Inc. Senior Unsecured 06/01/17	3.500%	705,000	745,772
United Parcel Service of America, Inc. Senior Unsecured(c) 04/01/30	8.375%	225,000	328,767
Total			3,377,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.5%
Alltel Corp. Senior Unsecured 05/01/29	6.800%	2,250,000	2,787,017
America Movil SAB de CV 03/30/20	5.000%	650,000	720,636
03/30/40	6.125%	300,000	353,346
Senior Unsecured 07/16/22	3.125%	1,297,000	1,276,248
America Movil SAB de CV(c) Senior Unsecured 09/12/16	1.230%	1,680,000	1,700,133
American Tower Corp. Senior Unsecured 01/31/23	3.500%	670,000	657,029
Centel Capital Corp. 10/15/19	9.000%	350,000	425,903
Crown Castle Towers LLC(a) Senior Secured 08/15/35	3.214%	1,160,000	1,178,495
01/15/40	6.113%	1,000,000	1,177,026
Rogers Communications, Inc. 05/01/32	8.750%	1,075,000	1,510,207
Vodafone Group PLC Senior Unsecured 03/20/17	1.625%	2,200,000	2,217,723
Total			14,003,763
Wirelines 0.7%
AT&T, Inc. Senior Unsecured 02/12/16	0.900%	1,362,000	1,365,604
02/15/19	5.800%	1,000,000	1,163,508
05/15/21	4.450%	600,000	658,841
01/15/38	6.300%	750,000	910,043
09/01/40	5.350%	1,821,000	1,980,738
12/15/42	4.300%	1,158,000	1,096,180
06/15/45	4.350%	1,219,000	1,155,512
British Telecommunications PLC 06/22/15	2.000%	205,000	207,910
Senior Unsecured 06/28/16	1.625%	231,000	234,182
02/14/19	2.350%	200,000	201,662
12/15/30	9.625%	350,000	557,463
Deutsche Telekom International Finance BV 08/20/18	6.750%	525,000	622,531
06/15/30	8.750%	290,000	424,123
Deutsche Telekom International Finance BV(a) 03/06/17	2.250%	500,000	512,955
03/06/42	4.875%	150,000	156,900

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Orange SA Senior Unsecured 03/01/31	9.000%	790,000	1,188,988
Qwest Corp. Senior Unsecured 12/01/21	6.750%	1,063,000	1,230,678
Telefonica Emisiones SAU 06/20/16	6.421%	790,000	869,705
04/27/18	3.192%	241,000	251,863
07/15/19	5.877%	1,000,000	1,159,388
02/16/21	5.462%	120,000	135,950
Verizon Communications, Inc. Senior Unsecured 12/01/30	7.750%	1,530,000	2,098,268
02/15/38	6.400%	180,000	219,841
Verizon Maryland LLC 06/15/33	5.125%	500,000	509,446
Verizon New England, Inc. 11/15/29	7.875%	645,000	822,314
Verizon Pennsylvania LLC 12/01/28	6.000%	1,015,000	1,104,555
Total			20,839,148
Total Corporate Bonds & Notes (Cost: $469,478,554)			493,827,958

Residential Mortgage-Backed Securities — Agency 24.9%

FDIC Trust CMO Series 2013-N1 Class A(a)(e) 10/25/18	4.500%	550,741	558,435
Federal Home Loan Banks CMO Series 2015-TQ Class A(e) 10/20/15	5.065%	792,417	829,175
Federal Home Loan Mortgage Corp.(c)(e) 11/01/36	2.375%	498,121	531,020
07/01/36	3.792%	255,303	265,096
07/01/40	4.006%	1,634,098	1,741,348
CMO Series 2551 Class NS 01/15/33	14.205%	483,343	613,074
CMO Series 264 Class F1 07/15/42	0.702%	7,153,971	7,168,104
CMO Series 267 Class F5 08/15/42	0.652%	2,682,332	2,699,022
CMO Series 274 Class F1 08/15/42	0.652%	1,364,224	1,364,615
CMO Series 279 Class F6 09/15/42	0.602%	2,674,519	2,668,994
CMO Series 281 Class F1 10/15/42	0.652%	1,358,188	1,357,533

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3102 Class FB 01/15/36	0.452%	488,514	489,608
CMO Series 3147 Class PF 04/15/36	0.452%	925,038	926,971
CMO Series 3229 Class AF 08/15/23	0.402%	846,426	848,014
CMO Series 3523 Class SD 06/15/36	19.245%	200,244	273,085
CMO Series 3549 Class FA 07/15/39	1.352%	330,041	335,773
CMO Series 3688 Class CU 11/15/21	6.722%	879,494	940,616
CMO Series 3688 Class GT 11/15/46	7.210%	1,463,701	1,754,670
CMO Series 3804 Class FN 03/15/39	0.602%	654,319	655,305
CMO Series 3852 Class QN 05/15/41	5.500%	1,527,756	1,592,567
CMO Series 3966 Class BF 10/15/40	0.652%	2,817,419	2,827,122
CMO Series 3997 Class PF 11/15/39	0.602%	1,633,631	1,637,416
CMO Series 4012 Class FN 03/15/42	0.652%	3,698,722	3,704,855
CMO Series 4048 Class FB 10/15/41	0.552%	4,014,048	4,049,629
CMO Series 4048 Class FJ 07/15/37	0.552%	3,437,350	3,421,951
CMO Series 4087 Class FA 05/15/39	0.602%	2,954,321	2,972,673
CMO Series 4095 Class FB 04/15/39	0.552%	3,558,389	3,559,788
CMO Series 4272 Class W 04/15/40	5.616%	6,440,099	6,945,474
Structured Pass-Through Securities CMO Series T-62 Class 1A1 10/25/44	1.324%	1,598,159	1,626,001
Federal Home Loan Mortgage Corp.(c)(e)(f) CMO IO STRIPS Series 239 Class S30 08/15/36	7.548%	1,642,068	327,725
CMO IO Series 3380 Class SI 10/15/37	6.218%	6,622,348	1,062,220
CMO IO Series 3385 Class SN 11/15/37	5.848%	592,300	69,239
CMO IO Series 3451 Class SA 05/15/38	5.898%	895,047	117,284
CMO IO Series 3531 Class SM 05/15/39	5.948%	1,055,971	150,254
CMO IO Series 3608 Class SC 12/15/39	6.098%	1,781,481	238,424
CMO IO Series 3740 Class SB 10/15/40	5.848%	2,126,889	357,392
CMO IO Series 3740 Class SC 10/15/40	5.848%	3,133,143	536,219
CMO IO Series 3802 Class LS 01/15/40	1.939%	3,859,251	266,100

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e) 03/01/33	3.000%	2,910,489	2,959,144
01/01/32 – 06/01/42	3.500%	7,636,794	7,853,648
12/01/32 – 06/01/42	4.000%	8,417,573	8,930,642
05/01/41	4.500%	5,752,211	6,253,479
08/01/40	5.000%	4,909,382	5,445,324
02/01/24 – 05/01/38	5.500%	3,866,045	4,296,671
09/01/21 – 09/01/37	6.000%	7,583,959	8,471,624
11/01/22 – 10/17/38	6.500%	4,529,221	5,097,836
09/01/37 – 02/01/38	7.500%	254,669	275,720
CMO Series 2127 Class PG 02/15/29	6.250%	791,691	874,829
CMO Series 2165 Class PE 06/15/29	6.000%	282,343	313,574
CMO Series 2326 Class ZQ 06/15/31	6.500%	1,419,951	1,585,533
CMO Series 2399 Class TH 01/15/32	6.500%	676,714	763,835
CMO Series 2517 Class Z 10/15/32	5.500%	591,311	643,996
CMO Series 2545 Class HG 12/15/32	5.500%	1,025,491	1,122,022
CMO Series 2557 Class HL 01/15/33	5.300%	1,097,856	1,200,021
CMO Series 2568 Class KG 02/15/23	5.500%	1,682,178	1,830,198
CMO Series 2586 Class TG 03/15/23	5.500%	2,671,206	2,934,189
CMO Series 2597 Class AE 04/15/33	5.500%	849,952	938,676
CMO Series 262 Class 35 07/15/42	3.500%	9,914,714	10,186,875
CMO Series 2752 Class EZ 02/15/34	5.500%	2,913,133	3,165,918
CMO Series 2764 Class UE 10/15/32	5.000%	759,739	801,580
CMO Series 2764 Class ZG 03/15/34	5.500%	1,774,485	1,976,653
CMO Series 2802 Class VG 07/15/23	5.500%	1,057,327	1,069,215
CMO Series 2825 Class VQ 07/15/26	5.500%	1,381,523	1,412,359
CMO Series 2953 Class PG 03/15/35	5.500%	4,000,000	4,438,036
CMO Series 2986 Class CH 06/15/25	5.000%	1,511,393	1,644,163
CMO Series 2989 Class TG 06/15/25	5.000%	1,210,579	1,318,033
CMO Series 299 Class 300 01/15/43	3.000%	1,848,614	1,836,260
CMO Series 2990 Class UZ 06/15/35	5.750%	2,546,413	2,735,153
CMO Series 3075 Class PD 01/15/35	5.500%	558,393	592,893
CMO Series 3101 Class UZ 01/15/36	6.000%	1,162,491	1,281,258

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3123 Class AZ 03/15/36	6.000%	1,691,015	1,880,538
CMO Series 3143 Class BC 02/15/36	5.500%	1,483,001	1,650,197
CMO Series 3164 Class MG 06/15/36	6.000%	497,321	550,411
CMO Series 3195 Class PD 07/15/36	6.500%	1,184,623	1,334,077
CMO Series 3200 Class AY 08/15/36	5.500%	1,091,857	1,215,971
CMO Series 3213 Class JE 09/15/36	6.000%	2,192,710	2,428,837
CMO Series 3218 Class BE 09/15/35	6.000%	1,034,956	1,074,276
CMO Series 3229 Class HE 10/15/26	5.000%	2,216,000	2,441,494
CMO Series 3266 Class D 01/15/22	5.000%	3,065,275	3,256,503
CMO Series 3402 Class NC 12/15/22	5.000%	1,181,669	1,264,451
CMO Series 3423 Class PB 03/15/38	5.500%	2,000,000	2,247,154
CMO Series 3453 Class B 05/15/38	5.500%	475,339	518,200
CMO Series 3461 Class Z 06/15/38	6.000%	4,296,133	4,907,442
CMO Series 3501 Class CB 01/15/39	5.500%	1,293,847	1,445,160
CMO Series 3666 Class VA 12/15/22	5.500%	832,704	842,493
CMO Series 3680 Class MA 07/15/39	4.500%	3,238,654	3,505,652
CMO Series 3684 Class CY 06/15/25	4.500%	2,000,000	2,166,636
CMO Series 3687 Class MA 02/15/37	4.500%	2,041,798	2,163,836
CMO Series 3704 Class CT 12/15/36	7.000%	2,561,622	3,050,582
CMO Series 3704 Class DT 11/15/36	7.500%	2,318,197	2,665,468
CMO Series 3704 Class ET 12/15/36	7.500%	1,810,440	2,190,866
CMO Series 3707 Class B 08/15/25	4.500%	2,027,855	2,202,764
CMO Series 3720 Class A 09/15/25	4.500%	1,160,727	1,265,262
CMO Series 3819 Class ZQ 04/15/36	6.000%	2,313,585	2,618,956
CMO Series 3827 Class BM 08/15/39	5.500%	1,686,713	1,867,193
CMO Series 3890 Class ME 07/15/41	5.000%	1,000,000	1,157,161
CMO Series 3957 Class B 11/15/41	4.000%	1,138,149	1,193,071
CMO Series 3966 Class NA 12/15/41	4.000%	1,898,966	1,959,853

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4015 Class MY 03/15/42	3.500%	2,000,000	1,955,922
CMO Series 4173 Class NB 03/15/43	3.000%	2,000,000	1,831,268
CMO Series 4177 Class MQ 03/15/43	2.500%	1,000,000	856,649
CMO Series 4217 Class KY 06/15/43	3.000%	1,200,000	1,091,467
CMO Series 4219 Class JA 08/15/39	3.500%	4,717,312	4,884,708
CMO Series 4240 Class B 08/15/33	3.000%	2,000,000	1,801,264
CMO Series 4244 Class GL 08/15/33	3.000%	1,000,000	953,328
CMO Series R006 Class ZA 04/15/36	6.000%	1,759,588	1,915,658
CMO Series R007 Class ZA 05/15/36	6.000%	3,519,347	3,846,364
Structured Pass-Through Securities CMO Series T-56 Class A5 05/25/43	5.231%	1,846,792	2,006,035
Federal Home Loan Mortgage Corp.(e)(g) CMO PO STRIPS Series 197 Class PO 04/01/28	0.000%	539,347	509,863
CMO PO STRIPS Series 310 Class PO 09/15/43	0.000%	3,398,275	2,579,948
CMO PO Series 2235 Class KP 06/15/30	0.000%	347,297	327,954
CMO PO Series 2777 Class KO 02/15/33	0.000%	113,747	113,516
CMO PO Series 2967 Class EA 04/15/20	0.000%	239,117	237,072
CMO PO Series 3077 Class TO 04/15/35	0.000%	485,482	465,105
CMO PO Series 3100 Class PO 01/15/36	0.000%	780,675	736,961
CMO PO Series 3117 Class OG 02/15/36	0.000%	507,055	483,131
CMO PO Series 3136 Class PO 04/15/36	0.000%	334,756	324,922
CMO PO Series 3200 Class PO 08/15/36	0.000%	451,641	422,761
CMO PO Series 3316 Class JO 05/15/37	0.000%	174,031	157,328
CMO PO Series 3393 Class JO 09/15/32	0.000%	541,934	481,271
CMO PO Series 3510 Class OD 02/15/37	0.000%	661,707	611,663
CMO PO Series 3607 Class AO 04/15/36	0.000%	577,109	530,218
CMO PO Series 3607 Class EO 02/15/33	0.000%	127,591	125,662
CMO PO Series 3607 Class PO 05/15/37	0.000%	655,760	562,920
CMO PO Series 3607 Class TO 10/15/39	0.000%	811,407	712,097

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 3621 Class BO 01/15/40	0.000%	407,151	355,776
CMO PO Series 3623 Class LO 01/15/40	0.000%	652,138	572,436
Federal Home Loan Mortgage Corp.(e)(f) CMO IO Series 3688 Class NI 04/15/32	5.000%	2,325,008	237,412
CMO IO Series 3714 Class IP 08/15/40	5.000%	2,528,177	479,271
CMO IO Series 3739 Class LI 03/15/34	4.000%	3,454,219	232,187
CMO IO Series 3747 Class HI 07/15/37	4.500%	4,359,412	442,133
CMO IO Series 3756 Class IP 08/15/35	4.000%	885,828	19,234
CMO IO Series 3760 Class GI 10/15/37	4.000%	1,635,862	159,250
CMO IO Series 3772 Class IO 09/15/24	3.500%	1,501,497	86,647
CMO IO Series 3779 Class IH 11/15/34	4.000%	2,261,340	185,093
CMO IO Series 3800 Class AI 11/15/29	4.000%	2,368,421	175,108
Federal National Mortgage Association(c)(e) 01/01/23	0.491%	6,500,000	6,514,952
01/01/23	0.501%	3,882,447	3,877,001
01/01/23	0.511%	1,943,475	1,961,312
10/01/22	0.541%	5,500,000	5,547,633
09/01/22	0.591%	1,500,000	1,509,971
11/01/23	0.611%	4,946,209	4,987,462
12/01/23	0.621%	3,000,000	3,022,576
08/01/23	0.631%	1,903,000	1,918,332
11/01/23	0.641%	2,500,000	2,500,072
08/01/22	0.701%	1,926,156	1,943,245
04/01/22	0.761%	2,000,000	2,017,406
04/01/22	0.921%	1,500,000	1,510,848
03/01/36	2.875%	1,583,420	1,684,863
12/25/33	13.796%	408,456	474,911
CMO Class 2005-SV Series 75 09/25/35	23.592%	368,282	520,270
CMO Series 2003-129 Class FD 01/25/24	0.652%	583,062	586,583
CMO Series 2003-W8 Class 3F1 05/25/42	0.552%	455,745	458,574
CMO Series 2004-36 Class FA 05/25/34	0.552%	726,548	728,022
CMO Series 2005-74 Class SK 05/25/35	19.712%	474,794	662,909
CMO Series 2005-W3 Class 2AF 03/25/45	0.372%	1,191,877	1,189,813
CMO Series 2006-56 Class FC 07/25/36	0.442%	626,280	626,684
CMO Series 2006-56 Class PF 07/25/36	0.502%	472,566	473,814

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-101 Class A2 06/27/36	0.402%	2,206,483	2,172,620
CMO Series 2007-108 Class AN 11/25/37	8.302%	682,827	820,228
CMO Series 2008-18 Class FA 03/25/38	1.052%	501,095	507,047
CMO Series 2010-28 Class BS 04/25/40	11.246%	373,736	417,333
CMO Series 2010-35 Class SJ 04/25/40	17.160%	1,000,000	1,369,121
CMO Series 2010-49 Class SC 03/25/40	12.356%	1,285,262	1,474,769
CMO Series 2010-61 Class WA 06/25/40	5.970%	419,152	459,369
CMO Series 2011-101 Class FM 01/25/41	0.702%	1,350,633	1,358,811
CMO Series 2011-124 Class JF 02/25/41	0.552%	1,203,814	1,204,591
CMO Series 2011-2 Class WA 02/25/51	5.821%	649,585	705,784
CMO Series 2011-43 Class WA 05/25/51	5.834%	1,025,384	1,117,963
CMO Series 2011-75 Class FA 08/25/41	0.702%	853,966	862,375
CMO Series 2012-101 Class FC 09/25/42	0.652%	1,795,528	1,786,401
CMO Series 2012-108 Class F 10/25/42	0.652%	3,610,886	3,598,327
CMO Series 2012-112 Class FD 10/25/42	0.652%	1,374,506	1,372,100
CMO Series 2012-137 Class CF 08/25/41	0.452%	2,254,854	2,231,753
CMO Series 2012-14 Class FG 07/25/40	0.552%	2,264,722	2,264,598
CMO Series 2012-47 Class HF 05/25/27	0.552%	6,871,065	6,897,910
CMO Series 2012-58 Class FA 03/25/39	0.652%	2,967,057	2,979,905
CMO Series 411 Class F1 08/25/42	0.702%	4,527,993	4,550,936
CMO Series 412 Class F2 08/25/42	0.652%	2,242,642	2,245,152
Series 2003-W16 Class AF5 11/25/33	4.617%	1,521,491	1,554,449
Series 2013-M9 Class A2 01/25/23	2.389%	3,000,000	2,919,573
Federal National Mortgage Association(c)(e)(f) CMO IO Series 1996-4 Class SA 02/25/24	8.348%	244,656	50,735
CMO IO Series 2006-117 Class GS 12/25/36	6.498%	701,340	138,434
CMO IO Series 2006-43 Class SI 06/25/36	6.448%	3,064,782	411,163
CMO IO Series 2006-58 Class IG 07/25/36	6.368%	1,224,869	179,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2006-8 Class WN 03/25/36	6.548%	2,652,657	474,878
CMO IO Series 2006-94 Class GI 10/25/26	6.498%	1,802,812	251,918
CMO IO Series 2007-109 Class PI 12/25/37	6.198%	1,959,302	263,867
CMO IO Series 2007-65 Class KI 07/25/37	6.468%	952,930	120,849
CMO IO Series 2007-72 Class EK 07/25/37	6.248%	3,308,627	483,041
CMO IO Series 2007-W7 Class 2A2 07/25/37	6.378%	1,590,716	189,120
CMO IO Series 2009-112 Class ST 01/25/40	6.098%	1,199,073	165,642
CMO IO Series 2009-17 Class QS 03/25/39	6.498%	805,690	107,445
CMO IO Series 2009-37 Class KI 06/25/39	5.848%	3,023,886	436,255
CMO IO Series 2009-68 Class SA 09/25/39	6.598%	1,593,629	263,591
CMO IO Series 2010-125 Class SA 11/25/40	4.288%	5,767,129	592,372
CMO IO Series 2010-147 Class SA 01/25/41	6.378%	4,470,257	940,768
CMO IO Series 2010-35 Class SB 04/25/40	6.268%	1,018,986	124,699
CMO IO Series 2010-42 Class S 05/25/40	6.248%	892,680	131,296
CMO IO Series 2010-68 Class SA 07/25/40	4.848%	4,973,253	621,188
CMO IO Series 2011-30 Class LS 04/25/41	2.020%	3,243,717	257,352
Federal National Mortgage Association(e) 10/25/33 – 02/01/43	3.000%	8,719,061	8,483,427
04/25/31 – 08/01/43	3.500%	55,778,458	57,157,960
04/01/20 – 07/01/42	4.000%	7,472,982	7,895,170
10/01/19 – 08/01/40	5.000%	7,613,898	8,425,563
10/01/21 – 10/01/39	5.500%	12,138,291	13,559,397
10/01/19 – 11/01/48	6.000%	15,912,343	17,664,514
02/01/24 – 02/01/39	6.500%	10,680,730	12,074,516
04/01/37 – 01/01/39	7.000%	3,156,360	3,550,168
05/01/22 – 08/01/37	7.500%	424,279	471,963
CMO Series 1999-7 Class AB 03/25/29	6.000%	633,894	708,571
CMO Series 2001-60 Class PX 11/25/31	6.000%	762,907	850,853
CMO Series 2002-50 Class ZA 05/25/31	6.000%	3,088,407	3,420,345
CMO Series 2002-78 Class Z 12/25/32	5.500%	1,118,876	1,216,462
CMO Series 2003-23 Class EQ 04/25/23	5.500%	2,000,000	2,206,748
CMO Series 2004-50 Class VZ 07/25/34	5.500%	3,462,153	3,780,757
CMO Series 2004-65 Class LT 08/25/24	4.500%	760,941	825,158

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-W10 Class A6 08/25/34	5.750%	3,000,000	3,341,553
CMO Series 2005-121 Class DX 01/25/26	5.500%	1,548,258	1,709,910
CMO Series 2005-67 Class EY 08/25/25	5.500%	673,830	746,489
CMO Series 2006-102 Class MD 01/25/35	6.000%	264,734	267,221
CMO Series 2006-105 Class ME 11/25/36	5.500%	1,500,000	1,707,641
CMO Series 2006-16 Class HZ 03/25/36	5.500%	6,479,466	7,226,782
CMO Series 2006-W3 Class 2A 09/25/46	6.000%	702,981	793,359
CMO Series 2007-104 Class ZE 08/25/37	6.000%	1,685,326	1,823,353
CMO Series 2007-116 Class PB 08/25/35	5.500%	810,808	900,372
CMO Series 2007-18 Class MZ 03/25/37	6.000%	1,551,006	1,729,829
CMO Series 2007-42 Class B 05/25/37	6.000%	2,000,000	2,206,934
CMO Series 2007-76 Class ZG 08/25/37	6.000%	4,067,042	4,477,577
CMO Series 2008-80 Class GP 09/25/38	6.250%	263,316	292,646
CMO Series 2009-59 Class HB 08/25/39	5.000%	1,594,466	1,723,986
CMO Series 2009-60 Class HT 08/25/39	6.000%	1,600,347	1,797,743
CMO Series 2009-79 Class UA 03/25/38	7.000%	210,999	241,740
CMO Series 2009-W1 Class A 12/25/49	6.000%	3,771,597	4,245,438
CMO Series 2010-111 Class AE 04/25/38	5.500%	5,798,331	6,202,057
CMO Series 2010-111 Class AM 10/25/40	5.500%	3,000,000	3,426,207
CMO Series 2010-133 Class A 05/25/38	5.500%	4,951,472	5,378,180
CMO Series 2010-148 Class MA 02/25/39	4.000%	1,077,065	1,134,346
CMO Series 2010-2 Class LC 02/25/40	5.000%	1,200,000	1,322,744
CMO Series 2010-47 Class AV 05/25/21	5.000%	3,408,746	3,523,962
CMO Series 2010-83 Class DN 12/25/20	4.500%	2,910,053	3,161,374
CMO Series 2011-118 Class MT 11/25/41	7.000%	2,891,912	3,270,164
CMO Series 2011-118 Class NT 11/25/41	7.000%	3,469,603	3,971,098
CMO Series 2011-39 Class ZA 11/25/32	6.000%	1,090,198	1,227,771
CMO Series 2011-44 Class EB 05/25/26	3.000%	3,000,000	2,982,327

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-46 Class B 05/25/26	3.000%	6,000,000	6,099,366
CMO Series 2011-59 Class NZ 07/25/41	5.500%	2,004,213	2,311,204
CMO Series 2012-66 Class CB 06/25/32	3.000%	3,000,000	2,738,655
CMO Series 2013-100 Class WB 10/25/33	3.000%	3,000,000	2,846,469
CMO Series 2013-101 Class E 10/25/33	3.000%	3,000,000	2,828,118
CMO Series 2013-103 Class VG 03/25/30	3.000%	2,500,000	2,372,598
CMO Series 2013-108 Class GU 10/25/33	3.000%	2,500,000	2,336,918
CMO Series 2013-4 Class AJ 02/25/43	3.500%	3,660,535	3,734,463
CMO Series 2013-59 Class PY 06/25/43	2.500%	1,000,000	815,646
CMO Series 2013-81 Class TA 02/25/43	3.000%	2,500,000	2,255,229
CMO Series 2013-90 Class DL 09/25/33	3.500%	1,500,000	1,425,758
CMO Series G94-8 Class K 07/17/24	8.000%	435,719	502,967
Series 2012-M5 Class A2 02/25/22	2.715%	2,122,000	2,140,118
Federal National Mortgage Association(e)(g) CMO PO STRIPS Series 293 Class 1 12/01/24	0.000%	489,555	455,111
CMO PO STRIPS Series 300 Class 1 09/01/24	0.000%	462,216	446,320
CMO PO Series 2000-18 Class EC 10/25/23	0.000%	200,492	193,251
CMO PO Series 2004-46 Class EP 03/25/34	0.000%	476,879	436,112
CMO PO Series 2004-61 Class BO 10/25/32	0.000%	148,171	148,151
CMO PO Series 2006-113 Class PO 07/25/36	0.000%	297,795	292,319
CMO PO Series 2006-15 Class OP 03/25/36	0.000%	473,710	423,580
CMO PO Series 2006-60 Class CO 06/25/35	0.000%	347,929	345,929
CMO PO Series 2006-60 Class DO 04/25/35	0.000%	519,714	507,982
CMO PO Series 2006-8 Class WQ 03/25/36	0.000%	723,452	681,538
CMO PO Series 2006-86 Class OB 09/25/36	0.000%	947,466	886,735
CMO PO Series 2009-113 Class AO 01/25/40	0.000%	518,895	487,259
CMO PO Series 2009-69 Class PO 09/25/39	0.000%	355,381	318,355
CMO PO Series 2009-86 Class BO 03/25/37	0.000%	373,532	357,401

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO PO Series 2009-86 Class OT 10/25/37	0.000%	1,044,170	889,620
CMO PO Series 2010-39 Class OT 10/25/35	0.000%	408,824	382,117
CMO PO Series 2010-68 Class CO 07/25/40	0.000%	815,560	717,828
CMO PO Series 2013-101 Class DO 10/25/43	0.000%	3,824,854	3,066,196
CMO PO Series 2013-128 Class PO 12/25/43	0.000%	2,902,647	2,188,655
CMO PO Series 2013-92 Class PO 09/25/43	0.000%	2,882,743	2,283,131
CMO PO Series 314 Class 1 07/01/31	0.000%	370,277	340,515
CMO PO Series 3151 Class PO 05/15/36	0.000%	448,488	411,285
Federal National Mortgage Association(e)(f) CMO IO Series 2009-71 Class BI 08/25/24	4.500%	328,890	32,436
CMO IO Series 2009-86 Class IP 10/25/39	5.500%	542,296	95,961
CMO IO Series 2009-86 Class UI 10/25/14	4.000%	1,334,995	8,688
CMO IO Series 2010-155 Class KI 01/25/21	3.000%	2,668,248	182,136
Government National Mortgage Association(c)(e) CMO Series 2007-16 Class NS 04/20/37	22.740%	283,060	413,593
CMO Series 2010-H17 Class XQ 07/20/60	5.240%	6,110,900	6,890,883
CMO Series 2011-137 Class WA 07/20/40	5.524%	2,444,801	2,745,597
CMO Series 2012-141 Class WC 01/20/42	3.753%	1,640,065	1,710,770
CMO Series 2012-61 Class FM 05/16/42	0.552%	4,676,985	4,669,371
CMO Series 2012-H10 Class FA 12/20/61	0.702%	2,656,364	2,653,543
CMO Series 2012-H21 Class CF 05/20/61	0.852%	2,739,732	2,753,294
CMO Series 2012-H21 Class DF 05/20/61	0.802%	2,444,960	2,454,014
CMO Series 2012-H26 Class MA 07/20/62	0.702%	1,939,550	1,941,936
CMO Series 2012-H28 Class FA 09/20/62	0.732%	4,642,882	4,653,147
CMO Series 2012-H30 Class JA 01/20/60	0.632%	1,828,580	1,831,154
CMO Series 2012-H30 Class PA 11/20/59	0.602%	1,964,493	1,966,363
CMO Series 2013-54 Class WA 11/20/42	4.714%	3,357,946	3,640,957
CMO Series 2013-75 Class WA 06/20/40	5.234%	1,247,455	1,362,362

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H01 Class TA 01/20/63	0.652%	1,915,177	1,915,160
CMO Series 2013-H05 Class FB 02/20/62	0.552%	2,924,598	2,920,053
CMO Series 2013-H07 Class GA 03/20/63	0.622%	2,764,384	2,750,681
CMO Series 2013-H07 Class HA 03/20/63	0.562%	1,905,276	1,889,948
CMO Series 2013-H09 Class GA 04/20/63	0.632%	2,858,021	2,845,017
CMO Series 2013-H09 Class SA 04/20/63	0.652%	4,626,859	4,604,016
CMO Series 2013-H21 Class FA 09/20/63	0.902%	5,031,886	5,074,476
CMO Series 2013-H21 Class FB 09/20/63	0.852%	5,189,217	5,220,519
Government National Mortgage Association(c)(e)(f) CMO IO Series 2005-3 Class SE 01/20/35	5.947%	2,077,495	321,067
CMO IO Series 2006-38 Class SG 09/20/33	6.497%	815,708	24,062
CMO IO Series 2007-26 Class SW 05/20/37	6.047%	2,773,195	419,730
CMO IO Series 2007-40 Class SN 07/20/37	6.527%	1,927,320	322,822
CMO IO Series 2008-62 Class SA 07/20/38	5.997%	1,685,611	260,206
CMO IO Series 2008-76 Class US 09/20/38	5.747%	2,219,364	308,303
CMO IO Series 2008-95 Class DS 12/20/38	7.147%	1,937,171	330,754
CMO IO Series 2009-102 Class SM 06/16/39	6.248%	2,122,157	220,383
CMO IO Series 2009-106 Class ST 02/20/38	5.847%	2,676,119	394,634
CMO IO Series 2009-64 Class SN 07/16/39	5.948%	1,707,930	229,153
CMO IO Series 2009-67 Class SA 08/16/39	5.898%	1,129,227	157,785
CMO IO Series 2009-72 Class SM 08/16/39	6.098%	2,394,799	351,738
CMO IO Series 2009-81 Class SB 09/20/39	5.937%	2,925,930	424,537
CMO IO Series 2009-83 Class TS 08/20/39	5.947%	2,342,560	326,922
CMO IO Series 2010-47 Class PX 06/20/37	6.547%	3,259,749	524,750
CMO IO Series 2011-75 Class SM 05/20/41	6.447%	1,545,327	369,461
Government National Mortgage Association(e) 06/20/63	4.375%	5,095,930	5,614,079
05/20/63	4.433%	3,163,070	3,491,824
05/20/63	4.462%	3,068,173	3,389,494
04/20/63	4.479%	2,058,528	2,274,685
09/15/22	5.000%	701,654	751,000
Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/20/38 – 08/20/39	6.000%	3,321,601	3,778,622
09/20/38 – 12/20/38	7.000%	583,602	661,031
CMO Series 1998-11 Class Z 04/20/28	6.500%	539,036	610,535
CMO Series 1999-16 Class Z 05/16/29	6.500%	482,999	546,991
CMO Series 2002-47 Class PG 07/16/32	6.500%	483,472	554,258
CMO Series 2003-25 Class PZ 04/20/33	5.500%	4,772,295	5,298,402
CMO Series 2003-75 Class ZX 09/16/33	6.000%	1,886,911	2,109,484
CMO Series 2005-26 Class XY 03/20/35	5.500%	1,321,000	1,487,044
CMO Series 2005-72 Class AZ 09/20/35	5.500%	1,616,318	1,831,930
CMO Series 2006-17 Class JN 04/20/36	6.000%	870,818	968,805
CMO Series 2006-33 Class NA 01/20/36	5.000%	1,083,418	1,160,826
CMO Series 2006-69 Class MB 12/20/36	5.500%	3,196,136	3,496,840
CMO Series 2007-6 Class LD 03/20/36	5.500%	325,557	333,663
CMO Series 2008-23 Class PH 03/20/38	5.000%	2,399,577	2,609,168
CMO Series 2009-104 Class AB 08/16/39	7.000%	2,061,772	2,388,934
CMO Series 2009-2 Class PA 12/20/38	5.000%	588,038	635,801
CMO Series 2009-44 Class VA 05/16/20	5.500%	721,629	727,672
CMO Series 2009-89 Class VA 07/20/20	5.000%	1,883,833	2,057,798
CMO Series 2010-130 Class CP 10/16/40	7.000%	1,435,488	1,690,310
CMO Series 2010-14 Class QP 12/20/39	6.000%	842,044	903,765
CMO Series 2011-43 Class ZQ 01/16/33	5.500%	2,390,467	2,665,901
CMO Series 2013-H01 Class FA 01/20/63	1.650%	4,102,817	4,078,963
CMO Series 2013-H04 Class BA 02/20/63	1.650%	2,458,422	2,443,622
CMO Series 2013-H07 Class JA 03/20/63	1.750%	4,473,769	4,460,468
CMO Series 2013-H09 Class HA 04/20/63	1.650%	5,946,484	5,904,455
Government National Mortgage Association(e)(g) CMO PO Series 2008-1 Class PO 01/20/38	0.000%	339,861	293,505
CMO PO Series 2010-14 Class AO 12/20/32	0.000%	480,886	463,645
CMO PO Series 2010-157 Class OP 12/20/40	0.000%	1,833,575	1,501,626

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)(f) CMO IO Series 2010-107 Class IL 07/20/39	6.000%	1,898,492	408,041
CMO IO Series 2010-144 Class BI 09/16/37	4.000%	6,429,163	742,271
Vendee Mortgage Trust CMO Series 1998-2 Class 1G(e) 06/15/28	6.750%	567,549	649,214
Total Residential Mortgage-Backed Securities — Agency (Cost: $730,695,485)			747,047,490

Residential Mortgage-Backed Securities — Non-Agency 5.2%

AJAX Mortgage Loan Trust(a)(c)(e)(h) CMO Series 2013-A Class A 02/25/51	3.500%	2,515,981	2,487,676
CMO Series 2013-B Class A1 03/25/52	3.750%	1,697,390	1,713,950
CMO Series 2013-C Class A 03/25/35	4.500%	1,918,147	1,933,598
ASG Resecuritization Trust(a)(c)(e) CMO Series 2009-2 Class G60
05/24/36	4.747%	800,000	813,886
CMO Series 2009-3 Class A65 03/26/37	2.071%	1,290,723	1,289,603
CMO Series 2010-4 Class 2A20 11/28/36	0.287%	34,071	34,027
CMO Series 2011-1 Class 3A50 11/28/35	2.512%	758,942	743,943
ASG Resecuritization Trust(a)(e) CMO Series 2011-1 Class 1A85 09/28/20	4.000%	523,376	527,262
American General Mortgage Loan Trust(a)(c)(e) CMO Series 2009-1 Class A7 09/25/48	5.750%	617,236	617,398
CMO Series 2010-1A Class A1 03/25/58	5.150%	82,559	83,178
BCAP LLC Trust(a)(c)(e) 05/28/36	0.302%	1,050,799	1,031,060
08/26/37	5.000%	1,271,827	1,261,853
CMO Series 2009-RR13 Class 17A2 04/26/37	5.500%	616,179	639,313
CMO Series 2010-RR12 Class 2A5 01/26/36	4.500%	704,989	721,200
CMO Series 2010-RR4 Class 12A1 07/26/36	4.000%	172,045	173,981
CMO Series 2010-RR6 Class 22A3 06/26/36	4.406%	461,838	474,206

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-RR7 Class 16A1 02/26/47	0.824%	340,478	338,213
CMO Series 2010-RR7 Class 1A5 04/26/35	4.978%	243,512	247,138
CMO Series 2010-RR7 Class 2A1 07/26/45	2.103%	1,056,509	1,071,142
CMO Series 2010-RR8 Class 3A3 05/26/35	5.061%	196,379	200,921
CMO Series 2010-RR8 Class 3A4 05/26/35	5.061%	1,000,000	947,265
CMO Series 2011-RR10 Class 2A1 09/26/37	0.936%	1,618,281	1,548,002
CMO Series 2011-RR2 Class 3A3 11/21/35	2.707%	134,498	134,465
CMO Series 2012-3 Class 2A5 05/26/37	1.991%	1,388,622	1,376,330
CMO Series 2012-RR10 Class 1A1 02/26/37	0.380%	1,011,065	963,796
CMO Series 2012-RR10 Class 3A1 05/26/36	0.340%	1,866,588	1,763,845
CMO Series 2012-RR2 Class 1A1 08/26/36	0.322%	979,000	954,366
Series 2011-RR5 Class 14A3 07/26/36	2.624%	372,055	370,455
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1(e) 02/25/34	6.000%	652,466	694,692
Banc of America Funding Trust(a)(e) CMO Series 2010-R5 Class 1A1 10/26/37	5.500%	312,947	320,260
Banc of America Funding Trust(e) CMO Series 2004-3 Class 1A1 10/25/34	5.500%	462,940	486,061
Banc of America Mortgage Trust(c)(e) CMO Series 2004-C Class 2A2 04/25/34	2.692%	310,710	315,665
Banc of America Mortgage Trust(e) CMO Series 2003-3 Class 1A7 05/25/33	5.500%	600,382	633,844
CMO Series 2004-3 Class 1A26 04/25/34	5.500%	655,322	674,148
Banc of America Mortgage Trust(e)(g) CMO PO Series 2004-5 Class 1A9 06/25/34	0.000%	503,098	390,177
Bayview Opportunity Master Fund IIA Trust Series 2013-8NPL Class A(a)(c)(e) 03/28/33	3.228%	1,794,042	1,801,614
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1(c)(e) 07/25/33	2.294%	160,965	162,255

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Alt-A Trust(c)(e) CMO Series 2004-6 Class 1A 07/25/34	0.792%	1,143,688	1,096,644
CMO Series 2005-2 Class 1A1 03/25/35	0.652%	472,657	460,228
CAM Mortgage Trust(a)(c)(e) CMO Series 2014-1 Class A 12/15/53	3.352%	441,674	442,257
CMO Series 2014-2 Class A 05/15/48	2.600%	1,421,000	1,421,000
Chase Mortgage Finance Corp.(c)(e) CMO Series 2007-A1 Class 1A3 02/25/37	2.602%	1,682,356	1,690,879
CMO Series 2007-A1 Class 2A1 02/25/37	2.498%	664,437	667,832
CMO Series 2007-A1 Class 7A1 02/25/37	2.505%	397,288	400,912
Citigroup Mortgage Loan Trust, Inc.(a)(c)(e) CMO Series 2008-AR4 Class 1A1A 11/25/38	2.748%	1,315,154	1,331,549
CMO Series 2009-10 Class 1A1 09/25/33	2.417%	937,529	948,088
CMO Series 2009-11 Class 3A1 05/25/37	5.750%	1,000,965	1,062,490
CMO Series 2010-10 Class 2A1 02/25/36	2.415%	961,449	975,053
CMO Series 2010-7 Class 10A1 02/25/35	2.610%	299,090	302,888
Citigroup Mortgage Loan Trust, Inc.(a)(e) CMO Series 2010-8 Class 5A6 11/25/36	4.000%	3,527,225	3,586,262
CMO Series 2010-8 Class 6A6 12/25/36	4.500%	3,009,914	3,103,098
CMO Series 2012-A Class A 06/25/51	2.500%	1,075,946	1,043,122
Citigroup Mortgage Loan Trust, Inc.(e) CMO Series 2003-1 Class 3A4 09/25/33	5.250%	438,031	455,044
CMO Series 2005-2 Class 2A11 05/25/35	5.500%	456,523	470,600
Countrywide Home Loan Mortgage Pass-Through Trust(e) CMO Series 2003-29 Class A1 08/25/33	5.500%	296,873	312,202
CMO Series 2003-40 Class A5 10/25/18	4.500%	557,485	570,974
CMO Series 2004-13 Class 1A4 08/25/34	5.500%	633,242	673,829
CMO Series 2004-3 Class A26 04/25/34	5.500%	327,667	341,631
CMO Series 2004-5 Class 1A4 06/25/34	5.500%	823,036	877,310

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.(e) CMO Series 2003-21 Class 1A4 09/25/33	5.250%	392,139	407,511
CMO Series 2003-27 Class 5A4 11/25/33	5.250%	513,609	524,594
CMO Series 2004-4 Class 2A4 09/25/34	5.500%	788,183	861,283
CMO Series 2004-5 Class 3A1 08/25/19	5.250%	395,433	406,299
CMO Series 2004-8 Class 1A4 12/25/34	5.500%	711,775	770,473
Credit Suisse Mortgage Capital Certificates(a)(c)(e) CMO Series 2010-11R Class A6 06/28/47	1.150%	4,304,347	4,119,608
CMO Series 2010-16 Class A4 06/25/50	3.568%	2,000,000	1,963,848
CMO Series 2010-17R Class 1A1 06/26/36	2.362%	463,690	466,477
CMO Series 2010-17R Class 5A1 07/26/36	2.591%	22,909	22,884
CMO Series 2010-1R Class 5A1 01/27/36	4.952%	265,865	271,910
CMO Series 2011-16R Class 7A3 12/27/36	3.500%	1,021,411	1,036,204
CMO Series 2011-1R Class A1 02/27/47	1.151%	492,975	492,405
CMO Series 2011-6R Class 3A1 07/28/36	2.591%	799,439	788,508
CMO Series 2011-7R Class A1 08/28/47	1.401%	57,945	57,919
CMO Series 2011-9R Class A1 03/27/46	2.151%	1,423,854	1,430,042
CMO Series 2012-3R Class 1A1 07/27/37	3.250%	1,228,813	1,222,391
Series 2014-ICE Class A 04/15/27	1.050%	2,018,000	2,019,564
GMAC Mortgage Corp. Loan Trust(c)(e) CMO Series 2003-AR2 Class 2A4 12/19/33	2.856%	1,062,246	1,074,215
GMAC Mortgage Corp. Loan Trust(e) CMO Series 2004-J1 Class A20 04/25/34	5.500%	544,841	590,118
GSMPS Mortgage Loan Trust(a)(c)(e) CMO Series 2005-RP3 Class 1AF 09/25/35	0.502%	1,229,838	1,053,371
GSMPS Mortgage Loan Trust(a)(c)(e)(f) CMO IO Series 2005-RP3 Class 1AS 09/25/35	4.841%	963,054	134,267
GSR Mortgage Loan Trust(c)(e) CMO Series 2005-5F Class 8A3 06/25/35	0.652%	64,163	62,004

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(e) CMO Series 2003-7F Class 1A4 06/25/33	5.250%	797,412	820,020
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A(c)(e) 05/19/34	2.587%	2,846,829	2,847,677
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A(a)(e)(h) 05/25/53	4.000%	2,656,328	2,600,811
Impac CMB Trust CMO Series 2005-4 Class 2A1(c)(e) 05/25/35	0.452%	531,984	529,994
Impac Secured Assets CMN Owner Trust CMO Series 2003-3 Class A1(c)(e) 08/25/33	4.762%	382,801	396,480
Impac Secured Assets Trust(c)(e) CMO Series 2006-1 Class 2A1 05/25/36	0.502%	325,156	322,282
CMO Series 2006-2 Class 2A1 08/25/36	0.502%	890,934	879,018
JPMorgan Mortgage Trust(c)(e) CMO Series 2007-A1 Class 5A5 07/25/35	2.663%	904,653	929,304
Series 2006-A2 Class 5A3 11/25/33	2.547%	1,382,816	1,382,305
JPMorgan Resecuritization Trust(a)(c)(e) CMO Series 2009-6 Class 4A1 09/26/36	2.639%	400,789	404,606
CMO Series 2010-4 Class 7A1 08/26/35	1.865%	332,603	332,379
LVII Resecuritization Trust(a)(c)(e) CMO Series 2009-2 Class M3 09/27/37	5.156%	2,000,000	2,035,665
CMO Series 2009-3 Class M3 11/27/37	5.230%	650,000	659,079
MASTR Adjustable Rate Mortgages Trust(c)(e) CMO Series 2004-13 Class 2A1 04/21/34	2.642%	751,061	759,983
CMO Series 2004-13 Class 3A7 11/21/34	2.636%	1,412,379	1,441,289
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6(a)(e) 12/27/33	5.500%	406,228	438,064
MASTR Seasoned Securities Trust(e) CMO Series 2004-2 Class A1 08/25/32	6.500%	560,839	622,969
CMO Series 2004-2 Class A2 08/25/32	6.500%	883,322	997,244

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust(c)(e) CMO Series 2003-A Class 2A1 03/25/28	0.932%	612,180	614,325
CMO Series 2003-E Class A1 10/25/28	0.772%	1,493,191	1,481,677
CMO Series 2004-1 Class 2A1 12/25/34	2.146%	834,240	819,606
CMO Series 2004-A Class A1 04/25/29	0.612%	1,288,390	1,242,826
CMO Series 2004-A4 Class A2 08/25/34	2.467%	939,060	967,670
CMO Series 2004-G Class A2 01/25/30	0.949%	879,480	860,453
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A(c)(e) 04/25/34	5.689%	714,395	754,261
Morgan Stanley Re-Remic Trust(a)(b)(e)(g) CMO PO Series 2009 Class B 07/17/56	0.000%	830,614	826,669
Morgan Stanley Re-Remic Trust(a)(e) 07/27/49	0.250%	2,400,000	2,076,000
07/27/49	2.000%	3,725,836	3,746,775
NACC Reperforming Loan Remic Trust CMO Series 2004-R2 Class A1(a)(c)(e) 10/25/34	6.500%	272,569	278,263
NCUA Guaranteed Notes(c)(e) CMO Series 2010-R3 Class 1A 12/08/20	0.712%	1,083,299	1,090,045
NCUA Guaranteed Notes(e) CMO Series 2010-R3 Class 3A 12/08/20	2.400%	433,160	439,497
PennyMac Loan Trust Series 2012-NPL1 Class A(a)(c)(e) 05/28/52	3.422%	129,782	129,468
Prime Mortgage Trust CMO Series 2004-2 Class A2(e) 11/25/19	4.750%	504,418	523,324
RALI Trust(c)(e) CMO Series 2003-QS13 Class A5 07/25/33	0.802%	496,328	463,997
RALI Trust(e) CMO Series 2003-QS13 Class A2 07/25/33	4.000%	1,551,570	1,461,447
CMO Series 2003-QS15 Class A7 08/25/33	5.500%	1,812,062	1,851,607
CMO Series 2004-QS3 Class CB 03/25/19	5.000%	502,333	514,485
RBSSP Resecuritization Trust(a)(c)(e) CMO Series 2010-9 Class 3A1 10/26/34	4.852%	465,653	488,752

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-9 Class 7A5 05/26/37	4.000%	824,189	842,446
CMO Series 2012-3 Class 3A1 09/26/36	0.302%	1,225,644	1,161,161
RBSSP Resecuritization Trust(a)(e) CMO Series 2009-1 Class 1A1 02/26/36	6.500%	713,488	760,396
CMO Series 2009-2 Class 1A1 08/26/37	7.000%	304,471	323,661
CMO Series 2010-12 Class 8A1 06/27/21	4.000%	179,947	181,084
RFMSI Trust(e) CMO Series 2003-S4 Class A4 03/25/33	5.750%	687,565	705,630
CMO Series 2005-S1 Class 2A1 02/25/20	4.750%	207,956	214,229
RMS Mortgage Asset Trust CMO Series 2012-1 Class A1(a)(c)(e) 10/25/56	4.703%	1,170,684	1,186,598
Residential Asset Mortgage Products Trust CMO Series 2004-SL2 Class A3(e) 10/25/31	7.000%	833,455	878,388
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1(c)(e) 12/25/34	2.455%	555,321	567,891
Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(c)(e) 08/26/52	2.734%	379,346	380,999
Sequoia Mortgage Trust(c)(e) CMO Series 2003-1 Class 1A 04/20/33	0.913%	2,458,764	2,470,490
CMO Series 2003-8 Class A1 01/20/34	0.793%	1,778,377	1,712,707
CMO Series 2004-11 Class A1 12/20/34	0.453%	1,901,552	1,816,874
CMO Series 2004-12 Class A3 01/20/35	0.645%	843,864	772,083
Station Place Securitization Trust(c)(e) 02/25/15	1.704%	2,500,000	2,500,000
Structured Adjustable Rate Mortgage Loan Trust(c)(e) CMO Series 2004-4 Class 5A 04/25/34	2.383%	461,833	444,645
CMO Series 2004-6 Class 5A4 06/25/34	2.398%	406,678	404,480
Structured Asset Mortgage Investments II Trust(c)(e) CMO Series 2004-AR5 Class 1A1 10/19/34	0.485%	1,032,426	982,318
CMO Series 2005-AR5 Class A3 07/19/35	0.405%	612,986	593,522

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)(e) CMO Series 2003-34A Class 3A3 11/25/33	2.468%	1,752,934	1,742,369
CMO Series 2003-40A Class 3A2 01/25/34	2.394%	776,653	773,583
CMO Series 2004-21XS Class 2A4A 12/25/34	4.900%	144,416	144,530
Series 2004-6XS Class A5A 03/25/34	5.530%	637,777	659,741
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(e) CMO Series 2003-30 Class 1A5 10/25/33	5.500%	841,158	884,514
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5(c)(e) 02/25/34	5.490%	734,074	782,902
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A(c)(e) 12/25/44	2.018%	724,199	727,329
WaMu Mortgage Pass-Through Certificates Trust(c)(e) CMO Series 2003-AR11 Class A6 10/25/33	2.427%	1,222,828	1,240,121
CMO Series 2003-AR5 Class A7 06/25/33	2.449%	505,341	513,048
CMO Series 2003-AR6 Class A1 06/25/33	2.439%	653,518	660,644
CMO Series 2003-AR7 Class A7 08/25/33	2.297%	787,050	797,851
CMO Series 2004-AR3 Class A2 06/25/34	2.377%	435,610	443,817
WaMu Mortgage Pass-Through Certificates Trust(e) CMO Series 2004-CB1 Class 3A2 06/25/34	5.500%	1,476,535	1,537,541
CMO Series 2004-CB3 Class 4A 10/25/19	6.000%	367,850	384,786
CMO Series 2004-S3 Class 1A5 07/25/34	5.000%	326,548	343,921
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1(e) 02/25/33	5.750%	368,982	387,517
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1(a)(c)(e) 08/27/37	2.847%	1,968,566	1,980,495
Wells Fargo Mortgage-Backed Securities Trust(c)(e) CMO Series 2003-J Class 2A1 10/25/33	2.504%	256,073	260,328
CMO Series 2003-L Class 2A1 11/25/33	2.545%	336,423	332,065
CMO Series 2004-EE Class 2A1 12/25/34	2.612%	138,274	141,253

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A3 06/25/34	2.608%	182,849	184,207
CMO Series 2004-U Class A1 10/25/34	2.635%	1,144,639	1,151,308
CMO Series 2004-W Class A9 11/25/34	2.616%	1,078,184	1,108,431
CMO Series 2004P Class 2A1 09/25/34	2.613%	1,631,155	1,667,009
CMO Series 2005-AR8 Class 2A1 06/25/35	2.615%	218,850	220,840
CMO Series 2005-AR9 Class 2A1 10/25/33	2.622%	469,541	477,443
Series 2005-AR3 Class 1A1 03/25/35	2.620%	4,327,496	4,400,389
Wells Fargo Mortgage-Backed Securities Trust(e) CMO Series 2004-4 Class A9 05/25/34	5.500%	703,200	724,125
CMO Series 2005-14 Class 1A1 12/25/35	5.500%	580,918	615,546
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $151,413,381)			155,168,146

Commercial Mortgage-Backed Securities — Agency 12.5%

Federal National Mortgage Association(c)(e) Series 2010-M3 Class A3 03/25/20	4.332%	4,000,000	4,444,432
Series 2012-M11 Class FA 08/25/19	0.674%	950,163	953,729
Series 2013-M13 Class A2 04/25/23	2.624%	4,118,000	4,055,114
Series 2014-M3 Class A2 01/25/24	3.501%	2,000,000	2,101,112
Federal National Mortgage Association(e) 12/01/19	4.180%	2,568,068	2,828,554
01/01/21	4.050%	3,000,000	3,275,562
06/01/21	4.340%	3,000,000	3,304,828
06/01/21	4.240%	1,974,412	2,174,166
07/01/26	4.450%	2,891,344	3,120,081
11/01/19	4.130%	1,500,000	1,650,386
04/01/20	4.350%	1,460,508	1,623,629
07/01/20	4.066%	2,431,479	2,663,480
07/01/20	3.950%	2,000,000	2,182,963
09/01/20	3.505%	2,347,157	2,504,595
01/01/18	3.520%	2,412,473	2,576,922
02/01/20	4.369%	2,367,676	2,635,656
12/01/19	4.530%	4,547,397	5,096,624
02/01/20	4.399%	8,000,000	8,907,490
04/01/20	4.368%	2,840,829	3,169,458
01/01/21	4.380%	2,388,283	2,665,922
05/01/21	4.360%	1,498,509	1,672,682

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/21	4.130%	1,441,556	1,577,954
08/01/21	3.870%	1,924,757	2,091,275
07/01/21	4.260%	2,500,000	2,755,981
08/01/21	4.500%	4,000,000	4,445,885
10/01/21	3.590%	2,000,000	2,127,842
01/01/21	4.302%	1,434,076	1,598,123
06/01/22	2.600%	2,880,976	2,882,114
06/01/22	2.790%	2,853,921	2,902,964
05/01/22	2.940%	2,412,818	2,472,978
05/01/19	2.190%	4,808,743	4,881,703
05/01/22	2.860%	2,897,529	2,954,599
06/01/19	2.450%	2,000,000	2,049,844
06/01/19	2.360%	2,000,000	2,038,388
06/01/22	2.760%	7,000,000	7,057,073
06/01/19	2.100%	2,500,000	2,528,312
01/01/20	4.540%	1,412,239	1,579,741
10/01/17	2.690%	2,427,500	2,531,550
11/01/18	2.970%	1,876,272	1,964,115
10/01/20	3.290%	1,484,216	1,566,037
10/01/17	2.490%	1,395,808	1,448,160
11/01/20	3.230%	2,435,379	2,560,797
05/01/21	4.390%	1,488,697	1,664,437
03/01/18	3.800%	1,593,455	1,711,079
04/01/21	4.380%	2,478,918	2,769,448
04/01/21	4.250%	2,500,000	2,741,409
04/01/21	4.250%	2,000,000	2,193,127
07/01/21	4.317%	2,115,458	2,348,226
09/01/22	2.470%	2,420,379	2,392,997
12/01/19	1.690%	2,000,000	1,955,247
12/01/19	1.470%	1,452,411	1,420,464
12/01/22	2.390%	1,900,000	1,872,640
12/01/22	2.340%	1,851,527	1,808,003
12/01/22	2.400%	2,500,000	2,448,796
12/01/22	2.210%	1,848,690	1,792,138
12/01/22	2.210%	1,977,377	1,916,888
10/01/22	2.520%	1,975,957	1,958,693
12/01/22	2.400%	1,800,000	1,765,875
11/01/22	2.280%	2,163,760	2,106,601
12/01/22	2.320%	2,428,227	2,370,314
12/01/20	2.000%	1,500,000	1,469,473
12/01/22	2.380%	2,000,000	1,939,871
12/01/22	2.340%	2,246,278	2,191,887
12/01/22	2.190%	2,430,128	2,353,239
11/01/20	3.375%	946,398	1,004,054
09/01/21	3.770%	3,000,000	3,185,697
07/01/22	2.790%	4,000,000	4,056,099
07/01/19	2.370%	5,000,000	5,108,191
06/01/22	2.790%	2,001,782	2,027,073
07/01/22	2.690%	10,000,000	10,072,665
07/01/22	2.720%	4,495,428	4,537,465
07/01/19	2.200%	9,694,340	9,859,552
07/01/22	2.640%	4,062,176	4,078,516
08/01/22	2.650%	7,000,000	6,970,236
08/01/19	2.030%	5,076,000	5,097,194
07/01/22	2.760%	3,195,073	3,232,789
07/01/17	1.400%	3,500,000	3,534,410

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/22	2.670%	2,894,486	2,913,015
07/01/22	2.670%	5,000,000	4,990,351
07/01/22	2.830%	4,000,000	4,067,384
09/01/22	2.900%	1,939,014	1,977,775
07/01/22	2.750%	6,280,611	6,364,256
07/01/19	1.940%	2,000,000	2,004,663
08/01/22	2.360%	5,732,566	5,650,791
01/01/22	3.120%	2,000,000	2,077,547
01/01/17	1.990%	1,500,000	1,498,876
02/01/22	3.140%	3,000,000	3,105,746
05/01/22	3.000%	3,500,000	3,601,639
07/01/22	3.730%	2,686,802	2,888,073
11/01/22	2.450%	6,000,000	5,917,500
02/01/23	2.460%	2,913,838	2,850,903
01/01/23	2.340%	1,985,293	1,937,313
01/01/21	3.940%	2,000,000	2,182,417
10/01/23	3.760%	2,000,000	2,139,561
11/01/23	3.690%	1,200,000	1,264,284
04/01/22	3.050%	3,473,174	3,573,214
06/01/37	5.832%	1,219,840	1,396,673
04/01/23	2.703%	1,474,084	1,460,200
06/01/20	2.010%	15,000,000	14,549,687
06/01/20	1.750%	2,947,011	2,890,748
06/01/23	2.510%	1,964,014	1,909,334
06/01/23	2.420%	2,948,280	2,845,815
04/01/23	2.500%	6,000,000	5,854,508
04/01/23	2.540%	3,229,550	3,155,632
04/01/23	2.640%	2,951,389	2,902,587
05/01/23	2.520%	3,000,000	2,902,676
07/01/19	5.240%	2,644,502	3,005,502
07/01/22	2.980%	3,000,000	3,080,094
07/01/22	2.980%	2,000,000	2,053,396
05/01/22	2.770%	2,000,000	2,028,717
07/01/23	2.809%	2,965,297	2,987,444
09/01/21	2.120%	2,800,000	2,696,630
12/01/22	2.220%	8,000,000	7,763,439
03/01/23	2.490%	2,500,000	2,460,340
12/01/22	2.240%	2,000,000	1,943,133
07/01/23	3.670%	6,000,000	6,318,925
08/01/23	3.590%	2,500,000	2,613,947
08/01/23	3.350%	3,000,000	3,125,049
02/01/23	2.400%	2,000,000	1,958,226
Series 2011-M1 Class A3 06/25/21	3.763%	1,500,000	1,622,175
Series 2012-M8 Class ASQ2 12/25/19	1.520%	757,576	762,252
Series 2012-M8 Class ASQ3 12/25/19	1.801%	800,000	794,182
Series 2013-M7 Class A2 12/27/22	2.280%	1,878,000	1,814,854
Total Commercial Mortgage-Backed Securities — Agency (Cost: $370,282,376)			375,479,086

Commercial Mortgage-Backed Securities — Non-Agency 3.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A10 Securitization LLC(a)(e) Series 2012-1 Class A 04/15/24	3.492%	791,593	794,052
Series 2013-1 Class A 11/15/25	2.400%	1,927,581	1,936,105
A10 Term Asset Financing LLC(a)(e) Series 2013-2 Class A 11/15/27	2.620%	4,649,000	4,652,947
Series 2013-2 Class B 11/15/27	4.380%	657,000	659,031
Series 2014-1 Class A2 04/15/33	3.020%	1,807,000	1,806,749
BB-UBS Trust(a)(e) Series 2012-SHOW Class A 11/05/36	3.430%	3,700,000	3,665,024
Series 2012-TFT Class A 06/05/30	2.892%	2,000,000	1,964,386
Banc of America Commercial Mortgage Trust(c)(e) Series 2006-3 Class A4 07/10/44	5.889%	1,631,835	1,759,883
Banc of America Commercial Mortgage Trust(e) Series 2006-5 Class A4 09/10/47	5.414%	775,000	834,442
Series 2007-5 Class A4 02/10/51	5.492%	2,000,000	2,180,970
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class AM(e) 07/10/43	4.727%	1,000,000	1,029,902
Bear Stearns Commercial Mortgage Securities Trust(a)(c)(e)(f) CMO IO Series 2007-T26 Class X1 01/12/45	0.298%	79,319,852	410,560
Bear Stearns Commercial Mortgage Securities Trust(c)(e) Series 2004-PWR4 Class A3 06/11/41	5.468%	64,629	64,626
COBALT CMBS Commercial Mortgage Trust(c)(e)(f) CMO IO Series 2006-C1 Class IO 08/15/48	0.979%	13,878,933	238,745
COBALT CMBS Commercial Mortgage Trust(e) Series 2006-C1 Class A4 08/15/48	5.223%	1,583,560	1,690,608
Series 2006-C1 Class AM 08/15/48	5.254%	1,600,000	1,653,070
COOF Securitization Trust Ltd. Series 2014-1 Class A(a)(c)(e)(i) 06/15/40	3.172%	2,983,648	422,485
Citigroup Commercial Mortgage Trust(a)(e) Series 2013-SMP Class A 01/12/30	2.110%	948,549	964,784
Citigroup Commercial Mortgage Trust(c)(e) Series 2005-C3 Class AM 05/15/43	4.830%	1,230,000	1,263,992

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust(e) Series 2006-C5 Class A4 10/15/49	5.431%	750,000	813,508
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(c)(e)(f) CMO IO Series 2006-CD2 Class X 01/15/46	0.086%	200,574,934	193,555
CMO IO Series 2007-CD4 Class XC 12/11/49	0.559%	73,546,862	626,546
Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(e) Series 2005-CD1 Class AJ 07/15/44	5.401%	1,000,000	1,047,564
Series 2005-CD1 Class AM 07/15/44	5.401%	875,000	917,545
Commercial Mortgage Asset Trust Series 1999-C1 Class D(c)(e) 01/17/32	7.303%	165,886	165,887
Commercial Mortgage Pass-Through Certificates(a)(c)(d)(e) Series 2014-KYO Class A 06/11/27	1.054%	4,231,000	4,234,305
Commercial Mortgage Pass-Through Certificates(a)(c)(e) Series 2012-MVP Class A 11/17/26	2.091%	459,391	462,589
Commercial Mortgage Trust(a)(c)(e) Series 2013-SFS Class A2 04/12/35	3.086%	624,000	615,864
Series 2014-TWC Class A 02/13/32	1.002%	500,000	500,668
Commercial Mortgage Trust(a)(e) Series 2013-300P Class A1 08/10/30	4.353%	2,000,000	2,164,602
Commercial Mortgage Trust(c)(e)(f) CMO IO Series 2012-CR2 Class XA 08/15/45	2.087%	2,595,222	278,169
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A3(c)(e) 03/15/39	5.858%	1,300,000	1,380,621
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM(e) 07/15/37	4.730%	1,000,000	1,031,002
DBRR Trust(a)(c)(e) CMO Series 2011-C32 Class A3X1 06/17/49	2.015%	6,000,000	283,356
Series 2013-EZ2 Class A 02/25/45	0.853%	801,543	800,746
Series 2013-EZ3 Class A 12/18/49	1.636%	2,676,652	2,696,727
DBRR Trust(a)(e) Series 2012-EZ1 Class A 09/25/45	0.946%	35,130	35,139

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp.(c)(e) Series 2005-C1 Class AJ 06/10/48	4.826%	1,700,000	1,730,311
Series 2005-C1 Class B 06/10/48	4.846%	800,000	810,114
GS Mortgage Securities Corp. II(a)(e) Series 2012-ALOH Class A 04/10/34	3.551%	2,000,000	2,071,962
Series 2013-KING Class A 12/10/27	2.706%	1,023,801	1,037,900
GS Mortgage Securities Corp. Trust(a)(c)(e)(f) CMO IO Series 2006-GG8 Class X 11/10/39	0.780%	20,040,764	217,763
GS Mortgage Securities Corp. Trust(a)(e) Series 2013-NYC5 Class A 01/10/30	2.318%	1,222,000	1,233,033
Greenwich Capital Commercial Funding Corp.(c)(e) Series 2006-GG7 Class A4 07/10/38	6.015%	2,913,378	3,135,654
Series 2006-GG7 Class AM 07/10/38	6.015%	300,000	325,458
JPMorgan Chase Commercial Mortgage Securities Trust(a)(c)(e)(f) CMO IO Series 2010-C2 Class XA 11/15/43	2.056%	9,990,329	679,492
JPMorgan Chase Commercial Mortgage Securities Trust(c)(e) Series 2005-CB11 Class AJ 08/12/37	5.567%	1,000,000	1,032,601
Series 2006-LDP9 Class A3SF 05/15/47	0.307%	422,614	421,236
JPMorgan Chase Commercial Mortgage Securities Trust(c)(e)(f) CMO IO Series 2006-CB15 Class X1 06/12/43	0.408%	68,775,652	363,390
JPMorgan Chase Commercial Mortgage Securities Trust(e) Series 2006-CB16 Class A4 05/12/45	5.552%	973,042	1,045,675
KSBA(a)(e)(f) CMO IO Series 2012-2 Class A 08/25/38	0.841%	11,760,210	450,196
CMO IO Series 2013-2 Class A 03/25/39	1.896%	11,473,996	663,340
LB-UBS Commercial Mortgage Trust(a)(c)(e)(f) CMO IO Series 2006-C1 Class XCL 02/15/41	0.531%	45,318,106	219,204
LB-UBS Commercial Mortgage Trust(e) Series 2007-C1 Class AM 02/15/40	5.455%	250,000	273,328
Series 2007-C2 Class A3 02/15/40	5.430%	821,883	901,428
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2(a)(e) 02/15/36	3.985%	1,535,000	1,557,971

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ(c)(e) 01/12/44	5.548%	1,000,000	1,053,863
Merrill Lynch/Countrywide Commercial Mortgage Trust(a)(c)(e)(f) CMO IO Series 2006-4 Class XC 12/12/49	0.260%	21,786,861	255,582
Merrill Lynch/Countrywide Commercial Mortgage Trust(e) Series 2007-9 Class A4 09/12/49	5.700%	585,000	649,879
Morgan Stanley Capital I Trust(a)(c)(e)(f) CMO IO Series 2006-IQ12 Class X1 12/15/43	0.682%	43,333,787	460,378
CMO IO Series 2006-T21 Class X 10/12/52	0.332%	85,126,697	360,086
CMO IO Series 2007-HQ11 Class X 02/12/44	0.393%	67,354,922	314,817
Morgan Stanley Capital I Trust(e) Series 2004-HQ4 Class A7 04/14/40	4.970%	431,892	432,966
Morgan Stanley Re-Remic Trust(a)(e) Series 2010-HQ4B Class A7A 04/16/40	4.970%	47,028	47,012
Series 2011-IO Class A 03/23/51	2.500%	113,414	113,839
Series 2012-IO Class AXA 03/27/51	1.000%	1,198,486	1,207,475
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2(e) 10/29/20	2.900%	1,000,000	1,037,824
NCUA Guaranteed Notes Series 2010-C1 Class APT(e) 10/29/20	2.650%	4,847,595	5,003,436
NorthStar Mortgage Trust Series 2012-1 Class A(a)(c)(e) 08/25/29	1.350%	1,459,818	1,461,083
NorthStar(a)(c)(e) Series 2013-1A Class A 08/25/29	2.002%	3,080,975	3,082,130
Series 2013-1A Class B 08/25/29	5.152%	1,280,000	1,271,600
ORES NPL LLC Series 2013-LV2 Class A(a)(e) 09/25/25	3.081%	1,806,854	1,806,946
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A(a)(e) 03/11/31	3.260%	797,000	776,316
RCMC LLC Series 2012-CRE1 Class A(a)(e) 11/15/44	5.623%	1,589,840	1,637,591

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4(e) 04/10/46	3.244%	857,000	858,408
VNDO Mortgage Trust(a)(e) Series 2012-6AVE Class A 11/15/30	2.996%	1,165,409	1,157,533
Series 2013-PENN Class A 12/13/29	3.808%	3,000,000	3,187,735
WF-RBS Commercial Mortgage Trust(a)(e) Series 2011-C3 Class A4 03/15/44	4.375%	1,200,000	1,305,599
WF-RBS Commercial Mortgage Trust(e) Series 2012-C6 Class A4 04/15/45	3.440%	960,000	993,071
Wachovia Bank Commercial Mortgage Trust(a)(c)(e)(f) CMO IO Series 2004-C12 Class IO 07/15/41	0.130%	28,989,241	184,053
CMO IO Series 2006-C24 Class XC 03/15/45	0.276%	137,769,620	332,576
Wachovia Bank Commercial Mortgage Trust(c)(e) Series 2004-C11 Class A5 01/15/41	5.215%	395,990	401,141
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A(a)(c)(e) 03/18/28	2.800%	2,000,000	2,006,108
Wells Fargo Resecuritization Trust Series 2012-IO Class A(a)(e) 08/20/21	1.750%	1,875,488	1,876,238
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $97,085,432)			97,686,095

Asset-Backed Securities — Non-Agency 5.8%

AXIS Equipment Finance Receivables II LLC Series 2013-1A Class A(a) 03/20/17	1.750%	1,473,513	1,474,006
Academic Loan Funding Trust(a)(c) Series 2012-1A Class A1 12/27/22	0.952%	768,393	775,908
Series 2013-1A Class A 12/26/44	0.952%	2,470,357	2,474,119
Ally Auto Receivables Trust Series 2010-3 Class A4 08/17/15	1.550%	34,042	34,059
Series 2012-1 Class A3 02/16/16	0.930%	215,936	216,263
Series 2012-3 Class A3 08/15/16	0.850%	647,825	649,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-2 Class A4 11/15/18	1.240%	750,000	752,831
AmeriCredit Automobile Receivables Trust Series 2011-4 Class A3 05/09/16	1.170%	54,793	54,800
Series 2012-2 Class A3 10/11/16	1.050%	139,571	139,741
Series 2012-3 Class A3 01/09/17	0.960%	485,277	485,863
Series 2012-4 Class A2 04/08/16	0.490%	43,628	43,628
Series 2012-5 Class A2 01/08/16	0.510%	78,760	78,760
Series 2012-5 Class A3 06/08/17	0.620%	387,000	387,227
Series 2013-1 Class A2 06/08/16	0.490%	103,535	103,530
Series 2013-1 Class A3 10/10/17	0.610%	119,000	118,960
American Credit Acceptance Receivables Trust(a) Series 2012-2 Class A 07/15/16	1.890%	260,163	260,703
Series 2012-3 Class A 11/15/16	1.640%	347,850	349,076
Series 2013-1 Class A 04/16/18	1.450%	1,206,960	1,211,660
Series 2013-2 Class A 02/15/17	1.320%	718,915	720,136
Series 2014-2 Class A 10/10/17	0.990%	3,664,659	3,662,646
Series 2014-2 Class B 03/10/20	2.260%	886,000	885,874
American Tower Trust I Senior Secured(a) 03/15/43	1.551%	500,000	497,966
Asset-Backed Funding Certificates Trust Series 2005-AG1 Class A4(c) 06/25/35	4.926%	876,834	886,792
BMW Vehicle Owner Trust Series 2013-A Class A3 11/27/17	0.670%	1,985,000	1,988,465
BXG Receivables Note Trust Series 2012-A Class A(a) 12/02/27	2.660%	766,889	767,791
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A(c) 12/25/33	0.602%	737,327	692,768
CNH Equipment Trust Series 2012-A Class A3 05/15/17	0.940%	368,922	369,689
CPS Auto Receivables Trust(a) Series 2011-B Class A 09/17/18	3.680%	798,811	814,539

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011-C Class A 03/15/19	4.210%	418,902	430,736
Series 2012-A Class A 06/17/19	2.780%	233,998	237,522
Series 2012-B Class A 09/16/19	2.520%	1,469,946	1,491,853
Series 2012-C Class A 12/16/19	1.820%	789,172	794,968
Series 2012-D Class A 03/16/20	1.480%	351,594	352,593
Series 2013-A Class A 06/15/20	1.310%	544,082	543,289
Series 2013-C Class A 04/16/18	1.640%	2,062,378	2,071,423
California Republic Auto Receivables Trust Series 2012-1 Class A(a) 08/15/17	1.180%	673,139	674,827
Capital Auto Receivables Asset Trust Series 2013-3 Class A1B(c) 11/20/15	0.583%	1,500,000	1,500,805
CarFinance Capital Auto Trust(a) Series 2013-1A Class A 07/17/17	1.650%	576,171	577,773
Series 2013-2A Class A 11/15/17	1.750%	462,514	464,273
Series 2014-1A Class A 12/17/18	1.460%	783,221	781,670
Series 2014-1A Class B 04/15/20	2.720%	375,000	374,751
CarNow Auto Receivables Trust Series 2013-1A Class A(a) 10/16/17	1.160%	306,515	306,490
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A(a)(c)(i)
10/15/21	2.176%	2,686,667	2,688,667
Chase Funding Trust(c) Series 2003-2 Class 2A2 02/25/33	0.712%	655,418	647,194
Series 2003-4 Class 1A5 05/25/33	5.416%	806,429	842,593
Series 2003-6 Class 1A5 11/25/34	5.299%	750,000	773,021
Concord Funding Co. LLC(a) Series 2012-2 Class A 01/15/17	3.145%	2,600,000	2,600,000
Series 2013-1 Class A 02/15/15	2.420%	1,400,000	1,386,875
Conix Mortgage Asset Trust Series 2013-1 Class A(a)(c)(h) 12/25/47	4.704%	1,099,825	1,136,256

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a) Series 2012-1A Class A 09/16/19	2.200%	571,534	574,242
Series 2012-2A Class A 03/16/20	1.520%	1,210,000	1,216,011
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2(a)(c) 01/25/43	5.150%	279,704	285,302
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3(a)(c) 06/25/50	3.568%	800,000	794,109
DT Auto Owner Trust Series 2013-2A Class B(a) 06/15/17	1.780%	2,250,000	2,263,917
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust CMO Series 2009-RS2 Class 4A1(a)(c) 04/26/37	0.280%	94,082	93,808
Exeter Automobile Receivables Trust(a) Series 2012-2A Class A 06/15/17	1.300%	379,819	380,398
Series 2013-1A Class A 10/16/17	1.290%	346,123	346,779
Series 2013-2A Class A 11/15/17	1.490%	1,693,148	1,698,491
Series 2014-2A Class C 12/16/19	3.260%	315,000	314,224
Fifth Third Auto Series 2013-1 Class A3 10/16/17	0.880%	2,094,000	2,103,105
First Investors Auto Owner Trust(a) Series 2012-2A Class A2 05/15/18	1.470%	371,868	373,496
Series 2013-1A Class A2 10/15/18	0.900%	396,135	396,683
Flagship Credit Auto Trust(a) Series 2013-1 Class A 04/16/18	1.320%	1,128,025	1,129,759
Series 2013-2 Class A 01/15/19	1.940%	1,854,732	1,866,716
Series 2014-1 Class A 04/15/19	1.210%	1,596,448	1,592,662
Series 2014-1 Class B 02/18/20	2.550%	245,000	245,408
Ford Credit Auto Lease Trust Series 2013-B Class A3 09/15/16	0.760%	2,014,000	2,019,062
Series 2013-B Class A4 10/15/16	0.960%	750,000	753,294
Fortress Opportunities Residential Transaction(a)(c)(h) Series 2013-1A Class A1N 10/25/33	3.960%	822,198	828,666

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-1A Class AR 10/25/18	4.210%	430,512	430,925
GMAT Trust(a)(c) Series 2013-1A Class A 11/25/43	3.967%	1,632,707	1,635,781
Series 2014-1A Class A 02/25/44	3.721%	995,235	999,440
HLSS Servicer Advance Receivables Backed Notes(a) Series 2013-T2 Class A2 05/16/44	1.147%	3,163,000	3,166,245
Series 2013-T6 Class AT6 09/15/44	1.287%	3,000,000	3,001,500
Series 2013-T7 Class AT7 11/15/46	1.981%	2,140,000	2,144,066
HLSS Servicer Advance Receivables Trust(a) Series 2012-T2 Class A2 10/15/45	1.990%	1,460,000	1,474,841
Series 2013-T1 Class A2 01/16/46	1.495%	1,197,000	1,201,405
Series 2013-T1 Class B2 01/16/46	1.744%	435,000	435,178
Series 2014-T1 Class AT1 01/17/45	1.244%	359,000	359,739
Series 2014-T2 Class AT2 01/15/47	2.217%	554,000	557,128
Honda Auto Receivables Owner Trust Series 2012-2 Class A3 02/16/16	0.700%	258,334	258,659
Series 2013-4 Class A3 09/18/17	0.690%	3,437,000	3,441,067
Series 2013-4 Class A4 02/18/20	1.040%	1,400,000	1,402,792
Huntington Auto Trust Series 2012-1 Class A3 09/15/16	0.810%	279,399	279,898
Huntington Auto Trust(a) Series 2011-1A Class A3 01/15/16	1.010%	75,282	75,352
Series 2011-1A Class A4 11/15/16	1.310%	800,000	804,537
Hyundai Auto Receivables Trust Series 2011-A Class A4 12/15/15	1.780%	207,107	207,736
Kondaur Mortgage Asset Trust Series 2013-1 Class A(a)(c) 08/25/52	4.458%	691,518	695,470
LV Tower 52 LLC(a)(h) Series 2013-1 Class A 12/31/49	5.500%	2,269,192	2,274,030
Series 2013-1 Class M 12/31/49	7.500%	1,217,314	1,217,314

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3(a)(c) 07/25/34	0.502%	314,064	313,182
MMCA Auto Owner Trust Series 2012-A Class A4(a) 08/15/17	1.570%	1,976,700	1,990,615
Macquarie Equipment Funding Trust Series 2012-A Class A2(a) 04/20/15	0.610%	652,515	652,917
Madison Avenue Manufactured Housing Contract Trust Series 2002-A Class M2(c) 03/25/32	2.402%	622,098	621,728
Mid-State Capital Corp. Trust(a) Series 2006-1 Class M1
10/15/40	6.083%	1,622,729	1,672,434
Series 2010-1 Class M 12/15/45	5.250%	1,557,210	1,615,151
NCUA Guaranteed Notes CMO Series 2010-A1 Class A(c) 12/07/20	0.501%	216,560	216,790
Nationstar Agency Advance Funding Trust(a) Series 2013-T1A Class AT1
02/15/45	0.997%	1,343,000	1,340,878
Series 2013-T2A Class AT2
02/18/48	1.892%	396,000	387,280
New York Mortgage Trust Residential(a)(c)(h) Series 2012-RP1A 12/25/17	4.250%	2,500,000	2,500,000
Series 2013-RP3A 09/25/18	4.850%	2,626,000	2,626,000
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	1,221,083	1,223,920
Nissan Auto Receivables Owner Trust Series 2012-A Class A4 07/16/18	1.000%	333,000	335,083
Normandy Mortgage Loan Co. Series 2013-NPL3 Class A(a)(c) 09/16/43	4.949%	5,780,721	5,772,050
OnDeck Asset Securitization Trust LLC Series 2014-1A Class A(a) 05/17/18	3.150%	2,342,000	2,342,806
OneMain Financial Issuance Trust(a) Series 2014-1A Class A 06/18/24	2.430%	3,390,000	3,389,932
Series 2014-1A Class B 06/18/24	3.240%	402,000	405,015
PFS Tax Lien Trust Series 2014-1 Class NOTE(a) 05/15/29	1.440%	849,350	853,337

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1 Class M1(c) 10/25/34	1.090%	962,825	956,711
Progreso Receivables Funding I LLC(a) Series 2013A Class A 07/09/18	4.000%	1,500,000	1,511,250
Series 2014-A Class A 07/08/19	3.500%	3,000,000	3,000,000
RBSHD Trust Series 2013-1A Class A(a)(c)(h) 10/25/47	4.685%	3,848,151	3,902,798
Residential Asset Mortgage Products Trust(c) Series 2005-EFC5 Class A3 10/25/35	0.492%	415,597	414,114
Series 2005-RZ4 Class A2 11/25/35	0.412%	1,992	1,990
Series 2006-RZ1 Class A3 03/25/36	0.452%	1,757,529	1,673,271
SNAAC Auto Receivables Trust(a) Series 2013-1A Class A 07/16/18	1.140%	215,342	215,512
Series 2014-1A Class A 09/17/18	1.030%	763,399	762,593
Santander Drive Auto Receivables Trust Series 2011-1 Class B 11/16/15	2.350%	10,812	10,819
Series 2012-5 Class A3 12/15/16	0.830%	152,943	153,036
Santander Drive Auto Receivables Trust(a) Series 2010-A Class A4 06/15/17	2.390%	600,897	601,349
Series 2011-S2A Class B 06/15/17	2.060%	24,781	24,782
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6(c) 06/25/33	4.795%	45,909	46,441
Springleaf Funding Trust(a) Series 2013-AA Class A 09/15/21	2.580%	8,000,000	8,058,624
Series 2013-BA Class A 01/16/23	3.920%	3,000,000	3,088,980
Series 2013-BA Class B 01/16/23	4.820%	1,500,000	1,561,725
Stanwich Mortgage Loan Trust(a) Series 2012-NPL4 Class A 09/15/42	2.981%	446,128	446,813
Series 2012-NPL5 Class A 10/18/42	2.981%	5,447	5,447
Series 2013-NPL1 Class A 02/16/43	2.981%	1,328,308	1,333,966
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-5H Class A4 12/25/33	5.540%	1,099,459	1,130,710
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c) Series 2004-6XS Class A5B (AMBAC) 03/25/34	5.550%	765,333	793,282
Structured Asset Securities Corp. Series 2005-NC1 Class A11(c) 02/25/35	4.690%	945,429	950,462
Trafigura Securitisation Finance PLC Series 2012-1A Class A(a)(c) 10/15/15	2.552%	2,197,000	2,219,945
Vericrest Opportunity Loan Transferee(a)(c) CMO Series 2013-NPL4 Class A1 11/25/53	3.960%	752,462	757,624
Series 2013-NPL3 Class A1 04/25/53	4.250%	2,068,408	2,080,593
Series 2013-NPL5 Class A1 04/25/55	3.625%	2,608,994	2,623,820
Series 2013-NPL6 Class A1 03/25/54	3.625%	4,275,709	4,300,447
Series 2013-NPL7 Class A1 11/25/53	3.625%	3,537,658	3,558,271
Series 2014-NPL1 Class A1 10/27/53	3.625%	2,455,845	2,476,439
Series 2014-NPL2 Class A1 11/25/53	3.625%	2,439,872	2,460,339
Series 2014-NPL4 Class A1 04/27/54	2.875%	6,000,000	6,030,600
Westgate Resorts LLC(a) Series 2012-1 Class A 09/20/25	4.500%	643,337	649,577
Series 2012-2A Class A 01/20/25	3.000%	945,912	952,723
Series 2012-3A Class A 03/20/25	2.500%	697,138	700,414
Total Asset-Backed Securities — Non-Agency (Cost: $172,937,944)			174,628,499
United States 0.3%
U.S. Treasury Inflation-Indexed Bond 04/15/15	0.500%	6,016,725	6,103,685
04/15/16	0.125%	1,074,040	1,102,233
01/15/29	2.500%	1,104,200	1,393,190
Total Inflation-Indexed Bonds (Cost: $8,549,714)			8,599,108

Inflation-Indexed Bonds 0.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 22.2%

U.S. Treasury 07/31/14	2.625%	20,500,000	20,543,548
09/30/14	2.375%	16,500,000	16,594,101
10/31/14	2.375%	22,000,000	22,166,716
12/31/14	2.625%	4,000,000	4,050,625
01/31/15	2.250%	24,430,000	24,739,186
02/15/15	4.000%	1,800,000	1,843,805
02/15/15	11.250%	4,200,000	4,491,211
03/31/15	2.500%	570,000	580,265
05/15/15	4.125%	8,050,000	8,330,494
04/30/16	2.625%	4,000,000	4,163,592
12/31/16	3.250%	47,450,000	50,489,742
01/31/17	3.125%	15,000,000	15,932,820
03/31/17	3.250%	5,000,000	5,337,500
08/15/17	4.750%	12,745,000	14,245,520
08/15/17	8.875%	7,215,000	8,980,424
11/15/17	4.250%	1,000,000	1,106,250
02/15/18	3.500%	6,000,000	6,499,218
08/31/18	1.500%	6,000,000	6,031,404
11/30/18	1.375%	14,000,000	13,960,632
05/15/19	3.125%	7,151,000	7,668,890
06/30/19	1.000%	1,500,000	1,453,829
02/15/20	8.500%	500,000	681,133
05/15/20	3.500%	8,000,000	8,746,872
08/15/20	2.625%	5,650,000	5,879,531
08/15/20	8.750%	28,500,000	39,848,785
08/31/20	2.125%	4,000,000	4,041,248
11/15/20	2.625%	2,500,000	2,596,875
02/15/21	3.625%	6,600,000	7,264,125
05/15/21	3.125%	7,000,000	7,473,046
08/15/21	2.125%	36,500,000	36,477,187
02/15/22	2.000%	1,000,000	984,453
02/15/27	6.625%	1,000,000	1,418,125
08/15/27	6.375%	2,500,000	3,497,265
08/15/28	5.500%	14,700,000	19,229,437
02/15/29	5.250%	720,000	922,950
08/15/29	6.125%	5,250,000	7,327,850
02/15/31	5.375%	1,800,000	2,363,344
02/15/36	4.500%	11,100,000	13,481,294
02/15/37	4.750%	3,500,000	4,399,608
05/15/37	5.000%	11,900,000	15,447,687
02/15/38	4.375%	5,900,000	7,044,045
05/15/38	4.500%	3,100,000	3,769,408
U.S. Treasury(b) STRIPS 08/15/16	0.000%	6,000,000	5,931,156
11/15/16	0.000%	6,000,000	5,912,880
08/15/19	0.000%	2,000,000	1,828,704
02/15/20	0.000%	4,000,000	3,594,508
05/15/20	0.000%	32,061,000	28,573,052
08/15/20	0.000%	11,000,000	9,708,347
02/15/21	0.000%	28,185,000	24,462,973
05/15/21	0.000%	16,800,000	14,444,791
08/15/21	0.000%	8,250,000	7,028,200
11/15/21	0.000%	9,400,000	7,923,965

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/22	0.000%	3,790,000	3,165,639
05/15/22	0.000%	2,850,000	2,359,338
08/15/22	0.000%	2,500,000	2,050,273
02/15/23	0.000%	15,865,000	12,747,988
05/15/23	0.000%	6,800,000	5,415,724
08/15/24	0.000%	1,000,000	758,720
02/15/25	0.000%	1,000,000	743,792
02/15/26	0.000%	500,000	357,106
08/15/26	0.000%	1,452,000	1,015,861
11/15/26	0.000%	9,000,000	6,230,286
02/15/27	0.000%	15,200,000	10,411,939
08/15/27	0.000%	4,200,000	2,818,666
11/15/27	0.000%	13,200,000	8,760,946
02/15/28	0.000%	7,250,000	4,760,466
05/15/28	0.000%	1,000,000	649,697
08/15/28	0.000%	500,000	321,463
11/15/28	0.000%	1,700,000	1,081,236
02/15/29	0.000%	7,665,000	4,822,320
08/15/29	0.000%	5,900,000	3,632,671
11/15/29	0.000%	1,600,000	975,334
02/15/30	0.000%	5,350,000	3,229,699
05/15/30	0.000%	7,000,000	4,181,597
08/15/30	0.000%	1,800,000	1,064,648
11/15/30	0.000%	3,000,000	1,755,468
02/15/31	0.000%	6,600,000	3,826,238
05/15/31	0.000%	4,700,000	2,696,625
08/15/31	0.000%	2,000,000	1,135,720
11/15/31	0.000%	6,640,000	3,735,027
02/15/32	0.000%	6,875,000	3,828,096
05/15/32	0.000%	9,000,000	4,964,535
11/15/32	0.000%	5,450,000	2,946,281
02/15/33	0.000%	5,850,000	3,132,792
05/15/33	0.000%	5,425,000	2,878,467
08/15/33	0.000%	4,000,000	2,100,732
11/15/33	0.000%	7,400,000	3,851,101
02/15/34	0.000%	2,400,000	1,236,408
05/15/34	0.000%	400,000	204,168
08/15/34	0.000%	2,375,000	1,200,411
11/15/34	0.000%	1,850,000	926,486
02/15/35	0.000%	2,210,000	1,095,234
05/15/35	0.000%	3,050,000	1,497,126
Total U.S. Treasury Obligations (Cost: $655,016,937)			666,078,940
Federal Farm Credit Banks 11/15/18	5.125%	5,164,000	5,944,621
Federal Home Loan Banks 10/24/29	4.000%	1,600,000	1,678,770
07/15/36	5.500%	2,000,000	2,558,966
Federal Home Loan Mortgage Corp. 11/17/17	5.125%	30,000,000	34,000,050
Federal National Mortgage Association 05/11/17	5.000%	2,700,000	3,013,051

U.S. Government & Agency Obligations 4.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b) 07/05/14	0.000%	2,000,000	1,999,955
06/01/17	0.000%	10,000,000	9,690,490
STRIPS 11/15/21	0.000%	1,310,000	1,082,394
05/15/30	0.000%	3,750,000	2,055,379
Financing Corp.(b) 04/05/19	0.000%	1,000,000	916,640
STRIPS 05/11/18	0.000%	3,600,000	3,398,335
Israel Government AID Bond U.S. Government Guaranteed 09/18/33	5.500%	1,000,000	1,252,234
Israel Government AID Bond(b) U.S. Government Guaranteed 03/15/19	0.000%	2,500,000	2,286,502
02/15/22	0.000%	3,500,000	2,845,881
11/01/24	0.000%	1,850,000	1,324,911
Private Export Funding Corp. 05/15/22	2.800%	1,500,000	1,528,808
Residual Funding Corp.(b) STRIPS 10/15/19	0.000%	14,600,000	13,172,397
10/15/20	0.000%	7,500,000	6,510,690
01/15/21	0.000%	2,000,000	1,722,008
STRIPS Senior Unsecured 07/15/20	0.000%	33,200,000	29,096,082
Tennessee Valley Authority Senior Unsecured 07/18/17	5.500%	6,000,000	6,810,438
04/01/36	5.880%	500,000	646,780
09/15/39	5.250%	2,370,000	2,876,085
Tennessee Valley Authority(b) STRIPS 11/01/25	0.000%	8,500,000	5,713,258
06/15/35	0.000%	750,000	315,362
Total U.S. Government & Agency Obligations (Cost: $141,182,095)			142,440,087

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Foreign Government Obligations(j) 2.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.1%
Australia and New Zealand Banking Group Ltd.(a) 11/23/16	2.400%	1,119,000	1,158,126
Commonwealth Bank of Australia(a) 03/16/17	2.250%	325,000	335,238
National Australia Bank Ltd.(a) 06/20/17	2.000%	875,000	895,159
Westpac Banking Corp.(a) 11/28/16	2.450%	600,000	621,642
05/30/18	1.375%	600,000	593,239
Total			3,603,404
Brazil 0.1%
Brazilian Government International Bond Senior Unsecured 01/07/25	4.250%	744,000	754,044
Petrobras International Finance Co. 03/15/19	7.875%	790,000	921,013
01/27/21	5.375%	630,000	654,515
01/27/41	6.750%	575,000	592,250
Total			2,921,822
Canada 0.7%
Bank of Montreal(a) 10/31/14	1.300%	1,037,000	1,040,370
CDP Financial, Inc.(a) 11/25/19	4.400%	1,000,000	1,112,211
Caisse Centrale Desjardins(a) 03/24/16	2.550%	1,452,000	1,500,802
Hydro-Quebec
02/01/21	9.400%	750,000	1,023,136
01/15/22	8.400%	1,295,000	1,714,996
Province of Ontario Senior Unsecured 05/26/15	0.950%	2,715,000	2,732,892
06/16/15	2.700%	1,840,000	1,883,148
Province of Quebec 01/30/26	6.350%	440,000	552,414
Royal Bank of Canada 09/19/17	1.200%	3,820,000	3,810,209
10/01/18	2.000%	1,761,000	1,780,763
Toronto-Dominion Bank (The)(a) 07/29/15	2.200%	2,500,000	2,549,042
Total			19,699,983

Foreign Government Obligations(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Sinopec Group Overseas Development 2013 Ltd.(a) 10/17/23	4.375%	1,362,000	1,412,246
State Grid Overseas Investment 2013 Ltd.(a) 05/22/18	1.750%	377,000	370,764
Total			1,783,010
France —%
Electricite de France SA Senior Unsecured(a) 01/22/19	2.150%	674,000	677,801
Israel 0.4%
Israel Government AID Bond(b) U.S. Government Guaranteed 11/15/19	0.000%	1,501,000	1,339,746
02/15/20	0.000%	6,000,000	5,300,850
08/15/20	0.000%	2,500,000	2,165,335
02/15/25	0.000%	2,250,000	1,591,652
11/15/26	0.000%	1,500,000	975,713
Total			11,373,296
MEXICO 0.2%
Mexico Government International Bond Senior Unsecured 01/21/21	3.500%	4,305,000	4,470,743
03/08/44	4.750%	1,090,000	1,111,800
10/12/10	5.750%	458,000	485,938
Total			6,068,481
Netherlands 0.1%
Petrobras Global Finance BV 03/17/24	6.250%	1,868,000	1,988,299
03/17/44	7.250%	760,000	837,900
Total			2,826,199
Norway 0.1%
Statoil ASA 01/15/18	6.700%	50,000	58,657
04/15/19	5.250%	880,000	1,010,338
01/15/24	2.650%	1,750,000	1,681,773
09/23/27	7.250%	400,000	546,587
Total			3,297,355
Poland —%
Poland Government International Bond Senior Unsecured 01/22/24	4.000%	1,178,000	1,228,767

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Foreign Government Obligations(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa —%
South Africa Government International Bond Senior Unsecured 09/16/25	5.875%	459,000	510,638
Sweden 0.1%
Stadshypotek AB(a) 10/02/19	1.875%	1,500,000	1,481,987
Turkey —%
Turkey Government International Bond 03/22/24	5.750%	353,000	383,446
United Kingdom 0.1%
Barclays Bank PLC(a) 09/21/15	2.500%	1,600,000	1,638,748
05/10/17	2.250%	343,000	353,710
HSBC Bank PLC(a) 07/07/14	1.625%	1,364,000	1,364,302
Total			3,356,760
Total Foreign Government Obligations (Cost: $58,349,891)			59,212,949

Municipal Bonds 0.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009 05/15/39	6.582%	420,000	530,053
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/39	7.300%	295,000	415,457
Total			945,510
New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010 03/15/40	5.600%	415,000	496,577

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010 11/01/40	5.647%	835,000	1,009,406
Total			1,505,983
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010 02/15/50	7.499%	1,265,000	1,734,341
Ohio State University (The) Revenue Bonds Taxable Series 2011A 06/01/11	4.800%	1,514,000	1,564,204
Total			3,298,545
Total Municipal Bonds (Cost: $4,993,704)			5,750,038

Money Market Funds 2.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(k)(l)	62,804,667	62,804,667
Total Money Market Funds (Cost: $62,804,667)		62,804,667
Total Investments (Cost: $2,922,790,180)		2,988,723,063
Other Assets & Liabilities, Net		8,297,962
Net Assets		2,997,021,025

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $365,354,901 or 12.19% of net assets.

(b)  Zero coupon bond.

(c)  Variable rate security.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)  Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $23,652,024, which represents 0.79% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
AJAX Mortgage Loan Trust CMO Series 2013-A Class A 02/25/51 3.500%	01/28/2013	2,499,208
AJAX Mortgage Loan Trust CMO Series 2013-B Class A1 03/25/52 3.750%	03/20/2013	1,691,952
AJAX Mortgage Loan Trust CMO Series 2013-C Class A 03/25/25 4.500%	11/15/2013	1,910,378
Conix Mortgage Asset Trust Series 2013-1 Class A 12/25/47 4.704%	05/16/2013	1,099,825
Fortress Opportunities Residential Transaction Series 2013-1A Class AR 10/25/18 4.210%	11/08/2013	430,485
Fortress Opportunities Residential Transaction Series 2013-1A Class A1N 10/25/33 3.960%	11/08/2013	822,115
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A 05/25/53 4.000%	05/03/2013	2,618,594
LV Tower 52 LLC Series 2013-1 Class A 12/31/49 5.500%	06/19/2013	2,269,192
LV Tower 52 LLC Series 2013-1 Class M 12/31/49 7.500%	10/08/2013	1,217,314
New York Mortgage Trust Residential Series 2012-RP1A 12/25/17 4.250%	12/27/2012	2,500,000
New York Mortgage Trust Residential Series 2013-RP3A 09/25/18 4.850%	09/18/2013	2,626,000
RBSHD Trust Series 2013-1A Class A 10/25/47 4.685%	09/27/2013	3,848,151

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(i)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $3,111,152, which represents 0.10% of net assets.

(j)  Principal and interest may not be guaranteed by the government.

(k)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,659,755	267,734,754	(257,589,842)	62,804,667	23,825	62,804,667

Abbreviation Legend

AID    Agency for International Development

AMBAC  Ambac Assurance Corporation

CMO  Collateralized Mortgage Obligation

FDIC  Federal Deposit Insurance Corporation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	2,663,088	802,297	3,465,385
All Other Industries	—	490,362,573	—	490,362,573
Residential Mortgage-Backed Securities — Agency	—	747,047,490	—	747,047,490
Residential Mortgage-Backed Securities — Non-Agency	—	138,876,695	16,291,451	155,168,146
Commercial Mortgage-Backed Securities — Agency	—	375,479,086	—	375,479,086
Commercial Mortgage-Backed Securities — Non-Agency	—	81,064,986	16,621,109	97,686,095
Asset-Backed Securities — Non-Agency	—	131,460,725	43,167,774	174,628,499
Inflation-Indexed Bonds	—	8,599,108	—	8,599,108
U.S. Treasury Obligations	432,104,042	233,974,898	—	666,078,940
U.S. Government & Agency Obligations	—	142,440,087	—	142,440,087
Foreign Government Obligations	—	59,212,949	—	59,212,949
Municipal Bonds	—	5,750,038	—	5,750,038
Total Bonds	432,104,042	2,416,931,723	76,882,631	2,925,918,396
Mutual Funds
Money Market Funds	62,804,667	—	—	62,804,667
Total Mutual Funds	62,804,667	—	—	62,804,667
Total	494,908,709	2,416,931,723	76,882,631	2,988,723,063

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Agency ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2013	798,585	8,951,368	19,691,625	12,923,976	31,046,351	73,411,905
Accrued discounts/premiums	(2,316)	—	4,042	(116,447)	1,691	(113,030)
Realized gain (loss)	—	—	8,564	6,390	—	14,954
Change in unrealized appreciation (depreciation)(a)	20,662	—	99,385	(33,021)	264,312	351,338
Sales	(14,634)	—	(3,282,179)	(1,961,557)	(3,475,096)	(8,733,466)
Purchases	—	—	1,420,905	6,989,127	15,969,532	24,379,564
Transfers into Level 3	—	—	—	2,181,684	1,667,072	3,848,756
Transfers out of Level 3	—	(8,951,368)	(1,650,891)	(3,369,043)	(2,306,088)	(16,277,390)
Balance as of June 30, 2014	802,297	—	16,291,451	16,621,109	43,167,774	76,882,631

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $349,939, which is comprised of Corporate Bonds & Notes of $20,662, Residential Mortgage-Backed Securities — Non-Agency of $97,952, Commercial Mortgage-Backed Securities — Non-Agency of $(32,987), and Asset-Backed Securities — Non-Agency of $264,312.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
Consumer Discretionary 14.7%
Auto Components 0.7%
Delphi Automotive PLC	88,447	6,079,847
Hotels, Restaurants & Leisure 2.1%
Norwegian Cruise Line Holdings Ltd.(a)	159,596	5,059,193
Starwood Hotels & Resorts Worldwide, Inc.	162,541	13,136,564
Total		18,195,757
Internet & Catalog Retail 0.6%
TripAdvisor, Inc.(a)	47,030	5,110,280
Multiline Retail 1.8%
Dollar Tree, Inc.(a)	292,672	15,938,917
Specialty Retail 7.0%
DSW, Inc., Class A	49,715	1,389,037
GNC Holdings, Inc., Class A	206,148	7,029,647
L Brands, Inc.	162,905	9,556,007
O'Reilly Automotive, Inc.(a)	86,776	13,068,466
Ross Stores, Inc.	206,823	13,677,205
Signet Jewelers Ltd.	46,180	5,107,046
Tiffany & Co.	59,228	5,937,607
Tractor Supply Co.	12,878	777,831
Ulta Salon Cosmetics & Fragrance, Inc.(a)	45,294	4,140,325
Total		60,683,171
Textiles, Apparel & Luxury Goods 2.5%
Burberry Group PLC ADR	106,194	5,386,159
Kate Spade & Co.(a)	148,234	5,653,645
PVH Corp.	89,447	10,429,520
Total		21,469,324
Total Consumer Discretionary		127,477,296
Consumer Staples 5.4%
Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	175,856	6,793,317
Food Products 2.6%
Hain Celestial Group, Inc. (The)(a)	147,296	13,071,047
Mead Johnson Nutrition Co.	104,853	9,769,154
Total		22,840,201
Household Products 1.4%
Church & Dwight Co., Inc.	175,396	12,268,950

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.6%
Herbalife Ltd.	79,658	5,141,128
Total Consumer Staples		47,043,596
Energy 8.1%
Energy Equipment & Services 2.0%
Cameron International Corp.(a)	161,789	10,954,733
Core Laboratories NV	37,571	6,276,612
Total		17,231,345
Oil, Gas & Consumable Fuels 6.1%
Concho Resources, Inc.(a)	108,549	15,685,330
Denbury Resources, Inc.	619,966	11,444,572
Marathon Petroleum Corp.	88,157	6,882,417
Noble Energy, Inc.	172,458	13,358,597
Southwestern Energy Co.(a)	131,689	5,990,533
Total		53,361,449
Total Energy		70,592,794
Financials 7.6%
Banks 1.6%
First Republic Bank	251,515	13,830,810
Capital Markets 1.6%
Artisan Partners Asset Management, Inc., Class A	102,329	5,800,008
Waddell & Reed Financial, Inc., Class A	125,528	7,856,797
Total		13,656,805
Insurance 1.1%
WR Berkley Corp.	200,799	9,299,002
Real Estate Investment Trusts (REITs) 3.3%
Crown Castle International Corp.	210,805	15,654,379
MFA Financial, Inc.	512,790	4,210,006
Starwood Property Trust, Inc.	368,834	8,767,184
Total		28,631,569
Total Financials		65,418,186
Health Care 15.6%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.(a)	25,672	4,011,250
BioMarin Pharmaceutical, Inc.(a)	71,191	4,428,792
Incyte Corp., Ltd.(a)	114,557	6,465,597
Intercept Pharmaceuticals, Inc.(a)	11,275	2,668,003

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Vertex Pharmaceuticals, Inc.(a)	105,381	9,977,473
Total		27,551,115
Health Care Providers & Services 6.2%
Catamaran Corp.(a)	307,099	13,561,492
Envision Healthcare Holdings, Inc.(a)	175,679	6,308,633
Henry Schein, Inc.(a)	150,489	17,858,530
Universal Health Services, Inc., Class B	164,799	15,781,152
Total		53,509,807
Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.(a)	448,414	7,197,045
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	157,294	9,034,967
Illumina, Inc.(a)	47,857	8,544,389
Total		17,579,356
Pharmaceuticals 3.4%
Actavis PLC(a)	50,451	11,253,096
Forest Laboratories, Inc.(a)	64,828	6,417,972
Jazz Pharmaceuticals PLC(a)	36,080	5,304,121
Perrigo Co. PLC	42,645	6,215,935
Total		29,191,124
Total Health Care		135,028,447
Industrials 17.3%
Airlines 1.3%
Spirit Airlines, Inc.(a)	41,971	2,654,246
United Continental Holdings, Inc.(a)	199,028	8,174,080
Total		10,828,326
Commercial Services & Supplies 2.5%
Copart, Inc.(a)	99,701	3,585,248
Iron Mountain, Inc.	170,285	6,036,603
Stericycle, Inc.(a)	100,698	11,924,657
Total		21,546,508
Construction & Engineering 0.8%
Fluor Corp.	90,615	6,968,294
Electrical Equipment 1.7%
AMETEK, Inc.	286,956	15,002,060
Industrial Conglomerates 1.7%
Roper Industries, Inc.	103,439	15,103,128
Machinery 4.2%
Flowserve Corp.	155,783	11,582,466

Common Stocks (continued)

Issuer	Shares	Value ($)
IDEX Corp.	161,265	13,020,536
Pall Corp.	103,187	8,811,138
WABCO Holdings, Inc.(a)	29,300	3,129,826
Total		36,543,966
Professional Services 2.9%
IHS, Inc., Class A(a)	114,905	15,589,161
Robert Half International, Inc.	20,043	956,853
Towers Watson & Co.	79,206	8,255,642
Total		24,801,656
Road & Rail 1.2%
Genesee & Wyoming, Inc., Class A(a)	41,739	4,382,595
Old Dominion Freight Line, Inc.(a)	96,459	6,142,509
Total		10,525,104
Trading Companies & Distributors 1.0%
WESCO International, Inc.(a)	103,124	8,907,851
Total Industrials		150,226,893
Information Technology 20.7%
Communications Equipment 1.0%
F5 Networks, Inc.(a)	79,476	8,856,805
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	150,263	14,476,337
Internet Software & Services —%
GrubHub, Inc.(a)	5,156	182,574
IT Services 2.4%
Gartner, Inc.(a)	58,096	4,096,930
Vantiv, Inc., Class A(a)	484,174	16,277,930
Total		20,374,860
Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.	85,671	4,632,231
Xilinx, Inc.	277,616	13,134,013
Total		17,766,244
Software 12.6%
Activision Blizzard, Inc.	629,752	14,043,470
Adobe Systems, Inc.(a)	193,283	13,985,958
Check Point Software Technologies Ltd.(a)	182,386	12,225,334
Concur Technologies, Inc.(a)	40,980	3,825,073
Electronic Arts, Inc.(a)	531,868	19,078,105
Intuit, Inc.	142,793	11,499,120
Red Hat, Inc.(a)	249,871	13,810,370

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	123,316	7,640,659
Splunk, Inc.(a)	154,166	8,530,005
Ultimate Software Group, Inc. (The)(a)	30,247	4,179,228
Total		108,817,322
Technology Hardware, Storage & Peripherals 1.0%
SanDisk Corp.	84,811	8,856,813
Total Information Technology		179,330,955
Materials 6.5%
Chemicals 5.3%
Airgas, Inc.	79,736	8,684,048
Albemarle Corp.	133,965	9,578,497
Eastman Chemical Co.	88,520	7,732,222
Ecolab, Inc.	72,900	8,116,686
FMC Corp.	160,499	11,425,924
Total		45,537,377
Metals & Mining 1.2%
Reliance Steel & Aluminum Co.	141,209	10,408,515
Total Materials		55,945,892

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 2.9%
Wireless Telecommunication Services 2.9%
SBA Communications Corp., Class A(a)	243,511	24,911,175
Total Telecommunication Services		24,911,175
Total Common Stocks (Cost: $621,633,148)		855,975,234

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	4,956,858	4,956,858
Total Money Market Funds (Cost: $4,956,858)		4,956,858
Total Investments (Cost: $626,590,006)		860,932,092
Other Assets & Liabilities, Net		5,541,377
Net Assets		866,473,469

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	750,493	125,088,513	(120,882,148)	4,956,858	4,647	4,956,858

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	127,477,296	—	—	127,477,296
Consumer Staples	47,043,596	—	—	47,043,596
Energy	70,592,794	—	—	70,592,794
Financials	65,418,186	—	—	65,418,186
Health Care	135,028,447	—	—	135,028,447
Industrials	150,226,893	—	—	150,226,893
Information Technology	179,330,955	—	—	179,330,955
Materials	55,945,892	—	—	55,945,892
Telecommunication Services	24,911,175	—	—	24,911,175
Total Equity Securities	855,975,234	—	—	855,975,234
Mutual Funds
Money Market Funds	4,956,858	—	—	4,956,858
Total	860,932,092	—	—	860,932,092

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Loomis Sayles Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.0%

Issuer	Shares	Value ($)
Consumer Discretionary 10.7%
Hotels, Restaurants & Leisure 2.5%
Yum! Brands, Inc.	360,150	29,244,180
Internet & Catalog Retail 4.8%
Amazon.com, Inc.(a)	177,087	57,514,316
Specialty Retail 3.4%
Lowe's Companies, Inc.	834,756	40,059,940
Total Consumer Discretionary		126,818,436
Consumer Staples 16.2%
Beverages 9.0%
Coca-Cola Co. (The)	1,003,520	42,509,107
Diageo PLC, ADR	30,069	3,826,882
Monster Beverage Corp.(a)	470,123	33,392,837
SABMiller PLC, ADR	459,726	26,912,360
Total		106,641,186
Food Products 3.9%
Danone SA, ADR	3,100,880	46,296,138
Household Products 3.3%
Procter & Gamble Co. (The)	494,506	38,863,227
Total Consumer Staples		191,800,551
Energy 3.8%
Energy Equipment & Services 3.8%
Schlumberger Ltd.	382,663	45,135,101
Total Energy		45,135,101
Financials 6.0%
Capital Markets 3.5%
Greenhill & Co., Inc.	210,955	10,389,534
SEI Investments Co.	937,095	30,708,603
Total		41,098,137
Consumer Finance 2.5%
American Express Co.	319,906	30,349,482
Total Financials		71,447,619
Health Care 14.9%
Biotechnology 2.3%
Amgen, Inc.	229,272	27,138,926

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.4%
Varian Medical Systems, Inc.(a)	397,977	33,087,808
Zimmer Holdings, Inc.	296,826	30,828,348
Total		63,916,156
Pharmaceuticals 7.2%
Merck & Co., Inc.	345,766	20,002,563
Novartis AG, ADR	428,869	38,825,511
Novo Nordisk A/S, ADR	583,321	26,943,597
Total		85,771,671
Total Health Care		176,826,753
Industrials 6.5%
Air Freight & Logistics 6.5%
Expeditors International of Washington, Inc.	879,319	38,830,727
United Parcel Service, Inc., Class B	375,353	38,533,739
Total		77,364,466
Total Industrials		77,364,466
Information Technology 40.9%
Communications Equipment 9.4%
Cisco Systems, Inc.	2,519,333	62,605,425
QUALCOMM, Inc.	613,312	48,574,310
Total		111,179,735
Internet Software & Services 10.5%
Facebook, Inc., Class A(a)	873,081	58,749,621
Google, Inc., Class A(a)	56,998	33,325,021
Google, Inc., Class C(a)	56,998	32,789,809
Total		124,864,451
IT Services 5.9%
Automatic Data Processing, Inc.	206,417	16,364,740
Visa, Inc., Class A	252,525	53,209,542
Total		69,574,282
Semiconductors & Semiconductor Equipment 3.2%
Altera Corp.	82,612	2,871,593
Analog Devices, Inc.	98,795	5,341,846
ARM Holdings PLC, ADR	644,041	29,136,415
Total		37,349,854

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Loomis Sayles Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 11.9%
Autodesk, Inc.(a)	641,886	36,189,533
Factset Research Systems, Inc.	204,102	24,549,389
Microsoft Corp.	669,250	27,907,725
Oracle Corp.	1,308,148	53,019,238
Total		141,665,885
Total Information Technology		484,634,207
Total Common Stocks (Cost: $1,079,153,912)		1,174,027,133

Money Market Funds 1.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	12,371,522	12,371,522
Total Money Market Funds (Cost: $12,371,522)		12,371,522
Total Investments (Cost: $1,091,525,434)		1,186,398,655
Other Assets & Liabilities, Net		(40,786)
Net Assets		1,186,357,869

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,498,234	69,312,425	(73,439,137)	12,371,522	5,248	12,371,522

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Loomis Sayles Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Loomis Sayles Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	126,818,436	—	—	126,818,436
Consumer Staples	191,800,551	—	—	191,800,551
Energy	45,135,101	—	—	45,135,101
Financials	71,447,619	—	—	71,447,619
Health Care	176,826,753	—	—	176,826,753
Industrials	77,364,466	—	—	77,364,466
Information Technology	484,634,207	—	—	484,634,207
Total Equity Securities	1,174,027,133	—	—	1,174,027,133
Mutual Funds
Money Market Funds	12,371,522	—	—	12,371,522
Total Mutual Funds	12,371,522	—	—	12,371,522
Total	1,186,398,655	—	—	1,186,398,655

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — MFS Value Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.8%

Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Auto Components 1.7%
Delphi Automotive PLC	223,210	15,343,455
Johnson Controls, Inc.	476,815	23,807,373
Total		39,150,828
Automobiles 0.2%
General Motors Co.	127,820	4,639,866
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp.	243,660	24,546,309
Leisure Products 0.7%
Hasbro, Inc.	192,971	10,237,111
Mattel, Inc.	177,140	6,903,146
Total		17,140,257
Media 4.9%
Comcast Corp.	491,104	26,190,576
Omnicom Group, Inc.	364,475	25,957,909
Time Warner, Inc.	208,410	14,640,803
Time, Inc.(a)	26,051	630,955
Viacom, Inc., Class B	212,990	18,472,623
Walt Disney Co. (The)	330,198	28,311,177
Total		114,204,043
Multiline Retail 1.5%
Kohl's Corp.	99,480	5,240,606
Target Corp.	522,270	30,265,547
Total		35,506,153
Specialty Retail 1.2%
Advance Auto Parts, Inc.	102,732	13,860,601
Bed Bath & Beyond, Inc.(a)	85,010	4,877,874
Staples, Inc.	738,645	8,006,912
Total		26,745,387
Total Consumer Discretionary		261,932,843
Consumer Staples 14.2%
Beverages 2.1%
Diageo PLC	1,121,215	35,805,688
Dr. Pepper Snapple Group, Inc.	205,850	12,058,693
Total		47,864,381
Food & Staples Retailing 1.8%
CVS Caremark Corp.	543,998	41,001,129

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 4.4%
Danone SA	253,304	18,813,103
General Mills, Inc.	660,980	34,727,889
Kellogg Co.	103,369	6,791,343
Nestlé SA, Registered Shares	532,322	41,238,748
Total		101,571,083
Household Products 0.5%
Procter & Gamble Co. (The)	145,131	11,405,845
Tobacco 5.4%
Altria Group, Inc.	260,574	10,928,474
Imperial Tobacco Group PLC	110,910	4,992,039
Lorillard, Inc.	433,350	26,421,349
Philip Morris International, Inc.	984,101	82,969,555
Total		125,311,417
Total Consumer Staples		327,153,855
Energy 6.5%
Oil, Gas & Consumable Fuels 6.5%
Apache Corp.	120,045	12,078,928
Chevron Corp.	315,425	41,178,734
EOG Resources, Inc.	90,010	10,518,569
ExxonMobil Corp.	524,365	52,793,068
Occidental Petroleum Corp.	321,285	32,973,479
Total		149,542,778
Total Energy		149,542,778
Financials 25.3%
Banks 10.1%
Citigroup, Inc.	115,700	5,449,470
JPMorgan Chase & Co.	1,642,265	94,627,309
PNC Financial Services Group, Inc. (The)	190,853	16,995,460
U.S. Bancorp	906,992	39,290,893
Wells Fargo & Co.	1,458,432	76,655,186
Total		233,018,318
Capital Markets 6.4%
Bank of New York Mellon Corp. (The)	938,636	35,180,077
BlackRock, Inc.	66,153	21,142,499
Franklin Resources, Inc.	546,655	31,618,525
Goldman Sachs Group, Inc. (The)	242,371	40,582,600
State Street Corp.	293,056	19,710,947
Total		148,234,648

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Financial Services 1.3%
McGraw Hill Financial, Inc.	118,460	9,835,734
Moody's Corp.	82,320	7,216,171
NASDAQ OMX Group, Inc. (The)	339,138	13,097,510
Total		30,149,415
Insurance 7.5%
ACE Ltd.	236,617	24,537,183
Aon PLC	243,295	21,918,446
Chubb Corp. (The)	180,199	16,608,942
MetLife, Inc.	827,550	45,978,678
Prudential Financial, Inc.	272,956	24,230,304
Travelers Companies, Inc. (The)	425,488	40,025,656
Total		173,299,209
Total Financials		584,701,590
Health Care 14.1%
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	652,848	26,701,483
Covidien PLC	220,580	19,891,904
Medtronic, Inc.	432,445	27,572,693
St. Jude Medical, Inc.	252,078	17,456,402
Total		91,622,482
Health Care Providers & Services 1.0%
Express Scripts Holding Co.(a)	301,170	20,880,116
Quest Diagnostics, Inc.	48,172	2,827,215
Total		23,707,331
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	180,292	21,274,456
Pharmaceuticals 8.2%
Johnson & Johnson	803,889	84,102,867
Merck & Co., Inc.	410,363	23,739,500
Novartis AG, Registered Shares	82,350	7,456,817
Pfizer, Inc.	2,196,513	65,192,506
Roche Holding AG, Genusschein Shares	23,623	7,045,877
Zoetis, Inc.	19,350	624,424
Total		188,161,991
Total Health Care		324,766,260

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 15.5%
Aerospace & Defense 6.7%
Honeywell International, Inc.	451,995	42,012,935
Lockheed Martin Corp.	310,411	49,892,360
Northrop Grumman Corp.	151,930	18,175,386
United Technologies Corp.	393,376	45,415,259
Total		155,495,940
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	352,790	36,217,422
Commercial Services & Supplies 1.0%
Tyco International Ltd.	526,250	23,997,000
Electrical Equipment 0.9%
Eaton Corp. PLC	265,468	20,488,820
Industrial Conglomerates 3.3%
3M Co.	326,838	46,816,275
Danaher Corp.	361,971	28,497,977
Total		75,314,252
Machinery 1.3%
Illinois Tool Works, Inc.	115,740	10,134,194
Pentair Plc	84,491	6,093,491
Stanley Black & Decker, Inc.	168,563	14,803,203
Total		31,030,888
Road & Rail 0.7%
Canadian National Railway Co.	245,232	15,944,985
Total Industrials		358,489,307
Information Technology 6.6%
IT Services 5.1%
Accenture PLC, Class A	603,854	48,815,558
Fidelity National Information Services, Inc.	169,030	9,252,702
Fiserv, Inc.(a)	212,150	12,796,888
International Business Machines Corp.	224,742	40,738,982
Western Union Co. (The)	363,854	6,309,228
Total		117,913,358
Semiconductors & Semiconductor Equipment 0.2%
Texas Instruments, Inc.	73,101	3,493,497
Software 1.3%
Oracle Corp.	734,032	29,750,317
Total Information Technology		151,157,172
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 2.0%
Chemicals 1.5%
PPG Industries, Inc.	154,856	32,542,989
Valspar Corp. (The)	28,500	2,171,415
Total		34,714,404
Containers & Packaging 0.5%
Crown Holdings, Inc.(a)	236,590	11,772,718
Total Materials		46,487,122
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	377,255	13,339,737
Verizon Communications, Inc.	856,726	41,919,603
Total		55,259,340
Wireless Telecommunication Services 0.6%
Vodafone Group PLC	3,913,821	13,061,319
Total Telecommunication Services		68,320,659
Utilities 0.3%
Electric Utilities 0.3%
Duke Energy Corp.	104,760	7,772,144
Total Utilities		7,772,144
Total Common Stocks (Cost: $1,565,752,314)		2,280,323,730

Convertible Preferred Stocks 0.1%

Issuer	Shares	Value ($)
Industrials 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	36,590	2,385,302
Total Industrials		2,385,302
Total Convertible Preferred Stocks (Cost: $1,839,799)		2,385,302

Money Market Funds 1.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	28,061,722	28,061,722
Total Money Market Funds (Cost: $28,061,722)		28,061,722
Total Investments (Cost: $1,595,653,835)		2,310,770,754
Other Assets & Liabilities, Net		(2,546,917)
Net Assets		2,308,223,837

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,875,617	108,306,334	(123,120,229)	28,061,722	13,941	28,061,722

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — MFS Value Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	261,932,843	—	—	261,932,843
Consumer Staples	226,304,278	100,849,577	—	327,153,855
Energy	149,542,778	—	—	149,542,778
Financials	584,701,590	—	—	584,701,590
Health Care	310,263,566	14,502,694	—	324,766,260
Industrials	358,489,307	—	—	358,489,307
Information Technology	151,157,172	—	—	151,157,172
Materials	46,487,122	—	—	46,487,122
Telecommunication Services	55,259,340	13,061,319	—	68,320,659
Utilities	7,772,144	—	—	7,772,144
Convertible Preferred Stocks
Industrials	2,385,302	—	—	2,385,302
Total Equity Securities	2,154,295,442	128,413,590	—	2,282,709,032
Mutual Funds
Money Market Funds	28,061,722	—	—	28,061,722
Total Mutual Funds	28,061,722	—	—	28,061,722
Total	2,182,357,164	128,413,590	—	2,310,770,754

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
Australia 6.2%
Charter Hall Retail REIT	1,700,821	6,221,008
Invocare Ltd.	373,627	3,561,300
Monadelphous Group Ltd.	419,011	6,204,630
Pact Group Holdings Ltd.(a)	1,450,096	4,687,194
Shopping Centres Australasia Property Group	2,879,501	4,672,195
Spotless Group Holdings Ltd.(a)	469,562	730,576
Total		26,076,903
Canada 4.1%
CAE, Inc.	231,004	3,022,179
Morguard Real Estate Investment Trust	94,200	1,567,867
Northern Property Real Estate Investment Trust	139,400	3,748,077
Pason Systems Corp.	211,650	5,950,518
Ritchie Bros. Auctioneers, Inc.	121,000	2,982,334
Total		17,270,975
China —%
AMVIG Holdings Ltd.	266,000	93,809
Denmark 2.7%
Christian Hansen Holding A/S	273,982	11,538,256
France 9.9%
Boiron SA	62,840	5,464,834
Euler Hermes Group	14,801	1,776,606
Gaztransport Et Technigaz SA	118,047	7,695,766
Ingenico	51,384	4,471,386
Korian-Medica	142,042	5,426,499
LISI Group	17,908	2,819,964
Neopost SA	70,236	5,260,727
Nexans SA(a)	44,744	2,345,338
Rubis SCA	105,194	6,710,205
Total		41,971,325
Germany 14.9%
Bilfinger SE	68,739	7,836,792
Duerr AG	45,761	4,060,404
ElringKlinger AG	95,471	3,939,502
Fielmann AG	34,542	4,982,883
GFK SE	51,805	2,702,685

Common Stocks (continued)

Issuer	Shares	Value ($)
MTU Aero Engines AG	104,454	9,610,111
Norma Group SE	149,968	8,297,216
QIAGEN NV(a)	142,960	3,464,867
Rational AG	9,163	2,961,695
Stabilus SA(a)	77,755	2,651,102
Symrise AG	231,370	12,607,653
Total		63,114,910
Hong Kong 5.0%
AAC Technologies Holdings, Inc.	1,120,000	7,289,024
ASM Pacific Technology Ltd.	193,300	2,112,473
Emperor Watch & Jewellery, Ltd.	24,610,000	1,650,595
Haitian International Holdings Ltd.	1,151,000	2,688,003
Nexteer Automotive Group Ltd.	5,234,000	3,648,160
Pacific Basin Shipping Ltd.	5,909,000	3,674,229
Total		21,062,484
Ireland 1.1%
Glanbia PLC	318,700	4,809,084
Israel 0.4%
Sarine Technologies Ltd.	909,000	1,873,305
Japan 6.8%
Ariake Japan Co., Ltd.	103,200	2,716,140
FCC Co., Ltd.	221,100	4,158,904
Hogy Medical Co., Ltd.	71,600	3,882,511
Horiba Ltd.	72,800	2,612,693
Miraca Holdings, Inc.	82,100	3,978,902
Musashi Seimitsu Industry Co., Ltd.	136,800	3,432,157
Nifco, Inc.	237,300	7,918,190
Total		28,699,497
Netherlands 3.1%
Koninklijke Boskalis Westminster NV	229,544	13,165,070
New Zealand 2.2%
Auckland International Airport Ltd.	1,698,718	5,799,985
SKYCITY Entertainment Group Ltd.	987,295	3,439,183
Total		9,239,168
Norway 0.4%
Farstad Shipping ASA	81,090	1,513,699

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Singapore 11.0%
Ascendas Real Estate Investment Trust	3,976,000	7,347,306
CapitaMall Trust	6,480,000	10,271,223
Ezra Holdings Ltd.	4,034,000	3,590,192
Hyflux Ltd.	3,887,500	3,681,365
SATS Ltd.	2,696,000	6,790,376
SIA Engineering Co., Ltd.	2,267,000	9,179,492
StarHub Ltd.	1,665,000	5,572,751
Total		46,432,705
Spain 1.0%
Prosegur Cia de Seguridad SA, Registered Shares	558,311	4,005,956
Sweden 1.2%
AF AB, Class B	282,686	5,066,436
Switzerland 1.9%
Burckhardt Compression Holding AG	15,198	8,191,976
United Kingdom 25.7%
Bodycote PLC	750,285	8,827,758
Brammer PLC	376,549	2,943,415
Croda International PLC	301,963	11,374,315
De La Rue PLC	403,119	5,588,172
Diploma PLC	486,093	5,332,476
Domino Printing Sciences PLC	556,115	5,710,411
Fenner PLC	612,568	3,753,088

Common Stocks (continued)

Issuer	Shares	Value ($)
Greene King PLC	352,370	5,086,693
Halma PLC	453,024	4,570,424
HellermannTyton Group PLC	927,894	4,945,025
Interserve PLC	668,722	6,866,704
Laird PLC	910,779	4,423,610
Rotork PLC	286,919	13,110,584
Spectris PLC	158,755	6,031,591
Spirax-Sarco Engineering PLC	139,684	6,533,378
Ultra Electronics Holdings PLC	145,875	4,655,981
Victrex PLC	300,025	8,739,136
Total		108,492,761
Total Common Stocks (Cost: $311,928,100)		412,618,319

Money Market Funds 2.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	10,327,370	10,327,370
Total Money Market Funds (Cost: $10,327,370)		10,327,370
Total Investments (Cost: $322,255,470)		422,945,689
Other Assets & Liabilities, Net		71,201
Net Assets		423,016,890

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	07/31/2014	5,617,000 AUD	5,193,703 USD	—	(90,415)
J.P. Morgan Securities, Inc.	07/31/2014	5,246,000 NZD	4,457,552 USD	—	(122,297)
Total				—	(212,712)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,158,974	61,901,322	(58,732,926)	10,327,370	3,301	10,327,370

Currency Legend

AUD  Australian Dollar

NZD  New Zealand Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Mondrian International Small Cap Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	44,520,252	—	44,520,252
Consumer Staples	—	7,525,224	—	7,525,224
Energy	5,950,518	12,799,657	—	18,750,175
Financials	5,315,944	30,288,338	—	35,604,282
Health Care	—	22,217,613	—	22,217,613
Industrials	6,004,513	170,509,237	—	176,513,750
Information Technology	—	42,482,339	—	42,482,339
Materials	—	49,040,363	—	49,040,363
Telecommunication Services	—	5,572,751	—	5,572,751
Utilities	—	10,391,570	—	10,391,570
Total Equity Securities	17,270,975	395,347,344	—	412,618,319
Mutual Funds
Money Market Funds	10,327,370	—	—	10,327,370
Total Mutual Funds	10,327,370	—	—	10,327,370
Investments in Securities	27,598,345	395,347,344	—	422,945,689
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(212,712)	—	(212,712)
Total	27,598,345	395,134,632	—	422,732,977

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
Australia 6.0%
Dexus Property Group	758,229	793,579
Federation Centres Ltd.	419,036	983,393
Goodman Group	444,513	2,116,320
GPT Group (The)	427,839	1,549,449
Mirvac Group	1,011,902	1,702,847
Scentre Group(a)	1,547,977	4,670,926
Stockland	510,253	1,866,230
Westfield Corp.	582,513	3,927,355
Total		17,610,099
Austria —%
BUWOG-Bauen und Wohnen Gesellschaft mbH(a)	6,103	117,915
Belgium 0.1%
Cofinimmo	2,403	299,462
Brazil 0.7%
BR Malls Participacoes SA	53,960	459,130
BR Properties SA	124,010	747,035
Iguatemi Empresa de Shopping Centers SA	87,309	876,449
Total		2,082,614
Canada 2.3%
Amarillo Gold Corp.(a)	35,930	452,555
Boardwalk Real Estate Investment Trust	19,220	1,175,481
Brookfield Office Properties(a)	29,323	757,086
Calloway Real Estate Investment Trust(a)	17,538	436,539
Canadian Roxana Resources(a)	8,534	182,828
Extendicare, Inc.	28,320	195,338
First Capital Realty, Inc.	40,810	712,134
RioCan Real Estate Investment Trust	113,749	2,911,284
Total		6,823,245
China 0.2%
China Overseas Land & Investment Ltd.	204,000	494,812
Finland 0.3%
Citycon OYJ	45,545	167,137
Sponda OYJ	117,412	627,012
Total		794,149

Common Stocks (continued)

Issuer	Shares	Value ($)
France 3.1%
Altarea	464	88,632
Fonciere Des Regions	6,764	733,361
Gecina SA	3,842	560,281
ICADE	7,247	776,996
Klepierre	17,302	881,684
Mercialys SA	8,856	206,394
Unibail-Rodamco SE	20,266	5,895,538
Total		9,142,886
Germany 1.6%
Alstria Office REIT AG	21,431	283,829
Deutsche Annington Immobilien SE	25,110	738,893
Deutsche Euroshop AG	11,920	589,226
Deutsche Wohnen AG	49,537	1,068,339
GAGFAH SA(a)	11,379	207,153
LEG Immobilien AG	20,996	1,414,348
Prime Office AG(a)	64,361	299,817
Total		4,601,605
Hong Kong 11.9%
Champion REIT	172,000	79,902
China Overseas Grand Oceans Group Ltd.	206,000	127,576
China Resources Land Ltd.	964,000	1,763,711
Hang Lung Properties Ltd.	252,000	777,126
Henderson Land Development Co., Ltd.	174,336	1,020,316
Hongkong Land Holdings Ltd.	754,000	5,031,948
Hysan Development Co., Ltd.	595,500	2,789,105
Kerry Properties Ltd.	182,500	637,909
Link REIT (The)	567,888	3,057,379
New World Development Co., Ltd.	1,948,382	2,218,030
Sino Land Co., Ltd.	227,250	374,081
Sun Hung Kai Properties Ltd.	816,113	11,198,710
Swire Properties Ltd.	605,300	1,768,961
Wharf Holdings Ltd.	538,466	3,877,396
Total		34,722,150
Italy 0.2%
Beni Stabili SpA	476,806	437,437

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Japan 14.6%
Activia Properties, Inc.	98	862,309
Advance Residence Investment Corp.	93	235,134
Daiwa House REIT Investment Corp.	28	123,819
GLP J-REIT	282	316,093
Hulic Co., Ltd.	99,700	1,315,008
Industrial & Infrastructure Fund Investment Corp.	14	125,364
Japan Real Estate Investment Corp.	407	2,370,663
Japan Retail Fund Investment Corp.	481	1,082,114
Kenedix Office Investment Corp.	16	87,100
Mitsubishi Estate Co., Ltd.	439,000	10,845,720
Mitsui Fudosan Co., Ltd.	341,000	11,508,501
Nippon Building Fund, Inc.	498	2,911,755
Nippon Prologis REIT, Inc.	225	524,731
Nomura Real Estate Holdings, Inc.	14,000	265,170
NTT Urban Development Corp.	18,600	209,468
ORIX JREIT, Inc.	275	385,732
Sumitomo Realty & Development Co., Ltd.	172,000	7,388,528
Tokyo Tatemono Co., Ltd.	138,000	1,278,207
United Urban Investment Corp.	570	920,230
Total		42,755,646
Netherlands 0.8%
Corio NV	17,354	886,354
Eurocommercial Properties NV	15,030	741,312
Vastned Retail NV	2,628	133,829
Wereldhave NV	5,148	478,638
Total		2,240,133
Norway 0.2%
Norwegian Property ASA	407,272	501,301
Singapore 2.5%
Ascendas Real Estate Investment Trust	259,000	478,610
CapitaCommercial Trust	171,000	233,555
CapitaLand Ltd.	838,000	2,152,024
CapitaMall Trust	501,000	794,118
City Developments Ltd.	80,000	657,235
Global Logistic Properties Ltd.	676,000	1,465,055
Keppel REIT Management Ltd.	131,000	134,614

Common Stocks (continued)

Issuer	Shares	Value ($)
SPH REIT	367,000	301,639
UOL Group Ltd.	208,877	1,093,352
Total		7,310,202
Spain 0.1%
Hispania Activos Inmobiliarios SAU(a)	18,300	253,213
Sweden 0.7%
Atrium Ljungberg AB, Class B	32,528	530,648
Castellum AB	16,545	293,433
Fabege AB	13,486	190,839
Hufvudstaden AB	82,625	1,159,944
Total		2,174,864
Switzerland 0.8%
Mobimo Holding AG	409	86,707
PSP Swiss Property AG	18,052	1,699,754
Swiss Prime Site AG	7,282	603,549
Total		2,390,010
United Kingdom 6.9%
Atrium European Real Estate Ltd.	76,052	454,458
British Land Co. PLC	308,425	3,708,065
Capital & Counties Properties PLC	99,117	552,481
Capital & Regional PLC	563,120	443,313
Derwent London PLC	27,533	1,262,344
Grainger PLC	131,827	474,230
Great Portland Estates PLC	95,811	1,055,973
Hammerson PLC	255,296	2,534,099
Intu Properties PLC	196,960	1,050,333
Land Securities Group PLC	229,190	4,063,562
LXB Retail Properties PLC(a)	554,781	1,186,815
Quintain Estates & Development PLC(a)	375,339	568,484
Safestore Holdings PLC	192,236	717,204
Segro PLC	72,699	429,488
Shaftesbury PLC	54,617	613,173
St. Modwen Properties PLC	58,784	360,762
Unite Group PLC (The)	71,175	479,927
Urban & Civic PLC(a)(b)	82,157	339,557
Total		20,294,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
United States 46.3%
Acadia Realty Trust	24,800	696,632
Alexandria Real Estate Equities, Inc.	18,000	1,397,520
AvalonBay Communities, Inc.	59,149	8,410,396
Boston Properties, Inc.	41,405	4,893,243
Camden Property Trust	35,071	2,495,302
Chesapeake Lodging Trust	1,074	32,467
Cousins Properties, Inc.	55,631	692,606
DCT Industrial Trust, Inc.	134,838	1,107,020
DDR Corp.	10,130	178,592
Duke Realty Corp.	127,010	2,306,502
Equity Lifestyle Properties, Inc.	40,446	1,786,095
Equity Residential	178,142	11,222,946
Essex Property Trust, Inc.	6,099	1,127,766
Federal Realty Investment Trust	7,701	931,205
Forest City Enterprises, Inc., Class A(a)	84,472	1,678,459
General Growth Properties, Inc.	238,319	5,614,796
HCP, Inc.	51,077	2,113,566
Health Care REIT, Inc.	15,000	940,050
Healthcare Realty Trust, Inc.	61,025	1,551,256
Hilton Worldwide Holdings, Inc.(a)	49,637	1,156,542
Host Hotels & Resorts, Inc.	535,004	11,775,438
Hudson Pacific Properties, Inc.	50,610	1,282,457
Lexington Realty Trust	11,933	131,382
Liberty Property Trust	23,300	883,769
Macerich Co. (The)	71,729	4,787,911
Mack-Cali Realty Corp.	99,973	2,147,420
Mid-America Apartment Communities, Inc.	22,331	1,631,280
National Retail Properties, Inc.	72,420	2,693,300
ProLogis, Inc.	88,280	3,627,425
PS Business Parks, Inc.	6,563	547,945
Public Storage	41,755	7,154,719
Realty Income Corp.	10,243	454,994
Regency Centers Corp.	98,173	5,466,273
Rexford Industrial Realty, Inc.	15,810	225,134
Senior Housing Properties Trust	150,825	3,663,539
Simon Property Group, Inc.	103,111	17,145,297
Sovran Self Storage, Inc.	490	37,853

Common Stocks (continued)

Issuer	Shares	Value ($)
Starwood Hotels & Resorts Worldwide, Inc.	50,654	4,093,856
Sunstone Hotel Investors, Inc.	37,682	562,592
Tanger Factory Outlet Centers, Inc.	56,297	1,968,706
Taubman Centers, Inc.	8,919	676,149
Ventas, Inc.	60,941	3,906,318
Vornado Realty Trust	90,423	9,650,847
Washington Prime Group, Inc.(a)	27,755	520,129
Total		135,367,694
Total Common Stocks (Cost: $231,697,491)		290,413,705
Rights —%
United Kingdom —%
Capital and Regional(a)	452,202	1
Total Rights (Cost: $—)		1
Warrants —%
Hong Kong —%
Sun Hung Kai Properties Ltd.(a)(b)	77,606	101,333
Total Warrants (Cost: $76,333)		101,333

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	823,881	823,881
Total Money Market Funds (Cost: $823,881)		823,881
Total Investments (Cost: $232,597,705)		291,338,920
Other Assets & Liabilities, Net		1,208,335
Net Assets		292,547,255

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $440,890, which represents 0.15% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Urban & Civic PLC	04/28/2014	310,701
Sun Hung Kai Properties Ltd	03/24/2011 – 03/10/2014	76,333

(c)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,109,787	24,418,180	(24,704,086)	823,881	607	823,881

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,250,398	—	—	5,250,398
Financials	138,827,817	146,140,152	—	284,967,969
Health Care	195,338	—	—	195,338
Rights
Financials	—	1	—	1
Warrants
Financials	—	101,333	—	101,333
Total Equity Securities	144,273,553	146,241,486	—	290,515,039
Mutual Funds
Money Market Funds	823,881	—	—	823,881
Total Mutual Funds	823,881	—	—	823,881
Total	145,097,434	146,241,486	—	291,338,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%

Issuer	Shares	Value ($)
Consumer Discretionary 4.1%
Automobiles 4.1%
Ford Motor Co.	4,886,100	84,236,364
Total Consumer Discretionary		84,236,364
Consumer Staples 4.1%
Beverages 2.2%
Molson Coors Brewing Co., Class B	616,100	45,689,976
Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	503,000	37,760,210
Total Consumer Staples		83,450,186
Energy 16.7%
Oil, Gas & Consumable Fuels 16.7%
Chevron Corp.	321,300	41,945,715
ConocoPhillips	1,082,000	92,759,860
Marathon Oil Corp.	1,035,300	41,329,176
Occidental Petroleum Corp.	400,600	41,113,578
Royal Dutch Shell PLC, ADR	536,700	44,207,979
Total SA, ADR	1,160,900	83,816,980
Total		345,173,288
Total Energy		345,173,288
Financials 23.6%
Banks 13.5%
Citigroup, Inc.	894,500	42,130,950
Fifth Third Bancorp	1,699,400	36,282,190
JPMorgan Chase & Co.	1,275,500	73,494,310
PNC Financial Services Group, Inc. (The)	469,100	41,773,355
Wells Fargo & Co.	1,591,500	83,649,240
Total		277,330,045
Consumer Finance 2.2%
Navient Corp.	2,137,590	37,856,719
SLM Corp.	970,490	8,064,772
Total		45,921,491
Insurance 7.9%
Allstate Corp. (The)	642,600	37,733,472
MetLife, Inc.	1,486,000	82,562,160
Travelers Companies, Inc. (The)	456,800	42,971,176
Total		163,266,808
Total Financials		486,518,344

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 13.8%
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	530,000	38,319,000
Health Care Providers & Services 2.0%
WellPoint, Inc.	391,900	42,172,359
Pharmaceuticals 9.9%
GlaxoSmithKline PLC, ADR	832,800	44,538,144
Johnson & Johnson	399,300	41,774,766
Merck & Co., Inc.	677,000	39,164,450
Pfizer, Inc.	1,182,700	35,102,536
Teva Pharmaceutical Industries Ltd., ADR	823,400	43,162,628
Total		203,742,524
Total Health Care		284,233,883
Industrials 7.7%
Aerospace & Defense 3.6%
Lockheed Martin Corp.	244,300	39,266,339
Northrop Grumman Corp.	301,000	36,008,630
Total		75,274,969
Industrial Conglomerates 2.1%
General Electric Co.	1,650,300	43,369,884
Road & Rail 2.0%
Norfolk Southern Corp.	397,565	40,961,122
Total Industrials		159,605,975
Information Technology 13.1%
Communications Equipment 3.5%
Cisco Systems, Inc.	1,515,700	37,665,145
Harris Corp.	442,700	33,534,525
Total		71,199,670
IT Services 1.9%
Xerox Corp.	3,196,300	39,761,972
Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	2,715,800	83,918,220
Software 3.6%
CA, Inc.	1,152,400	33,119,976
Microsoft Corp.	996,600	41,558,220
Total		74,678,196
Total Information Technology		269,558,058

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 6.2%
Chemicals 1.9%
EI du Pont de Nemours & Co.	596,100	39,008,784
Metals & Mining 2.1%
Barrick Gold Corp.	2,368,400	43,341,720
Paper & Forest Products 2.2%
International Paper Co.	912,300	46,043,781
Total Materials		128,394,285
Telecommunication Services 5.9%
Diversified Telecommunication Services 5.9%
AT&T, Inc.	2,285,500	80,815,280
Verizon Communications, Inc.	817,800	40,014,954
Total		120,830,234
Total Telecommunication Services		120,830,234
Utilities 2.0%
Electric Utilities 2.0%
American Electric Power Co., Inc.	750,100	41,833,077
Total Utilities		41,833,077
Total Common Stocks (Cost: $1,500,488,976)		2,003,833,694

Money Market Funds 3.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(a)(b)	64,960,294	64,960,294
Total Money Market Funds (Cost: $64,960,294)		64,960,294
Total Investments (Cost: $1,565,449,270)		2,068,793,988
Other Assets & Liabilities, Net		(5,431,145)
Net Assets		2,063,362,843

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,831,717	218,684,383	(206,555,806)	64,960,294	27,584	64,960,294

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — NFJ Dividend Value Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	84,236,364	—	—	84,236,364
Consumer Staples	83,450,186	—	—	83,450,186
Energy	345,173,288	—	—	345,173,288
Financials	486,518,344	—	—	486,518,344
Health Care	284,233,883	—	—	284,233,883
Industrials	159,605,975	—	—	159,605,975
Information Technology	269,558,058	—	—	269,558,058
Materials	128,394,285	—	—	128,394,285
Telecommunication Services	120,830,234	—	—	120,830,234
Utilities	41,833,077	—	—	41,833,077
Total Equity Securities	2,003,833,694	—	—	2,003,833,694
Mutual Funds
Money Market Funds	64,960,294	—	—	64,960,294
Total Mutual Funds	64,960,294	—	—	64,960,294
Total	2,068,793,988	—	—	2,068,793,988

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.1%

Issuer	Shares	Value ($)
Consumer Discretionary 23.0%
Auto Components 1.3%
BorgWarner, Inc.	276,900	18,051,111
Automobiles 0.2%
Tesla Motors, Inc.(a)	12,390	2,974,343
Hotels, Restaurants & Leisure 5.2%
Chipotle Mexican Grill, Inc.(a)	19,015	11,266,578
Hilton Worldwide Holdings, Inc.(a)	709,100	16,522,030
MGM Resorts International(a)	447,600	11,816,640
Starbucks Corp.	454,000	35,130,520
Total		74,735,768
Internet & Catalog Retail 5.2%
Amazon.com, Inc.(a)	72,500	23,546,550
Priceline Group, Inc. (The)(a)	33,840	40,709,520
TripAdvisor, Inc.(a)	95,100	10,333,566
Total		74,589,636
Media 6.2%
CBS Corp., Class B Non Voting	229,600	14,267,344
Liberty Global PLC, Class C(a)	498,900	21,108,459
Twenty-First Century Fox, Inc., Class A	966,400	33,968,960
Walt Disney Co. (The)	226,500	19,420,110
Total		88,764,873
Multiline Retail 1.5%
Dollar General Corp.(a)	367,000	21,051,120
Specialty Retail 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.(a)	153,100	13,994,871
Textiles, Apparel & Luxury Goods 2.4%
Michael Kors Holdings Ltd.(a)	159,600	14,148,540
Nike, Inc., Class B	266,900	20,698,095
Total		34,846,635
Total Consumer Discretionary		329,008,357
Consumer Staples 2.2%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	142,200	16,375,752
CVS Caremark Corp.	205,000	15,450,850
Total		31,826,602
Total Consumer Staples		31,826,602

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 6.3%
Energy Equipment & Services 1.9%
Schlumberger Ltd.	232,200	27,387,990
Oil, Gas & Consumable Fuels 4.4%
Concho Resources, Inc.(a)	131,900	19,059,550
Noble Energy, Inc.	193,700	15,004,002
Pioneer Natural Resources Co.	72,815	16,733,615
Range Resources Corp.	141,450	12,299,078
Total		63,096,245
Total Energy		90,484,235
Financials 7.4%
Capital Markets 4.1%
BlackRock, Inc.	78,905	25,218,038
Charles Schwab Corp. (The)	561,700	15,126,581
Morgan Stanley	591,100	19,110,263
Total		59,454,882
Consumer Finance 1.3%
American Express Co.	190,600	18,082,222
Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	314,300	28,280,714
Total Financials		105,817,818
Health Care 14.6%
Biotechnology 8.5%
Alexion Pharmaceuticals, Inc.(a)	123,900	19,359,375
Amgen, Inc.	125,950	14,908,702
Biogen Idec, Inc.(a)	68,200	21,504,142
Celgene Corp.(a)	469,000	40,277,720
Gilead Sciences, Inc.(a)	312,000	25,867,920
Total		121,917,859
Health Care Providers & Services 2.4%
McKesson Corp.	103,000	19,179,630
UnitedHealth Group, Inc.	185,275	15,146,231
Total		34,325,861
Health Care Technology 1.6%
Cerner Corp.(a)	283,200	14,607,456
IMS Health Holdings, Inc.(a)	314,900	8,086,632
Total		22,694,088

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 2.1%
AbbVie, Inc.	272,300	15,368,612
Zoetis, Inc.	460,600	14,863,562
Total		30,232,174
Total Health Care		209,169,982
Industrials 11.7%
Aerospace & Defense 2.7%
Precision Castparts Corp.	92,300	23,296,520
United Technologies Corp.	130,700	15,089,315
Total		38,385,835
Airlines 0.9%
Delta Air Lines, Inc.	347,200	13,443,584
Industrial Conglomerates 2.6%
Danaher Corp.	466,600	36,735,418
Professional Services 1.3%
Nielsen NV	373,545	18,083,313
Road & Rail 4.2%
Union Pacific Corp.	604,352	60,284,112
Total Industrials		166,932,262
Information Technology 28.0%
Internet Software & Services 9.8%
Baidu, Inc., ADR(a)	152,300	28,451,163
CoStar Group, Inc.(a)	37,800	5,978,826
Facebook, Inc., Class A(a)	483,200	32,514,528
Google, Inc., Class A(a)	54,810	32,045,763
Google, Inc., Class C(a)	54,940	31,605,883
Twitter, Inc.(a)	240,300	9,845,091
Total		140,441,254
IT Services 6.4%
Cognizant Technology Solutions Corp., Class A(a)	326,080	15,948,573
MasterCard, Inc., Class A	344,950	25,343,476
Visa, Inc., Class A	235,000	49,516,850
Total		90,808,899
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	696,900	15,715,095
ARM Holdings PLC, ADR	380,600	17,218,344
Total		32,933,439

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 5.9%
FireEye, Inc.(a)	271,300	11,001,215
Oracle Corp.	388,100	15,729,693
Salesforce.com, Inc.(a)	504,846	29,321,456
ServiceNow, Inc.(a)	163,100	10,105,676
Workday, Inc., Class A(a)	200,600	18,025,916
Total		84,183,956
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	559,800	52,022,214
Total Information Technology		400,389,762
Materials 4.3%
Chemicals 4.3%
Ecolab, Inc.	139,200	15,498,528
Monsanto Co.	368,600	45,979,164
Total		61,477,692
Total Materials		61,477,692
Telecommunication Services 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A(a)	219,500	22,454,850
Total Telecommunication Services		22,454,850
Total Common Stocks (Cost: $1,043,607,579)		1,417,561,560

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	15,802,532	15,802,532
Total Money Market Funds (Cost: $15,802,532)		15,802,532
Total Investments (Cost: $1,059,410,111)		1,433,364,092
Other Assets & Liabilities, Net		(3,347,370)
Net Assets		1,430,016,722

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,112,439	174,420,107	(177,730,014)	15,802,532	9,934	15,802,532

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	329,008,357	—	—	329,008,357
Consumer Staples	31,826,602	—	—	31,826,602
Energy	90,484,235	—	—	90,484,235
Financials	105,817,818	—	—	105,817,818
Health Care	209,169,982	—	—	209,169,982
Industrials	166,932,262	—	—	166,932,262
Information Technology	400,389,762	—	—	400,389,762
Materials	61,477,692	—	—	61,477,692
Telecommunication Services	22,454,850	—	—	22,454,850
Total Equity Securities	1,417,561,560	—	—	1,417,561,560
Mutual Funds
Money Market Funds	15,802,532	—	—	15,802,532
Total Mutual Funds	15,802,532	—	—	15,802,532
Total	1,433,364,092	—	—	1,433,364,092

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%

Issuer	Shares	Value ($)
Consumer Discretionary 19.1%
Auto Components 2.6%
Dana Holding Corp.	266,600	6,510,372
Dorman Products, Inc.(a)	29,485	1,454,200
Gentherm, Inc.(a)	69,760	3,100,832
Motorcar Parts of America, Inc.(a)	99,454	2,421,705
Tenneco, Inc.(a)	33,805	2,220,989
Total		15,708,098
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc.(a)	51,496	2,211,239
Grand Canyon Education, Inc.(a)	73,460	3,376,956
LifeLock, Inc.(a)	90,020	1,256,679
Service Corp. International	475,478	9,851,904
Total		16,696,778
Hotels, Restaurants & Leisure 2.7%
Bloomin' Brands, Inc.(a)	81,115	1,819,410
Fiesta Restaurant Group, Inc.(a)	93,737	4,350,334
Krispy Kreme Doughnuts, Inc.(a)	94,092	1,503,590
Multimedia Games Holdings Co., Inc.(a)	107,173	3,176,608
Papa John's International, Inc.	57,429	2,434,415
Red Robin Gourmet Burgers, Inc.(a)	35,732	2,544,119
Zoe's Kitchen, Inc.(a)	17,969	617,774
Total		16,446,250
Household Durables 1.4%
Tempur Sealy International, Inc.(a)	139,030	8,300,091
Internet & Catalog Retail 1.3%
HomeAway, Inc.(a)	182,342	6,349,148
RetailMeNot, Inc.(a)	45,391	1,207,855
Total		7,557,003
Leisure Products 0.9%
Sturm Ruger & Co., Inc.	88,727	5,235,780
Media 1.2%
Cinemark Holdings, Inc.	70,323	2,486,621
IMAX Corp.(a)	162,400	4,625,152
Total		7,111,773
Specialty Retail 3.6%
American Eagle Outfitters, Inc.	164,623	1,847,070
Asbury Automotive Group, Inc.(a)	23,000	1,581,020
Cabela's, Inc.(a)	146,900	9,166,560

Common Stocks (continued)

Issuer	Shares	Value ($)
Children's Place, Inc. (The)	42,385	2,103,568
Five Below, Inc.(a)	54,186	2,162,563
Francesca's Holdings Corp.(a)	105,596	1,556,485
Restoration Hardware Holdings, Inc.(a)	22,154	2,061,430
Zumiez, Inc.(a)	47,028	1,297,502
Total		21,776,198
Textiles, Apparel & Luxury Goods 2.6%
Columbia Sportswear Co.	60,773	5,022,889
Deckers Outdoor Corp.(a)	82,580	7,129,131
Oxford Industries, Inc.	15,530	1,035,385
Tumi Holdings, Inc.(a)	106,401	2,141,852
Total		15,329,257
Total Consumer Discretionary		114,161,228
Consumer Staples 2.2%
Food & Staples Retailing 1.7%
Pricesmart, Inc.	88,851	7,733,591
United Natural Foods, Inc.(a)	34,920	2,273,292
Total		10,006,883
Food Products 0.5%
Annie's, Inc.(a)	29,090	983,824
Hain Celestial Group, Inc. (The)(a)	21,756	1,930,627
Total		2,914,451
Total Consumer Staples		12,921,334
Energy 5.6%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc.(a)	147,816	7,757,383
Oil, Gas & Consumable Fuels 4.3%
Approach Resources, Inc.(a)	83,918	1,907,456
Athlon Energy, Inc.(a)	33,420	1,594,134
Bill Barrett Corp.(a)	109,827	2,941,167
Bonanza Creek Energy, Inc.(a)	35,970	2,057,124
Diamondback Energy, Inc.(a)	40,126	3,563,189
Kodiak Oil & Gas Corp.(a)	91,580	1,332,489
Laredo Petroleum, Inc.(a)	62,173	1,926,120
Magnum Hunter Resources Corp.(a)	269,941	2,213,516
Memorial Resource Development Corp.(a)	9,600	233,856
Oasis Petroleum, Inc.(a)	31,570	1,764,447
Parsley Energy, Inc., Class A(a)	22,698	546,341

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Rosetta Resources, Inc.(a)	45,270	2,483,060
World Fuel Services Corp.	63,574	3,129,748
Total		25,692,647
Total Energy		33,450,030
Financials 11.3%
Banks 0.3%
Bank of the Ozarks, Inc.	58,470	1,955,822
Capital Markets 2.3%
Eaton Vance Corp.	108,334	4,093,942
Evercore Partners, Inc., Class A	38,216	2,202,770
Financial Engines, Inc.	158,709	7,186,344
Total		13,483,056
Consumer Finance 0.9%
Encore Capital Group, Inc.(a)	20,810	945,190
Portfolio Recovery Associates, Inc.(a)	76,770	4,570,118
Total		5,515,308
Diversified Financial Services 1.0%
MarkeTaxess Holdings, Inc.	110,181	5,956,385
Insurance 2.5%
eHealth, Inc.(a)	28,300	1,074,551
MBIA, Inc.(a)	424,939	4,691,327
Montpelier Re Holdings Ltd.	138,937	4,439,037
White Mountains Insurance Group Ltd.	8,144	4,955,135
Total		15,160,050
Real Estate Investment Trusts (REITs) 2.8%
Corrections Corp. of America	224,194	7,364,773
CyrusOne, Inc.	99,931	2,488,282
First Industrial Realty Trust, Inc.	360,646	6,794,570
Total		16,647,625
Real Estate Management & Development 1.5%
Alexander & Baldwin, Inc.	135,465	5,615,024
Tejon Ranch Co.(a)	95,845	3,085,251
Total		8,700,275
Total Financials		67,418,521
Health Care 18.8%
Biotechnology 2.8%
ACADIA Pharmaceuticals, Inc.(a)	164,133	3,707,764
Exact Sciences Corp.(a)	26,730	455,212
Common Stocks (continued)

Issuer	Shares	Value ($)
Foundation Medicine, Inc.(a)	31,960	861,642
Hyperion Therapeutics, Inc.(a)	40,952	1,068,847
Ligand Pharmaceuticals, Inc.(a)	33,320	2,075,503
Medivation, Inc.(a)	26,378	2,033,216
NPS Pharmaceuticals, Inc.(a)	110,520	3,652,686
Sunesis Pharmaceuticals, Inc.(a)	179,531	1,170,542
Synageva Biopharma Corp.(a)	13,145	1,377,596
Total		16,403,008
Health Care Equipment & Supplies 6.5%
Align Technology, Inc.(a)	17,540	982,942
AtriCure, Inc.(a)	115,920	2,130,610
Cardiovascular Systems, Inc.(a)	88,219	2,748,904
Cynosure Inc., Class A(a)	142,928	3,037,220
DexCom, Inc.(a)	194,337	7,707,406
Endologix, Inc.(a)	290,468	4,418,018
Insulet Corp.(a)	63,308	2,511,428
Novadaq Technologies, Inc.(a)	83,588	1,377,530
NxStage Medical, Inc.(a)	67,907	975,824
Oxford Immunotec Global PLC(a)	47,945	806,914
Sirona Dental Systems, Inc.(a)	24,272	2,001,469
Spectranetics Corp. (The)(a)	259,722	5,942,439
Tandem Diabetes Care, Inc.(a)	60,700	986,982
Thoratec Corp.(a)	62,270	2,170,732
Veracyte, Inc.(a)	69,875	1,196,260
Total		38,994,678
Health Care Providers & Services 6.2%
Acadia Healthcare Co., Inc.(a)	250,961	11,418,725
Adeptus Health, Inc., Class A(a)	24,483	621,134
ExamWorks Group, Inc.(a)	98,660	3,130,482
Magellan Health, Inc.(a)	48,447	3,015,341
MWI Veterinary Supply, Inc.(a)	20,170	2,863,938
Team Health Holdings, Inc.(a)	94,106	4,699,654
Tenet Healthcare Corp.(a)	180,657	8,480,039
WellCare Health Plans, Inc.(a)	38,636	2,884,564
Total		37,113,877
Health Care Technology 1.2%
HMS Holdings Corp.(a)	99,187	2,024,407
Medidata Solutions, Inc.(a)	120,140	5,143,193
Total		7,167,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.5%
Cambrex Corp.(a)	50,470	1,044,729
ICON PLC(a)	42,380	1,996,522
Total		3,041,251
Pharmaceuticals 1.6%
AcelRx Pharmaceuticals, Inc.(a)	64,084	656,861
Akorn, Inc.(a)	218,710	7,272,108
ANI Pharmaceuticals, Inc(a)	14,804	509,850
Lannett Co., Inc.(a)	26,286	1,304,311
Total		9,743,130
Total Health Care		112,463,544
Industrials 15.1%
Aerospace & Defense 2.2%
Alliant Techsystems, Inc.	47,178	6,318,078
Orbital Sciences Corp.(a)	148,230	4,380,196
Triumph Group, Inc.	33,143	2,314,044
Total		13,012,318
Air Freight & Logistics 0.7%
XPO Logistics, Inc.(a)	137,901	3,946,727
Commercial Services & Supplies 0.6%
Casella Waste Systems, Inc., Class A(a)	281,723	1,411,432
Ritchie Bros. Auctioneers, Inc.	100,619	2,480,259
Total		3,891,691
Electrical Equipment 0.8%
Generac Holdings, Inc.(a)	36,670	1,787,296
Power Solutions International, Inc.(a)	42,559	3,062,971
Total		4,850,267
Machinery 2.3%
Middleby Corp. (The)(a)	57,045	4,718,762
Proto Labs, Inc.(a)	36,126	2,959,442
Rexnord Corp.(a)	51,720	1,455,918
TriMas Corp.(a)	63,416	2,418,052
Woodward, Inc.	38,558	1,934,841
Total		13,487,015
Marine 0.6%
Matson, Inc.	142,515	3,825,103
Professional Services 3.3%
Acacia Research Corp.	82,990	1,473,073
Corporate Executive Board Co. (The)	62,566	4,268,253
Huron Consulting Group, Inc.(a)	25,755	1,823,969

Common Stocks (continued)

Issuer	Shares	Value ($)
On Assignment, Inc.(a)	235,165	8,364,819
Paylocity Holding Corp.(a)	49,980	1,081,067
Wageworks, Inc.(a)	50,739	2,446,127
Total		19,457,308
Road & Rail 2.6%
Genesee & Wyoming, Inc., Class A(a)	27,450	2,882,250
Old Dominion Freight Line, Inc.(a)	198,842	12,662,258
Total		15,544,508
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc.(a)	55,142	1,826,303
DXP Enterprises, Inc.(a)	15,160	1,145,186
Kaman Corp.	71,300	3,046,649
MRC Global, Inc.(a)	213,840	6,049,534
Total		12,067,672
Total Industrials		90,082,609
Information Technology 20.5%
Electronic Equipment, Instruments & Components 1.5%
Belden, Inc.	31,158	2,435,309
Cognex Corp.(a)	98,531	3,783,591
Coherent, Inc.(a)	24,905	1,647,964
Universal Display Corp.(a)	36,520	1,172,292
Total		9,039,156
Internet Software & Services 5.4%
Borderfree, Inc.(a)	52,463	869,312
ChannelAdvisor Corp.(a)	11,800	311,048
Conversant, Inc.(a)	133,702	3,396,031
Cornerstone OnDemand, Inc.(a)	97,511	4,487,456
CoStar Group, Inc.(a)	3,220	509,307
Dealertrack Technologies, Inc.(a)	53,500	2,425,690
Demandware, Inc.(a)	69,560	4,825,377
Envestnet, Inc.(a)	126,733	6,199,778
Marketo, Inc.(a)	65,008	1,890,433
OpenTable, Inc.(a)	11,740	1,216,264
SciQuest, Inc.(a)	22,676	401,139
SPS Commerce, Inc.(a)	91,105	5,756,925
Total		32,288,760
IT Services 1.4%
Euronet Worldwide, Inc.(a)	40,890	1,972,534
InterXion Holding NV(a)	96,165	2,632,998
MAXIMUS, Inc.	61,970	2,665,949

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
WEX, Inc.(a)	11,990	1,258,590
Total		8,530,071
Semiconductors & Semiconductor Equipment 2.6%
Cavium, Inc.(a)	21,340	1,059,744
Ceva, Inc.(a)	97,863	1,445,436
Mellanox Technologies Ltd.(a)	59,614	2,078,144
Micrel, Inc.	179,684	2,026,836
PDF Solutions, Inc.(a)	34,900	740,578
Power Integrations, Inc.	30,000	1,726,200
Semtech Corp.(a)	78,064	2,041,374
Synaptics, Inc.(a)	22,708	2,058,253
Veeco Instruments, Inc.(a)	61,410	2,288,137
Total		15,464,702
Software 9.6%
Advent Software, Inc.	131,154	4,271,686
Allot Communications Ltd.(a)	132,176	1,724,897
Aspen Technology, Inc.(a)	44,820	2,079,648
Callidus Software, Inc.(a)	128,636	1,535,914
CommVault Systems, Inc.(a)	59,349	2,918,190
FleetMatics Group PLC(a)	112,430	3,635,986
Guidewire Software, Inc.(a)	46,960	1,909,393
Imperva, Inc.(a)	85,089	2,227,630
Informatica Corp.(a)	52,621	1,875,939
Jive Software, Inc.(a)	221,390	1,884,029
MobileIron, Inc.(a)	105,828	1,007,482
Proofpoint, Inc.(a)	296,670	11,113,258
PROS Holdings, Inc.(a)	81,231	2,147,748
QLIK Technologies, Inc.(a)	76,267	1,725,159
Qualys, Inc.(a)	88,270	2,265,891
SS&C Technologies Holdings, Inc.(a)	51,432	2,274,323
Synchronoss Technologies, Inc.(a)	124,855	4,364,931
Tableau Software, Inc., Class A(a)	13,320	950,116
Tyler Technologies, Inc.(a)	31,822	2,902,485
Ultimate Software Group, Inc. (The)(a)	31,590	4,364,790
Total		57,179,495
Total Information Technology		122,502,184
Materials 6.9%
Chemicals 5.7%
Albemarle Corp.	120,597	8,622,686
Axiall Corp.	49,587	2,343,977

Common Stocks (continued)

Issuer	Shares	Value ($)
H.B. Fuller Co.	40,064	1,927,078
NewMarket Corp.	30,645	12,016,211
Olin Corp.	283,080	7,620,514
Tredegar Corp.	62,469	1,462,399
Total		33,992,865
Construction Materials 0.4%
US Concrete, Inc.(a)	81,950	2,028,263
Containers & Packaging 0.4%
Berry Plastics Corp.(a)	96,123	2,479,973
Paper & Forest Products 0.4%
Boise Cascade Co.(a)	85,588	2,451,240
Total Materials		40,952,341
Total Common Stocks (Cost: $436,970,495)		593,951,791

Warrants 0.1%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Magnum Hunter Resources Corp.(a)(b)	44,756	97,576
Total Energy		97,576
Financials —%
Real Estate Management & Development —%
Tejon Ranch Co.(a)(b)	14,419	42,247
Total Financials		42,247
Total Warrants (Cost: $110,963)		139,823

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	4,433,839	4,433,839
Total Money Market Funds (Cost: $4,433,839)		4,433,839
Total Investments (Cost: $441,515,297)		598,525,453
Other Assets & Liabilities, Net		(1,613,425)
Net Assets		596,912,028

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $139,823, which represents 0.02% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	11/19/2012 – 02/28/2013	42,178
Tejon Ranch Co.	06/14/2010 – 11/30/2012	68,785

(c)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,008,780	91,363,779	(102,938,720)	4,433,839	6,919	4,433,839

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Partners Small Cap Growth Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	114,161,228	—	—	114,161,228
Consumer Staples	12,921,334	—	—	12,921,334
Energy	33,450,030	—	—	33,450,030
Financials	67,418,521	—	—	67,418,521
Health Care	112,463,544	—	—	112,463,544
Industrials	90,082,609	—	—	90,082,609
Information Technology	122,502,184	—	—	122,502,184
Materials	40,952,341	—	—	40,952,341
Warrants
Energy	—	97,576	—	97,576
Financials	42,247	—	—	42,247
Total Equity Securities	593,994,038	97,576	—	594,091,614
Mutual Funds
Money Market Funds	4,433,839	—	—	4,433,839
Total Mutual Funds	4,433,839	—	—	4,433,839
Total	598,427,877	97,576	—	598,525,453

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.2%

Issuer	Shares	Value ($)
Australia 6.9%
Ansell Ltd.	160,395	2,998,592
Australia and New Zealand Banking Group Ltd.	630,595	19,828,742
BHP Billiton Ltd.	131,142	4,472,552
Commonwealth Bank of Australia	141,087	10,760,438
CSL Ltd.	87,905	5,518,060
Flight Centre Travel Group Ltd.	41,248	1,728,450
James Hardie Industries PLC	524,103	6,837,367
Macquarie Group Ltd.	113,686	6,395,265
Mirvac Group	1,358,122	2,285,472
Rio Tinto Ltd.	241,417	13,543,481
Scentre Group(a)	976,232	2,945,720
Seek Ltd.	175,053	2,617,760
Sydney Airport	705,966	2,808,921
Telstra Corp., Ltd.	1,409,789	6,925,965
Westfield Corp.	783,493	5,282,380
Westpac Banking Corp.	73,815	2,361,055
Woolworths Ltd.	243,656	8,090,966
Total		105,401,186
Austria 0.4%
Andritz AG	52,700	3,045,603
Erste Group Bank AG	104,900	3,392,767
Total		6,438,370
Belgium 2.5%
Anheuser-Busch InBev NV	178,562	20,513,969
KBC Groep NV(a)	240,945	13,114,561
UCB SA	56,100	4,749,641
Total		38,378,171
Denmark 1.8%
AP Moller — Maersk A/S, Class B	2,145	5,330,147
Novo Nordisk A/S, Class B	258,660	11,904,864
TDC A/S	478,850	4,955,728
Vestas Wind Systems A/S(a)	95,900	4,838,284
Total		27,029,023
Finland 1.0%
Nokia OYJ	744,300	5,636,012
Sampo, Class A	124,900	6,319,396

Common Stocks (continued)

Issuer	Shares	Value ($)
Stora Enso OYJ, Class R	337,500	3,285,807
Total		15,241,215
France 11.1%
Air Liquide SA	31,240	4,217,806
Airbus Group NV	99,300	6,654,446
Arkema SA	19,300	1,878,466
AtoS	33,678	2,805,655
AXA SA	437,400	10,454,357
BNP Paribas SA	132,938	9,018,778
Carrefour SA	175,219	6,463,645
Cie de St. Gobain	46,500	2,623,624
GDF Suez	470,000	12,938,998
Iliad SA	14,507	4,385,075
Kering	15,200	3,333,260
Legrand SA	93,600	5,727,120
LVMH Moet Hennessy Louis Vuitton SA	19,692	3,796,568
Orange SA	394,400	6,224,100
Publicis Groupe SA	33,200	2,815,840
Renault SA	41,500	3,752,218
Rexel SA	133,000	3,110,557
Safran SA	102,800	6,730,634
Sanofi	125,681	13,351,132
Societe Generale SA	113,499	5,945,371
Sodexo	34,300	3,689,258
Suez Environnement Co.	195,800	3,748,164
Technip SA	38,100	4,167,889
Total SA	433,227	31,310,038
Unibail-Rodamco SE	21,700	6,312,700
VINCI SA	66,900	5,001,698
Total		170,457,397
Germany 6.0%
Adidas AG	50,200	5,084,615
Bayer AG, Registered Shares	153,214	21,640,455
Bayerische Motoren Werke AG	67,195	8,521,978
Continental AG	30,500	7,064,323
Drillisch AG	102,900	4,100,219
Fresenius SE & Co. KGaA	33,700	5,025,236
GEA Group AG	105,285	4,985,287
HeidelbergCement AG	87,956	7,506,912

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Henkel AG & Co. KGaA	35,821	3,605,153
OSRAM Licht AG(a)	129,819	6,547,834
RTL Group SA	36,000	4,004,710
RWE AG	162,500	6,979,067
Siemens AG, Registered Shares	33,968	4,486,120
Sky Deutschland AG(a)	213,701	1,968,753
Total		91,520,662
Hong Kong 2.7%
AIA Group Ltd.	2,248,400	11,297,342
ASM Pacific Technology Ltd.	340,100	3,716,772
BOC Hong Kong Holdings Ltd.	1,206,000	3,493,860
Great Eagle Holdings Ltd.	121,000	442,741
HKT Trust and HKT Ltd.	2,094,000	2,467,488
Hongkong Land Holdings Ltd.	538,000	3,590,435
Hysan Development Co., Ltd.	432,000	2,023,331
Lifestyle International Holdings Ltd.	980,000	1,919,436
PCCW Ltd.	2,675,000	1,594,563
Sands China Ltd.	1,117,400	8,433,786
Yue Yuen Industrial Holdings Ltd.	603,500	2,019,276
Total		40,999,030
Ireland 0.3%
Bank of Ireland(a)	7,341,100	2,482,886
CRH PLC	74,500	1,911,721
Total		4,394,607
Israel 0.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	986,500	1,848,519
Teva Pharmaceutical Industries Ltd.	5,300	280,175
Teva Pharmaceutical Industries Ltd., ADR	121,700	6,379,514
Total		8,508,208
Italy 1.5%
Finmeccanica SpA(a)	633,800	6,027,305
Intesa Sanpaolo SpA	3,047,300	9,413,541
Telecom Italia SpA(a)	3,468,300	4,392,958
Unione di Banche Italiane SCPA	307,560	2,661,618
Total		22,495,422
Japan 18.9%
ABC-Mart, Inc.	24,500	1,311,036
Acom Co., Ltd.(a)	475,100	2,262,769

Common Stocks (continued)

Issuer	Shares	Value ($)
Aeon Mall Co., Ltd.	86,560	2,282,320
Asahi Kasei Corp.	385,000	2,947,376
Astellas Pharma, Inc.	713,500	9,382,929
Chiyoda Corp.	120,000	1,454,367
Daikin Industries Ltd.	65,000	4,102,330
Denso Corp.	59,300	2,832,796
Dentsu, Inc.	71,600	2,915,897
Don Quijote Holdings Co., Ltd.	40,200	2,242,813
East Japan Railway Co.	103,900	8,186,497
Fuji Heavy Industries Ltd.	61,000	1,691,455
Fuji Media Holdings, Inc.	184,500	3,208,432
Fujitsu Ltd.	316,000	2,367,740
Hitachi Ltd.	950,000	6,962,615
Hitachi Metals Ltd.	155,000	2,363,229
Honda Motor Co., Ltd.	221,900	7,743,149
Hoya Corp.	99,600	3,311,483
IHI Corp.	273,000	1,272,568
Iida Group Holdings Co., Ltd.	144,200	2,191,629
Inpex Corp.	232,400	3,535,315
ITOCHU Corp.	447,800	5,748,761
Japan Exchange Group, Inc.	51,900	1,279,139
Japan Tobacco, Inc.	264,100	9,629,644
JFE Holdings, Inc.	126,300	2,612,415
JSR Corp.	139,900	2,401,807
JTEKT Corp.	166,300	2,805,958
JX Holdings, Inc.	372,300	1,992,261
Kakaku.com, Inc.	134,200	2,353,329
KDDI Corp.	166,400	10,152,660
Keyence Corp.	9,100	3,979,318
Komatsu Ltd.	218,100	5,062,818
Kuraray Co., Ltd.	190,400	2,414,883
Makita Corp.	41,900	2,589,586
Mazda Motor Corp.	872,000	4,092,228
Miraca Holdings, Inc.	48,400	2,345,662
Mitsubishi Electric Corp.	702,000	8,671,624
Mitsubishi UFJ Financial Group, Inc.	1,920,400	11,788,793
Mitsubishi UFJ Lease & Finance Co., Ltd.	416,600	2,394,741
Mitsui Fudosan Co., Ltd.	221,000	7,458,589
Murata Manufacturing Co., Ltd.	49,600	4,651,522
NEC Corp.	587,000	1,873,415

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
NGK Insulators Ltd.	106,000	2,406,283
Nidec Corp.	61,200	3,763,822
Nintendo Co., Ltd.	6,400	768,558
Nomura Holdings, Inc.	586,500	4,154,361
Olympus Corp.(a)	80,800	2,780,034
Omron Corp.	122,100	5,148,907
ORIX Corp.	577,500	9,575,411
Rakuten, Inc.	429,200	5,549,168
Ricoh Co., Ltd.	187,200	2,231,169
Santen Pharmaceutical Co., Ltd.	25,300	1,425,277
Seiko Epson Corp.	76,800	3,267,394
Seven & I Holdings Co., Ltd.	188,800	7,957,887
Seven Bank Ltd.	507,700	2,076,066
Shin-Etsu Chemical Co., Ltd.	57,900	3,520,797
SoftBank Corp.	114,800	8,555,238
Sony Financial Holdings, Inc.	191,900	3,276,138
Sumitomo Mitsui Financial Group, Inc.	86,600	3,633,470
Sumitomo Mitsui Trust Holdings, Inc.	1,106,000	5,054,968
Sumitomo Realty & Development Co., Ltd.	96,000	4,123,829
Suzuki Motor Corp.	124,000	3,890,076
TDK Corp.	74,000	3,474,353
Tohoku Electric Power Co., Inc.	149,400	1,748,454
Tokio Marine Holdings, Inc.	118,500	3,900,280
Toshiba Corp.	716,000	3,346,894
Toyota Motor Corp.	366,200	21,925,353
Yamaha Motor Co., Ltd.	116,300	2,002,733
Total		290,424,818
Luxembourg 0.3%
Altice SA(a)	79,200	5,517,864
Mexico 0.1%
Fresnillo PLC	89,400	1,334,153
Netherlands 2.9%
Aegon NV	895,338	7,814,438
ING Groep NV-CVA(a)	543,000	7,628,618
Koninklijke DSM NV	81,500	5,935,896
Koninklijke KPN NV(a)	1,211,164	4,413,128
Reed Elsevier NV	122,907	2,818,968
Unilever NV-CVA	352,800	15,437,114
Total		44,048,162

Common Stocks (continued)

Issuer	Shares	Value ($)
Norway 0.4%
Telenor ASA	249,900	5,691,536
Papua New Guinea 0.3%
Oil Search Ltd.	596,035	5,438,505
Singapore 1.3%
Global Logistic Properties Ltd.	1,064,000	2,305,945
Keppel Corp., Ltd.	365,000	3,159,612
Noble Group Ltd.	3,152,000	3,469,389
Singapore Telecommunications Ltd.	553,000	1,709,155
United Overseas Bank Ltd.	484,493	8,760,958
Total		19,405,059
Spain 2.1%
Amadeus IT Holding SA, Class A	196,600	8,108,438
CaixaBank	10,246	63,232
CaixaBank SA	891,465	5,501,620
Iberdrola SA	1,041,552	7,962,460
Inditex SA	36,072	5,551,818
International Consolidated Airlines Group SA(a)	550,200	3,488,945
Jazztel PLC(a)	134,100	1,909,681
Total		32,586,194
Sweden 3.2%
ASSA ABLOY AB, Class B	130,100	6,620,320
Hennes & Mauritz AB, Class B	242,897	10,615,190
Investment AB Kinnevik, Class B	96,900	4,130,347
Nordea Bank AB	858,400	12,115,021
Svenska Cellulosa AB, Class B	228,900	5,964,408
Svenska Handelsbanken AB, Class A	94,600	4,631,210
Swedbank AB, Class A	195,300	5,179,511
Total		49,256,007
Switzerland 7.9%
Adecco SA, Registered Shares	51,586	4,246,480
Cie Financiere Richemont SA, Class A, Registered Shares	70,402	7,387,129
Nestlé SA, Registered Shares	342,284	26,516,589
Novartis AG, Registered Shares	204,131	18,484,122
Roche Holding AG, Genusschein Shares	99,307	29,619,645
Swisscom AG	13,330	7,748,777

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Syngenta AG, Registered Shares	24,515	9,130,925
UBS AG, Registered Shares	1,000,825	18,362,001
Total		121,495,668
United Kingdom 20.1%
AstraZeneca PLC	157,843	11,725,100
Aviva PLC	527,500	4,608,607
BAE Systems PLC	466,800	3,458,358
Barclays PLC	1,824,269	6,643,730
BG Group PLC	1,013,558	21,422,347
BHP Billiton PLC	189,873	6,139,904
British American Tobacco PLC	212,956	12,675,670
British Land Co. PLC	280,361	3,370,664
BT Group PLC	824,500	5,431,128
Bunzl PLC	76,900	2,134,660
Burberry Group PLC	113,900	2,890,789
Capita Group PLC (The)	173,700	3,403,743
Diageo PLC	128,649	4,108,370
Direct Line Insurance Group PLC	844,500	3,899,358
Drax Group PLC	226,200	2,479,495
Friends Life Group Ldt.	502,800	2,713,131
Hikma Pharmaceuticals PLC	137,016	3,934,728
Imperial Tobacco Group PLC	224,632	10,110,645
InterContinental Hotels Group PLC	88,699	3,675,068
ITV PLC	2,719,600	8,294,003
Johnson Matthey PLC	31,746	1,684,233
Kingfisher PLC	397,400	2,441,596
Lloyds Banking Group PLC(a)	9,220,500	11,716,622
London Stock Exchange Group PLC	99,100	3,403,866
Meggitt PLC	272,152	2,356,750
Mondi PLC	88,200	1,603,041
National Grid PLC	417,300	5,999,004
Persimmon PLC	72,500	1,579,494
Prudential PLC	608,919	13,974,613
Randgold Resources Ltd.	32,900	2,743,745
Reckitt Benckiser Group PLC	164,400	14,349,060
Rio Tinto PLC	353,600	18,811,118
Rolls-Royce Holdings PLC	339,600	6,212,936
Royal Dutch Shell PLC, Class A	619,095	25,624,468
Royal Dutch Shell PLC, Class B	65,900	2,867,463

Common Stocks (continued)

Issuer	Shares	Value ($)
SABMiller PLC	139,200	8,071,126
Shire PLC	280,500	21,938,177
Standard Chartered PLC	637,268	13,022,007
Taylor Wimpey PLC	2,407,500	4,697,022
Unilever PLC	135,300	6,138,454
Vodafone Group PLC	3,128,580	10,440,790
Whitbread PLC	47,136	3,556,676
Wolseley PLC	54,654	2,995,921
Total		309,347,680
Total Common Stocks (Cost: $1,190,999,806)		1,415,408,937

Preferred Stocks 1.0%

Germany 1.0%
Volkswagen AG	57,767	15,171,451
United Kingdom —%
Rolls-Royce Holdings PLC, Class C(a)(b)	40,387,600	69,119
Total Preferred Stocks (Cost: $10,796,380)		15,240,570

Rights —%

Hong Kong —%
HKT Trust and HKT Ltd.(a)	376,920	111,503
Total Rights (Cost: $—)		111,503

Money Market Funds 6.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	96,953,952	96,953,952
Total Money Market Funds (Cost: $96,953,952)		96,953,952
Total Investments (Cost: $1,298,750,138)		1,527,714,962
Other Assets & Liabilities, Net		7,181,718
Net Assets		1,534,896,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2014 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2014

At June 30, 2014, cash totaling $3,638,250 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	693	USD	68,222,385	09/2014	394,923	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2014, the value of these securities amounted to $69,119, which represents less than 0.01% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	86,921,968	120,636,182	(110,604,198)	96,953,952	41,723	96,953,952

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Pyramis® International Equity Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	178,754,855	—	178,754,855
Consumer Staples	—	159,632,700	—	159,632,700
Energy	—	96,358,287	—	96,358,287
Financials	—	342,929,126	—	342,929,126
Health Care	6,379,514	167,103,830	—	173,483,344
Industrials	—	161,493,961	—	161,493,961
Information Technology	—	60,656,679	—	60,656,679
Materials	—	107,297,635	—	107,297,635
Telecommunication Services	—	92,946,708	—	92,946,708
Utilities	—	41,855,642	—	41,855,642
Preferred Stocks
Consumer Discretionary	—	15,171,451	—	15,171,451
Industrials	—	—	69,119	69,119
Rights
Telecommunication Services	—	111,503	—	111,503
Total Equity Securities	6,379,514	1,424,312,377	69,119	1,430,761,010
Mutual Funds
Money Market Funds	96,953,952	—	—	96,953,952
Total Mutual Funds	96,953,952	—	—	96,953,952
Investments in Securities	103,333,466	1,424,312,377	69,119	1,527,714,962
Derivatives
Assets
Futures Contracts	394,923	—	—	394,923
Total	103,728,389	1,424,312,377	69,119	1,528,109,885

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain preferred stocks are valued using the income approach and utilize future cash flow estimates from the underlying assets. Significant increases (decreases) to this input would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 13.9%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.9%
America West Airlines Pass-Through Trust Pass-Thru Certificates 10/02/22	7.100%	2,940,005	3,263,406
American Airlines Pass-Through Trust Series 2011-1 Class A 07/31/22	5.250%	2,592,353	2,832,146
Continental Airlines Pass-Through Trust Pass-Through Certificates 06/15/21	6.703%	1,168,672	1,276,774
Series 2007-1 Class A 10/19/23	5.983%	8,642,389	9,679,476
Total			17,051,802
Banking 4.2%
Bank of America Corp. Senior Unsecured(a) 04/01/19	1.105%	6,000,000	6,025,334
Bank of America NA Subordinated Notes(a) 06/15/16	0.511%	3,500,000	3,481,811
Citigroup, Inc. Senior Unsecured(a) 04/08/19	1.005%	8,000,000	8,011,152
Credit Suisse(a) 04/10/15	0.467%	5,000,000	5,005,189
08/24/15	0.547%	1,700,000	1,699,024
12/07/15	0.641%	3,475,000	3,477,999
Goldman Sachs Group, Inc. (The) Senior Unsecured 04/01/18	6.150%	5,000,000	5,734,100
Goldman Sachs Group, Inc. (The)(a) Senior Unsecured 11/29/23	1.830%	1,275,000	1,305,547
Goldman Sachs Group, Inc. (The)(b) Senior Unsecured 07/08/24	3.850%	2,750,000	2,746,370
HSBC Holdings PLC Subordinated Notes 03/14/24	4.250%	1,500,000	1,543,689
JPMorgan Chase & Co. Senior Unsecured 05/13/24	3.625%	2,800,000	2,811,225
JPMorgan Chase Bank NA Subordinated Notes(a) 06/13/16	0.560%	10,170,000	10,133,642
Macquarie Bank Ltd.(a)(c) Senior Unsecured 06/15/16	0.671%	8,000,000	7,998,400

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macquarie Bank Ltd.(c) Subordinated Notes 04/07/21	6.625%	3,174,000	3,643,622
Morgan Stanley Senior Unsecured 05/13/19	7.300%	5,000,000	6,113,735
Royal Bank of Scotland Group PLC Subordinated Notes 05/28/24	5.125%	5,450,000	5,533,925
Royal Bank of Scotland PLC (The) Subordinated Notes(a) 09/29/15	0.974%	5,000,000	4,978,000
Total			80,242,764
Cable and Satellite 0.1%
CSC Holdings LLC Senior Unsecured(c) 06/01/24	5.250%	1,750,000	1,721,563
Electric 1.7%
Duke Energy Corp. Senior Unsecured(a) 04/03/17	0.612%	6,500,000	6,519,513
Entergy Louisiana LLC 1st Mortgage(b) 04/01/25	3.780%	5,900,000	5,933,441
FirstEnergy Transmission LLC Senior Unsecured(c) 01/15/25	4.350%	7,700,000	7,779,472
Homer City Generation LP Senior Secured PIK 10/01/26	8.734%	2,000,000	2,140,000
Ipalco Enterprises, Inc. Senior Secured(c) 04/01/16	7.250%	4,565,000	4,970,144
NextEra Energy Capital Holdings, Inc. 09/01/15	1.339%	5,750,000	5,792,205
Total			33,134,775
Finance Companies 0.4%
General Electric Capital Corp. Senior Unsecured 01/10/39	6.875%	1,800,000	2,417,900
General Electric Capital Corp.(a) Senior Unsecured 05/05/26	0.603%	6,000,000	5,540,376
Total			7,958,276

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.8%
Catholic Health Initiatives Secured 11/01/22	2.950%	6,530,000	6,287,878
Hartford HealthCare Corp. Senior Secured 04/01/44	5.746%	3,000,000	3,329,441
North Shore-Long Island Jewish Health Care, Inc. Secured 11/01/43	6.150%	4,250,000	5,086,948
Total			14,704,267
Healthcare REIT 0.9%
HCP, Inc. Senior Unsecured 02/01/21	5.375%	4,154,000	4,724,984
11/15/23	4.250%	3,005,000	3,123,403
Health Care REIT, Inc. Senior Unsecured 01/15/21	4.950%	667,000	740,881
01/15/22	5.250%	6,953,000	7,798,512
Total			16,387,780
Independent Energy 0.1%
Marathon Oil Corp. Senior Unsecured 07/15/23	8.125%	2,000,000	2,547,612
Life Insurance 0.8%
Jackson National Life Global Funding Secured(c) 04/16/19	2.300%	4,500,000	4,525,369
MassMutual Global Funding II Senior Secured(c) 10/17/22	2.500%	3,370,000	3,243,228
Pricoa Global Funding I Secured(c) 05/16/19	2.200%	4,000,000	4,007,380
Prudential Insurance Co. of America (The) Senior Subordinated Notes(c) 07/01/25	8.300%	2,000,000	2,727,624
Total			14,503,601
Midstream 0.5%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	2,000,000	2,107,500
03/15/24	4.875%	2,000,000	2,112,500
El Paso Pipeline Partners Operating Co. LLC 05/01/24	4.300%	1,350,000	1,359,639

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC 02/15/24	3.900%	1,350,000	1,396,520
Sabine Pass Liquefaction LLC Senior Secured(c) 05/15/24	5.750%	3,000,000	3,127,500
Total			10,103,659
Natural Gas 0.1%
Texas Eastern Transmission LP Senior Unsecured(c) 10/15/22	2.800%	1,350,000	1,299,866
Office REIT 0.1%
Boston Properties LP Senior Unsecured 05/15/21	4.125%	2,306,000	2,448,419
Property & Casualty 0.5%
Farmers Exchange Capital II Subordinated Notes(a)(c) 11/01/53	6.151%	4,810,000	5,375,837
Farmers Exchange Capital Subordinated Notes(c) 07/15/28	7.050%	3,225,000	4,137,849
Total			9,513,686
REITs 1.6%
ARC Properties Operating Partnership LP/Clark Acquisition LLC(c) 02/06/17	2.000%	5,950,000	5,964,316
Alexandria Real Estate Equities, Inc. 06/15/23	3.900%	7,700,000	7,667,629
Healthcare Realty Trust, Inc. Senior Unsecured 01/15/21	5.750%	4,215,000	4,766,899
Healthcare Trust of America Holdings LP 07/15/21	3.375%	4,900,000	4,902,636
Reckson Operating Partnership LP Senior Unsecured 03/31/16	6.000%	5,060,000	5,445,633
Ventas Realty LP/Capital Corp. 03/01/22	4.250%	978,000	1,038,903
Total			29,786,016
Technology 0.3%
Oracle Corp. Senior Unsecured 07/08/24	3.400%	5,000,000	4,988,650

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.2%
Sydney Airport Finance Co. Pty Ltd.(c) Senior Secured 02/22/21	5.125%	3,330,000	3,696,526
03/22/23	3.900%	600,000	610,371
Total			4,306,897
Wireless 0.1%
Sprint Communications, Inc.(c) 11/15/18	9.000%	1,875,000	2,273,437
Wirelines 0.6%
AT&T, Inc. Senior Unsecured 12/01/22	2.625%	850,000	814,437
Verizon Communications, Inc. Senior Unsecured 09/15/43	6.550%	1,250,000	1,573,051
Verizon Communications, Inc.(a) Senior Unsecured 06/09/17	0.631%	7,000,000	7,008,085
Windstream Corp. 11/01/17	7.875%	1,000,000	1,151,250
Total			10,546,823
Total Corporate Bonds & Notes (Cost: $261,270,200)			263,519,893

Residential Mortgage-Backed Securities —
Agency 25.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series KS02 Class A(a)(d) 08/25/23	0.532%	7,991,905	7,995,863
Federal Home Loan Mortgage Corp.(a)(d) CMO Series 2863 Class FM 10/15/31	0.652%	6,512,400	6,550,836
Federal Home Loan Mortgage Corp.(a)(d)(e)(f) CMO IO Series 2980 Class SL 11/15/34	6.548%	634,041	126,357
Federal Home Loan Mortgage Corp.(d) 07/01/43	3.000%	7,948,686	7,852,700
09/01/32	3.500%	1,972,948	2,063,091
09/01/30 – 07/01/43	4.000%	4,215,455	4,477,601
05/01/24 – 04/01/41	4.500%	30,754,699	33,317,205
09/01/29 – 07/01/41	5.000%	6,738,179	7,476,490

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/23 – 02/01/41	5.500%	3,772,028	4,215,550
04/01/36 – 11/01/39	6.000%	813,560	915,640
Federal Home Loan Mortgage Corp.(d)(e) CMO IO Series 4037 Class PI 04/15/27	3.000%	1,976,463	210,497
CMO IO Series 4090 Class EI 08/15/22	2.500%	3,205,105	236,253
CMO IO Series 4093 Class IA 03/15/42	4.000%	2,157,500	851,060
Federal National Mortgage Association(a)(d)(e) CMO IO Series 2013-81 Class NS 10/25/42	6.048%	1,445,753	243,143
CMO IO Series 2013-M14 Class SA 08/25/18	6.498%	17,854,924	3,552,851
Federal National Mortgage Association(a)(d)(e)(f) CMO IO Series 2004-94 Class HJ 10/25/34	6.548%	583,878	68,543
CMO IO Series 2006-8 Class HL 03/25/36	6.548%	3,217,519	655,869
CMO IO Series 2013-M12 Class SA 10/25/17	6.518%	1,614,118	169,987
Federal National Mortgage Association(b)(d) 07/17/29	2.500%	9,000,000	9,142,030
07/17/29 – 07/14/44	3.000%	82,555,000	81,860,495
07/17/29 – 07/14/44	3.500%	79,405,000	81,828,928
07/14/44	4.000%	79,980,000	84,878,775
Federal National Mortgage Association(d) 12/01/42 – 08/01/43	3.000%	10,025,782	9,919,550
01/01/21 – 03/01/43	3.500%	5,491,248	5,722,958
04/01/26 – 04/01/44	4.000%	9,883,294	10,529,065
02/01/18 – 07/01/26	4.500%	13,376,291	14,225,574
04/01/18 – 12/01/41	5.000%	4,965,418	5,441,935
08/01/25 – 06/01/28	5.500%	311,292	350,110
11/01/38 – 11/01/40	6.000%	11,740,906	13,242,227
CMO Series 2013-13 Class PH 04/25/42	2.500%	12,461,446	12,489,946
Federal National Mortgage Association(d)(e) CMO IO Series 2013-45 Class IK 02/25/43	3.000%	1,050,072	216,503
Government National Mortgage Association(a)(d)(e) CMO IO Series 2013-124 Class SB 10/20/41	5.997%	5,245,931	811,217

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(a)(d)(e)(f) CMO IO Series 2011-78 Class IX 08/16/46	1.120%	47,341,482	2,719,342
Government National Mortgage Association(b)(d) 07/21/44	3.500%	2,355,000	2,453,064
07/21/44	4.000%	12,460,000	13,334,146
07/20/41	4.500%	9,640,000	10,526,050
Government National Mortgage Association(d) 09/15/41 – 06/15/42	3.500%	11,089,998	11,556,722
07/15/40 – 12/15/41	4.000%	7,413,945	7,932,276
08/15/33 – 12/20/41	4.500%	745,990	816,825
04/15/35 – 11/15/41	5.000%	2,090,318	2,306,171
Series 2011-144 Class AE 07/16/35	1.665%	8,170,089	8,191,004
Government National Mortgage Association(d)(g) CMO PO Series 2006-26 Class PO 06/20/36	0.000%	117,189	101,237
NCUA Guaranteed Notes(a)(d) CMO Series 2010-R3 Class 2A 12/08/20	0.712%	14,378,159	14,480,940
CMO Series 2011-R4 Class 1A 03/06/20	0.532%	3,782,209	3,787,971
Total Residential Mortgage-Backed Securities — Agency (Cost: $485,717,548)			489,844,597

Residential Mortgage-Backed Securities —
Non-Agency 9.9%

BCAP LLC Trust(a)(c)(d) 03/26/37	2.136%	5,169,330	5,113,206
BCAP LLC CMO Series 2014-RR2 Class 11A1(a)(c)(d) 05/26/37	0.282%	9,160,540	8,719,863
Banc of America Funding Trust Series 2006-G Class 2A1(a)(d) 07/25/36	0.373%	4,595,458	4,334,147
Chevy Chase Funding LLC Mortgage-Backed Certificates CMO Series 2004-1A Class A1 (AMBAC)(a)(c)(d) 01/25/35	0.432%	69,340	61,805
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12(d) 10/25/36	6.000%	5,078,846	4,453,625
Countrywide Alternative Loan Trust(a)(d) CMO Series 2005-76 Class 1A1 01/25/36	1.603%	9,896,054	9,375,521

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-HY12 Class A5 08/25/36	3.736%	6,400,000	6,191,622
Credit Suisse First Boston Mortgage Securities Corp.(a)(d) CMO Series 2004-AR8 Class 7A1 09/25/34	2.618%	1,289,989	1,292,729
Series 2004-AR5 Class 2A1 06/25/34	2.512%	4,842,957	4,848,279
Credit Suisse Mortgage Capital Certificates(a)(c)(d) CMO Series 2009-3R Class 30A1 07/27/37	3.936%	5,186,283	5,219,776
CMO Series 2014-6R Class 5A1 02/27/37	0.270%	5,112,000	4,829,787
Credit Suisse Mortgage Capital Certificates(c)(d) Series 2009-14R Class 2A1 06/26/37	5.000%	5,431,636	5,612,200
Deutsche Mortgage Securities, Inc. REMIC Trust CMO Series 2010-RS2 Class A3(a)(c)(d) 06/28/47	3.895%	5,450,000	5,513,674
First Horizon Alternative Mortgage Securities Trust(a)(d) CMO Series 2005-AA10 Class 2A1 12/25/35	2.246%	7,401,536	6,424,244
CMO Series 2005-AA7 Class 2A1 09/25/35	2.237%	6,425,615	5,673,613
First Horizon Alternative Mortgage Securities Trust(d) CMO Series 2006-FA8 Class 1A11 02/25/37	6.000%	2,516,834	2,035,650
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1(a)(d) 11/19/35	2.994%	4,760,756	4,476,529
GSAA Home Equity Trust Series 2005-9 Class 1A1(a)(d) 08/25/35	0.432%	4,937,633	4,818,217
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5(a)(d) 09/25/35	2.676%	3,160,000	3,157,254
IndyMac Index Mortgage Loan Trust CMO Series 2005-AR15 Class A1(a)(d) 09/25/35	4.574%	2,991,222	2,658,374
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class A2C(a)(d) 08/25/36	0.352%	5,080,550	4,961,533
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1(a)(d) 08/25/36	2.500%	5,740,989	5,211,527
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A(a)(d) 04/25/35	0.412%	5,517,784	5,170,621
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A(a)(c)(d) 02/25/42	0.570%	2,083,472	1,666,778

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust CMO Series 2005-4 Class A1(a)(d) 10/25/35	0.432%	5,212,399	4,775,683
Nomura Resecuritization Trust(a)(c)(d) CMO Series 2014-2R Class 2A1 10/26/36	0.342%	6,145,838	6,069,015
CMO Series 2014-3R Class 1A1 01/26/36	0.360%	9,394,000	9,247,454
RALI Trust CMO Series 2005-QA8 Class CB21(a)(d) 07/25/35	3.280%	4,249,345	3,573,487
RiverView HECM Trust CMO Series 2008-1 Class A1(a)(c)(d) 09/26/41	0.902%	12,596,364	10,203,055
Saxon Asset Securities Trust Series 2006-2 Class A2(a)(d) 09/25/36	0.282%	5,938,337	5,671,255
WaMu Mortgage Pass-Through Certificates Trust(a)(d) CMO Series 2003-AR10 Class A7 10/25/33	2.422%	2,758,087	2,794,778
CMO Series 2003-AR9 Class 1A6 09/25/33	2.417%	1,940,450	1,979,090
CMO Series 2005-AR15 Class A1A1 11/25/45	0.412%	5,035,312	4,709,970
CMO Series 2006-AR11 Class 1A 09/25/46	1.083%	9,342,397	8,198,355
CMO Series 2007-HY2 Class 1A1 12/25/36	2.239%	6,847,820	6,326,290
Series 2005-AR4 Class A5 04/25/35	2.375%	3,706,000	3,630,501
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A(a)(d) 05/25/46	1.063%	8,995,798	8,309,481
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $189,571,894)			187,308,988

Commercial Mortgage-Backed Securities —
Agency 4.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d) Series K007 Class A2 03/25/20	4.224%	5,585,000	6,195,898
Series K501 Class A2 11/25/16	1.655%	1,000,000	1,018,611
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K038 Class A2(d) 03/25/24	3.389%	5,130,000	5,351,590

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(a)(d) Series 2001-M2 Class Z2 06/25/31	6.300%	816,087	912,882
Series 2012-M14 Class A2 09/25/22	2.301%	7,185,000	6,994,914
Series 2014-M4 Class A2 03/25/24	3.346%	5,805,000	6,023,465
Federal National Mortgage Association(d) 03/01/23	2.356%	4,477,728	4,391,288
12/01/19	4.530%	6,839,284	7,665,322
06/01/23	2.764%	3,746,099	3,754,035
01/01/21	4.451%	7,810,765	8,777,699
06/01/21	4.375%	5,638,691	6,254,317
05/01/19	4.450%	7,805,388	8,672,456
01/01/18	3.770%	4,037,440	4,090,776
04/01/19	2.300%	8,375,367	8,549,583
12/01/20	3.615%	3,597,679	3,831,551
Government National Mortgage Association(a)(d)(e)(f) CMO IO Series 2010-155 Class IO 06/16/39	1.087%	9,316,944	573,476
CMO IO Series 2011-121 Class IO 06/16/43	1.046%	23,077,766	994,629
CMO IO Series 2012-55 Class IO 04/16/52	1.216%	4,271,832	242,140
Government National Mortgage Association(d) Series 2010-136 Class B 12/16/36	2.766%	6,362,113	6,455,846
Government National Mortgage Association(d)(e)(f) CMO IO Series 2012-125 Class IK 08/16/52	0.561%	25,000,000	606,550
Total Commercial Mortgage-Backed Securities — Agency (Cost: $90,465,780)			91,357,028

Commercial Mortgage-Backed Securities —
Non-Agency 5.8%

Banc of America Commercial Mortgage Trust Series 2006-1 Class A4(a)(d) 09/10/45	5.372%	8,607,000	9,106,509
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-4 Class A4(a)(d) 07/10/45	5.369%	6,000,000	6,046,596
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR9 Class A4A(d) 09/11/42	4.871%	5,101,859	5,282,950
Citigroup/Deutsche Bank Commercial Mortgage Trust(a)(d) Series 2006-CD2 Class A1B 01/15/46	5.481%	3,553,975	3,758,784
Series 2007-CD4 Class A1A 12/11/49	5.289%	5,667,810	6,090,231
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A(a)(d) 01/15/49	5.526%	4,667,004	5,045,689
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL(a)(c)(d) 07/12/44	1.502%	4,355,247	4,458,510
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(d) 07/10/39	4.751%	2,470,482	2,521,218
GS Mortgage Securities Trust Series 2011-GC3 Class A2(c)(d) 03/10/44	3.645%	5,400,626	5,616,424
JP Morgan Chase Commercial Mortgage Securities Trust(a)(d) Series 2005-CB13 Class A4 01/12/43	5.420%	4,014,000	4,209,815
Series 2007-LD11 Class A2 06/15/49	5.976%	4,590,487	4,587,507
JPMorgan Chase Commercial Mortgage Securities Trust(a)(d) Series 2005-LDP5 Class A4 12/15/44	5.405%	6,000,000	6,275,470
JPMorgan Chase Commercial Mortgage Securities Trust(c)(d) Series 2011-C3 Class A3 02/15/46	4.388%	6,100,000	6,662,368
LB Commercial Mortgage Trust(a)(d) Series 2007-C3 Class A1A 07/15/44	6.045%	3,824,617	4,240,655
LB Commercial Mortgage Trust(d) Series 2007-C3 Class A4B 07/15/44	5.517%	300,000	329,577
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A1A(d) 12/12/49	5.166%	9,844,351	10,630,304
Morgan Stanley Capital I Trust(a)(d) Series 2007-HQ11 Class A1A 02/12/44	5.422%	4,143,238	4,451,893
Morgan Stanley Capital I Trust(c)(d) Series 2011-C1 Class A2 09/15/47	3.884%	8,250,000	8,571,049
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class A2(c)(d) 02/15/44	3.791%	6,000,000	6,234,048
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A4(a)(d) 01/15/45	5.418%	5,377,631	5,650,514
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $109,721,725)			109,770,111

Asset-Backed Securities — Non-Agency 6.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC1 Class A2C(a) 08/25/36	0.292%	7,338,526	5,633,419
Education Loan Asset-Backed Trust I Series 2013-1 Class A2(a)(c) 04/26/32	0.952%	3,090,000	3,092,458
HSBC Home Equity Loan Trust USA Series 2006-2 Class A2(a) 03/20/36	0.333%	2,828,170	2,802,027
Higher Education Funding I Series 2014-1 Class A(a)(c) 05/25/34	1.277%	3,070,424	3,070,440
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2 Class A2C(a) 05/25/37	0.392%	6,611,691	3,960,846
Navient Student Loan Trust Series 2014-1 Class A3(a) 06/25/31	0.698%	7,700,000	7,699,989
Nelnet Student Loan Trust(a)(c) Series 2012-5A Class A 10/27/36	0.752%	111,663	111,964
Series 2014-4A Class A2 11/25/43	1.099%	4,345,000	4,344,991
SLC Student Loan Trust(a) Series 2006-1 Class B 03/15/39	0.441%	692,083	616,553
Series 2008-2 Class B 09/15/22	1.981%	1,780,000	1,769,434
SLM Student Loan Trust(a) Series 2003-14 Class A5 01/25/23	0.459%	2,418,163	2,415,505
Series 2005-4 Class A3 01/25/27	0.349%	8,850,000	8,746,322
Series 2007-7 Class B 10/25/28	0.979%	1,990,000	1,851,779
Series 2007-8 Class B 04/27/43	1.229%	1,907,910	1,784,298
Series 2008-4 Class A4 07/25/22	1.879%	2,900,000	3,053,712
Series 2008-5 Class B 07/25/29	2.079%	1,750,000	1,770,960
Series 2008-8 Class A4 04/25/23	1.729%	2,925,000	3,050,696
Series 2008-9 Class A 04/25/23	1.729%	15,093,391	15,607,623
Series 2008-9 Class B 10/25/29	2.479%	1,700,000	1,782,125
Series 2012-3 Class A 12/26/25	0.802%	7,838,839	7,897,387

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(a)(c) Series 2003-11 Class A5 12/15/22	0.281%	2,845,834	2,834,260
Series 2004-5A Class A5 10/25/23	0.829%	9,555,000	9,614,824
Series 2004-8A Class A5 04/25/24	0.729%	7,662,755	7,697,030
Series 2009-3 Class A 01/25/45	0.902%	9,326,362	9,381,443
Soundview Home Loan Trust(a) Series 2005-OPT4 Class 2A3 12/25/35	0.672%	5,868,373	5,683,444
Series 2006-WF2 Class A2C 12/25/36	0.292%	2,905,898	2,827,656
Total Asset-Backed Securities — Non-Agency (Cost: $118,781,752)			119,101,185

U.S. Treasury Obligations 26.4%

U.S. Treasury 08/31/18	1.500%	5,452,000	5,480,536
02/28/19	1.500%	89,800,000	89,652,638
05/31/19	1.500%	114,585,000	114,012,075
04/30/20	1.125%	17,400,000	16,695,839
10/31/20	1.750%	8,300,000	8,182,630
12/31/20	2.375%	18,100,000	18,490,272
01/31/21	2.125%	6,000,000	6,029,532
05/15/24	2.500%	128,096,000	127,915,897
02/15/44	3.625%	85,645,000	90,382,196
U.S. Treasury(a) 01/31/16	0.085%	24,700,000	24,693,581
Total U.S. Treasury Obligations (Cost: $499,908,521)			501,535,196

U.S. Government & Agency Obligations 5.4%

Federal Farm Credit Banks 10/23/25	2.680%	2,775,000	2,609,718
10/18/27	2.950%	1,920,000	1,774,086
Federal Home Loan Banks Discount Notes 08/08/14	0.070%	35,000,000	34,997,536
08/15/14	0.040%	32,700,000	32,698,349
08/20/14	0.040%	25,310,000	25,308,646
Federal Home Loan Banks 07/30/25	2.850%	4,345,000	4,171,826
Total U.S. Government & Agency Obligations (Cost: $101,513,618)			101,560,161

Municipal Bonds 1.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.3%
University of California Revenue Bonds Taxable Series 2011Y-1(a) 07/01/41	0.652%	6,000,000	6,000,240
Colorado 0.1%
Catholic Health Initiatives 08/01/18	2.600%	1,525,000	1,533,244
Illinois 0.3%
City of Chicago Refunding Unlimited General Obligation Bonds Taxable Project Series 2009E 01/01/29	6.050%	1,000,000	1,051,430
State of Illinois Unlimited General Obligation Bonds Taxable-Pension Series 2003 06/01/23	4.950%	4,938,000	5,212,405
Total			6,263,835
New York 0.4%
City of New York Unlimited General Obligation Bonds Build America Bonds Series 2009 10/01/31	5.206%	2,400,000	2,713,080
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2013 03/15/22	3.200%	4,375,000	4,455,850
Total			7,168,930
Total Municipal Bonds (Cost: $20,846,547)			20,966,249

Money Market Funds 14.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(h)(i)	282,439,478	282,439,478
Total Money Market Funds (Cost: $282,439,478)		282,439,478
Total Investments (Cost: $2,160,237,063)		2,167,402,886
Other Assets & Liabilities, Net		(270,804,335)
Net Assets		1,896,598,551

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $201,048,926 or 10.60% of net assets.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(f)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2014 was $6,156,893, which represents 0.32% of net assets. Information concerning such security holdings at June 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Federal Home Loan Mortgage Corp. CMO IO Series 2980 Class SL 11/15/34 6.548%	06/17/2010	26,289
Federal National Mortgage Association CMO IO Series 2004-94 Class HJ 10/25/34 6.548%	06/07/2013	76,497
Federal National Mortgage Association CMO IO Series 2006-8 Class HL 03/25/36 6.548%	10/03/2011 – 11/19/2012	521,208
Federal National Mortgage Association CMO IO Series 2013-M12 Class SA 10/25/17 6.518%	09/16/2013	152,286
Government National Mortgage Association CMO IO Series 2011-78 Class IX 08/16/46 1.120%	05/23/2011	3,541,817
Government National Mortgage Association CMO IO Series 2010-155 Class IO 06/16/39 1.087%	08/27/2013	600,149
Government National Mortgage Association CMO IO Series 2011-121 Class IO 06/16/43 1.046%	06/14/2013	999,930
Government National Mortgage Association CMO IO Series 2012-55 Class IO 04/16/52 1.216%	08/27/2013	231,051
Government National Mortgage Association CMO IO Series 2012-125 Class IK 08/16/52 0.561%	05/13/2013	631,480

(g)  Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(i)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	1,191,061,083	(908,621,605)	282,439,478	43,619	282,439,478

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Abbreviation Legend

AMBAC  Ambac Assurance Corporation

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	2,832,146	14,219,656	17,051,802
All Other Industries	—	246,468,091	—	246,468,091
Residential Mortgage-Backed Securities — Agency	—	489,844,597	—	489,844,597
Residential Mortgage-Backed Securities — Non-Agency	—	155,292,899	32,016,089	187,308,988
Commercial Mortgage-Backed Securities — Agency	—	91,357,028	—	91,357,028
Commercial Mortgage-Backed Securities — Non-Agency	—	109,770,111	—	109,770,111
Asset-Backed Securities — Non-Agency	—	119,101,185	—	119,101,185
U.S. Treasury Obligations	501,535,196	—	—	501,535,196
U.S. Government & Agency Obligations	—	8,555,630	—	8,555,630
Municipal Bonds	—	20,966,249	—	20,966,249
Total Bonds	501,535,196	1,244,187,936	46,235,745	1,791,958,877
Short-Term Securities
U.S. Government & Agency Obligations	—	93,004,531	—	93,004,531
Total Short-Term Securities	—	93,004,531	—	93,004,531
Mutual Funds
Money Market Funds	282,439,478	—	—	282,439,478
Total Mutual Funds	282,439,478	—	—	282,439,478
Total	783,974,674	1,337,192,467	46,235,745	2,167,402,886

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — TCW Core Plus Bond Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Total ($)
Balance as of December 31, 2013	—	6,596,904	16,921,774	23,518,678
Accrued discounts/premiums	(10,466)	(1,295)	126	(11,635)
Realized gain (loss)	(8,949)	(35,107)	(904,593)	(948,649)
Change in unrealized appreciation (depreciation)(a)	(22,606)	(15,944)	1,665,176	1,626,626
Sales	(89,528)	(6,314,852)	(5,943,105)	(12,347,485)
Purchases	14,351,205	—	20,276,711	34,627,916
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(229,706)	—	(229,706)
Balance as of June 30, 2014	14,219,656	—	32,016,089	46,235,745

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2014 was $361,748, which is comprised of Corporate Bonds & Notes of $(22,606) and Residential Mortgage-Backed Securities — Non-Agency of $384,354.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 0.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.5%
Royal Bank of Canada Senior Unsecured(a) 06/16/17	0.471%	10,923,000	10,922,913
Total Corporate Bonds & Notes (Cost: $10,923,406)			10,922,913

Residential Mortgage-Backed Securities — Agency 33.9%

Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8(b) 01/25/28	6.500%	2,052,854	2,325,011
Federal Home Loan Mortgage Corp.(a)(b) 04/01/44	2.924%	12,006,936	12,493,760
10/01/43	3.060%	1,624,873	1,686,896
08/01/41	3.113%	5,702,154	6,049,736
08/01/41	3.165%	12,176,775	12,914,357
04/01/44	3.234%	1,253,274	1,309,998
10/01/41	3.257%	4,481,209	4,761,291
08/01/41	3.576%	4,908,356	5,212,391
07/01/38	5.876%	5,621,336	5,954,335
10/01/38	5.896%	2,196,756	2,344,545
06/01/37	6.058%	1,868,468	1,997,954
Structured Pass-Through Securities CMO Series T-41 Class 3A 07/25/32	6.732%	2,235,826	2,566,724
CMO Series T-51 Class 2A 08/25/42	7.500%	2,130,850	2,553,164
Federal Home Loan Mortgage Corp.(b) 04/01/32	4.000%	3,475,993	3,731,694
09/01/24 – 08/01/26	4.500%	25,360,604	27,378,589
07/01/41	5.500%	2,087,555	2,405,101
11/01/37 – 12/01/38	6.500%	1,789,883	1,979,504
CMO Series 2638 Class MJ 07/15/33	5.000%	8,075,000	8,834,688
CMO Series 2744 Class JH 02/15/34	5.000%	3,099,000	3,373,469
CMO Series 2762 Class LY 03/15/34	5.000%	3,235,872	3,541,691
CMO Series 3537 Class DL 05/15/39	6.000%	5,213,342	5,758,115
CMO Series 3574 Class D 09/15/39	5.000%	4,363,236	4,775,173
CMO Series 3613 Class HJ 12/15/39	5.500%	20,951,717	23,513,525
CMO Series 3704 Class CT 12/15/36	7.000%	2,785,601	3,317,314

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Pass-Through Securities CMO Series T-55 Class 1A2 03/25/43	7.000%	1,860	2,082
CMO Series T-57 Class 1A3 07/25/43	7.500%	1,010,460	1,207,777
CMO Series T-59 Class 1A3 10/25/43	7.500%	196,247	233,179
CMO Series T-60 Class 1A2 03/25/44	7.000%	202,346	246,887
CMO Series T-60 Class 1A3 03/25/44	7.500%	79,614	95,142
Federal National Mortgage Association(a)(b) 01/01/44	2.289%	6,730,711	6,897,537
03/01/44	2.368%	5,060,289	5,193,132
03/01/44	2.401%	5,344,926	5,490,524
06/01/44	2.430%	7,931,516	8,146,461
04/01/44	2.475%	7,182,743	7,381,397
01/01/44	2.517%	6,619,588	6,798,869
06/01/44	2.557%	12,890,854	13,291,966
05/01/44	2.558%	13,700,017	14,124,911
05/01/44	2.635%	13,873,863	14,323,708
05/01/44	2.665%	7,962,992	8,229,185
01/01/44	2.693%	15,157,808	15,666,917
04/01/42	2.706%	4,631,461	4,842,730
01/01/44	2.745%	27,125,322	28,159,708
03/01/44	2.800%	12,114,552	12,549,730
04/01/42	2.886%	6,652,873	6,927,170
10/01/41	3.042%	1,788,018	1,887,316
10/01/41	3.241%	13,943,934	14,716,215
06/01/41	3.277%	3,977,327	4,229,500
07/01/41	3.310%	10,015,746	10,581,961
09/01/41	3.353%	12,665,488	13,427,185
07/01/41	3.531%	1,940,969	2,057,136
09/01/41	3.614%	10,221,018	10,898,816
08/01/41	3.712%	5,917,585	6,306,018
CMO Series 1999-T2 Class A1 01/19/39	7.500%	333,866	372,431
CMO Series 2001-W3 Class A 09/25/41	6.964%	151,008	173,467
CMO Series 2002-W1 Class 2A 02/25/42	6.566%	635,100	743,830
CMO Series 2002-W6 Class 2A1 06/25/42	6.474%	1,093,160	1,253,088
CMO Series 2003-W1 Class 2A 12/25/42	6.633%	363,350	427,102
CMO Series 2003-W4 Class 4A 10/25/42	7.051%	879,617	1,012,098
CMO Series 2010-111 Class WA 10/25/40	6.046%	3,749,150	4,257,681
Federal National Mortgage Association(b) 08/01/44	2.480%	5,571,000	5,686,772
01/01/26 – 03/01/26	3.500%	31,159,126	33,062,398
06/01/26	4.000%	26,323,116	28,216,715
08/01/24 – 10/01/26	4.500%	22,373,602	24,199,902

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/23 – 07/25/40	5.000%	35,821,196	39,228,828
04/01/40 – 05/01/41	5.500%	9,889,507	11,280,613
08/01/37 – 10/01/39	6.500%	44,744,414	51,239,913
07/01/32	7.500%	379,237	429,370
CMO Series 2000-T6 Class A1 06/25/30	7.500%	742,177	860,367
CMO Series 2001-T1 Class A1 10/25/40	7.500%	5,953,687	6,992,962
CMO Series 2001-T3 Class A1 11/25/40	7.500%	822,801	962,808
CMO Series 2001-T4 Class A1 07/25/41	7.500%	121,199	144,718
CMO Series 2001-T8 Class A1 07/25/41	7.500%	3,000,155	3,495,670
CMO Series 2002-14 Class A1 01/25/42	7.000%	900,196	1,031,747
CMO Series 2002-14 Class A2 01/25/42	7.500%	1,883,806	2,230,050
CMO Series 2002-26 Class A1 01/25/48	7.000%	1,173,942	1,365,778
CMO Series 2002-26 Class A2 01/25/48	7.500%	3,457,392	4,159,540
CMO Series 2002-33 Class A2 06/25/32	7.500%	181,088	213,232
CMO Series 2002-80 Class A1 11/25/42	6.500%	1,571,846	1,808,162
CMO Series 2002-90 Class A1 06/25/42	6.500%	33,999	39,095
CMO Series 2002-T12 Class A3 05/25/42	7.500%	6,087,242	7,144,676
CMO Series 2002-T16 Class A2 07/25/42	7.000%	931,691	1,086,443
CMO Series 2002-W8 Class A3 06/25/42	7.500%	146,896	172,578
CMO Series 2003-25 Class KP 04/25/33	5.000%	4,415,387	4,825,215
CMO Series 2003-W2 Class 1A1 07/25/42	6.500%	22,548	25,843
CMO Series 2004-W11 Class 1A2 05/25/44	6.500%	3,325,105	3,864,268
CMO Series 2004-W14 Class 2A 07/25/44	7.500%	192,812	214,696
CMO Series 2004-W2 Class 5A 03/25/44	7.500%	313,450	361,637
CMO Series 2004-W9 Class 1A3 02/25/44	6.050%	6,158,533	6,896,526
CMO Series 2004-W9 Class 2A3 02/25/44	7.500%	1,022,048	1,165,435
CMO Series 2005-W1 Class 1A4 10/25/44	7.500%	2,967,312	3,545,063
CMO Series 2005-W3 Class 1A 03/25/45	7.500%	1,534,389	1,827,239

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-W4 Class 1A3 08/25/35	7.000%	2,453,139	2,850,052
CMO Series 2006-4 Class MD 03/25/35	6.000%	1,852,682	1,952,603
CMO Series 2009-14 Class A 06/25/35	7.000%	3,997,057	4,652,399
CMO Series 2010-98 Class EA 09/25/30	4.000%	17,895,166	19,150,995
CMO Series 2012-28 Class PT 03/25/42	4.000%	7,068,226	7,577,187
CMO Series 2013-121 Class LB 12/25/43	3.000%	48,847,532	50,562,325
CMO Series 2044-W8 Class 3A 06/25/44	7.500%	1,559,219	1,820,349
Government National Mortgage Association(a)(b) 08/20/41	3.000%	6,629,926	6,870,930
05/20/41 – 08/20/41	3.500%	15,562,392	16,270,061
Government National Mortgage Association(b) 03/15/33	5.500%	2,462,295	2,800,558
09/15/35	6.000%	17,962,282	20,755,195
08/15/36	6.500%	1,623,203	1,874,589
CMO Series 2009-42 Class CT 08/16/35	6.000%	7,816,251	8,994,675
Total Residential Mortgage-Backed Securities — Agency (Cost: $772,741,928)			776,842,058

Commercial Mortgage-Backed Securities —
Agency 0.2%

Federal National Mortgage Association Series 2011-M2 Class A1(b) 07/25/21	2.019%	4,454,332	4,547,004
Total Commercial Mortgage-Backed Securities — Agency (Cost: $4,470,417)			4,547,004

Commercial Mortgage-Backed Securities —
Non-Agency 6.8%

CFCRE Commercial Mortgage Trust(b) Series 2011-C2 Class A1 12/15/47	1.558%	2,327,561	2,338,675
CFCRE Commercial Mortgage Trust(b)(c) Series 2011-C1 Class A1 04/15/44	1.871%	3,610,932	3,643,907
Commercial Mortgage Trust(b) Series 2012-LC4 Class A2 12/10/44	2.256%	4,284,000	4,384,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-CR6 Class A1 03/10/46	0.719%	8,340,794	8,330,342
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4(a)(b) 02/15/38	5.014%	3,775,554	3,804,931
DBUBS Mortgage Trust(b) Series 2011-LC3A Class A1 08/10/44	2.238%	2,125,493	2,144,047
DBUBS Mortgage Trust(b)(c) Series 2011-LC2A Class A1 07/10/44	3.527%	6,900,163	7,237,186
DDR I Depositor LLC Trust Series 2009-DDR1 Class A(b)(c) 10/14/22	3.807%	11,275,907	11,361,254
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1(b)(c) 12/10/43	3.849%	9,403,342	9,819,870
GS Mortgage Securities Trust Series 2011-GC3 Class A2(b)(c) 03/10/44	3.645%	21,889,287	22,763,939
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A2(b)(c) 02/15/46	3.673%	9,936,598	10,393,780
JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2011-C5 Class A2 08/15/46	3.149%	1,489,571	1,550,404
JPMorgan Chase Commercial Mortgage Securities Trust(b)(c) Series 2010-C1 Class A2 06/15/43	4.608%	4,689,000	5,088,883
Series 2010-CNTR Class A1 08/05/32	3.300%	2,170,650	2,272,823
LB-UBS Commercial Mortgage Trust(a)(b) Series 2004-C6 Class A6 08/15/29	5.020%	600,892	601,290
Series 2005-C7 Class A3 11/15/30	5.624%	1,886,425	1,886,059
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2(b) 11/15/45	1.868%	19,517,000	19,744,978
Morgan Stanley Capital I Trust(b)(c) Series 2011-C2 Class A1 06/15/44	1.480%	1,386,275	1,388,552
Series 2011-C2 Class A3 06/15/44	4.210%	1,251,000	1,351,698
Motel 6 Trust Series 2012-MTL6 Class A2(b)(c) 10/05/25	1.948%	36,936,000	36,486,622
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $158,252,323)			156,593,430

Asset-Backed Securities — Non-Agency 11.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust Series 2014-2 Class A(a) 01/16/18	0.522%	5,730,000	5,739,165
American Express Credit Account Master Trust Series 2013-2 Class A(a) 05/17/21	0.572%	14,010,000	14,055,180
American Express Issuance Trust II Series 2013-1 Class A(a) 02/15/19	0.432%	10,536,000	10,528,160
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A Class A(c) 03/20/19	2.100%	11,106,000	11,227,988
BA Credit Card Trust Series 2014-A2 Class A(a) 09/16/19	0.422%	22,112,000	22,141,880
California Republic Auto Receivables Trust Series 2013-2 Class A2 03/15/19	1.230%	11,033,596	11,095,510
Series 2014-2 Class A3 08/15/18	0.910%	5,571,000	5,577,774
Series 2014-2 Class A4 12/16/19	1.570%	6,127,000	6,134,689
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A3 06/20/17	0.790%	8,315,000	8,332,545
Capital Auto Receivables Asset Trust Series 2014-1 Class A3 06/20/18	1.320%	14,505,000	14,588,916
Series 2014-2 Class A4 10/22/18	1.620%	5,674,000	5,685,896
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7(a) 09/10/20	0.584%	21,391,000	21,479,324
Discover Card Execution Note Trust Series 2013-A1 Class A1(a) 08/17/20	0.452%	6,105,000	6,105,890
Navient Student Loan Trust Series 2014-1 Class A2(a) 03/27/23	0.498%	7,849,000	7,849,146
Nelnet Student Loan Trust(a) Series 2006-2 Class A4 10/26/26	0.309%	10,148,249	10,126,562
Series 2007-1 Class A1 11/27/18	0.237%	911,325	909,964
SLC Student Loan Trust(a) Series 2007-2 Class A2 05/15/28	0.624%	2,295,214	2,296,451
Series 2010-1 Class A 11/25/42	1.102%	4,001,279	4,067,724

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a)(c) Series 2010-A Class 1A 05/16/44	3.200%	7,124,248	7,386,613
Series 2010-A Class 2A 05/16/44	3.402%	8,013,886	8,521,109
Series 2011-C Class A2A 10/17/44	3.402%	3,348,000	3,601,775
Series 2012-E Class A2B 06/15/45	1.902%	5,340,000	5,530,591
Series 2014-A Class A2B 01/15/26	1.302%	7,669,000	7,790,699
SLM Private Education Loan Trust(c) Series 2012-B Class A2 10/15/30	3.480%	5,669,000	5,971,742
Series 2013-B Class A2A 06/17/30	1.850%	6,880,000	6,795,777
SLM Student Loan Trust(a) Series 2002-6 Class A4CP 03/15/19	0.432%	1,110,528	1,109,220
Series 2003-6 Class A4 12/17/18	0.431%	1,068,655	1,068,324
Series 2005-6 Class A5B 07/27/26	1.429%	2,617,244	2,663,603
Series 2005-9 Class A5 01/27/25	0.349%	10,717,000	10,692,147
Series 2006-7 Class A5 01/27/25	0.329%	19,728,000	19,526,419
Series 2010-1 Class A 03/25/25	0.552%	7,771,788	7,779,350
Series 2013-3 Class A2 05/26/20	0.452%	3,090,000	3,086,194
Series 2013-6 Class A2 02/25/21	0.652%	2,814,000	2,826,654
Total Asset-Backed Securities — Non-Agency (Cost: $261,500,510)			262,292,981

U.S. Treasury Obligations 41.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 08/31/14	0.250%	42,765,000	42,776,675
08/31/15	0.375%	48,573,000	48,694,433
09/30/15	0.250%	58,801,000	58,865,314
10/31/15	0.250%	31,143,000	31,169,752
12/31/15	0.250%	18,574,000	18,575,449
01/31/16	0.375%	100,075,000	100,215,730
02/29/16	0.250%	64,661,000	64,600,380
03/31/16	0.375%	54,477,000	54,485,512
04/30/16	0.375%	230,522,000	230,450,077
05/31/16	0.375%	134,915,000	134,793,846
06/30/16	0.500%	117,135,000	117,226,512
04/15/17	0.875%	15,951,000	15,989,633
06/15/17	0.875%	32,894,000	32,904,279
Total U.S. Treasury Obligations (Cost: $950,096,224)			950,747,592

U.S. Government & Agency Obligations 4.9%

Federal Home Loan Banks 10/30/14	0.130%	77,000,000	77,008,316
11/20/15	0.500%	35,000,000	35,078,750
Total U.S. Government & Agency Obligations (Cost: $112,056,539)			112,087,066

Money Market Funds 1.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(d)(e)	28,725,735	28,725,735
Total Money Market Funds (Cost: $28,725,735)		28,725,735
Total Investments (Cost: $2,298,767,082)		2,302,758,779
Other Assets & Liabilities, Net		(12,830,023)
Net Assets		2,289,928,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $168,634,808 or 7.36% of net assets.

(d)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,552,622	2,023,966,282	(2,077,793,169)	28,725,735	40,536	28,725,735

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Portfolio of Investments (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	10,922,913	—	10,922,913
Residential Mortgage-Backed Securities — Agency	—	771,155,286	5,686,772	776,842,058
Commercial Mortgage-Backed Securities — Agency	—	4,547,004	—	4,547,004
Commercial Mortgage-Backed Securities — Non-Agency	—	156,593,430	—	156,593,430
Asset-Backed Securities — Non-Agency	—	262,292,981	—	262,292,981
U.S. Treasury Obligations	917,843,313	32,904,279	—	950,747,592
U.S. Government & Agency Obligations	—	112,087,066	—	112,087,066
Total Bonds	917,843,313	1,350,502,959	5,686,772	2,274,033,044
Mutual Funds
Money Market Funds	28,725,735	—	—	28,725,735
Total Mutual Funds	28,725,735	—	—	28,725,735
Total	946,569,048	1,350,502,959	5,686,772	2,302,758,779

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for securities held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

	Columbia Variable Portfolio — Limited Duration Credit Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — Columbia Wanger International Equities Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $2,409,598,032, $3,239,955,659, $552,122,265)	$2,455,532,654	$3,304,914,636	$727,927,836
Affiliated issuers (identified cost $222,820,287, $112,895,220, $28,980,115)	222,820,287	112,895,220	28,980,115
Total investments (identified cost $2,632,418,319, $3,352,850,879, $581,102,380)	2,678,352,941	3,417,809,856	756,907,951
Cash	—	19,885	39,330
Foreign currency (identified cost $—, $—, $81,112)	—	—	81,081
Margin deposits	7,370,825	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	1,267,469	—
Receivable for:
Investments sold	45,895,104	137,286,836	1,657,181
Capital shares sold	11,757	1,018,127	—
Dividends	15,841	7,397	1,027,441
Interest	22,363,174	25,110,022	—
Reclaims	14,289	13,770	558,436
Variation margin	703	60,949	—
Expense reimbursement due from Investment Manager	—	35,389	34,386
Total assets	2,754,024,634	3,582,629,700	760,305,806
Liabilities
Disbursements in excess of cash	19,609	—	—
Foreign currency (cost $—, $1, $—)	—	1	—
Unrealized depreciation on forward foreign currency exchange contracts	—	2,051,440	—
Payable for:
Investments purchased	31,955,523	129,500,784	1,089,023
Investments purchased on a delayed delivery basis	21,214,195	447,181,680	—
Capital shares purchased	5,987,254	1,079,597	6,628
Variation margin	479,995	432,880	—
Investment management fees	971,907	1,125,438	565,777
Distribution and/or service fees	2,043	1,261	3,858
Transfer agent fees	139,751	152,251	37,688
Administration fees	146,122	158,621	49,235
Compensation of board members	73,010	71,778	23,841
Other expenses	87,637	36,387	85,276
Other liabilities	—	—	543
Total liabilities	61,077,046	581,792,118	1,861,869
Net assets applicable to outstanding capital stock	$2,692,947,588	$3,000,837,582	$758,443,937

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Columbia Variable Portfolio — Limited Duration Credit Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — Columbia Wanger International Equities Fund
Represented by
Paid-in capital	$2,635,797,284	$2,902,959,492	$568,083,850
Undistributed (excess of distributions over) net investment income	24,688,615	32,588,441	(6,182,936)
Accumulated net realized gain (loss)	(16,227,398)	(114,875)	20,714,650
Unrealized appreciation (depreciation) on:
Investments	45,934,622	64,958,977	175,805,571
Foreign currency translations	—	6,084	22,802
Forward foreign currency exchange contracts	—	(783,971)	—
Futures contracts	2,754,465	1,223,434	—
Total — representing net assets applicable to outstanding capital stock	$2,692,947,588	$3,000,837,582	$758,443,937
Class 1
Net assets	$2,683,040,169	$2,994,873,151	$739,701,674
Shares outstanding	261,834,936	276,710,978	53,835,798
Net asset value per share	$10.25	$10.82	$13.74
Class 2
Net assets	$9,907,419	$5,964,431	$18,742,263
Shares outstanding	969,809	552,378	1,364,799
Net asset value per share	$10.22	$10.80	$13.73

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Columbia Wanger U.S. Equities Fund	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $308,491,325, $1,226,864,650, $728,193,033)	$486,754,948	$1,483,784,857	$723,832,372
Affiliated issuers (identified cost $2,415,179, $9,984,285, $15,397,776)	2,415,179	9,984,285	15,397,776
Total investments (identified cost $310,906,504, $1,236,848,935, $743,590,809)	489,170,127	1,493,769,142	739,230,148
Cash	—	—	8,988,887
Foreign currency (identified cost $—, $4,143,902, $—)	—	3,090,535	—
Receivable for:
Investments sold	5,116,094	1,147,591	1,460,939
Capital shares sold	1,033	—	19,990
Dividends	269,640	3,403,926	1,779
Interest	—	—	1,950,939
Reclaims	832	2,734,757	—
Expense reimbursement due from Investment Manager	27,513	137,060	44,614
Total assets	494,585,239	1,504,283,011	751,697,296
Liabilities
Disbursements in excess of cash	—	119	—
Payable for:
Investments purchased	1,254,223	5,030,699	4,911,500
Investments purchased on a delayed delivery basis	—	—	11,338,159
Capital shares purchased	4,090,003	10,086	1,865,086
Investment management fees	372,681	1,038,442	393,197
Distribution and/or service fees	2,888	1,426	6,842
Transfer agent fees	25,575	74,697	37,446
Administration fees	34,075	93,518	42,691
Compensation of board members	27,125	41,741	30,006
Other expenses	23,663	65,190	76,953
Other liabilities	—	42,727	—
Total liabilities	5,830,233	6,398,645	18,701,880
Net assets applicable to outstanding capital stock	$488,755,006	$1,497,884,366	$732,995,416

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Columbia Wanger U.S. Equities Fund	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Represented by
Paid-in capital	$—	$1,225,377,090	$724,021,200
Undistributed (excess of distributions over) net investment income	—	(660,943)	12,830,148
Accumulated net realized gain (loss)	—	16,132,936	504,729
Unrealized appreciation (depreciation) on:
Investments	—	256,920,207	(4,360,661)
Foreign currency translations	—	115,076	—
Trust capital	$488,755,006	$—	$—
Total — representing net assets applicable to outstanding capital stock	$488,755,006	$1,497,884,366	$732,995,416
Class 1
Net assets	$474,643,845	$1,491,135,261	$700,195,833
Shares outstanding	25,331,086	129,984,721	73,098,607
Net asset value per share	$18.74	$11.47	$9.58
Class 2
Net assets	$14,111,161	$6,749,105	$32,799,583
Shares outstanding	760,835	589,482	3,466,060
Net asset value per share	$18.55	$11.45	$9.46

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Holland Large Cap Growth Fund	Variable Portfolio — Invesco International Growth Fund	Variable Portfolio — J.P. Morgan Core Bond Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,082,062,215, $1,398,465,889, $2,859,985,513)	$1,389,229,098	$1,891,199,554	$2,925,918,396
Affiliated issuers (identified cost $25,268,286, $159,853,847, $62,804,667)	25,268,286	159,853,847	62,804,667
Total investments (identified cost $1,107,330,501, $1,558,319,736, $2,922,790,180)	1,414,497,384	2,051,053,401	2,988,723,063
Foreign currency (identified cost $—, $4,429,379, $—)	—	4,459,825	—
Receivable for:
Investments sold	—	73,421	105,139
Capital shares sold	1,092,150	2,053	855,210
Dividends	476,924	3,334,876	4,160
Interest	—	—	15,390,964
Reclaims	—	4,437,202	4,162
Expense reimbursement due from Investment Manager	—	—	35,846
Total assets	1,416,066,458	2,063,360,778	3,005,118,544
Liabilities
Disbursements in excess of cash	—	—	81,743
Payable for:
Investments purchased	—	23,937,713	5,155
Investments purchased on a delayed delivery basis	—	—	4,683,402
Capital shares purchased	2,887,366	1,902	1,782,842
Investment management fees	757,928	1,398,727	1,122,030
Distribution and/or service fees	1,119	2,056	1,028
Transfer agent fees	71,545	101,763	151,739
Administration fees	65,991	125,096	158,110
Compensation of board members	47,218	53,444	68,628
Other expenses	25,929	101,410	42,842
Total liabilities	3,857,096	25,722,111	8,097,519
Net assets applicable to outstanding capital stock	$1,412,209,362	$2,037,638,667	$2,997,021,025

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Holland Large Cap Growth Fund	Variable Portfolio — Invesco International Growth Fund	Variable Portfolio — J.P. Morgan Core Bond Fund
Represented by
Paid-in capital	$—	$1,477,294,922	$2,905,826,167
Undistributed (excess of distributions over) net investment income	—	(194,198)	18,293,876
Accumulated net realized gain (loss)	—	67,624,254	6,968,099
Unrealized appreciation (depreciation) on:
Investments	—	492,733,665	65,932,883
Foreign currency translations	—	180,024	—
Trust capital	$1,412,209,362	$—	$—
Total — representing net assets applicable to outstanding capital stock	$1,412,209,362	$2,037,638,667	$2,997,021,025
Class 1
Net assets	$1,406,852,019	$2,027,554,450	$2,992,144,297
Shares outstanding	77,899,542	152,465,596	278,374,445
Net asset value per share	$18.06	$13.30	$10.75
Class 2
Net assets	$5,357,343	$10,084,217	$4,876,728
Shares outstanding	299,719	760,169	455,024
Net asset value per share	$17.87	$13.27	$10.72

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — Loomis Sayles Growth Fund	Variable Portfolio — MFS Value Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $621,633,148, $1,079,153,912, $1,567,592,113)	$855,975,234	$1,174,027,133	$2,282,709,032
Affiliated issuers (identified cost $4,956,858, $12,371,522, $28,061,722)	4,956,858	12,371,522	28,061,722
Total investments (identified cost $626,590,006, $1,091,525,434, $1,595,653,835)	860,932,092	1,186,398,655	2,310,770,754
Foreign currency (identified cost $—, $—, $43,092)	—	—	43,092
Receivable for:
Investments sold	11,618,225	—	—
Capital shares sold	351,089	—	6,323
Dividends	650,709	776,531	3,257,523
Reclaims	—	11,429	5,746
Expense reimbursement due from Investment Manager	13	—	—
Total assets	873,552,128	1,187,186,615	2,314,083,438
Liabilities
Disbursements in excess of cash	—	—	47,253
Payable for:
Investments purchased	2,019,519	—	—
Capital shares purchased	4,354,016	3,151	4,308,856
Investment management fees	559,457	639,824	1,193,723
Distribution and/or service fees	1,295	830	2,414
Transfer agent fees	44,756	59,735	117,765
Administration fees	43,149	56,149	104,509
Compensation of board members	33,562	46,721	53,162
Other expenses	22,905	22,336	31,919
Total liabilities	7,078,659	828,746	5,859,601
Net assets applicable to outstanding capital stock	$866,473,469	$1,186,357,869	$2,308,223,837

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — Loomis Sayles Growth Fund	Variable Portfolio — MFS Value Fund
Represented by
Trust capital	$866,473,469	$1,186,357,869	$2,308,223,837
Total — representing net assets applicable to outstanding capital stock	$866,473,469	$1,186,357,869	$2,308,223,837
Class 1
Net assets	$860,213,742	$1,182,306,150	$2,296,570,798
Shares outstanding	47,939,138	67,039,150	129,107,036
Net asset value per share	$17.94	$17.64	$17.79
Class 2
Net assets	$6,259,727	$4,051,719	$11,653,039
Shares outstanding	352,822	232,140	661,593
Net asset value per share	$17.74	$17.45	$17.61

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Mondrian International Small Cap Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund	Variable Portfolio — NFJ Dividend Value Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $311,928,100, $231,773,824, $1,500,488,976)	$412,618,319	$290,515,039	$2,003,833,694
Affiliated issuers (identified cost $10,327,370, $823,881, $64,960,294)	10,327,370	823,881	64,960,294
Total investments (identified cost $322,255,470, $232,597,705, $1,565,449,270)	422,945,689	291,338,920	2,068,793,988
Cash	—	240,935	—
Foreign currency (identified cost $1,591,952, $683,754, $—)	1,597,332	688,926	—
Receivable for:
Investments sold	605,197	1,292,993	1,726,844
Capital shares sold	—	17,778	601,138
Dividends	815,348	1,035,620	2,035,472
Reclaims	461,288	155,895	398,528
Expense reimbursement due from Investment Manager	41,028	40,553	—
Total assets	426,465,882	294,811,620	2,073,555,970
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	212,712	—	—
Payable for:
Investments purchased	1,042,494	181,737	6,998,642
Capital shares purchased	1,751,711	1,752,104	1,840,616
Investment management fees	335,868	215,246	1,078,355
Distribution and/or service fees	—	3,144	1,755
Transfer agent fees	21,684	15,193	103,922
Administration fees	28,912	20,259	92,973
Compensation of board members	18,476	20,111	52,515
Other expenses	37,135	56,571	24,349
Total liabilities	3,448,992	2,264,365	10,193,127
Net assets applicable to outstanding capital stock	$423,016,890	$292,547,255	$2,063,362,843

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Mondrian International Small Cap Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund	Variable Portfolio — NFJ Dividend Value Fund
Represented by
Paid-in capital	$311,440,355	$220,052,041	$—
Undistributed (excess of distributions over) net investment income	(2,585,755)	(53,618)	—
Accumulated net realized gain (loss)	13,664,215	13,793,790	—
Unrealized appreciation (depreciation) on:
Investments	100,690,219	58,741,215	—
Foreign currency translations	20,568	13,827	—
Forward foreign currency exchange contracts	(212,712)	—	—
Trust capital	$—	$—	$2,063,362,843
Total — representing net assets applicable to outstanding capital stock	$423,016,890	$292,547,255	$2,063,362,843
Class 1
Net assets	$423,014,140	$277,320,166	$2,054,868,008
Shares outstanding	31,386,058	25,274,976	110,877,172
Net asset value per share	$13.48	$10.97	$18.53
Class 2
Net assets	$2,750	$15,227,089	$8,494,835
Shares outstanding	204	1,392,904	463,109
Net asset value per share	$13.46 (a)	$10.93	$18.34

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — Pyramis® International Equity Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,043,607,579, $437,081,458, $1,201,796,186)	$1,417,561,560	$594,091,614	$1,430,761,010
Affiliated issuers (identified cost $15,802,532, $4,433,839, $96,953,952)	15,802,532	4,433,839	96,953,952
Total investments (identified cost $1,059,410,111, $441,515,297, $1,298,750,138)	1,433,364,092	598,525,453	1,527,714,962
Foreign currency (identified cost $—, $—, $1,209,701)	—	—	1,213,263
Margin deposits	—	—	3,638,250
Receivable for:
Investments sold	4,029,795	4,606,412	6,911,331
Capital shares sold	249,882	2,398	—
Dividends	670,204	345,838	2,559,738
Reclaims	—	—	2,568,284
Variation margin	—	—	51,975
Expense reimbursement due from Investment Manager	—	28,444	—
Total assets	1,438,313,973	603,508,545	1,544,657,803
Liabilities
Payable for:
Investments purchased	6,154,211	3,514,901	7,049,195
Capital shares purchased	1,173,766	2,522,365	1,317,530
Investment management fees	761,640	437,370	1,070,271
Distribution and/or service fees	744	646	969
Transfer agent fees	71,916	30,413	77,084
Administration fees	66,300	40,141	96,303
Compensation of board members	45,324	22,348	36,818
Other expenses	23,350	28,333	89,690
Other liabilities	—	—	23,263
Total liabilities	8,297,251	6,596,517	9,761,123
Net assets applicable to outstanding capital stock	$1,430,016,722	$596,912,028	$1,534,896,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — Pyramis® International Equity Fund
Represented by
Paid-in capital	$—	$—	$1,260,430,529
Undistributed (excess of distributions over) net investment income	—	—	(4,321,647)
Accumulated net realized gain (loss)	—	—	49,341,626
Unrealized appreciation (depreciation) on:
Investments	—	—	228,964,824
Foreign currency translations	—	—	86,425
Futures contracts	—	—	394,923
Trust capital	$1,430,016,722	$596,912,028	$—
Total — representing net assets applicable to outstanding capital stock	$1,430,016,722	$596,912,028	$1,534,896,680
Class 1
Net assets	$1,426,325,062	$593,762,902	$1,530,176,650
Shares outstanding	78,240,035	33,125,846	125,839,097
Net asset value per share	$18.23	$17.92	$12.16
Class 2
Net assets	$3,691,660	$3,149,126	$4,720,030
Shares outstanding	204,729	177,564	389,451
Net asset value per share	$18.03	$17.74	$12.12

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Assets
Investments, at value
Unaffiliated issuers (identified cost $1,877,797,585, $2,270,041,347)	$1,884,963,408	$2,274,033,044
Affiliated issuers (identified cost $282,439,478, $28,725,735)	282,439,478	28,725,735
Total investments (identified cost $2,160,237,063, $2,298,767,082)	2,167,402,886	2,302,758,779
Cash	48,868	—
Receivable for:
Investments sold	28,502,917	93,230,388
Capital shares sold	14,690	1,038,084
Dividends	23,663	6,228
Interest	6,610,437	3,938,669
Reclaims	1,863	—
Total assets	2,202,605,324	2,400,972,148
Liabilities
Disbursements in excess of cash	—	116,007
Payable for:
Investments purchased	8,082,784	109,240,177
Investments purchased on a delayed delivery basis	296,942,238	—
Capital shares purchased	113	471,547
Investment management fees	692,042	886,781
Distribution and/or service fees	648	551
Transfer agent fees	94,535	116,453
Administration fees	100,906	122,823
Compensation of board members	41,479	57,460
Other expenses	52,028	31,593
Total liabilities	306,006,773	111,043,392
Net assets applicable to outstanding capital stock	$1,896,598,551	$2,289,928,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Represented by
Paid-in capital	$1,896,187,281	$2,287,253,133
Undistributed (excess of distributions over) net investment income	7,544,725	5,842,296
Accumulated net realized gain (loss)	(14,299,278)	(7,158,370)
Unrealized appreciation (depreciation) on:
Investments	7,165,823	3,991,697
Total — representing net assets applicable to outstanding capital stock	$1,896,598,551	$2,289,928,756
Class 1
Net assets	$1,893,501,041	$2,287,270,181
Shares outstanding	184,032,259	225,376,449
Net asset value per share	$10.29	$10.15
Class 2
Net assets	$3,097,510	$2,658,575
Shares outstanding	301,726	262,724
Net asset value per share	$10.27	$10.12

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

	Columbia Variable Portfolio — Limited Duration Credit Fund	Variable Portfolio — American Century Diversified Bond Fund	Variable Portfolio — Columbia Wanger International Equities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$—	$9,722,870
Dividends — affiliated issuers	197,316	32,016	12,317
Interest	33,763,070	40,885,247	2
Foreign taxes withheld	(12,990)	(163)	(1,037,021)
Total income	33,947,396	40,917,100	8,698,168
Expenses:
Investment management fees	6,539,129	6,829,580	3,201,197
Distribution and/or service fees
Class 2	11,513	7,331	20,097
Transfer agent fees
Class 1	857,766	928,373	208,012
Class 2	2,763	1,759	4,823
Administration fees	897,724	960,889	278,450
Compensation of board members	27,127	28,802	10,411
Custodian fees	10,383	19,956	101,631
Printing and postage fees	5,929	5,131	6,270
Professional fees	26,755	27,280	32,390
Other	18,337	18,691	15,824
Total expenses	8,397,426	8,827,792	3,879,105
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(212,375)	(61,930)	(327,155)
Total net expenses	8,185,051	8,765,862	3,551,950
Net investment income (loss)	25,762,345	32,151,238	5,146,218
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,896,800	19,159,794	21,994,709
Foreign currency translations	—	(10,069)	(41,739)
Forward foreign currency exchange contracts	—	(3,349,511)	—
Futures contracts	(13,150,246)	(14,411,137)	—
Net realized gain	1,746,554	1,389,077	21,952,970
Net change in unrealized appreciation (depreciation) on:
Investments	41,651,099	86,302,394	15,379,062
Foreign currency translations	—	(19,083)	13,303
Forward foreign currency exchange contracts	—	3,137,039	—
Futures contracts	(13,662,510)	(2,575,349)	—
Options	—	—	(234,923)
Net change in unrealized appreciation (depreciation)	27,988,589	86,845,001	15,157,442
Net realized and unrealized gain (loss)	29,735,143	88,234,078	37,110,412
Net change in net assets resulting from operations	$55,497,488	$120,385,316	$42,256,630

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio — Columbia Wanger U.S. Equities Fund	Variable Portfolio — DFA International Value Fund	Variable Portfolio — Eaton Vance Floating-Rate Income Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,268,715	$36,111,293	$—
Dividends — affiliated issuers	2,210	2,749	13,702
Interest	—	8,140	15,676,431
Foreign taxes withheld	(5,581)	(3,179,412)	—
Total income	2,265,344	32,942,770	15,690,133
Expenses:
Investment management fees	2,424,538	5,609,615	2,321,688
Distribution and/or service fees
Class 2	15,564	7,376	38,461
Transfer agent fees
Class 1	164,168	400,346	211,878
Class 2	3,735	1,770	9,230
Administration fees	222,265	506,339	251,934
Compensation of board members	10,478	15,039	11,206
Custodian fees	5,432	58,652	64,899
Printing and postage fees	5,600	5,299	10,012
Professional fees	14,808	25,606	21,357
Other	6,922	10,273	7,332
Total expenses	2,873,510	6,640,315	2,947,997
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(169,526)	(783,154)	(257,402)
Total net expenses	2,703,984	5,857,161	2,690,595
Net investment income (loss)	(438,640)	27,085,609	12,999,538
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	60,263,749	17,684,853	579,557
Foreign currency translations	38	113,608	—
Net realized gain	60,263,787	17,798,461	579,557
Net change in unrealized appreciation (depreciation) on:
Investments	(49,874,086)	27,020,989	(2,917,225)
Foreign currency translations	3	(7,616)	—
Net change in unrealized appreciation (depreciation)	(49,874,083)	27,013,373	(2,917,225)
Net realized and unrealized gain (loss)	10,389,704	44,811,834	(2,337,668)
Net change in net assets resulting from operations	$9,951,064	$71,897,443	$10,661,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio — Holland Large Cap Growth Fund	Variable Portfolio — Invesco International Growth Fund	Variable Portfolio — J.P. Morgan Core Bond Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$7,131,326	$37,161,539	$—
Dividends — affiliated issuers	10,629	60,003	23,825
Interest	—	293	42,953,912
Foreign taxes withheld	—	(4,442,889)	—
Total income	7,141,955	32,778,946	42,977,737
Expenses:
Investment management fees	4,532,689	7,912,155	6,758,589
Distribution and/or service fees
Class 2	6,298	10,200	5,878
Transfer agent fees
Class 1	427,349	572,401	917,399
Class 2	1,511	2,448	1,411
Administration fees	394,578	707,864	951,363
Compensation of board members	16,642	19,633	28,223
Custodian fees	6,085	124,254	25,281
Printing and postage fees	6,911	5,586	4,896
Professional fees	18,099	27,689	27,086
Other	10,795	13,292	18,364
Total expenses	5,420,957	9,395,522	8,738,490
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(61,541)
Total net expenses	5,420,957	9,395,522	8,676,949
Net investment income (loss)	1,720,998	23,383,424	34,300,788
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	43,412,180	72,884,026	7,045,413
Foreign currency translations	—	(22,137)	—
Net realized gain	43,412,180	72,861,889	7,045,413
Net change in unrealized appreciation (depreciation) on:
Investments	5,915,420	22,642,772	65,683,481
Foreign currency translations	—	31,387	—
Net change in unrealized appreciation (depreciation)	5,915,420	22,674,159	65,683,481
Net realized and unrealized gain (loss)	49,327,600	95,536,048	72,728,894
Net change in net assets resulting from operations	$51,048,598	$118,919,472	$107,029,682

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio — Jennison Mid Cap Growth Fund	Variable Portfolio — Loomis Sayles Growth Fund	Variable Portfolio — MFS Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$4,032,379	$8,260,505	$31,452,893
Dividends — affiliated issuers	4,647	5,248	13,941
Foreign taxes withheld	(16,869)	(2,724)	(1,904,007)
Total income	4,020,157	8,263,029	29,562,827
Expenses:
Investment management fees	3,421,080	3,607,786	6,806,728
Distribution and/or service fees
Class 2	7,024	4,309	11,665
Transfer agent fees
Class 1	271,995	334,943	665,226
Class 2	1,686	1,034	2,800
Administration fees	263,270	317,172	593,892
Compensation of board members	12,842	14,325	21,428
Custodian fees	7,853	9,193	15,873
Printing and postage fees	5,037	5,256	5,797
Professional fees	15,745	16,772	19,908
Other	8,521	25,971	13,988
Total expenses	4,015,053	4,336,761	8,157,305
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(147,852)	—	—
Total net expenses	3,867,201	4,336,761	8,157,305
Net investment income (loss)	152,956	3,926,268	21,405,522
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	67,167,655	186,773,735	96,866,407
Foreign currency translations	28	—	45,662
Net realized gain	67,167,683	186,773,735	96,912,069
Net change in unrealized appreciation (depreciation) on:
Investments	(33,745,822)	(125,416,011)	(21,438,665)
Foreign currency translations	—	—	(25,006)
Net change in unrealized appreciation (depreciation)	(33,745,822)	(125,416,011)	(21,463,671)
Net realized and unrealized gain (loss)	33,421,861	61,357,724	75,448,398
Net change in net assets resulting from operations	$33,574,817	$65,283,992	$96,853,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio — Mondrian International Small Cap Fund	Variable Portfolio — Morgan Stanley Global Real Estate Fund	Variable Portfolio — NFJ Dividend Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$7,405,031	$5,993,565	$29,262,881
Dividends — affiliated issuers	3,301	607	27,584
Interest	44	4	—
Foreign taxes withheld	(719,366)	(284,598)	(1,194,389)
Total income	6,689,010	5,709,578	28,096,076
Expenses:
Investment management fees	1,959,009	1,300,961	6,108,661
Distribution and/or service fees
Class 2	7	15,837	9,286
Transfer agent fees
Class 1	126,464	88,030	584,564
Class 2	2	3,801	2,228
Administration fees	168,626	122,444	526,195
Compensation of board members	8,402	8,005	20,015
Custodian fees	30,251	41,654	7,171
Printing and postage fees	3,283	6,063	4,588
Professional fees	18,515	18,965	20,097
Other	4,938	4,879	13,558
Total expenses	2,319,497	1,610,639	7,296,363
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(219,536)	(234,213)	—
Total net expenses	2,099,961	1,376,426	7,296,363
Net investment income (loss)	4,589,049	4,333,152	20,799,713
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	14,041,993	17,205,795	98,290,759
Foreign currency translations	(46,055)	(2,792)	—
Forward foreign currency exchange contracts	189,003	—	—
Net realized gain	14,184,941	17,203,003	98,290,759
Net change in unrealized appreciation (depreciation) on:
Investments	(1,767,243)	11,137,818	42,374,646
Foreign currency translations	4,825	9,795	—
Forward foreign currency exchange contracts	(887,873)	—	—
Net change in unrealized appreciation (depreciation)	(2,650,291)	11,147,613	42,374,646
Net realized and unrealized gain (loss)	11,534,650	28,350,616	140,665,405
Net change in net assets resulting from operations	$16,123,699	$32,683,768	$161,465,118

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Variable Portfolio — Partners Small Cap Growth Fund	Variable Portfolio — Pyramis® International Equity Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$5,034,759	$1,558,281	$29,657,263
Dividends — affiliated issuers	9,934	6,919	41,723
Interest	—	—	5,730
Foreign taxes withheld	(14,008)	(4,151)	(3,087,807)
Total income	5,030,685	1,561,049	26,616,909
Expenses:
Investment management fees	4,272,390	2,620,059	6,015,753
Distribution and/or service fees
Class 2	3,878	3,664	4,995
Transfer agent fees
Class 1	401,505	181,674	431,377
Class 2	931	879	1,199
Administration fees	372,557	240,596	541,876
Compensation of board members	15,258	9,713	15,251
Custodian fees	5,233	6,937	102,581
Printing and postage fees	4,410	5,062	4,599
Professional fees	17,389	14,683	21,527
Other	17,351	6,048	10,125
Total expenses	5,110,902	3,089,315	7,149,283
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(164,614)	—
Total net expenses	5,110,902	2,924,701	7,149,283
Net investment income (loss)	(80,217)	(1,363,652)	19,467,626
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	52,801,358	36,974,885	51,016,305
Foreign currency translations	—	—	100,596
Futures contracts	—	—	5,943,313
Net realized gain	52,801,358	36,974,885	57,060,214
Net change in unrealized appreciation (depreciation) on:
Investments	(10,493,058)	(49,057,731)	(28,344,831)
Foreign currency translations	—	—	2,012
Futures contracts	—	—	(2,396,277)
Net change in unrealized appreciation (depreciation)	(10,493,058)	(49,057,731)	(30,739,096)
Net realized and unrealized gain (loss)	42,308,300	(12,082,846)	26,321,118
Net change in net assets resulting from operations	$42,228,083	$(13,446,498)	$45,788,744

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Operations (continued)

Six Months Ended June 30, 2014 (Unaudited)

	Variable Portfolio — TCW Core Plus Bond Fund	Variable Portfolio — Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends — affiliated issuers	$43,619	$40,536
Interest	14,968,485	13,214,797
Total income	15,012,104	13,255,333
Expenses:
Investment management fees	3,222,347	5,378,561
Distribution and/or service fees
Class 2	3,870	3,130
Transfer agent fees
Class 1	408,873	709,318
Class 2	929	751
Administration fees	446,997	747,264
Compensation of board members	15,269	23,296
Custodian fees	42,506	11,208
Printing and postage fees	4,835	3,400
Professional fees	21,478	24,844
Other	10,488	15,543
Total expenses	4,177,592	6,917,315
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(124,658)	—
Total net expenses	4,052,934	6,917,315
Net investment income (loss)	10,959,170	6,338,018
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,283,785	1,479,510
Net realized gain	13,283,785	1,479,510
Net change in unrealized appreciation (depreciation) on:
Investments	19,006,130	6,258,672
Forward sale commitments	(503,477)	—
Net change in unrealized appreciation (depreciation)	18,502,653	6,258,672
Net realized and unrealized gain (loss)	31,786,438	7,738,182
Net change in net assets resulting from operations	$42,745,608	$14,076,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets

	Columbia Variable Portfolio — Limited Duration Credit Fund		Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$25,762,345	$49,798,775	$32,151,238	$48,500,796
Net realized gain (loss)	1,746,554	35,827,889	1,389,077	2,652,467
Net change in unrealized appreciation (depreciation)	27,988,589	(45,814,041)	86,845,001	(123,087,851)
Net increase (decrease) in net assets resulting from operations	55,497,488	39,812,623	120,385,316	(71,934,588)
Distributions to shareholders
Net investment income
Class 1	(50,014,236)	(66,499,236)	(48,497,607)	(58,208,485)
Class 2	(160,853)	(167,221)	(82,252)	(115,700)
Net realized gains
Class 1	(51,963,893)	(32,527,884)	(2,657,738)	(54,681,915)
Class 2	(192,772)	(91,337)	(5,322)	(124,878)
Total distributions to shareholders	(102,331,754)	(99,285,678)	(51,242,919)	(113,130,978)
Increase (decrease) in net assets from capital stock activity	(198,853,143)	266,510,632	(254,796,859)	474,103,841
Total increase (decrease) in net assets	(245,687,409)	207,037,577	(185,654,462)	289,038,275
Net assets at beginning of period	2,938,634,997	2,731,597,420	3,186,492,044	2,897,453,769
Net assets at end of period	$2,692,947,588	$2,938,634,997	$3,000,837,582	$3,186,492,044
Undistributed (excess of distributions over) net investment income	$24,688,615	$49,101,359	$32,588,441	$49,017,062

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Columbia Wanger International Equities Fund		Variable Portfolio — Columbia Wanger U.S. Equities Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$5,146,218	$8,160,434	$(438,640)	$(971,392)
Net realized gain (loss)	21,952,970	58,561,266	60,263,787	159,695,134
Net change in unrealized appreciation (depreciation)	15,157,442	68,023,106	(49,874,083)	63,913,138
Net increase (decrease) in net assets resulting from operations	42,256,630	134,744,806	9,951,064	222,636,880
Distributions to shareholders
Net investment income
Class 1	(13,182,754)	(17,540,823)	—	—
Class 2	(293,151)	(241,689)	—	—
Net realized gains
Class 1	(46,024,930)	(10,640,623)	—	—
Class 2	(1,163,561)	(170,860)	—	—
Total distributions to shareholders	(60,664,396)	(28,593,995)	—	—
Increase (decrease) in net assets from capital stock activity	62,715,592	1,906,080	(164,428,479)	(295,984,527)
Total increase (decrease) in net assets	44,307,826	108,056,891	(154,477,415)	(73,347,647)
Net assets at beginning of period	714,136,111	606,079,220	643,232,421	716,580,068
Net assets at end of period	$758,443,937	$714,136,111	$488,755,006	$643,232,421
Undistributed (excess of distributions over) net investment income	$(6,182,936)	$2,146,751	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — DFA International Value Fund		Variable Portfolio — Eaton Vance Floating-Rate Income Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$27,085,609	$30,130,363	$12,999,538	$31,936,919
Net realized gain (loss)	17,798,461	78,918,101	579,557	6,796,976
Net change in unrealized appreciation (depreciation)	27,013,373	124,787,071	(2,917,225)	(6,706,072)
Net increase (decrease) in net assets resulting from operations	71,897,443	233,835,535	10,661,870	32,027,823
Distributions to shareholders
Net investment income
Class 1	(28,269,965)	(29,939,639)	(30,651,640)	(34,525,333)
Class 2	(120,077)	(67,316)	(1,358,994)	(812,711)
Net realized gains
Class 1	(56,582,394)	—	(6,420,253)	(6,391,790)
Class 2	(258,647)	—	(301,810)	(159,542)
Total distributions to shareholders	(85,231,083)	(30,006,955)	(38,732,697)	(41,889,376)
Increase (decrease) in net assets from capital stock activity	214,214,115	(490,005,662)	10,500,934	(28,052,887)
Total increase (decrease) in net assets	200,880,475	(286,177,082)	(17,569,893)	(37,914,440)
Net assets at beginning of period	1,297,003,891	1,583,180,973	750,565,309	788,479,749
Net assets at end of period	$1,497,884,366	$1,297,003,891	$732,995,416	$750,565,309
Undistributed (excess of distributions over) net investment income	$(660,943)	$643,490	$12,830,148	$31,841,244

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Holland Large Cap Growth Fund		Variable Portfolio — Invesco International Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$1,720,998	$4,768,672	$23,383,424	$26,744,386
Net realized gain (loss)	43,412,180	249,178,013	72,861,889	144,093,304
Net change in unrealized appreciation (depreciation)	5,915,420	154,934,232	22,674,159	162,139,347
Net increase (decrease) in net assets resulting from operations	51,048,598	408,880,917	118,919,472	332,977,037
Distributions to shareholders
Net investment income
Class 1	—	—	(20,532,528)	(32,073,494)
Class 2	—	—	(86,394)	(61,873)
Net realized gains
Class 1	—	—	(143,384,231)	(21,591,121)
Class 2	—	—	(716,344)	(51,065)
Total distributions to shareholders	—	—	(164,719,497)	(53,777,553)
Increase (decrease) in net assets from capital stock activity	(248,190,331)	(479,826,180)	150,333,262	(331,275,395)
Total increase (decrease) in net assets	(197,141,733)	(70,945,263)	104,533,237	(52,075,911)
Net assets at beginning of period	1,609,351,095	1,680,296,358	1,933,105,430	1,985,181,341
Net assets at end of period	$1,412,209,362	$1,609,351,095	$2,037,638,667	$1,933,105,430
Undistributed (excess of distributions over) net investment income	$—	$—	$(194,198)	$(2,958,700)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — J.P. Morgan Core Bond Fund		Variable Portfolio — Jennison Mid Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$34,300,788	$60,768,059	$152,956	$(984,572)
Net realized gain (loss)	7,045,413	3,088,698	67,167,683	158,407,687
Net change in unrealized appreciation (depreciation)	65,683,481	(128,445,026)	(33,745,822)	103,249,070
Net increase (decrease) in net assets resulting from operations	107,029,682	(64,588,269)	33,574,817	260,672,185
Distributions to shareholders
Net investment income
Class 1	(60,729,899)	(61,995,779)	—	—
Class 2	(87,409)	(112,436)	—	—
Net realized gains
Class 1	(2,889,304)	(5,083,105)	—	—
Class 2	(4,735)	(10,464)	—	—
Total distributions to shareholders	(63,711,347)	(67,201,784)	—	—
Increase (decrease) in net assets from capital stock activity	(163,435,794)	425,834,658	(137,593,487)	(331,579,630)
Total increase (decrease) in net assets	(120,117,459)	294,044,605	(104,018,670)	(70,907,445)
Net assets at beginning of period	3,117,138,484	2,823,093,879	970,492,139	1,041,399,584
Net assets at end of period	$2,997,021,025	$3,117,138,484	$866,473,469	$970,492,139
Undistributed (excess of distributions over) net investment income	$18,293,876	$44,810,396	$—	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Loomis Sayles Growth Fund		Variable Portfolio — MFS Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$3,926,268	$8,942,618	$21,405,522	$35,633,831
Net realized gain (loss)	186,773,735	282,986,700	96,912,069	147,592,778
Net change in unrealized appreciation (depreciation)	(125,416,011)	46,868,370	(21,463,671)	452,213,658
Net increase (decrease) in net assets resulting from operations	65,283,992	338,797,688	96,853,920	635,440,267
Increase (decrease) in net assets from capital stock activity	9,191,047	(911,223,428)	(123,663,912)	(149,377,149)
Total increase (decrease) in net assets	74,475,039	(572,425,740)	(26,809,992)	486,063,118
Net assets at beginning of period	1,111,882,830	1,684,308,570	2,335,033,829	1,848,970,711
Net assets at end of period	$1,186,357,869	$1,111,882,830	$2,308,223,837	$2,335,033,829

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Mondrian International Small Cap Fund		Variable Portfolio — Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$4,589,049	$8,305,561	$4,333,152	$7,652,322
Net realized gain (loss)	14,184,941	17,217,848	17,203,003	51,643,784
Net change in unrealized appreciation (depreciation)	(2,650,291)	35,333,888	11,147,613	(43,214,352)
Net increase (decrease) in net assets resulting from operations	16,123,699	60,857,297	32,683,768	16,081,754
Distributions to shareholders
Net investment income
Class 1	(3,561,605)	(12,972,011)	(5,710,784)	(30,986,439)
Class 2	(38)	(228)	(274,274)	(714,371)
Net realized gains
Class 1	(16,131,165)	(9,330,579)	(38,487,315)	(15,714,383)
Class 2	(105)	(172)	(2,096,398)	(372,757)
Total distributions to shareholders	(19,692,913)	(22,302,990)	(46,568,771)	(47,787,950)
Increase (decrease) in net assets from capital stock activity	(2,281,225)	22,141,370	(14,798,609)	(108,399,054)
Total increase (decrease) in net assets	(5,850,439)	60,695,677	(28,683,612)	(140,105,250)
Net assets at beginning of period	428,867,329	368,171,652	321,230,867	461,336,117
Net assets at end of period	$423,016,890	$428,867,329	$292,547,255	$321,230,867
Undistributed (excess of distributions over) net investment income	$(2,585,755)	$(3,613,161)	$(53,618)	$1,598,288

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — NFJ Dividend Value Fund		Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$20,799,713	$50,572,603	$(80,217)	$968,507
Net realized gain (loss)	98,290,759	186,782,154	52,801,358	286,320,498
Net change in unrealized appreciation (depreciation)	42,374,646	251,272,955	(10,493,058)	135,555,567
Net increase (decrease) in net assets resulting from operations	161,465,118	488,627,712	42,228,083	422,844,572
Increase (decrease) in net assets from capital stock activity	(163,104,372)	(271,165,126)	58,816,325	(780,933,917)
Total increase (decrease) in net assets	(1,639,254)	217,462,586	101,044,408	(358,089,345)
Net assets at beginning of period	2,065,002,097	1,847,539,511	1,328,972,314	1,687,061,659
Net assets at end of period	$2,063,362,843	$2,065,002,097	$1,430,016,722	$1,328,972,314

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Partners Small Cap Growth Fund		Variable Portfolio — Pyramis® International Equity Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$(1,363,652)	$(1,095,950)	$19,467,626	$20,757,003
Net realized gain (loss)	36,974,885	76,856,532	57,060,214	122,009,124
Net change in unrealized appreciation (depreciation)	(49,057,731)	114,479,198	(30,739,096)	107,066,821
Net increase (decrease) in net assets resulting from operations	(13,446,498)	190,239,780	45,788,744	249,832,948
Distributions to shareholders
Net investment income
Class 1	—	—	(22,843,350)	(28,189,326)
Class 2	—	—	(61,005)	(36,848)
Net realized gains
Class 1	—	—	(117,527,255)	(29,597,282)
Class 2	—	—	(355,674)	(42,040)
Total distributions to shareholders	—	—	(140,787,284)	(57,865,496)
Increase (decrease) in net assets from capital stock activity	(15,097,054)	(76,249,857)	198,627,045	42,866,384
Total increase (decrease) in net assets	(28,543,552)	113,989,923	103,628,505	234,833,836
Net assets at beginning of period	625,455,580	511,465,657	1,431,268,175	1,196,434,339
Net assets at end of period	$596,912,028	$625,455,580	$1,534,896,680	$1,431,268,175
Undistributed (excess of distributions over) net investment income	$—	$—	$(4,321,647)	$(884,918)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — TCW Core Plus Bond Fund		Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income (loss)	$10,959,170	$11,996,565	$6,338,018	$11,004,808
Net realized gain (loss)	13,283,785	(25,035,460)	1,479,510	(8,553,970)
Net change in unrealized appreciation (depreciation)	18,502,653	(18,790,092)	6,258,672	(6,456,240)
Net increase (decrease) in net assets resulting from operations	42,745,608	(31,828,987)	14,076,200	(4,005,402)
Distributions to shareholders
Net investment income
Class 1	(11,923,280)	(11,729,886)	(10,479,665)	(21,123,505)
Class 2	(11,875)	(21,615)	(5,516)	(13,959)
Net realized gains
Class 1	—	(20,533,605)	—	(18,858,398)
Class 2	—	(55,404)	—	(17,321)
Total distributions to shareholders	(11,935,155)	(32,340,510)	(10,485,181)	(40,013,183)
Increase (decrease) in net assets from capital stock activity	614,583,108	(168,040,846)	(172,015,168)	393,479,157
Total increase (decrease) in net assets	645,393,561	(232,210,343)	(168,424,149)	349,460,572
Net assets at beginning of period	1,251,204,990	1,483,415,333	2,458,352,905	2,108,892,333
Net assets at end of period	$1,896,598,551	$1,251,204,990	$2,289,928,756	$2,458,352,905
Undistributed (excess of distributions over) net investment income	$7,544,725	$8,520,710	$5,842,296	$9,989,459

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Columbia Variable Portfolio — Limited Duration Credit Fund				Variable Portfolio — American Century Diversified Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	11,578,420	122,199,540	39,742,792	416,847,271	13,855,476	150,249,350	71,661,039	769,193,852
Distributions reinvested	9,958,802	101,978,129	9,632,988	99,027,120	4,727,851	51,155,345	10,700,512	112,890,400
Redemptions	(40,004,394)	(423,643,524)	(24,127,034)	(252,480,388)	(41,973,464)	(456,161,182)	(38,027,844)	(407,613,340)
Net increase (decrease)	(18,467,172)	(199,465,855)	25,248,746	263,394,003	(23,390,137)	(254,756,487)	44,333,707	474,470,912
Class 2 shares
Subscriptions	221,324	2,331,001	584,105	6,122,922	49,001	526,959	153,115	1,679,296
Distributions reinvested	34,635	353,625	25,225	258,558	8,116	87,574	22,869	240,578
Redemptions	(197,311)	(2,071,914)	(311,053)	(3,264,851)	(60,926)	(654,905)	(212,048)	(2,286,945)
Net increase (decrease)	58,648	612,712	298,277	3,116,629	(3,809)	(40,372)	(36,064)	(367,071)
Total net increase (decrease)	(18,408,524)	(198,853,143)	25,547,023	266,510,632	(23,393,946)	(254,796,859)	44,297,643	474,103,841

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Columbia Wanger International Equities Fund				Variable Portfolio — Columbia Wanger U.S. Equities Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,779,134	109,940,006	8,951,983	116,810,266	3,484,931	62,302,222	8,934,306	146,622,567
Distributions reinvested	4,320,684	59,207,684	2,266,612	28,181,446	—	—	—	—
Redemptions	(7,882,360)	(111,180,724)	(11,299,764)	(148,903,845)	(12,680,003)	(228,650,750)	(26,961,890)	(446,657,634)
Net increase (decrease)	4,217,458	57,966,966	(81,169)	(3,912,133)	(9,195,072)	(166,348,528)	(18,027,584)	(300,035,067)
Class 2 shares
Subscriptions	249,877	3,521,263	480,158	6,223,501	122,942	2,190,929	292,691	4,601,384
Distributions reinvested	106,420	1,456,712	33,228	412,549	—	—	—	—
Redemptions	(16,257)	(229,349)	(63,399)	(817,837)	(15,324)	(270,880)	(35,243)	(550,844)
Net increase (decrease)	340,040	4,748,626	449,987	5,818,213	107,618	1,920,049	257,448	4,050,540
Total net increase (decrease)	4,557,498	62,715,592	368,818	1,906,080	(9,087,454)	(164,428,479)	(17,770,136)	(295,984,527)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — DFA International Value Fund				Variable Portfolio — Eaton Vance Floating-Rate Income Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	17,431,764	205,369,716	12,023,810	126,750,170	6,183,099	61,996,804	18,681,129	186,679,320
Distributions reinvested	7,398,084	84,852,359	3,004,030	29,939,639	3,869,717	37,071,893	4,200,937	40,917,123
Redemptions	(6,675,071)	(77,502,923)	(63,336,269)	(649,208,745)	(9,348,017)	(93,700,269)	(27,451,010)	(272,616,434)
Net increase (decrease)	18,154,777	212,719,152	(48,308,429)	(492,518,936)	704,799	5,368,428	(4,568,944)	(45,019,991)
Class 2 shares
Subscriptions	123,618	1,447,401	285,087	3,059,859	586,773	5,794,493	2,057,165	20,376,307
Distributions reinvested	33,081	378,724	6,734	67,316	175,561	1,660,804	100,961	972,253
Redemptions	(28,729)	(331,162)	(60,551)	(613,901)	(234,574)	(2,322,791)	(439,702)	(4,381,456)
Net increase (decrease)	127,970	1,494,963	231,270	2,513,274	527,760	5,132,506	1,718,424	16,967,104
Total net increase (decrease)	18,282,747	214,214,115	(48,077,159)	(490,005,662)	1,232,559	10,500,934	(2,850,520)	(28,052,887)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Holland Large Cap Growth Fund				Variable Portfolio — Invesco International Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	4,124,346	71,211,019	5,248,080	82,695,894	9,937,942	136,046,044	12,914,526	160,802,752
Distributions reinvested	—	—	—	—	12,358,563	163,916,759	4,533,573	53,664,615
Redemptions	(18,788,025)	(319,592,702)	(39,678,691)	(562,981,474)	(11,194,549)	(153,129,267)	(44,197,172)	(548,744,604)
Net increase (decrease)	(14,663,679)	(248,381,683)	(34,430,611)	(480,285,580)	11,101,956	146,833,536	(26,749,073)	(334,277,237)
Class 2 shares
Subscriptions	33,820	577,404	71,483	1,054,841	208,686	2,838,119	296,008	3,721,665
Distributions reinvested	—	—	—	—	60,677	802,738	9,619	112,938
Redemptions	(22,598)	(386,052)	(39,488)	(595,441)	(10,274)	(141,131)	(66,372)	(832,761)
Net increase (decrease)	11,222	191,352	31,995	459,400	259,089	3,499,726	239,255	3,001,842
Total net increase (decrease)	(14,652,457)	(248,190,331)	(34,398,616)	(479,826,180)	11,361,045	150,333,262	(26,509,818)	(331,275,395)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — J.P. Morgan Core Bond Fund				Variable Portfolio — Jennison Mid Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	17,430,658	188,658,964	68,886,195	737,093,296	6,792,430	117,112,286	9,972,749	158,528,683
Distributions reinvested	5,923,576	63,619,203	6,322,232	67,078,884	—	—	—	—
Redemptions	(38,291,741)	(415,805,149)	(35,407,418)	(377,502,260)	(14,700,026)	(255,447,127)	(31,107,077)	(492,181,348)
Net increase (decrease)	(14,937,507)	(163,526,982)	39,801,009	426,669,920	(7,907,596)	(138,334,841)	(21,134,328)	(333,652,665)
Class 2 shares
Subscriptions	34,104	368,134	167,567	1,837,531	67,790	1,165,939	175,774	2,695,504
Distributions reinvested	8,604	92,144	11,616	122,900	—	—	—	—
Redemptions	(34,353)	(369,090)	(259,968)	(2,795,693)	(24,549)	(424,585)	(40,336)	(622,469)
Net increase (decrease)	8,355	91,188	(80,785)	(835,262)	43,241	741,354	135,438	2,073,035
Total net increase (decrease)	(14,929,152)	(163,435,794)	39,720,224	425,834,658	(7,864,355)	(137,593,487)	(20,998,890)	(331,579,630)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Loomis Sayles Growth Fund				Variable Portfolio — MFS Value Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,698,907	28,114,204	7,736,022	118,085,048	9,303,748	158,312,715	13,756,394	210,367,996
Redemptions	(1,194,318)	(19,683,125)	(72,165,431)	(1,030,368,834)	(17,179,932)	(285,243,640)	(24,348,822)	(363,483,185)
Net increase (decrease)	504,589	8,431,079	(64,429,409)	(912,283,786)	(7,876,184)	(126,930,925)	(10,592,428)	(153,115,189)
Class 2 shares
Subscriptions	56,049	936,485	96,290	1,399,849	216,279	3,674,679	293,677	4,445,246
Redemptions	(10,708)	(176,517)	(23,208)	(339,491)	(23,738)	(407,666)	(47,114)	(707,206)
Net increase (decrease)	45,341	759,968	73,082	1,060,358	192,541	3,267,013	246,563	3,738,040
Total net increase (decrease)	549,930	9,191,047	(64,356,327)	(911,223,428)	(7,683,643)	(123,663,912)	(10,345,865)	(149,377,149)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Mondrian International Small Cap Fund				Variable Portfolio — Morgan Stanley Global Real Estate Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,604,477	104,781,213	9,874,600	126,354,250	593,325	7,000,000	3,445,083	41,371,263
Distributions reinvested	1,462,277	19,692,770	1,830,549	22,302,590	4,018,009	44,198,099	4,089,389	46,700,822
Redemptions	(9,185,716)	(126,749,649)	(9,760,899)	(126,515,870)	(5,825,530)	(71,069,281)	(16,325,642)	(202,051,154)
Net increase (decrease)	(118,962)	(2,275,666)	1,944,250	22,140,970	(1,214,196)	(19,871,182)	(8,791,170)	(113,979,069)
Class 2 shares
Subscriptions	—	—	—	—	235,043	2,870,918	439,291	5,556,204
Distributions reinvested	11	143	33	400	216,302	2,370,672	95,446	1,087,128
Redemptions	(413)	(5,702)	—	—	(13,976)	(169,017)	(86,563)	(1,063,317)
Net increase (decrease)	(402)	(5,559)	33	400	437,369	5,072,573	448,174	5,580,015
Total net increase (decrease)	(119,364)	(2,281,225)	1,944,283	22,141,370	(776,827)	(14,798,609)	(8,342,996)	(108,399,054)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — NFJ Dividend Value Fund				Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,244,752	124,932,441	10,025,169	157,621,434	5,188,541	90,701,592	6,659,295	102,823,267
Redemptions	(17,250,727)	(288,962,091)	(27,833,007)	(430,544,301)	(1,883,153)	(32,813,695)	(61,747,024)	(884,477,428)
Net increase (decrease)	(10,005,975)	(164,029,650)	(17,807,838)	(272,922,867)	3,305,388	57,887,897	(55,087,729)	(781,654,161)
Class 2 shares
Subscriptions	66,248	1,140,638	141,746	2,153,731	62,186	1,088,794	60,371	935,088
Redemptions	(12,552)	(215,360)	(26,354)	(395,990)	(9,356)	(160,366)	(14,682)	(214,844)
Net increase (decrease)	53,696	925,278	115,392	1,757,741	52,830	928,428	45,689	720,244
Total net increase (decrease)	(9,952,279)	(163,104,372)	(17,692,446)	(271,165,126)	3,358,218	58,816,325	(55,042,040)	(780,933,917)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — Partners Small Cap Growth Fund				Variable Portfolio — Pyramis® International Equity Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	4,487,277	78,601,916	5,600,998	91,697,185	12,070,527	155,145,407	13,125,872	158,840,339
Distributions reinvested	—	—	—	—	11,518,860	140,370,605	5,143,985	57,786,608
Redemptions	(5,384,409)	(94,069,823)	(10,679,615)	(168,913,760)	(7,667,229)	(98,605,159)	(14,682,434)	(175,417,354)
Net increase (decrease)	(897,132)	(15,467,907)	(5,078,617)	(77,216,575)	15,922,158	196,910,853	3,587,423	41,209,593
Class 2 shares
Subscriptions	34,460	606,159	73,703	1,175,953	117,742	1,504,587	153,208	1,848,855
Distributions reinvested	—	—	—	—	34,324	416,679	7,045	78,888
Redemptions	(13,627)	(235,306)	(13,547)	(209,235)	(15,992)	(205,074)	(22,530)	(270,952)
Net increase (decrease)	20,833	370,853	60,156	966,718	136,074	1,716,192	137,723	1,656,791
Total net increase (decrease)	(876,299)	(15,097,054)	(5,018,461)	(76,249,857)	16,058,232	198,627,045	3,725,146	42,866,384

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Statement of Changes in Net Assets (continued)

	Variable Portfolio — TCW Core Plus Bond Fund				Variable Portfolio — Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	64,250,883	662,531,148	11,667,860	118,837,561	5,207,304	52,951,279	52,486,297	537,073,044
Distributions reinvested	1,159,852	11,923,280	3,226,349	32,263,491	1,033,497	10,479,665	3,958,604	39,981,903
Redemptions	(5,876,142)	(59,622,320)	(31,590,142)	(318,903,543)	(23,164,452)	(235,638,498)	(18,061,255)	(183,887,795)
Net increase (decrease)	59,534,593	614,832,108	(16,695,933)	(167,802,491)	(16,923,651)	(172,207,554)	38,383,646	393,167,152
Class 2 shares
Subscriptions	12,090	123,257	149,460	1,541,824	65,048	658,517	152,887	1,556,835
Distributions reinvested	1,157	11,875	7,717	77,019	545	5,516	3,106	31,280
Redemptions	(37,868)	(384,132)	(183,559)	(1,857,198)	(46,580)	(471,647)	(125,028)	(1,276,110)
Net increase (decrease)	(24,621)	(249,000)	(26,382)	(238,355)	19,013	192,386	30,965	312,005
Total net increase (decrease)	59,509,972	614,583,108	(16,722,315)	(168,040,846)	(16,904,638)	(172,015,168)	38,414,611	393,479,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Columbia Variable Portfolio — Limited Duration Credit Fund

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, each Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.45		$10.68	$10.35	$10.27	$10.00
Income from investment operations:
Net investment income	0.09		0.19	0.26	0.29	0.18
Net realized and unrealized gain (loss)	0.11		(0.04)	0.38	(0.05)	0.09
Total from investment operations	0.20		0.15	0.64	0.24	0.27
Less distributions to shareholders:
Net investment income	(0.19)		(0.26)	(0.31)	(0.13)	—
Net realized gains	(0.21)		(0.12)	—	(0.03)	—
Total distributions to shareholders	(0.40)		(0.38)	(0.31)	(0.16)	—
Net asset value, end of period	$10.25		$10.45	$10.68	$10.35	$10.27
Total return	1.95%		1.44%	6.25%	2.38%	2.70%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.59%	0.59%	0.59%	0.61	%(c)
Total net expenses(d)	0.57	%(c)	0.56%	0.53%	0.54%	0.54	%(c)
Net investment income	1.80	%(c)	1.76%	2.43%	2.85%	2.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,683,040		$2,929,154	$2,725,076	$2,681,324	$2,370,410
Portfolio turnover	42%		89%	117%	94%	16	%(e)

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Columbia Variable Portfolio — Limited Duration Credit Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.41		$10.64	$10.31	$10.25	$10.00
Income from investment operations:
Net investment income	0.08		0.16	0.22	0.27	0.17
Net realized and unrealized gain (loss)	0.11		(0.04)	0.39	(0.05)	0.08
Total from investment operations	0.19		0.12	0.61	0.22	0.25
Less distributions to shareholders:
Net investment income	(0.17)		(0.23)	(0.28)	(0.13)	—
Net realized gains	(0.21)		(0.12)	—	(0.03)	—
Total distributions to shareholders	(0.38)		(0.35)	(0.28)	(0.16)	—
Net asset value, end of period	$10.22		$10.41	$10.64	$10.31	$10.25
Total return	1.80%		1.19%	6.05%	2.09%	2.50%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.84%	0.84%	0.84%	0.86	%(c)
Total net expenses(d)	0.82	%(c)	0.81%	0.78%	0.79%	0.79	%(c)
Net investment income	1.55	%(c)	1.51%	2.13%	2.59%	2.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9,907		$9,481	$6,521	$4,178	$1,250
Portfolio turnover	42%		89%	117%	94%	16	%(e)

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 10% for the year ended December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.60		$11.30		$11.08		$10.47	$10.15
Income from investment operations:
Net investment income	0.11		0.17		0.23		0.29	0.16
Net realized and unrealized gain (loss)	0.30		(0.45)		0.33		0.48	0.16
Total from investment operations	0.41		(0.28)		0.56		0.77	0.32
Less distributions to shareholders:
Net investment income	(0.18)		(0.22)		(0.26)		(0.11)	—
Net realized gains	(0.01)		(0.20)		(0.08)		(0.05)	—
Total distributions to shareholders	(0.19)		(0.42)		(0.34)		(0.16)	—
Net asset value, end of period	$10.82		$10.60		$11.30		$11.08	$10.47
Total return	3.85%		(2.45%)		5.08%		7.41%	3.15%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.57%		0.58%		0.59%	0.62	%(c)
Total net expenses(d)	0.57	%(c)	0.57%		0.58%		0.57%	0.55	%(c)
Net investment income	2.07	%(c)	1.58%		2.07%		2.69%	2.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,994,873		$3,180,618		$2,890,784		$2,328,963	$1,997,905
Portfolio turnover	105	%(e)	186	%(e)	131	%(e)	85%	66%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 27% for the six months ended June 30, 2014 and 54% and 60% for the years ended December 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — American Century Diversified Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$10.56		$11.26		$11.05		$10.46	$10.15
Income from investment operations:
Net investment income	0.10		0.14		0.20		0.26	0.15
Net realized and unrealized gain (loss)	0.30		(0.45)		0.33		0.48	0.16
Total from investment operations	0.40		(0.31)		0.53		0.74	0.31
Less distributions to shareholders:
Net investment income	(0.15)		(0.19)		(0.24)		(0.10)	—
Net realized gains	(0.01)		(0.20)		(0.08)		(0.05)	—
Total distributions to shareholders	(0.16)		(0.39)		(0.32)		(0.15)	—
Net asset value, end of period	$10.80		$10.56		$11.26		$11.05	$10.46
Total return	3.80%		(2.71%)		4.84%		7.10%	3.05%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%		0.83%		0.84%	0.85	%(c)
Total net expenses(d)	0.82	%(c)	0.82%		0.83%		0.83%	0.80	%(c)
Net investment income	1.83	%(c)	1.33%		1.75%		2.45%	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,964		$5,874		$6,670		$2,415	$817
Portfolio turnover	105	%(e)	186	%(e)	131	%(e)	85%	66%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 27% for the six months ended June 30, 2014 and 54% and 60% for the years ended December 31, 2013 and 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.10		$12.06	$10.22		$12.31		$10.00
Income from investment operations:
Net investment income	0.10		0.16	0.17		0.14		0.04
Net realized and unrealized gain (loss)	0.73		2.45	2.01		(1.74)		2.32
Increase from payments by affiliate	—		—	0.00	(b)	0.00	(b)	0.01
Total from investment operations	0.83		2.61	2.18		(1.60)		2.37
Less distributions to shareholders:
Net investment income	(0.27)		(0.35)	(0.15)		(0.33)		(0.06)
Net realized gains	(0.92)		(0.22)	(0.19)		(0.16)		—
Total distributions to shareholders	(1.19)		(0.57)	(0.34)		(0.49)		(0.06)
Net asset value, end of period	$13.74		$14.10	$12.06		$10.22		$12.31
Total return	5.98%		22.32%	21.76	%(c)	(13.57	%)(c)	23.75	%(d)
Ratios to average net assets(e)
Total gross expenses	1.09	%(f)	1.12%	1.11%		1.13%		1.33	%(f)
Total net expenses(g)	1.00	%(f)	1.00%	1.00%		1.06%		1.15	%(f)
Net investment income	1.46	%(f)	1.23%	1.49%		1.21%		0.63	%(f)
Supplemental data
Net assets, end of period (in thousands)	$739,702		$699,692	$599,148		$517,956		$503,442
Portfolio turnover	16%		48%	41%		32%		20%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Columbia Wanger International Equities Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$14.09		$12.06	$10.22		$12.31		$10.00
Income from investment operations:
Net investment income	0.09		0.12	0.13		0.11		0.00	(b)
Net realized and unrealized gain (loss)	0.72		2.45	2.03		(1.74)		2.35
Increase from payments by affiliate	—		—	0.00	(b)	0.00	(b)	0.01
Total from investment operations	0.81		2.57	2.16		(1.63)		2.36
Less distributions to shareholders:
Net investment income	(0.25)		(0.32)	(0.13)		(0.30)		(0.05)
Net realized gains	(0.92)		(0.22)	(0.19)		(0.16)		—
Total distributions to shareholders	(1.17)		(0.54)	(0.32)		(0.46)		(0.05)
Net asset value, end of period	$13.73		$14.09	$12.06		$10.22		$12.31
Total return	5.86%		22.02%	21.48	%(c)	(13.77	%)(c)	23.63	%(d)
Ratios to average net assets(e)
Total gross expenses	1.34	%(f)	1.37%	1.36%		1.39%		1.48	%(f)
Total net expenses(g)	1.25	%(f)	1.25%	1.25%		1.29%		1.40	%(f)
Net investment income	1.26	%(f)	0.96%	1.19%		0.95%		0.05	%(f)
Supplemental data
Net assets, end of period (in thousands)	$18,742		$14,444	$6,931		$3,625		$1,306
Portfolio turnover	16%		48%	41%		32%		20%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Columbia Wanger U.S. Equities Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$18.29		$13.53		$11.30		$11.87	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.02)		0.09		(0.04)	(0.01)
Net realized and unrealized gain (loss)	0.46		4.78		2.14		(0.53)	1.88
Increase from payments by affiliate	—		—		—		—	0.00	(b)
Total from investment operations	0.45		4.76		2.23		(0.57)	1.87
Net asset value, end of period	$18.74		$18.29		$13.53		$11.30	$11.87
Total return	2.46%		35.18%		19.74%		(4.80%)	18.70	%(c)
Ratios to average net assets(d)
Total gross expenses	1.02	%(e)	1.00	%(f)	1.01	%(f)	1.00%	1.06	%(e)
Total net expenses(g)	0.96	%(e)	0.96	%(f)	0.96	%(f)	0.97%	0.97	%(e)
Net investment income (loss)	(0.15	%)(e)	(0.13%)		0.70%		(0.35%)	(0.09	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$474,644		$631,394		$711,259		$666,865	$656,773
Portfolio turnover	6%		23%		29%		18%	17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Columbia Wanger U.S. Equities Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$18.12		$13.45		$11.25		$11.85	$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		(0.05)		0.09		(0.06)	0.00	(b)
Net realized and unrealized gain (loss)	0.46		4.72		2.11		(0.54)	1.85
Increase from payments by affiliate	—		—		—		—	0.00	(b)
Total from investment operations	0.43		4.67		2.20		(0.60)	1.85
Net asset value, end of period	$18.55		$18.12		$13.45		$11.25	$11.85
Total return	2.37%		34.72%		19.56%		(5.06%)	18.50	%(c)
Ratios to average net assets(d)
Total gross expenses	1.27	%(e)	1.25	%(f)	1.26	%(f)	1.25%	1.31	%(e)
Total net expenses(g)	1.21	%(e)	1.21	%(f)	1.21	%(f)	1.22%	1.22	%(e)
Net investment income (loss)	(0.38	%)(e)	(0.33%)		0.68%		(0.55%)	0.02	%(e)
Supplemental data
Net assets, end of period (in thousands)	$14,111		$11,839		$5,321		$2,710	$779
Portfolio turnover	6%		23%		29%		18%	17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.55		$9.87		$8.63		$11.25	$10.00
Income from investment operations:
Net investment income	0.23		0.24		0.22		0.23	0.07
Net realized and unrealized gain (loss)	0.38		1.70		1.22		(2.31)	1.27
Increase from payments by affiliate	—		—		—		—	0.00	(b)
Total from investment operations	0.61		1.94		1.44		(2.08)	1.34
Less distributions to shareholders:
Net investment income	(0.23)		(0.26)		(0.20)		(0.23)	(0.09)
Net realized gains	(0.46)		—		—		(0.30)	—
Tax return of capital	—		—		—		(0.01)	—
Total distributions to shareholders	(0.69)		(0.26)		(0.20)		(0.54)	(0.09)
Net asset value, end of period	$11.47		$11.55		$9.87		$8.63	$11.25
Total return	5.35%		20.04%		17.01%		(19.37%)	13.53	%(c)
Ratios to average net assets(d)
Total gross expenses	0.99	%(e)	1.00	%(f)	0.99	%(f)	1.00%	1.04	%(e)
Total net expenses(g)	0.87	%(e)	0.89	%(f)	0.92	%(f)	0.93%	0.92	%(e)
Net investment income	4.05	%(e)	2.27%		2.40%		2.29%	1.04	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,491,135		$1,291,683		$1,580,912		$1,293,915	$1,254,171
Portfolio turnover	6%		15%		16%		104%	29%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — DFA International Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.53		$9.85		$8.62		$11.24	$10.00
Income from investment operations:
Net investment income	0.22		0.19		0.20		0.19	0.02
Net realized and unrealized gain (loss)	0.38		1.72		1.21		(2.29)	1.30
Increase from payments by affiliate	—		—		—		—	0.00	(b)
Total from investment operations	0.60		1.91		1.41		(2.10)	1.32
Less distributions to shareholders:
Net investment income	(0.22)		(0.23)		(0.18)		(0.21)	(0.08)
Net realized gains	(0.46)		—		—		(0.30)	—
Tax return of capital	—		—		—		(0.01)	—
Total distributions to shareholders	(0.68)		(0.23)		(0.18)		(0.52)	(0.08)
Net asset value, end of period	$11.45		$11.53		$9.85		$8.62	$11.24
Total return	5.23%		19.80%		16.63%		(19.55%)	13.30	%(c)
Ratios to average net assets(d)
Total gross expenses	1.24	%(e)	1.25	%(f)	1.24	%(f)	1.25%	1.29	%(e)
Total net expenses(g)	1.12	%(e)	1.13	%(f)	1.17	%(f)	1.18%	1.17	%(e)
Net investment income	3.84	%(e)	1.80%		2.23%		1.89%	0.28	%(e)
Supplemental data
Net assets, end of period (in thousands)	$6,749		$5,321		$2,269		$1,702	$583
Portfolio turnover	6%		15%		16%		104%	29%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.97		$10.09	$9.93	$9.92	$9.62
Income from investment operations:
Net investment income	0.18		0.40	0.45	0.41	0.24
Net realized and unrealized gain (loss)	(0.04)		0.00 (b)	0.28	(0.19)	0.06
Total from investment operations	0.14		0.40	0.73	0.22	0.30
Less distributions to shareholders:
Net investment income	(0.44)		(0.44)	(0.49)	(0.19)	—
Net realized gains	(0.09)		(0.08)	(0.08)	(0.02)	—
Total distributions to shareholders	(0.53)		(0.52)	(0.57)	(0.21)	—
Net asset value, end of period	$9.58		$9.97	$10.09	$9.93	$9.92
Total return	1.45%		4.13%	7.59%	2.19%	3.12%
Ratios to average net assets(c)
Total gross expenses	0.79	%(d)	0.79%	0.79%	0.79%	0.83	%(d)
Total net expenses(e)	0.72	%(d)	0.72%	0.72%	0.68%	0.58	%(d)
Net investment income	3.54	%(d)	4.01%	4.46%	4.15%	3.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$700,196		$721,646	$776,324	$912,054	$788,430
Portfolio turnover	30%		95%	41%	46%	19%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Eaton Vance Floating-Rate Income Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.84		$9.96	$9.82	$9.83	$9.62
Income from investment operations:
Net investment income	0.16		0.37	0.42	0.38	0.25
Net realized and unrealized gain (loss)	(0.03)		0.01	0.27	(0.19)	(0.04)
Total from investment operations	0.13		0.38	0.69	0.19	0.21
Less distributions to shareholders:
Net investment income	(0.42)		(0.42)	(0.47)	(0.18)	—
Net realized gains	(0.09)		(0.08)	(0.08)	(0.02)	—
Total distributions to shareholders	(0.51)		(0.50)	(0.55)	(0.20)	—
Net asset value, end of period	$9.46		$9.84	$9.96	$9.82	$9.83
Total return	1.31%		3.92%	7.23%	1.91%	2.18%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.04%	1.04%	1.04%	1.08	%(c)
Total net expenses(d)	0.97	%(c)	0.97%	0.97%	0.95%	0.83	%(c)
Net investment income	3.29	%(c)	3.73%	4.24%	3.93%	3.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$32,800		$28,919	$12,156	$8,138	$1,735
Portfolio turnover	30%		95%	41%	46%	19%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Holland Large Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.33		$13.20	$11.78	$12.06	$10.00
Income from investment operations:
Net investment income	0.02		0.05	0.10	0.08	0.04
Net realized and unrealized gain (loss)	0.71		4.08	1.32	(0.36)	2.02
Increase from payments by affiliate	—		—	—	—	0.00	(b)
Total from investment operations	0.73		4.13	1.42	(0.28)	2.06
Net asset value, end of period	$18.06		$17.33	$13.20	$11.78	$12.06
Total return	4.21%		31.29%	12.05%	(2.32%)	20.60	%(c)
Ratios to average net assets(d)
Total gross expenses	0.76	%(e)	0.76%	0.75%	0.76%	0.78	%(e)
Total net expenses(f)	0.76	%(e)	0.76%	0.74%	0.71%	0.70	%(e)
Net investment income	0.24	%(e)	0.33%	0.75%	0.64%	0.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,406,852		$1,604,396	$1,676,931	$1,682,839	$1,590,540
Portfolio turnover	4%		116%	81%	71%	44%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Holland Large Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.18		$13.12	$11.73	$12.04	$10.00
Income from investment operations:
Net investment income	0.00	(b)	0.01	0.07	0.06	0.04
Net realized and unrealized gain (loss)	0.69		4.05	1.32	(0.37)	2.00
Increase from payments by affiliate	—		—	—	—	0.00	(b)
Total from investment operations	0.69		4.06	1.39	(0.31)	2.04
Net asset value, end of period	$17.87		$17.18	$13.12	$11.73	$12.04
Total return	4.02%		30.95%	11.85%	(2.58%)	20.40	%(c)
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.01%	1.00%	1.01%	1.03	%(e)
Total net expenses(f)	1.01	%(e)	1.01%	0.99%	0.97%	0.95	%(e)
Net investment income	0.00	%(b)(e)	0.08%	0.56%	0.49%	0.51	%(e)
Supplemental data
Net assets, end of period (in thousands)	$5,357		$4,955	$3,365	$1,917	$323
Portfolio turnover	4%		116%	81%	71%	44%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate which had an impact of less than 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Invesco International Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$13.63		$11.79	$10.54	$11.64		$10.00
Income from investment operations:
Net investment income	0.17		0.17	0.15	0.21		0.06
Net realized and unrealized gain (loss)	0.67		2.03	1.46	(0.98)		1.63
Increase from payments by affiliate	—		—	—	0.00	(b)	0.01
Total from investment operations	0.84		2.20	1.61	(0.77)		1.70
Less distributions to shareholders:
Net investment income	(0.15)		(0.21)	(0.14)	(0.21)		(0.06)
Net realized gains	(1.02)		(0.15)	(0.22)	(0.12)		—
Total distributions to shareholders	(1.17)		(0.36)	(0.36)	(0.33)		(0.06)
Net asset value, end of period	$13.30		$13.63	$11.79	$10.54		$11.64
Total return	6.20%		19.13%	15.74%	(6.92	%)(c)	17.11	%(d)
Ratios to average net assets(e)
Total gross expenses	0.98	%(f)	0.98%	0.98%	1.00%		1.02	%(f)
Total net expenses(g)	0.98	%(f)	0.98%	0.97%	0.95%		0.96	%(f)
Net investment income	2.44	%(f)	1.39%	1.34%	1.86%		0.87	%(f)
Supplemental data
Net assets, end of period (in thousands)	$2,027,554		$1,926,293	$1,982,101	$1,772,805		$1,645,212
Portfolio turnover	14%		30%	28%	24%		17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Invesco International Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$13.60		$11.76	$10.53	$11.63		$10.00
Income from investment operations:
Net investment income	0.16		0.12	0.11	0.13		0.02
Net realized and unrealized gain (loss)	0.66		2.05	1.47	(0.93)		1.65
Increase from payments by affiliate	—		—	—	0.00	(b)	0.01
Total from investment operations	0.82		2.17	1.58	(0.80)		1.68
Less distributions to shareholders:
Net investment income	(0.13)		(0.18)	(0.13)	(0.18)		(0.05)
Net realized gains	(1.02)		(0.15)	(0.22)	(0.12)		—
Total distributions to shareholders	(1.15)		(0.33)	(0.35)	(0.30)		(0.05)
Net asset value, end of period	$13.27		$13.60	$11.76	$10.53		$11.63
Total return	6.08%		18.89%	15.35%	(7.12	%)(c)	16.89	%(d)
Ratios to average net assets(e)
Total gross expenses	1.23	%(f)	1.24%	1.23%	1.25%		1.29	%(f)
Total net expenses(g)	1.23	%(f)	1.24%	1.22%	1.20%		1.21	%(f)
Net investment income	2.32	%(f)	0.95%	1.03%	1.22%		0.30	%(f)
Supplemental data
Net assets, end of period (in thousands)	$10,084		$6,813	$3,080	$1,889		$456
Portfolio turnover	14%		30%	28%	24%		17%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by less than 0.01%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.61		$11.11	$10.91	$10.39	$10.00
Income from investment operations:
Net investment income	0.12		0.22	0.26	0.30	0.14
Net realized and unrealized gain (loss)	0.25		(0.47)	0.24	0.43	0.25
Total from investment operations	0.37		(0.25)	0.50	0.73	0.39
Less distributions to shareholders:
Net investment income	(0.22)		(0.23)	(0.27)	(0.13)	—
Net realized gains	(0.01)		(0.02)	(0.03)	(0.08)	—
Total distributions to shareholders	(0.23)		(0.25)	(0.30)	(0.21)	—
Net asset value, end of period	$10.75		$10.61	$11.11	$10.91	$10.39
Total return	3.52%		(2.23%)	4.63%	7.09%	3.90%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.57%	0.58%	0.60%	0.62	%(c)
Total net expenses(d)	0.57	%(c)	0.57%	0.58%	0.58%	0.55	%(c)
Net investment income	2.24	%(c)	2.03%	2.33%	2.83%	2.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,992,144		$3,112,418	$2,817,256	$2,088,567	$1,791,928
Portfolio turnover	5%		16%	14%	21%	78%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — J.P. Morgan Core Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.57		$11.07	$10.87	$10.37	$10.00
Income from investment operations:
Net investment income	0.11		0.19	0.23	0.27	0.15
Net realized and unrealized gain (loss)	0.25		(0.47)	0.25	0.43	0.22
Total from investment operations	0.36		(0.28)	0.48	0.70	0.37
Less distributions to shareholders:
Net investment income	(0.20)		(0.20)	(0.25)	(0.12)	—
Net realized gains	(0.01)		(0.02)	(0.03)	(0.08)	—
Total distributions to shareholders	(0.21)		(0.22)	(0.28)	(0.20)	—
Net asset value, end of period	$10.72		$10.57	$11.07	$10.87	$10.37
Total return	3.37%		(2.49%)	4.47%	6.76%	3.70%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%	0.83%	0.84%	0.87	%(c)
Total net expenses(d)	0.82	%(c)	0.82%	0.83%	0.83%	0.80	%(c)
Net investment income	1.99	%(c)	1.77%	2.07%	2.59%	2.26	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,877		$4,720	$5,837	$3,103	$1,173
Portfolio turnover	5%		16%	14%	21%	78%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.28		$13.50		$11.59	$11.36	$10.00
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)		0.06	0.03	0.05
Net realized and unrealized gain	0.66		3.79		1.85	0.20	1.31
Total from investment operations	0.66		3.78		1.91	0.23	1.36
Net asset value, end of period	$17.94		$17.28		$13.50	$11.59	$11.36
Total return	3.82%		28.00%		16.48%	2.02%	13.60%
Ratios to average net assets(c)
Total gross expenses	0.88	%(d)	0.87	%(e)	0.87%	0.88%	0.91	%(d)
Total net expenses(f)	0.85	%(d)	0.83	%(e)	0.82%	0.83%	0.82	%(d)
Net investment income (loss)	0.04	%(d)	(0.09%)		0.49%	0.25%	0.81	%(d)
Supplemental data
Net assets, end of period (in thousands)	$860,214		$965,195		$1,039,067	$916,179	$839,892
Portfolio turnover	19%		37%		47%	44%	25%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Jennison Mid Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.11		$13.40		$11.54	$11.33	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.05)		0.05	0.00 (b)	0.08
Net realized and unrealized gain	0.65		3.76		1.81	0.21	1.25
Total from investment operations	0.63		3.71		1.86	0.21	1.33
Net asset value, end of period	$17.74		$17.11		$13.40	$11.54	$11.33
Total return	3.68%		27.69%		16.12%	1.85%	13.30%
Ratios to average net assets(c)
Total gross expenses	1.13	%(d)	1.13	%(e)	1.12%	1.13%	1.16	%(d)
Total net expenses(f)	1.10	%(d)	1.08	%(e)	1.07%	1.08%	1.07	%(d)
Net investment income (loss)	(0.20	%)(d)	(0.33%)		0.36%	0.03%	1.20	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,260		$5,297		$2,333	$953	$348
Portfolio turnover	19%		37%		47%	44%	25%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Loomis Sayles Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$16.66		$12.85	$11.26		$11.33	$10.00
Income from investment operations:
Net investment income	0.06		0.10	0.12		0.09	0.06
Net realized and unrealized gain (loss)	0.92		3.71	1.47		(0.16)	1.27
Total from investment operations	0.98		3.81	1.59		(0.07)	1.33
Net asset value, end of period	$17.64		$16.66	$12.85		$11.26	$11.33
Total return	5.88%		29.65%	14.12%		(0.62%)	13.30%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.76%	0.75	%(d)	0.75%	0.78	%(c)
Total net expenses(e)	0.77	%(c)	0.76%	0.73	%(d)	0.70%	0.70	%(c)
Net investment income	0.70	%(c)	0.70%	0.94%		0.82%	1.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,182,306		$1,108,798	$1,682,857		$1,702,237	$1,781,141
Portfolio turnover	103%		73%	80%		96%	56%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Loomis Sayles Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$16.51		$12.76	$11.21		$11.31	$10.00
Income from investment operations:
Net investment income	0.04		0.07	0.10		0.07	0.09
Net realized and unrealized gain (loss)	0.90		3.68	1.45		(0.17)	1.22
Total from investment operations	0.94		3.75	1.55		(0.10)	1.31
Net asset value, end of period	$17.45		$16.51	$12.76		$11.21	$11.31
Total return	5.69%		29.39%	13.83%		(0.88%)	13.10%
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.02%	1.00	%(d)	1.00%	1.03	%(c)
Total net expenses(e)	1.03	%(c)	1.02%	0.99	%(d)	0.95%	0.95	%(c)
Net investment income	0.46	%(c)	0.46%	0.79%		0.58%	1.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,052		$3,085	$1,452		$498	$197
Portfolio turnover	103%		73%	80%		96%	56%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — MFS Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.99		$12.51	$10.76	$10.76	$10.00
Income from investment operations:
Net investment income	0.16		0.25	0.24	0.21	0.10
Net realized and unrealized gain (loss)	0.64		4.23	1.51	(0.21)	0.66
Total from investment operations	0.80		4.48	1.75	—	0.76
Net asset value, end of period	$17.79		$16.99	$12.51	$10.76	$10.76
Total return	4.71%		35.81%	16.26%	0.00%	7.60%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)	0.74%	0.75%	0.76%	0.78	%(c)
Total net expenses(d)	0.73	%(c)	0.74%	0.74%	0.69%	0.64	%(c)
Net investment income	1.92	%(c)	1.71%	2.05%	1.95%	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,296,571		$2,327,134	$1,846,204	$1,739,492	$1,534,188
Portfolio turnover	8%		18%	15%	15%	13%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — MFS Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.84		$12.43	$10.72	$10.75	$10.00
Income from investment operations:
Net investment income	0.14		0.22	0.22	0.19	0.11
Net realized and unrealized gain (loss)	0.63		4.19	1.49	(0.22)	0.64
Total from investment operations	0.77		4.41	1.71	(0.03)	0.75
Net asset value, end of period	$17.61		$16.84	$12.43	$10.72	$10.75
Total return	4.57%		35.48%	15.95%	(0.28%)	7.50%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.99%	1.00%	1.01%	1.04	%(c)
Total net expenses(d)	0.98	%(c)	0.99%	0.99%	0.95%	0.89	%(c)
Net investment income	1.66	%(c)	1.45%	1.85%	1.80%	1.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11,653		$7,900	$2,766	$1,480	$365
Portfolio turnover	8%		18%	15%	15%	13%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Mondrian International Small Cap Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$13.61		$12.45	$10.79		$12.46	$10.00
Income from investment operations:
Net investment income	0.15		0.26	0.29		0.30	0.12
Net realized and unrealized gain (loss)	0.37		1.61	2.27		(1.33)	2.44
Total from investment operations	0.52		1.87	2.56		(1.03)	2.56
Less distributions to shareholders:
Net investment income	(0.12)		(0.41)	(0.27)		(0.37)	(0.10)
Net realized gains	(0.53)		(0.30)	(0.63)		(0.27)	—
Total distributions to shareholders	(0.65)		(0.71)	(0.90)		(0.64)	(0.10)
Net asset value, end of period	$13.48		$13.61	$12.45		$10.79	$12.46
Total return	3.85%		15.80%	25.15%		(8.75%)	25.71%
Ratios to average net assets(b)
Total gross expenses	1.10	%(c)	1.10%	1.11	%(d)	1.11%	1.20	%(c)
Total net expenses(e)	1.00	%(c)	1.00%	1.04	%(d)	1.11%	1.20	%(c)
Net investment income	2.18	%(c)	2.04%	2.45%		2.49%	1.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$423,014		$428,859	$368,165		$318,383	$301,889
Portfolio turnover	13%		18%	17%		21%	15%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Mondrian International Small Cap Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$13.59		$12.45	$10.79		$12.44	$10.00
Income from investment operations:
Net investment income	0.09		0.23	0.26		0.27	0.11
Net realized and unrealized gain (loss)	0.41		1.60	2.27		(1.31)	2.41
Total from investment operations	0.50		1.83	2.53		(1.04)	2.52
Less distributions to shareholders:
Net investment income	(0.10)		(0.39)	(0.24)		(0.34)	(0.08)
Net realized gains	(0.53)		(0.30)	(0.63)		(0.27)	—
Total distributions to shareholders	(0.63)		(0.69)	(0.87)		(0.61)	(0.08)
Net asset value, end of period	$13.46		$13.59	$12.45		$10.79	$12.44
Total return	3.73%		15.42%	24.85%		(8.83%)	25.29%
Ratios to average net assets(b)
Total gross expenses	1.36	%(c)	1.35%	1.37	%(d)	1.36%	1.43	%(c)
Total net expenses(e)	1.25	%(c)	1.25%	1.29	%(d)	1.36%	1.43	%(c)
Net investment income	1.40	%(c)	1.80%	2.19%		2.24%	1.53	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$8	$7		$6	$6
Portfolio turnover	13%		18%	17%		21%	15%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.71		$12.89		$10.08		$11.74	$10.00
Income from investment operations:
Net investment income	0.17		0.24		0.29		0.23	0.17
Net realized and unrealized gain (loss)	1.15		0.14		2.76		(1.26)	1.56
Increase from payments by affiliate	—		—		—		—	0.01
Total from investment operations	1.32		0.38		3.05		(1.03)	1.74
Less distributions to shareholders:
Net investment income	(0.27)		(1.03)		(0.04)		(0.48)	—
Net realized gains	(1.79)		(0.53)		(0.20)		(0.15)	—
Total distributions to shareholders	(2.06)		(1.56)		(0.24)		(0.63)	—
Net asset value, end of period	$10.97		$11.71		$12.89		$10.08	$11.74
Total return	11.20%		3.28%		30.62%		(9.51%)	17.40	%(b)
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)	1.04	%(e)	1.03	%(e)	1.01%	1.11	%(d)
Total net expenses(f)	0.89	%(d)	0.89	%(e)	0.89	%(e)	0.88%	0.86	%(d)
Net investment income	2.84	%(d)	1.87%		2.46%		2.09%	2.48	%(d)
Supplemental data
Net assets, end of period (in thousands)	$277,320		$310,093		$454,820		$401,238	$369,366
Portfolio turnover	13%		25%		31%		18%	14%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Morgan Stanley Global Real Estate Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012		2011	2010(a)
Per share data
Net asset value, beginning of period	$11.66		$12.84		$10.05		$11.71	$10.00
Income from investment operations:
Net investment income	0.17		0.22		0.26		0.21	0.16
Net realized and unrealized gain (loss)	1.13		0.13		2.74		(1.25)	1.54
Increase from payments by affiliate	—		—		—		—	0.01
Total from investment operations	1.30		0.35		3.00		(1.04)	1.71
Less distributions to shareholders:
Net investment income	(0.24)		(1.00)		(0.01)		(0.47)	—
Net realized gains	(1.79)		(0.53)		(0.20)		(0.15)	—
Total distributions to shareholders	(2.03)		(1.53)		(0.21)		(0.62)	—
Net asset value, end of period	$10.93		$11.66		$12.84		$10.05	$11.71
Total return	11.07%		3.05%		30.21%		(9.62%)	17.10	%(b)
Ratios to average net assets(c)
Total gross expenses	1.30	%(d)	1.29	%(e)	1.29	%(e)	1.27%	1.35	%(d)
Total net expenses(f)	1.14	%(d)	1.14	%(e)	1.14	%(e)	1.13%	1.11	%(d)
Net investment income	2.78	%(d)	1.77%		2.22%		1.95%	2.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15,227		$11,138		$6,516		$2,929	$880
Portfolio turnover	13%		25%		31%		18%	14%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.03		$13.29	$11.66	$11.26	$10.00
Income from investment operations:
Net investment income	0.18		0.39	0.38	0.36	0.25
Net realized and unrealized gain	1.32		3.35	1.25	0.04	1.01
Total from investment operations	1.50		3.74	1.63	0.40	1.26
Net asset value, end of period	$18.53		$17.03	$13.29	$11.66	$11.26
Total return	8.81%		28.14%	13.98%	3.55%	12.60%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.75%	0.75%	0.76%	0.78	%(c)
Total net expenses(d)	0.75	%(c)	0.75%	0.75%	0.72%	0.64	%(c)
Net investment income	2.13	%(c)	2.58%	2.98%	3.15%	3.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,054,868		$2,058,095	$1,843,656	$1,754,511	$1,544,544
Portfolio turnover	14%		29%	42%	32%	24%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — NFJ Dividend Value Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$16.87		$13.21	$11.61	$11.24	$10.00
Income from investment operations:
Net investment income	0.16		0.35	0.35	0.34	0.25
Net realized and unrealized gain	1.31		3.31	1.25	0.03	0.99
Total from investment operations	1.47		3.66	1.60	0.37	1.24
Net asset value, end of period	$18.34		$16.87	$13.21	$11.61	$11.24
Total return	8.71%		27.71%	13.78%	3.29%	12.40%
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.00%	1.00%	1.01%	1.03	%(c)
Total net expenses(d)	1.00	%(c)	1.00%	1.00%	0.99%	0.89	%(c)
Net investment income	1.89	%(c)	2.29%	2.75%	3.00%	3.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$8,495		$6,908	$3,883	$1,589	$183
Portfolio turnover	14%		29%	42%	32%	24%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.70		$12.96	$11.41	$11.42	$10.00
Income from investment operations:
Net investment income	(0.00	)(b)	0.01	0.04	0.01	0.01
Net realized and unrealized gain (loss)	0.53		4.73	1.51	(0.02)	1.41
Total from investment operations	0.53		4.74	1.55	(0.01)	1.42
Net asset value, end of period	$18.23		$17.70	$12.96	$11.41	$11.42
Total return	2.99%		36.57%	13.58%	(0.09%)	14.20%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.76%	0.75%	0.75%	0.80	%(d)
Total net expenses(e)	0.76	%(d)	0.76%	0.75%	0.73%	0.70	%(d)
Net investment income (loss)	(0.01	%)(d)	0.07%	0.31%	0.09%	0.18	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,426,325		$1,326,310	$1,685,695	$1,673,806	$1,192,955
Portfolio turnover	32%		69%	63%	47%	109%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Nuveen Winslow Large Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$17.53		$12.87	$11.36	$11.40	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)	0.02	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.52		4.69	1.49	(0.03)	1.41
Total from investment operations	0.50		4.66	1.51	(0.04)	1.40
Net asset value, end of period	$18.03		$17.53	$12.87	$11.36	$11.40
Total return	2.85%		36.21%	13.29%	(0.35%)	14.00%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.01%	1.00%	1.01%	1.04	%(c)
Total net expenses(d)	1.01	%(c)	1.01%	1.00%	0.99%	0.95	%(c)
Net investment income (loss)	(0.26	%)(c)	(0.19%)	0.16%	(0.06%)	(0.12	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3,692		$2,663	$1,367	$596	$42
Portfolio turnover	32%		69%	63%	47%	109%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$18.30		$13.05	$11.74	$11.77		$10.00
Income from investment operations:
Net investment income (loss)	(0.04)		(0.03)	0.04	(0.03)		(0.02)
Net realized and unrealized gain (loss)	(0.34)		5.28	1.27	(0.00	)(b)(c)	1.79
Total from investment operations	(0.38)		5.25	1.31	(0.03)		1.77
Net asset value, end of period	$17.92		$18.30	$13.05	$11.74		$11.77
Total return	(2.08%)		40.23%	11.16%	(0.25%)		17.70%
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.03%	1.03%	1.03%		1.08	%(e)
Total net expenses(f)	0.96	%(e)	0.96%	0.99%	1.03%		1.07	%(e)
Net investment income (loss)	(0.45	%)(e)	(0.19%)	0.33%	(0.29%)		(0.24	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$593,763		$622,614	$510,214	$505,966		$483,631
Portfolio turnover	25%		53%	70%	67%		43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Rounds to zero.

(c)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Partners Small Cap Growth Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$18.13		$12.96	$11.68	$11.75		$10.00
Income from investment operations:
Net investment income (loss)	(0.06)		(0.08)	0.03	(0.05)		(0.03)
Net realized and unrealized gain (loss)	(0.33)		5.25	1.25	(0.02	)(b)	1.78
Total from investment operations	(0.39)		5.17	1.28	(0.07)		1.75
Net asset value, end of period	$17.74		$18.13	$12.96	$11.68		$11.75
Total return	(2.15%)		39.89%	10.96%	(0.60%)		17.50%
Ratios to average net assets(c)
Total gross expenses	1.26	%(d)	1.28%	1.28%	1.28%		1.34	%(d)
Total net expenses(e)	1.21	%(d)	1.21%	1.24%	1.28%		1.32	%(d)
Net investment income (loss)	(0.69	%)(d)	(0.48%)	0.21%	(0.47%)		(0.40	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3,149		$2,841	$1,252	$631		$131
Portfolio turnover	25%		53%	70%	67%		43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.99		$11.24	$9.65	$11.57	$10.00
Income from investment operations:
Net investment income	0.17		0.20	0.23	0.24	0.05
Net realized and unrealized gain (loss)	0.22		2.12	1.73	(1.62)	1.56
Total from investment operations	0.39		2.32	1.96	(1.38)	1.61
Less distributions to shareholders:
Net investment income	(0.20)		(0.27)	(0.21)	(0.26)	(0.04)
Net realized gains	(1.02)		(0.30)	(0.16)	(0.28)	—
Total distributions to shareholders	(1.22)		(0.57)	(0.37)	(0.54)	(0.04)
Net asset value, end of period	$12.16		$12.99	$11.24	$9.65	$11.57
Total return	3.07%		21.51%	20.92%	(12.59%)	16.14%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.00%	1.01%	1.01%	1.06	%(c)
Total net expenses(d)	0.99	%(c)	1.00%	0.98%	0.95%	0.96	%(c)
Net investment income	2.70	%(c)	1.64%	2.19%	2.19%	0.81	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,530,177		$1,427,986	$1,195,137	$1,091,985	$1,019,309
Portfolio turnover	27%		78%	66%	63%	43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Pyramis® International Equity Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$12.95		$11.21	$9.63	$11.56	$10.00
Income from investment operations:
Net investment income	0.16		0.14	0.19	0.19	0.02
Net realized and unrealized gain (loss)	0.22		2.15	1.74	(1.60)	1.57
Total from investment operations	0.38		2.29	1.93	(1.41)	1.59
Less distributions to shareholders:
Net investment income	(0.19)		(0.25)	(0.19)	(0.24)	(0.03)
Net realized gains	(1.02)		(0.30)	(0.16)	(0.28)	—
Total distributions to shareholders	(1.21)		(0.55)	(0.35)	(0.52)	(0.03)
Net asset value, end of period	$12.12		$12.95	$11.21	$9.63	$11.56
Total return	2.95%		21.27%	20.59%	(12.87%)	15.92%
Ratios to average net assets(b)
Total gross expenses	1.25	%(c)	1.25%	1.26%	1.26%	1.30	%(c)
Total net expenses(d)	1.25	%(c)	1.25%	1.24%	1.20%	1.21	%(c)
Net investment income	2.52	%(c)	1.16%	1.88%	1.85%	0.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,720		$3,282	$1,297	$596	$87
Portfolio turnover	27%		78%	66%	63%	43%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — TCW Core Plus Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.02		$10.48	$10.62	$10.37	$10.00
Income from investment operations:
Net investment income	0.08		0.09	0.07	0.21	0.08
Net realized and unrealized gain (loss)	0.26		(0.32)	0.17	0.35	0.29
Total from investment operations	0.34		(0.23)	0.24	0.56	0.37
Less distributions to shareholders:
Net investment income	(0.07)		(0.08)	(0.20)	(0.08)	—
Net realized gains	—		(0.15)	(0.18)	(0.23)	—
Total distributions to shareholders	(0.07)		(0.23)	(0.38)	(0.31)	—
Net asset value, end of period	$10.29		$10.02	$10.48	$10.62	$10.37
Total return	3.35%		(2.19%)	2.32%	5.53%	3.70%
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.61%	0.62%	0.63%	0.68	%(c)
Total net expenses(d)	0.59	%(c)	0.61%	0.60%	0.56%	0.55	%(c)
Net investment income	1.61	%(c)	0.85%	0.69%	2.04%	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,893,501		$1,247,945	$1,479,732	$1,241,618	$1,087,790
Portfolio turnover	331%		1,233%	1,142%	1,618%	1,403%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — TCW Core Plus Bond Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.99		$10.44	$10.59	$10.36	$10.00
Income from investment operations:
Net investment income	0.07		0.06	0.04	0.19	0.08
Net realized and unrealized gain (loss)	0.25		(0.31)	0.17	0.34	0.28
Total from investment operations	0.32		(0.25)	0.21	0.53	0.36
Less distributions to shareholders:
Net investment income	(0.04)		(0.05)	(0.18)	(0.07)	—
Net realized gains	—		(0.15)	(0.18)	(0.23)	—
Total distributions to shareholders	(0.04)		(0.20)	(0.36)	(0.30)	—
Net asset value, end of period	$10.27		$9.99	$10.44	$10.59	$10.36
Total return	3.20%		(2.36%)	2.05%	5.20%	3.60%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.86%	0.87%	0.88%	0.95	%(c)
Total net expenses(d)	0.84	%(c)	0.86%	0.85%	0.81%	0.80	%(c)
Net investment income	1.37	%(c)	0.60%	0.40%	1.79%	1.25	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,098		$3,260	$3,684	$1,509	$478
Portfolio turnover	331%		1,233%	1,142%	1,618%	1,403%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.14		$10.33	$10.32	$10.19	$10.02
Income from investment operations:
Net investment income	0.03		0.05	0.11	0.14	0.11
Net realized and unrealized gain (loss)	0.03		(0.06)	0.10	0.10	0.06
Total from investment operations	0.06		(0.01)	0.21	0.24	0.17
Less distributions to shareholders:
Net investment income	(0.05)		(0.10)	(0.12)	(0.08)	—
Net realized gains	—		(0.08)	(0.08)	(0.03)	—
Total distributions to shareholders	(0.05)		(0.18)	(0.20)	(0.11)	—
Net asset value, end of period	$10.15		$10.14	$10.33	$10.32	$10.19
Total return	0.56%		(0.14%)	2.01%	2.41%	1.70%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.59%	0.60%	0.60%	0.62	%(c)
Total net expenses(d)	0.58	%(c)	0.59%	0.59%	0.57%	0.55	%(c)
Net investment income	0.54	%(c)	0.47%	1.03%	1.34%	1.70	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,287,270		$2,455,893	$2,106,703	$1,779,392	$1,574,515
Portfolio turnover	180%		282%	356%	529%	360%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Financial Highlights (continued)

Variable Portfolio — Wells Fargo Short Duration Government Fund

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$10.09		$10.29	$10.29	$10.17	$10.02
Income from investment operations:
Net investment income	0.01		0.02	0.08	0.11	0.10
Net realized and unrealized gain (loss)	0.04		(0.07)	0.10	0.11	0.05
Total from investment operations	0.05		(0.05)	0.18	0.22	0.15
Less distributions to shareholders:
Net investment income	(0.02)		(0.07)	(0.10)	(0.07)	—
Net realized gains	—		(0.08)	(0.08)	(0.03)	—
Total distributions to shareholders	(0.02)		(0.15)	(0.18)	(0.10)	—
Net asset value, end of period	$10.12		$10.09	$10.29	$10.29	$10.17
Total return	0.51%		(0.49%)	1.76%	2.18%	1.50%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.84%	0.85%	0.85%	0.86	%(c)
Total net expenses(d)	0.84	%(c)	0.84%	0.84%	0.82%	0.80	%(c)
Net investment income	0.29	%(c)	0.23%	0.76%	1.10%	1.57	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,659		$2,460	$2,189	$1,005	$469
Portfolio turnover	180%		282%	356%	529%	360%

Notes to Financial Highlights

(a)  For the period from May 7, 2010 (when shares became available) to December 31, 2010.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio — Limited Duration Credit Fund; Variable Portfolio — American Century Diversified Bond Fund; Variable Portfolio — Columbia Wanger International Equities Fund; Variable Portfolio — Columbia Wanger U.S. Equities Fund; Variable Portfolio — DFA International Value Fund; Variable Portfolio — Eaton Vance Floating-Rate Income Fund; Variable Portfolio — Holland Large Cap Growth Fund; Variable Portfolio — Invesco International Growth Fund; Variable Portfolio — J.P. Morgan Core Bond Fund; Variable Portfolio — Jennison Mid Cap Growth Fund; Variable Portfolio — Loomis Sayles Growth Fund (formerly Variable Portfolio — American Century Growth Fund); Variable Portfolio — MFS Value Fund; Variable Portfolio — Mondrian International Small Cap Fund; Variable Portfolio — Morgan Stanley Global Real Estate Fund; Variable Portfolio — NFJ Dividend Value Fund; Variable Portfolio — Nuveen Winslow Large Cap Growth Fund; Variable Portfolio — Partners Small Cap Growth Fund; Variable Portfolio — Pyramis® International Equity Fund; Variable Portfolio — TCW Core Plus Bond Fund (formerly Variable Portfolio — PIMCO Mortgage-Backed Securities Fund) and Variable Portfolio — Wells Fargo Short Duration Government Fund. Reference to shares and shareholders within these financial statements refer to partners' interests and partners for Funds treated as a partnership for U.S. federal income tax purposes.

Each Fund currently operates as a diversified fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued at the average of the bids received, as provided by pricing services.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities

(such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

Each Fund may invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are OTC agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. Certain Funds utilized forward foreign currency exchange contracts as detailed below:

Forward Foreign Currency Exchange Contracts	Funds
To hedge the currency exposure associated with some or all of the Fund's securities	Variable Portfolio — American Century Diversified Bond Fund and Variable Portfolio — Mondrian International Small Cap Fund

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Fund will record a realized gain or loss when the forward foreign currency exchange contract expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchanged traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:

Futures Contracts	Funds
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Limited Duration Credit Fund and Variable Portfolio — American Century Diversified Bond Fund
To manage exposure to movements in interest rates	Columbia Variable Portfolio — Limited Duration Credit Fund and Variable Portfolio — American Century Diversified Bond Fund
Futures Contracts	Funds
To manage exposure to the securities market	Variable Portfolio — Pyramis® International Equity Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Variable Portfolio — Pyramis® International Equity Fund

Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into futures contracts, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2014:

Variable Portfolio — American Century Diversified Bond Fund

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	1,267,469	—	1,267,469	24,815	—	—	1,242,654
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	2,051,440	—	2,051,440	24,815	—	—	2,026,625

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Variable Portfolio — Mondrian International Small Cap Fund

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(b)
Forward Foreign Currency Exchange Contracts	212,712	—	212,712	—	—	—	212,712

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Variable Portfolio — Limited Duration Credit Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,758,514	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	4,049	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(13,150,246)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(13,662,510)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	597,305
Futures contracts — Short	809,830,710

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Variable Portfolio — American Century Diversified Bond Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,267,469

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,223,434 *
Total		2,490,903
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,051,440

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(3,349,511)	—	(3,349,511)
Interest rate risk	—	(14,411,137)	(14,411,137)
Total	(3,349,511)	(14,411,137)	(17,760,648)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	3,137,039	—	3,137,039
Interest rate risk	—	(2,575,349)	(2,575,349)
Total	3,137,039	(2,575,349)	561,690

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	(319,521,139)
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	683,125	(2,850,767)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Variable Porfolio — Columbia Wanger International Equities Fund

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Options Contracts Written and Purchased ($)
Equity risk	(234,923)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average market value ($)*
Options contracts (purchased)	94,605

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Variable Portfolio — Mondrian International Small Cap Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	212,712

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	189,003
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(887,873)

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014.

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	108,816	(639,218)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Variable Portfolio — Pyramis® International Equity Fund

The following table is a summary of the fair value of derivative instruments at June 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	394,923	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	5,943,313
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(2,396,277)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	68,363,318

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2014.

Investments in Senior Loans

Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Floating Rate Loans

Certain Funds invest primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall; however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the Fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Forward Sale Commitments

The Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identify cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only Securities

Certain Funds may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Principal Only Securities

Certain Funds may invest in Principal Only Securities (POs). POs are stripped securities entitled to receive most, if not all, of the principal from the underlying obligation, but not the interest. The Fund may also invest in stripped mortgage-backed securities. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer or credit enhancer defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity.

Variable Portfolio — Columbia Wanger U.S. Equities Fund, Variable Portfolio — Holland Large Cap Growth Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Loomis Sayles Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each Fund's net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — Pyramis® International Equity Fund, Variable Portfolio — TCW Core Plus Bond Fund, and Variable Portfolio — Wells Fargo Short Duration Government Fund intend to qualify each year as separate "regulated investment companies" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — Mondrian International Small Cap Fund and Variable Portfolio — Pyramis® International Equity Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio — Limited Duration Credit Fund, Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Variable Portfolio — J.P. Morgan Core Bond Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — TCW Core Plus Bond Fund and Variable Portfolio — Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of each Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds' subadvisers. See Subadvisory Agreements below. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The fee rate range and annualized effective investment management fee rate for each Fund as a percentage of each Fund's average daily net assets for the six months ended June 30, 2014, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Investment Management Fee (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.48	0.29	0.46
Variable Portfolio — American Century Diversified Bond Fund	0.48	0.375	0.44
Variable Portfolio — Columbia Wanger International Equities Fund	0.95	0.72	0.90
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.90	0.80	0.87
Variable Portfolio — DFA International Value Fund	0.85	0.70	0.84
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.63	0.53	0.63
Variable Portfolio — Holland Large Cap Growth Fund	0.65	0.50	0.63
Variable Portfolio — Invesco International Growth Fund	0.85	0.70	0.83

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Fund	High (%)	Low (%)	Annualized Effective Investment Management Fee (%)
Variable Portfolio — J.P. Morgan Core Bond Fund	0.48	0.375	0.44
Variable Portfolio — Jennison Mid Cap Growth Fund	0.75	0.65	0.75
Variable Portfolio — Loomis Sayles Growth Fund	0.65	0.50	0.64
Variable Portfolio — MFS Value Fund	0.65	0.50	0.61
Variable Portfolio — Mondrian International Small Cap Fund	0.95	0.85	0.93
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.85	0.75	0.85
Variable Portfolio — NFJ Dividend Value Fund	0.65	0.50	0.62
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.65	0.50	0.64
Variable Portfolio — Partners Small Cap Growth Fund	0.90	0.80	0.86
Variable Portfolio — Pyramis® International Equity Fund	0.85	0.70	0.84
Variable Portfolio — TCW Core Plus Bond Fund	0.48	0.375	0.47
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.48	0.375	0.45

For Columbia Variable Portfolio — Limited Duration Credit Fund, effective July 1, 2014, the investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.29% as the Fund's net assets increase.

For Columbia Variable Portfolio — Limited Duration Credit Fund, effective May 1, 2014 through June 30, 2014, the Investment Manager voluntarily agreed to waive a portion of its management fee as follows: 0.07% on the first $500 million of assets, 0.065% on assets over $500 million up to $1 billion, 0.035% on assets over $1 billion up to $2 billion, and 0.01% on assets over $2 billion up to $3 billion. The annualized effective investment management fee rate, net of any waivers, for Columbia Variable Portfolio — Limited Duration Credit Fund for the six months ended June 30, 2014 was 0.44% of the Fund's average daily net assets.

For Variable Portfolio — TCW Core Plus Bond Fund, effective April 1, 2014 through April 30, 2015, the Investment Manager contractually agreed to waive 0.05% of its management fee (from 0.48% to 0.43%) on the first $1 billion of assets of the Fund, unless sooner terminated in the sole discretion of the Fund's Board. The annualized effective investment management fee rate, net of any waivers, for Variable Portfolio — TCW Core Plus Bond Fund for the six months ended June 30, 2014 was 0.45% of the Fund's average daily net assets.

Subadvisory Agreements

The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund's assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:

Fund	Subadviser
Variable Portfolio — American Century Diversified Bond Fund	American Century Investment Management, Inc.
Variable Portfolio — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC*
Variable Portfolio — Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management, LLC*
Variable Portfolio — DFA International Value Fund	Dimensional Fund Advisors, L.P.
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
Variable Portfolio — Holland Large Cap Growth Fund	Holland Capital Management LLC
Variable Portfolio — Invesco International Growth Fund	Invesco Advisers, Inc.
Variable Portfolio — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
Variable Portfolio — Jennison Mid Cap Growth Fund	Jennison Associates LLC
Variable Portfolio — Loomis Sayles Growth Fund	Loomis, Sayles & Company, L.P.**
Variable Portfolio — MFS Value Fund	Massachusetts Financial Services Company
Variable Portfolio — Mondrian International Small Cap Fund	Mondrian Investment Partners Limited
Variable Portfolio — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management Inc.
Variable Portfolio — NFJ Dividend Value Fund	NFJ Investment Group LLC
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, LLC
Variable Portfolio — Partners Small Cap Growth Fund	Palisade Capital Management, L.L.C. The London Company*** Wells Capital Management Incorporated
Variable Portfolio — Pyramis® International Equity Fund	Pyramis Global Advisors, LLC
Variable Portfolio — TCW Core Plus Bond Fund	TCW Investment Management Company****
Variable Portfolio — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated

* A wholly-owned subsidiary of the Investment Manager.

** Subadvisory agreement became effective on March 21, 2014; prior to March 21, 2014, American Century Investment Management, LLC was the subadvisor to the Fund.

*** London Company of Virginia, doing business as The London Company.

**** Subadvisory agreement became effective on March 21, 2014; prior to March 21, 2014, Pacific Investment Management Company LLC was the subadvisor to the Fund.

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

For Variable Portfolio — Partners Small Cap Growth Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager's determination, subject to the oversight of the Board, of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines as each Fund's net assets increase. The fee rate range and annualized effective administration fee rate for each Fund as a percentage of each Fund's average daily net assets for the six months ended June 30, 2014, was as follows:

Fund	High (%)	Low (%)	Annualized Effective Administration Fee (%)
Columbia Variable Portfolio — Limited Duration Credit Fund	0.07	0.04	0.06
Variable Portfolio — American Century Diversified Bond Fund	0.07	0.04	0.06
Variable Portfolio — Columbia Wanger International Equities Fund	0.08	0.05	0.08
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.08	0.05	0.08
Variable Portfolio — DFA International Value Fund	0.08	0.05	0.08
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.07	0.04	0.07
Variable Portfolio — Holland Large Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio — Invesco International Growth Fund	0.08	0.05	0.07
Variable Portfolio — J.P. Morgan Core Bond Fund	0.07	0.04	0.06
Variable Portfolio — Jennison Mid Cap Growth Fund	0.06	0.03	0.06
Variable Portfolio — Loomis Sayles Growth Fund	0.06	0.03	0.06
Variable Portfolio — MFS Value Fund	0.06	0.03	0.05
Variable Portfolio — Mondrian International Small Cap Fund	0.08	0.05	0.08
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.08	0.05	0.08
Variable Portfolio — NFJ Dividend Value Fund	0.06	0.03	0.05
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.06	0.03	0.06
Fund	High (%)	Low (%)	Annualized Effective Administration Fee (%)
Variable Portfolio — Partners Small Cap Growth Fund	0.08	0.05	0.08
Variable Portfolio — Pyramis® International Equity Fund	0.08	0.05	0.08
Variable Portfolio — TCW Core Plus Bond Fund	0.07	0.04	0.07
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.07	0.04	0.06

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were as follows:

Fund	Amount ($)
Columbia Variable Portfolio — Limited Duration Credit Fund	2,919
Variable Portfolio — American Century Diversified Bond Fund	3,112
Variable Portfolio — Columbia Wanger International Equities Fund	1,161
Variable Portfolio — Columbia Wanger U.S. Equities Fund	1,074
Variable Portfolio — DFA International Value Fund	1,637
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	1,192
Variable Portfolio — Holland Large Cap Growth Fund	1,778
Variable Portfolio — Invesco International Growth Fund	2,111
Variable Portfolio — J.P. Morgan Core Bond Fund	3,070
Variable Portfolio — Jennison Mid Cap Growth Fund	1,344
Variable Portfolio — Loomis Sayles Growth Fund	1,481
Variable Portfolio — MFS Value Fund	2,377
Variable Portfolio — Mondrian International Small Cap Fund	936
Variable Portfolio — Morgan Stanley Global Real Estate Fund	849
Variable Portfolio — NFJ Dividend Value Fund	2,166
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	1,653
Variable Portfolio — Partners Small Cap Growth Fund	1,089
Variable Portfolio — Pyramis® International Equity Fund	1,729
Variable Portfolio — TCW Core Plus Bond Fund	1,605
Variable Portfolio — Wells Fargo Short Duration Government Fund	2,521

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

"interested persons" of each Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees

The Funds have a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of each Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Each Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds' custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014		Contractual Expense Cap Prior to May 1, 2014
	Class 1	Class 2	Class 1	Class 2
Columbia Variable Portfolio — Limited Duration Credit Fund	0.57%	0.82%	0.57%	0.82%
Variable Portfolio — American Century Diversified Bond Fund	0.56	0.81	0.72	0.97
Variable Portfolio — Columbia Wanger International Equities Fund	0.99	1.24	1.00	1.25
Variable Portfolio — Columbia Wanger U.S. Equities Fund	0.96	1.21	0.96	1.21
Variable Portfolio — DFA International Value Fund	0.88	1.13	0.87	1.12
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	0.72	0.97	0.72	0.97
Variable Portfolio — Holland Large Cap Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — Invesco International Growth Fund	0.99	1.24	1.00	1.25
Variable Portfolio — J.P. Morgan Core Bond Fund	0.56	0.81	0.72	0.97
Variable Portfolio — Jennison Mid Cap Growth Fund	0.88	1.13	0.83	1.08
Variable Portfolio — Loomis Sayles Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — MFS Value Fund	0.77	1.02	0.77	1.02
Variable Portfolio — Mondrian International Small Cap Fund	0.99	1.24	1.00	1.25
Variable Portfolio — Morgan Stanley Global Real Estate Fund	0.89	1.14	0.89	1.14
Variable Portfolio — NFJ Dividend Value Fund	0.77	1.02	0.77	1.02
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	0.79	1.04	0.79	1.04
Variable Portfolio — Partners Small Cap Growth Fund	0.96	1.21	0.96	1.21
Variable Portfolio — Pyramis® International Equity Fund	1.00	1.25	1.00	1.25
Variable Portfolio — TCW Core Plus Bond Fund	0.62	0.87	0.65	0.90
Variable Portfolio — Wells Fargo Short Duration Government Fund	0.59	0.84	0.60	0.85

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

(including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Variable Portfolio — Limited Duration Credit Fund	2,632,418,000	46,658,000	(723,000)	45,935,000
Variable Portfolio — American Century Diversified Bond Fund	3,352,851,000	79,836,000	(14,877,000)	64,959,000
Variable Portfolio — Columbia Wanger International Equities Fund	581,102,000	190,803,000	(14,997,000)	175,806,000
Variable Portfolio — DFA International Value Fund	1,236,849,000	313,145,000	(56,225,000)	256,920,000
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	743,591,000	3,111,000	(7,472,000)	(4,361,000)
Variable Portfolio — Invesco International Growth Fund	1,558,320,000	502,450,000	(9,717,000)	492,733,000
Variable Portfolio — J.P. Morgan Core Bond Fund	2,922,790,000	85,746,000	(19,813,000)	65,933,000
Variable Portfolio — Mondrian International Small Cap Fund	322,255,000	107,979,000	(7,288,000)	100,691,000
Variable Portfolio — Morgan Stanley Global Real Estate Fund	232,598,000	61,164,000	(2,423,000)	58,741,000
Variable Portfolio — Pyramis® International Equity Fund	1,298,750,000	238,977,000	(10,012,000)	228,965,000
Variable Portfolio — TCW Core Plus Bond Fund	2,160,237,000	13,428,000	(6,262,000)	7,166,000
Variable Portfolio — Wells Fargo Short Duration Government Fund	2,298,767,000	7,848,000	(3,856,000)	3,992,000

The following capital loss carryforwards, determined as of December 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	No Expiration Short-term ($)	No Expiration Long-term ($)	Total ($)
Variable Portfolio — TCW Core Plus Bond Fund	21,829,650	1,173,648	23,003,298
Variable Portfolio — Wells Fargo Short Duration Government Fund	7,977,168	—	7,977,168

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of securities, including U.S. government securities and any applicable mortgage dollar rolls, but excluding short-term obligations and certain derivatives, for each Fund aggregated to:

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Columbia Variable Portfolio — Limited Duration Credit Fund	1,032,535,644	1,162,824,508	8,467,126	—
Variable Portfolio — American Century Diversified Bond Fund	3,613,763,000	3,856,750,019	2,789,700,076	(3,566,155,220)

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Fund	Purchases ($)	Proceeds ($)	Purchases of U.S. Government Securities ($)	Proceeds from Sales of U.S. Government Securities ($)
Variable Portfolio — Columbia Wanger International Equities Fund	116,548,863	110,095,391	—	—
Variable Portfolio — Columbia Wanger U.S. Equities Fund	32,096,126	191,547,423	—	—
Variable Portfolio — DFA International Value Fund	226,685,314	77,976,147	—	—
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	215,771,075	221,514,192	—	—
Variable Portfolio — Holland Large Cap Growth Fund	54,941,572	291,500,487	—	—
Variable Portfolio — Invesco International Growth Fund	243,557,260	272,243,289	—	—
Variable Portfolio — J.P. Morgan Core Bond Fund	148,425,350	341,606,734	38,319,367	(198,451,323)
Variable Portfolio — Jennison Mid Cap Growth Fund	172,958,091	314,019,157	—	—
Variable Portfolio — Loomis Sayles Growth Fund	1,174,421,005	1,160,748,866	—	—
Variable Portfolio — MFS Value Fund	173,373,988	274,947,168	—	—
Variable Portfolio — Mondrian International Small Cap Fund	53,217,522	73,095,222	—	—
Variable Portfolio — Morgan Stanley Global Real Estate Fund	38,883,748	94,495,080	—	—
Variable Portfolio — NFJ Dividend Value Fund	265,582,196	417,007,789	—	—
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	492,022,360	425,967,143	—	—
Variable Portfolio — Partners Small Cap Growth Fund	153,258,269	158,633,859	—	—
Variable Portfolio — Pyramis® International Equity Fund	432,111,074	364,096,420	—	—
Variable Portfolio — TCW Core Plus Bond Fund	5,110,677,855	4,679,355,776	4,380,772,189	4,472,337,572
Variable Portfolio — Wells Fargo Short Duration Government Fund	4,249,565,924	4,392,134,376	3,892,953,557	(3,869,732,210)

The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Brokerage commissions paid to brokers affiliated with the Investment Manager of Variable Portfolio — Morgan Stanley Global Real Estate Fund were $912 for the six months ended June 30, 2014.

Note 6. Commission Recapture

Variable Portfolio — Pyramis® International Equity Fund participated in the Pyramis Global Advisors' commission recapture program (the Program). The Program generates rebates on a portion of portfolio trades. During the six months ended June 30, 2014, the Fund received cash rebates of $419,431 from the Program which are included in net realized gain or loss on investments in the Statements of Operations.

Note 7. Affiliated Money Market Fund

Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds. The income earned by the Funds from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2014, affiliated shareholder accounts, including affiliated fund-of funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds.

Note 9. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

No Fund had borrowings during the six months ended June 30, 2014.

Note 10. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Variable Portfolio — Invesco International Growth Fund and Variable Portfolio — Nuveen Winslow Large Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if they were invested in a wider variety of companies in unrelated sectors.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Variable Portfolio — DFA International Value Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — NFJ Dividend Value Fund and Variable Portfolio — Pyramis® International Equity Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if they were invested in a wider variety of companies in unrelated sectors.

Floating Rate Loan Risk

Variable Portfolio — Eaton Vance Floating-Rate Income Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, prepayment and extension risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall; however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the Fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose Variable Portfolio — American Century Diversified Bond Fund, Variable Portfolio — Eaton Vance Floating-Rate Income Fund and Variable Portfolio — TCW Core Plus Bond Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Industrial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Columbia Wanger U.S. Equities Fund and Variable Portfolio — Mondrian International Small Cap Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors.

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Variable Portfolio — Holland Large Cap Growth Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Loomis Sayles Growth Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund and Variable Portfolio — Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if they were invested in a wider variety of companies in unrelated sectors.

Real Estate Sector Risk

The risks associated with the ownership of real estate and the real estate industry in general can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Variable Portfolio — Morgan Stanley Global Real Estate Fund may be more susceptible to the particular risks of real estate related investments including risks of investing in REITs.

Small- and Mid-Cap Company Risk

Investments in small- and medium capitalization companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies, which may make securities of small- and mid-cap companies less liquid and more volatile than the securities of larger companies.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased

Semiannual Report 2014

Variable Portfolio Funds

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below-named Columbia Variable Portfolio (Columbia VP) and Variable Portfolio (VP) Funds (each a VP Fund and collectively, the VP Funds).

Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

In addition, for each VP Fund, except Columbia VP — Limited Duration Credit Fund (each a Subadvised Fund and collectively the Subadvised Funds), under a subadvisory agreement (each a Subadvisory Agreement) between Columbia Management and the below-named subadviser(s) to each Subadvised Fund (each a Subadviser and collectively the Subadvisers), each Subadviser has provided portfolio management and related services for its Subadvised Fund(s).

VP Fund Name	Subadviser(s)*
VP — American Century Diversified Bond Fund	American Century Investment Management, Inc.
VP — Columbia Wanger International Equities Fund	Columbia Wanger Asset Management, LLC
VP — Columbia Wanger U.S. Equities Fund	Columbia Wanger Asset Management, LLC
VP — DFA International Value Fund	Dimensional Fund Advisors, L.P.
VP — Eaton Vance Floating-Rate Income Fund	Eaton Vance Management
VP — Holland Large Cap Growth Fund	Holland Capital Management LLC
VP — Invesco International Growth Fund	Invesco Advisers, Inc.
VP — J.P. Morgan Core Bond Fund	J.P. Morgan Investment Management Inc.
VP — Jennison Mid Cap Growth Fund	Jennison Associates LLC
VP — MFS Value Fund	Massachusetts Financial Services Company
VP — Mondrian International Small Cap Fund	Mondrian Investment Partners Limited
VP — Morgan Stanley Global Real Estate Fund	Morgan Stanley Investment Management, Inc.
VP — NFJ Dividend Value Fund	NFJ Investment Group LLC
VP — Nuveen Winslow Large Cap Growth Fund	Winslow Capital Management, LLC
VP — Partners Small Cap Growth Fund	The London Company of Virginia; Wells Capital Management Inc.; and Palisade Capital Management, L.L.C.
VP — Pyramis® International Equity Fund	Pyramis Global Advisors, LLC
VP — Wells Fargo Short Duration Government Fund	Wells Capital Management Inc.

*  Columbia Wanger Asset Management, LLC (the Affiliated Subadviser) is an affiliate of Columbia Management. Each other subadviser is not an affiliate of Columbia Management (each an Unaffiliated Subadviser and collectively the Unaffiliated Subadvisers).

On an annual basis, the VP Funds' Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management's representation that additional staff has been added to support the vigorous application of the "5P" review process, to which all internally managed Funds, including Columbia VP — Limited Duration Credit Fund, as well as Funds subadvised by the Affiliated Subadviser are subject.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the VP Funds by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the VP Funds' Administrative Services Agreement, the Board also took into account the organization and strength of the VP Funds' and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the VP Funds' other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the VP Funds.

With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered each Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the VP Funds (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreements with each Subadviser, the Board concluded that the services being performed under the

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

existing Subadvisory Agreements for VP — American Century Diversified Bond Fund, VP — Columbia Wanger International Equities Fund, VP — Columbia Wanger U.S. Equities Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — Holland Large Cap Growth Fund, VP — Invesco International Growth Fund, VP — J.P. Morgan Core Bond Fund, VP — MFS Value Fund, VP — NFJ Dividend Value Fund, VP — Nuveen Winslow Large Cap Growth Fund, VP — Partners Small Cap Growth Fund, VP — Pyramis® International Equity Fund, and VP — Wells Fargo Short Duration Government Fund were of a reasonably high quality. For VP — DFA International Value Fund, VP — Jennison Mid Cap Growth Fund, VP — Mondrian International Small Cap Fund, and VP — Morgan Stanley Global Real Estate Fund, the Board concluded that the services being performed under the Subadvisory Agreements were of an acceptable quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the existing Subadvisers were in a position to continue to provide a high quality and level of services to the respective VP Funds.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management's process for selecting the Unaffiliated Subadvisers and monitoring each Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

The Board observed that the investment performance met expectations for Columbia VP — Limited Duration Credit Fund, VP — Invesco International Growth Fund, VP — MFS Value Fund, VP — Nuveen Winslow Large Cap Growth Fund, VP — Pyramis® International Equity Fund, and VP — Wells Fargo Short Duration Government Fund.

The Board observed that the investment performance was appropriate in light of the particular management style involved and the particular market environment for VP — DFA International Value Fund, VP — Holland Large Cap Growth Fund, VP — Morgan Stanley Global Real Estate Fund, and VP — Partners Small Cap Growth Fund. The Board observed that appropriate steps had been taken or are contemplated to help improve these VP Funds' performance, the Board also observed that Holland Capital Management LLC assumed subadvisory responsibilities for VP — Holland Large Cap Growth Fund less than 12 months earlier and, thus, the performance shown was only for a short-term period.

The Board observed the underperformance for certain periods for VP — American Century Diversified Bond Fund, VP — Columbia Wanger International Equities Fund, VP — Columbia Wanger U.S. Equities Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — J.P. Morgan Core Bond Fund, VP — Jennison Mid Cap Growth Fund, VP — Mondrian International Small Cap Fund and VP — NFJ Dividend Value Fund. For VP — Mondrian International Small Cap Fund, the Board observed that performance lagged as expected in 2013 due to the subadviser's defensive position. The Board observed that appropriate steps had been taken or are contemplated to help improve the performance of these VP Funds.

The Board further observed that the Investment Manager's subadvised strategies team remains confident in the ability of the subadvisers for each of the foregoing Subadvised Funds to outperform over a full market cycle.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadvisers from their Relationships with the VP Funds

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund's contribution to Columbia Management's profitability. For Columbia VP — Limited Duration Credit Fund, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each VP Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the VP Fund is no higher than the median expense ratio of funds in the same comparison universe of the VP Fund).

The Board took into account that the total expense ratio (after considering proposed voluntary expense caps/waivers) approximated or was slightly below the peer universe's median expense ratio shown in the reports for each of Columbia VP — Limited Duration Credit Fund, VP — American Century Diversified Bond Fund, VP — Columbia Wanger International Equities Fund, VP — Columbia Wanger U.S. Equities Fund, VP — DFA International Value Fund, VP — Eaton Vance Floating-Rate Income Fund, VP — Holland Large Cap Growth Fund, VP — Invesco International Growth Fund, VP — J.P. Morgan Core Bond Fund, VP — Jennison Mid Cap Growth Fund, VP — MFS Value Fund, VP — Mondrian International Small Cap Fund, VP — Morgan Stanley Global Real Estate Fund, VP — NFJ Dividend Value Fund, VP — Nuveen Winslow Large Cap Growth Fund, VP — Partners Small Cap Growth Fund, VP — Pyramis® International Equity Fund and VP — Wells Fargo Short Duration Government Fund. The Board also observed management's agreement, pursuant to the Trustees' request, to lower the Columbia VP — Limited Duration Credit Fund's effective IMS fee rate (as set forth in Note 3 to the accompanying financial statements).

It was observed that various proposals concerning the VP Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the VP Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the VP Funds. The Board observed that the subadvisory fee level for each Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadvisers to other client accounts. Based on its review, the Board concluded that each VP Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the VP Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the VP Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the VP Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the VP Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the VP Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each VP Fund grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as VP Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

January 2014 Board Consideration and Approval of the New Subadvisory Agreement for VP — Loomis Sayles Growth Fund (the Fund) (formerly known as Variable Portfolio-American Century Growth Fund)

At the January 13-15, 2014 Board meeting, the Board, including all of the Independent Trustees, unanimously approved the proposal to (i) change the Fund's name from Variable Portfolio — American Century Growth Fund to Variable

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Portfolio — Loomis Sayles Growth Fund; (ii) terminate the subadvisory agreement between Columbia Management and American Century Investment Management, Inc. (American Century); (iii) approve the proposed Subadvisory Agreement between Columbia Management and Loomis, Sayles & Company, L.P. (Loomis Sayles) for the Fund; and (iv) modify the Fund's principal investment strategy and principal risks to reflect Loomis Sayles' investment process (collectively, the Loomis Sayles Proposals). Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the April 2013 meeting (the April Meeting) and, in that connection, Independent legal counsel's discussion of their responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with Loomis Sayles. The Board, its Contracts Committee and Investment Review Committee held meetings and discussions with Columbia Management and reviewed and considered various written materials and oral presentations in connection with Loomis Sayles' proposed services, including with respect to the nature, extent and quality of services, profitability and fees and expenses, investment strategy/style, performance and trading practices and the code of ethics and compliance program of Loomis Sayles. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Loomis Sayles Proposals. Independent legal counsel also noted that the Board should take into account the Contracts Committee's and Investment Review Committee's reports with respect to the termination of American Century and replacement with Loomis Sayles.

Nature, Extent and Quality of Services to be provided by Loomis Sayles

The Board considered its analysis of the reports and presentations received by it and the Contracts Committee and Investment Review Committee, detailing the services proposed to be performed by Loomis Sayles as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.

The Board observed that Loomis Sayles' compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined by Columbia Management's Asset Management Compliance to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of Loomis Sayles and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that Loomis Sayles' investment approach was reviewed by the Investment Review Committee (which included a presentation to the Investment Review Committee by Loomis Sayles) and that the strategy is led by a portfolio manager with nearly 20 years of experience. The Board also recalled the information provided by Columbia Management and the Committee reports regarding Loomis Sayles' personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by Loomis Sayles was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board also considered, in this regard, the proposed termination of American Century and Columbia Management's explanation that the termination was due to an effort to improve the Fund's performance and to employ a strategy that, unlike American Century's, is less correlated to the Fund's benchmark. In that regard, the Board recalled the Investment Review Committee and Contracts Committee reports regarding the search process undertaken by Columbia Management to identify a prospective successor subadviser meeting Columbia Management's criteria.

Investment Performance of Loomis Sayles

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management agreements. The Board considered Loomis Sayles' investment performance, noting that Loomis Sayles delivered solid performance results over 1-, 3- and 5-year periods for its accounts managed using a strategy substantially similar to that proposed for the Fund, outperforming American Century's strategy for the same periods. Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Loomis Sayles was in a position to provide a high quality level of service to the Fund.

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Loomis Sayles would be paid by Columbia Management and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by Loomis Sayles to other clients, observing that the proposed subadvisory fees are generally in line with (i) fees charged by Loomis Sayles to other subadvisory clients and (ii) subadvisory fees paid by Columbia Management to subadvisers of other similar funds. The Board also considered the expected minor increase in profitability of Columbia Management and its affiliates in connection with the hiring of Loomis Sayles (as compared with fees paid to American Century) and concluded that the Columbia Management profitability levels remained within the reasonable ranges of profitability levels reported at the Funds' April 2013 meetings.

Economies of Scale

The Board also considered the economies of scale that may be realized by Columbia Management and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed subadvisory fees are not paid by the Fund and that the Fund's fee structure was not proposed to change (as there was no proposed change in level of service to be performed by Columbia Management). The Board thus observed that the IMS Agreement would be unaffected by the subadviser change and continues to provide for lower Fund fees as assets increase at pre-established breakpoints, all of which have not been surpassed. The Board concluded that, after taking into account the subadviser change, the Fund would continue to have opportunities to share economies of scale with shareholders.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative. On January 15, 2014, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

January 2014 Board Consideration and Approval of the New Subadvisory Agreement for VP — TCW Core Plus Bond Fund (the Fund) (formerly known as Variable Portfolio-PIMCO Mortgage-Backed Securities Fund)

At the January 13-15, 2014 Board meeting, the Board, including all of the Independent Trustees, unanimously approved the proposal to (i) change the Fund's name from Variable Portfolio — PIMCO Mortgage-Backed Securities Fund to Variable Portfolio — TCW Core Plus Bond Fund; (ii) terminate the subadvisory agreement between Columbia Management and Pacific Investment Management Company LLC (PIMCO); (iii) approve the proposed Subadvisory Agreement between Columbia Management and TCW Investment Management Company (TCW) for the Fund; (iv) modify the Fund's principal investment strategies and risks to reflect TCW's investment process and to change the Fund's 80% policy that required an 80% investment in mortgage-related fixed income instruments to one that more broadly requires an 80% investment in bonds and other debt securities, including debt securities issued by the U.S. government, its agencies, instrumentalities or sponsored corporations, debt securities issued by corporations, mortgage-and other asset backed securities and dollar-denominated securities issued by foreign governments, companies or other entities and bank loans and other obligations; and (v) change to the Fund's benchmark from the Barclays U.S. Mortgage-Backed Securities Index to the Barclays U.S. Aggregate Bond Index (collectively, the "TCW Proposals"). Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the April 2013 meeting (the April Meeting) and, in that connection, independent legal counsel's discussion of their responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with TCW. The Board, its Contracts Committee and Investment Review Committee held meetings and discussions with Columbia Management and reviewed and considered various written materials and oral presentations in connection with TCW's proposed services, including with respect to the nature, extent and quality of services, profitability and fees and expenses, investment strategy/style, performance and trading practices and the code of ethics and compliance program of TCW. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the TCW Proposals. Independent legal counsel also noted that the Board should take into account the Contracts Committee's and Investment Review Committee's reports respecting the termination of PIMCO and replacement with TCW.

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Nature, Extent and Quality of Services to be provided by TCW

The Board considered its analysis of the reports and presentations received by it and the Contracts Committee and Investment Review Committee, detailing the services proposed to be performed by TCW as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel. The Board noted that Columbia Management serves as investment manager to the Fund pursuant to an IMS Agreement between Columbia Management and the Fund.

The Board observed that TCW's compliance program had been reviewed by the Fund's Chief Compliance Officer and was determined by Columbia Management's Asset Management Compliance to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of TCW and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that TCW's investment approach was reviewed by the Investment Review Committee (which included a presentation to the Investment Review Committee by TCW) and that the strategy is led by four portfolio managers with over 90 years of experience between them. The Board also recalled the information provided by Columbia Management and the Committee reports regarding TCW's personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by TCW was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board also considered, in this regard, the proposed termination of PIMCO and Columbia Management's explanation that the termination was due to an effort to improve the Fund's performance record and find a subadviser that is well suited to broaden the Fund's strategy to a core-plus bond strategy (particularly, in light of the rising interest rates environment, which management believes would provide greater opportunity to increase shareholder returns over time). In that regard, the Board recalled the Investment Review Committee and Contracts Committee reports regarding the search process undertaken by Columbia Management to identify a prospective successor subadviser with an investment style consistent with Columbia Management's desire to improve the Fund's performance and broaden its strategy. In this connection, the Board considered the proposals to change the primary benchmark of the Fund from the Barclays U.S. Mortgage-Backed Securities Index to the Barclays U.S. Aggregate Bond Index and to change the Fund's principal investment strategies to align with TCW's investment management style, including a change to the Fund's policy such that, as approved, at least 80% of the Fund's investments be invested in an expanded universe of bonds and other debt securities in lieu of a focus on mortgage-related fixed income instruments. The Board recalled, in this regard, representations concerning (i) the expectation that TCW's strategy is well suited for Columbia Management's desired broadening of the Fund's investment strategy in light of the current market environment and (ii) the need to change the Fund's benchmark to align with the benchmark that TCW seeks to outperform. The Board observed that PIMCO's performance regarding the Fund did not meet expectations for recent periods.

Investment Performance of TCW

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management agreements. The Board recalled its earlier discussion of TCW's performance with a strategy that is substantially similar to that proposed for the Fund and noted that TCW had outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, and PIMCO's MBS strategy over multiple periods.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that TCW was in a position to provide a high quality and level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to TCW would be paid by Columbia Management and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by TCW to other clients, including the Other TCW Fund (which is under the governance of a different Board of Trustees and managed by Columbia Management). The Board also reviewed subadvisory fees paid to a different subadviser using a core bond strategy for the Variable Portfolio-JPMorgan

Semiannual Report 2014

Variable Portfolio Funds

Approval of Investment Management Services and Subadvisory Agreements (continued)

Core Bond Fund. The Board recalled its requested reduction in the effective management fee rate to be paid by the Fund and the additional waiver intended to achieve that reduction. The Board observed that the proposed subadvisory fees are generally in line with (i) fees charged by TCW to other subadvisory clients (they were identical to the fees charged to the Other TCW Fund and in line with the subadvisory fees charged to other TCW clients) and (ii) subadvisory fees paid by Columbia Management to subadvisers of other similar funds (including the Variable Portfolio-J.P.Morgan Core Bond Fund). The Board also considered the expected increase in profitability of Columbia Management and its affiliates in connection with the hiring of TCW (due to the reduced subadvisory fees compared to those paid to PIMCO). The Board observed though that the level of Columbia Management's services for the Fund are not proposed to change as a result of the change in subadvisers. The Board also noted the additional waiver's negative impact on Columbia Management's profitability. The Board concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the Funds' April 2013 meetings.

Economies of Scale

The Board also considered the economies of scale that may be realized by Columbia Management and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the proposed subadvisory fees are not paid by the Fund. The Board observed though that the reduced subadvisory fees would provide savings for Columbia Management at current Fund asset levels. The Board noted, however, the effect of the additional fee waiver which would yield economies of scale to Fund shareholders (even though the subadvisory fee is not paid for by the Fund). The Board also observed that the IMS Agreement would be unaffected by the subadviser change and continues to provide for lower Fund fees as assets increase at pre-established breakpoints. The Board concluded that, after taking into account the subadviser change, the Fund would continue to have opportunities to share economies of scale with shareholders.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On January 15, 2014, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

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Semiannual Report 2014

Variable Portfolio Funds

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Variable Portfolio Funds

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the fund and the investment product through which the fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6547 F (8/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 19, 2014